UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Investor Class	13.36%	4.89%	8.16%
Fidelity Advantage® Class A	13.39%	4.92%	8.19%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 13.36% and 13.39%, respectively, in line with the S&P 500® Index. Amid a strong backdrop for equities, all 10 sectors in the index generated positive performance. The fund's leading individual contributor in absolute terms was pharmaceutical maker Pfizer. Industrial conglomerate General Electric and Internet search leader Google both added value, as did several financials positions - insurance-focused conglomerate Berkshire Hathaway and global financial institutions JPMorgan Chase and Bank of America. Telecommunication services provider AT&T also helped. By far, the biggest individual detractor was personal electronics and computer manufacturer Apple, whose negative impact was magnified by the company's large representation in the benchmark. Several other notable technology stocks held back results, including microprocessor company Intel and software manufacturer Microsoft. In the energy sector, Occidental Petroleum and Apache saw their shares return -19% and roughly -31%, respectively, while Caterpillar, a manufacturer of construction equipment and other heavy machinery, further hampered results as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.095%
Actual		$ 1,000.00	$ 1,088.90	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .48
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,089.30	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,089.20	$ .21
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,089.50	$ .10
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	4.8
Exxon Mobil Corp.	3.0	3.2
General Electric Co.	1.8	1.7
Chevron Corp.	1.7	1.7
IBM Corp.	1.6	1.7
Google, Inc. Class A	1.6	1.4
Johnson & Johnson	1.5	1.4
Microsoft Corp.	1.5	1.8
Procter & Gamble Co.	1.5	1.4
AT&T, Inc.	1.5	1.7
	18.7
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	20.0
Financials	15.7	14.2
Health Care	12.1	11.7
Consumer Discretionary	11.3	10.9
Energy	11.0	11.1
Consumer Staples	10.7	11.0
Industrials	10.2	10.0
Materials	3.4	3.3
Utilities	3.4	3.5
Telecommunication Services	3.0	3.2

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	455,394	$ 33,886
Delphi Automotive PLC	1,149,118	48,091
Johnson Controls, Inc.	2,660,675	83,731
The Goodyear Tire & Rubber Co. (a)	953,158	12,372
		178,080
Automobiles - 0.4%
Ford Motor Co.	14,835,160	187,071
Harley-Davidson, Inc.	880,376	46,334
		233,405
Distributors - 0.1%
Genuine Parts Co.	603,617	42,875
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	389,270	6,567
H&R Block, Inc. (d)	1,055,608	26,242
		32,809
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	1,734,866	62,056
Chipotle Mexican Grill, Inc. (a)(d)	122,551	38,823
Darden Restaurants, Inc. (d)	500,413	23,154
International Game Technology	1,035,401	16,504
Marriott International, Inc. Class A	957,663	37,780
McDonald's Corp.	3,906,500	374,633
Starbucks Corp.	2,893,365	158,614
Starwood Hotels & Resorts Worldwide, Inc. (d)	762,551	46,005
Wyndham Worldwide Corp.	545,782	32,878
Wynn Resorts Ltd. (d)	309,179	36,143
Yum! Brands, Inc. (d)	1,757,999	115,114
		941,704
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,086,532	24,230
Garmin Ltd. (d)	424,834	14,589
Harman International Industries, Inc.	263,936	11,204
Leggett & Platt, Inc. (d)	549,724	16,811
Lennar Corp. Class A (d)	638,752	24,649
Newell Rubbermaid, Inc.	1,119,060	26,119
PulteGroup, Inc. (a)(d)	1,322,792	25,371
Whirlpool Corp.	302,932	34,216
		177,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,409,980	$ 372,615
Expedia, Inc.	362,095	23,116
Netflix, Inc. (a)(d)	216,131	40,650
priceline.com, Inc. (a)	194,026	133,408
TripAdvisor, Inc. (a)(d)	426,475	19,388
		589,177
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	449,938	18,007
Mattel, Inc. (d)	1,335,138	54,407
		72,414
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A	839,618	11,746
CBS Corp. Class B	2,299,248	99,764
Comcast Corp. Class A	10,339,476	411,408
DIRECTV (a)	2,350,704	113,233
Discovery Communications, Inc. (a)(d)	929,399	68,153
Gannett Co., Inc.	894,106	17,945
Interpublic Group of Companies, Inc.	1,678,542	21,452
News Corp. Class A	7,845,463	225,949
Omnicom Group, Inc.	1,027,935	59,137
Scripps Networks Interactive, Inc. Class A	338,187	21,323
The Walt Disney Co. (d)	6,895,370	376,418
Time Warner Cable, Inc.	1,174,209	101,440
Time Warner, Inc.	3,684,248	195,891
Viacom, Inc. Class B (non-vtg.)	1,797,664	105,091
Washington Post Co. Class B (d)	17,512	6,979
		1,835,929
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,021,755	47,348
Dollar Tree, Inc. (a)	884,064	39,946
Family Dollar Stores, Inc.	372,699	21,449
J.C. Penney Co., Inc. (d)	554,506	9,743
Kohl's Corp. (d)	823,375	37,958
Macy's, Inc.	1,538,028	63,213
Nordstrom, Inc. (d)	591,714	32,083
Target Corp. (d)	2,532,254	159,431
		411,171
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	309,581	14,436
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	151,611	$ 6,636
AutoZone, Inc. (a)(d)	143,703	54,629
Bed Bath & Beyond, Inc. (a)(d)	891,811	50,610
Best Buy Co., Inc. (d)	1,039,252	17,054
CarMax, Inc. (a)(d)	890,316	34,197
GameStop Corp. Class A (d)	471,514	11,816
Gap, Inc. (d)	1,156,566	38,074
Home Depot, Inc.	5,817,777	398,518
Limited Brands, Inc.	931,312	42,393
Lowe's Companies, Inc.	4,376,146	166,950
O'Reilly Automotive, Inc. (a)	445,997	45,376
PetSmart, Inc. (d)	418,188	27,228
Ross Stores, Inc.	865,289	50,152
Staples, Inc. (d)	2,622,092	34,559
Tiffany & Co., Inc. (d)	463,685	31,141
TJX Companies, Inc.	2,837,541	127,604
Urban Outfitters, Inc. (a)	425,808	17,254
		1,168,627
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,103,843	53,349
Fossil, Inc. (a)(d)	210,189	21,601
NIKE, Inc. Class B	2,840,036	154,668
PVH Corp.	303,936	37,035
Ralph Lauren Corp.	238,500	41,373
VF Corp.	342,899	55,296
		363,322
TOTAL CONSUMER DISCRETIONARY		6,046,702
CONSUMER STAPLES - 10.7%
Beverages - 2.4%
Beam, Inc.	619,113	37,784
Brown-Forman Corp. Class B (non-vtg.)	589,736	38,698
Coca-Cola Enterprises, Inc.	1,049,900	37,565
Constellation Brands, Inc. Class A (sub. vtg.) (a)	589,274	26,069
Crimson Wine Group Ltd. (a)	7,708	62
Dr. Pepper Snapple Group, Inc.	809,769	35,322
Molson Coors Brewing Co. Class B	606,393	26,809
Monster Beverage Corp. (a)	580,120	29,255
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,018,846	$ 456,048
The Coca-Cola Co.	15,008,613	581,133
		1,268,745
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,682,572	170,428
CVS Caremark Corp.	4,850,912	247,979
Kroger Co.	1,999,209	58,397
Safeway, Inc. (d)	932,288	22,244
Sysco Corp. (d)	2,287,156	73,555
Wal-Mart Stores, Inc.	6,508,201	460,650
Walgreen Co.	3,342,740	136,852
Whole Foods Market, Inc.	671,350	57,481
		1,227,586
Food Products - 1.8%
Archer Daniels Midland Co.	2,562,495	81,641
Campbell Soup Co. (d)	697,339	28,702
ConAgra Foods, Inc.	1,585,716	54,089
Dean Foods Co. (a)	720,745	11,964
General Mills, Inc. (d)	2,510,583	116,114
H.J. Heinz Co.	1,247,688	90,370
Hormel Foods Corp. (d)	521,666	19,516
Kellogg Co.	962,285	58,218
Kraft Foods Group, Inc.	2,305,067	111,727
McCormick & Co., Inc. (non-vtg.) (d)	515,620	34,686
Mead Johnson Nutrition Co. Class A	789,967	59,176
Mondelez International, Inc.	6,914,692	191,191
The Hershey Co. (d)	581,885	48,494
The J.M. Smucker Co. (d)	422,037	40,220
Tyson Foods, Inc. Class A	1,116,778	25,317
		971,425
Household Products - 2.2%
Clorox Co. (d)	507,658	42,648
Colgate-Palmolive Co. (d)	1,728,132	197,750
Kimberly-Clark Corp.	1,522,503	143,542
Procter & Gamble Co.	10,638,960	810,476
		1,194,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	1,681,553	$ 32,874
Estee Lauder Companies, Inc. Class A	934,085	59,875
		92,749
Tobacco - 1.8%
Altria Group, Inc.	7,879,737	264,365
Lorillard, Inc.	1,511,022	58,235
Philip Morris International, Inc.	6,500,162	596,390
Reynolds American, Inc.	1,261,432	55,099
		974,089
TOTAL CONSUMER STAPLES		5,729,010
ENERGY - 11.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc. (d)	1,710,676	76,672
Cameron International Corp. (a)	959,970	61,169
Diamond Offshore Drilling, Inc. (d)	270,485	18,847
Ensco PLC Class A	903,830	54,356
FMC Technologies, Inc. (a)(d)	925,014	48,017
Halliburton Co.	3,610,819	149,885
Helmerich & Payne, Inc. (d)	411,390	27,259
Nabors Industries Ltd.	1,129,890	18,937
National Oilwell Varco, Inc.	1,661,099	113,171
Noble Corp.	983,340	35,223
Rowan Companies PLC (a)(d)	483,242	16,715
Schlumberger Ltd.	5,165,607	402,143
		1,022,394
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	1,944,574	154,749
Apache Corp.	1,522,495	113,076
Cabot Oil & Gas Corp.	816,485	50,598
Chesapeake Energy Corp. (d)	2,017,227	40,667
Chevron Corp.	7,615,439	892,149
ConocoPhillips (d)	4,723,294	273,715
CONSOL Energy, Inc. (d)	886,302	28,495
Denbury Resources, Inc. (a)(d)	1,505,812	27,285
Devon Energy Corp.	1,465,555	79,521
EOG Resources, Inc.	1,054,004	132,499
EQT Corp.	582,149	36,728
Exxon Mobil Corp.	17,740,514	1,588,663
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp. (d)	1,156,202	$ 76,887
Kinder Morgan Holding Co. LLC	2,460,662	91,217
Marathon Oil Corp. (d)	2,748,685	92,081
Marathon Petroleum Corp.	1,319,769	109,382
Murphy Oil Corp.	718,366	43,734
Newfield Exploration Co. (a)(d)	526,161	12,165
Noble Energy, Inc.	692,179	76,714
Occidental Petroleum Corp.	3,152,445	259,541
Peabody Energy Corp.	1,044,297	22,515
Phillips 66	2,435,027	153,309
Pioneer Natural Resources Co. (d)	514,518	64,732
QEP Resources, Inc.	693,057	21,111
Range Resources Corp. (d)	632,792	48,598
Southwestern Energy Co. (a)(d)	1,359,651	46,595
Spectra Energy Corp.	2,590,719	75,234
Tesoro Corp.	546,437	30,732
The Williams Companies, Inc.	2,621,877	91,005
Valero Energy Corp. (d)	2,153,838	98,193
WPX Energy, Inc. (a)(d)	775,053	10,998
		4,842,888
TOTAL ENERGY		5,865,282
FINANCIALS - 15.7%
Capital Markets - 2.1%
Ameriprise Financial, Inc. (d)	800,836	54,961
Bank of New York Mellon Corp.	4,547,077	123,408
BlackRock, Inc. Class A	488,157	117,036
Charles Schwab Corp. (d)	4,266,836	69,293
E*TRADE Financial Corp. (a)(d)	1,001,749	10,729
Franklin Resources, Inc.	536,926	75,841
Goldman Sachs Group, Inc.	1,718,850	257,415
Invesco Ltd.	1,727,779	46,287
Legg Mason, Inc.	456,123	13,000
Morgan Stanley	5,377,489	121,262
Northern Trust Corp.	849,088	45,146
State Street Corp. (d)	1,808,579	102,347
T. Rowe Price Group, Inc.	991,686	70,598
		1,107,323
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.7%
BB&T Corp.	2,722,320	$ 82,650
Comerica, Inc.	740,632	25,463
Fifth Third Bancorp	3,492,066	55,314
First Horizon National Corp.	961,604	10,222
Huntington Bancshares, Inc.	3,328,712	23,401
KeyCorp	3,632,839	34,112
M&T Bank Corp.	473,171	48,306
PNC Financial Services Group, Inc.	2,057,818	128,387
Regions Financial Corp.	5,498,028	42,060
SunTrust Banks, Inc.	2,096,597	57,845
U.S. Bancorp	7,316,569	248,617
Wells Fargo & Co.	19,049,574	668,259
Zions Bancorporation (d)	716,655	17,300
		1,441,936
Consumer Finance - 0.9%
American Express Co. (d)	3,788,240	235,439
Capital One Financial Corp.	2,263,346	115,499
Discover Financial Services	1,964,096	75,677
SLM Corp.	1,798,273	34,113
		460,728
Diversified Financial Services - 3.7%
Bank of America Corp.	41,937,762	470,961
Citigroup, Inc.	11,410,511	478,899
CME Group, Inc.	1,193,443	71,392
IntercontinentalExchange, Inc. (a)(d)	282,951	43,806
JPMorgan Chase & Co.	14,791,348	723,593
Leucadia National Corp. (d)	1,141,334	30,702
McGraw-Hill Companies, Inc. (d)	1,080,537	50,299
Moody's Corp. (d)	754,559	36,264
NYSE Euronext	945,520	35,249
The NASDAQ Stock Market, Inc.	455,659	14,426
		1,955,591
Insurance - 4.1%
ACE Ltd.	1,322,200	112,903
AFLAC, Inc.	1,824,529	91,135
Allstate Corp.	1,874,610	86,270
American International Group, Inc. (a)	5,744,338	218,342
Aon PLC	1,239,941	75,748
Assurant, Inc.	306,256	12,860
Berkshire Hathaway, Inc. Class B (a)	7,097,444	725,075
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Cincinnati Financial Corp. (d)	569,713	$ 25,643
Genworth Financial, Inc. Class A (a)	1,913,731	16,343
Hartford Financial Services Group, Inc. (d)	1,697,685	40,082
Lincoln National Corp. (d)	1,070,094	31,611
Loews Corp.	1,209,897	52,159
Marsh & McLennan Companies, Inc.	2,118,223	78,671
MetLife, Inc.	4,245,278	150,453
Principal Financial Group, Inc.	1,073,812	33,943
Progressive Corp. (d)	2,164,847	52,736
Prudential Financial, Inc.	1,805,434	100,328
The Chubb Corp.	1,019,230	85,646
The Travelers Companies, Inc.	1,484,229	119,362
Torchmark Corp. (d)	369,374	20,755
Unum Group (d)	1,070,511	26,195
XL Group PLC Class A	1,169,660	33,499
		2,189,759
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,538,328	119,374
Apartment Investment & Management Co. Class A	566,320	16,774
AvalonBay Communities, Inc. (d)	445,060	55,557
Boston Properties, Inc. (d)	587,010	60,979
Equity Residential (SBI) (d)	1,251,891	68,904
HCP, Inc. (d)	1,758,999	85,980
Health Care REIT, Inc. (d)	1,010,430	64,809
Host Hotels & Resorts, Inc. (d)	2,820,020	47,010
Kimco Realty Corp. (d)	1,586,071	34,529
Plum Creek Timber Co., Inc. (d)	628,699	30,492
Prologis, Inc. (d)	1,793,411	69,835
Public Storage	561,028	84,833
Simon Property Group, Inc.	1,203,684	191,217
Ventas, Inc.	1,150,012	81,398
Vornado Realty Trust (d)	659,101	52,866
Weyerhaeuser Co.	2,107,114	61,970
		1,126,527
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,173,929	28,374
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,849,692	$ 15,759
People's United Financial, Inc.	1,352,634	17,720
		33,479
TOTAL FINANCIALS		8,343,717
HEALTH CARE - 12.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	755,972	65,573
Amgen, Inc.	2,985,796	272,932
Biogen Idec, Inc. (a)	920,605	153,133
Celgene Corp. (a)	1,645,853	169,819
Gilead Sciences, Inc. (a)(d)	5,896,052	251,820
		913,277
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	6,150,417	207,823
Baxter International, Inc.	2,137,642	144,505
Becton, Dickinson & Co.	766,368	67,486
Boston Scientific Corp. (a)	5,342,315	39,480
C.R. Bard, Inc. (d)	297,858	29,443
CareFusion Corp. (a)	863,482	28,270
Covidien PLC	1,841,968	117,094
DENTSPLY International, Inc. (d)	552,250	22,874
Edwards Lifesciences Corp. (a)(d)	449,066	38,588
Intuitive Surgical, Inc. (a)(d)	154,719	78,890
Medtronic, Inc.	3,935,218	176,927
St. Jude Medical, Inc. (d)	1,199,125	49,164
Stryker Corp. (d)	1,124,321	71,822
Varian Medical Systems, Inc. (a)(d)	425,690	30,066
Zimmer Holdings, Inc. (d)	675,101	50,606
		1,153,038
Health Care Providers & Services - 1.9%
Aetna, Inc. (d)	1,301,893	61,436
AmerisourceBergen Corp. (d)	916,243	43,247
Cardinal Health, Inc.	1,322,084	61,094
CIGNA Corp.	1,112,404	65,031
Coventry Health Care, Inc.	523,355	23,739
DaVita, Inc. (a)	326,161	39,015
Express Scripts Holding Co. (a)	3,176,633	180,782
Humana, Inc.	615,653	42,024
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)(d)	368,090	$ 32,613
McKesson Corp.	918,438	97,474
Patterson Companies, Inc.	325,478	11,828
Quest Diagnostics, Inc. (d)	618,548	34,744
Tenet Healthcare Corp. (a)	414,297	16,286
UnitedHealth Group, Inc.	3,974,654	212,445
WellPoint, Inc.	1,181,529	73,467
		995,225
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	567,426	49,627
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,355,800	56,239
Life Technologies Corp. (a)	669,479	38,917
PerkinElmer, Inc.	446,612	15,261
Thermo Fisher Scientific, Inc.	1,401,606	103,439
Waters Corp. (a)(d)	338,341	31,371
		245,227
Pharmaceuticals - 5.8%
AbbVie, Inc.	6,150,417	227,073
Actavis, Inc. (a)	497,107	42,334
Allergan, Inc.	1,196,625	129,738
Bristol-Myers Squibb Co.	6,422,871	237,454
Eli Lilly & Co.	3,973,508	217,192
Forest Laboratories, Inc. (a)	910,876	33,520
Hospira, Inc. (a)(d)	642,875	18,920
Johnson & Johnson	10,783,048	820,698
Merck & Co., Inc.	11,828,993	505,453
Mylan, Inc. (a)(d)	1,585,701	46,953
Perrigo Co.	343,374	38,860
Pfizer, Inc.	28,647,954	784,095
		3,102,290
TOTAL HEALTH CARE		6,458,684
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,291,376	87,775
Honeywell International, Inc.	3,048,119	213,673
L-3 Communications Holdings, Inc.	365,986	27,914
Lockheed Martin Corp.	1,045,041	91,964
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	955,029	$ 62,726
Precision Castparts Corp.	566,292	105,664
Raytheon Co.	1,283,519	70,042
Rockwell Collins, Inc. (d)	545,573	32,794
Textron, Inc. (d)	1,096,592	31,637
The Boeing Co.	2,640,720	203,071
United Technologies Corp.	3,280,994	297,094
		1,224,354
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	627,202	35,763
Expeditors International of Washington, Inc. (d)	813,154	31,591
FedEx Corp.	1,136,581	119,830
United Parcel Service, Inc. Class B (d)	2,784,059	230,102
		417,286
Airlines - 0.1%
Southwest Airlines Co.	2,871,495	33,596
Building Products - 0.0%
Masco Corp. (d)	1,389,486	26,762
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	904,538	43,318
Avery Dennison Corp.	387,519	15,830
Cintas Corp. (d)	413,100	18,135
Iron Mountain, Inc. (d)	649,057	22,392
Pitney Bowes, Inc. (d)	781,131	10,233
Republic Services, Inc.	1,163,637	36,585
Stericycle, Inc. (a)(d)	334,199	32,056
Tyco International Ltd.	1,812,117	58,006
Waste Management, Inc.	1,696,740	63,322
		299,877
Construction & Engineering - 0.2%
Fluor Corp.	647,892	40,105
Jacobs Engineering Group, Inc. (a)(d)	506,133	24,720
Quanta Services, Inc. (a)(d)	829,406	23,555
		88,380
Electrical Equipment - 0.7%
Eaton Corp. PLC	1,796,751	111,345
Emerson Electric Co.	2,817,641	159,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	542,055	$ 48,969
Roper Industries, Inc.	382,839	47,706
		367,780
Industrial Conglomerates - 2.5%
3M Co.	2,476,935	257,601
Danaher Corp. (d)	2,264,023	139,464
General Electric Co.	40,802,448	947,433
		1,344,498
Machinery - 1.9%
Caterpillar, Inc. (d)	2,544,473	235,033
Cummins, Inc.	687,783	79,693
Deere & Co. (d)	1,523,986	133,852
Dover Corp. (d)	696,536	51,091
Flowserve Corp.	194,489	31,215
Illinois Tool Works, Inc. (d)	1,659,028	102,030
Ingersoll-Rand PLC	1,089,221	57,347
Joy Global, Inc.	411,973	26,094
PACCAR, Inc. (d)	1,373,652	65,152
Pall Corp.	432,258	29,471
Parker Hannifin Corp. (d)	580,468	54,843
Pentair Ltd. (d)	818,251	43,588
Snap-On, Inc.	226,578	18,187
Stanley Black & Decker, Inc.	656,751	51,686
Xylem, Inc.	722,929	19,881
		999,163
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	173,405	13,976
Equifax, Inc.	465,359	25,651
Robert Half International, Inc.	547,619	19,468
		59,095
Road & Rail - 0.8%
CSX Corp.	4,013,116	92,061
Norfolk Southern Corp. (d)	1,229,731	89,832
Ryder System, Inc.	198,878	11,177
Union Pacific Corp.	1,830,326	250,956
		444,026
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,049,226	$ 54,172
W.W. Grainger, Inc. (d)	232,549	52,663
		106,835
TOTAL INDUSTRIALS		5,411,652
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	20,658,413	430,728
F5 Networks, Inc. (a)(d)	307,586	29,045
Harris Corp.	441,869	21,241
JDS Uniphase Corp. (a)	910,309	12,890
Juniper Networks, Inc. (a)	2,006,115	41,486
Motorola Solutions, Inc.	1,091,431	67,898
QUALCOMM, Inc.	6,630,418	435,154
		1,038,442
Computers & Peripherals - 4.1%
Apple, Inc.	3,660,256	1,615,642
Dell, Inc.	5,678,203	79,211
EMC Corp. (a)	8,197,046	188,614
Hewlett-Packard Co.	7,650,380	154,079
NetApp, Inc. (a)	1,394,090	47,162
SanDisk Corp. (a)	940,808	47,407
Seagate Technology (d)	1,307,266	42,042
Western Digital Corp.	853,076	40,231
		2,214,388
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	623,894	44,209
Corning, Inc.	5,750,315	72,511
FLIR Systems, Inc. (d)	583,755	15,376
Jabil Circuit, Inc.	727,846	13,633
Molex, Inc. (d)	537,594	14,897
TE Connectivity Ltd.	1,644,242	65,983
		226,609
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)(d)	690,532	25,522
eBay, Inc. (a)	4,531,435	247,779
Google, Inc. Class A (a)	1,035,640	829,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)(d)	604,109	$ 27,668
Yahoo!, Inc. (a)	4,049,644	86,298
		1,217,022
IT Services - 3.8%
Accenture PLC Class A (d)	2,484,508	184,748
Automatic Data Processing, Inc.	1,888,991	115,908
Cognizant Technology Solutions Corp. Class A (a)	1,168,054	89,672
Computer Sciences Corp.	604,544	29,036
Fidelity National Information Services, Inc.	969,714	36,510
Fiserv, Inc. (a)(d)	519,346	42,644
IBM Corp.	4,132,797	829,990
MasterCard, Inc. Class A	415,812	215,316
Paychex, Inc. (d)	1,258,653	41,661
SAIC, Inc. (d)	1,104,089	13,050
Teradata Corp. (a)(d)	657,974	38,202
The Western Union Co.	2,321,303	32,568
Total System Services, Inc.	625,213	14,855
Visa, Inc. Class A	2,028,464	321,796
		2,005,956
Office Electronics - 0.1%
Xerox Corp.	4,916,881	39,876
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(d)	2,354,675	5,863
Altera Corp. (d)	1,247,357	44,181
Analog Devices, Inc.	1,172,596	53,025
Applied Materials, Inc.	4,660,124	63,844
Broadcom Corp. Class A	2,018,975	68,867
First Solar, Inc. (a)(d)	233,654	6,040
Intel Corp. (d)	19,361,736	403,692
KLA-Tencor Corp.	647,918	35,480
Lam Research Corp. (a)	631,696	26,721
Linear Technology Corp. (d)	900,356	34,430
LSI Corp. (a)	2,153,324	14,987
Microchip Technology, Inc. (d)	757,213	27,616
Micron Technology, Inc. (a)(d)	3,959,355	33,219
NVIDIA Corp.	2,431,310	30,780
Teradyne, Inc. (a)(d)	730,936	12,250
Texas Instruments, Inc. (d)	4,361,072	149,890
Xilinx, Inc.	1,015,258	37,839
		1,048,724
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.4%
Adobe Systems, Inc. (a)	1,926,270	$ 75,702
Autodesk, Inc. (a)	874,312	32,105
BMC Software, Inc. (a)(d)	511,506	20,496
CA Technologies, Inc.	1,304,581	31,949
Citrix Systems, Inc. (a)	726,516	51,510
Electronic Arts, Inc. (a)(d)	1,187,288	20,813
Intuit, Inc.	1,082,837	69,821
Microsoft Corp.	29,473,792	819,371
Oracle Corp.	14,625,828	501,081
Red Hat, Inc. (a)	752,233	38,221
salesforce.com, Inc. (a)(d)	508,323	86,018
Symantec Corp. (a)	2,699,989	63,288
		1,810,375
TOTAL INFORMATION TECHNOLOGY		9,601,392
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc. (d)	828,205	71,507
Airgas, Inc.	273,507	27,427
CF Industries Holdings, Inc.	244,634	49,130
E.I. du Pont de Nemours & Co. (d)	3,628,267	173,794
Eastman Chemical Co.	596,755	41,612
Ecolab, Inc.	1,025,740	78,520
FMC Corp.	534,604	32,215
International Flavors & Fragrances, Inc.	317,376	23,162
LyondellBasell Industries NV Class A	1,477,107	86,588
Monsanto Co.	2,080,134	210,156
PPG Industries, Inc.	555,836	74,849
Praxair, Inc.	1,156,124	130,700
Sherwin-Williams Co.	332,989	53,808
Sigma Aldrich Corp.	468,192	36,079
The Dow Chemical Co.	4,666,241	148,013
The Mosaic Co.	1,076,550	63,021
		1,300,581
Construction Materials - 0.1%
Vulcan Materials Co.	504,260	25,682
Containers & Packaging - 0.1%
Ball Corp.	598,642	26,586
Bemis Co., Inc. (d)	401,903	15,007
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	640,190	$ 16,325
Sealed Air Corp.	756,859	16,810
		74,728
Metals & Mining - 0.6%
Alcoa, Inc. (d)	4,152,509	35,379
Allegheny Technologies, Inc. (d)	417,569	12,723
Cliffs Natural Resources, Inc. (d)	589,474	15,008
Freeport-McMoRan Copper & Gold, Inc.	3,693,823	117,907
Newmont Mining Corp.	1,931,636	77,826
Nucor Corp. (d)	1,235,938	55,679
United States Steel Corp. (d)	561,401	11,700
		326,222
Paper & Forest Products - 0.2%
International Paper Co.	1,708,725	75,201
MeadWestvaco Corp.	680,155	24,288
		99,489
TOTAL MATERIALS		1,826,702
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. (d)	22,101,017	793,648
CenturyLink, Inc. (d)	2,429,027	84,214
Frontier Communications Corp. (d)	3,884,974	16,084
Verizon Communications, Inc. (d)	11,104,672	516,700
Windstream Corp. (d)	2,288,415	19,657
		1,430,303
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,140,689	79,620
MetroPCS Communications, Inc. (a)	1,232,558	12,079
Sprint Nextel Corp. (a)	11,691,025	67,808
		159,507
TOTAL TELECOMMUNICATION SERVICES		1,589,810
UTILITIES - 3.4%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,888,115	88,345
Duke Energy Corp. (d)	2,740,231	189,761
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	1,267,739	$ 60,890
Entergy Corp. (d)	691,564	43,057
Exelon Corp. (d)	3,324,035	103,012
FirstEnergy Corp.	1,627,288	64,245
NextEra Energy, Inc.	1,646,704	118,349
Northeast Utilities	1,221,559	50,707
Pepco Holdings, Inc.	892,880	18,117
Pinnacle West Capital Corp.	426,845	23,878
PPL Corp.	2,263,432	69,759
Southern Co.	3,401,168	153,087
Xcel Energy, Inc.	1,897,342	54,454
		1,037,661
Gas Utilities - 0.1%
AGL Resources, Inc.	458,293	18,313
ONEOK, Inc.	796,154	35,819
		54,132
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,254,015	30,096
The AES Corp.	2,402,659	27,919
		58,015
Multi-Utilities - 1.2%
Ameren Corp.	944,098	31,901
CenterPoint Energy, Inc.	1,663,188	35,642
CMS Energy Corp.	1,026,869	27,325
Consolidated Edison, Inc. (d)	1,139,576	67,235
Dominion Resources, Inc.	2,235,821	125,206
DTE Energy Co.	669,540	44,725
Integrys Energy Group, Inc.	303,138	17,149
NiSource, Inc.	1,205,266	33,386
PG&E Corp. (d)	1,673,078	71,340
Public Service Enterprise Group, Inc.	1,968,536	64,155
SCANA Corp.	512,811	25,046
Sempra Energy	875,178	68,054
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc.	792,166	$ 13,665
Wisconsin Energy Corp. (d)	895,207	36,972
		661,801
TOTAL UTILITIES		1,811,609
TOTAL COMMON STOCKS (Cost $34,996,908)		52,684,560
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.15% 4/11/13 to 8/22/13 (e) (Cost $52,984)	$ 53,000	52,984
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	505,695,578	505,696
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	2,899,405,121	2,899,405
TOTAL MONEY MARKET FUNDS (Cost $3,405,101)		3,405,101
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $38,454,993)		56,142,645
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(2,826,794)
NET ASSETS - 100%		$ 53,315,851
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
860 CME S&P 500 Index Contracts	March 2013	$ 325,360	$ 551
4,077 CME E-mini S&P 500 Index Contracts	March 2013	308,486	11,105
TOTAL EQUITY INDEX CONTRACTS		$ 633,846	$ 11,656

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $33,422,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 860
Fidelity Securities Lending Cash Central Fund	6,389
Total	$ 7,249
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,046,702	$ 6,046,702	$ -	$ -
Consumer Staples	5,729,010	5,729,010	-	-
Energy	5,865,282	5,865,282	-	-
Financials	8,343,717	8,343,717	-	-
Health Care	6,458,684	6,458,684	-	-
Industrials	5,411,652	5,411,652	-	-
Information Technology	9,601,392	9,601,392	-	-
Materials	1,826,702	1,826,702	-	-
Telecommunication Services	1,589,810	1,589,810	-	-
Utilities	1,811,609	1,811,609	-	-
U.S. Government and Government Agency Obligations	52,984	-	52,984	-
Money Market Funds	3,405,101	3,405,101	-	-
Total Investments in Securities:	$ 56,142,645	$ 56,089,661	$ 52,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,656	$ 11,656	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,656	$ -
Total Value of Derivatives	$ 11,656	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $2,830,863) - See accompanying schedule: Unaffiliated issuers (cost $35,049,892)	$ 52,737,544
Fidelity Central Funds (cost $3,405,101)	3,405,101
Total Investments (cost $38,454,993)		$ 56,142,645
Receivable for investments sold		504
Receivable for fund shares sold		50,173
Dividends receivable		130,276
Distributions receivable from Fidelity Central Funds		517
Receivable from investment adviser for expense reductions		751
Other receivables		1,175
Total assets		56,326,041

Liabilities
Payable for investments purchased	$ 9,960
Payable for fund shares redeemed	95,653
Accrued management fee	1,106
Payable for daily variation margin on futures contracts	1,159
Other affiliated payables	1,749
Other payables and accrued expenses	1,158
Collateral on securities loaned, at value	2,899,405
Total liabilities		3,010,190

Net Assets		$ 53,315,851
Net Assets consist of:
Paid in capital		$ 36,968,469
Undistributed net investment income		191,536
Accumulated undistributed net realized gain (loss) on investments		(1,543,462)
Net unrealized appreciation (depreciation) on investments		17,699,308
Net Assets		$ 53,315,851

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($4,704,580 ÷ 87,422.1 shares)	$ 53.81

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($28,996,114 ÷ 538,741.7 shares)	$ 53.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,703,199 ÷ 328,908.9 shares)	$ 53.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,911,958 ÷ 35,521.7 shares)	$ 53.83

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Dividends		$ 1,096,817
Interest		42
Income from Fidelity Central Funds		7,249
Total income		1,104,108

Expenses
Management fee	$ 11,968
Transfer agent fees	20,687
Independent trustees' compensation	313
Miscellaneous	122
Total expenses before reductions	33,090
Expense reductions	(5,045)	28,045
Net investment income (loss)		1,076,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	735,222
Futures contracts	81,216
Total net realized gain (loss)		816,438
Change in net unrealized appreciation (depreciation) on: Investment securities	4,306,013
Futures contracts	(15,585)
Total change in net unrealized appreciation (depreciation)		4,290,428
Net gain (loss)		5,106,866
Net increase (decrease) in net assets resulting from operations		$ 6,182,929

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,076,063	$ 842,018
Net realized gain (loss)	816,438	346,325
Change in net unrealized appreciation (depreciation)	4,290,428	947,325
Net increase (decrease) in net assets resulting from operations	6,182,929	2,135,668
Distributions to shareholders from net investment income	(1,030,033)	(823,248)
Share transactions - net increase (decrease)	3,180,920	194,063
Total increase (decrease) in net assets	8,333,816	1,506,483

Net Assets
Beginning of period	44,982,035	43,475,552
End of period (including undistributed net investment income of $191,536 and undistributed net investment income of $145,444, respectively)	$ 53,315,851	$ 44,982,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Income from Investment Operations
Net investment income (loss) B	1.10	.89	.81	.75	.95
Net realized and unrealized gain (loss)	5.28	1.40	7.88	13.12	(21.09)
Total from investment operations	6.38	2.29	8.69	13.87	(20.14)
Distributions from net investment income	(1.06)	(.89)	(.79)	(.78)	(.96)
Net asset value, end of period	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Total Return A	13.36%	5.04%	22.47%	53.68%	(43.35)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% G	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% G	.10%	.10%	.10%	.10%
Net investment income (loss)	2.21%	1.96%	1.94%	2.14%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,705	$ 13,407	$ 27,881	$ 23,666	$ 11,363
Portfolio turnover rate D	4%	5% F	4%	11% F	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents .095%.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Income from Investment Operations
Net investment income (loss) B	1.13	.90	.82	.77	.96
Net realized and unrealized gain (loss)	5.27	1.40	7.89	13.10	(21.08)
Total from investment operations	6.40	2.30	8.71	13.87	(20.12)
Distributions from net investment income	(1.08)	(.90)	(.80)	(.79)	(.97)
Net asset value, end of period	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Total Return A	13.39%	5.07%	22.53%	53.67%	(43.31)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.25%	1.99%	1.97%	2.17%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 28,996	$ 16,230	$ 15,595	$ 12,455	$ 3,667
Portfolio turnover rate D	4%	5% F	4%	11% F	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.13	.79
Net realized and unrealized gain (loss)	5.28	.68
Total from investment operations	6.41	1.47
Distributions from net investment income	(1.09)	(.71)
Net asset value, end of period	$ 53.82	$ 48.50
Total Return B, C	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.04%	.05% A
Expenses net of all reductions	.04%	.05% A
Net investment income (loss)	2.27%	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 17,703	$ 14,629
Portfolio turnover rate F	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.14	.81
Net realized and unrealized gain (loss)	5.29	.67
Total from investment operations	6.43	1.48
Distributions from net investment income	(1.10)	(.72)
Net asset value, end of period	$ 53.83	$ 48.50
Total Return B, C	13.46%	3.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.03% G	.03% A, G
Expenses net of fee waivers, if any	.02%	.03% A, G
Expenses net of all reductions	.02%	.03% A, G
Net investment income (loss)	2.29%	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,912	$ 716
Portfolio turnover rate F	4%	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents .025%.

H For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,612,588
Gross unrealized depreciation	(4,005,515)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,607,073

Tax Cost	$ 38,535,572

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 192,698
Capital loss carryforward	$ (1,451,227)
Net unrealized appreciation (depreciation)	$ 17,607,073

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (397)
2017	(658,756)
2019	(792,074)
Total capital loss carryforward	$ (1,451,227)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Ordinary Income	$ 1,030,033	$ 823,248

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $81,216 and a change in net unrealized appreciation (depreciation) of $(15,585) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,069,809 and $1,704,367, respectively.

Securities received in-kind through subscriptions totaled $506,578.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 7,526
Fidelity Advantage Class	9,149
Institutional Class	4,012
$ 20,687

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,389. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2014.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 502
Fidelity Advantage Class	.060%/.050%*	2,736
Institutional Class	.040%	1,722
Fidelity Advantage Institutional Class	.020%	84

* Expense limitation effective January 1, 2013.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by four hundred sixty seven dollars and reduced transfer agent fee by one hundred two dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	February 28, 2013	February 29, 2012 A
From net investment income
Investor Class	$ 226,551	$ 405,868
Fidelity Advantage Class	421,592	264,009
Institutional Class	348,307	146,405
Fidelity Advantage Institutional Class	33,583	6,966
Total	$ 1,030,033	$ 823,248

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	February 28, 2013	February 29, 2012 A	February 28, 2013	February 29, 2012 A
Investor Class
Shares sold	47,792	94,578	$ 2,395,212	$ 4,269,471
Reinvestment of distributions	4,370	8,848	217,646	397,869
Shares redeemed	(241,211)	(418,995)	(12,295,797)	(19,074,702)
Net increase (decrease)	(189,049)	(315,569)	$ (9,682,939)	$ (14,407,362)
Fidelity Advantage Class
Shares sold	271,957	133,837	$ 13,895,241	$ 6,254,732
Issued in exchange for shares of Congress Street	-	983	-	45,955
Issued in exchange of shares of Exchange	-	3,818	-	178,445
Reinvestment of distributions	7,827	5,335	390,172	238,952
Shares redeemed	(75,714)	(140,424)	(3,793,810)	(6,301,502)
Net increase (decrease)	204,070	3,549	$ 10,491,603	$ 416,582
Institutional Class
Shares sold	92,394	335,470	$ 4,615,642	$ 15,034,791
Reinvestment of distributions	6,988	3,423	348,307	146,405
Shares redeemed	(72,117)	(37,249)	(3,630,016)	(1,658,626)
Net increase (decrease)	27,265	301,644	$ 1,333,933	$ 13,522,570
Fidelity Advantage Institutional Class
Shares sold	24,302	16,270	$ 1,217,091	$ 729,075
Reinvestment of distributions	673	166	33,583	6,966
Shares redeemed	(4,226)	(1,663)	(212,351)	(73,768)
Net increase (decrease)	20,749	14,773	$ 1,038,323	$ 662,273

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Street Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369 and net other liabilities of $21, and Fidelity Exchange Street Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195 and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Pro forma results of operations of the combined entity for the entire period ended February 29, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 842,404
Total net realized gain (loss)	348,278
Total change in net unrealized appreciation (depreciation)	944,457
Net increase (decrease) in net assets resulting from operations	$ 2,135,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-
present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-
present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-
present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-
present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-
present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-
present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-
2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-
present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-
present), and Fidelity Management & Research (U.K.) Inc. (2008-
present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 100%, 98%, 98%, and 98%; and Fidelity Advantage Class designates 100%, 97%, 97%, and 97% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor Class and Fidelity Advantage Class designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UEI-UANN-0413
1.790915.109

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	13.42%	4.93%	8.19%
Fidelity Advantage® Institutional Class B	13.46%	4.94%	8.20%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Institutional Class on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 13.42% and 13.46%, respectively, in line with the S&P 500® Index. Amid a strong backdrop for equities, all 10 sectors in the index generated positive performance. The fund's leading individual contributor in absolute terms was pharmaceutical maker Pfizer. Industrial conglomerate General Electric and Internet search leader Google both added value, as did several financials positions - insurance-focused conglomerate Berkshire Hathaway and global financial institutions JPMorgan Chase and Bank of America. Telecommunication services provider AT&T also helped. By far, the biggest individual detractor was personal electronics and computer manufacturer Apple, whose negative impact was magnified by the company's large representation in the benchmark. Several other notable technology stocks held back results, including microprocessor company Intel and software manufacturer Microsoft. In the energy sector, Occidental Petroleum and Apache saw their shares return -19% and roughly -31%, respectively, while Caterpillar, a manufacturer of construction equipment and other heavy machinery, further hampered results as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.095%
Actual		$ 1,000.00	$ 1,088.90	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.32	$ .48
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,089.30	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,089.20	$ .21
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,089.50	$ .10
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .10

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	4.8
Exxon Mobil Corp.	3.0	3.2
General Electric Co.	1.8	1.7
Chevron Corp.	1.7	1.7
IBM Corp.	1.6	1.7
Google, Inc. Class A	1.6	1.4
Johnson & Johnson	1.5	1.4
Microsoft Corp.	1.5	1.8
Procter & Gamble Co.	1.5	1.4
AT&T, Inc.	1.5	1.7
	18.7
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	20.0
Financials	15.7	14.2
Health Care	12.1	11.7
Consumer Discretionary	11.3	10.9
Energy	11.0	11.1
Consumer Staples	10.7	11.0
Industrials	10.2	10.0
Materials	3.4	3.3
Utilities	3.4	3.5
Telecommunication Services	3.0	3.2

Annual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	455,394	$ 33,886
Delphi Automotive PLC	1,149,118	48,091
Johnson Controls, Inc.	2,660,675	83,731
The Goodyear Tire & Rubber Co. (a)	953,158	12,372
		178,080
Automobiles - 0.4%
Ford Motor Co.	14,835,160	187,071
Harley-Davidson, Inc.	880,376	46,334
		233,405
Distributors - 0.1%
Genuine Parts Co.	603,617	42,875
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	389,270	6,567
H&R Block, Inc. (d)	1,055,608	26,242
		32,809
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	1,734,866	62,056
Chipotle Mexican Grill, Inc. (a)(d)	122,551	38,823
Darden Restaurants, Inc. (d)	500,413	23,154
International Game Technology	1,035,401	16,504
Marriott International, Inc. Class A	957,663	37,780
McDonald's Corp.	3,906,500	374,633
Starbucks Corp.	2,893,365	158,614
Starwood Hotels & Resorts Worldwide, Inc. (d)	762,551	46,005
Wyndham Worldwide Corp.	545,782	32,878
Wynn Resorts Ltd. (d)	309,179	36,143
Yum! Brands, Inc. (d)	1,757,999	115,114
		941,704
Household Durables - 0.3%
D.R. Horton, Inc. (d)	1,086,532	24,230
Garmin Ltd. (d)	424,834	14,589
Harman International Industries, Inc.	263,936	11,204
Leggett & Platt, Inc. (d)	549,724	16,811
Lennar Corp. Class A (d)	638,752	24,649
Newell Rubbermaid, Inc.	1,119,060	26,119
PulteGroup, Inc. (a)(d)	1,322,792	25,371
Whirlpool Corp.	302,932	34,216
		177,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,409,980	$ 372,615
Expedia, Inc.	362,095	23,116
Netflix, Inc. (a)(d)	216,131	40,650
priceline.com, Inc. (a)	194,026	133,408
TripAdvisor, Inc. (a)(d)	426,475	19,388
		589,177
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	449,938	18,007
Mattel, Inc. (d)	1,335,138	54,407
		72,414
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A	839,618	11,746
CBS Corp. Class B	2,299,248	99,764
Comcast Corp. Class A	10,339,476	411,408
DIRECTV (a)	2,350,704	113,233
Discovery Communications, Inc. (a)(d)	929,399	68,153
Gannett Co., Inc.	894,106	17,945
Interpublic Group of Companies, Inc.	1,678,542	21,452
News Corp. Class A	7,845,463	225,949
Omnicom Group, Inc.	1,027,935	59,137
Scripps Networks Interactive, Inc. Class A	338,187	21,323
The Walt Disney Co. (d)	6,895,370	376,418
Time Warner Cable, Inc.	1,174,209	101,440
Time Warner, Inc.	3,684,248	195,891
Viacom, Inc. Class B (non-vtg.)	1,797,664	105,091
Washington Post Co. Class B (d)	17,512	6,979
		1,835,929
Multiline Retail - 0.8%
Dollar General Corp. (a)	1,021,755	47,348
Dollar Tree, Inc. (a)	884,064	39,946
Family Dollar Stores, Inc.	372,699	21,449
J.C. Penney Co., Inc. (d)	554,506	9,743
Kohl's Corp. (d)	823,375	37,958
Macy's, Inc.	1,538,028	63,213
Nordstrom, Inc. (d)	591,714	32,083
Target Corp. (d)	2,532,254	159,431
		411,171
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	309,581	14,436
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	151,611	$ 6,636
AutoZone, Inc. (a)(d)	143,703	54,629
Bed Bath & Beyond, Inc. (a)(d)	891,811	50,610
Best Buy Co., Inc. (d)	1,039,252	17,054
CarMax, Inc. (a)(d)	890,316	34,197
GameStop Corp. Class A (d)	471,514	11,816
Gap, Inc. (d)	1,156,566	38,074
Home Depot, Inc.	5,817,777	398,518
Limited Brands, Inc.	931,312	42,393
Lowe's Companies, Inc.	4,376,146	166,950
O'Reilly Automotive, Inc. (a)	445,997	45,376
PetSmart, Inc. (d)	418,188	27,228
Ross Stores, Inc.	865,289	50,152
Staples, Inc. (d)	2,622,092	34,559
Tiffany & Co., Inc. (d)	463,685	31,141
TJX Companies, Inc.	2,837,541	127,604
Urban Outfitters, Inc. (a)	425,808	17,254
		1,168,627
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,103,843	53,349
Fossil, Inc. (a)(d)	210,189	21,601
NIKE, Inc. Class B	2,840,036	154,668
PVH Corp.	303,936	37,035
Ralph Lauren Corp.	238,500	41,373
VF Corp.	342,899	55,296
		363,322
TOTAL CONSUMER DISCRETIONARY		6,046,702
CONSUMER STAPLES - 10.7%
Beverages - 2.4%
Beam, Inc.	619,113	37,784
Brown-Forman Corp. Class B (non-vtg.)	589,736	38,698
Coca-Cola Enterprises, Inc.	1,049,900	37,565
Constellation Brands, Inc. Class A (sub. vtg.) (a)	589,274	26,069
Crimson Wine Group Ltd. (a)	7,708	62
Dr. Pepper Snapple Group, Inc.	809,769	35,322
Molson Coors Brewing Co. Class B	606,393	26,809
Monster Beverage Corp. (a)	580,120	29,255
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,018,846	$ 456,048
The Coca-Cola Co.	15,008,613	581,133
		1,268,745
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,682,572	170,428
CVS Caremark Corp.	4,850,912	247,979
Kroger Co.	1,999,209	58,397
Safeway, Inc. (d)	932,288	22,244
Sysco Corp. (d)	2,287,156	73,555
Wal-Mart Stores, Inc.	6,508,201	460,650
Walgreen Co.	3,342,740	136,852
Whole Foods Market, Inc.	671,350	57,481
		1,227,586
Food Products - 1.8%
Archer Daniels Midland Co.	2,562,495	81,641
Campbell Soup Co. (d)	697,339	28,702
ConAgra Foods, Inc.	1,585,716	54,089
Dean Foods Co. (a)	720,745	11,964
General Mills, Inc. (d)	2,510,583	116,114
H.J. Heinz Co.	1,247,688	90,370
Hormel Foods Corp. (d)	521,666	19,516
Kellogg Co.	962,285	58,218
Kraft Foods Group, Inc.	2,305,067	111,727
McCormick & Co., Inc. (non-vtg.) (d)	515,620	34,686
Mead Johnson Nutrition Co. Class A	789,967	59,176
Mondelez International, Inc.	6,914,692	191,191
The Hershey Co. (d)	581,885	48,494
The J.M. Smucker Co. (d)	422,037	40,220
Tyson Foods, Inc. Class A	1,116,778	25,317
		971,425
Household Products - 2.2%
Clorox Co. (d)	507,658	42,648
Colgate-Palmolive Co. (d)	1,728,132	197,750
Kimberly-Clark Corp.	1,522,503	143,542
Procter & Gamble Co.	10,638,960	810,476
		1,194,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	1,681,553	$ 32,874
Estee Lauder Companies, Inc. Class A	934,085	59,875
		92,749
Tobacco - 1.8%
Altria Group, Inc.	7,879,737	264,365
Lorillard, Inc.	1,511,022	58,235
Philip Morris International, Inc.	6,500,162	596,390
Reynolds American, Inc.	1,261,432	55,099
		974,089
TOTAL CONSUMER STAPLES		5,729,010
ENERGY - 11.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc. (d)	1,710,676	76,672
Cameron International Corp. (a)	959,970	61,169
Diamond Offshore Drilling, Inc. (d)	270,485	18,847
Ensco PLC Class A	903,830	54,356
FMC Technologies, Inc. (a)(d)	925,014	48,017
Halliburton Co.	3,610,819	149,885
Helmerich & Payne, Inc. (d)	411,390	27,259
Nabors Industries Ltd.	1,129,890	18,937
National Oilwell Varco, Inc.	1,661,099	113,171
Noble Corp.	983,340	35,223
Rowan Companies PLC (a)(d)	483,242	16,715
Schlumberger Ltd.	5,165,607	402,143
		1,022,394
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	1,944,574	154,749
Apache Corp.	1,522,495	113,076
Cabot Oil & Gas Corp.	816,485	50,598
Chesapeake Energy Corp. (d)	2,017,227	40,667
Chevron Corp.	7,615,439	892,149
ConocoPhillips (d)	4,723,294	273,715
CONSOL Energy, Inc. (d)	886,302	28,495
Denbury Resources, Inc. (a)(d)	1,505,812	27,285
Devon Energy Corp.	1,465,555	79,521
EOG Resources, Inc.	1,054,004	132,499
EQT Corp.	582,149	36,728
Exxon Mobil Corp.	17,740,514	1,588,663
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp. (d)	1,156,202	$ 76,887
Kinder Morgan Holding Co. LLC	2,460,662	91,217
Marathon Oil Corp. (d)	2,748,685	92,081
Marathon Petroleum Corp.	1,319,769	109,382
Murphy Oil Corp.	718,366	43,734
Newfield Exploration Co. (a)(d)	526,161	12,165
Noble Energy, Inc.	692,179	76,714
Occidental Petroleum Corp.	3,152,445	259,541
Peabody Energy Corp.	1,044,297	22,515
Phillips 66	2,435,027	153,309
Pioneer Natural Resources Co. (d)	514,518	64,732
QEP Resources, Inc.	693,057	21,111
Range Resources Corp. (d)	632,792	48,598
Southwestern Energy Co. (a)(d)	1,359,651	46,595
Spectra Energy Corp.	2,590,719	75,234
Tesoro Corp.	546,437	30,732
The Williams Companies, Inc.	2,621,877	91,005
Valero Energy Corp. (d)	2,153,838	98,193
WPX Energy, Inc. (a)(d)	775,053	10,998
		4,842,888
TOTAL ENERGY		5,865,282
FINANCIALS - 15.7%
Capital Markets - 2.1%
Ameriprise Financial, Inc. (d)	800,836	54,961
Bank of New York Mellon Corp.	4,547,077	123,408
BlackRock, Inc. Class A	488,157	117,036
Charles Schwab Corp. (d)	4,266,836	69,293
E*TRADE Financial Corp. (a)(d)	1,001,749	10,729
Franklin Resources, Inc.	536,926	75,841
Goldman Sachs Group, Inc.	1,718,850	257,415
Invesco Ltd.	1,727,779	46,287
Legg Mason, Inc.	456,123	13,000
Morgan Stanley	5,377,489	121,262
Northern Trust Corp.	849,088	45,146
State Street Corp. (d)	1,808,579	102,347
T. Rowe Price Group, Inc.	991,686	70,598
		1,107,323
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.7%
BB&T Corp.	2,722,320	$ 82,650
Comerica, Inc.	740,632	25,463
Fifth Third Bancorp	3,492,066	55,314
First Horizon National Corp.	961,604	10,222
Huntington Bancshares, Inc.	3,328,712	23,401
KeyCorp	3,632,839	34,112
M&T Bank Corp.	473,171	48,306
PNC Financial Services Group, Inc.	2,057,818	128,387
Regions Financial Corp.	5,498,028	42,060
SunTrust Banks, Inc.	2,096,597	57,845
U.S. Bancorp	7,316,569	248,617
Wells Fargo & Co.	19,049,574	668,259
Zions Bancorporation (d)	716,655	17,300
		1,441,936
Consumer Finance - 0.9%
American Express Co. (d)	3,788,240	235,439
Capital One Financial Corp.	2,263,346	115,499
Discover Financial Services	1,964,096	75,677
SLM Corp.	1,798,273	34,113
		460,728
Diversified Financial Services - 3.7%
Bank of America Corp.	41,937,762	470,961
Citigroup, Inc.	11,410,511	478,899
CME Group, Inc.	1,193,443	71,392
IntercontinentalExchange, Inc. (a)(d)	282,951	43,806
JPMorgan Chase & Co.	14,791,348	723,593
Leucadia National Corp. (d)	1,141,334	30,702
McGraw-Hill Companies, Inc. (d)	1,080,537	50,299
Moody's Corp. (d)	754,559	36,264
NYSE Euronext	945,520	35,249
The NASDAQ Stock Market, Inc.	455,659	14,426
		1,955,591
Insurance - 4.1%
ACE Ltd.	1,322,200	112,903
AFLAC, Inc.	1,824,529	91,135
Allstate Corp.	1,874,610	86,270
American International Group, Inc. (a)	5,744,338	218,342
Aon PLC	1,239,941	75,748
Assurant, Inc.	306,256	12,860
Berkshire Hathaway, Inc. Class B (a)	7,097,444	725,075
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Cincinnati Financial Corp. (d)	569,713	$ 25,643
Genworth Financial, Inc. Class A (a)	1,913,731	16,343
Hartford Financial Services Group, Inc. (d)	1,697,685	40,082
Lincoln National Corp. (d)	1,070,094	31,611
Loews Corp.	1,209,897	52,159
Marsh & McLennan Companies, Inc.	2,118,223	78,671
MetLife, Inc.	4,245,278	150,453
Principal Financial Group, Inc.	1,073,812	33,943
Progressive Corp. (d)	2,164,847	52,736
Prudential Financial, Inc.	1,805,434	100,328
The Chubb Corp.	1,019,230	85,646
The Travelers Companies, Inc.	1,484,229	119,362
Torchmark Corp. (d)	369,374	20,755
Unum Group (d)	1,070,511	26,195
XL Group PLC Class A	1,169,660	33,499
		2,189,759
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,538,328	119,374
Apartment Investment & Management Co. Class A	566,320	16,774
AvalonBay Communities, Inc. (d)	445,060	55,557
Boston Properties, Inc. (d)	587,010	60,979
Equity Residential (SBI) (d)	1,251,891	68,904
HCP, Inc. (d)	1,758,999	85,980
Health Care REIT, Inc. (d)	1,010,430	64,809
Host Hotels & Resorts, Inc. (d)	2,820,020	47,010
Kimco Realty Corp. (d)	1,586,071	34,529
Plum Creek Timber Co., Inc. (d)	628,699	30,492
Prologis, Inc. (d)	1,793,411	69,835
Public Storage	561,028	84,833
Simon Property Group, Inc.	1,203,684	191,217
Ventas, Inc.	1,150,012	81,398
Vornado Realty Trust (d)	659,101	52,866
Weyerhaeuser Co.	2,107,114	61,970
		1,126,527
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,173,929	28,374
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,849,692	$ 15,759
People's United Financial, Inc.	1,352,634	17,720
		33,479
TOTAL FINANCIALS		8,343,717
HEALTH CARE - 12.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	755,972	65,573
Amgen, Inc.	2,985,796	272,932
Biogen Idec, Inc. (a)	920,605	153,133
Celgene Corp. (a)	1,645,853	169,819
Gilead Sciences, Inc. (a)(d)	5,896,052	251,820
		913,277
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	6,150,417	207,823
Baxter International, Inc.	2,137,642	144,505
Becton, Dickinson & Co.	766,368	67,486
Boston Scientific Corp. (a)	5,342,315	39,480
C.R. Bard, Inc. (d)	297,858	29,443
CareFusion Corp. (a)	863,482	28,270
Covidien PLC	1,841,968	117,094
DENTSPLY International, Inc. (d)	552,250	22,874
Edwards Lifesciences Corp. (a)(d)	449,066	38,588
Intuitive Surgical, Inc. (a)(d)	154,719	78,890
Medtronic, Inc.	3,935,218	176,927
St. Jude Medical, Inc. (d)	1,199,125	49,164
Stryker Corp. (d)	1,124,321	71,822
Varian Medical Systems, Inc. (a)(d)	425,690	30,066
Zimmer Holdings, Inc. (d)	675,101	50,606
		1,153,038
Health Care Providers & Services - 1.9%
Aetna, Inc. (d)	1,301,893	61,436
AmerisourceBergen Corp. (d)	916,243	43,247
Cardinal Health, Inc.	1,322,084	61,094
CIGNA Corp.	1,112,404	65,031
Coventry Health Care, Inc.	523,355	23,739
DaVita, Inc. (a)	326,161	39,015
Express Scripts Holding Co. (a)	3,176,633	180,782
Humana, Inc.	615,653	42,024
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)(d)	368,090	$ 32,613
McKesson Corp.	918,438	97,474
Patterson Companies, Inc.	325,478	11,828
Quest Diagnostics, Inc. (d)	618,548	34,744
Tenet Healthcare Corp. (a)	414,297	16,286
UnitedHealth Group, Inc.	3,974,654	212,445
WellPoint, Inc.	1,181,529	73,467
		995,225
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	567,426	49,627
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,355,800	56,239
Life Technologies Corp. (a)	669,479	38,917
PerkinElmer, Inc.	446,612	15,261
Thermo Fisher Scientific, Inc.	1,401,606	103,439
Waters Corp. (a)(d)	338,341	31,371
		245,227
Pharmaceuticals - 5.8%
AbbVie, Inc.	6,150,417	227,073
Actavis, Inc. (a)	497,107	42,334
Allergan, Inc.	1,196,625	129,738
Bristol-Myers Squibb Co.	6,422,871	237,454
Eli Lilly & Co.	3,973,508	217,192
Forest Laboratories, Inc. (a)	910,876	33,520
Hospira, Inc. (a)(d)	642,875	18,920
Johnson & Johnson	10,783,048	820,698
Merck & Co., Inc.	11,828,993	505,453
Mylan, Inc. (a)(d)	1,585,701	46,953
Perrigo Co.	343,374	38,860
Pfizer, Inc.	28,647,954	784,095
		3,102,290
TOTAL HEALTH CARE		6,458,684
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,291,376	87,775
Honeywell International, Inc.	3,048,119	213,673
L-3 Communications Holdings, Inc.	365,986	27,914
Lockheed Martin Corp.	1,045,041	91,964
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	955,029	$ 62,726
Precision Castparts Corp.	566,292	105,664
Raytheon Co.	1,283,519	70,042
Rockwell Collins, Inc. (d)	545,573	32,794
Textron, Inc. (d)	1,096,592	31,637
The Boeing Co.	2,640,720	203,071
United Technologies Corp.	3,280,994	297,094
		1,224,354
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	627,202	35,763
Expeditors International of Washington, Inc. (d)	813,154	31,591
FedEx Corp.	1,136,581	119,830
United Parcel Service, Inc. Class B (d)	2,784,059	230,102
		417,286
Airlines - 0.1%
Southwest Airlines Co.	2,871,495	33,596
Building Products - 0.0%
Masco Corp. (d)	1,389,486	26,762
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	904,538	43,318
Avery Dennison Corp.	387,519	15,830
Cintas Corp. (d)	413,100	18,135
Iron Mountain, Inc. (d)	649,057	22,392
Pitney Bowes, Inc. (d)	781,131	10,233
Republic Services, Inc.	1,163,637	36,585
Stericycle, Inc. (a)(d)	334,199	32,056
Tyco International Ltd.	1,812,117	58,006
Waste Management, Inc.	1,696,740	63,322
		299,877
Construction & Engineering - 0.2%
Fluor Corp.	647,892	40,105
Jacobs Engineering Group, Inc. (a)(d)	506,133	24,720
Quanta Services, Inc. (a)(d)	829,406	23,555
		88,380
Electrical Equipment - 0.7%
Eaton Corp. PLC	1,796,751	111,345
Emerson Electric Co.	2,817,641	159,760
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	542,055	$ 48,969
Roper Industries, Inc.	382,839	47,706
		367,780
Industrial Conglomerates - 2.5%
3M Co.	2,476,935	257,601
Danaher Corp. (d)	2,264,023	139,464
General Electric Co.	40,802,448	947,433
		1,344,498
Machinery - 1.9%
Caterpillar, Inc. (d)	2,544,473	235,033
Cummins, Inc.	687,783	79,693
Deere & Co. (d)	1,523,986	133,852
Dover Corp. (d)	696,536	51,091
Flowserve Corp.	194,489	31,215
Illinois Tool Works, Inc. (d)	1,659,028	102,030
Ingersoll-Rand PLC	1,089,221	57,347
Joy Global, Inc.	411,973	26,094
PACCAR, Inc. (d)	1,373,652	65,152
Pall Corp.	432,258	29,471
Parker Hannifin Corp. (d)	580,468	54,843
Pentair Ltd. (d)	818,251	43,588
Snap-On, Inc.	226,578	18,187
Stanley Black & Decker, Inc.	656,751	51,686
Xylem, Inc.	722,929	19,881
		999,163
Professional Services - 0.1%
Dun & Bradstreet Corp. (d)	173,405	13,976
Equifax, Inc.	465,359	25,651
Robert Half International, Inc.	547,619	19,468
		59,095
Road & Rail - 0.8%
CSX Corp.	4,013,116	92,061
Norfolk Southern Corp. (d)	1,229,731	89,832
Ryder System, Inc.	198,878	11,177
Union Pacific Corp.	1,830,326	250,956
		444,026
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,049,226	$ 54,172
W.W. Grainger, Inc. (d)	232,549	52,663
		106,835
TOTAL INDUSTRIALS		5,411,652
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	20,658,413	430,728
F5 Networks, Inc. (a)(d)	307,586	29,045
Harris Corp.	441,869	21,241
JDS Uniphase Corp. (a)	910,309	12,890
Juniper Networks, Inc. (a)	2,006,115	41,486
Motorola Solutions, Inc.	1,091,431	67,898
QUALCOMM, Inc.	6,630,418	435,154
		1,038,442
Computers & Peripherals - 4.1%
Apple, Inc.	3,660,256	1,615,642
Dell, Inc.	5,678,203	79,211
EMC Corp. (a)	8,197,046	188,614
Hewlett-Packard Co.	7,650,380	154,079
NetApp, Inc. (a)	1,394,090	47,162
SanDisk Corp. (a)	940,808	47,407
Seagate Technology (d)	1,307,266	42,042
Western Digital Corp.	853,076	40,231
		2,214,388
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	623,894	44,209
Corning, Inc.	5,750,315	72,511
FLIR Systems, Inc. (d)	583,755	15,376
Jabil Circuit, Inc.	727,846	13,633
Molex, Inc. (d)	537,594	14,897
TE Connectivity Ltd.	1,644,242	65,983
		226,609
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)(d)	690,532	25,522
eBay, Inc. (a)	4,531,435	247,779
Google, Inc. Class A (a)	1,035,640	829,755
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)(d)	604,109	$ 27,668
Yahoo!, Inc. (a)	4,049,644	86,298
		1,217,022
IT Services - 3.8%
Accenture PLC Class A (d)	2,484,508	184,748
Automatic Data Processing, Inc.	1,888,991	115,908
Cognizant Technology Solutions Corp. Class A (a)	1,168,054	89,672
Computer Sciences Corp.	604,544	29,036
Fidelity National Information Services, Inc.	969,714	36,510
Fiserv, Inc. (a)(d)	519,346	42,644
IBM Corp.	4,132,797	829,990
MasterCard, Inc. Class A	415,812	215,316
Paychex, Inc. (d)	1,258,653	41,661
SAIC, Inc. (d)	1,104,089	13,050
Teradata Corp. (a)(d)	657,974	38,202
The Western Union Co.	2,321,303	32,568
Total System Services, Inc.	625,213	14,855
Visa, Inc. Class A	2,028,464	321,796
		2,005,956
Office Electronics - 0.1%
Xerox Corp.	4,916,881	39,876
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(d)	2,354,675	5,863
Altera Corp. (d)	1,247,357	44,181
Analog Devices, Inc.	1,172,596	53,025
Applied Materials, Inc.	4,660,124	63,844
Broadcom Corp. Class A	2,018,975	68,867
First Solar, Inc. (a)(d)	233,654	6,040
Intel Corp. (d)	19,361,736	403,692
KLA-Tencor Corp.	647,918	35,480
Lam Research Corp. (a)	631,696	26,721
Linear Technology Corp. (d)	900,356	34,430
LSI Corp. (a)	2,153,324	14,987
Microchip Technology, Inc. (d)	757,213	27,616
Micron Technology, Inc. (a)(d)	3,959,355	33,219
NVIDIA Corp.	2,431,310	30,780
Teradyne, Inc. (a)(d)	730,936	12,250
Texas Instruments, Inc. (d)	4,361,072	149,890
Xilinx, Inc.	1,015,258	37,839
		1,048,724
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.4%
Adobe Systems, Inc. (a)	1,926,270	$ 75,702
Autodesk, Inc. (a)	874,312	32,105
BMC Software, Inc. (a)(d)	511,506	20,496
CA Technologies, Inc.	1,304,581	31,949
Citrix Systems, Inc. (a)	726,516	51,510
Electronic Arts, Inc. (a)(d)	1,187,288	20,813
Intuit, Inc.	1,082,837	69,821
Microsoft Corp.	29,473,792	819,371
Oracle Corp.	14,625,828	501,081
Red Hat, Inc. (a)	752,233	38,221
salesforce.com, Inc. (a)(d)	508,323	86,018
Symantec Corp. (a)	2,699,989	63,288
		1,810,375
TOTAL INFORMATION TECHNOLOGY		9,601,392
MATERIALS - 3.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc. (d)	828,205	71,507
Airgas, Inc.	273,507	27,427
CF Industries Holdings, Inc.	244,634	49,130
E.I. du Pont de Nemours & Co. (d)	3,628,267	173,794
Eastman Chemical Co.	596,755	41,612
Ecolab, Inc.	1,025,740	78,520
FMC Corp.	534,604	32,215
International Flavors & Fragrances, Inc.	317,376	23,162
LyondellBasell Industries NV Class A	1,477,107	86,588
Monsanto Co.	2,080,134	210,156
PPG Industries, Inc.	555,836	74,849
Praxair, Inc.	1,156,124	130,700
Sherwin-Williams Co.	332,989	53,808
Sigma Aldrich Corp.	468,192	36,079
The Dow Chemical Co.	4,666,241	148,013
The Mosaic Co.	1,076,550	63,021
		1,300,581
Construction Materials - 0.1%
Vulcan Materials Co.	504,260	25,682
Containers & Packaging - 0.1%
Ball Corp.	598,642	26,586
Bemis Co., Inc. (d)	401,903	15,007
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	640,190	$ 16,325
Sealed Air Corp.	756,859	16,810
		74,728
Metals & Mining - 0.6%
Alcoa, Inc. (d)	4,152,509	35,379
Allegheny Technologies, Inc. (d)	417,569	12,723
Cliffs Natural Resources, Inc. (d)	589,474	15,008
Freeport-McMoRan Copper & Gold, Inc.	3,693,823	117,907
Newmont Mining Corp.	1,931,636	77,826
Nucor Corp. (d)	1,235,938	55,679
United States Steel Corp. (d)	561,401	11,700
		326,222
Paper & Forest Products - 0.2%
International Paper Co.	1,708,725	75,201
MeadWestvaco Corp.	680,155	24,288
		99,489
TOTAL MATERIALS		1,826,702
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. (d)	22,101,017	793,648
CenturyLink, Inc. (d)	2,429,027	84,214
Frontier Communications Corp. (d)	3,884,974	16,084
Verizon Communications, Inc. (d)	11,104,672	516,700
Windstream Corp. (d)	2,288,415	19,657
		1,430,303
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,140,689	79,620
MetroPCS Communications, Inc. (a)	1,232,558	12,079
Sprint Nextel Corp. (a)	11,691,025	67,808
		159,507
TOTAL TELECOMMUNICATION SERVICES		1,589,810
UTILITIES - 3.4%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,888,115	88,345
Duke Energy Corp. (d)	2,740,231	189,761
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	1,267,739	$ 60,890
Entergy Corp. (d)	691,564	43,057
Exelon Corp. (d)	3,324,035	103,012
FirstEnergy Corp.	1,627,288	64,245
NextEra Energy, Inc.	1,646,704	118,349
Northeast Utilities	1,221,559	50,707
Pepco Holdings, Inc.	892,880	18,117
Pinnacle West Capital Corp.	426,845	23,878
PPL Corp.	2,263,432	69,759
Southern Co.	3,401,168	153,087
Xcel Energy, Inc.	1,897,342	54,454
		1,037,661
Gas Utilities - 0.1%
AGL Resources, Inc.	458,293	18,313
ONEOK, Inc.	796,154	35,819
		54,132
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,254,015	30,096
The AES Corp.	2,402,659	27,919
		58,015
Multi-Utilities - 1.2%
Ameren Corp.	944,098	31,901
CenterPoint Energy, Inc.	1,663,188	35,642
CMS Energy Corp.	1,026,869	27,325
Consolidated Edison, Inc. (d)	1,139,576	67,235
Dominion Resources, Inc.	2,235,821	125,206
DTE Energy Co.	669,540	44,725
Integrys Energy Group, Inc.	303,138	17,149
NiSource, Inc.	1,205,266	33,386
PG&E Corp. (d)	1,673,078	71,340
Public Service Enterprise Group, Inc.	1,968,536	64,155
SCANA Corp.	512,811	25,046
Sempra Energy	875,178	68,054
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc.	792,166	$ 13,665
Wisconsin Energy Corp. (d)	895,207	36,972
		661,801
TOTAL UTILITIES		1,811,609
TOTAL COMMON STOCKS (Cost $34,996,908)		52,684,560
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.15% 4/11/13 to 8/22/13 (e) (Cost $52,984)	$ 53,000	52,984
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	505,695,578	505,696
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	2,899,405,121	2,899,405
TOTAL MONEY MARKET FUNDS (Cost $3,405,101)		3,405,101
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $38,454,993)		56,142,645
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(2,826,794)
NET ASSETS - 100%		$ 53,315,851
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
860 CME S&P 500 Index Contracts	March 2013	$ 325,360	$ 551
4,077 CME E-mini S&P 500 Index Contracts	March 2013	308,486	11,105
TOTAL EQUITY INDEX CONTRACTS		$ 633,846	$ 11,656

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $33,422,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 860
Fidelity Securities Lending Cash Central Fund	6,389
Total	$ 7,249
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,046,702	$ 6,046,702	$ -	$ -
Consumer Staples	5,729,010	5,729,010	-	-
Energy	5,865,282	5,865,282	-	-
Financials	8,343,717	8,343,717	-	-
Health Care	6,458,684	6,458,684	-	-
Industrials	5,411,652	5,411,652	-	-
Information Technology	9,601,392	9,601,392	-	-
Materials	1,826,702	1,826,702	-	-
Telecommunication Services	1,589,810	1,589,810	-	-
Utilities	1,811,609	1,811,609	-	-
U.S. Government and Government Agency Obligations	52,984	-	52,984	-
Money Market Funds	3,405,101	3,405,101	-	-
Total Investments in Securities:	$ 56,142,645	$ 56,089,661	$ 52,984	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 11,656	$ 11,656	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 11,656	$ -
Total Value of Derivatives	$ 11,656	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $2,830,863) - See accompanying schedule: Unaffiliated issuers (cost $35,049,892)	$ 52,737,544
Fidelity Central Funds (cost $3,405,101)	3,405,101
Total Investments (cost $38,454,993)		$ 56,142,645
Receivable for investments sold		504
Receivable for fund shares sold		50,173
Dividends receivable		130,276
Distributions receivable from Fidelity Central Funds		517
Receivable from investment adviser for expense reductions		751
Other receivables		1,175
Total assets		56,326,041

Liabilities
Payable for investments purchased	$ 9,960
Payable for fund shares redeemed	95,653
Accrued management fee	1,106
Payable for daily variation margin on futures contracts	1,159
Other affiliated payables	1,749
Other payables and accrued expenses	1,158
Collateral on securities loaned, at value	2,899,405
Total liabilities		3,010,190

Net Assets		$ 53,315,851
Net Assets consist of:
Paid in capital		$ 36,968,469
Undistributed net investment income		191,536
Accumulated undistributed net realized gain (loss) on investments		(1,543,462)
Net unrealized appreciation (depreciation) on investments		17,699,308
Net Assets		$ 53,315,851

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($4,704,580 ÷ 87,422.1 shares)	$ 53.81

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($28,996,114 ÷ 538,741.7 shares)	$ 53.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,703,199 ÷ 328,908.9 shares)	$ 53.82

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,911,958 ÷ 35,521.7 shares)	$ 53.83

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2013

Investment Income
Dividends		$ 1,096,817
Interest		42
Income from Fidelity Central Funds		7,249
Total income		1,104,108

Expenses
Management fee	$ 11,968
Transfer agent fees	20,687
Independent trustees' compensation	313
Miscellaneous	122
Total expenses before reductions	33,090
Expense reductions	(5,045)	28,045
Net investment income (loss)		1,076,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	735,222
Futures contracts	81,216
Total net realized gain (loss)		816,438
Change in net unrealized appreciation (depreciation) on: Investment securities	4,306,013
Futures contracts	(15,585)
Total change in net unrealized appreciation (depreciation)		4,290,428
Net gain (loss)		5,106,866
Net increase (decrease) in net assets resulting from operations		$ 6,182,929

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,076,063	$ 842,018
Net realized gain (loss)	816,438	346,325
Change in net unrealized appreciation (depreciation)	4,290,428	947,325
Net increase (decrease) in net assets resulting from operations	6,182,929	2,135,668
Distributions to shareholders from net investment income	(1,030,033)	(823,248)
Share transactions - net increase (decrease)	3,180,920	194,063
Total increase (decrease) in net assets	8,333,816	1,506,483

Net Assets
Beginning of period	44,982,035	43,475,552
End of period (including undistributed net investment income of $191,536 and undistributed net investment income of $145,444, respectively)	$ 53,315,851	$ 44,982,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 H	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Income from Investment Operations
Net investment income (loss) B	1.10	.89	.81	.75	.95
Net realized and unrealized gain (loss)	5.28	1.40	7.88	13.12	(21.09)
Total from investment operations	6.38	2.29	8.69	13.87	(20.14)
Distributions from net investment income	(1.06)	(.89)	(.79)	(.78)	(.96)
Net asset value, end of period	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Total Return A	13.36%	5.04%	22.47%	53.68%	(43.35)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% G	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% G	.10%	.10%	.10%	.10%
Net investment income (loss)	2.21%	1.96%	1.94%	2.14%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,705	$ 13,407	$ 27,881	$ 23,666	$ 11,363
Portfolio turnover rate D	4%	5% F	4%	11% F	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Amount represents .095%.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Income from Investment Operations
Net investment income (loss) B	1.13	.90	.82	.77	.96
Net realized and unrealized gain (loss)	5.27	1.40	7.89	13.10	(21.08)
Total from investment operations	6.40	2.30	8.71	13.87	(20.12)
Distributions from net investment income	(1.08)	(.90)	(.80)	(.79)	(.97)
Net asset value, end of period	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Total Return A	13.39%	5.07%	22.53%	53.67%	(43.31)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.25%	1.99%	1.97%	2.17%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 28,996	$ 16,230	$ 15,595	$ 12,455	$ 3,667
Portfolio turnover rate D	4%	5% F	4%	11% F	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.13	.79
Net realized and unrealized gain (loss)	5.28	.68
Total from investment operations	6.41	1.47
Distributions from net investment income	(1.09)	(.71)
Net asset value, end of period	$ 53.82	$ 48.50
Total Return B, C	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.04%	.05% A
Expenses net of all reductions	.04%	.05% A
Net investment income (loss)	2.27%	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 17,703	$ 14,629
Portfolio turnover rate F	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	1.14	.81
Net realized and unrealized gain (loss)	5.29	.67
Total from investment operations	6.43	1.48
Distributions from net investment income	(1.10)	(.72)
Net asset value, end of period	$ 53.83	$ 48.50
Total Return B, C	13.46%	3.27%
Ratios to Average Net Assets E, I
Expenses before reductions	.03% G	.03% A, G
Expenses net of fee waivers, if any	.02%	.03% A, G
Expenses net of all reductions	.02%	.03% A, G
Net investment income (loss)	2.29%	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,912	$ 716
Portfolio turnover rate F	4%	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents .025%.

H For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,612,588
Gross unrealized depreciation	(4,005,515)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,607,073

Tax Cost	$ 38,535,572

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 192,698
Capital loss carryforward	$ (1,451,227)
Net unrealized appreciation (depreciation)	$ 17,607,073

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (397)
2017	(658,756)
2019	(792,074)
Total capital loss carryforward	$ (1,451,227)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Ordinary Income	$ 1,030,033	$ 823,248

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $81,216 and a change in net unrealized appreciation (depreciation) of $(15,585) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,069,809 and $1,704,367, respectively.

Securities received in-kind through subscriptions totaled $506,578.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 7,526
Fidelity Advantage Class	9,149
Institutional Class	4,012
$ 20,687

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Annual Report

8. Security Lending - continued

Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,389. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2014.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 502
Fidelity Advantage Class	.060%/.050%*	2,736
Institutional Class	.040%	1,722
Fidelity Advantage Institutional Class	.020%	84

* Expense limitation effective January 1, 2013.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by four hundred sixty seven dollars and reduced transfer agent fee by one hundred two dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	February 28, 2013	February 29, 2012 A
From net investment income
Investor Class	$ 226,551	$ 405,868
Fidelity Advantage Class	421,592	264,009
Institutional Class	348,307	146,405
Fidelity Advantage Institutional Class	33,583	6,966
Total	$ 1,030,033	$ 823,248

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	February 28, 2013	February 29, 2012 A	February 28, 2013	February 29, 2012 A
Investor Class
Shares sold	47,792	94,578	$ 2,395,212	$ 4,269,471
Reinvestment of distributions	4,370	8,848	217,646	397,869
Shares redeemed	(241,211)	(418,995)	(12,295,797)	(19,074,702)
Net increase (decrease)	(189,049)	(315,569)	$ (9,682,939)	$ (14,407,362)
Fidelity Advantage Class
Shares sold	271,957	133,837	$ 13,895,241	$ 6,254,732
Issued in exchange for shares of Congress Street	-	983	-	45,955
Issued in exchange of shares of Exchange	-	3,818	-	178,445
Reinvestment of distributions	7,827	5,335	390,172	238,952
Shares redeemed	(75,714)	(140,424)	(3,793,810)	(6,301,502)
Net increase (decrease)	204,070	3,549	$ 10,491,603	$ 416,582
Institutional Class
Shares sold	92,394	335,470	$ 4,615,642	$ 15,034,791
Reinvestment of distributions	6,988	3,423	348,307	146,405
Shares redeemed	(72,117)	(37,249)	(3,630,016)	(1,658,626)
Net increase (decrease)	27,265	301,644	$ 1,333,933	$ 13,522,570
Fidelity Advantage Institutional Class
Shares sold	24,302	16,270	$ 1,217,091	$ 729,075
Reinvestment of distributions	673	166	33,583	6,966
Shares redeemed	(4,226)	(1,663)	(212,351)	(73,768)
Net increase (decrease)	20,749	14,773	$ 1,038,323	$ 662,273

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Street Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369 and net other liabilities of $21, and Fidelity Exchange Street Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195 and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Pro forma results of operations of the combined entity for the entire period ended February 29, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 842,404
Total net realized gain (loss)	348,278
Total change in net unrealized appreciation (depreciation)	944,457
Net increase (decrease) in net assets resulting from operations	$ 2,135,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Name, Year of Birth; Principal Occupation
Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 99%, 96%, 96%, and 96%; and Fidelity Advantage Institutional Class designates 97%, 95%, 95%, and 96% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100%, 99%, 99%, and 99%; and Fidelity Advantage Institutional Class designates 98%, 98%, 98%, and 99% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

U5I-U5A-UANN-0413
1.925888.101

Spartan® Total Market Index

Fund
Class F

Annual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Class F A	13.55%	5.50%	9.05%

A The initial offering of Class F took place on September 24, 2009. Returns prior to September 24, 2009, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Class F shares gained 13.55% in line with the 13.56% advance of the fund's benchmark, the Dow Jones U.S. Total Stock Market IndexSM. All 10 market sectors in the index generated positive performance, with only three groups - information technology, energy and materials - producing a single-digit gain. Leading the rest were telecommunication services, health care and financials, which returned about 23%, 22% and 22%, respectively. The fund's top individual contributor in absolute terms was Pfizer, a pharmaceutical firm whose shares were up about 35% for the 12-month period. Industrial conglomerate General Electric added value, as did Internet search leader Google. In the financials sector, Berkshire Hathaway, the insurance-focused conglomerate run by billionaire investor Warren Buffett, also did well, as did global financial services institution JPMorgan Chase and telecommunication services provider AT&T, whose shares rose about 24%. The biggest absolute detractor by far was Apple, the personal electronics and computer manufacturer, whose shares returned about -17%, with the negative impact magnified by the stock's large weighting in the index and fund. Several other notable technology stocks held back results, including microprocessor company Intel and software manufacturer Microsoft. In the energy sector, Apache and Occidental Petroleum saw its shares drop by roughly 31% and 19%, respectively, while Caterpillar, a manufacturer of construction equipment and other heavy machinery, hampered results as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.100%
Actual		$ 1,000.00	$ 1,097.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,098.20	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,098.10	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,098.20	$ .23
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,098.10	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	4.0
Exxon Mobil Corp.	2.4	2.6
General Electric Co.	1.5	1.4
Chevron Corp.	1.4	1.4
IBM Corp.	1.3	1.4
Google, Inc. Class A	1.3	1.1
Johnson & Johnson	1.3	1.2
Microsoft Corp.	1.3	1.5
Procter & Gamble Co.	1.2	1.2
AT&T, Inc.	1.2	1.4
	15.4
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	19.3
Financials	17.0	15.7
Consumer Discretionary	12.0	11.9
Health Care	11.8	11.6
Industrials	11.1	10.5
Energy	10.2	10.1
Consumer Staples	9.3	9.6
Materials	3.8	3.8
Utilities	3.5	3.5
Telecommunication Services	2.6	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	27,992	$ 646,615
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	740,531
BorgWarner, Inc. (a)(d)	106,804	7,947,286
Cooper Tire & Rubber Co.	54,354	1,374,069
Dana Holding Corp. (d)	143,074	2,393,628
Dorman Products, Inc. (d)	25,196	880,852
Drew Industries, Inc.	16,139	587,137
Exide Technologies (a)	55,732	149,362
Federal-Mogul Corp. Class A (a)(d)	43,356	350,316
Fuel Systems Solutions, Inc. (a)	13,525	187,862
Gentex Corp. (d)	141,938	2,661,338
Gentherm, Inc. (a)(d)	22,586	347,824
Johnson Controls, Inc.	645,200	20,304,444
Lear Corp.	91,325	4,878,582
Modine Manufacturing Co. (a)	32,309	266,226
Motorcar Parts of America, Inc. (a)	7,628	41,725
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	46,888	32,353
Spartan Motors, Inc.	44,931	237,685
Standard Motor Products, Inc.	17,952	443,953
Stoneridge, Inc. (a)	17,302	111,598
Strattec Security Corp.	672	19,118
Superior Industries International, Inc.	24,943	542,510
Tenneco, Inc. (a)	52,551	1,861,882
The Goodyear Tire & Rubber Co. (a)	217,777	2,826,745
Tower International, Inc. (a)	4,070	49,003
TRW Automotive Holdings Corp. (a)	95,106	5,581,771
UQM Technologies, Inc. (a)(d)	38,648	28,986
Visteon Corp. (a)	49,291	2,872,679
		58,366,080
Automobiles - 0.5%
Ford Motor Co.	3,560,625	44,899,481
General Motors Co. (a)(d)	721,012	19,575,476
Harley-Davidson, Inc.	211,628	11,137,982
Tesla Motors, Inc. (a)(d)	70,970	2,471,885
Thor Industries, Inc. (d)	39,293	1,477,024
Winnebago Industries, Inc. (a)(d)	22,867	443,162
		80,005,010
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	384,654
Genuine Parts Co.	144,858	10,289,264
LKQ Corp. (a)	282,518	5,986,556
Pool Corp. (d)	41,433	1,894,317
VOXX International Corp. (a)	18,073	179,826
Weyco Group, Inc.	1,992	45,936
		18,780,553
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	661,686

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	$ 1,886,673
Ascent Capital Group, Inc. (a)	16,905	1,159,514
Bridgepoint Education, Inc. (a)	11,294	115,312
Bright Horizons Family Solutions, Inc. (d)	9,900	276,804
Capella Education Co. (a)(d)	13,812	437,288
Career Education Corp. (a)	44,821	143,427
Carriage Services, Inc.	4,102	74,656
Coinstar, Inc. (a)(d)	24,683	1,263,523
Collectors Universe, Inc. (d)	4,772	52,826
Corinthian Colleges, Inc. (a)	84,173	179,288
DeVry, Inc. (d)	60,163	1,803,687
Education Management Corp. (a)(d)	26,671	94,949
Grand Canyon Education, Inc. (a)(d)	30,849	738,834
H&R Block, Inc. (d)	269,674	6,704,096
Hillenbrand, Inc.	60,464	1,492,856
ITT Educational Services, Inc. (a)(d)	22,063	304,028
K12, Inc. (a)(d)	35,687	744,074
Learning Tree International, Inc. (a)	3,285	12,450
LifeLock, Inc. (d)	15,276	177,965
Lincoln Educational Services Corp. (d)	15,671	98,884
Mac-Gray Corp.	7,087	88,021
Matthews International Corp. Class A	31,601	1,042,833
National American University Holdings, Inc.	5,378	20,920
Regis Corp.	37,626	678,021
Service Corp. International	236,136	3,669,553
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,268,645
Steiner Leisure Ltd. (a)	10,649	502,100
Stewart Enterprises, Inc. Class A (d)	55,722	471,965
Strayer Education, Inc. (d)	14,558	714,652
Universal Technical Institute, Inc.	29,419	343,026
Weight Watchers International, Inc. (d)	21,193	907,908
		29,130,464
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	548,580
Ambassadors Group, Inc.	24,177	108,797
Ameristar Casinos, Inc.	27,501	720,526
Bally Technologies, Inc. (a)(d)	46,562	2,223,336
Biglari Holdings, Inc. (a)	607	227,249
BJ's Restaurants, Inc. (a)(d)	21,746	669,559
Bloomin' Brands, Inc. (d)	25,018	430,560
Bluegreen Corp. (a)	6,427	62,728
Bob Evans Farms, Inc.	27,901	1,135,571
Boyd Gaming Corp. (a)(d)	49,786	327,094
Bravo Brio Restaurant Group, Inc. (a)	12,451	187,761
Brinker International, Inc.	62,217	2,076,803
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,087,102
Burger King Worldwide, Inc.	82,686	1,509,020
Caesars Entertainment Corp. (d)	22,500	281,250
Carnival Corp. unit	412,990	14,772,652
Carrols Restaurant Group, Inc. (a)	6,381	33,947
CEC Entertainment, Inc.	20,553	621,728
Chipotle Mexican Grill, Inc. (a)(d)	29,079	9,211,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,674,499
Churchill Downs, Inc.	10,397	685,994
Chuys Holdings, Inc. (d)	5,695	162,364
Cosi, Inc. (a)(d)	46,943	40,840
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,400,283
Darden Restaurants, Inc. (d)	117,392	5,431,728
Del Frisco's Restaurant Group, Inc. (a)(d)	5,543	97,501
Denny's Corp. (a)	71,197	402,975
DineEquity, Inc.	12,829	896,619
Domino's Pizza, Inc. (d)	66,862	3,183,968
Dover Downs Gaming & Entertainment, Inc.	1,508	3,514
Dover Motorsports, Inc.	9,993	16,988
Dunkin' Brands Group, Inc. (d)	91,395	3,395,324
Einstein Noah Restaurant Group, Inc.	3,797	51,032
Empire Resorts, Inc. (a)	4,429	8,902
Entertainment Gaming Asia, Inc. (a)	8,246	16,162
Famous Dave's of America, Inc. (a)	2,311	22,740
Fiesta Restaurant Group, Inc. (a)	11,401	257,663
Frisch's Restaurants, Inc.	500	9,510
Hyatt Hotels Corp. Class A (a)	51,855	2,130,722
Ignite Restaurant Group, Inc. (a)	4,841	67,968
International Game Technology	268,403	4,278,344
International Speedway Corp. Class A (d)	20,854	628,540
Interval Leisure Group, Inc.	29,497	615,602
Isle of Capri Casinos, Inc. (a)	20,657	136,956
Jack in the Box, Inc. (a)(d)	42,139	1,334,121
Jamba, Inc. (a)(d)	95,683	267,912
Kona Grill, Inc. (a)	4,029	34,247
Krispy Kreme Doughnuts, Inc. (a)(d)	61,696	814,387
Lakes Entertainment, Inc. (a)	2,872	8,673
Las Vegas Sands Corp.	337,364	17,370,872
Life Time Fitness, Inc. (a)(d)	34,454	1,451,892
Luby's, Inc. (a)	14,614	118,958
Marcus Corp.	22,859	279,108
Marriott International, Inc. Class A	251,677	9,928,658
Marriott Vacations Worldwide Corp. (a)	23,385	964,865
McDonald's Corp.	936,159	89,777,648
MGM Mirage, Inc. (a)	344,041	4,297,072
Monarch Casino & Resort, Inc. (a)	4,802	48,308
Morgans Hotel Group Co. (a)(d)	27,678	135,899
MTR Gaming Group, Inc. (a)	11,304	43,520
Multimedia Games Holding Co., Inc. (a)	20,726	387,576
Norwegian Cruise Line Holdings Ltd.	22,900	709,442
Orient Express Hotels Ltd. Class A (a)	89,796	927,593
Panera Bread Co. Class A (a)(d)	26,570	4,276,442
Papa John's International, Inc. (a)	19,260	1,001,713
Penn National Gaming, Inc. (a)(d)	61,522	3,066,872
Pinnacle Entertainment, Inc. (a)(d)	61,922	866,908
Premier Exhibitions, Inc. (a)	7,733	17,786

	Shares	Value
Red Lion Hotels Corp. (a)	3,129	$ 22,560
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	906,440
Rick's Cabaret International, Inc. (a)	5,726	48,728
Royal Caribbean Cruises Ltd.	140,250	4,890,518
Ruby Tuesday, Inc. (a)	44,363	325,624
Ruth's Hospitality Group, Inc. (a)(d)	33,916	307,279
Scientific Games Corp. Class A (a)	45,645	410,805
SHFL Entertainment, Inc. (a)	42,130	668,182
Six Flags Entertainment Corp. (d)	50,207	3,354,330
Sonic Corp. (a)(d)	98,965	1,117,315
Speedway Motorsports, Inc.	7,569	123,072
Starbucks Corp.	694,872	38,092,883
Starwood Hotels & Resorts Worldwide, Inc.	178,617	10,775,964
Texas Roadhouse, Inc. Class A	57,171	1,105,687
The Cheesecake Factory, Inc.	39,940	1,383,522
Town Sports International Holdings, Inc.	13,107	121,502
Vail Resorts, Inc. (d)	30,368	1,677,528
Wendy's Co.	250,660	1,426,255
WMS Industries, Inc. (a)	45,733	1,145,154
Wyndham Worldwide Corp.	137,748	8,297,940
Wynn Resorts Ltd.	72,102	8,428,724
Yum! Brands, Inc.	422,304	27,652,466
		312,265,887
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	488,511
Bassett Furniture Industries, Inc.	1,947	28,329
Beazer Homes USA, Inc. (a)(d)	22,468	349,827
Blyth, Inc. (d)	16,038	229,183
Cavco Industries, Inc. (a)(d)	9,813	442,664
Cobra Electronics Corp. (a)	1,032	3,468
CSS Industries, Inc.	16,118	386,993
D.R. Horton, Inc. (d)	256,142	5,711,967
Dixie Group, Inc. (a)	2,977	12,742
Emerson Radio Corp. (a)	23,724	39,145
Ethan Allen Interiors, Inc. (d)	19,507	545,026
Flexsteel Industries, Inc.	2,547	58,581
Furniture Brands International, Inc. (a)(d)	57,083	51,946
Garmin Ltd.	105,419	3,620,088
Harman International Industries, Inc.	71,938	3,053,768
Helen of Troy Ltd. (a)	30,506	1,131,162
Hooker Furniture Corp. (d)	13,495	202,560
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,036,404
iRobot Corp. (a)	21,633	463,812
Jarden Corp. (d)	66,002	4,099,384
KB Home (d)	64,653	1,208,365
Kid Brands, Inc. (a)	16,651	25,643
Koss Corp.	2,669	13,212
La-Z-Boy, Inc.	54,902	1,005,805
Leggett & Platt, Inc. (d)	123,614	3,780,116
Lennar Corp. Class A (d)	143,081	5,521,496
Libbey, Inc. (a)(d)	16,641	305,362
Lifetime Brands, Inc.	2,385	25,925
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc. (d)	26,306	$ 1,010,940
M/I Homes, Inc. (a)(d)	24,871	569,546
Meritage Homes Corp. (a)(d)	46,552	1,884,890
Mohawk Industries, Inc. (a)	51,902	5,502,650
NACCO Industries, Inc. Class A	6,219	361,262
Newell Rubbermaid, Inc.	259,791	6,063,522
NVR, Inc. (a)	4,152	4,190,198
PulteGroup, Inc. (a)	312,266	5,989,262
Ryland Group, Inc. (d)	35,461	1,266,667
Sealy Corp., Inc. (a)(d)	70,121	152,864
Skullcandy, Inc. (a)(d)	12,653	77,183
Skyline Corp. (a)	21,741	99,791
Standard Pacific Corp. (a)	98,412	801,074
Stanley Furniture Co., Inc. (a)	5,699	26,443
Tempur-Pedic International, Inc. (a)(d)	59,637	2,449,292
Toll Brothers, Inc. (a)(d)	127,535	4,351,494
TRI Pointe Homes, Inc. (d)	13,100	241,040
Tupperware Brands Corp.	50,496	3,950,302
Universal Electronics, Inc. (a)(d)	14,332	280,047
Whirlpool Corp.	72,373	8,174,530
Zagg, Inc. (a)(d)	21,268	155,894
		81,440,375
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	104,086
Amazon.com, Inc. (a)	338,066	89,340,702
Blue Nile, Inc. (a)(d)	11,337	384,664
dELiA*s, Inc. (a)	2,977	3,066
Expedia, Inc.	85,724	5,472,620
Gaiam, Inc. Class A (a)(d)	12,609	45,897
Geeknet, Inc. (a)	2,810	44,988
Groupon, Inc. Class A (a)	268,227	1,215,068
Hollywood Media Corp. (a)	1,032	1,373
HomeAway, Inc. (a)	35,174	1,037,633
HSN, Inc.	33,708	1,803,378
Kayak Software Corp. (d)	3,291	131,212
Liberty Media Corp.:
Interactive Series A (a)	531,914	11,106,364
Series A (a)	25,697	1,855,323
Netflix, Inc. (a)	51,856	9,753,076
NutriSystem, Inc. (d)	26,922	221,568
Orbitz Worldwide, Inc. (a)	31,286	133,278
Overstock.com, Inc. (a)(d)	14,467	168,107
PetMed Express, Inc.	32,292	408,494
priceline.com, Inc. (a)	46,413	31,912,651
Shutterfly, Inc. (a)(d)	25,110	1,086,761
TripAdvisor, Inc. (a)	101,113	4,596,597
U.S. Auto Parts Network, Inc. (a)(d)	5,048	6,613
ValueVision Media, Inc. Class A (a)(d)	18,644	48,847
Vitacost.com, Inc. (a)(d)	15,384	113,688
		160,996,054

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 680,025
Black Diamond, Inc. (a)(d)	20,004	159,632
Brunswick Corp. (d)	80,071	2,917,787
Callaway Golf Co.	77,147	518,428
Hasbro, Inc. (d)	104,633	4,187,413
JAKKS Pacific, Inc. (d)	19,661	239,471
Johnson Outdoors, Inc. Class A (a)	3,505	80,194
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	289,160
Marine Products Corp.	11,741	78,900
Mattel, Inc.	313,552	12,777,244
Meade Instruments Corp. (a)	112	179
Nautilus, Inc. (a)	5,159	29,509
Polaris Industries, Inc.	59,267	5,178,158
Smith & Wesson Holding Corp. (a)(d)	80,794	771,583
Steinway Musical Instruments, Inc. (a)	4,620	103,765
Sturm, Ruger & Co., Inc.	24,417	1,333,412
Summer Infant, Inc. (a)	32,605	66,188
		29,411,048
Media - 3.3%
A.H. Belo Corp. Class A	22,177	111,550
AMC Networks, Inc. Class A (a)	52,862	3,034,279
Arbitron, Inc.	37,846	1,772,707
Ballantyne of Omaha, Inc. (a)	17,964	64,850
Belo Corp. Series A (d)	87,121	752,725
Cablevision Systems Corp. - NY Group Class A	252,827	3,537,050
Carmike Cinemas, Inc. (a)	21,753	340,652
CBS Corp. Class B	552,084	23,954,925
Central European Media Enterprises Ltd. Class A (a)(d)	17,504	91,546
Charter Communications, Inc. Class A (a)(d)	40,337	3,484,713
Cinemark Holdings, Inc.	88,767	2,467,723
Clear Channel Outdoor Holding, Inc. Class A	41,131	312,596
Comcast Corp. Class A	2,481,691	98,746,485
Crown Media Holdings, Inc. Class A (a)	24,979	47,960
Cumulus Media, Inc. Class A (a)(d)	68,791	224,947
Dex One Corp. (a)	62,269	110,839
Digital Cinema Destinations Co.	1,935	11,571
Digital Generation, Inc. (a)(d)	26,444	204,941
DIRECTV (a)	572,344	27,569,810
Discovery Communications, Inc. (a)(d)	222,440	16,311,525
DISH Network Corp. Class A	211,095	7,346,106
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,174,633
E.W. Scripps Co. Class A (a)	24,274	262,402
Emmis Communications Corp. Class A (a)	7,973	12,837
Entercom Communications Corp. Class A (a)(d)	21,235	159,475
Entravision Communication Corp. Class A	63,982	127,964
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
FAB Universal Corp. (a)(d)	3,212	$ 11,242
Fisher Communications, Inc.	2,670	98,176
Gannett Co., Inc.	200,317	4,020,362
Gray Television, Inc. (a)	29,764	124,116
Harris Interactive, Inc. (a)	5,389	8,892
Harte-Hanks, Inc.	45,482	330,654
Insignia Systems, Inc. (a)	5,038	9,723
Interpublic Group of Companies, Inc.	397,857	5,084,612
John Wiley & Sons, Inc. Class A (d)	46,973	1,718,272
Journal Communications, Inc. Class A (a)	23,068	126,182
Lamar Advertising Co. Class A (a)	69,336	3,206,097
Liberty Global, Inc. Class A (a)(d)	233,612	16,093,531
Liberty Media Corp. Class A (a)	105,746	11,420,568
LIN TV Corp. Class A (a)(d)	36,007	409,400
Live Nation Entertainment, Inc. (a)(d)	134,515	1,424,514
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	100,885
Media General, Inc. Class A (a)(d)	21,745	106,333
Meredith Corp. (d)	34,788	1,461,792
Morningstar, Inc.	26,885	1,843,773
National CineMedia, Inc.	40,280	614,270
Navarre Corp. (a)	5,954	11,968
News Corp. Class A	1,885,020	54,288,576
Nexstar Broadcasting Group, Inc. Class A	20,803	309,133
Omnicom Group, Inc.	246,402	14,175,507
Outdoor Channel Holdings, Inc.	3,578	26,728
Pandora Media, Inc. (a)(d)	80,080	976,976
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	46,564
ReachLocal, Inc. (a)(d)	5,194	65,081
Regal Entertainment Group Class A (d)	55,158	864,326
Rentrak Corp. (a)	4,521	94,489
RLJ Entertainment, Inc. (a)	17,180	67,861
Saga Communications, Inc. Class A	268	11,765
Salem Communications Corp. Class A	1,732	10,877
Scholastic Corp. (d)	25,364	763,456
Scripps Networks Interactive, Inc. Class A	83,052	5,236,429
Shutterstock, Inc. (d)	4,521	147,385
Sinclair Broadcast Group, Inc. Class A	37,417	526,831
Sirius XM Radio, Inc. (d)	3,023,868	9,373,991
Spanish Broadcasting System, Inc. Class A (a)	698	1,752
Starz - Liberty Capital Series A (a)(d)	101,960	1,892,378
SuperMedia, Inc. (a)(d)	19,383	78,307
The Madison Square Garden Co. Class A (a)	53,298	2,980,424
The McClatchy Co. Class A (a)(d)	49,260	128,076
The New York Times Co. Class A (a)(d)	109,097	1,054,968
The Walt Disney Co.	1,655,258	90,360,534
Time Warner Cable, Inc.	281,817	24,346,171
Time Warner, Inc.	883,690	46,985,797
Valassis Communications, Inc. (d)	33,863	930,894

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	438,262	$ 25,620,797
Washington Post Co. Class B	3,968	1,581,407
World Wrestling Entertainment, Inc. Class A (d)	44,310	369,102
		523,778,755
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,766,998
Dillard's, Inc. Class A	32,687	2,604,500
Dollar General Corp. (a)	241,081	11,171,694
Dollar Tree, Inc. (a)	221,972	10,029,805
Family Dollar Stores, Inc.	100,910	5,807,371
Fred's, Inc. Class A	41,012	556,533
Gordmans Stores, Inc. (a)	10,233	136,201
J.C. Penney Co., Inc. (d)	131,144	2,304,200
Kohl's Corp.	200,844	9,258,908
Macy's, Inc.	360,200	14,804,220
Nordstrom, Inc.	136,880	7,421,634
Saks, Inc. (a)(d)	100,086	1,140,980
Sears Holdings Corp. (a)(d)	37,834	1,702,530
Target Corp.	603,803	38,015,437
The Bon-Ton Stores, Inc. (d)	19,775	212,186
Tuesday Morning Corp. (a)	26,882	239,250
		107,172,447
Specialty Retail - 2.4%
Aarons, Inc. Class A	69,026	1,883,720
Abercrombie & Fitch Co. Class A	83,791	3,907,174
Advance Auto Parts, Inc.	67,765	5,173,180
Aeropostale, Inc. (a)	70,783	921,595
America's Car Mart, Inc. (a)	10,422	497,755
American Eagle Outfitters, Inc.	183,756	3,800,074
ANN, Inc. (a)	46,918	1,327,310
Asbury Automotive Group, Inc. (a)	22,455	758,081
Ascena Retail Group, Inc. (a)(d)	107,818	1,810,264
AutoNation, Inc. (a)	53,370	2,336,005
AutoZone, Inc. (a)	34,149	12,981,742
Barnes & Noble, Inc. (a)(d)	41,457	652,533
bebe Stores, Inc.	66,951	265,126
Bed Bath & Beyond, Inc. (a)	214,039	12,146,713
Best Buy Co., Inc. (d)	248,339	4,075,243
Big 5 Sporting Goods Corp.	16,237	253,135
Body Central Corp. (a)	23,522	181,355
Books-A-Million, Inc. (a)(d)	4,414	10,770
Brown Shoe Co., Inc. (d)	39,452	647,013
Build-A-Bear Workshop, Inc. (a)	4,049	20,164
Cabela's, Inc. Class A (a)(d)	43,517	2,201,525
Cache, Inc. (a)(d)	2,880	12,384
CarMax, Inc. (a)	213,259	8,191,278
Chico's FAS, Inc. (d)	157,246	2,670,037
Christopher & Banks Corp. (a)	22,706	137,371
Citi Trends, Inc. (a)(d)	14,433	148,516
Coldwater Creek, Inc. (a)(d)	13,235	47,514
Conn's, Inc. (a)(d)	15,280	489,571
Destination Maternity Corp.	9,860	220,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)(d)	42,389	$ 192,446
Dick's Sporting Goods, Inc.	83,168	4,158,400
DSW, Inc. Class A (d)	26,500	1,793,785
Express, Inc. (a)	81,477	1,507,325
Finish Line, Inc. Class A	36,835	667,082
Five Below, Inc.	9,429	375,274
Foot Locker, Inc.	137,615	4,705,057
Francescas Holdings Corp. (a)(d)	39,040	993,568
GameStop Corp. Class A (d)	113,091	2,834,060
Gap, Inc.	291,066	9,581,893
Genesco, Inc. (a)(d)	19,944	1,170,314
GNC Holdings, Inc.	68,927	2,826,007
Group 1 Automotive, Inc.	17,193	992,724
Guess?, Inc. (d)	49,289	1,364,812
Haverty Furniture Companies, Inc.	22,550	413,793
hhgregg, Inc. (a)(d)	15,184	142,122
Hibbett Sports, Inc. (a)(d)	22,731	1,201,106
Home Depot, Inc.	1,399,366	95,856,571
Hot Topic, Inc. (d)	51,429	555,433
Jos. A. Bank Clothiers, Inc. (a)(d)	23,081	957,862
Kirkland's, Inc. (a)	10,699	124,536
Limited Brands, Inc.	219,825	10,006,434
Lithia Motors, Inc. Class A (sub. vtg.) (d)	20,666	849,373
Lowe's Companies, Inc.	1,050,958	40,094,048
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	1,507,333
MarineMax, Inc. (a)(d)	10,125	131,119
Mattress Firm Holding Corp. (a)(d)	7,207	200,715
Monro Muffler Brake, Inc. (d)	28,456	1,054,295
New York & Co., Inc. (a)	19,427	83,730
O'Reilly Automotive, Inc. (a)	111,111	11,304,433
Office Depot, Inc. (a)	247,217	996,285
OfficeMax, Inc.	117,377	1,405,003
Pacific Sunwear of California, Inc. (a)(d)	60,120	127,454
Penske Automotive Group, Inc.	46,027	1,369,764
Perfumania Holdings, Inc. (a)	876	5,387
PetSmart, Inc.	105,988	6,900,879
Pier 1 Imports, Inc. (d)	103,847	2,333,442
RadioShack Corp. (d)	82,121	246,363
Rent-A-Center, Inc. (d)	61,802	2,242,177
Restoration Hardware Holdings, Inc. (d)	4,814	185,869
Ross Stores, Inc.	207,497	12,026,526
rue21, Inc. (a)(d)	10,092	272,484
Sally Beauty Holdings, Inc. (a)(d)	137,637	3,818,050
Sears Hometown & Outlet Stores, Inc. (a)	10,000	445,700
Select Comfort Corp. (a)(d)	50,428	1,035,287
Shoe Carnival, Inc.	8,791	170,809
Signet Jewelers Ltd. (d)	75,093	4,597,193
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	729,557
Stage Stores, Inc.	23,252	574,092
Staples, Inc. (d)	620,676	8,180,510
Stein Mart, Inc.	16,975	144,457

	Shares	Value
Systemax, Inc.	6,560	$ 65,272
The Buckle, Inc. (d)	22,180	993,886
The Cato Corp. Class A (sub. vtg.)	30,985	795,075
The Children's Place Retail Stores, Inc. (a)(d)	18,479	840,055
The Men's Wearhouse, Inc.	53,679	1,509,453
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	932,293
Tiffany & Co., Inc. (d)	117,916	7,919,239
Tile Shop Holdings, Inc. (a)	29,018	511,587
Tilly's, Inc. (a)	6,806	90,384
TJX Companies, Inc.	679,027	30,535,844
Tractor Supply Co.	64,603	6,718,066
Trans World Entertainment Corp.	2,977	11,283
Ulta Salon, Cosmetics & Fragrance, Inc.	53,900	4,773,384
Urban Outfitters, Inc. (a)	100,078	4,055,161
Vitamin Shoppe, Inc. (a)(d)	26,676	1,401,824
West Marine, Inc. (a)	3,285	41,095
Wet Seal, Inc. Class A (a)	66,930	196,774
Williams-Sonoma, Inc. (d)	84,343	3,829,172
Winmark Corp.	391	24,172
Zale Corp. (a)(d)	22,527	88,531
Zumiez, Inc. (a)(d)	17,893	409,750
		378,963,151
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	42,333	56,303
Carter's, Inc. (a)(d)	47,035	2,653,244
Cherokee, Inc.	20,319	283,856
Coach, Inc.	263,207	12,720,794
Columbia Sportswear Co. (d)	17,213	955,838
Crocs, Inc. (a)	79,497	1,205,175
Culp, Inc.	7,038	110,567
Deckers Outdoor Corp. (a)(d)	36,096	1,456,113
Delta Apparel, Inc. (a)(d)	1,905	31,223
Fifth & Pacific Companies, Inc. (a)(d)	107,666	1,947,678
Fossil, Inc. (a)	50,709	5,211,364
G-III Apparel Group Ltd. (a)(d)	12,799	467,164
Hanesbrands, Inc. (a)(d)	86,732	3,438,056
Iconix Brand Group, Inc. (a)(d)	61,164	1,444,694
Joe's Jeans, Inc. (a)(d)	32,503	45,179
K-Swiss, Inc. Class A (a)	23,242	109,470
Maidenform Brands, Inc. (a)	18,000	345,420
Michael Kors Holdings Ltd. (a)(d)	108,297	6,419,846
Movado Group, Inc.	14,045	506,182
NIKE, Inc. Class B	686,074	37,363,590
Oxford Industries, Inc. (d)	12,480	606,653
Perry Ellis International, Inc.	7,954	129,014
PVH Corp.	73,938	9,009,345
Quiksilver, Inc. (a)(d)	122,287	764,294
R.G. Barry Corp.	3,640	44,918
Ralph Lauren Corp.	56,208	9,750,402
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	673,712
Steven Madden Ltd. (a)	35,946	1,584,859
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Superior Uniform Group, Inc.	859	$ 10,007
The Jones Group, Inc.	62,712	723,696
True Religion Apparel, Inc.	28,057	748,841
Tumi Holdings, Inc. (d)	16,160	382,022
Under Armour, Inc. Class A (sub. vtg.) (a)	74,542	3,673,430
Unifi, Inc. (a)	18,843	295,081
Vera Bradley, Inc. (a)(d)	16,362	412,322
VF Corp.	81,630	13,163,654
Wolverine World Wide, Inc. (d)	42,482	1,792,740
		120,536,746
TOTAL CONSUMER DISCRETIONARY		1,900,846,570
CONSUMER STAPLES - 9.3%
Beverages - 1.9%
Beam, Inc.	155,347	9,480,827
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,201,629
Brown-Forman Corp. Class B (non-vtg.)	139,755	9,170,723
Central European Distribution Corp. (a)(d)	99,939	72,296
Coca-Cola Bottling Co. CONSOLIDATED	3,094	202,440
Coca-Cola Enterprises, Inc.	270,815	9,689,761
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,226	6,115,118
Craft Brew Alliance, Inc. (a)	5,908	39,052
Crimson Wine Group Ltd. (a)	1,943	15,641
Dr. Pepper Snapple Group, Inc.	203,653	8,883,344
MGP Ingredients, Inc.	4,299	17,798
Molson Coors Brewing Co. Class B	144,316	6,380,210
Monster Beverage Corp. (a)	137,421	6,930,141
National Beverage Corp.	7,694	102,946
PepsiCo, Inc.	1,442,437	109,293,451
Primo Water Corp. (a)(d)	8,907	9,085
REED'S, Inc. (a)(d)	1,830	7,521
The Coca-Cola Co.	3,614,328	139,946,780
		307,558,763
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	811,440
Arden Group, Inc. Class A	86	7,836
Casey's General Stores, Inc. (d)	33,387	1,889,370
Chefs' Warehouse Holdings (a)(d)	6,997	125,946
Costco Wholesale Corp.	405,498	41,072,892
Crumbs Bake Shop, Inc. (a)(d)	5,760	14,688
CVS Caremark Corp.	1,165,150	59,562,468
Fresh Market, Inc. (a)(d)	36,436	1,698,646
Harris Teeter Supermarkets, Inc.	65,364	2,810,652
Ingles Markets, Inc. Class A	19,385	398,556
Kroger Co.	476,839	13,928,467
Nash-Finch Co.	11,468	219,842

	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	$ 144,569
Pizza Inn Holdings, Inc. (a)(d)	9,079	28,599
PriceSmart, Inc. (d)	17,002	1,260,698
Rite Aid Corp. (a)	682,788	1,119,772
Roundy's, Inc. (d)	8,260	47,330
Safeway, Inc. (d)	265,495	6,334,711
Spartan Stores, Inc.	24,920	415,167
SUPERVALU, Inc. (d)	203,563	808,145
Susser Holdings Corp. (a)(d)	14,504	642,237
Sysco Corp.	541,988	17,430,334
The Pantry, Inc. (a)	24,320	302,541
United Natural Foods, Inc. (a)	43,201	2,186,835
Village Super Market, Inc. Class A	3,352	109,778
Wal-Mart Stores, Inc.	1,567,752	110,965,487
Walgreen Co.	805,739	32,986,955
Weis Markets, Inc.	9,706	392,705
Whole Foods Market, Inc.	158,987	13,612,467
		311,329,133
Food Products - 1.8%
Alico, Inc.	172	7,370
Annie's, Inc.	7,023	294,685
Archer Daniels Midland Co.	615,354	19,605,178
B&G Foods, Inc. Class A (d)	45,939	1,350,607
Boulder Brands, Inc. (a)(d)	68,009	579,437
Bunge Ltd. (d)	137,909	10,220,436
Cal-Maine Foods, Inc.	14,807	599,535
Calavo Growers, Inc. (d)	8,788	247,382
Campbell Soup Co.	184,577	7,597,189
Chiquita Brands International, Inc. (a)(d)	30,757	191,001
Coffee Holding Co., Inc.	3,401	24,997
ConAgra Foods, Inc.	369,281	12,596,175
Darling International, Inc. (a)	125,934	2,101,838
Dean Foods Co. (a)	165,929	2,754,421
Diamond Foods, Inc. (d)	18,346	284,913
Dole Food Co., Inc. (a)(d)	28,149	315,269
Farmer Brothers Co. (a)	3,100	39,339
Flowers Foods, Inc.	120,921	3,407,554
Fresh Del Monte Produce, Inc.	38,697	1,009,605
General Mills, Inc.	594,950	27,516,438
Green Mountain Coffee Roasters, Inc. (a)(d)	115,161	5,500,089
H.J. Heinz Co.	295,763	21,422,114
Hain Celestial Group, Inc. (a)(d)	40,266	2,204,564
Hillshire Brands Co.	104,379	3,381,880
Hormel Foods Corp.	148,701	5,562,904
Ingredion, Inc.	69,989	4,633,272
J&J Snack Foods Corp.	11,932	825,933
John B. Sanfilippo & Son, Inc.	4,594	87,562
Kellogg Co.	225,848	13,663,804
Kraft Foods Group, Inc.	551,454	26,728,975
Lancaster Colony Corp.	17,892	1,309,158
Limoneira Co.	3,738	73,676
McCormick & Co., Inc. (non-vtg.)	124,088	8,347,400
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	189,296	$ 14,180,163
Mondelez International, Inc.	1,657,567	45,831,728
Omega Protein Corp. (a)	32,056	265,424
Pilgrims Pride Corp. (a)(d)	54,584	480,885
Post Holdings, Inc. (a)	28,839	1,114,916
Sanderson Farms, Inc. (d)	16,208	822,232
Seneca Foods Corp. Class A (a)	7,029	214,525
Smithfield Foods, Inc. (a)	121,954	2,712,257
Snyders-Lance, Inc.	50,907	1,260,457
The Hershey Co.	144,101	12,009,377
The J.M. Smucker Co.	102,284	9,747,665
Tootsie Roll Industries, Inc. (d)	29,529	829,174
TreeHouse Foods, Inc. (a)	37,174	2,170,590
Tyson Foods, Inc. Class A	265,963	6,029,381
WhiteWave Foods Co. (d)	22,752	355,841
		282,509,315
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	303,053
Church & Dwight Co., Inc. (d)	135,097	8,370,610
Clorox Co.	117,785	9,895,118
Colgate-Palmolive Co.	416,187	47,624,278
Energizer Holdings, Inc.	57,715	5,305,740
Harbinger Group, Inc. (a)	9,831	84,252
Kimberly-Clark Corp.	363,072	34,230,428
Oil-Dri Corp. of America	644	17,723
Orchids Paper Products Co.	2,087	45,747
Procter & Gamble Co.	2,559,499	194,982,634
Spectrum Brands Holdings, Inc.	23,337	1,262,298
WD-40 Co.	17,410	943,796
		303,065,677
Personal Products - 0.2%
Avon Products, Inc.	410,247	8,020,329
Cyanotech Corp. (a)	2,300	10,120
Elizabeth Arden, Inc. (a)(d)	22,677	882,135
Estee Lauder Companies, Inc. Class A	220,556	14,137,640
Herbalife Ltd. (d)	102,302	4,121,748
Inter Parfums, Inc.	14,485	362,994
LifeVantage Corp. (a)(d)	61,077	154,525
Mannatech, Inc. (a)	599	3,444
MediFast, Inc. (a)(d)	10,225	237,016
Nature's Sunshine Products, Inc. (d)	2,859	41,341
Nu Skin Enterprises, Inc. Class A	53,831	2,217,837
Nutraceutical International Corp.	4,799	78,656
Prestige Brands Holdings, Inc. (a)(d)	44,548	1,059,797
Revlon, Inc. (a)	13,966	314,933
Star Scientific, Inc. (a)(d)	92,291	163,355
The Female Health Co. (d)	4,862	34,520
USANA Health Sciences, Inc. (a)(d)	12,622	559,028
		32,399,418

	Shares	Value
Tobacco - 1.5%
Alliance One International, Inc. (a)(d)	89,449	$ 333,645
Altria Group, Inc.	1,890,644	63,431,106
Lorillard, Inc.	357,231	13,767,683
Philip Morris International, Inc.	1,566,647	143,739,862
Reynolds American, Inc.	311,872	13,622,569
Universal Corp.	28,408	1,584,882
Vector Group Ltd. (d)	57,232	918,574
		237,398,321
TOTAL CONSUMER STAPLES		1,474,260,627
ENERGY - 10.2%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	74,378	3,804,435
Baker Hughes, Inc.	406,618	18,224,619
Basic Energy Services, Inc. (a)(d)	31,153	455,768
Bolt Technology Corp.	7,172	111,883
Bristow Group, Inc.	35,526	2,069,745
C&J Energy Services, Inc. (a)	39,339	952,004
Cal Dive International, Inc. (a)(d)	78,352	141,817
Cameron International Corp. (a)	227,925	14,523,381
Carbo Ceramics, Inc. (d)	17,768	1,613,334
Dawson Geophysical Co. (a)	7,871	243,214
Diamond Offshore Drilling, Inc. (d)	67,074	4,673,716
Dresser-Rand Group, Inc. (a)(d)	66,371	4,092,436
Dril-Quip, Inc. (a)(d)	35,273	2,900,499
ENGlobal Corp. (a)	5,637	3,269
Ensco PLC Class A	218,569	13,144,740
Era Group, Inc. (a)	20,388	411,634
Exterran Holdings, Inc. (a)(d)	55,256	1,394,109
FMC Technologies, Inc. (a)(d)	219,958	11,418,020
Forbes Energy Services Ltd. (a)	500	1,550
Forum Energy Technologies, Inc. (d)	11,487	306,473
Geospace Technologies Corp. (a)	13,000	1,265,160
Global Geophysical Services, Inc. (a)(d)	18,062	42,265
GreenHunter Energy, Inc.	12,193	20,240
Gulf Island Fabrication, Inc.	10,744	255,815
Gulfmark Offshore, Inc. Class A	20,706	739,618
Halliburton Co.	861,984	35,780,956
Helix Energy Solutions Group, Inc. (a)	81,255	1,902,180
Helmerich & Payne, Inc.	101,955	6,755,538
Hercules Offshore, Inc. (a)(d)	189,533	1,285,034
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,254,770
ION Geophysical Corp. (a)(d)	97,381	646,610
Key Energy Services, Inc. (a)	128,766	1,104,812
Lufkin Industries, Inc.	32,247	2,088,961
Matrix Service Co. (a)	19,340	300,930
McDermott International, Inc. (a)(d)	226,474	2,880,749
Mitcham Industries, Inc. (a)(d)	23,287	357,455
Nabors Industries Ltd.	258,579	4,333,784
National Oilwell Varco, Inc.	399,939	27,247,844
Natural Gas Services Group, Inc. (a)	21,602	377,171
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Newpark Resources, Inc. (a)(d)	85,435	$ 752,682
Noble Corp.	237,885	8,521,041
Oceaneering International, Inc.	101,325	6,443,257
Oil States International, Inc. (a)(d)	51,844	3,947,921
Parker Drilling Co. (a)	122,844	584,737
Patterson-UTI Energy, Inc.	135,919	3,172,349
PHI, Inc. (non-vtg.) (a)	18,377	579,794
Pioneer Energy Services Corp. (a)	48,304	421,694
RigNet, Inc. (a)(d)	15,376	301,677
Rowan Companies PLC (a)	117,283	4,056,819
RPC, Inc. (d)	65,463	1,059,191
Schlumberger Ltd.	1,242,067	96,694,916
SEACOR Holdings, Inc. (d)	20,388	1,416,558
Superior Energy Services, Inc. (a)	151,895	4,017,623
Tesco Corp. (a)	25,016	317,953
TETRA Technologies, Inc. (a)(d)	67,813	625,914
TGC Industries, Inc.	12,062	115,433
Tidewater, Inc.	43,850	2,075,421
Transocean Ltd. (United States)	335,485	17,545,866
Unit Corp. (a)(d)	41,417	1,883,645
Weatherford International Ltd. (a)	699,745	8,312,971
Willbros Group, Inc. (a)	35,988	242,919
		332,216,919
Oil, Gas & Consumable Fuels - 8.1%
Abraxas Petroleum Corp. (a)(d)	126,005	258,310
Adams Resources & Energy, Inc.	1,804	71,817
Alon USA Energy, Inc.	9,432	183,830
Alpha Natural Resources, Inc. (a)(d)	204,525	1,632,110
Amyris, Inc. (a)(d)	41,172	120,634
Anadarko Petroleum Corp.	465,845	37,071,945
Apache Corp.	367,367	27,284,347
APCO Oil and Gas International, Inc.	12,221	162,539
Approach Resources, Inc. (a)(d)	29,242	723,740
Arch Coal, Inc.	201,141	1,051,967
Barnwell Industries, Inc. (a)	2,847	9,481
Berry Petroleum Co. Class A (d)	38,847	1,778,027
Bill Barrett Corp. (a)(d)	37,315	673,536
BioFuel Energy Corp. (a)(d)	979	4,944
Bonanza Creek Energy, Inc. (a)(d)	18,196	615,571
BPZ Energy, Inc. (a)(d)	134,116	329,925
Cabot Oil & Gas Corp.	196,920	12,203,132
Callon Petroleum Co. (a)	31,499	169,780
Carrizo Oil & Gas, Inc. (a)(d)	36,358	854,049
Ceres, Inc.	2,484	9,961
Cheniere Energy, Inc. (a)	203,342	4,331,185
Chesapeake Energy Corp. (d)	476,743	9,611,139
Chevron Corp.	1,834,942	214,963,455
Cimarex Energy Co. (d)	80,895	5,445,042
Clayton Williams Energy, Inc. (a)(d)	7,754	307,834
Clean Energy Fuels Corp. (a)(d)	67,120	844,370
Cloud Peak Energy, Inc. (a)(d)	54,586	935,604

	Shares	Value
Cobalt International Energy, Inc. (a)(d)	161,814	$ 3,991,951
Comstock Resources, Inc. (a)(d)	32,496	458,844
Concho Resources, Inc. (a)(d)	97,403	8,762,374
ConocoPhillips	1,134,704	65,756,097
CONSOL Energy, Inc.	213,487	6,863,607
Contango Oil & Gas Co. (d)	16,222	628,765
Continental Resources, Inc. (a)(d)	57,407	5,051,816
Crimson Exploration, Inc. (a)	12,416	40,104
Crosstex Energy, Inc. (d)	45,920	765,486
Cubic Energy, Inc. (a)	25,301	5,624
CVR Energy, Inc.	13,732	771,464
Delek US Holdings, Inc.	36,764	1,373,503
Denbury Resources, Inc. (a)(d)	362,076	6,560,817
Devon Energy Corp.	349,289	18,952,421
DHT Holdings, Inc.	4,997	21,487
Diamondback Energy, Inc.	12,429	282,263
Double Eagle Petroleum Co. (a)	1,282	6,038
Emerald Oil, Inc. (a)	18,010	124,269
Endeavour International Corp. (a)(d)	33,475	84,692
Energen Corp.	73,288	3,388,837
EOG Resources, Inc.	252,479	31,739,135
EPL Oil & Gas, Inc. (a)	30,399	782,166
EQT Corp.	139,951	8,829,509
Evolution Petroleum Corp. (a)(d)	6,950	71,238
EXCO Resources, Inc. (d)	115,116	764,370
Exxon Mobil Corp.	4,270,778	382,448,170
Forest Oil Corp. (a)(d)	96,618	560,384
FX Energy, Inc. (a)(d)	35,252	124,440
Gasco Energy, Inc. (a)	97,844	5,675
Gastar Exploration Ltd. (a)	74,542	85,723
Gevo, Inc. (a)(d)	17,509	34,668
GMX Resources, Inc. (a)(d)	5,751	13,860
Goodrich Petroleum Corp. (a)(d)	33,339	429,740
Green Plains Renewable Energy, Inc. (a)(d)	14,190	134,379
Gulfport Energy Corp. (a)	61,924	2,535,788
Halcon Resources Corp. (a)(d)	102,301	726,337
Harvest Natural Resources, Inc. (a)(d)	33,266	179,969
Hess Corp.	277,626	18,462,129
HollyFrontier Corp.	189,781	10,665,692
Houston American Energy Corp. (a)(d)	36,485	8,392
Hyperdynamics Corp. (a)(d)	268,169	139,475
Isramco, Inc. (a)	123	12,138
James River Coal Co. (a)(d)	31,067	82,328
Kinder Morgan Holding Co. LLC	583,849	21,643,282
KiOR, Inc. Class A (a)(d)	14,609	80,496
Kodiak Oil & Gas Corp. (a)	306,801	2,730,529
Laredo Petroleum Holdings, Inc. (a)	29,519	505,956
Lucas Energy, Inc. (a)	9,400	12,032
Magellan Petroleum Corp. (a)	35,895	39,126
Magnum Hunter Resources Corp. (a)(d)	135,725	525,256
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	546
Marathon Oil Corp.	658,184	22,049,164
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	317,320	$ 26,299,482
Matador Resources Co. (d)	19,175	149,757
McMoRan Exploration Co. (a)	119,052	1,915,547
Midstates Petroleum Co., Inc.	20,651	154,056
Miller Energy Resources, Inc. (a)(d)	32,422	127,094
Murphy Oil Corp.	169,996	10,349,356
Newfield Exploration Co. (a)	125,514	2,901,884
Noble Energy, Inc.	166,064	18,404,873
Northern Oil & Gas, Inc. (a)(d)	45,133	618,773
Oasis Petroleum, Inc. (a)(d)	64,744	2,376,105
Occidental Petroleum Corp.	758,827	62,474,227
Pacific Ethanol, Inc. (a)(d)	128,037	49,294
Panhandle Royalty Co. Class A	6,335	172,565
PBF Energy, Inc. Class A	22,067	921,297
PDC Energy, Inc. (a)(d)	25,121	1,171,643
Peabody Energy Corp.	250,217	5,394,679
Penn Virginia Corp. (d)	41,256	167,912
Petroquest Energy, Inc. (a)(d)	70,948	272,440
Phillips 66	586,698	36,938,506
Pioneer Natural Resources Co.	113,759	14,312,020
Plains Exploration & Production Co. (a)	134,043	6,081,531
QEP Resources, Inc.	166,921	5,084,414
Quicksilver Resources, Inc. (a)(d)	93,566	174,033
Range Resources Corp. (d)	149,693	11,496,422
Recovery Energy, Inc. (a)(d)	8,026	14,848
Renewable Energy Group, Inc. (a)(d)	7,119	52,609
Rentech, Inc.	169,556	462,888
Resolute Energy Corp. (a)(d)	29,689	302,234
Rex American Resources Corp. (a)	3,020	69,762
Rex Energy Corp. (a)(d)	32,188	433,894
Rosetta Resources, Inc. (a)(d)	44,961	2,188,701
Royale Energy, Inc. (a)(d)	5,368	13,044
Sanchez Energy Corp. (a)(d)	7,390	136,789
SandRidge Energy, Inc. (a)(d)	334,445	1,906,337
Saratoga Resources, Inc. (a)	16,554	49,828
SemGroup Corp. Class A (a)	56,834	2,619,479
SM Energy Co. (d)	62,332	3,607,776
Solazyme, Inc. (a)(d)	23,891	208,568
Southwestern Energy Co. (a)	327,623	11,227,640
Spectra Energy Corp.	611,633	17,761,822
Stone Energy Corp. (a)(d)	41,697	852,704
Swift Energy Co. (a)(d)	29,835	403,369
Synergy Resources Corp. (a)(d)	26,560	176,093
Syntroleum Corp. (a)	150,374	68,420
Targa Resources Corp.	22,682	1,383,602
Teekay Corp.	34,398	1,193,611
Tengasco, Inc. (a)	12,601	8,436
Tesoro Corp.	129,036	7,256,985
The Williams Companies, Inc.	627,283	21,772,993
Ultra Petroleum Corp. (a)(d)	143,182	2,442,685
Uranium Energy Corp. (a)(d)	54,945	126,923

	Shares	Value
Uranium Resources, Inc. (a)(d)	26,282	$ 70,961
US Energy Corp. (a)	13,579	23,763
USEC, Inc. (a)(d)	83,065	39,871
VAALCO Energy, Inc. (a)(d)	68,248	553,491
Valero Energy Corp.	516,190	23,533,102
Verenium Corp. (a)	522	1,274
W&T Offshore, Inc.	37,319	554,560
Warren Resources, Inc. (a)(d)	48,923	128,178
Western Refining, Inc.	53,248	1,911,071
Westmoreland Coal Co. (a)	10,233	107,447
Whiting Petroleum Corp. (a)	109,106	5,313,462
World Fuel Services Corp.	70,210	2,670,086
WPX Energy, Inc. (a)(d)	177,241	2,515,050
ZaZa Energy Corp. (a)(d)	19,430	30,894
Zion Oil & Gas, Inc. (a)(d)	13,122	15,746
		1,274,179,731
TOTAL ENERGY		1,606,396,650
FINANCIALS - 17.0%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	48,529	7,096,396
Ameriprise Financial, Inc.	193,199	13,259,247
Arlington Asset Investment Corp.	9,211	237,644
Artio Global Investors, Inc. Class A	48,721	132,521
Bank of New York Mellon Corp.	1,100,094	29,856,551
BGC Partners, Inc. Class A	92,324	394,223
BlackRock, Inc. Class A	116,972	28,044,037
Calamos Asset Management, Inc. Class A	22,184	248,017
Charles Schwab Corp.	1,009,176	16,389,018
CIFI Corp. (a)	3,896	32,960
Cohen & Steers, Inc.	17,375	572,854
Cowen Group, Inc. Class A (a)	80,174	209,254
Diamond Hill Investment Group, Inc.	1,102	82,672
Duff & Phelps Corp. Class A	22,401	348,112
E*TRADE Financial Corp. (a)	224,502	2,404,416
Eaton Vance Corp. (non-vtg.) (d)	104,783	4,001,663
Epoch Holding Corp.	13,351	373,160
Evercore Partners, Inc. Class A	25,847	1,051,973
FBR Capital Markets Corp. (a)	11,471	202,578
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,868,885
Financial Engines, Inc.	37,117	1,212,984
Franklin Resources, Inc.	129,776	18,330,860
FXCM, Inc. Class A (d)	51,378	675,621
GAMCO Investors, Inc. Class A	6,083	325,441
GFI Group, Inc.	69,449	243,766
Gleacher & Co., Inc. (a)	36,175	21,235
Goldman Sachs Group, Inc.	412,530	61,780,493
Greenhill & Co., Inc.	23,725	1,442,006
HFF, Inc.	24,812	455,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
ICG Group, Inc. (a)	32,808	$ 427,488
Institutional Financial Markets, Inc.	6,881	18,923
INTL FCStone, Inc. (a)(d)	15,053	268,546
Invesco Ltd.	400,700	10,734,753
Investment Technology Group, Inc. (a)	55,680	674,285
Janus Capital Group, Inc. (d)	187,399	1,735,315
JMP Group, Inc.	11,989	71,335
Knight Capital Group, Inc. Class A (a)	70,305	260,129
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	55,406
Legg Mason, Inc.	149,276	4,254,366
LPL Financial	55,040	1,735,411
Manning & Napier, Inc.	3,941	58,879
Medallion Financial Corp.	4,309	56,017
Morgan Stanley	1,286,946	29,020,632
Northern Trust Corp.	199,951	10,631,395
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	129,352
Piper Jaffray Companies (a)(d)	20,940	807,656
Pzena Investment Management, Inc.	4,972	31,274
Raymond James Financial, Inc.	100,886	4,426,878
Safeguard Scientifics, Inc. (a)(d)	26,745	404,919
SEI Investments Co.	130,771	3,696,896
State Street Corp.	433,197	24,514,618
Stifel Financial Corp. (a)(d)	43,239	1,493,475
SWS Group, Inc. (a)	24,189	155,051
T. Rowe Price Group, Inc.	236,667	16,848,324
TD Ameritrade Holding Corp. (d)	223,704	4,252,613
Teton Advisors, Inc. (a)	106	2,014
U.S. Global Investments, Inc. Class A	7,637	29,021
Virtus Investment Partners, Inc. (a)(d)	4,798	806,112
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,873,246
Walter Investment Management Corp. (a)	33,105	1,520,182
Westwood Holdings Group, Inc.	3,640	150,514
WisdomTree Investments, Inc. (a)	96,770	880,607
		314,319,767
Commercial Banks - 3.0%
1st Source Corp.	8,597	202,545
1st United Bancorp, Inc.	20,464	124,421
Access National Corp.	1,270	20,206
ACNB Corp.	3,789	62,746
Alliance Financial Corp.	5,029	223,539
American National Bankshares, Inc.	2,748	55,592
Ameris Bancorp (a)	34,183	474,460
Ames National Corp.	1,209	25,026
Arrow Financial Corp.	15,508	375,914
Associated Banc-Corp.	148,936	2,143,189
BancFirst Corp.	10,611	424,864
Bancorp, Inc., Delaware (a)	28,595	365,158
BancorpSouth, Inc.	84,413	1,291,519

	Shares	Value
Bank of Hawaii Corp.	64,151	$ 3,104,267
Bank of Kentucky Financial Corp.	1,699	45,397
Bank of Marin Bancorp	2,794	105,026
Bank of the Ozarks, Inc. (d)	37,486	1,439,088
BankUnited, Inc.	48,423	1,373,276
Banner Bank	13,068	388,250
Bar Harbor Bankshares	2,686	95,756
BB&T Corp.	654,452	19,869,163
BBCN Bancorp, Inc.	67,581	836,653
BCB Bancorp, Inc.	2,814	26,958
BOK Financial Corp.	38,531	2,289,897
Boston Private Financial Holdings, Inc.	63,942	583,790
Bridge Bancorp, Inc.	540	11,372
Bridge Capital Holdings (a)	1,107	16,849
Bryn Mawr Bank Corp.	9,420	216,095
BSB Bancorp, Inc. (a)	6,958	91,846
C & F Financial Corp.	573	22,891
Camden National Corp.	1,850	62,697
Capital Bank Financial Corp. Series A	10,674	197,469
Capital City Bank Group, Inc. (a)(d)	7,146	81,822
CapitalSource, Inc.	188,339	1,695,051
Cardinal Financial Corp.	22,155	352,929
Cascade Bancorp (a)(d)	4,186	25,242
Cathay General Bancorp	74,072	1,443,663
Center Bancorp, Inc.	6,904	85,610
Centerstate Banks of Florida, Inc.	6,387	54,098
Central Pacific Financial Corp. (a)(d)	26,089	404,119
Century Bancorp, Inc. Class A (non-vtg.)	686	22,638
Chemical Financial Corp.	26,904	658,879
CIT Group, Inc. (a)	188,005	7,869,889
Citizens & Northern Corp.	8,777	171,152
Citizens Republic Bancorp, Inc. (a)	39,789	819,653
City Holding Co. (d)	22,173	840,800
City National Corp. (d)	45,217	2,568,778
CNB Financial Corp., Pennsylvania	7,083	119,349
CoBiz, Inc.	39,972	331,368
Columbia Banking Systems, Inc. (d)	29,815	596,300
Comerica, Inc.	181,563	6,242,136
Commerce Bancshares, Inc.	76,716	2,922,112
Community Bank System, Inc.	29,335	846,901
Community Trust Bancorp, Inc.	13,652	465,943
CU Bancorp (a)	6,814	83,812
Cullen/Frost Bankers, Inc.	71,142	4,308,360
CVB Financial Corp. (d)	84,778	898,647
Eagle Bancorp, Inc., Maryland (a)(d)	16,194	351,410
East West Bancorp, Inc.	172,545	4,244,607
Eastern Virginia Bankshares, Inc. (a)	821	5,492
Enterprise Bancorp, Inc.	803	12,760
Enterprise Financial Services Corp.	12,168	170,109
Farmers National Banc Corp.	14,652	91,575
Fidelity Southern Corp.	3,363	37,329
Fifth Third Bancorp	855,912	13,557,646
Financial Institutions, Inc.	12,700	253,111
First Bancorp, North Carolina	9,193	122,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, Puerto Rico (a)(d)	46,129	$ 252,326
First Busey Corp. (d)	50,381	226,715
First California Financial Group, Inc. (a)	10,516	84,549
First Citizen Bancshares, Inc.	5,973	1,072,452
First Commonwealth Financial Corp.	74,665	542,815
First Community Bancshares, Inc.	8,561	133,723
First Connecticut Bancorp, Inc.	11,897	170,246
First Financial Bancorp, Ohio	41,951	643,109
First Financial Bankshares, Inc. (d)	43,848	1,955,621
First Financial Corp., Indiana	8,837	271,738
First Financial Service Corp. (a)	2,521	8,092
First Horizon National Corp.	203,894	2,167,393
First Interstate Bancsystem, Inc.	19,621	358,476
First M&F Corp.	2,170	29,751
First Merchants Corp.	25,012	371,928
First Midwest Bancorp, Inc., Delaware	83,782	1,047,275
First Niagara Financial Group, Inc.	297,749	2,435,587
First of Long Island Corp.	1,768	50,512
First Republic Bank	67,611	2,464,421
First United Corp. (a)	3,018	24,204
FirstMerit Corp. (d)	97,649	1,476,453
FNB Corp., Pennsylvania	105,430	1,197,685
FNB United Corp. (a)	6,555	66,599
Fulton Financial Corp. (d)	187,360	2,126,536
German American Bancorp, Inc.	4,623	100,596
Glacier Bancorp, Inc.	63,024	1,099,139
Great Southern Bancorp, Inc.	6,815	163,628
Guaranty Bancorp (a)	13,950	28,179
Hampton Roads Bankshares, Inc. (a)(d)	89,921	118,696
Hancock Holding Co.	79,232	2,392,806
Hanmi Financial Corp. (a)	26,311	447,024
Hawthorn Bancshares, Inc.	1,439	14,606
Heartland Financial USA, Inc.	8,878	208,988
Heritage Commerce Corp. (a)	14,712	99,453
Heritage Financial Corp., Washington	12,768	176,837
Heritage Oaks Bancorp (a)	3,340	18,771
Home Bancshares, Inc.	25,101	849,669
HomeTrust Bancshares, Inc. (d)	20,129	310,993
Horizon Bancorp Industries	706	14,318
Hudson Valley Holding Corp.	14,551	220,884
Huntington Bancshares, Inc.	815,715	5,734,476
IBERIABANK Corp. (d)	26,893	1,350,029
Independent Bank Corp. (a)	1,144	6,761
Independent Bank Corp., Massachusetts (d)	25,945	822,197
International Bancshares Corp. (d)	64,813	1,312,463
Intervest Bancshares Corp. Class A (a)	6,160	33,449
Investors Bancorp, Inc.	53,522	945,734
KeyCorp	879,084	8,254,599
Lakeland Bancorp, Inc.	23,579	226,594
Lakeland Financial Corp.	13,545	334,832

	Shares	Value
M&T Bank Corp.	113,824	$ 11,620,292
Macatawa Bank Corp. (a)(d)	22,839	111,683
MainSource Financial Group, Inc.	13,271	185,794
MB Financial, Inc.	47,874	1,135,093
MBT Financial Corp. (a)	1,548	5,619
Merchants Bancshares, Inc.	5,246	151,295
Metro Bancorp, Inc. (a)	11,557	192,424
Metrocorp Bancshares, Inc. (a)	6,201	64,118
Midsouth Bancorp, Inc.	5,240	80,015
National Bank Holdings Corp.	12,034	217,695
National Bankshares, Inc.	5,803	195,793
National Penn Bancshares, Inc. (d)	120,787	1,183,713
NBT Bancorp, Inc.	33,888	693,348
NewBridge Bancorp (a)	7,211	42,401
North Valley Bancorp (a)	849	14,408
Northrim Bancorp, Inc.	2,935	63,807
Old National Bancorp, Indiana	98,018	1,323,243
Old Second Bancorp, Inc. (a)(d)	18,605	63,257
OmniAmerican Bancorp, Inc. (a)	6,877	179,215
Oriental Financial Group, Inc. (d)	40,168	614,972
Orrstown Financial Services, Inc. (a)	5,669	80,216
Pacific Continental Corp.	3,048	32,400
Pacific Mercantile Bancorp (a)	9,641	57,460
Pacific Premier Bancorp, Inc. (a)	35	419
PacWest Bancorp (d)	32,508	888,444
Park National Corp. (d)	11,650	768,667
Park Sterling Corp. (a)	28,617	162,545
Penns Woods Bancorp, Inc. (d)	1,028	41,603
Peoples Bancorp, Inc.	3,334	72,248
Peoples Financial Corp., Mississippi	2,667	32,057
Pinnacle Financial Partners, Inc. (a)(d)	30,086	653,167
PNC Financial Services Group, Inc.	496,403	30,970,583
Popular, Inc. (a)	112,654	3,145,300
Preferred Bank, Los Angeles (a)	1,131	18,232
Premier Financial Bancorp, Inc.	115	1,340
PrivateBancorp, Inc.	92,031	1,648,275
Prosperity Bancshares, Inc. (d)	49,088	2,264,920
Regions Financial Corp.	1,378,520	10,545,678
Renasant Corp. (d)	22,516	495,577
Republic Bancorp, Inc., Kentucky Class A	18,205	393,956
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,861
S&T Bancorp, Inc.	32,238	582,218
S.Y. Bancorp, Inc.	6,551	148,380
Sandy Spring Bancorp, Inc.	13,803	267,226
SCBT Financial Corp. (d)	10,493	499,677
Seacoast Banking Corp., Florida (a)	25,630	52,798
Shore Bancshares, Inc.	2,958	19,759
Sierra Bancorp	3,618	45,804
Signature Bank (a)(d)	42,555	3,160,560
Simmons First National Corp. Class A	10,951	275,308
Southside Bancshares, Inc.	12,735	272,147
Southwest Bancorp, Inc., Oklahoma (a)(d)	15,446	200,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
State Bank Financial Corp.	26,469	$ 420,857
StellarOne Corp.	11,962	184,095
Sterling Bancorp, New York	27,642	281,119
Sterling Financial Corp.	40,387	855,397
Suffolk Bancorp (a)	15,697	221,014
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	175,687
SunTrust Banks, Inc.	510,552	14,086,130
Susquehanna Bancshares, Inc. (d)	163,794	1,904,924
SVB Financial Group (a)	38,629	2,590,461
Synovus Financial Corp. (d)	1,042,950	2,649,093
Taylor Capital Group, Inc. (a)(d)	9,976	164,903
TCF Financial Corp.	168,588	2,316,399
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,879,978
The First Bancorp, Inc.	2,896	50,188
Tompkins Financial Corp.	6,518	270,041
TowneBank (d)	18,594	270,357
Trico Bancshares	12,062	205,657
Trustmark Corp.	94,171	2,156,516
U.S. Bancorp	1,760,333	59,816,115
UMB Financial Corp.	29,731	1,355,436
Umpqua Holdings Corp. (d)	89,344	1,121,267
Union/First Market Bankshares Corp.	16,413	297,896
United Bankshares, Inc., West Virginia (d)	35,646	926,796
United Community Banks, Inc., Georgia (a)	43,617	469,755
Univest Corp. of Pennsylvania	10,023	166,282
Valley National Bancorp (d)	184,448	1,850,013
Virginia Commerce Bancorp, Inc. (a)	37,552	509,205
Washington Banking Co., Oak Harbor	5,615	77,150
Washington Trust Bancorp, Inc.	15,489	409,529
Webster Financial Corp.	85,199	1,876,082
Wells Fargo & Co.	4,595,089	161,195,722
WesBanco, Inc.	21,334	499,002
West Bancorp., Inc.	1,202	13,306
West Coast Bancorp	13,663	321,081
Westamerica Bancorp.	22,409	991,598
Western Alliance Bancorp. (a)(d)	61,889	823,124
Wilshire Bancorp, Inc. (a)	41,540	243,840
Wintrust Financial Corp. (d)	33,573	1,225,415
Zions Bancorporation	180,863	4,366,033
		478,962,888
Consumer Finance - 0.8%
American Express Co.	908,418	56,458,179
Asset Acceptance Capital Corp. (a)	10,832	57,085
Asta Funding, Inc.	4,468	42,982
Atlanticus Holdings Corp. (a)(d)	35,598	115,338
Capital One Financial Corp.	541,201	27,617,487
Cash America International, Inc. (d)	23,667	1,198,497
Consumer Portfolio Services, Inc. (a)(d)	2,464	20,328
Credit Acceptance Corp. (a)	9,077	1,003,281

	Shares	Value
DFC Global Corp. (a)(d)	43,285	$ 808,564
Discover Financial Services	473,884	18,258,751
Encore Capital Group, Inc. (a)(d)	16,160	477,528
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	1,000,002
First Cash Financial Services, Inc. (a)(d)	28,920	1,530,157
First Marblehead Corp. (a)(d)	51,880	45,551
Green Dot Corp. Class A (a)	44,284	620,862
Imperial Holdings, Inc. (a)(d)	16,708	66,832
Nelnet, Inc. Class A	22,213	737,027
Netspend Holdings, Inc. (a)	44,711	708,669
Portfolio Recovery Associates, Inc. (a)(d)	16,868	1,972,291
SLM Corp.	416,481	7,900,645
World Acceptance Corp. (a)(d)	15,268	1,201,592
		121,841,648
Diversified Financial Services - 3.0%
Bank of America Corp.	10,096,598	113,384,796
CBOE Holdings, Inc.	75,768	2,721,587
Citigroup, Inc.	2,746,452	115,268,590
CME Group, Inc.	287,473	17,196,635
Gain Capital Holdings, Inc.	15,735	69,863
Interactive Brokers Group, Inc.	35,966	529,060
IntercontinentalExchange, Inc. (a)(d)	65,579	10,152,941
JPMorgan Chase & Co.	3,552,220	173,774,602
Leucadia National Corp. (d)	274,854	7,393,573
Life Partners Holdings, Inc. (d)	18,668	74,299
MarketAxess Holdings, Inc. (d)	38,326	1,497,014
Marlin Business Services Corp.	13,319	252,395
McGraw-Hill Companies, Inc.	257,711	11,996,447
MicroFinancial, Inc.	86	634
Moody's Corp. (d)	180,684	8,683,673
MSCI, Inc. Class A (a)(d)	121,379	4,021,286
NewStar Financial, Inc. (a)(d)	27,065	366,189
NYSE Euronext	235,811	8,791,034
PHH Corp. (a)(d)	45,131	948,202
PICO Holdings, Inc. (a)(d)	18,345	394,601
Resource America, Inc. Class A	2,362	21,045
The NASDAQ Stock Market, Inc.	124,702	3,948,065
Vector Capital Corp. rights (a)	4,280	0
		481,486,531
Insurance - 4.2%
ACE Ltd.	311,412	26,591,471
AFLAC, Inc.	437,110	21,833,645
Alleghany Corp.	16,625	6,282,089
Allied World Assurance Co. Holdings Ltd.	33,827	2,970,349
Allstate Corp.	443,988	20,432,328
American Equity Investment Life Holding Co. (d)	51,311	712,197
American Financial Group, Inc.	76,865	3,378,985
American International Group, Inc. (a)	1,380,642	52,478,202
American National Insurance Co.	11,975	962,431
American Safety Insurance Group Ltd. (a)	2,651	61,053
Amerisafe, Inc. (d)	28,834	940,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc. (d)	26,184	$ 870,618
Aon PLC	293,587	17,935,230
Arch Capital Group Ltd. (a)(d)	122,181	6,001,531
Argo Group International Holdings, Ltd.	29,792	1,131,500
Arthur J. Gallagher & Co.	116,853	4,496,503
Aspen Insurance Holdings Ltd.	68,795	2,466,989
Assurant, Inc.	95,115	3,993,879
Assured Guaranty Ltd.	183,926	3,433,898
Axis Capital Holdings Ltd.	106,761	4,348,376
Baldwin & Lyons, Inc. Class B	5,084	118,406
Berkshire Hathaway, Inc. Class B (a)	1,707,202	174,407,756
Brown & Brown, Inc.	116,705	3,501,150
Cincinnati Financial Corp.	161,273	7,258,898
Citizens, Inc. Class A (a)(d)	31,937	293,501
CNA Financial Corp.	51,802	1,633,835
CNO Financial Group, Inc.	187,983	2,056,534
Crawford & Co. Class B	10,464	86,433
Donegal Group, Inc. Class A	4,528	65,294
Eastern Insurance Holdings, Inc.	901	16,777
eHealth, Inc. (a)	26,343	409,107
EMC Insurance Group	5,816	149,704
Employers Holdings, Inc.	36,335	763,398
Endurance Specialty Holdings Ltd. (d)	33,058	1,455,874
Enstar Group Ltd. (a)	9,122	1,143,351
Erie Indemnity Co. Class A	24,672	1,805,990
Everest Re Group Ltd.	47,316	5,896,047
FBL Financial Group, Inc. Class A	12,986	471,911
Federated National Holding Co.	1,278	7,272
Fidelity National Financial, Inc. Class A	187,810	4,683,981
First Acceptance Corp. (a)	4,055	4,663
First American Financial Corp.	99,791	2,423,923
Fortegra Financial Corp. (a)	10,670	96,564
Genworth Financial, Inc. Class A (a)	453,375	3,871,823
Global Indemnity PLC (a)	13,709	316,678
Greenlight Capital Re, Ltd. (a)(d)	17,063	409,171
Hallmark Financial Services, Inc. (a)	10,337	93,653
Hanover Insurance Group, Inc.	48,173	2,056,024
Hartford Financial Services Group, Inc. (d)	404,630	9,553,314
HCC Insurance Holdings, Inc.	77,118	3,084,720
Health Insurance Innovations	4,900	61,201
Hilltop Holdings, Inc. (a)(d)	54,392	698,393
Homeowners Choice, Inc. (d)	3,589	72,354
Horace Mann Educators Corp.	37,921	775,864
Independence Holding Co.	16,014	151,973
Infinity Property & Casualty Corp.	13,372	751,373
Investors Title Co.	1,086	71,600
Kansas City Life Insurance Co.	2,863	106,847
Kemper Corp.	45,013	1,424,211
Lincoln National Corp.	257,619	7,610,065
Loews Corp.	308,435	13,296,633

	Shares	Value
Maiden Holdings Ltd.	73,970	$ 745,618
Markel Corp. (a)	8,688	4,200,214
Marsh & McLennan Companies, Inc.	499,497	18,551,319
MBIA, Inc. (a)(d)	133,617	1,292,076
Meadowbrook Insurance Group, Inc.	46,791	328,941
Mercury General Corp.	32,057	1,246,056
MetLife, Inc.	1,021,419	36,199,089
Montpelier Re Holdings Ltd.	62,043	1,533,703
National Financial Partners Corp. (a)(d)	57,169	1,123,943
National Interstate Corp.	7,859	261,548
National Western Life Insurance Co. Class A (d)	2,078	338,423
Navigators Group, Inc. (a)	15,156	851,161
Old Republic International Corp.	205,421	2,467,106
OneBeacon Insurance Group Ltd.	20,572	275,048
PartnerRe Ltd.	55,220	4,927,833
Phoenix Companies, Inc. (a)	3,067	76,982
Platinum Underwriters Holdings Ltd.	32,909	1,740,228
Primerica, Inc.	38,359	1,207,158
Principal Financial Group, Inc.	266,275	8,416,953
ProAssurance Corp.	50,156	2,351,815
Progressive Corp. (d)	507,847	12,371,153
Protective Life Corp.	78,222	2,496,846
Prudential Financial, Inc.	429,423	23,863,036
Reinsurance Group of America, Inc.	67,866	3,902,295
RenaissanceRe Holdings Ltd.	38,496	3,366,090
RLI Corp.	13,036	898,702
Safety Insurance Group, Inc.	14,899	700,253
Selective Insurance Group, Inc.	42,720	950,093
StanCorp Financial Group, Inc. (d)	37,431	1,490,128
State Auto Financial Corp.	6,222	104,530
Stewart Information Services Corp. (d)	21,434	496,197
Symetra Financial Corp.	63,181	832,094
The Chubb Corp.	243,401	20,452,986
The Travelers Companies, Inc.	352,417	28,341,375
Torchmark Corp.	96,240	5,407,726
Tower Group, Inc.	56,423	1,052,289
United Fire Group, Inc.	20,054	492,927
Universal Insurance Holdings, Inc.	15,547	68,251
Unum Group	290,729	7,114,139
Validus Holdings Ltd.	96,782	3,448,343
W.R. Berkley Corp.	93,123	3,864,605
White Mountains Insurance Group Ltd.	5,736	3,240,840
XL Group PLC Class A	291,212	8,340,312
		655,908,529
Real Estate Investment Trusts - 3.6%
Acadia Realty Trust (SBI) (d)	43,554	1,172,474
AG Mortgage Investment Trust, Inc.	18,957	497,242
Agree Realty Corp.	17,794	499,478
Alexanders, Inc.	2,701	876,475
Alexandria Real Estate Equities, Inc.	58,761	4,180,258
American Assets Trust, Inc.	30,756	929,754
American Campus Communities, Inc.	100,126	4,525,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp. (d)	317,049	$ 10,056,794
American Capital Mortgage Investment Corp.	52,567	1,350,972
American Realty Capital Properties, Inc.	7,446	98,511
American Tower Corp.	369,121	28,643,790
Annaly Capital Management, Inc. (d)	903,030	13,987,935
Anworth Mortgage Asset Corp. (d)	251,516	1,534,248
Apartment Investment & Management Co. Class A	129,351	3,831,377
Apollo Commercial Real Estate Finance, Inc.	23,002	396,785
Apollo Residential Mortgage, Inc.	12,502	279,795
Arbor Realty Trust, Inc.	29,871	236,578
Ares Commercial Real Estate Corp.	17,618	300,035
Armour Residential REIT, Inc.	350,513	2,344,932
Ashford Hospitality Trust, Inc. (d)	69,895	822,664
Associated Estates Realty Corp. (d)	41,987	733,933
AvalonBay Communities, Inc.	106,629	13,310,498
BioMed Realty Trust, Inc. (d)	156,049	3,295,755
Boston Properties, Inc.	141,720	14,721,874
Brandywine Realty Trust (SBI) (d)	117,771	1,619,351
BRE Properties, Inc.	68,958	3,352,048
BRT Realty Trust (a)	5,568	41,259
Camden Property Trust (SBI)	76,966	5,321,429
Campus Crest Communities, Inc. (d)	32,807	411,400
Capital Trust, Inc. Class A	26,388	59,637
CapLease, Inc.	46,796	279,840
Capstead Mortgage Corp.	68,354	857,159
CBL & Associates Properties, Inc. (d)	132,387	3,010,480
Cedar Shopping Centers, Inc.	59,877	343,694
Chatham Lodging Trust	14,263	234,769
Chesapeake Lodging Trust	44,367	955,222
Chimera Investment Corp.	1,225,514	3,652,032
Colonial Properties Trust (SBI) (d)	73,570	1,586,169
Colony Financial, Inc.	46,259	1,024,637
CommonWealth REIT (d)	92,858	2,344,665
Coresite Realty Corp.	24,333	788,389
Corporate Office Properties Trust (SBI) (d)	70,447	1,822,464
Cousins Properties, Inc. (d)	110,370	1,072,796
Crexus Investment Corp.	67,523	898,731
CubeSmart (d)	102,102	1,504,983
CyrusOne, Inc.	16,200	345,222
Cys Investments, Inc. (d)	154,865	1,836,699
DCT Industrial Trust, Inc. (d)	235,284	1,708,162
DDR Corp.	287,291	4,961,516
DiamondRock Hospitality Co.	161,462	1,443,470
Digital Realty Trust, Inc.	112,771	7,553,402
Douglas Emmett, Inc. (d)	131,928	3,233,555
Duke Realty LP (d)	288,029	4,654,549
DuPont Fabros Technology, Inc. (d)	100,616	2,330,267
EastGroup Properties, Inc. (d)	24,180	1,373,666

	Shares	Value
Education Realty Trust, Inc.	93,993	$ 1,025,464
EPR Properties (d)	65,817	3,211,211
Equity Lifestyle Properties, Inc.	37,774	2,783,566
Equity One, Inc.	59,709	1,403,759
Equity Residential (SBI)	300,187	16,522,292
Essex Property Trust, Inc. (d)	31,185	4,646,253
Excel Trust, Inc. (d)	30,162	380,343
Extra Space Storage, Inc.	91,185	3,413,966
Federal Realty Investment Trust (SBI)	65,716	6,979,696
FelCor Lodging Trust, Inc. (a)	200,216	1,005,084
First Industrial Realty Trust, Inc. (d)	73,033	1,159,034
First Potomac Realty Trust (d)	52,713	744,835
Franklin Street Properties Corp. (d)	68,554	942,618
General Growth Properties, Inc. (d)	418,652	8,012,999
Getty Realty Corp. (d)	23,628	469,725
Gladstone Commercial Corp.	10,709	203,043
Glimcher Realty Trust (d)	117,715	1,325,471
Government Properties Income Trust (d)	38,181	1,010,269
Gramercy Capital Corp. (a)	85,386	326,175
Gyrodyne Co. of America, Inc.	302	22,475
Hatteras Financial Corp.	121,103	3,232,239
HCP, Inc.	421,332	20,594,708
Health Care REIT, Inc.	238,305	15,284,883
Healthcare Realty Trust, Inc. (d)	75,869	2,018,115
Healthcare Trust of America, Inc.	41,271	473,791
Hersha Hospitality Trust	166,640	934,850
Highwoods Properties, Inc. (SBI) (d)	58,977	2,152,661
Home Properties, Inc.	43,481	2,714,084
Hospitality Properties Trust (SBI) (d)	104,935	2,801,765
Host Hotels & Resorts, Inc.	659,203	10,988,914
Hudson Pacific Properties, Inc.	39,210	884,970
Inland Real Estate Corp.	58,987	569,814
Invesco Mortgage Capital, Inc. (d)	122,202	2,568,686
Investors Real Estate Trust (d)	69,850	664,274
iStar Financial, Inc. (a)	71,516	714,445
JAVELIN Mortgage Investment Corp.	7,375	141,453
Kilroy Realty Corp.	69,106	3,646,033
Kimco Realty Corp. (d)	365,383	7,954,388
Kite Realty Group Trust	62,068	409,028
LaSalle Hotel Properties (SBI)	89,618	2,275,401
Lexington Corporate Properties Trust (d)	130,150	1,491,519
Liberty Property Trust (SBI) (d)	101,740	3,946,495
LTC Properties, Inc.	26,907	1,037,803
Mack-Cali Realty Corp. (d)	78,978	2,241,396
Medical Properties Trust, Inc.	109,056	1,583,493
MFA Financial, Inc.	335,157	2,976,194
MHI Hospitality Corp.	2,721	11,673
Mid-America Apartment Communities, Inc. (d)	43,592	3,027,028
Monmouth Real Estate Investment Corp. Class A	35,864	400,242
MPG Office Trust, Inc. (a)(d)	145,580	377,052
National Health Investors, Inc. (d)	21,683	1,405,058
National Retail Properties, Inc. (d)	95,841	3,301,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New York Mortgage Trust, Inc. (d)	42,080	$ 296,243
NorthStar Realty Finance Corp.	126,141	1,128,962
Omega Healthcare Investors, Inc. (d)	98,005	2,743,160
One Liberty Properties, Inc.	11,261	244,589
Parkway Properties, Inc.	31,704	536,115
Pebblebrook Hotel Trust (d)	47,465	1,134,888
Pennsylvania Real Estate Investment Trust (SBI)	54,751	988,256
PennyMac Mortgage Investment Trust (d)	49,995	1,270,873
Piedmont Office Realty Trust, Inc. Class A (d)	148,914	2,927,649
Plum Creek Timber Co., Inc.	155,723	7,552,566
PMC Commercial Trust	8,500	59,585
Post Properties, Inc.	47,292	2,257,720
Potlatch Corp.	34,281	1,508,707
Power (REIT)	718	7,611
Prologis, Inc.	433,925	16,897,040
PS Business Parks, Inc.	16,465	1,218,245
Public Storage	135,985	20,562,292
RAIT Financial Trust	83,839	606,994
Ramco-Gershenson Properties Trust (SBI)	36,987	584,395
Rayonier, Inc. (d)	116,685	6,519,191
Realty Income Corp.	165,752	7,566,579
Redwood Trust, Inc.	89,769	1,818,720
Regency Centers Corp. (d)	90,033	4,670,912
Resource Capital Corp.	86,728	589,750
Retail Opportunity Investments Corp. (d)	70,350	908,219
Retail Properties America, Inc. (d)	28,399	420,305
RLJ Lodging Trust	96,663	2,067,622
Rouse Properties, Inc. (d)	17,327	287,801
Ryman Hospitality Properties, Inc. (d)	46,451	2,078,682
Sabra Health Care REIT, Inc. (d)	44,632	1,179,624
Saul Centers, Inc.	11,025	482,454
Select Income (REIT)	15,485	430,638
Senior Housing Properties Trust (SBI)	173,790	4,360,391
Silver Bay Realty Trust Corp. (d)	15,000	306,300
Simon Property Group, Inc.	289,740	46,028,096
SL Green Realty Corp. (d)	83,735	6,834,451
Sovran Self Storage, Inc.	24,309	1,478,960
Spirit Realty Capital, Inc. (d)	28,497	567,660
Stag Industrial, Inc. (d)	38,576	818,197
Starwood Property Trust, Inc.	118,310	3,306,765
Strategic Hotel & Resorts, Inc. (a)	334,781	2,437,206
Summit Hotel Properties, Inc.	38,502	369,619
Sun Communities, Inc.	36,167	1,682,851
Sunstone Hotel Investors, Inc. (a)	148,041	1,677,305
Supertel Hospitality, Inc., Maryland (a)	5,631	6,363
Tanger Factory Outlet Centers, Inc. (d)	79,590	2,808,731
Taubman Centers, Inc. (d)	52,569	4,033,094
Terreno Realty Corp.	12,136	217,234
The Geo Group, Inc.	66,308	2,290,278

	Shares	Value
The Macerich Co. (d)	126,640	$ 7,612,330
Two Harbors Investment Corp.	262,968	3,381,768
UDR, Inc. (d)	225,065	5,370,051
UMH Properties, Inc.	10,346	103,667
Universal Health Realty Income Trust (SBI) (d)	13,491	770,471
Urstadt Biddle Properties, Inc. Class A	26,585	561,741
Ventas, Inc.	276,442	19,566,565
Vornado Realty Trust	159,312	12,778,416
Washington (REIT) (SBI)	61,934	1,714,952
Weingarten Realty Investors (SBI)	108,015	3,310,660
Western Asset Mortgage Capital Corp.	17,996	386,734
Weyerhaeuser Co.	503,112	14,796,524
Whitestone REIT Class B	2,558	37,731
Winthrop Realty Trust	19,884	249,544
WP Carey, Inc. (d)	56,109	3,343,535
ZAIS Financial Corp. (d)	6,000	120,420
		572,536,966
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	43,253	1,523,803
American Spectrum Realty, Inc. (a)	1,984	3,789
AV Homes, Inc. (a)	12,051	181,006
CBRE Group, Inc. (a)	275,685	6,663,306
Consolidated-Tomoka Land Co. (d)	2,432	82,810
Forest City Enterprises, Inc. Class A (a)(d)	131,291	2,105,908
Forestar Group, Inc. (a)(d)	31,999	557,423
Howard Hughes Corp. (a)	24,658	1,893,488
Jones Lang LaSalle, Inc.	35,580	3,438,451
Kennedy-Wilson Holdings, Inc. (d)	35,815	575,547
Maui Land & Pineapple, Inc. (a)	31,310	125,866
Realogy Holdings Corp.	39,674	1,779,379
Tejon Ranch Co. (a)	11,342	332,321
The St. Joe Co. (a)(d)	111,664	2,490,107
Thomas Properties Group, Inc.	22,789	118,731
Transcontinental Realty Investors, Inc. (a)	20,697	106,797
Zillow, Inc. (a)(d)	16,135	693,160
ZipRealty, Inc. (a)	19,987	76,750
		22,748,642
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (d)	69,632	681,001
Bank Mutual Corp.	56,001	320,326
BankFinancial Corp.	19,300	154,014
BBX Capital Corp. (a)(d)	18,261	147,549
Beneficial Mutual Bancorp, Inc. (a)	37,525	359,865
Berkshire Hills Bancorp, Inc.	17,169	417,207
BofI Holding, Inc. (a)(d)	11,427	384,747
Brookline Bancorp, Inc., Delaware	86,924	791,008
Camco Financial Corp. (a)	347	1,270
Cape Bancorp, Inc.	2,611	23,734
Capitol Federal Financial, Inc.	173,299	2,050,127
CFS Bancorp, Inc.	688	5,270
Charter Financial Corp., Georgia	1,200	14,772
Chicopee Bancorp, Inc.	1,816	28,584
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Clifton Savings Bancorp, Inc. (d)	15,589	$ 176,156
Dime Community Bancshares, Inc.	51,879	737,201
Doral Financial Corp. (a)	159,443	90,803
ESB Financial Corp.	7,915	108,673
ESSA Bancorp, Inc.	4,298	47,493
EverBank Financial Corp.	16,362	247,066
Farmer Mac Class C (non-vtg.)	8,894	300,173
First Defiance Financial Corp.	6,145	138,385
First Financial Holdings, Inc.	12,257	244,650
First Financial Northwest, Inc. (a)	2,197	17,422
First PacTrust Bancorp, Inc. (d)	4,303	44,192
Flagstar Bancorp, Inc. (a)(d)	37,206	505,630
Flushing Financial Corp.	47,044	743,295
Fox Chase Bancorp, Inc.	14,307	239,213
Franklin Financial Corp./VA	16,347	291,957
HF Financial Corp.	2,735	36,758
Hingham Institution for Savings	1,505	105,290
Home Federal Bancorp, Inc.	9,753	112,160
HomeStreet, Inc.	7,892	197,142
Hudson City Bancorp, Inc.	532,335	4,535,494
IF Bancorp, Inc. (a)	3,112	46,711
Impac Mortgage Holdings, Inc. (a)(d)	5,393	60,941
Kearny Financial Corp.	2,196	21,938
Madison County Financial, Inc. (a)	4,682	75,006
Meridian Interstate Bancorp, Inc. (a)	750	13,568
MGIC Investment Corp. (a)(d)	156,364	465,965
NASB Financial, Inc. (a)	1,203	26,719
Nationstar Mortgage Holdings, Inc. (d)	18,397	708,836
New York Community Bancorp, Inc.	408,522	5,515,047
Northfield Bancorp, Inc.	13,855	157,670
Northwest Bancshares, Inc.	92,094	1,150,254
OceanFirst Financial Corp.	5,851	81,563
Ocwen Financial Corp. (a)	108,754	4,287,083
Oritani Financial Corp.	26,763	393,684
People's United Financial, Inc.	329,770	4,319,987
Peoples Federal Bancshares, Inc.	1,156	20,669
Poage Bankshares, Inc.	2,365	33,228
Provident Financial Holdings, Inc.	3,066	52,429
Provident Financial Services, Inc.	56,391	845,301
Provident New York Bancorp	44,223	397,123
PVF Capital Corp. (a)	11,916	44,447
Radian Group, Inc. (d)	110,991	977,831
Riverview Bancorp, Inc. (a)	6,875	15,263
Rockville Financial, Inc.	5,182	66,641
Security National Financial Corp. Class A	9,669	74,548
Simplicity Bancorp, Inc.	10,338	157,551
Territorial Bancorp, Inc.	13,244	308,850
TFS Financial Corp. (a)	149,374	1,569,921
Timberland Bancorp, Inc.	5,034	41,581
Tree.com, Inc.	3,275	57,083

	Shares	Value
Trustco Bank Corp., New York	73,043	$ 380,554
United Community Financial Corp., Ohio (a)	11,112	37,336
United Financial Bancorp, Inc.	9,158	136,912
ViewPoint Financial Group (d)	25,777	537,450
Walker & Dunlop, Inc. (a)	10,954	232,225
Washington Federal, Inc.	99,759	1,750,770
Westfield Financial, Inc.	28,907	225,186
WSFS Financial Corp.	10,396	493,810
		40,080,308
TOTAL FINANCIALS		2,687,885,279
HEALTH CARE - 11.8%
Biotechnology - 2.0%
Aastrom Biosciences, Inc. (a)	78,454	95,714
ACADIA Pharmaceuticals, Inc. (a)(d)	51,353	311,713
Achillion Pharmaceuticals, Inc. (a)(d)	52,411	424,529
Acorda Therapeutics, Inc. (a)	35,775	1,064,306
ADVENTRX Pharmaceuticals, Inc. (a)(d)	29,390	22,336
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	538,546
Affymax, Inc. (a)(d)	50,245	133,652
Agenus, Inc. (a)(d)	7,526	32,211
Alexion Pharmaceuticals, Inc. (a)	182,104	15,795,701
Alkermes PLC (a)(d)	133,044	2,888,385
Allos Therapeutics, Inc. rights	74,291	1
Alnylam Pharmaceuticals, Inc. (a)	51,923	1,230,056
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	520,001
Amgen, Inc.	719,672	65,785,218
Amicus Therapeutics, Inc. (a)(d)	25,384	68,029
Anacor Pharmaceuticals, Inc. (a)(d)	15,721	54,709
Anthera Pharmaceuticals, Inc. (a)(d)	45,190	27,566
Arena Pharmaceuticals, Inc. (a)(d)	201,800	1,693,102
ARIAD Pharmaceuticals, Inc. (a)(d)	169,376	3,561,977
ArQule, Inc. (a)(d)	65,290	160,613
Array Biopharma, Inc. (a)	101,050	393,085
Arrowhead Research Corp. (a)	3,000	6,450
Astex Pharmaceuticals, Inc. (a)	71,219	232,174
Athersys, Inc. (a)(d)	40,391	61,394
AVEO Pharmaceuticals, Inc. (a)	43,200	288,144
BioCryst Pharmaceuticals, Inc. (a)(d)	40,934	49,121
Biogen Idec, Inc. (a)	221,141	36,784,594
BioMarin Pharmaceutical, Inc. (a)(d)	116,539	6,755,766
BioMimetic Therapeutics, Inc. (a)	29,891	283,666
Biospecifics Technologies Corp. (a)(d)	1,441	22,624
Biota Pharmaceuticals, Inc.	5,848	23,334
BioTime, Inc. (a)(d)	32,076	135,040
Cardium Therapeutics, Inc. (a)(d)	185,107	31,116
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	11,638
Cel-Sci Corp. (a)(d)	283,400	75,044
Celgene Corp. (a)	397,861	41,051,298
Cell Therapeutics, Inc. (a)	40,400	54,136
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	77,285	$ 735,753
Celsion Corp. (a)(d)	34,856	33,810
Cepheid, Inc. (a)(d)	63,653	2,318,879
Chelsea Therapeutics International Ltd. (a)	75,408	119,145
ChemoCentryx, Inc. (d)	4,508	60,813
Cleveland Biolabs, Inc. (a)(d)	35,489	55,008
Clovis Oncology, Inc. (a)(d)	12,909	243,464
Codexis, Inc. (a)	21,294	44,079
Coronado Biosciences, Inc. (a)(d)	10,731	78,551
Cubist Pharmaceuticals, Inc. (a)	68,221	2,894,617
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	51,867	139,522
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	63,755
Cytokinetics, Inc. (d)	74,661	74,512
Cytori Therapeutics, Inc. (a)(d)	69,588	177,449
CytRx Corp. (a)(d)	25,756	54,088
DARA BioSciences, Inc. (a)(d)	8,510	8,595
Dendreon Corp. (a)(d)	131,169	759,469
Discovery Laboratories, Inc. (a)	38,893	95,677
Durata Therapeutics, Inc. (d)	7,156	61,184
Dyax Corp. (a)(d)	62,562	200,824
Dynavax Technologies Corp. (a)(d)	164,055	334,672
Emergent BioSolutions, Inc. (a)	18,513	286,766
EntreMed, Inc. (a)	289	853
Enzon Pharmaceuticals, Inc. (d)	43,430	183,709
Exact Sciences Corp. (a)(d)	55,499	592,729
Exelixis, Inc. (a)(d)	160,939	733,882
Galena Biopharma, Inc. (a)(d)	57,499	109,823
Genomic Health, Inc. (a)(d)	14,126	404,710
GenVec, Inc. (a)	8,140	13,594
Geron Corp. (a)(d)	128,101	187,027
Gilead Sciences, Inc. (a)	1,419,039	60,607,156
GTx, Inc. (a)(d)	19,627	89,303
Halozyme Therapeutics, Inc. (a)(d)	76,082	415,408
Hemispherx Biopharma, Inc. (a)	130,774	28,770
Hyperion Therapeutics, Inc.	5,781	105,445
iBio, Inc. (a)(d)	40,361	25,629
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	362,502
Idera Pharmaceuticals, Inc. (a)	7,737	5,571
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	106,484
ImmunoGen, Inc. (a)(d)	69,033	1,047,231
Immunomedics, Inc. (a)(d)	54,782	125,999
Incyte Corp. (a)(d)	120,183	2,668,063
Infinity Pharmaceuticals, Inc. (a)(d)	35,540	1,467,447
Inovio Pharmaceuticals, Inc. (a)(d)	88,089	60,781
Insmed, Inc. (a)(d)	12,114	74,622
Intercept Pharmaceuticals, Inc.	4,951	193,188
InterMune, Inc. (a)	73,941	655,857
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,886	1,132,978

	Shares	Value
Isis Pharmaceuticals, Inc. (a)(d)	87,255	$ 1,282,649
IsoRay, Inc. (a)	31,040	16,420
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	424,907
KYTHERA Biopharmaceuticals, Inc.	4,269	111,250
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	950,224
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	344,148
Lpath, Inc. (a)	7,871	33,373
MannKind Corp. (a)(d)	137,962	353,183
Maxygen, Inc.	47,150	115,046
Medgenics, Inc. (a)	4,479	22,395
Medivation, Inc. (a)(d)	72,462	3,560,783
Merrimack Pharmaceuticals, Inc.	9,271	59,334
Metabolix, Inc. (a)(d)	41,636	101,175
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	548,279
Myriad Genetics, Inc. (a)	72,302	1,837,917
Nanosphere, Inc. (a)(d)	36,229	70,647
Neuralstem, Inc. (a)(d)	54,208	57,460
Neurocrine Biosciences, Inc. (a)	50,654	535,919
NewLink Genetics Corp. (a)(d)	12,482	146,913
Novavax, Inc. (a)	79,584	144,843
NPS Pharmaceuticals, Inc. (a)	67,196	536,224
OncoGenex Pharmaceuticals, Inc. (a)	10,565	125,618
Oncothyreon, Inc. (a)(d)	43,661	90,378
Onyx Pharmaceuticals, Inc. (a)(d)	66,929	5,040,423
Opexa Therapeutics, Inc. (a)(d)	5,726	10,994
Opko Health, Inc. (a)(d)	116,016	805,151
Orexigen Therapeutics, Inc. (a)	56,897	339,106
Osiris Therapeutics, Inc. (a)(d)	18,170	119,559
OXiGENE, Inc. (a)	561	2,311
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	7,690
Palatin Technologies, Inc. (a)	9,275	5,657
PDL BioPharma, Inc. (d)	108,271	773,055
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	110,373
Pharmacyclics, Inc. (a)(d)	52,344	4,594,756
PharmAthene, Inc. (a)(d)	51,372	66,784
Progenics Pharmaceuticals, Inc. (a)	25,311	66,821
Puma Biotechnology, Inc. (d)	7,873	202,415
Raptor Pharmaceutical Corp. (a)(d)	28,926	143,762
Regeneron Pharmaceuticals, Inc. (a)(d)	70,954	11,849,318
Regulus Therapeutics, Inc. (d)	11,075	57,036
Repligen Corp. (a)(d)	22,058	137,421
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	13,950
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	507,226
Sangamo Biosciences, Inc. (a)(d)	44,798	456,492
Sarepta Therapeutics, Inc. (a)(d)	28,140	823,658
Savient Pharmaceuticals, Inc. (a)(d)	88,045	82,762
Seattle Genetics, Inc. (a)(d)	102,878	2,894,987
SIGA Technologies, Inc. (a)(d)	72,968	312,303
Spectrum Pharmaceuticals, Inc. (d)	41,659	474,913
StemCells, Inc. (a)(d)	19,840	33,926
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	170,396
Synageva BioPharma Corp. (a)(d)	8,009	400,210
Synergy Pharmaceuticals, Inc. (a)(d)	58,693	321,051
Synta Pharmaceuticals Corp. (a)	35,423	304,284
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synthetic Biologics, Inc. (a)(d)	46,314	$ 79,660
Targacept, Inc. (a)(d)	18,977	82,170
Telik, Inc. (a)	380	616
Theravance, Inc. (a)(d)	59,496	1,207,174
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	175,116
Tranzyme, Inc. (a)	10,681	5,652
Trius Therapeutics, Inc. (a)(d)	26,469	138,962
Trovagene, Inc. (a)(d)	4,592	28,241
United Therapeutics Corp. (a)(d)	48,248	2,885,713
Vanda Pharmaceuticals, Inc. (a)	44,094	165,793
Verastem, Inc. (a)	2,425	22,844
Vertex Pharmaceuticals, Inc. (a)(d)	205,323	9,613,223
Vical, Inc. (a)(d)	65,666	210,131
XOMA Corp. (a)(d)	72,501	196,478
Zalicus, Inc. (a)(d)	104,856	68,366
ZIOPHARM Oncology, Inc. (a)(d)	79,220	350,945
		318,735,341
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (d)	23,291	988,004
Abbott Laboratories	1,474,067	49,808,724
Abiomed, Inc. (a)(d)	36,354	583,118
Accuray, Inc. (a)(d)	37,835	161,555
Alere, Inc. (a)	62,700	1,427,052
Align Technology, Inc. (a)(d)	70,000	2,200,800
Alphatec Holdings, Inc. (a)	36,801	59,986
Analogic Corp. (d)	12,756	946,368
Angiodynamics, Inc. (a)(d)	26,377	326,811
Anika Therapeutics, Inc. (a)	9,287	115,623
Antares Pharma, Inc. (a)(d)	97,369	334,949
ArthroCare Corp. (a)	20,678	722,076
Atossa Genetics, Inc.	789	5,050
Atricure, Inc. (a)	12,717	112,927
Atrion Corp.	1,172	229,993
Bacterin International Holdings, Inc. (a)(d)	9,747	8,821
Baxter International, Inc.	518,087	35,022,681
Becton, Dickinson & Co.	183,162	16,129,246
BioLase Technology, Inc. (d)	30,401	109,748
Boston Scientific Corp. (a)	1,371,433	10,134,890
BSD Medical Corp. (a)(d)	46,363	61,199
C.R. Bard, Inc.	78,513	7,761,010
Cantel Medical Corp.	32,623	1,015,554
Cardica, Inc. (a)	23,778	27,582
Cardiovascular Systems, Inc. (a)(d)	12,870	203,475
CareFusion Corp. (a)	200,931	6,578,481
Cerus Corp. (a)(d)	50,032	164,605
Conceptus, Inc. (a)(d)	26,951	601,816
CONMED Corp.	19,521	607,298
Covidien PLC	443,714	28,206,899
Cryolife, Inc.	20,961	128,491
Cutera, Inc. (a)	15,449	199,292

	Shares	Value
Cyberonics, Inc. (a)(d)	26,017	$ 1,190,278
Cynosure, Inc. Class A (a)	12,701	359,819
Delcath Systems, Inc. (a)(d)	119,898	185,842
DENTSPLY International, Inc.	147,347	6,103,113
Derma Sciences, Inc. (a)(d)	7,901	97,419
DexCom, Inc. (a)(d)	65,323	975,272
DynaVox, Inc. Class A (a)	5,368	2,460
Edwards Lifesciences Corp. (a)(d)	106,727	9,171,051
Endologix, Inc. (a)(d)	46,783	704,552
EnteroMedics, Inc. (a)	21,626	18,153
ERBA Diagnostics, Inc. (a)	3,094	2,321
Exactech, Inc. (a)	3,102	57,108
Fonar Corp. (a)	719	3,875
Genmark Diagnostics, Inc. (a)(d)	17,233	179,740
Globus Medical, Inc. (d)	7,896	114,097
Greatbatch, Inc. (a)	22,320	604,202
Haemonetics Corp. (a)(d)	43,426	1,791,323
Hansen Medical, Inc. (a)(d)	48,696	104,209
Hill-Rom Holdings, Inc.	51,670	1,693,743
Hologic, Inc. (a)(d)	247,079	5,393,735
ICU Medical, Inc. (a)(d)	17,344	984,445
IDEXX Laboratories, Inc. (a)(d)	50,000	4,606,000
Insulet Corp. (a)(d)	55,000	1,241,350
Integra LifeSciences Holdings Corp. (a)(d)	14,197	578,386
Intuitive Surgical, Inc. (a)	37,346	19,042,352
Invacare Corp.	28,414	412,287
Kewaunee Scientific Corp.	1,376	17,998
LeMaitre Vascular, Inc.	3,845	23,455
Mako Surgical Corp. (a)(d)	32,106	410,636
Masimo Corp. (d)	62,689	1,244,377
Medical Action Industries, Inc. (a)	12,909	76,421
Medtronic, Inc.	949,634	42,695,545
MELA Sciences, Inc. (a)(d)	40,114	59,770
Meridian Bioscience, Inc. (d)	35,455	751,646
Merit Medical Systems, Inc. (a)	29,543	352,153
Misonix, Inc. (a)	2,579	14,700
Natus Medical, Inc. (a)	24,629	312,788
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	351,349
Neogen Corp. (a)	25,237	1,181,596
NuVasive, Inc. (a)(d)	44,714	830,339
NxStage Medical, Inc. (a)(d)	42,830	480,553
OraSure Technologies, Inc. (a)(d)	46,551	258,824
Orthofix International NV (a)	16,427	612,070
Palomar Medical Technologies, Inc. (a)	15,820	174,653
PhotoMedex, Inc. (a)(d)	6,551	96,627
Quidel Corp. (a)(d)	35,813	847,694
ResMed, Inc. (d)	155,104	6,900,577
Retractable Technologies, Inc. (a)	5,248	5,169
Rochester Medical Corp. (a)	2,100	30,996
Rockwell Medical Technologies, Inc. (a)(d)	7,369	32,497
RTI Biologics, Inc. (a)	29,474	106,991
Sirona Dental Systems, Inc. (a)	48,806	3,466,202
Solta Medical, Inc. (a)	40,698	92,791
St. Jude Medical, Inc. (d)	284,901	11,680,941
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	15,788	$ 85,097
Stereotaxis, Inc. (a)(d)	2,453	5,348
Steris Corp. (d)	82,536	3,218,904
Stryker Corp.	269,553	17,219,046
SurModics, Inc. (a)	19,525	495,154
Symmetry Medical, Inc. (a)	29,367	306,298
Synergetics USA, Inc. (a)	3,622	19,269
Teleflex, Inc.	35,045	2,802,198
The Cooper Companies, Inc.	42,920	4,552,095
The Spectranetics Corp. (a)(d)	29,169	529,417
Theragenics Corp. (a)	22,546	36,750
ThermoGenesis Corp. (a)(d)	15,844	14,260
Thoratec Corp. (a)	57,172	2,013,026
TranS1, Inc. (a)	5,200	11,388
Unilife Corp. (a)(d)	50,575	126,943
Urologix, Inc. (a)	3,267	2,189
Uroplasty, Inc. (a)	1,597	3,897
Varian Medical Systems, Inc. (a)(d)	101,219	7,149,098
Vascular Solutions, Inc. (a)	2,125	32,258
Vermillion, Inc. (a)	5,249	6,404
Volcano Corp. (a)(d)	46,394	1,003,966
West Pharmaceutical Services, Inc.	28,551	1,725,051
Wright Medical Group, Inc. (a)(d)	29,686	690,199
Zeltiq Aesthetics, Inc. (a)(d)	6,038	24,333
Zimmer Holdings, Inc.	161,495	12,105,665
		347,888,867
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(d)	30,637	833,939
Accretive Health, Inc. (a)(d)	42,994	411,883
Aetna, Inc.	311,680	14,708,179
Air Methods Corp. (d)	37,158	1,664,307
Alliance Healthcare Services, Inc. (a)	17,141	120,673
Almost Family, Inc.	9,932	204,500
Amedisys, Inc. (a)(d)	20,047	226,531
AmerisourceBergen Corp.	235,018	11,092,850
AMN Healthcare Services, Inc. (a)(d)	76,320	1,076,112
AmSurg Corp. (a)	25,500	770,100
Assisted Living Concepts, Inc. Class A	16,849	199,492
Bio-Reference Laboratories, Inc. (a)(d)	31,917	845,162
BioScrip, Inc. (a)	41,738	457,031
Brookdale Senior Living, Inc. (a)	93,728	2,594,391
Capital Senior Living Corp. (a)	26,619	612,237
Cardinal Health, Inc.	310,473	14,346,957
CardioNet, Inc. (a)	34,161	85,061
Centene Corp. (a)	49,035	2,207,556
Chemed Corp.	14,268	1,101,347
Chindex International, Inc. (a)(d)	9,187	100,598
CIGNA Corp.	263,345	15,395,149
Community Health Systems, Inc.	114,654	4,845,278
Corvel Corp. (a)	8,848	425,058

	Shares	Value
Coventry Health Care, Inc.	124,996	$ 5,669,819
Cross Country Healthcare, Inc. (a)	40,427	230,434
DaVita, Inc. (a)	77,571	9,279,043
Emeritus Corp. (a)	31,438	895,669
ExamWorks Group, Inc. (a)(d)	20,990	297,218
Express Scripts Holding Co. (a)	763,329	43,441,053
Five Star Quality Care, Inc. (a)(d)	32,241	204,408
Gentiva Health Services, Inc. (a)	24,132	253,869
Hanger, Inc. (a)	27,160	805,566
HCA Holdings, Inc.	227,570	8,440,571
Health Management Associates, Inc. Class A (a)(d)	222,836	2,448,968
Health Net, Inc. (a)	71,306	1,835,416
HealthSouth Corp. (a)(d)	85,304	2,057,532
Healthways, Inc. (a)	33,821	434,600
Henry Schein, Inc. (a)(d)	78,240	6,980,573
HMS Holdings Corp. (a)(d)	81,690	2,368,193
Hooper Holmes, Inc. (a)	6,267	3,127
Humana, Inc.	145,992	9,965,414
IPC The Hospitalist Co., Inc. (a)(d)	20,567	857,644
Kindred Healthcare, Inc. (a)(d)	37,371	421,171
Laboratory Corp. of America Holdings (a)	96,901	8,585,429
Landauer, Inc.	14,935	876,834
LCA-Vision, Inc. (a)	27,238	78,718
LHC Group, Inc. (a)	12,810	260,299
LifePoint Hospitals, Inc. (a)	49,772	2,194,447
Magellan Health Services, Inc. (a)	25,186	1,298,590
McKesson Corp.	217,757	23,110,550
MEDNAX, Inc. (a)(d)	44,058	3,772,246
Molina Healthcare, Inc. (a)	24,412	778,987
MWI Veterinary Supply, Inc. (a)	13,354	1,686,076
National Healthcare Corp.	6,159	285,593
National Research Corp.	320	18,202
NeoStem, Inc. (a)(d)	112,699	68,239
Omnicare, Inc.	104,008	3,875,338
Owens & Minor, Inc. (d)	59,970	1,826,087
Patterson Companies, Inc.	78,096	2,838,009
PDI, Inc. (a)(d)	1,365	9,965
PharMerica Corp. (a)(d)	29,176	418,092
Providence Service Corp. (a)	13,245	226,225
Quest Diagnostics, Inc.	146,597	8,234,353
RadNet, Inc. (a)(d)	27,076	76,625
Select Medical Holdings Corp.	37,877	349,983
Sharps Compliance Corp. (a)	5,184	15,137
Skilled Healthcare Group, Inc. (a)(d)	27,157	158,054
Team Health Holdings, Inc. (a)	31,431	1,052,624
Tenet Healthcare Corp. (a)	99,732	3,920,465
The Ensign Group, Inc.	8,656	271,106
Triple-S Management Corp. (a)	20,220	363,151
U.S. Physical Therapy, Inc.	11,240	276,729
UnitedHealth Group, Inc.	956,152	51,106,324
Universal American Spin Corp. (d)	33,569	279,965
Universal Health Services, Inc. Class B	83,733	4,847,303
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Systems, Inc. (a)	30,455	$ 452,866
VCA Antech, Inc. (a)(d)	74,767	1,641,883
Wellcare Health Plans, Inc. (a)	41,317	2,362,919
WellPoint, Inc.	291,689	18,137,222
		316,969,314
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	2,004,163
athenahealth, Inc. (a)(d)	32,907	3,086,348
Authentidate Holding Corp. (a)	816	561
Cerner Corp. (a)(d)	135,411	11,843,046
CollabRx, Inc. (a)	87	297
Computer Programs & Systems, Inc. (d)	21,937	1,143,795
Epocrates, Inc. (a)	10,933	128,463
Greenway Medical Technologies (d)	5,301	84,021
HealthStream, Inc. (a)(d)	34,016	727,602
MedAssets, Inc. (a)	39,701	733,277
Medidata Solutions, Inc. (a)	26,465	1,379,356
Merge Healthcare, Inc. (a)(d)	37,852	92,737
Omnicell, Inc. (a)	25,141	453,041
Quality Systems, Inc.	52,869	979,134
Vocera Communications, Inc. (d)	5,171	136,359
		22,792,200
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	8,536	44,814
Affymetrix, Inc. (a)(d)	55,779	227,021
Agilent Technologies, Inc.	320,533	13,295,709
Albany Molecular Research, Inc. (a)	23,897	193,088
Apricus Biosciences, Inc. (a)(d)	18,211	48,623
BG Medicine, Inc. (a)	3,134	5,390
Bio-Rad Laboratories, Inc. Class A (a)	19,230	2,369,136
Bruker BioSciences Corp. (a)	80,763	1,416,583
Cambrex Corp. (a)	18,522	213,188
Charles River Laboratories International, Inc. (a)	42,610	1,735,931
Complete Genomics, Inc. (a)	13,147	41,150
Covance, Inc. (a)(d)	51,822	3,450,827
Enzo Biochem, Inc. (a)	14,697	44,091
Fluidigm Corp. (a)(d)	18,074	311,957
Furiex Pharmaceuticals, Inc. (a)	9,211	341,360
Harvard Bioscience, Inc. (a)	675	3,881
Illumina, Inc. (a)(d)	126,010	6,316,881
Life Technologies Corp. (a)	158,332	9,203,839
Luminex Corp. (a)(d)	39,871	673,022
Mettler-Toledo International, Inc. (a)(d)	30,026	6,389,533
Pacific Biosciences of California, Inc. (a)	28,978	66,649
PAREXEL International Corp. (a)(d)	52,568	1,823,584
PerkinElmer, Inc.	100,729	3,441,910
pSivida Corp. (a)	25,265	54,320
Sequenom, Inc. (a)(d)	91,772	377,183
Strategic Diagnostics, Inc. (a)	2,665	2,825

	Shares	Value
Techne Corp.	35,747	$ 2,430,439
Thermo Fisher Scientific, Inc.	337,779	24,928,090
Waters Corp. (a)	81,803	7,584,774
		87,035,798
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,484,571	54,810,361
Actavis, Inc. (a)	117,843	10,035,510
Acura Pharmaceuticals, Inc. (a)(d)	2,885	5,943
Akorn, Inc. (a)(d)	58,979	813,910
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	61,515
Alimera Sciences, Inc. (a)	3,741	11,223
Allergan, Inc.	290,720	31,519,862
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	100,958
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	644,217
AVANIR Pharmaceuticals Class A (a)(d)	100,270	273,737
Biodel, Inc. (a)(d)	8,109	22,138
Biodelivery Sciences International, Inc. (a)	15,298	57,673
BioSante Pharmaceuticals, Inc. (a)(d)	21,445	28,093
Bristol-Myers Squibb Co.	1,544,466	57,098,908
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	214,772
Cempra, Inc.	9,089	59,260
Columbia Laboratories, Inc. (a)(d)	42,578	26,279
Corcept Therapeutics, Inc. (a)(d)	36,105	58,851
Cornerstone Therapeutics, Inc. (a)	11,437	76,285
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	31,352
DepoMed, Inc. (a)(d)	31,971	206,852
Durect Corp. (a)	121,504	136,084
Echo Therapeutics, Inc. (a)(d)	20,093	15,070
Eli Lilly & Co.	956,322	52,272,561
Endo Health Solutions, Inc. (a)	113,364	3,514,284
Endocyte, Inc. (a)(d)	47,373	457,149
Forest Laboratories, Inc. (a)	228,644	8,414,099
Hi-Tech Pharmacal Co., Inc. (d)	12,868	476,245
Horizon Pharma, Inc. (d)	37,555	79,241
Hospira, Inc. (a)	171,244	5,039,711
Impax Laboratories, Inc. (a)	57,998	1,150,100
Jazz Pharmaceuticals PLC (a)(d)	45,062	2,621,707
Johnson & Johnson	2,593,486	197,390,219
Lannett Co., Inc. (a)	27,670	228,554
MAP Pharmaceuticals, Inc. (a)(d)	25,044	626,100
Merck & Co., Inc.	2,849,519	121,759,947
Mylan, Inc. (a)	369,805	10,949,926
Nektar Therapeutics (a)(d)	110,915	1,028,182
NuPathe, Inc. (a)(d)	18,258	59,704
Obagi Medical Products, Inc. (a)	21,864	294,727
Omeros Corp. (a)(d)	20,009	108,649
Optimer Pharmaceuticals, Inc. (a)(d)	39,316	476,510
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	929,356
Pain Therapeutics, Inc.	34,536	101,190
Pernix Therapeutics Holdings, Inc. (a)(d)	5,833	34,765
Perrigo Co.	81,693	9,245,197
Pfizer, Inc.	6,900,227	188,859,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)(d)	23,223	$ 143,750
Questcor Pharmaceuticals, Inc. (d)	59,227	1,930,800
Repros Therapeutics, Inc. (a)(d)	14,128	166,004
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	177,136
Salix Pharmaceuticals Ltd. (a)	48,250	2,357,013
Santarus, Inc. (a)(d)	38,184	506,702
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	219,498
Somaxon Pharmaceuticals, Inc. (a)(d)	6,532	18,551
Sucampo Pharmaceuticals, Inc. Class A (a)	10,506	53,686
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	70,097
The Medicines Company (a)	52,840	1,680,840
Transcept Pharmaceuticals, Inc. (a)	2,494	14,465
Ventrus Biosciences, Inc. (a)(d)	6,995	21,405
ViroPharma, Inc. (a)(d)	60,392	1,506,176
VIVUS, Inc. (a)(d)	111,051	1,190,467
Warner Chilcott PLC (d)	165,178	2,231,555
XenoPort, Inc. (a)(d)	57,569	439,827
Zoetis, Inc. Class A	82,000	2,742,900
Zogenix, Inc. (a)(d)	43,460	81,270
		777,978,331
TOTAL HEALTH CARE		1,871,399,851
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.1%
AAR Corp.	45,448	798,521
AeroVironment, Inc. (a)(d)	13,243	292,935
Alliant Techsystems, Inc.	27,998	1,842,268
American Science & Engineering, Inc.	13,204	825,778
API Technologies Corp. (a)(d)	22,349	58,554
Ascent Solar Technologies, Inc. (a)(d)	33,082	21,503
Astronics Corp. (a)	6,636	182,822
Astrotech Corp. (a)	8,707	7,227
BE Aerospace, Inc. (a)	98,215	5,167,091
Breeze Industrial Products Corp. (a)	1,281	10,440
CPI Aerostructures, Inc. (a)	3,805	33,865
Cubic Corp.	13,440	560,986
Curtiss-Wright Corp.	45,438	1,577,153
DigitalGlobe, Inc. (a)	70,420	1,836,554
Ducommun, Inc. (a)	15,643	242,467
EDAC Technologies Corp. (a)(d)	4,274	65,392
Engility Holdings, Inc. (a)(d)	14,341	270,615
Esterline Technologies Corp. (a)	30,025	2,069,623
Exelis, Inc.	193,690	1,998,881
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,077,836
General Dynamics Corp.	313,129	21,283,378
HEICO Corp. Class A	36,331	1,209,822
Hexcel Corp. (a)	86,216	2,349,386

	Shares	Value
Honeywell International, Inc.	732,334	$ 51,336,613
Huntington Ingalls Industries, Inc.	51,071	2,453,451
Innovative Solutions & Support, Inc.	21,878	100,201
KEYW Holding Corp. (a)(d)	21,302	308,879
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	190,054
L-3 Communications Holdings, Inc.	86,081	6,565,398
LMI Aerospace, Inc. (a)	6,877	152,326
Lockheed Martin Corp.	249,444	21,951,072
Moog, Inc. Class A (a)(d)	37,679	1,694,048
National Presto Industries, Inc. (d)	4,216	320,374
Northrop Grumman Corp.	225,796	14,830,281
Orbital Sciences Corp. (a)	40,989	605,817
Precision Castparts Corp.	137,053	25,572,719
Raytheon Co.	310,361	16,936,400
Rockwell Collins, Inc. (d)	124,488	7,482,974
SIFCO Industries, Inc.	891	14,292
Sparton Corp. (a)	3,920	56,213
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	1,717,514
Sypris Solutions, Inc.	16,848	69,751
Taser International, Inc. (a)	58,908	438,865
Teledyne Technologies, Inc. (a)	29,878	2,198,423
Textron, Inc.	260,495	7,515,281
The Boeing Co.	634,274	48,775,671
TransDigm Group, Inc.	48,745	6,938,363
Triumph Group, Inc.	48,645	3,571,029
United Technologies Corp.	787,352	71,294,724
		336,873,830
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)(d)	108,399	598,362
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,713,563
C.H. Robinson Worldwide, Inc.	150,495	8,581,225
Echo Global Logistics, Inc. (a)	11,731	218,783
Expeditors International of Washington, Inc.	197,701	7,680,684
FedEx Corp.	272,333	28,712,068
Forward Air Corp.	28,163	1,062,308
Hub Group, Inc. Class A (a)(d)	34,129	1,287,687
Pacer International, Inc. (a)(d)	29,688	123,205
Park-Ohio Holdings Corp. (a)	3,535	71,902
Radiant Logistics, Inc. (a)(d)	14,104	30,465
United Parcel Service, Inc. Class B	666,512	55,087,217
UTI Worldwide, Inc.	92,577	1,409,948
XPO Logistics, Inc. (a)(d)	10,264	178,799
		106,756,216
Airlines - 0.2%
Alaska Air Group, Inc. (a)	59,510	3,067,741
Allegiant Travel Co.	24,598	1,974,973
Delta Air Lines, Inc. (a)	772,651	11,025,730
Hawaiian Holdings, Inc. (a)(d)	71,807	406,428
JetBlue Airways Corp. (a)(d)	168,034	1,018,286
Republic Airways Holdings, Inc. (a)	81,894	770,623
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	63,299	$ 886,186
Southwest Airlines Co.	643,054	7,523,732
Spirit Airlines, Inc. (a)	46,648	944,622
United Continental Holdings, Inc. (a)(d)	301,593	8,055,549
US Airways Group, Inc. (a)(d)	143,221	1,923,458
		37,597,328
Building Products - 0.2%
A.O. Smith Corp. (d)	36,923	2,641,102
AAON, Inc.	33,674	810,196
Ameresco, Inc. Class A (a)(d)	38,199	317,434
American Woodmark Corp. (a)	9,343	299,910
Apogee Enterprises, Inc.	33,247	857,440
Armstrong World Industries, Inc. (d)	15,342	784,436
Builders FirstSource, Inc. (a)(d)	54,285	328,424
Fortune Brands Home & Security, Inc. (a)	151,004	5,217,188
Gibraltar Industries, Inc. (a)	56,316	965,819
Griffon Corp.	38,833	437,648
Insteel Industries, Inc.	16,775	266,555
Lennox International, Inc.	38,428	2,269,942
Masco Corp.	332,269	6,399,501
NCI Building Systems, Inc. (a)	16,002	261,633
Nortek, Inc. (a)	12,474	897,380
Owens Corning (a)(d)	130,235	5,054,420
Patrick Industries, Inc. (a)(d)	7,747	102,725
Quanex Building Products Corp.	24,300	483,813
Simpson Manufacturing Co. Ltd. (d)	40,648	1,182,857
Trex Co., Inc. (a)(d)	11,686	552,047
Universal Forest Products, Inc. (d)	26,737	1,084,987
USG Corp. (a)(d)	77,759	2,194,359
		33,409,816
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	3,868	47,228
ABM Industries, Inc.	41,566	943,548
ACCO Brands Corp. (d)	120,265	901,988
Acorn Energy, Inc. (d)	12,727	82,853
ADT Corp. (d)	214,104	10,253,441
ARC Document Solutions, Inc. (a)	46,203	103,957
Avery Dennison Corp.	106,008	4,330,427
Casella Waste Systems, Inc. Class A (a)(d)	64,851	303,503
CECO Environmental Corp.	2,290	24,732
Cenveo, Inc. (a)(d)	104,135	218,684
Cintas Corp.	89,845	3,944,196
Clean Harbors, Inc. (a)(d)	47,498	2,446,147
Consolidated Graphics, Inc. (a)(d)	14,819	572,013
Copart, Inc. (a)	124,595	4,253,673
Corrections Corp. of America	88,360	3,388,606
Courier Corp.	17,378	218,094
Covanta Holding Corp. (d)	125,817	2,460,981
Deluxe Corp. (d)	54,408	2,158,909

	Shares	Value
EnergySolutions, Inc. (a)	165,491	$ 615,627
EnerNOC, Inc. (a)(d)	25,460	419,835
Ennis, Inc.	21,290	333,401
Fuel Tech, Inc. (a)	51,934	230,068
G&K Services, Inc. Class A	16,380	682,555
Healthcare Services Group, Inc. (d)	52,919	1,275,348
Heritage-Crystal Clean, Inc. (a)(d)	7,679	113,265
Herman Miller, Inc.	49,763	1,194,312
HNI Corp. (d)	49,416	1,559,569
Hudson Technologies, Inc. (a)(d)	5,394	23,464
Industrial Services of America, Inc. (a)(d)	1,620	4,860
InnerWorkings, Inc. (a)(d)	28,532	421,418
Interface, Inc.	44,100	807,471
Intersections, Inc.	12,865	134,954
Iron Mountain, Inc.	183,385	6,326,783
KAR Auction Services, Inc.	83,381	1,769,345
Kimball International, Inc. Class B	16,142	148,668
Knoll, Inc.	32,235	548,640
McGrath RentCorp.	17,562	517,903
Metalico, Inc. (a)(d)	55,605	91,192
Mine Safety Appliances Co.	26,951	1,262,654
Mobile Mini, Inc. (a)(d)	36,488	982,257
Multi-Color Corp.	7,946	191,737
NL Industries, Inc.	6,707	85,850
Performant Financial Corp. (d)	11,395	150,984
Perma-Fix Environmental Services, Inc. (a)	34,689	31,567
Pitney Bowes, Inc. (d)	187,772	2,459,813
Quad/Graphics, Inc. (d)	22,071	480,044
R.R. Donnelley & Sons Co. (d)	150,758	1,573,914
Republic Services, Inc.	279,496	8,787,354
Rollins, Inc.	69,664	1,707,465
Schawk, Inc. Class A	4,209	45,289
Standard Parking Corp. (a)	5,698	118,262
Standard Register Co.	19,851	10,521
Steelcase, Inc. Class A	74,937	1,060,359
Stericycle, Inc. (a)	80,780	7,748,418
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	204,089
Team, Inc. (a)	18,138	795,533
Tetra Tech, Inc. (a)	56,334	1,625,799
The Brink's Co.	40,696	1,076,409
TMS International Corp. (a)	14,898	205,294
TRC Companies, Inc. (a)	13,255	85,362
Tyco International Ltd.	436,716	13,979,279
Unifirst Corp. Massachusetts	12,480	1,042,579
United Stationers, Inc.	31,409	1,137,006
US Ecology, Inc.	25,366	630,852
Viad Corp.	19,833	544,614
Virco Manufacturing Co. (a)	2,682	7,000
Waste Connections, Inc.	109,931	3,760,740
Waste Management, Inc.	396,275	14,788,983
		120,451,685
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	100,199	$ 3,037,032
Aegion Corp. (a)(d)	34,101	819,447
Argan, Inc.	7,465	124,889
Comfort Systems USA, Inc.	43,738	545,850
Dycom Industries, Inc. (a)	25,959	543,841
EMCOR Group, Inc.	58,224	2,245,700
Fluor Corp.	155,989	9,655,719
Foster Wheeler AG (a)	92,101	2,215,950
Furmanite Corp. (a)	35,767	213,529
Goldfield Corp. (d)	22,426	83,873
Granite Construction, Inc.	31,641	983,719
Great Lakes Dredge & Dock Corp.	39,072	380,952
Integrated Electrical Services, Inc. (a)	13,442	77,964
Jacobs Engineering Group, Inc. (a)	112,424	5,490,788
KBR, Inc.	139,890	4,251,257
Layne Christensen Co. (a)(d)	15,356	337,678
MasTec, Inc. (a)(d)	50,211	1,510,849
Michael Baker Corp.	6,265	151,864
MYR Group, Inc. (a)	25,270	586,517
Northwest Pipe Co. (a)	12,188	291,049
Orion Marine Group, Inc. (a)(d)	15,813	150,540
Pike Electric Corp.	14,023	195,481
Primoris Services Corp.	27,169	509,419
Quanta Services, Inc. (a)	201,419	5,720,300
Sterling Construction Co., Inc. (a)	31,847	359,871
Tutor Perini Corp. (a)	37,087	630,850
UniTek Global Services, Inc. (a)	18,062	63,578
URS Corp.	82,388	3,481,717
		44,660,223
Electrical Equipment - 0.8%
Active Power, Inc. (a)(d)	10,523	48,090
Acuity Brands, Inc. (d)	38,677	2,635,064
Allied Motion Technologies, Inc.	4,209	29,463
Altair Nanotechnologies, Inc. (a)(d)	10,605	21,846
American Superconductor Corp. (a)(d)	126,771	366,368
AMETEK, Inc.	227,538	9,517,915
AZZ, Inc.	24,628	1,099,886
Babcock & Wilcox Co.	118,199	3,193,737
Belden, Inc.	39,680	1,998,285
Brady Corp. Class A	43,963	1,496,940
Broadwind Energy, Inc. (a)	15,938	53,711
Capstone Turbine Corp. (a)(d)	814,128	789,704
Coleman Cable, Inc.	5,164	51,175
Eaton Corp. PLC	428,520	26,555,384
Emerson Electric Co.	674,974	38,271,026
Encore Wire Corp.	23,059	753,799
EnerSys (a)	39,836	1,628,496
Enphase Energy, Inc. (d)	8,807	43,419
Espey Manufacturing & Electronics Corp.	2,015	51,987
Franklin Electric Co., Inc. (d)	17,393	1,131,763
FuelCell Energy, Inc. (a)	246,058	260,821

	Shares	Value
Generac Holdings, Inc. (d)	30,944	$ 1,066,021
General Cable Corp. (a)(d)	39,737	1,308,937
Global Power Equipment Group, Inc.	10,454	175,418
GrafTech International Ltd. (a)(d)	132,891	982,064
Hubbell, Inc. Class B	49,454	4,594,771
II-VI, Inc. (a)(d)	46,725	809,744
LSI Industries, Inc.	24,011	165,436
MagneTek, Inc. (a)	2,664	33,300
Ocean Power Technologies, Inc. (a)(d)	11,040	21,749
Plug Power, Inc. (a)(d)	38,179	6,490
Polypore International, Inc. (a)(d)	41,032	1,570,705
Powell Industries, Inc. (a)	7,721	449,439
PowerSecure International, Inc. (a)	20,869	176,343
Preformed Line Products Co.	1,961	138,878
Regal-Beloit Corp.	40,174	3,104,647
Revolution Lighting Technologies, Inc. (a)	1,806	1,860
Rockwell Automation, Inc.	127,826	11,547,801
Roper Industries, Inc.	90,096	11,226,863
SL Industries, Inc.	3,648	69,093
SolarCity Corp. (d)	12,947	234,470
Thermon Group Holdings, Inc. (a)	10,097	206,989
Ultralife Corp. (a)	13,410	50,958
Vicor Corp. (a)	10,982	57,985
		127,998,840
Industrial Conglomerates - 2.1%
3M Co.	597,243	62,113,272
Carlisle Companies, Inc.	55,830	3,789,182
Danaher Corp.	547,005	33,695,508
General Electric Co.	9,822,809	228,085,625
Raven Industries, Inc. (d)	30,000	846,900
Seaboard Corp.	366	1,044,194
		329,574,681
Machinery - 2.3%
Accuride Corp. (a)(d)	79,004	319,966
Actuant Corp. Class A (d)	71,032	2,160,083
Adept Technology, Inc. (a)	2,954	8,803
AGCO Corp.	85,338	4,393,200
Alamo Group, Inc.	17,898	640,390
Albany International Corp. Class A	47,080	1,344,605
Altra Holdings, Inc.	19,022	489,626
American Railcar Industries, Inc.	11,797	514,821
Ampco-Pittsburgh Corp.	10,414	194,846
Astec Industries, Inc. (d)	12,338	439,356
Barnes Group, Inc.	47,337	1,259,638
Blount International, Inc. (a)	31,486	474,494
Briggs & Stratton Corp.	42,488	1,039,256
Cascade Corp.	13,797	886,457
Caterpillar, Inc.	608,193	56,178,787
Chart Industries, Inc. (a)(d)	27,582	2,001,350
CIRCOR International, Inc.	13,068	544,674
CLARCOR, Inc. (d)	46,115	2,351,404
Colfax Corp. (a)(d)	64,640	2,805,376
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	26,972	$ 529,191
Commercial Vehicle Group, Inc. (a)	77,079	608,924
Crane Co.	41,480	2,230,794
Cummins, Inc.	162,557	18,835,480
Deere & Co.	362,253	31,816,681
Donaldson Co., Inc.	119,915	4,320,537
Douglas Dynamics, Inc.	29,195	415,153
Dover Corp.	166,240	12,193,704
Dynamic Materials Corp.	17,783	300,533
Eastern Co.	2,354	39,147
Energy Recovery, Inc. (a)(d)	81,715	402,038
EnPro Industries, Inc. (a)(d)	22,235	1,034,595
ESCO Technologies, Inc.	20,247	821,218
ExOne Co. (d)	5,200	141,388
Federal Signal Corp. (a)	80,990	631,722
Flow International Corp. (a)	66,905	248,218
Flowserve Corp.	44,479	7,138,880
FreightCar America, Inc.	19,411	408,213
Gardner Denver, Inc.	45,246	3,212,014
Gencor Industries, Inc. (a)	1,849	13,239
Gorman-Rupp Co. (d)	14,200	409,528
Graco, Inc.	51,140	2,971,234
Graham Corp.	12,124	282,368
Greenbrier Companies, Inc. (a)(d)	21,771	440,863
Hardinge, Inc.	12,474	163,160
Harsco Corp.	75,085	1,800,538
Hurco Companies, Inc. (a)	3,319	93,330
Hyster-Yale Materials Handling Class A	12,438	637,199
IDEX Corp.	74,036	3,770,653
Illinois Tool Works, Inc.	397,863	24,468,575
Ingersoll-Rand PLC	283,533	14,928,012
ITT Corp.	114,023	3,002,226
John Bean Technologies Corp.	23,559	434,192
Joy Global, Inc.	99,017	6,271,737
Kadant, Inc.	18,429	452,432
Kaydon Corp.	29,963	749,375
Kennametal, Inc. (d)	67,614	2,737,015
L.B. Foster Co. Class A	10,636	469,686
Lincoln Electric Holdings, Inc.	88,988	4,987,777
Lindsay Corp.	10,287	879,024
Lydall, Inc. (a)	9,770	147,136
Manitex International, Inc. (a)(d)	6,745	64,617
Manitowoc Co., Inc. (d)	113,567	2,103,261
Meritor, Inc. (a)	87,590	385,396
Met-Pro Corp.	10,211	100,680
Middleby Corp. (a)(d)	16,713	2,495,418
Miller Industries, Inc.	16,197	257,856
Mueller Industries, Inc.	25,011	1,330,085
Mueller Water Products, Inc. Class A	130,935	735,855
Navistar International Corp. (a)(d)	71,306	1,770,528

	Shares	Value
NN, Inc. (a)(d)	12,121	$ 104,968
Nordson Corp.	52,385	3,321,209
Omega Flex, Inc.	258	3,594
Oshkosh Truck Corp. (a)	84,157	3,245,094
PACCAR, Inc.	331,975	15,745,574
Pall Corp.	103,105	7,029,699
Parker Hannifin Corp.	138,351	13,071,402
Pentair Ltd.	196,121	10,447,366
PMFG, Inc. (a)(d)	15,367	104,035
Proto Labs, Inc.	7,469	347,234
RBC Bearings, Inc. (a)(d)	21,831	1,088,057
Rexnord Corp.	31,453	640,698
Sauer-Danfoss, Inc.	13,027	705,021
Snap-On, Inc.	55,924	4,489,019
SPX Corp.	46,613	3,752,813
Standex International Corp. (d)	10,804	581,471
Stanley Black & Decker, Inc.	155,097	12,206,134
Sun Hydraulics Corp.	19,343	539,476
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	267,170
Tennant Co.	13,999	653,333
Terex Corp. (a)(d)	97,076	3,185,064
Timken Co.	75,024	4,075,304
Titan International, Inc. (d)	42,501	897,196
Toro Co.	58,344	2,631,314
TriMas Corp. (a)(d)	46,817	1,343,180
Trinity Industries, Inc. (d)	70,615	3,053,393
Twin Disc, Inc. (d)	7,177	171,530
Valmont Industries, Inc.	23,843	3,756,465
Wabash National Corp. (a)(d)	74,589	711,579
WABCO Holdings, Inc. (a)	59,750	4,106,020
Wabtec Corp.	49,289	4,819,971
Watts Water Technologies, Inc. Class A	38,674	1,815,358
Woodward, Inc.	51,161	1,914,956
Xylem, Inc.	189,589	5,213,698
		358,766,952
Marine - 0.0%
Baltic Trading Ltd.	21,117	77,711
Eagle Bulk Shipping, Inc. (a)(d)	19,099	37,052
Genco Shipping & Trading Ltd. (a)(d)	76,288	196,060
International Shipholding Corp.	10,420	190,790
Kirby Corp. (a)(d)	49,913	3,792,390
Matson, Inc. (d)	37,893	974,229
		5,268,232
Professional Services - 0.4%
Acacia Research Corp. (a)(d)	43,794	1,224,480
Advisory Board Co. (a)(d)	32,138	1,632,932
Barrett Business Services, Inc.	6,681	291,826
CBIZ, Inc. (a)(d)	37,390	237,800
CDI Corp.	9,649	158,823
Corporate Executive Board Co.	29,612	1,603,194
CRA International, Inc. (a)(d)	15,589	344,673
CTPartners Executive Search, Inc. (a)	859	3,221
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Dolan Co. (a)	21,177	$ 61,625
Dun & Bradstreet Corp.	40,399	3,256,159
Equifax, Inc.	112,378	6,194,275
Exponent, Inc.	15,525	780,442
Franklin Covey Co. (a)	5,338	73,771
FTI Consulting, Inc. (a)(d)	68,234	2,370,449
GP Strategies Corp. (a)	10,677	230,516
Heidrick & Struggles International, Inc.	22,259	302,722
Hill International, Inc. (a)	13,945	47,552
Hudson Global, Inc. (a)(d)	13,947	51,325
Huron Consulting Group, Inc. (a)	20,793	814,878
ICF International, Inc. (a)	17,107	423,227
IHS, Inc. Class A (a)	51,981	5,522,981
Insperity, Inc.	15,769	447,051
Kelly Services, Inc. Class A (non-vtg.)	19,294	340,732
Kforce, Inc.	25,995	377,967
Korn/Ferry International (a)	33,723	624,213
Manpower, Inc.	75,166	4,104,064
Mastech Holdings, Inc.	299	2,240
MISTRAS Group, Inc. (a)	12,788	261,515
Navigant Consulting, Inc. (a)	41,733	531,261
Nielsen Holdings B.V.	152,740	5,145,811
Odyssey Marine Exploration, Inc. (a)(d)	46,227	161,795
On Assignment, Inc. (a)(d)	37,950	829,587
Pendrell Corp. (a)	126,539	180,951
RCM Technologies, Inc.	9,908	56,079
Resources Connection, Inc.	43,312	528,840
Robert Half International, Inc.	123,411	4,387,261
RPX Corp. (a)	14,564	172,583
Spherix, Inc. (a)	11	127
Towers Watson & Co.	58,151	3,871,112
TrueBlue, Inc. (a)	38,883	753,941
Verisk Analytics, Inc. (a)	135,085	7,905,174
VSE Corp.	1,834	42,017
WageWorks, Inc. (a)	8,340	196,907
		56,548,099
Road & Rail - 0.9%
AMERCO	7,919	1,193,472
Arkansas Best Corp.	18,872	217,783
Avis Budget Group, Inc. (a)(d)	100,640	2,351,957
Celadon Group, Inc. (d)	62,978	1,255,152
Con-way, Inc. (d)	51,304	1,803,336
Covenant Transport Group, Inc. Class A (a)	9,633	57,316
CSX Corp.	964,986	22,136,779
Genesee & Wyoming, Inc. Class A (a)(d)	38,299	3,428,526
Heartland Express, Inc. (d)	52,772	716,116
Hertz Global Holdings, Inc. (a)(d)	275,903	5,504,265
J.B. Hunt Transport Services, Inc. (d)	86,516	6,014,592
Kansas City Southern	103,087	10,614,868
Knight Transportation, Inc.	54,848	858,920

	Shares	Value
Landstar System, Inc. (d)	39,848	$ 2,243,044
Marten Transport Ltd.	20,799	430,539
Norfolk Southern Corp.	296,098	21,629,959
Old Dominion Freight Lines, Inc. (a)	69,360	2,493,492
Patriot Transportation Holding, Inc. (a)(d)	1,312	35,660
Providence & Worcester Railroad Co.	4,631	68,076
Quality Distribution, Inc. (a)(d)	25,189	198,741
Roadrunner Transportation Systems, Inc. (a)	12,158	276,959
Ryder System, Inc.	45,757	2,571,543
Saia, Inc. (a)	11,656	374,507
Swift Transporation Co. (a)(d)	69,603	941,729
Union Pacific Corp.	440,660	60,418,893
Universal Truckload Services, Inc.	4,618	84,232
USA Truck, Inc. (a)	1,841	9,095
Werner Enterprises, Inc. (d)	41,229	949,092
YRC Worldwide, Inc. (a)	6,129	37,571
Zipcar, Inc. (a)(d)	19,521	238,742
		149,154,956
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	338,387
AeroCentury Corp. (a)	688	11,008
Air Lease Corp. Class A (d)	64,973	1,765,316
Aircastle Ltd.	55,209	743,665
Applied Industrial Technologies, Inc.	42,674	1,852,478
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,638,987
BlueLinx Corp. (a)(d)	17,176	50,154
BlueLinx Corp. rights (a)	17,176	7,204
CAI International, Inc. (a)	7,670	211,692
DXP Enterprises, Inc. (a)	6,766	420,845
Edgen Group, Inc. Class A	19,685	157,874
Essex Rental Corp. (a)(d)	16,688	67,753
Fastenal Co. (d)	258,190	13,330,350
GATX Corp.	39,127	1,950,481
H&E Equipment Services, Inc. (d)	24,825	483,095
Houston Wire & Cable Co.	15,647	182,131
Kaman Corp.	21,079	735,657
Lawson Products, Inc.	4,764	67,839
MRC Global, Inc. (d)	21,717	667,146
MSC Industrial Direct Co., Inc. Class A (d)	40,442	3,450,511
Rush Enterprises, Inc. Class A (a)(d)	25,276	619,262
TAL International Group, Inc.	21,219	913,478
Textainer Group Holdings Ltd.	14,461	584,803
Titan Machinery, Inc. (a)(d)	17,235	486,889
United Rentals, Inc. (a)(d)	86,038	4,595,290
W.W. Grainger, Inc.	55,080	12,473,417
Watsco, Inc.	25,351	1,974,082
WESCO International, Inc. (a)(d)	40,702	3,007,878
Willis Lease Finance Corp. (a)(d)	2,006	30,110
		52,817,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	$ 247,914
TOTAL INDUSTRIALS		1,760,126,554
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,006	1,488,355
ADTRAN, Inc. (d)	58,980	1,317,613
Alliance Fiber Optic Products, Inc.	9,573	106,069
Ambient Corp. (a)(d)	1,932	5,216
Anaren, Inc. (a)	42,259	817,712
Arris Group, Inc. (a)	97,821	1,697,194
Aruba Networks, Inc. (a)(d)	102,880	2,563,770
Aviat Networks, Inc. (a)	66,605	237,114
Bel Fuse, Inc. Class B (non-vtg.)	7,032	117,153
Black Box Corp.	16,753	406,428
Blonder Tongue Laboratories, Inc. (a)(d)	3,352	4,257
Brocade Communications Systems, Inc. (a)	398,862	2,237,616
CalAmp Corp. (a)(d)	16,135	176,678
Calix Networks, Inc. (a)	25,252	216,410
Ciena Corp. (a)(d)	93,662	1,427,409
Cisco Systems, Inc.	4,969,682	103,617,870
Clearfield, Inc. (a)	2,407	13,311
Communications Systems, Inc.	4,311	46,128
Comtech Telecommunications Corp.	22,438	600,890
Digi International, Inc. (a)	21,456	211,556
EchoStar Holding Corp. Class A (a)	37,522	1,419,832
EMCORE Corp. (a)(d)	19,513	113,761
Emulex Corp. (a)	66,808	430,912
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	351,953
F5 Networks, Inc. (a)	73,095	6,902,361
Finisar Corp. (a)(d)	89,294	1,308,157
Globecomm Systems, Inc. (a)	11,676	141,747
Harmonic, Inc. (a)	75,490	429,538
Harris Corp.	108,567	5,218,816
Infinera Corp. (a)(d)	140,398	911,183
InterDigital, Inc.	37,438	1,662,247
Ixia (a)(d)	51,889	1,052,309
JDS Uniphase Corp. (a)	221,471	3,136,029
Juniper Networks, Inc. (a)	485,897	10,048,350
KVH Industries, Inc. (a)	23,641	314,898
Lantronix, Inc. (a)	71	140
Loral Space & Communications Ltd.	10,995	640,349
Meru Networks, Inc. (a)(d)	20,865	93,267
Motorola Solutions, Inc.	260,084	16,179,826
NETGEAR, Inc. (a)(d)	32,032	1,090,690
NumereX Corp. Class A (a)	2,670	32,814
Oclaro, Inc. (a)(d)	64,648	85,982
Oplink Communications, Inc. (a)	15,273	234,593

	Shares	Value
Optical Cable Corp.	564	$ 2,279
Palo Alto Networks, Inc. (d)	31,394	1,919,115
Parkervision, Inc. (a)(d)	73,296	292,451
PC-Tel, Inc.	2,259	15,632
Performance Technologies, Inc. (a)	2,977	2,772
Plantronics, Inc.	39,954	1,612,543
Polycom, Inc. (a)	189,613	1,727,374
Procera Networks, Inc. (a)(d)	21,122	247,127
QUALCOMM, Inc.	1,595,884	104,737,867
Relm Wireless Corp. (a)	9,436	20,476
Riverbed Technology, Inc. (a)(d)	148,314	2,266,238
Ruckus Wireless, Inc. (d)	11,332	242,052
ShoreTel, Inc. (a)(d)	22,164	89,986
Sonus Networks, Inc. (a)(d)	223,825	548,371
Symmetricom, Inc. (a)	21,713	107,262
Tellabs, Inc. (d)	301,356	611,753
Telular Corp.	1,806	17,988
Tessco Technologies, Inc. (d)	3,361	76,530
Ubiquiti Networks, Inc. (d)	9,640	132,743
ViaSat, Inc. (a)(d)	35,696	1,676,284
Westell Technologies, Inc. Class A (a)	20,974	38,173
Zhone Technologies, Inc. (a)	5,862	5,217
Zoom Technologies, Inc. (a)(d)	31,336	22,562
		285,521,298
Computers & Peripherals - 3.5%
3D Systems Corp. (a)(d)	68,215	2,521,226
Apple, Inc.	881,441	389,068,007
Astro-Med, Inc.	4,606	45,461
Avid Technology, Inc. (a)(d)	34,710	240,540
Concurrent Computer Corp.	987	6,899
Cray, Inc. (a)	32,010	619,394
Crossroads Systems, Inc. (a)	9,071	14,514
Datalink Corp. (a)	9,248	95,994
Dataram Corp. (a)	3,336	1,134
Dell, Inc.	1,357,390	18,935,591
Diebold, Inc.	54,057	1,526,570
Dot Hill Systems Corp. (a)	109,713	142,627
Electronics for Imaging, Inc. (a)	55,580	1,281,675
EMC Corp. (a)	1,969,648	45,321,600
Fusion-io, Inc. (a)(d)	66,698	1,125,862
Hauppauge Digital, Inc. (a)	430	357
Hewlett-Packard Co.	1,843,592	37,129,943
Hutchinson Technology, Inc. (a)(d)	34,936	98,869
iGO, Inc. (a)	5,684	17,905
Imation Corp. (a)	19,750	67,348
Immersion Corp. (a)(d)	59,681	399,266
Intermec, Inc. (a)	37,733	373,557
Interphase Corp. (a)	10,718	23,472
Intevac, Inc. (a)	17,689	84,553
Lexmark International, Inc. Class A	60,869	1,340,335
NCR Corp. (a)	140,900	3,886,022
NetApp, Inc. (a)	339,363	11,480,650
Novatel Wireless, Inc. (a)	27,517	59,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
OCZ Technology Group, Inc. (a)(d)	56,538	$ 97,811
Overland Storage, Inc. (a)(d)	5,087	5,697
QLogic Corp. (a)	79,628	906,167
Quantum Corp. (a)(d)	189,992	239,390
Rimage Corp.	6,017	41,036
SanDisk Corp. (a)	222,462	11,209,860
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	328,410	10,561,666
Silicon Graphics International Corp. (a)(d)	32,579	490,314
STEC, Inc. (a)(d)	29,627	142,802
Super Micro Computer, Inc. (a)(d)	26,807	313,642
Synaptics, Inc. (a)(d)	36,621	1,272,946
Transact Technologies, Inc.	3,411	26,947
USA Technologies, Inc. (a)(d)	38,549	94,445
Video Display Corp. (a)	2,957	11,059
Western Digital Corp.	205,688	9,700,246
Xplore Technologies Corp. (a)	2,067	7,524
		551,030,635
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	1,863
Aeroflex Holding Corp. (a)	11,165	103,276
Agilysys, Inc. (a)	38,149	351,352
Amphenol Corp. Class A	146,122	10,354,205
Anixter International, Inc. (d)	21,905	1,509,693
Arrow Electronics, Inc. (a)	128,186	5,146,668
Audience, Inc. (d)	4,453	60,739
Avnet, Inc. (a)	130,776	4,617,701
AVX Corp.	48,749	574,263
Badger Meter, Inc.	35,716	1,812,944
Benchmark Electronics, Inc. (a)	50,023	871,401
Checkpoint Systems, Inc. (a)	27,013	320,374
ClearSign Combustion Corp. (a)	2,567	13,066
Cognex Corp. (d)	54,520	2,245,679
Coherent, Inc.	20,405	1,178,593
Corning, Inc.	1,372,498	17,307,200
CTS Corp.	18,339	179,722
Daktronics, Inc.	32,196	328,721
Document Security Systems, Inc. (a)(d)	10,726	24,134
Dolby Laboratories, Inc. Class A (d)	41,734	1,330,480
DTS, Inc. (a)(d)	19,732	392,667
Echelon Corp. (a)	32,190	84,660
Electro Rent Corp.	12,184	197,137
Electro Scientific Industries, Inc.	21,640	238,256
eMagin Corp.	5,084	16,167
Fabrinet (a)	16,812	275,885
FARO Technologies, Inc. (a)(d)	18,648	789,743
FEI Co. (d)	32,449	2,055,320
FLIR Systems, Inc.	144,524	3,806,762
Frequency Electronics, Inc.	430	4,382
Giga-Tronics, Inc. (a)	2,579	4,204

	Shares	Value
I. D. Systems Inc. (a)	6,071	$ 38,308
Identive Group, Inc. (a)	106,182	153,964
IEC Electronics Corp. (a)	86	526
Ingram Micro, Inc. Class A (a)	145,788	2,749,562
Insight Enterprises, Inc. (a)	39,665	762,361
Intelli-Check, Inc. (a)	4,366	3,493
InvenSense, Inc. (a)	25,131	302,075
IPG Photonics Corp. (d)	26,878	1,593,597
Iteris, Inc. (a)	1,032	1,806
Itron, Inc. (a)(d)	38,500	1,619,695
Jabil Circuit, Inc.	179,742	3,366,568
KEMET Corp. (a)	26,217	169,624
KEY Tronic Corp. (a)(d)	4,226	44,922
LightPath Technologies, Inc. Class A (a)	376	305
Littelfuse, Inc.	21,280	1,408,098
LoJack Corp. (a)	24,621	73,863
LRAD Corp. (a)	56,581	65,634
Maxwell Technologies, Inc. (a)(d)	18,344	160,510
Measurement Specialties, Inc. (a)	15,282	555,042
Mercury Systems, Inc. (a)(d)	23,393	160,242
Mesa Laboratories, Inc.	2,184	115,883
Methode Electronics, Inc. Class A	27,713	363,317
MicroVision, Inc. (a)(d)	33,140	56,669
MOCON, Inc.	2,209	31,743
Molex, Inc.	125,980	3,490,906
MTS Systems Corp.	16,730	903,420
Multi-Fineline Electronix, Inc. (a)	10,240	156,467
National Instruments Corp. (d)	93,144	2,801,772
Neonode, Inc. (a)	20,693	110,294
NetList, Inc. (a)(d)	104,599	81,587
Newport Corp. (a)	32,467	530,835
OSI Systems, Inc. (a)	17,430	1,004,491
Parametric Sound Corp. (a)(d)	1,985	23,403
Park Electrochemical Corp.	16,314	412,744
PC Connection, Inc.	6,039	86,599
PC Mall, Inc. (a)	4,077	28,947
Planar Systems, Inc. (a)	2,277	4,395
Plexus Corp. (a)	33,577	817,936
Power-One, Inc. (a)(d)	91,675	390,536
Pulse Electronics Corp. (a)	50,135	19,452
RadiSys Corp. (a)	9,220	38,632
RealD, Inc. (a)(d)	37,860	440,690
Research Frontiers, Inc. (a)(d)	16,855	55,284
Richardson Electronics Ltd.	23,707	283,536
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	591,714
Rogers Corp. (a)	16,870	804,868
Sanmina Corp. (a)	72,340	740,762
ScanSource, Inc. (a)	19,738	592,337
SYNNEX Corp. (a)(d)	16,578	632,119
TE Connectivity Ltd.	402,703	16,160,471
Tech Data Corp. (a)	34,347	1,822,452
Trimble Navigation Ltd. (a)	118,068	7,016,781
TTM Technologies, Inc. (a)(d)	45,522	373,280
Uni-Pixel, Inc. (a)(d)	8,000	188,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)(d)	33,587	$ 1,053,960
Viasystems Group, Inc. (a)	4,710	66,788
Vishay Intertechnology, Inc. (a)(d)	124,817	1,646,336
Vishay Precision Group, Inc. (a)	9,596	134,824
Wayside Technology Group, Inc.	1,232	15,733
Wireless Telecom Group, Inc. (a)	11,200	14,896
Zygo Corp. (a)(d)	9,828	140,737
		113,673,848
Internet Software & Services - 2.3%
Active Network, Inc. (a)(d)	30,019	140,789
Akamai Technologies, Inc. (a)	164,615	6,084,170
Angie's List, Inc. (a)(d)	39,732	677,828
AOL, Inc. (d)	74,516	2,749,640
Autobytel, Inc. (a)	1,148	5,235
Bankrate, Inc. (a)	33,840	380,700
Bazaarvoice, Inc.	31,078	217,546
Blucora, Inc. (a)(d)	32,776	508,028
Brightcove, Inc. (d)	10,845	68,324
BroadVision, Inc. (a)	490	4,003
Carbonite, Inc. (a)(d)	4,801	47,146
comScore, Inc. (a)	21,331	340,016
Constant Contact, Inc. (a)(d)	30,835	435,699
Cornerstone OnDemand, Inc. (a)(d)	26,137	884,999
CoStar Group, Inc. (a)(d)	26,741	2,693,888
Crexendo, Inc.	6,585	17,780
Daegis, Inc. (a)	3,645	4,921
DealerTrack Holdings, Inc. (a)(d)	34,664	1,022,241
Demand Media, Inc. (a)(d)	42,676	345,676
Demandware, Inc.	6,200	163,990
Dice Holdings, Inc. (a)(d)	35,391	341,169
Digital River, Inc. (a)	26,434	376,420
EarthLink, Inc.	80,611	468,350
eBay, Inc. (a)	1,094,418	59,842,776
eGain Communications Corp. (a)	8,558	68,378
Equinix, Inc. (a)(d)	44,811	9,479,767
ExactTarget, Inc. (d)	29,149	650,023
Facebook, Inc. Class A	511,909	13,949,520
FriendFinder Networks, Inc. (a)(d)	17,170	10,795
GlowPoint, Inc. (a)	18,770	30,032
Google, Inc. Class A (a)	249,398	199,817,678
IAC/InterActiveCorp (d)	80,150	3,266,113
Internap Network Services Corp. (a)(d)	34,998	303,783
IntraLinks Holdings, Inc. (a)	36,458	214,373
Inuvo, Inc. (a)	9,640	6,758
iPass, Inc. (a)(d)	22,438	45,100
j2 Global, Inc.	38,868	1,386,810
Keynote Systems, Inc. (d)	17,976	274,673
Limelight Networks, Inc. (a)(d)	33,081	70,132
LinkedIn Corp. (a)	62,394	10,493,423
Liquidity Services, Inc. (a)(d)	21,953	747,500
LivePerson, Inc. (a)(d)	37,230	538,718

	Shares	Value
Local Corp. (a)(d)	28,399	$ 47,426
LogMeIn, Inc. (a)(d)	22,955	409,976
Marchex, Inc. Class B	28,685	108,429
Market Leader, Inc. (a)	7,128	53,032
MeetMe, Inc. (a)(d)	18,724	48,121
Millennial Media, Inc. (d)	10,513	98,507
Monster Worldwide, Inc. (a)(d)	97,552	499,466
Move, Inc. (a)	35,516	346,636
NIC, Inc. (d)	78,994	1,399,774
OpenTable, Inc. (a)	23,366	1,299,150
Perficient, Inc. (a)	18,309	212,018
QuinStreet, Inc. (a)	17,620	100,963
Rackspace Hosting, Inc. (a)(d)	107,654	6,013,552
RealNetworks, Inc. (a)	28,670	208,431
Responsys, Inc. (a)	13,609	109,825
Saba Software, Inc. (a)	20,826	182,019
SciQuest, Inc. (a)	12,793	244,986
Selectica, Inc. (a)	552	5,757
Spark Networks, Inc. (a)(d)	3,502	25,284
SPS Commerce, Inc. (a)(d)	11,840	442,698
Stamps.com, Inc. (a)(d)	12,471	304,168
Support.com, Inc. (a)(d)	117,655	458,855
Synacor, Inc. (d)	8,243	27,119
TechTarget, Inc. (a)	1,217	5,915
TheStreet.com, Inc.	3,696	6,838
Travelzoo, Inc. (a)	5,383	113,420
Trulia, Inc. (d)	5,966	142,229
United Online, Inc.	71,982	424,694
Unwired Planet, Inc. (a)	76,683	154,133
ValueClick, Inc. (a)(d)	62,448	1,665,488
VeriSign, Inc. (a)(d)	144,977	6,639,947
Vocus, Inc. (a)(d)	23,379	328,241
Web.com Group, Inc. (a)(d)	25,389	433,644
WebMD Health Corp. (a)	42,908	948,267
WebMediaBrands, Inc. (a)	147	238
XO Group, Inc. (a)(d)	29,832	272,963
Yahoo!, Inc. (a)	1,002,327	21,359,588
Yelp, Inc. (d)	13,280	294,683
Zix Corp. (a)(d)	43,773	164,586
		364,775,976
IT Services - 3.4%
Accenture PLC Class A	602,434	44,796,992
Acxiom Corp. (a)	66,136	1,204,337
Alliance Data Systems Corp. (a)(d)	50,917	8,080,019
Analysts International Corp. (a)	1,000	3,670
Automatic Data Processing, Inc.	461,625	28,325,310
Booz Allen Hamilton Holding Corp. Class A (d)	29,672	379,802
Broadridge Financial Solutions, Inc.	107,819	2,474,446
CACI International, Inc. Class A (a)(d)	20,462	1,038,447
Cardtronics, Inc. (a)	44,777	1,180,322
Cass Information Systems, Inc.	3,955	169,076
Ciber, Inc. (a)(d)	53,912	239,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	279,212	$ 21,435,105
Computer Sciences Corp.	143,307	6,883,035
Computer Task Group, Inc.	4,854	96,595
Convergys Corp. (d)	123,097	2,042,179
CoreLogic, Inc. (a)	88,040	2,281,116
CSG Systems International, Inc. (a)(d)	47,456	921,121
CSP, Inc.	3,696	25,133
DST Systems, Inc.	31,684	2,151,977
Dynamics Research Corp. (a)	2,443	14,438
Edgewater Technology, Inc. (a)	2,875	11,241
EPAM Systems, Inc. (d)	11,994	251,634
Euronet Worldwide, Inc. (a)(d)	47,939	1,157,247
ExlService Holdings, Inc. (a)(d)	20,701	626,619
Fidelity National Information Services, Inc.	242,609	9,134,229
Fiserv, Inc. (a)	126,468	10,384,287
FleetCor Technologies, Inc. (a)	39,405	2,750,863
Forrester Research, Inc.	10,441	286,710
Gartner, Inc. Class A (a)(d)	93,477	4,651,416
Genpact Ltd.	119,462	2,103,726
Global Cash Access Holdings, Inc. (a)	58,402	414,654
Global Payments, Inc.	75,409	3,635,468
Hackett Group, Inc.	12,619	58,426
Heartland Payment Systems, Inc.	30,852	959,497
Higher One Holdings, Inc. (a)(d)	26,817	239,744
IBM Corp.	995,045	199,834,887
iGate Corp. (a)(d)	19,383	370,409
Information Services Group, Inc. (a)	18,000	24,120
Innodata, Inc. (a)	14,010	48,895
Jack Henry & Associates, Inc.	77,862	3,404,127
Lender Processing Services, Inc.	87,526	2,149,639
Lionbridge Technologies, Inc. (a)	34,685	132,497
ManTech International Corp. Class A	23,021	571,151
MasterCard, Inc. Class A	99,527	51,537,071
Mattersight Corp. (a)	4,307	19,640
Maximus, Inc.	30,123	2,192,352
ModusLink Global Solutions, Inc. (a)	31,030	89,366
MoneyGram International, Inc. (a)(d)	66,937	1,085,049
NCI, Inc. Class A (a)	12,261	61,673
NeuStar, Inc. Class A (a)(d)	66,766	2,927,689
Online Resources Corp. (a)	26,280	100,652
Paychex, Inc. (d)	286,984	9,499,170
PFSweb, Inc. (a)	1,815	6,262
PRG-Schultz International, Inc. (a)	5,640	36,660
SAIC, Inc. (d)	273,792	3,236,221
Sapient Corp. (a)	97,843	1,097,798
ServiceSource International, Inc. (a)	30,455	192,476
StarTek, Inc. (a)	2,150	10,793
Storage Engine, Inc. (a)	434	0
Sykes Enterprises, Inc. (a)	30,728	456,618

	Shares	Value
Syntel, Inc.	16,557	$ 996,069
Teletech Holdings, Inc. (a)	19,293	360,972
Teradata Corp. (a)	158,752	9,217,141
The Management Network Group, Inc. (a)	206	719
The Western Union Co.	556,142	7,802,672
Total System Services, Inc.	171,609	4,077,430
Unisys Corp. (a)(d)	35,389	813,239
Vantiv, Inc. (d)	35,941	782,076
VeriFone Systems, Inc. (a)	99,369	1,885,030
Virtusa Corp. (a)	14,018	293,677
Visa, Inc. Class A	486,399	77,162,337
WEX, Inc. (a)	33,822	2,536,988
		545,422,354
Office Electronics - 0.1%
Xerox Corp.	1,207,010	9,788,851
Zebra Technologies Corp. Class A (a)	46,287	2,069,955
		11,858,806
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)(d)	31,081	560,701
Advanced Micro Devices, Inc. (a)(d)	535,938	1,334,486
AEHR Test Systems (a)	3,126	2,813
Aetrium, Inc. (a)	2,064	1,548
Altera Corp.	296,178	10,490,625
Amkor Technology, Inc. (a)(d)	114,967	465,616
Amtech Systems, Inc. (a)	12,381	49,400
ANADIGICS, Inc. (a)(d)	74,954	158,153
Analog Devices, Inc.	279,008	12,616,742
Applied Materials, Inc.	1,097,065	15,029,791
Applied Micro Circuits Corp. (a)(d)	98,689	784,578
Atmel Corp. (a)	430,659	2,928,481
ATMI, Inc. (a)	23,384	512,110
Axcelis Technologies, Inc. (a)	87,264	99,481
AXT, Inc. (a)	31,515	89,818
Broadcom Corp. Class A	472,870	16,129,596
Brooks Automation, Inc.	46,495	470,064
BTU International, Inc. (a)	4,067	11,835
Cabot Microelectronics Corp. (d)	30,653	1,047,413
Cavium, Inc. (a)(d)	42,834	1,581,431
Ceva, Inc. (a)	14,448	218,598
Cirrus Logic, Inc. (a)(d)	62,020	1,490,961
Cohu, Inc.	18,095	182,036
Cree, Inc. (a)(d)	109,699	4,961,686
CVD Equipment Corp. (a)(d)	24,298	247,840
Cymer, Inc. (a)	29,062	2,873,651
Cypress Semiconductor Corp. (d)	200,786	2,114,277
Diodes, Inc. (a)(d)	26,894	535,997
DSP Group, Inc. (a)	34,788	251,865
Entegris, Inc. (a)	143,226	1,362,079
Entropic Communications, Inc. (a)(d)	130,146	573,944
Exar Corp. (a)	27,190	319,483
Fairchild Semiconductor International, Inc. (a)	100,014	1,426,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
First Solar, Inc. (a)(d)	62,639	$ 1,619,218
FormFactor, Inc. (a)	44,109	221,427
GigOptix, Inc. (a)	17,428	19,171
GSI Technology, Inc. (a)	4,316	27,709
GT Advanced Technologies, Inc. (a)(d)	93,200	266,552
Hittite Microwave Corp. (a)(d)	24,952	1,617,389
Ikanos Communications, Inc. (a)	35,040	60,970
Inphi Corp. (a)(d)	18,384	177,589
Integrated Device Technology, Inc. (a)	100,471	683,203
Integrated Silicon Solution, Inc. (a)	27,085	230,223
Intel Corp.	4,659,552	97,151,659
International Rectifier Corp. (a)(d)	61,935	1,301,874
Intersil Corp. Class A	109,308	928,025
Intest Corp.	2,175	7,352
IXYS Corp.	38,644	385,281
KLA-Tencor Corp.	158,007	8,652,463
Kopin Corp. (a)	42,598	137,166
Kulicke & Soffa Industries, Inc. (a)	82,587	893,591
Lam Research Corp. (a)	168,446	7,125,266
Lattice Semiconductor Corp. (a)	136,230	637,556
Linear Technology Corp. (d)	206,542	7,898,166
LSI Corp. (a)	527,450	3,671,052
LTX-Credence Corp. (a)	48,731	282,640
M/A-COM Technology Solutions, Inc. (d)	10,000	162,000
Marvell Technology Group Ltd.	465,712	4,703,691
Mattson Technology, Inc. (a)	39,367	48,421
Maxim Integrated Products, Inc. (d)	279,986	8,729,963
MaxLinear, Inc. Class A (a)	15,441	90,793
MEMC Electronic Materials, Inc. (a)(d)	197,213	976,204
Micrel, Inc. (d)	33,398	351,347
Microchip Technology, Inc.	181,262	6,610,625
Micron Technology, Inc. (a)(d)	956,682	8,026,562
Microsemi Corp. (a)	78,145	1,612,131
Mindspeed Technologies, Inc. (a)(d)	20,470	91,092
MKS Instruments, Inc.	47,592	1,291,647
Monolithic Power Systems, Inc. (d)	35,284	867,634
MoSys, Inc. (a)(d)	9,566	33,194
Nanometrics, Inc. (a)	28,664	422,794
NeoPhotonics Corp. (a)	11,524	57,850
NVE Corp. (a)(d)	6,043	320,037
NVIDIA Corp.	580,786	7,352,751
Omnivision Technologies, Inc. (a)(d)	44,394	684,112
ON Semiconductor Corp. (a)	400,227	3,201,816
PDF Solutions, Inc. (a)	17,331	269,324
Peregrine Semiconductor Corp. (d)	5,341	53,357
Pericom Semiconductor Corp. (a)	17,514	122,948
Photronics, Inc. (a)(d)	74,723	496,161
Pixelworks, Inc. (a)	11,868	28,721
PLX Technology, Inc. (a)	29,807	141,583
PMC-Sierra, Inc. (a)(d)	199,312	1,293,535
Power Integrations, Inc.	28,590	1,195,348

	Shares	Value
QuickLogic Corp. (a)(d)	38,003	$ 82,086
Rambus, Inc. (a)	81,201	457,974
RF Micro Devices, Inc. (a)(d)	236,125	1,088,536
Rubicon Technology, Inc. (a)(d)	18,271	94,278
Rudolph Technologies, Inc. (a)(d)	29,614	326,346
Semtech Corp. (a)(d)	60,032	1,835,178
Sigma Designs, Inc. (a)(d)	22,818	106,104
Silicon Image, Inc. (a)	84,424	389,195
Silicon Laboratories, Inc. (a)(d)	36,210	1,503,439
Skyworks Solutions, Inc. (a)	195,201	4,157,781
Spansion, Inc. Class A	38,055	447,527
STR Holdings, Inc. (a)(d)	37,233	74,466
SunPower Corp. (a)(d)	29,517	346,530
Supertex, Inc.	19,548	441,589
Teradyne, Inc. (a)(d)	178,524	2,992,062
Tessera Technologies, Inc.	44,982	802,479
Texas Instruments, Inc.	1,045,185	35,923,008
TranSwitch Corp. (a)	16,133	13,389
TriQuint Semiconductor, Inc. (a)(d)	138,618	651,505
Ultra Clean Holdings, Inc. (a)	12,895	76,081
Ultratech, Inc. (a)	31,408	1,287,100
Veeco Instruments, Inc. (a)	36,173	1,154,280
Vitesse Semiconductor Corp. (a)(d)	9,484	19,822
Volterra Semiconductor Corp. (a)	28,138	431,918
Xilinx, Inc.	242,074	9,022,098
		327,879,253
Software - 3.5%
Accelrys, Inc. (a)	40,003	378,428
ACI Worldwide, Inc. (a)(d)	37,489	1,717,371
Activision Blizzard, Inc.	390,312	5,581,462
Actuate Corp. (a)	42,170	253,442
Adobe Systems, Inc. (a)	463,352	18,209,734
Advent Software, Inc. (a)(d)	32,795	859,229
American Software, Inc. Class A	10,878	88,764
ANSYS, Inc. (a)(d)	86,793	6,578,909
Aspen Technology, Inc. (a)	97,387	2,995,624
Autodesk, Inc. (a)	213,057	7,823,453
Blackbaud, Inc.	40,206	1,117,727
BMC Software, Inc. (a)	135,415	5,426,079
Bottomline Technologies, Inc. (a)(d)	34,478	935,388
BroadSoft, Inc. (a)	23,438	492,198
BSQUARE Corp. (a)	11,182	32,987
CA Technologies, Inc.	349,083	8,549,043
Cadence Design Systems, Inc. (a)(d)	280,788	3,975,958
Callidus Software, Inc. (a)(d)	16,907	73,545
Citrix Systems, Inc. (a)	175,074	12,412,747
CommVault Systems, Inc. (a)(d)	39,408	2,914,222
Compuware Corp. (a)	189,084	2,195,265
Comverse, Inc.	14,883	409,580
Concur Technologies, Inc. (a)(d)	46,147	3,239,519
Datawatch Corp. (a)	1,950	21,216
Digimarc Corp.	3,041	67,906
Ebix, Inc. (d)	31,393	503,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	280,403	$ 4,915,465
Ellie Mae, Inc. (a)	15,823	321,207
Envivio, Inc.	6,801	11,562
EPIQ Systems, Inc.	38,746	482,000
ePlus, Inc.	1,206	55,428
Evolving Systems, Inc.	4,973	33,319
FactSet Research Systems, Inc. (d)	36,068	3,509,056
Fair Isaac Corp.	37,437	1,659,957
FalconStor Software, Inc. (a)	21,866	58,820
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	3,017,422
Glu Mobile, Inc. (a)(d)	98,358	223,273
GSE Systems, Inc. (a)	388	877
Guidance Software, Inc. (a)	3,531	34,639
Guidewire Software, Inc. (a)(d)	25,608	935,972
Imperva, Inc. (a)(d)	12,476	455,374
Infoblox, Inc. (d)	40,167	847,122
Informatica Corp. (a)	99,837	3,495,293
Interactive Intelligence Group, Inc. (a)	16,038	667,341
Intuit, Inc.	259,759	16,749,260
Jive Software, Inc. (a)(d)	30,754	509,901
Majesco Entertainment Co. (a)	19,952	10,664
Manhattan Associates, Inc. (a)(d)	20,570	1,437,020
Marlborough Software Development Holdings, Inc.	5,202	780
Mentor Graphics Corp. (d)	80,500	1,425,655
MICROS Systems, Inc. (a)(d)	71,058	3,041,282
Microsoft Corp.	7,095,764	197,262,239
MicroStrategy, Inc. Class A (a)	7,880	802,814
Mitek Systems, Inc. (a)(d)	15,896	68,353
Monotype Imaging Holdings, Inc.	25,665	538,965
Motricity, Inc. (a)(d)	42,402	16,957
NetScout Systems, Inc. (a)	29,548	751,406
NetSol Technologies, Inc. (a)(d)	10,165	117,711
NetSuite, Inc. (a)(d)	30,845	2,152,673
Nuance Communications, Inc. (a)(d)	239,170	4,403,120
Oracle Corp.	3,523,355	120,710,142
Parametric Technology Corp. (a)	117,269	2,713,605
Peerless Systems Corp. (a)	172	550
Pegasystems, Inc.	16,328	447,224
Pervasive Software, Inc. (a)	4,203	38,457
Progress Software Corp. (a)	56,172	1,264,993
Proofpoint, Inc. (d)	6,483	90,632
PROS Holdings, Inc. (a)	12,895	336,044
QAD, Inc. Class B	4,298	51,705
QLIK Technologies, Inc. (a)	69,650	1,810,900
Qualys, Inc. (d)	7,387	87,610
RealPage, Inc. (a)(d)	33,089	716,708
Red Hat, Inc. (a)	178,129	9,050,734
Rosetta Stone, Inc. (a)	8,315	96,288
Rovi Corp. (a)	95,372	1,696,668

	Shares	Value
salesforce.com, Inc. (a)(d)	121,229	$ 20,514,371
SeaChange International, Inc. (a)	17,668	203,535
ServiceNow, Inc. (d)	10,394	337,493
Smith Micro Software, Inc. (a)(d)	41,455	60,524
SolarWinds, Inc. (a)	59,019	3,332,213
Solera Holdings, Inc.	62,084	3,495,329
Sonic Foundry, Inc. (a)	155	1,070
Sourcefire, Inc. (a)(d)	26,600	1,426,558
Splunk, Inc.	20,016	723,178
SS&C Technologies Holdings, Inc. (a)	35,267	892,608
Symantec Corp. (a)	635,627	14,899,097
Synchronoss Technologies, Inc. (a)(d)	29,419	887,571
Synopsys, Inc. (a)	144,793	5,072,099
Take-Two Interactive Software, Inc. (a)(d)	76,173	1,115,173
Tangoe, Inc. (a)(d)	45,871	627,057
TeleCommunication Systems, Inc. Class A (a)	49,377	114,061
TeleNav, Inc. (a)	12,035	85,569
TIBCO Software, Inc. (a)	141,645	3,038,285
TiVo, Inc. (a)(d)	121,206	1,501,742
Tyler Technologies, Inc. (a)	30,080	1,696,512
Ultimate Software Group, Inc. (a)(d)	28,130	2,764,335
Vasco Data Security International, Inc. (a)	30,246	250,134
Verint Systems, Inc. (a)	42,645	1,457,180
VirnetX Holding Corp. (a)(d)	42,196	1,486,565
VMware, Inc. Class A (a)(d)	80,645	5,792,730
Vringo, Inc. (a)(d)	39,609	120,411
Wave Systems Corp. Class A (a)(d)	62,248	54,778
Websense, Inc. (a)	31,243	468,333
Workday, Inc.	22,066	1,220,029
Zynga, Inc. (a)(d)	461,286	1,563,760
		551,180,513
TOTAL INFORMATION TECHNOLOGY		2,751,342,683
MATERIALS - 3.8%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	949,654
ADA-ES, Inc. (a)(d)	14,209	377,533
Air Products & Chemicals, Inc.	196,426	16,959,421
Airgas, Inc.	67,095	6,728,287
Albemarle Corp.	82,305	5,356,409
American Pacific Corp. (a)	2,556	47,286
American Vanguard Corp.	23,997	744,627
Arabian American Development Co. (a)(d)	28,770	211,747
Ashland, Inc.	69,720	5,436,068
Axiall Corp.	65,100	3,683,358
Balchem Corp.	26,952	1,086,974
Cabot Corp.	56,337	2,072,075
Calgon Carbon Corp. (a)(d)	83,129	1,418,181
Celanese Corp. Class A (d)	148,644	6,963,971
CF Industries Holdings, Inc.	60,942	12,238,982
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chase Corp.	3,188	$ 60,062
Chemtura Corp. (a)	94,872	1,908,825
Clean Diesel Technologies, Inc. (a)(d)	42,378	101,283
Core Molding Technologies, Inc. (a)	5,919	41,137
Cytec Industries, Inc.	39,374	2,850,284
E.I. du Pont de Nemours & Co.	867,966	41,575,571
Eastman Chemical Co.	140,187	9,775,240
Ecolab, Inc.	245,228	18,772,203
Ferro Corp. (a)(d)	75,739	388,541
Flotek Industries, Inc. (a)(d)	68,404	960,392
FMC Corp.	127,997	7,713,099
FutureFuel Corp.	9,540	125,069
GSE Holding, Inc.	3,278	23,569
H.B. Fuller Co.	40,504	1,655,398
Hawkins, Inc. (d)	5,329	210,176
Huntsman Corp.	166,677	2,871,845
Innophos Holdings, Inc.	21,107	1,030,655
International Flavors & Fragrances, Inc.	78,743	5,746,664
Intrepid Potash, Inc. (d)	47,540	937,013
KMG Chemicals, Inc.	10,303	203,587
Koppers Holdings, Inc.	22,254	923,096
Kraton Performance Polymers, Inc. (a)	27,382	658,263
Kronos Worldwide, Inc. (d)	25,586	437,776
Landec Corp. (a)	25,874	284,873
LSB Industries, Inc. (a)	18,952	734,390
LyondellBasell Industries NV Class A	353,245	20,707,222
Material Sciences Corp. (a)(d)	4,565	46,335
Minerals Technologies, Inc.	52,154	2,098,677
Monsanto Co.	498,229	50,336,076
NewMarket Corp. (d)	10,242	2,577,604
Olin Corp. (d)	59,328	1,374,036
OM Group, Inc. (a)(d)	25,674	630,040
OMNOVA Solutions, Inc. (a)	35,057	280,807
Penford Corp. (a)	6,469	65,660
PolyOne Corp.	78,276	1,783,910
PPG Industries, Inc.	140,149	18,872,464
Praxair, Inc.	278,925	31,532,471
Quaker Chemical Corp.	14,473	830,895
Rockwood Holdings, Inc.	70,868	4,436,337
RPM International, Inc.	115,775	3,520,718
Senomyx, Inc. (a)	31,786	76,604
Sensient Technologies Corp.	58,886	2,173,482
Sherwin-Williams Co.	79,080	12,778,537
Sigma Aldrich Corp.	110,382	8,506,037
Spartech Corp. (a)	26,298	259,561
Stepan Co.	16,974	1,039,488
The Dow Chemical Co.	1,116,995	35,431,081
The Mosaic Co.	258,436	15,128,843
The Scotts Miracle-Gro Co. Class A (d)	31,090	1,377,598
Tredegar Corp.	24,439	598,267
Tronox Ltd. Class A	19,331	397,059

	Shares	Value
Valhi, Inc.	16,022	$ 260,838
Valspar Corp.	85,270	5,253,485
W.R. Grace & Co. (a)	64,184	4,594,291
Westlake Chemical Corp.	20,522	1,769,407
Zep, Inc.	16,526	247,229
Zoltek Companies, Inc. (a)(d)	40,249	376,328
		393,624,971
Construction Materials - 0.1%
Eagle Materials, Inc.	43,267	2,782,501
Headwaters, Inc. (a)	97,498	917,456
Martin Marietta Materials, Inc.	41,456	4,026,621
Texas Industries, Inc. (a)(d)	19,133	1,110,671
U.S. Concrete, Inc. (a)	13,793	135,171
Vulcan Materials Co.	120,291	6,126,421
		15,098,841
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	459,221
Aptargroup, Inc.	60,393	3,257,598
Ball Corp.	152,556	6,775,012
Bemis Co., Inc.	87,122	3,253,135
Berry Plastics Group, Inc.	28,788	553,305
Boise, Inc.	80,405	690,679
Crown Holdings, Inc. (a)	123,560	4,802,777
Graphic Packaging Holding Co. (a)	184,468	1,368,753
Greif, Inc. Class A	37,275	1,896,179
MOD-PAC Corp. (sub. vtg.) (a)	989	8,120
Myers Industries, Inc.	25,717	378,554
Owens-Illinois, Inc. (a)	155,209	3,957,830
Packaging Corp. of America	83,299	3,480,232
Rock-Tenn Co. Class A	65,822	5,821,956
Sealed Air Corp.	175,395	3,895,523
Silgan Holdings, Inc.	43,920	1,885,486
Sonoco Products Co.	95,840	3,044,837
UFP Technologies, Inc. (a)	2,454	46,430
		45,575,627
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(d)	36,860	605,610
AK Steel Holding Corp. (d)	121,218	454,568
Alcoa, Inc. (d)	972,022	8,281,627
Allegheny Technologies, Inc.	102,039	3,109,128
Allied Nevada Gold Corp. (a)(d)	72,291	1,322,925
Amcol International Corp.	23,278	680,649
Carpenter Technology Corp.	37,349	1,763,993
Century Aluminum Co. (a)(d)	51,555	418,111
Cliffs Natural Resources, Inc. (d)	131,469	3,347,201
Coeur d'Alene Mines Corp. (a)	98,197	1,866,725
Commercial Metals Co.	130,792	2,133,218
Compass Minerals International, Inc.	30,663	2,260,476
Comstock Mining, Inc. (a)(d)	32,356	64,065
Freeport-McMoRan Copper & Gold, Inc.	888,082	28,347,577
Friedman Industries	2,001	21,891
General Moly, Inc. (a)	49,482	144,487
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Globe Specialty Metals, Inc.	53,804	$ 768,859
Golden Minerals Co. (a)(d)	55,854	161,977
Handy & Harman Ltd. (a)	5,646	91,465
Haynes International, Inc.	10,403	535,755
Hecla Mining Co. (d)	255,072	1,183,534
Horsehead Holding Corp. (a)(d)	39,520	417,726
Kaiser Aluminum Corp. (d)	16,273	996,559
Materion Corp.	22,336	617,814
McEwen Mining, Inc. (a)	217,690	528,987
Metals USA Holdings Corp.	10,388	215,447
Mines Management, Inc. (a)(d)	24,109	26,279
Molycorp, Inc. (a)(d)	115,663	710,171
Newmont Mining Corp.	460,156	18,539,685
Noranda Aluminium Holding Corp.	57,213	272,334
Nucor Corp.	296,896	13,375,165
Olympic Steel, Inc.	9,587	198,163
Reliance Steel & Aluminum Co.	68,490	4,560,749
Royal Gold, Inc.	59,947	3,928,926
RTI International Metals, Inc. (a)(d)	27,976	830,048
Schnitzer Steel Industries, Inc. Class A (d)	20,284	580,325
Silver Bull Resources, Inc. (a)(d)	60,971	20,425
Solitario Exploration & Royalty Corp. (a)	18,115	28,078
Steel Dynamics, Inc.	191,858	2,929,672
Stillwater Mining Co. (a)(d)	106,954	1,394,680
SunCoke Energy, Inc. (a)	69,275	1,142,345
Synalloy Corp.	1,991	27,177
Timberline Resources Corp. (a)	18,994	3,609
U.S. Silica Holdings, Inc. (d)	14,625	359,629
United States Steel Corp. (d)	123,306	2,569,697
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	236,328
US Antimony Corp. (a)(d)	24,962	46,679
Walter Energy, Inc.	53,873	1,712,623
Worthington Industries, Inc.	60,686	1,719,841
		115,553,002
Paper & Forest Products - 0.2%
Boise Cascade Co.	11,500	311,650
Buckeye Technologies, Inc.	38,686	1,072,763
Clearwater Paper Corp. (a)	22,216	1,075,032
Deltic Timber Corp.	13,533	966,121
Domtar Corp.	31,471	2,346,478
International Paper Co.	404,904	17,819,825
Kapstone Paper & Packaging Corp.	34,137	909,410
Louisiana-Pacific Corp. (a)(d)	122,996	2,579,226
MeadWestvaco Corp.	171,723	6,132,228
Neenah Paper, Inc.	13,754	401,617
P.H. Glatfelter Co.	36,975	671,096
Resolute Forest Products (a)(d)	103,317	1,425,775
Schweitzer-Mauduit International, Inc.	24,906	917,786

	Shares	Value
Verso Paper Corp. (a)	23,529	$ 25,176
Wausau-Mosinee Paper Corp.	43,988	434,162
		37,088,345
TOTAL MATERIALS		606,940,786
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(d)	89,195	539,630
Alaska Communication Systems Group, Inc.	135,810	233,593
Allegiance Telecom, Inc. (a)(d)	7,100	0
AT&T, Inc.	5,313,513	190,808,252
Atlantic Tele-Network, Inc.	16,949	796,603
Cbeyond, Inc. (a)	59,758	419,501
CenturyLink, Inc. (d)	578,199	20,046,159
Cincinnati Bell, Inc. (a)(d)	198,209	644,179
Cogent Communications Group, Inc.	64,769	1,628,940
Consolidated Communications Holdings, Inc.	59,983	1,007,714
Elephant Talk Communication, Inc. (a)(d)	63,184	75,821
FairPoint Communications, Inc. (a)(d)	43,838	366,047
Frontier Communications Corp. (d)	931,518	3,856,485
General Communications, Inc. Class A (a)	33,964	286,996
Hawaiian Telcom Holdco, Inc. (a)	11,736	226,153
HickoryTech Corp.	2,523	23,691
IDT Corp. Class B	44,765	452,574
inContact, Inc. (a)(d)	42,838	290,870
Iridium Communications, Inc. (a)	61,404	375,178
Level 3 Communications, Inc. (a)(d)	161,071	3,218,199
Lumos Networks Corp.	15,837	180,859
Neutral Tandem, Inc.	28,172	96,630
ORBCOMM, Inc. (a)	20,031	88,337
Premiere Global Services, Inc. (a)	64,433	687,500
Primus Telecommunications Group, Inc.	10,437	114,703
Towerstream Corp. (a)(d)	39,383	98,064
tw telecom, inc. (a)	129,225	3,271,977
Verizon Communications, Inc.	2,670,665	124,266,042
Vonage Holdings Corp. (a)	140,662	371,348
Windstream Corp. (d)	539,024	4,630,216
		359,102,261
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	15,589	94,781
Clearwire Corp. Class A (a)	410,997	1,282,311
Crown Castle International Corp. (a)	268,137	18,715,963
Leap Wireless International, Inc. (a)(d)	51,525	275,659
MetroPCS Communications, Inc. (a)	316,592	3,102,602
NII Holdings, Inc. (a)(d)	144,839	698,124
NTELOS Holdings Corp.	10,948	136,631
SBA Communications Corp. Class A (a)(d)	109,238	7,769,007
Shenandoah Telecommunications Co.	22,919	330,263
Sprint Nextel Corp. (a)	2,784,811	16,151,904
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	98,546	$ 2,255,718
U.S. Cellular Corp. (a)(d)	27,310	1,004,735
USA Mobility, Inc.	43,148	501,380
		52,319,078
TOTAL TELECOMMUNICATION SERVICES		411,421,339
UTILITIES - 3.5%
Electric Utilities - 1.8%
Allete, Inc.	33,215	1,561,105
American Electric Power Co., Inc.	446,091	20,872,598
Cleco Corp. (d)	54,483	2,413,597
Duke Energy Corp.	665,471	46,083,867
Edison International	298,039	14,314,813
El Paso Electric Co.	44,691	1,490,445
Empire District Electric Co.	52,048	1,114,348
Entergy Corp.	167,660	10,438,512
Exelon Corp.	798,134	24,734,173
FirstEnergy Corp.	388,361	15,332,492
Great Plains Energy, Inc.	136,077	2,970,561
Hawaiian Electric Industries, Inc.	99,172	2,676,652
IDACORP, Inc.	44,055	2,056,928
ITC Holdings Corp.	54,901	4,640,233
MGE Energy, Inc.	22,576	1,211,880
NextEra Energy, Inc.	396,901	28,525,275
Northeast Utilities	298,461	12,389,116
NV Energy, Inc.	198,898	3,930,224
OGE Energy Corp.	100,519	5,821,055
Otter Tail Corp.	43,707	1,262,695
Pepco Holdings, Inc.	198,406	4,025,658
Pinnacle West Capital Corp.	94,072	5,262,388
PNM Resources, Inc.	67,114	1,507,380
Portland General Electric Co.	65,957	1,958,263
PPL Corp.	531,780	16,389,460
Southern Co.	819,798	36,899,108
UIL Holdings Corp.	48,015	1,880,267
Unitil Corp.	19,695	539,249
UNS Energy Corp.	32,111	1,509,859
Westar Energy, Inc. (d)	117,240	3,636,785
Xcel Energy, Inc.	463,832	13,311,978
		290,760,964
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,702,453
Atmos Energy Corp.	80,528	3,073,754
Chesapeake Utilities Corp.	10,363	497,735
Delta Natural Gas Co., Inc.	3,078	60,144
Gas Natural, Inc.	3,100	30,814
Laclede Group, Inc.	27,494	1,120,655
National Fuel Gas Co. (d)	80,051	4,658,168

	Shares	Value
New Jersey Resources Corp.	32,715	$ 1,457,780
Northwest Natural Gas Co.	34,699	1,580,539
ONEOK, Inc.	190,309	8,562,002
Piedmont Natural Gas Co., Inc. (d)	66,004	2,127,969
Questar Corp.	154,003	3,620,611
South Jersey Industries, Inc.	25,563	1,409,544
Southwest Gas Corp.	43,172	1,955,692
UGI Corp.	101,658	3,641,390
WGL Holdings, Inc.	48,285	2,036,178
		40,535,428
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)(d)	24,722	54,388
Black Hills Corp.	38,823	1,614,649
Calpine Corp. (a)(d)	357,032	6,569,389
Dynegy, Inc. (a)(d)	83,582	1,635,700
Genie Energy Ltd. Class B	11,430	80,239
NRG Energy, Inc.	283,859	6,812,616
Ormat Technologies, Inc. (d)	29,840	609,930
Synthesis Energy Systems, Inc. (a)(d)	39,903	42,696
The AES Corp.	613,866	7,133,123
		24,552,730
Multi-Utilities - 1.1%
Alliant Energy Corp.	123,112	5,871,211
Ameren Corp.	230,451	7,786,939
Avista Corp.	62,033	1,624,644
CenterPoint Energy, Inc.	384,116	8,231,606
CH Energy Group, Inc.	22,364	1,456,567
CMS Energy Corp.	217,136	5,777,989
Consolidated Edison, Inc.	267,067	15,756,953
Dominion Resources, Inc.	535,722	30,000,432
DTE Energy Co.	174,595	11,662,946
Integrys Energy Group, Inc.	70,869	4,009,059
MDU Resources Group, Inc.	177,407	4,286,153
NiSource, Inc.	277,276	7,680,545
NorthWestern Energy Corp.	42,329	1,649,984
PG&E Corp.	400,233	17,065,935
Public Service Enterprise Group, Inc.	481,767	15,700,787
SCANA Corp.	137,776	6,728,980
Sempra Energy	209,790	16,313,270
TECO Energy, Inc.	187,457	3,233,633
Vectren Corp.	88,091	2,907,003
Wisconsin Energy Corp.	210,137	8,678,658
		176,423,294
Water Utilities - 0.1%
American States Water Co. (d)	26,442	1,400,368
American Water Works Co., Inc.	164,099	6,473,706
Aqua America, Inc. (d)	151,195	4,404,310
Artesian Resources Corp. Class A	8,755	194,799
Cadiz, Inc. (a)(d)	5,759	38,816
California Water Service Group	51,749	1,038,085
Connecticut Water Service, Inc.	5,010	149,599
Middlesex Water Co.	7,054	137,271
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)	13,598	$ 54,528
SJW Corp.	12,324	326,709
York Water Co.	5,248	96,878
		14,315,069
TOTAL UTILITIES		546,587,485
TOTAL COMMON STOCKS (Cost $12,541,206,142)		15,617,207,824
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.14% 4/11/13 to 8/8/13 (e) (Cost $13,995,954)	$ 14,000,000	13,995,829
Money Market Funds - 9.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	251,050,200	251,050,200
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,320,680,268	1,320,680,268
TOTAL MONEY MARKET FUNDS (Cost $1,571,730,468)		1,571,730,468
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $14,126,932,564)		17,202,934,121
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(1,379,225,564)
NET ASSETS - 100%		$ 15,823,708,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
288 CME S&P 500 Index Contracts	March 2013	$ 108,957,600	$ 6,174,424
749 CME E-mini S&P 500 Index Contracts	March 2013	56,673,085	3,298,524
110 CME E-mini S&P MidCap 400 Index Contracts	March 2013	12,118,700	948,344
266 NYFE Russell 2000 Mini Index Contracts	March 2013	24,211,320	2,022,798
TOTAL EQUITY INDEX CONTRACTS		$ 201,960,705	$ 12,444,090

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,776,149.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 287,077
Fidelity Securities Lending Cash Central Fund	7,094,866
Total	$ 7,381,943
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,900,846,570	$ 1,900,846,570	$ -	$ -
Consumer Staples	1,474,260,627	1,474,260,627	-	-
Energy	1,606,396,650	1,606,396,650	-	-
Financials	2,687,885,279	2,687,883,265	-	2,014
Health Care	1,871,399,851	1,871,399,850	-	1
Industrials	1,760,126,554	1,760,119,350	7,204	-
Information Technology	2,751,342,683	2,751,342,683	-	-
Materials	606,940,786	606,940,786	-	-
Telecommunication Services	411,421,339	411,421,339	-	-
Utilities	546,587,485	546,587,485	-	-
U.S. Government and Government Agency Obligations	13,995,829	-	13,995,829	-
Money Market Funds	1,571,730,468	1,571,730,468	-	-
Total Investments in Securities:	$ 17,202,934,121	$ 17,188,929,073	$ 14,003,033	$ 2,015
Derivative Instruments:
Assets
Futures Contracts	$ 12,444,090	$ 12,444,090	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,444,090	$ -
Total Value of Derivatives	$ 12,444,090	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $1,287,151,025) - See accompanying schedule: Unaffiliated issuers (cost $12,555,202,096)	$ 15,631,203,653
Fidelity Central Funds (cost $1,571,730,468)	1,571,730,468
Total Investments (cost $14,126,932,564)		$ 17,202,934,121
Receivable for investments sold		3,035,785
Receivable for fund shares sold		11,984,080
Dividends receivable		33,542,246
Distributions receivable from Fidelity Central Funds		558,348
Receivable from investment adviser for expense reductions		160,619
Other receivables		178,407
Total assets		17,252,393,606

Liabilities
Payable to custodian bank	$ 126,989
Payable for investments purchased	56,679,963
Payable for fund shares redeemed	49,799,670
Accrued management fee	591,657
Payable for daily variation margin on futures contracts	333,124
Other affiliated payables	297,617
Other payables and accrued expenses	175,761
Collateral on securities loaned, at value	1,320,680,268
Total liabilities		1,428,685,049

Net Assets		$ 15,823,708,557
Net Assets consist of:
Paid in capital		$ 13,071,285,937
Undistributed net investment income		46,240,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(382,263,383)
Net unrealized appreciation (depreciation) on investments		3,088,445,647
Net Assets		$ 15,823,708,557

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($1,305,435,209 ÷ 29,633,769 shares)	$ 44.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($10,262,591,611 ÷ 232,944,649 shares)	$ 44.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($876,155,329 ÷ 19,889,560 shares)	$ 44.05

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($546,328,608 ÷ 12,402,872 shares)	$ 44.05

Class F: Net Asset Value, offering price and redemption price per share ($2,833,197,800 ÷ 64,302,504 shares)	$ 44.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 298,854,280
Interest		13,404
Income from Fidelity Central Funds		7,381,943
Total income		306,249,627

Expenses
Management fee	$ 6,141,448
Transfer agent fees	3,688,553
Independent trustees' compensation	87,852
Miscellaneous	34,265
Total expenses before reductions	9,952,118
Expense reductions	(397,071)	9,555,047
Net investment income (loss)		296,694,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,234,181
Foreign currency transactions	1,127
Futures contracts	27,632,420
Total net realized gain (loss)		79,867,728
Change in net unrealized appreciation (depreciation) on: Investment securities	1,451,980,584
Assets and liabilities in foreign currencies	(221)
Futures contracts	220,387
Total change in net unrealized appreciation (depreciation)		1,452,200,750
Net gain (loss)		1,532,068,478
Net increase (decrease) in net assets resulting from operations		$ 1,828,763,058

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 296,694,580	$ 209,840,887
Net realized gain (loss)	79,867,728	578,441,424
Change in net unrealized appreciation (depreciation)	1,452,200,750	(263,122,528)
Net increase (decrease) in net assets resulting from operations	1,828,763,058	525,159,783
Distributions to shareholders from net investment income	(264,325,861)	(195,308,977)
Share transactions - net increase (decrease)	1,964,414,886	(149,356,809)
Redemption fees	275,392	378,217
Total increase (decrease) in net assets	3,529,127,475	180,872,214

Net Assets
Beginning of period	12,294,581,082	12,113,708,868
End of period (including undistributed net investment income of $46,240,356 and undistributed net investment income of $27,909,802, respectively)	$ 15,823,708,557	$ 12,294,581,082

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Income from Investment Operations
Net investment income (loss) B	.87	.68	.61	.56	.70
Net realized and unrealized gain (loss)	4.40	.96	7.03	10.96	(16.70)
Total from investment operations	5.27	1.64	7.64	11.52	(16.00)
Distributions from net investment income	(.77)	(.65)	(.60)	(.57)	(.64)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)
Total distributions	(.77)	(.65)	(.62)	(.58) I	(.65) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Total Return A	13.50%	4.46%	24.39%	56.10%	(43.32)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.15%	1.84%	1.80%	2.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025
Portfolio turnover rate D	3%	17%	4%	7%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Income from Investment Operations
Net investment income (loss) B	.89	.69	.62	.57	.72
Net realized and unrealized gain (loss)	4.39	.97	7.03	10.95	(16.71)
Total from investment operations	5.28	1.66	7.65	11.52	(15.99)
Distributions from net investment income	(.78)	(.66)	(.61)	(.57)	(.65)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)
Total distributions	(.78)	(.66)	(.63)	(.59) I	(.65) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Total Return A	13.53%	4.51%	24.43%	56.07%	(43.28)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.18%	1.87%	1.83%	2.03%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057
Portfolio turnover rate D	3%	17%	4%	7%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.89	.36
Net realized and unrealized gain (loss)	4.40	5.26
Total from investment operations	5.29	5.62
Distributions from net investment income	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 44.05	$ 39.55
Total Return B, C	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 876,155	$ 693,534
Portfolio turnover rate F	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.90	.36
Net realized and unrealized gain (loss)	4.39	5.26
Total from investment operations	5.29	5.62
Distributions from net investment income	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 44.05	$ 39.55
Total Return B, C	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.06% A
Expenses net of fee waivers, if any	.05% L	.05% A, L
Expenses net of all reductions	.05% L	.05% A, L
Net investment income (loss)	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,329	$ 189,758
Portfolio turnover rate F	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.90	.69	.63	.26
Net realized and unrealized gain (loss)	4.39	.97	7.02	1.67
Total from investment operations	5.29	1.66	7.65	1.93
Distributions from net investment income	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	(.02)	(.02)
Total distributions	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% L	.06%	.07%	.07% A
Net investment income (loss)	2.20%	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. L Amount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,313,659,382
Gross unrealized depreciation	(1,277,823,266)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,035,836,116

Tax Cost	$ 14,167,098,005

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,416,105
Capital loss carryforward	$ (329,653,844)
Net unrealized appreciation (depreciation)	$ 3,035,836,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (82,640,415)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	$ (329,653,844)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Ordinary Income	$ 264,325,861	$ 195,308,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $27,632,420 and a change in net unrealized appreciation (depreciation) of $220,387 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,333,261,563 and $350,473,786, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,608,860
Fidelity Advantage Class	1,808,389
Institutional Class	198,032
Fidelity Advantage Institutional Class	73,272
$ 3,688,553

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34,265 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,094,866. During the period, there were no securities loaned to FCM.

Annual Report

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Institutional Class	.06% / .05%*	$ 102,634
Fidelity Advantage Class	.06%*	216,903
Fidelity Advantage Institutional Class	.045%	77,053
		$ 396,590

* Expense limitation effective January 1, 2013.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $481.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 58,496,193	$ 74,011,128
Fidelity Advantage Class	134,301,377	90,014,851
Institutional Class	15,312,994	6,818,791
Fidelity Advantage Institutional Class	9,729,037	2,620,049
Class F	46,486,260	21,844,158
Total	$ 264,325,861	$ 195,308,977

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28, 2013	Year ended February 29, 2012 A	Year ended February 28, 2013	Year ended February 29, 2012 A
Investor Class
Shares sold	18,000,373	37,550,760	$ 734,600,452	$ 1,388,868,676
Reinvestment of distributions	1,376,779	2,008,028	55,808,530	71,680,307
Shares redeemed	(75,188,401)	(117,221,767) B	(3,168,012,059)	(4,390,559,721) B
Net increase (decrease)	(55,811,249)	(77,662,979)	$ (2,377,603,077)	$ (2,930,010,738)
Fidelity Advantage Class
Shares sold	97,957,582	52,795,658	$ 4,121,057,430	$ 2,007,116,846
Reinvestment of distributions	2,934,640	2,192,081	119,002,705	77,894,521
Shares redeemed	(33,199,050)	(21,435,179)	(1,350,946,307)	(789,876,393)
Net increase (decrease)	67,693,172	33,552,560	$ 2,889,113,828	$ 1,295,134,974
Institutional Class
Shares sold	8,433,106	17,993,180	$ 338,510,978	$ 649,476,736
Reinvestment of distributions	377,853	194,656	15,312,994	6,818,791
Shares redeemed	(6,455,224)	(654,011)	(253,857,664)	(24,602,098)
Net increase (decrease)	2,355,735	17,533,825	$ 99,966,308	$ 631,693,429
Fidelity Advantage Institutional Class
Shares sold	10,372,973	4,871,455	$ 406,066,075	$ 179,033,674
Reinvestment of distributions	239,832	74,794	9,729,037	2,620,049
Shares redeemed	(3,007,383)	(148,799)	(124,740,192)	(5,550,895)
Net increase (decrease)	7,605,422	4,797,450	$ 291,054,920	$ 176,102,828

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 28, 2013	Year ended February 29, 2012 A	Year ended February 28, 2013	Year ended February 29, 2012 A
Class F
Shares sold	31,085,123	22,439,089	$ 1,254,633,446	$ 826,126,384
Reinvestment of distributions	1,145,187	617,949	46,486,260	21,844,158
Shares redeemed	(5,709,687)	(4,602,865)	(239,236,799)	(170,247,844)
Net increase (decrease)	26,520,623	18,454,173	$ 1,061,882,907	$ 677,722,698

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Total Market Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class F designates 99% and 95%, of the dividends distributed in April and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 100% and 98% of the dividends distributed in April and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STI-F-ANN-0413
1.899048.103

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Annual Report

(Fidelity Cover Art)

February 28, 2013

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.100%
Actual		$ 1,000.00	$ 1,097.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,098.20	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,098.10	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,098.20	$ .23
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,098.10	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Institutional ClassA	13.55%	5.50%	9.06%
Spartan Total Market Index Fund - Fidelity Advantage® Institutional ClassB	13.57%	5.50%	9.06%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Institutional Class on on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 13.55% and 13.57%, respectively, in line with the 13.56% advance of the fund's benchmark, the Dow Jones U.S. Total Stock Market IndexSM. All 10 market sectors in the index generated positive performance, with only three groups - information technology, energy and materials - producing a single-digit gain. Leading the rest were telecommunication services, health care and financials, which returned about 23%, 22% and 22%, respectively. The fund's top individual contributor in absolute terms was Pfizer, a pharmaceutical firm whose shares were up about 35% for the 12-month period. Industrial conglomerate General Electric added value, as did Internet search leader Google. In the financials sector, Berkshire Hathaway, the insurance-focused conglomerate run by billionaire investor Warren Buffett, also did well, as did global financial services institution JPMorgan Chase and telecommunication services provider AT&T, whose shares rose about 24%. The biggest absolute detractor by far was Apple, the personal electronics and computer manufacturer, whose shares returned about -17%, with the negative impact magnified by the stock's large weighting in both the index and fund. Several other notable technology stocks held back results, including microprocessor company Intel and software manufacturer Microsoft. In the energy sector, Apache and Occidental Petroleum saw its shares drop by roughly 31% and 19%, respectively, while Caterpillar, a manufacturer of construction equipment and other heavy machinery, hampered results as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	4.0
Exxon Mobil Corp.	2.4	2.6
General Electric Co.	1.5	1.4
Chevron Corp.	1.4	1.4
IBM Corp.	1.3	1.4
Google, Inc. Class A	1.3	1.1
Johnson & Johnson	1.3	1.2
Microsoft Corp.	1.3	1.5
Procter & Gamble Co.	1.2	1.2
AT&T, Inc.	1.2	1.4
	15.4
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	19.3
Financials	17.0	15.7
Consumer Discretionary	12.0	11.9
Health Care	11.8	11.6
Industrials	11.1	10.5
Energy	10.2	10.1
Consumer Staples	9.3	9.6
Materials	3.8	3.8
Utilities	3.5	3.5
Telecommunication Services	2.6	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	27,992	$ 646,615
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	740,531
BorgWarner, Inc. (a)(d)	106,804	7,947,286
Cooper Tire & Rubber Co.	54,354	1,374,069
Dana Holding Corp. (d)	143,074	2,393,628
Dorman Products, Inc. (d)	25,196	880,852
Drew Industries, Inc.	16,139	587,137
Exide Technologies (a)	55,732	149,362
Federal-Mogul Corp. Class A (a)(d)	43,356	350,316
Fuel Systems Solutions, Inc. (a)	13,525	187,862
Gentex Corp. (d)	141,938	2,661,338
Gentherm, Inc. (a)(d)	22,586	347,824
Johnson Controls, Inc.	645,200	20,304,444
Lear Corp.	91,325	4,878,582
Modine Manufacturing Co. (a)	32,309	266,226
Motorcar Parts of America, Inc. (a)	7,628	41,725
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	46,888	32,353
Spartan Motors, Inc.	44,931	237,685
Standard Motor Products, Inc.	17,952	443,953
Stoneridge, Inc. (a)	17,302	111,598
Strattec Security Corp.	672	19,118
Superior Industries International, Inc.	24,943	542,510
Tenneco, Inc. (a)	52,551	1,861,882
The Goodyear Tire & Rubber Co. (a)	217,777	2,826,745
Tower International, Inc. (a)	4,070	49,003
TRW Automotive Holdings Corp. (a)	95,106	5,581,771
UQM Technologies, Inc. (a)(d)	38,648	28,986
Visteon Corp. (a)	49,291	2,872,679
		58,366,080
Automobiles - 0.5%
Ford Motor Co.	3,560,625	44,899,481
General Motors Co. (a)(d)	721,012	19,575,476
Harley-Davidson, Inc.	211,628	11,137,982
Tesla Motors, Inc. (a)(d)	70,970	2,471,885
Thor Industries, Inc. (d)	39,293	1,477,024
Winnebago Industries, Inc. (a)(d)	22,867	443,162
		80,005,010
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	384,654
Genuine Parts Co.	144,858	10,289,264
LKQ Corp. (a)	282,518	5,986,556
Pool Corp. (d)	41,433	1,894,317
VOXX International Corp. (a)	18,073	179,826
Weyco Group, Inc.	1,992	45,936
		18,780,553
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	661,686

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	$ 1,886,673
Ascent Capital Group, Inc. (a)	16,905	1,159,514
Bridgepoint Education, Inc. (a)	11,294	115,312
Bright Horizons Family Solutions, Inc. (d)	9,900	276,804
Capella Education Co. (a)(d)	13,812	437,288
Career Education Corp. (a)	44,821	143,427
Carriage Services, Inc.	4,102	74,656
Coinstar, Inc. (a)(d)	24,683	1,263,523
Collectors Universe, Inc. (d)	4,772	52,826
Corinthian Colleges, Inc. (a)	84,173	179,288
DeVry, Inc. (d)	60,163	1,803,687
Education Management Corp. (a)(d)	26,671	94,949
Grand Canyon Education, Inc. (a)(d)	30,849	738,834
H&R Block, Inc. (d)	269,674	6,704,096
Hillenbrand, Inc.	60,464	1,492,856
ITT Educational Services, Inc. (a)(d)	22,063	304,028
K12, Inc. (a)(d)	35,687	744,074
Learning Tree International, Inc. (a)	3,285	12,450
LifeLock, Inc. (d)	15,276	177,965
Lincoln Educational Services Corp. (d)	15,671	98,884
Mac-Gray Corp.	7,087	88,021
Matthews International Corp. Class A	31,601	1,042,833
National American University Holdings, Inc.	5,378	20,920
Regis Corp.	37,626	678,021
Service Corp. International	236,136	3,669,553
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,268,645
Steiner Leisure Ltd. (a)	10,649	502,100
Stewart Enterprises, Inc. Class A (d)	55,722	471,965
Strayer Education, Inc. (d)	14,558	714,652
Universal Technical Institute, Inc.	29,419	343,026
Weight Watchers International, Inc. (d)	21,193	907,908
		29,130,464
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	548,580
Ambassadors Group, Inc.	24,177	108,797
Ameristar Casinos, Inc.	27,501	720,526
Bally Technologies, Inc. (a)(d)	46,562	2,223,336
Biglari Holdings, Inc. (a)	607	227,249
BJ's Restaurants, Inc. (a)(d)	21,746	669,559
Bloomin' Brands, Inc. (d)	25,018	430,560
Bluegreen Corp. (a)	6,427	62,728
Bob Evans Farms, Inc.	27,901	1,135,571
Boyd Gaming Corp. (a)(d)	49,786	327,094
Bravo Brio Restaurant Group, Inc. (a)	12,451	187,761
Brinker International, Inc.	62,217	2,076,803
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,087,102
Burger King Worldwide, Inc.	82,686	1,509,020
Caesars Entertainment Corp. (d)	22,500	281,250
Carnival Corp. unit	412,990	14,772,652
Carrols Restaurant Group, Inc. (a)	6,381	33,947
CEC Entertainment, Inc.	20,553	621,728
Chipotle Mexican Grill, Inc. (a)(d)	29,079	9,211,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,674,499
Churchill Downs, Inc.	10,397	685,994
Chuys Holdings, Inc. (d)	5,695	162,364
Cosi, Inc. (a)(d)	46,943	40,840
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,400,283
Darden Restaurants, Inc. (d)	117,392	5,431,728
Del Frisco's Restaurant Group, Inc. (a)(d)	5,543	97,501
Denny's Corp. (a)	71,197	402,975
DineEquity, Inc.	12,829	896,619
Domino's Pizza, Inc. (d)	66,862	3,183,968
Dover Downs Gaming & Entertainment, Inc.	1,508	3,514
Dover Motorsports, Inc.	9,993	16,988
Dunkin' Brands Group, Inc. (d)	91,395	3,395,324
Einstein Noah Restaurant Group, Inc.	3,797	51,032
Empire Resorts, Inc. (a)	4,429	8,902
Entertainment Gaming Asia, Inc. (a)	8,246	16,162
Famous Dave's of America, Inc. (a)	2,311	22,740
Fiesta Restaurant Group, Inc. (a)	11,401	257,663
Frisch's Restaurants, Inc.	500	9,510
Hyatt Hotels Corp. Class A (a)	51,855	2,130,722
Ignite Restaurant Group, Inc. (a)	4,841	67,968
International Game Technology	268,403	4,278,344
International Speedway Corp. Class A (d)	20,854	628,540
Interval Leisure Group, Inc.	29,497	615,602
Isle of Capri Casinos, Inc. (a)	20,657	136,956
Jack in the Box, Inc. (a)(d)	42,139	1,334,121
Jamba, Inc. (a)(d)	95,683	267,912
Kona Grill, Inc. (a)	4,029	34,247
Krispy Kreme Doughnuts, Inc. (a)(d)	61,696	814,387
Lakes Entertainment, Inc. (a)	2,872	8,673
Las Vegas Sands Corp.	337,364	17,370,872
Life Time Fitness, Inc. (a)(d)	34,454	1,451,892
Luby's, Inc. (a)	14,614	118,958
Marcus Corp.	22,859	279,108
Marriott International, Inc. Class A	251,677	9,928,658
Marriott Vacations Worldwide Corp. (a)	23,385	964,865
McDonald's Corp.	936,159	89,777,648
MGM Mirage, Inc. (a)	344,041	4,297,072
Monarch Casino & Resort, Inc. (a)	4,802	48,308
Morgans Hotel Group Co. (a)(d)	27,678	135,899
MTR Gaming Group, Inc. (a)	11,304	43,520
Multimedia Games Holding Co., Inc. (a)	20,726	387,576
Norwegian Cruise Line Holdings Ltd.	22,900	709,442
Orient Express Hotels Ltd. Class A (a)	89,796	927,593
Panera Bread Co. Class A (a)(d)	26,570	4,276,442
Papa John's International, Inc. (a)	19,260	1,001,713
Penn National Gaming, Inc. (a)(d)	61,522	3,066,872
Pinnacle Entertainment, Inc. (a)(d)	61,922	866,908
Premier Exhibitions, Inc. (a)	7,733	17,786

	Shares	Value
Red Lion Hotels Corp. (a)	3,129	$ 22,560
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	906,440
Rick's Cabaret International, Inc. (a)	5,726	48,728
Royal Caribbean Cruises Ltd.	140,250	4,890,518
Ruby Tuesday, Inc. (a)	44,363	325,624
Ruth's Hospitality Group, Inc. (a)(d)	33,916	307,279
Scientific Games Corp. Class A (a)	45,645	410,805
SHFL Entertainment, Inc. (a)	42,130	668,182
Six Flags Entertainment Corp. (d)	50,207	3,354,330
Sonic Corp. (a)(d)	98,965	1,117,315
Speedway Motorsports, Inc.	7,569	123,072
Starbucks Corp.	694,872	38,092,883
Starwood Hotels & Resorts Worldwide, Inc.	178,617	10,775,964
Texas Roadhouse, Inc. Class A	57,171	1,105,687
The Cheesecake Factory, Inc.	39,940	1,383,522
Town Sports International Holdings, Inc.	13,107	121,502
Vail Resorts, Inc. (d)	30,368	1,677,528
Wendy's Co.	250,660	1,426,255
WMS Industries, Inc. (a)	45,733	1,145,154
Wyndham Worldwide Corp.	137,748	8,297,940
Wynn Resorts Ltd.	72,102	8,428,724
Yum! Brands, Inc.	422,304	27,652,466
		312,265,887
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	488,511
Bassett Furniture Industries, Inc.	1,947	28,329
Beazer Homes USA, Inc. (a)(d)	22,468	349,827
Blyth, Inc. (d)	16,038	229,183
Cavco Industries, Inc. (a)(d)	9,813	442,664
Cobra Electronics Corp. (a)	1,032	3,468
CSS Industries, Inc.	16,118	386,993
D.R. Horton, Inc. (d)	256,142	5,711,967
Dixie Group, Inc. (a)	2,977	12,742
Emerson Radio Corp. (a)	23,724	39,145
Ethan Allen Interiors, Inc. (d)	19,507	545,026
Flexsteel Industries, Inc.	2,547	58,581
Furniture Brands International, Inc. (a)(d)	57,083	51,946
Garmin Ltd.	105,419	3,620,088
Harman International Industries, Inc.	71,938	3,053,768
Helen of Troy Ltd. (a)	30,506	1,131,162
Hooker Furniture Corp. (d)	13,495	202,560
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,036,404
iRobot Corp. (a)	21,633	463,812
Jarden Corp. (d)	66,002	4,099,384
KB Home (d)	64,653	1,208,365
Kid Brands, Inc. (a)	16,651	25,643
Koss Corp.	2,669	13,212
La-Z-Boy, Inc.	54,902	1,005,805
Leggett & Platt, Inc. (d)	123,614	3,780,116
Lennar Corp. Class A (d)	143,081	5,521,496
Libbey, Inc. (a)(d)	16,641	305,362
Lifetime Brands, Inc.	2,385	25,925
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc. (d)	26,306	$ 1,010,940
M/I Homes, Inc. (a)(d)	24,871	569,546
Meritage Homes Corp. (a)(d)	46,552	1,884,890
Mohawk Industries, Inc. (a)	51,902	5,502,650
NACCO Industries, Inc. Class A	6,219	361,262
Newell Rubbermaid, Inc.	259,791	6,063,522
NVR, Inc. (a)	4,152	4,190,198
PulteGroup, Inc. (a)	312,266	5,989,262
Ryland Group, Inc. (d)	35,461	1,266,667
Sealy Corp., Inc. (a)(d)	70,121	152,864
Skullcandy, Inc. (a)(d)	12,653	77,183
Skyline Corp. (a)	21,741	99,791
Standard Pacific Corp. (a)	98,412	801,074
Stanley Furniture Co., Inc. (a)	5,699	26,443
Tempur-Pedic International, Inc. (a)(d)	59,637	2,449,292
Toll Brothers, Inc. (a)(d)	127,535	4,351,494
TRI Pointe Homes, Inc. (d)	13,100	241,040
Tupperware Brands Corp.	50,496	3,950,302
Universal Electronics, Inc. (a)(d)	14,332	280,047
Whirlpool Corp.	72,373	8,174,530
Zagg, Inc. (a)(d)	21,268	155,894
		81,440,375
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	104,086
Amazon.com, Inc. (a)	338,066	89,340,702
Blue Nile, Inc. (a)(d)	11,337	384,664
dELiA*s, Inc. (a)	2,977	3,066
Expedia, Inc.	85,724	5,472,620
Gaiam, Inc. Class A (a)(d)	12,609	45,897
Geeknet, Inc. (a)	2,810	44,988
Groupon, Inc. Class A (a)	268,227	1,215,068
Hollywood Media Corp. (a)	1,032	1,373
HomeAway, Inc. (a)	35,174	1,037,633
HSN, Inc.	33,708	1,803,378
Kayak Software Corp. (d)	3,291	131,212
Liberty Media Corp.:
Interactive Series A (a)	531,914	11,106,364
Series A (a)	25,697	1,855,323
Netflix, Inc. (a)	51,856	9,753,076
NutriSystem, Inc. (d)	26,922	221,568
Orbitz Worldwide, Inc. (a)	31,286	133,278
Overstock.com, Inc. (a)(d)	14,467	168,107
PetMed Express, Inc.	32,292	408,494
priceline.com, Inc. (a)	46,413	31,912,651
Shutterfly, Inc. (a)(d)	25,110	1,086,761
TripAdvisor, Inc. (a)	101,113	4,596,597
U.S. Auto Parts Network, Inc. (a)(d)	5,048	6,613
ValueVision Media, Inc. Class A (a)(d)	18,644	48,847
Vitacost.com, Inc. (a)(d)	15,384	113,688
		160,996,054

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 680,025
Black Diamond, Inc. (a)(d)	20,004	159,632
Brunswick Corp. (d)	80,071	2,917,787
Callaway Golf Co.	77,147	518,428
Hasbro, Inc. (d)	104,633	4,187,413
JAKKS Pacific, Inc. (d)	19,661	239,471
Johnson Outdoors, Inc. Class A (a)	3,505	80,194
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	289,160
Marine Products Corp.	11,741	78,900
Mattel, Inc.	313,552	12,777,244
Meade Instruments Corp. (a)	112	179
Nautilus, Inc. (a)	5,159	29,509
Polaris Industries, Inc.	59,267	5,178,158
Smith & Wesson Holding Corp. (a)(d)	80,794	771,583
Steinway Musical Instruments, Inc. (a)	4,620	103,765
Sturm, Ruger & Co., Inc.	24,417	1,333,412
Summer Infant, Inc. (a)	32,605	66,188
		29,411,048
Media - 3.3%
A.H. Belo Corp. Class A	22,177	111,550
AMC Networks, Inc. Class A (a)	52,862	3,034,279
Arbitron, Inc.	37,846	1,772,707
Ballantyne of Omaha, Inc. (a)	17,964	64,850
Belo Corp. Series A (d)	87,121	752,725
Cablevision Systems Corp. - NY Group Class A	252,827	3,537,050
Carmike Cinemas, Inc. (a)	21,753	340,652
CBS Corp. Class B	552,084	23,954,925
Central European Media Enterprises Ltd. Class A (a)(d)	17,504	91,546
Charter Communications, Inc. Class A (a)(d)	40,337	3,484,713
Cinemark Holdings, Inc.	88,767	2,467,723
Clear Channel Outdoor Holding, Inc. Class A	41,131	312,596
Comcast Corp. Class A	2,481,691	98,746,485
Crown Media Holdings, Inc. Class A (a)	24,979	47,960
Cumulus Media, Inc. Class A (a)(d)	68,791	224,947
Dex One Corp. (a)	62,269	110,839
Digital Cinema Destinations Co.	1,935	11,571
Digital Generation, Inc. (a)(d)	26,444	204,941
DIRECTV (a)	572,344	27,569,810
Discovery Communications, Inc. (a)(d)	222,440	16,311,525
DISH Network Corp. Class A	211,095	7,346,106
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,174,633
E.W. Scripps Co. Class A (a)	24,274	262,402
Emmis Communications Corp. Class A (a)	7,973	12,837
Entercom Communications Corp. Class A (a)(d)	21,235	159,475
Entravision Communication Corp. Class A	63,982	127,964
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
FAB Universal Corp. (a)(d)	3,212	$ 11,242
Fisher Communications, Inc.	2,670	98,176
Gannett Co., Inc.	200,317	4,020,362
Gray Television, Inc. (a)	29,764	124,116
Harris Interactive, Inc. (a)	5,389	8,892
Harte-Hanks, Inc.	45,482	330,654
Insignia Systems, Inc. (a)	5,038	9,723
Interpublic Group of Companies, Inc.	397,857	5,084,612
John Wiley & Sons, Inc. Class A (d)	46,973	1,718,272
Journal Communications, Inc. Class A (a)	23,068	126,182
Lamar Advertising Co. Class A (a)	69,336	3,206,097
Liberty Global, Inc. Class A (a)(d)	233,612	16,093,531
Liberty Media Corp. Class A (a)	105,746	11,420,568
LIN TV Corp. Class A (a)(d)	36,007	409,400
Live Nation Entertainment, Inc. (a)(d)	134,515	1,424,514
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	100,885
Media General, Inc. Class A (a)(d)	21,745	106,333
Meredith Corp. (d)	34,788	1,461,792
Morningstar, Inc.	26,885	1,843,773
National CineMedia, Inc.	40,280	614,270
Navarre Corp. (a)	5,954	11,968
News Corp. Class A	1,885,020	54,288,576
Nexstar Broadcasting Group, Inc. Class A	20,803	309,133
Omnicom Group, Inc.	246,402	14,175,507
Outdoor Channel Holdings, Inc.	3,578	26,728
Pandora Media, Inc. (a)(d)	80,080	976,976
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	46,564
ReachLocal, Inc. (a)(d)	5,194	65,081
Regal Entertainment Group Class A (d)	55,158	864,326
Rentrak Corp. (a)	4,521	94,489
RLJ Entertainment, Inc. (a)	17,180	67,861
Saga Communications, Inc. Class A	268	11,765
Salem Communications Corp. Class A	1,732	10,877
Scholastic Corp. (d)	25,364	763,456
Scripps Networks Interactive, Inc. Class A	83,052	5,236,429
Shutterstock, Inc. (d)	4,521	147,385
Sinclair Broadcast Group, Inc. Class A	37,417	526,831
Sirius XM Radio, Inc. (d)	3,023,868	9,373,991
Spanish Broadcasting System, Inc. Class A (a)	698	1,752
Starz - Liberty Capital Series A (a)(d)	101,960	1,892,378
SuperMedia, Inc. (a)(d)	19,383	78,307
The Madison Square Garden Co. Class A (a)	53,298	2,980,424
The McClatchy Co. Class A (a)(d)	49,260	128,076
The New York Times Co. Class A (a)(d)	109,097	1,054,968
The Walt Disney Co.	1,655,258	90,360,534
Time Warner Cable, Inc.	281,817	24,346,171
Time Warner, Inc.	883,690	46,985,797
Valassis Communications, Inc. (d)	33,863	930,894

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	438,262	$ 25,620,797
Washington Post Co. Class B	3,968	1,581,407
World Wrestling Entertainment, Inc. Class A (d)	44,310	369,102
		523,778,755
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,766,998
Dillard's, Inc. Class A	32,687	2,604,500
Dollar General Corp. (a)	241,081	11,171,694
Dollar Tree, Inc. (a)	221,972	10,029,805
Family Dollar Stores, Inc.	100,910	5,807,371
Fred's, Inc. Class A	41,012	556,533
Gordmans Stores, Inc. (a)	10,233	136,201
J.C. Penney Co., Inc. (d)	131,144	2,304,200
Kohl's Corp.	200,844	9,258,908
Macy's, Inc.	360,200	14,804,220
Nordstrom, Inc.	136,880	7,421,634
Saks, Inc. (a)(d)	100,086	1,140,980
Sears Holdings Corp. (a)(d)	37,834	1,702,530
Target Corp.	603,803	38,015,437
The Bon-Ton Stores, Inc. (d)	19,775	212,186
Tuesday Morning Corp. (a)	26,882	239,250
		107,172,447
Specialty Retail - 2.4%
Aarons, Inc. Class A	69,026	1,883,720
Abercrombie & Fitch Co. Class A	83,791	3,907,174
Advance Auto Parts, Inc.	67,765	5,173,180
Aeropostale, Inc. (a)	70,783	921,595
America's Car Mart, Inc. (a)	10,422	497,755
American Eagle Outfitters, Inc.	183,756	3,800,074
ANN, Inc. (a)	46,918	1,327,310
Asbury Automotive Group, Inc. (a)	22,455	758,081
Ascena Retail Group, Inc. (a)(d)	107,818	1,810,264
AutoNation, Inc. (a)	53,370	2,336,005
AutoZone, Inc. (a)	34,149	12,981,742
Barnes & Noble, Inc. (a)(d)	41,457	652,533
bebe Stores, Inc.	66,951	265,126
Bed Bath & Beyond, Inc. (a)	214,039	12,146,713
Best Buy Co., Inc. (d)	248,339	4,075,243
Big 5 Sporting Goods Corp.	16,237	253,135
Body Central Corp. (a)	23,522	181,355
Books-A-Million, Inc. (a)(d)	4,414	10,770
Brown Shoe Co., Inc. (d)	39,452	647,013
Build-A-Bear Workshop, Inc. (a)	4,049	20,164
Cabela's, Inc. Class A (a)(d)	43,517	2,201,525
Cache, Inc. (a)(d)	2,880	12,384
CarMax, Inc. (a)	213,259	8,191,278
Chico's FAS, Inc. (d)	157,246	2,670,037
Christopher & Banks Corp. (a)	22,706	137,371
Citi Trends, Inc. (a)(d)	14,433	148,516
Coldwater Creek, Inc. (a)(d)	13,235	47,514
Conn's, Inc. (a)(d)	15,280	489,571
Destination Maternity Corp.	9,860	220,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)(d)	42,389	$ 192,446
Dick's Sporting Goods, Inc.	83,168	4,158,400
DSW, Inc. Class A (d)	26,500	1,793,785
Express, Inc. (a)	81,477	1,507,325
Finish Line, Inc. Class A	36,835	667,082
Five Below, Inc.	9,429	375,274
Foot Locker, Inc.	137,615	4,705,057
Francescas Holdings Corp. (a)(d)	39,040	993,568
GameStop Corp. Class A (d)	113,091	2,834,060
Gap, Inc.	291,066	9,581,893
Genesco, Inc. (a)(d)	19,944	1,170,314
GNC Holdings, Inc.	68,927	2,826,007
Group 1 Automotive, Inc.	17,193	992,724
Guess?, Inc. (d)	49,289	1,364,812
Haverty Furniture Companies, Inc.	22,550	413,793
hhgregg, Inc. (a)(d)	15,184	142,122
Hibbett Sports, Inc. (a)(d)	22,731	1,201,106
Home Depot, Inc.	1,399,366	95,856,571
Hot Topic, Inc. (d)	51,429	555,433
Jos. A. Bank Clothiers, Inc. (a)(d)	23,081	957,862
Kirkland's, Inc. (a)	10,699	124,536
Limited Brands, Inc.	219,825	10,006,434
Lithia Motors, Inc. Class A (sub. vtg.) (d)	20,666	849,373
Lowe's Companies, Inc.	1,050,958	40,094,048
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	1,507,333
MarineMax, Inc. (a)(d)	10,125	131,119
Mattress Firm Holding Corp. (a)(d)	7,207	200,715
Monro Muffler Brake, Inc. (d)	28,456	1,054,295
New York & Co., Inc. (a)	19,427	83,730
O'Reilly Automotive, Inc. (a)	111,111	11,304,433
Office Depot, Inc. (a)	247,217	996,285
OfficeMax, Inc.	117,377	1,405,003
Pacific Sunwear of California, Inc. (a)(d)	60,120	127,454
Penske Automotive Group, Inc.	46,027	1,369,764
Perfumania Holdings, Inc. (a)	876	5,387
PetSmart, Inc.	105,988	6,900,879
Pier 1 Imports, Inc. (d)	103,847	2,333,442
RadioShack Corp. (d)	82,121	246,363
Rent-A-Center, Inc. (d)	61,802	2,242,177
Restoration Hardware Holdings, Inc. (d)	4,814	185,869
Ross Stores, Inc.	207,497	12,026,526
rue21, Inc. (a)(d)	10,092	272,484
Sally Beauty Holdings, Inc. (a)(d)	137,637	3,818,050
Sears Hometown & Outlet Stores, Inc. (a)	10,000	445,700
Select Comfort Corp. (a)(d)	50,428	1,035,287
Shoe Carnival, Inc.	8,791	170,809
Signet Jewelers Ltd. (d)	75,093	4,597,193
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	729,557
Stage Stores, Inc.	23,252	574,092
Staples, Inc. (d)	620,676	8,180,510
Stein Mart, Inc.	16,975	144,457

	Shares	Value
Systemax, Inc.	6,560	$ 65,272
The Buckle, Inc. (d)	22,180	993,886
The Cato Corp. Class A (sub. vtg.)	30,985	795,075
The Children's Place Retail Stores, Inc. (a)(d)	18,479	840,055
The Men's Wearhouse, Inc.	53,679	1,509,453
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	932,293
Tiffany & Co., Inc. (d)	117,916	7,919,239
Tile Shop Holdings, Inc. (a)	29,018	511,587
Tilly's, Inc. (a)	6,806	90,384
TJX Companies, Inc.	679,027	30,535,844
Tractor Supply Co.	64,603	6,718,066
Trans World Entertainment Corp.	2,977	11,283
Ulta Salon, Cosmetics & Fragrance, Inc.	53,900	4,773,384
Urban Outfitters, Inc. (a)	100,078	4,055,161
Vitamin Shoppe, Inc. (a)(d)	26,676	1,401,824
West Marine, Inc. (a)	3,285	41,095
Wet Seal, Inc. Class A (a)	66,930	196,774
Williams-Sonoma, Inc. (d)	84,343	3,829,172
Winmark Corp.	391	24,172
Zale Corp. (a)(d)	22,527	88,531
Zumiez, Inc. (a)(d)	17,893	409,750
		378,963,151
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	42,333	56,303
Carter's, Inc. (a)(d)	47,035	2,653,244
Cherokee, Inc.	20,319	283,856
Coach, Inc.	263,207	12,720,794
Columbia Sportswear Co. (d)	17,213	955,838
Crocs, Inc. (a)	79,497	1,205,175
Culp, Inc.	7,038	110,567
Deckers Outdoor Corp. (a)(d)	36,096	1,456,113
Delta Apparel, Inc. (a)(d)	1,905	31,223
Fifth & Pacific Companies, Inc. (a)(d)	107,666	1,947,678
Fossil, Inc. (a)	50,709	5,211,364
G-III Apparel Group Ltd. (a)(d)	12,799	467,164
Hanesbrands, Inc. (a)(d)	86,732	3,438,056
Iconix Brand Group, Inc. (a)(d)	61,164	1,444,694
Joe's Jeans, Inc. (a)(d)	32,503	45,179
K-Swiss, Inc. Class A (a)	23,242	109,470
Maidenform Brands, Inc. (a)	18,000	345,420
Michael Kors Holdings Ltd. (a)(d)	108,297	6,419,846
Movado Group, Inc.	14,045	506,182
NIKE, Inc. Class B	686,074	37,363,590
Oxford Industries, Inc. (d)	12,480	606,653
Perry Ellis International, Inc.	7,954	129,014
PVH Corp.	73,938	9,009,345
Quiksilver, Inc. (a)(d)	122,287	764,294
R.G. Barry Corp.	3,640	44,918
Ralph Lauren Corp.	56,208	9,750,402
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	673,712
Steven Madden Ltd. (a)	35,946	1,584,859
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Superior Uniform Group, Inc.	859	$ 10,007
The Jones Group, Inc.	62,712	723,696
True Religion Apparel, Inc.	28,057	748,841
Tumi Holdings, Inc. (d)	16,160	382,022
Under Armour, Inc. Class A (sub. vtg.) (a)	74,542	3,673,430
Unifi, Inc. (a)	18,843	295,081
Vera Bradley, Inc. (a)(d)	16,362	412,322
VF Corp.	81,630	13,163,654
Wolverine World Wide, Inc. (d)	42,482	1,792,740
		120,536,746
TOTAL CONSUMER DISCRETIONARY		1,900,846,570
CONSUMER STAPLES - 9.3%
Beverages - 1.9%
Beam, Inc.	155,347	9,480,827
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,201,629
Brown-Forman Corp. Class B (non-vtg.)	139,755	9,170,723
Central European Distribution Corp. (a)(d)	99,939	72,296
Coca-Cola Bottling Co. CONSOLIDATED	3,094	202,440
Coca-Cola Enterprises, Inc.	270,815	9,689,761
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,226	6,115,118
Craft Brew Alliance, Inc. (a)	5,908	39,052
Crimson Wine Group Ltd. (a)	1,943	15,641
Dr. Pepper Snapple Group, Inc.	203,653	8,883,344
MGP Ingredients, Inc.	4,299	17,798
Molson Coors Brewing Co. Class B	144,316	6,380,210
Monster Beverage Corp. (a)	137,421	6,930,141
National Beverage Corp.	7,694	102,946
PepsiCo, Inc.	1,442,437	109,293,451
Primo Water Corp. (a)(d)	8,907	9,085
REED'S, Inc. (a)(d)	1,830	7,521
The Coca-Cola Co.	3,614,328	139,946,780
		307,558,763
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	811,440
Arden Group, Inc. Class A	86	7,836
Casey's General Stores, Inc. (d)	33,387	1,889,370
Chefs' Warehouse Holdings (a)(d)	6,997	125,946
Costco Wholesale Corp.	405,498	41,072,892
Crumbs Bake Shop, Inc. (a)(d)	5,760	14,688
CVS Caremark Corp.	1,165,150	59,562,468
Fresh Market, Inc. (a)(d)	36,436	1,698,646
Harris Teeter Supermarkets, Inc.	65,364	2,810,652
Ingles Markets, Inc. Class A	19,385	398,556
Kroger Co.	476,839	13,928,467
Nash-Finch Co.	11,468	219,842

	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	$ 144,569
Pizza Inn Holdings, Inc. (a)(d)	9,079	28,599
PriceSmart, Inc. (d)	17,002	1,260,698
Rite Aid Corp. (a)	682,788	1,119,772
Roundy's, Inc. (d)	8,260	47,330
Safeway, Inc. (d)	265,495	6,334,711
Spartan Stores, Inc.	24,920	415,167
SUPERVALU, Inc. (d)	203,563	808,145
Susser Holdings Corp. (a)(d)	14,504	642,237
Sysco Corp.	541,988	17,430,334
The Pantry, Inc. (a)	24,320	302,541
United Natural Foods, Inc. (a)	43,201	2,186,835
Village Super Market, Inc. Class A	3,352	109,778
Wal-Mart Stores, Inc.	1,567,752	110,965,487
Walgreen Co.	805,739	32,986,955
Weis Markets, Inc.	9,706	392,705
Whole Foods Market, Inc.	158,987	13,612,467
		311,329,133
Food Products - 1.8%
Alico, Inc.	172	7,370
Annie's, Inc.	7,023	294,685
Archer Daniels Midland Co.	615,354	19,605,178
B&G Foods, Inc. Class A (d)	45,939	1,350,607
Boulder Brands, Inc. (a)(d)	68,009	579,437
Bunge Ltd. (d)	137,909	10,220,436
Cal-Maine Foods, Inc.	14,807	599,535
Calavo Growers, Inc. (d)	8,788	247,382
Campbell Soup Co.	184,577	7,597,189
Chiquita Brands International, Inc. (a)(d)	30,757	191,001
Coffee Holding Co., Inc.	3,401	24,997
ConAgra Foods, Inc.	369,281	12,596,175
Darling International, Inc. (a)	125,934	2,101,838
Dean Foods Co. (a)	165,929	2,754,421
Diamond Foods, Inc. (d)	18,346	284,913
Dole Food Co., Inc. (a)(d)	28,149	315,269
Farmer Brothers Co. (a)	3,100	39,339
Flowers Foods, Inc.	120,921	3,407,554
Fresh Del Monte Produce, Inc.	38,697	1,009,605
General Mills, Inc.	594,950	27,516,438
Green Mountain Coffee Roasters, Inc. (a)(d)	115,161	5,500,089
H.J. Heinz Co.	295,763	21,422,114
Hain Celestial Group, Inc. (a)(d)	40,266	2,204,564
Hillshire Brands Co.	104,379	3,381,880
Hormel Foods Corp.	148,701	5,562,904
Ingredion, Inc.	69,989	4,633,272
J&J Snack Foods Corp.	11,932	825,933
John B. Sanfilippo & Son, Inc.	4,594	87,562
Kellogg Co.	225,848	13,663,804
Kraft Foods Group, Inc.	551,454	26,728,975
Lancaster Colony Corp.	17,892	1,309,158
Limoneira Co.	3,738	73,676
McCormick & Co., Inc. (non-vtg.)	124,088	8,347,400
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	189,296	$ 14,180,163
Mondelez International, Inc.	1,657,567	45,831,728
Omega Protein Corp. (a)	32,056	265,424
Pilgrims Pride Corp. (a)(d)	54,584	480,885
Post Holdings, Inc. (a)	28,839	1,114,916
Sanderson Farms, Inc. (d)	16,208	822,232
Seneca Foods Corp. Class A (a)	7,029	214,525
Smithfield Foods, Inc. (a)	121,954	2,712,257
Snyders-Lance, Inc.	50,907	1,260,457
The Hershey Co.	144,101	12,009,377
The J.M. Smucker Co.	102,284	9,747,665
Tootsie Roll Industries, Inc. (d)	29,529	829,174
TreeHouse Foods, Inc. (a)	37,174	2,170,590
Tyson Foods, Inc. Class A	265,963	6,029,381
WhiteWave Foods Co. (d)	22,752	355,841
		282,509,315
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	303,053
Church & Dwight Co., Inc. (d)	135,097	8,370,610
Clorox Co.	117,785	9,895,118
Colgate-Palmolive Co.	416,187	47,624,278
Energizer Holdings, Inc.	57,715	5,305,740
Harbinger Group, Inc. (a)	9,831	84,252
Kimberly-Clark Corp.	363,072	34,230,428
Oil-Dri Corp. of America	644	17,723
Orchids Paper Products Co.	2,087	45,747
Procter & Gamble Co.	2,559,499	194,982,634
Spectrum Brands Holdings, Inc.	23,337	1,262,298
WD-40 Co.	17,410	943,796
		303,065,677
Personal Products - 0.2%
Avon Products, Inc.	410,247	8,020,329
Cyanotech Corp. (a)	2,300	10,120
Elizabeth Arden, Inc. (a)(d)	22,677	882,135
Estee Lauder Companies, Inc. Class A	220,556	14,137,640
Herbalife Ltd. (d)	102,302	4,121,748
Inter Parfums, Inc.	14,485	362,994
LifeVantage Corp. (a)(d)	61,077	154,525
Mannatech, Inc. (a)	599	3,444
MediFast, Inc. (a)(d)	10,225	237,016
Nature's Sunshine Products, Inc. (d)	2,859	41,341
Nu Skin Enterprises, Inc. Class A	53,831	2,217,837
Nutraceutical International Corp.	4,799	78,656
Prestige Brands Holdings, Inc. (a)(d)	44,548	1,059,797
Revlon, Inc. (a)	13,966	314,933
Star Scientific, Inc. (a)(d)	92,291	163,355
The Female Health Co. (d)	4,862	34,520
USANA Health Sciences, Inc. (a)(d)	12,622	559,028
		32,399,418

	Shares	Value
Tobacco - 1.5%
Alliance One International, Inc. (a)(d)	89,449	$ 333,645
Altria Group, Inc.	1,890,644	63,431,106
Lorillard, Inc.	357,231	13,767,683
Philip Morris International, Inc.	1,566,647	143,739,862
Reynolds American, Inc.	311,872	13,622,569
Universal Corp.	28,408	1,584,882
Vector Group Ltd. (d)	57,232	918,574
		237,398,321
TOTAL CONSUMER STAPLES		1,474,260,627
ENERGY - 10.2%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	74,378	3,804,435
Baker Hughes, Inc.	406,618	18,224,619
Basic Energy Services, Inc. (a)(d)	31,153	455,768
Bolt Technology Corp.	7,172	111,883
Bristow Group, Inc.	35,526	2,069,745
C&J Energy Services, Inc. (a)	39,339	952,004
Cal Dive International, Inc. (a)(d)	78,352	141,817
Cameron International Corp. (a)	227,925	14,523,381
Carbo Ceramics, Inc. (d)	17,768	1,613,334
Dawson Geophysical Co. (a)	7,871	243,214
Diamond Offshore Drilling, Inc. (d)	67,074	4,673,716
Dresser-Rand Group, Inc. (a)(d)	66,371	4,092,436
Dril-Quip, Inc. (a)(d)	35,273	2,900,499
ENGlobal Corp. (a)	5,637	3,269
Ensco PLC Class A	218,569	13,144,740
Era Group, Inc. (a)	20,388	411,634
Exterran Holdings, Inc. (a)(d)	55,256	1,394,109
FMC Technologies, Inc. (a)(d)	219,958	11,418,020
Forbes Energy Services Ltd. (a)	500	1,550
Forum Energy Technologies, Inc. (d)	11,487	306,473
Geospace Technologies Corp. (a)	13,000	1,265,160
Global Geophysical Services, Inc. (a)(d)	18,062	42,265
GreenHunter Energy, Inc.	12,193	20,240
Gulf Island Fabrication, Inc.	10,744	255,815
Gulfmark Offshore, Inc. Class A	20,706	739,618
Halliburton Co.	861,984	35,780,956
Helix Energy Solutions Group, Inc. (a)	81,255	1,902,180
Helmerich & Payne, Inc.	101,955	6,755,538
Hercules Offshore, Inc. (a)(d)	189,533	1,285,034
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,254,770
ION Geophysical Corp. (a)(d)	97,381	646,610
Key Energy Services, Inc. (a)	128,766	1,104,812
Lufkin Industries, Inc.	32,247	2,088,961
Matrix Service Co. (a)	19,340	300,930
McDermott International, Inc. (a)(d)	226,474	2,880,749
Mitcham Industries, Inc. (a)(d)	23,287	357,455
Nabors Industries Ltd.	258,579	4,333,784
National Oilwell Varco, Inc.	399,939	27,247,844
Natural Gas Services Group, Inc. (a)	21,602	377,171
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Newpark Resources, Inc. (a)(d)	85,435	$ 752,682
Noble Corp.	237,885	8,521,041
Oceaneering International, Inc.	101,325	6,443,257
Oil States International, Inc. (a)(d)	51,844	3,947,921
Parker Drilling Co. (a)	122,844	584,737
Patterson-UTI Energy, Inc.	135,919	3,172,349
PHI, Inc. (non-vtg.) (a)	18,377	579,794
Pioneer Energy Services Corp. (a)	48,304	421,694
RigNet, Inc. (a)(d)	15,376	301,677
Rowan Companies PLC (a)	117,283	4,056,819
RPC, Inc. (d)	65,463	1,059,191
Schlumberger Ltd.	1,242,067	96,694,916
SEACOR Holdings, Inc. (d)	20,388	1,416,558
Superior Energy Services, Inc. (a)	151,895	4,017,623
Tesco Corp. (a)	25,016	317,953
TETRA Technologies, Inc. (a)(d)	67,813	625,914
TGC Industries, Inc.	12,062	115,433
Tidewater, Inc.	43,850	2,075,421
Transocean Ltd. (United States)	335,485	17,545,866
Unit Corp. (a)(d)	41,417	1,883,645
Weatherford International Ltd. (a)	699,745	8,312,971
Willbros Group, Inc. (a)	35,988	242,919
		332,216,919
Oil, Gas & Consumable Fuels - 8.1%
Abraxas Petroleum Corp. (a)(d)	126,005	258,310
Adams Resources & Energy, Inc.	1,804	71,817
Alon USA Energy, Inc.	9,432	183,830
Alpha Natural Resources, Inc. (a)(d)	204,525	1,632,110
Amyris, Inc. (a)(d)	41,172	120,634
Anadarko Petroleum Corp.	465,845	37,071,945
Apache Corp.	367,367	27,284,347
APCO Oil and Gas International, Inc.	12,221	162,539
Approach Resources, Inc. (a)(d)	29,242	723,740
Arch Coal, Inc.	201,141	1,051,967
Barnwell Industries, Inc. (a)	2,847	9,481
Berry Petroleum Co. Class A (d)	38,847	1,778,027
Bill Barrett Corp. (a)(d)	37,315	673,536
BioFuel Energy Corp. (a)(d)	979	4,944
Bonanza Creek Energy, Inc. (a)(d)	18,196	615,571
BPZ Energy, Inc. (a)(d)	134,116	329,925
Cabot Oil & Gas Corp.	196,920	12,203,132
Callon Petroleum Co. (a)	31,499	169,780
Carrizo Oil & Gas, Inc. (a)(d)	36,358	854,049
Ceres, Inc.	2,484	9,961
Cheniere Energy, Inc. (a)	203,342	4,331,185
Chesapeake Energy Corp. (d)	476,743	9,611,139
Chevron Corp.	1,834,942	214,963,455
Cimarex Energy Co. (d)	80,895	5,445,042
Clayton Williams Energy, Inc. (a)(d)	7,754	307,834
Clean Energy Fuels Corp. (a)(d)	67,120	844,370
Cloud Peak Energy, Inc. (a)(d)	54,586	935,604

	Shares	Value
Cobalt International Energy, Inc. (a)(d)	161,814	$ 3,991,951
Comstock Resources, Inc. (a)(d)	32,496	458,844
Concho Resources, Inc. (a)(d)	97,403	8,762,374
ConocoPhillips	1,134,704	65,756,097
CONSOL Energy, Inc.	213,487	6,863,607
Contango Oil & Gas Co. (d)	16,222	628,765
Continental Resources, Inc. (a)(d)	57,407	5,051,816
Crimson Exploration, Inc. (a)	12,416	40,104
Crosstex Energy, Inc. (d)	45,920	765,486
Cubic Energy, Inc. (a)	25,301	5,624
CVR Energy, Inc.	13,732	771,464
Delek US Holdings, Inc.	36,764	1,373,503
Denbury Resources, Inc. (a)(d)	362,076	6,560,817
Devon Energy Corp.	349,289	18,952,421
DHT Holdings, Inc.	4,997	21,487
Diamondback Energy, Inc.	12,429	282,263
Double Eagle Petroleum Co. (a)	1,282	6,038
Emerald Oil, Inc. (a)	18,010	124,269
Endeavour International Corp. (a)(d)	33,475	84,692
Energen Corp.	73,288	3,388,837
EOG Resources, Inc.	252,479	31,739,135
EPL Oil & Gas, Inc. (a)	30,399	782,166
EQT Corp.	139,951	8,829,509
Evolution Petroleum Corp. (a)(d)	6,950	71,238
EXCO Resources, Inc. (d)	115,116	764,370
Exxon Mobil Corp.	4,270,778	382,448,170
Forest Oil Corp. (a)(d)	96,618	560,384
FX Energy, Inc. (a)(d)	35,252	124,440
Gasco Energy, Inc. (a)	97,844	5,675
Gastar Exploration Ltd. (a)	74,542	85,723
Gevo, Inc. (a)(d)	17,509	34,668
GMX Resources, Inc. (a)(d)	5,751	13,860
Goodrich Petroleum Corp. (a)(d)	33,339	429,740
Green Plains Renewable Energy, Inc. (a)(d)	14,190	134,379
Gulfport Energy Corp. (a)	61,924	2,535,788
Halcon Resources Corp. (a)(d)	102,301	726,337
Harvest Natural Resources, Inc. (a)(d)	33,266	179,969
Hess Corp.	277,626	18,462,129
HollyFrontier Corp.	189,781	10,665,692
Houston American Energy Corp. (a)(d)	36,485	8,392
Hyperdynamics Corp. (a)(d)	268,169	139,475
Isramco, Inc. (a)	123	12,138
James River Coal Co. (a)(d)	31,067	82,328
Kinder Morgan Holding Co. LLC	583,849	21,643,282
KiOR, Inc. Class A (a)(d)	14,609	80,496
Kodiak Oil & Gas Corp. (a)	306,801	2,730,529
Laredo Petroleum Holdings, Inc. (a)	29,519	505,956
Lucas Energy, Inc. (a)	9,400	12,032
Magellan Petroleum Corp. (a)	35,895	39,126
Magnum Hunter Resources Corp. (a)(d)	135,725	525,256
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	546
Marathon Oil Corp.	658,184	22,049,164
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	317,320	$ 26,299,482
Matador Resources Co. (d)	19,175	149,757
McMoRan Exploration Co. (a)	119,052	1,915,547
Midstates Petroleum Co., Inc.	20,651	154,056
Miller Energy Resources, Inc. (a)(d)	32,422	127,094
Murphy Oil Corp.	169,996	10,349,356
Newfield Exploration Co. (a)	125,514	2,901,884
Noble Energy, Inc.	166,064	18,404,873
Northern Oil & Gas, Inc. (a)(d)	45,133	618,773
Oasis Petroleum, Inc. (a)(d)	64,744	2,376,105
Occidental Petroleum Corp.	758,827	62,474,227
Pacific Ethanol, Inc. (a)(d)	128,037	49,294
Panhandle Royalty Co. Class A	6,335	172,565
PBF Energy, Inc. Class A	22,067	921,297
PDC Energy, Inc. (a)(d)	25,121	1,171,643
Peabody Energy Corp.	250,217	5,394,679
Penn Virginia Corp. (d)	41,256	167,912
Petroquest Energy, Inc. (a)(d)	70,948	272,440
Phillips 66	586,698	36,938,506
Pioneer Natural Resources Co.	113,759	14,312,020
Plains Exploration & Production Co. (a)	134,043	6,081,531
QEP Resources, Inc.	166,921	5,084,414
Quicksilver Resources, Inc. (a)(d)	93,566	174,033
Range Resources Corp. (d)	149,693	11,496,422
Recovery Energy, Inc. (a)(d)	8,026	14,848
Renewable Energy Group, Inc. (a)(d)	7,119	52,609
Rentech, Inc.	169,556	462,888
Resolute Energy Corp. (a)(d)	29,689	302,234
Rex American Resources Corp. (a)	3,020	69,762
Rex Energy Corp. (a)(d)	32,188	433,894
Rosetta Resources, Inc. (a)(d)	44,961	2,188,701
Royale Energy, Inc. (a)(d)	5,368	13,044
Sanchez Energy Corp. (a)(d)	7,390	136,789
SandRidge Energy, Inc. (a)(d)	334,445	1,906,337
Saratoga Resources, Inc. (a)	16,554	49,828
SemGroup Corp. Class A (a)	56,834	2,619,479
SM Energy Co. (d)	62,332	3,607,776
Solazyme, Inc. (a)(d)	23,891	208,568
Southwestern Energy Co. (a)	327,623	11,227,640
Spectra Energy Corp.	611,633	17,761,822
Stone Energy Corp. (a)(d)	41,697	852,704
Swift Energy Co. (a)(d)	29,835	403,369
Synergy Resources Corp. (a)(d)	26,560	176,093
Syntroleum Corp. (a)	150,374	68,420
Targa Resources Corp.	22,682	1,383,602
Teekay Corp.	34,398	1,193,611
Tengasco, Inc. (a)	12,601	8,436
Tesoro Corp.	129,036	7,256,985
The Williams Companies, Inc.	627,283	21,772,993
Ultra Petroleum Corp. (a)(d)	143,182	2,442,685
Uranium Energy Corp. (a)(d)	54,945	126,923

	Shares	Value
Uranium Resources, Inc. (a)(d)	26,282	$ 70,961
US Energy Corp. (a)	13,579	23,763
USEC, Inc. (a)(d)	83,065	39,871
VAALCO Energy, Inc. (a)(d)	68,248	553,491
Valero Energy Corp.	516,190	23,533,102
Verenium Corp. (a)	522	1,274
W&T Offshore, Inc.	37,319	554,560
Warren Resources, Inc. (a)(d)	48,923	128,178
Western Refining, Inc.	53,248	1,911,071
Westmoreland Coal Co. (a)	10,233	107,447
Whiting Petroleum Corp. (a)	109,106	5,313,462
World Fuel Services Corp.	70,210	2,670,086
WPX Energy, Inc. (a)(d)	177,241	2,515,050
ZaZa Energy Corp. (a)(d)	19,430	30,894
Zion Oil & Gas, Inc. (a)(d)	13,122	15,746
		1,274,179,731
TOTAL ENERGY		1,606,396,650
FINANCIALS - 17.0%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	48,529	7,096,396
Ameriprise Financial, Inc.	193,199	13,259,247
Arlington Asset Investment Corp.	9,211	237,644
Artio Global Investors, Inc. Class A	48,721	132,521
Bank of New York Mellon Corp.	1,100,094	29,856,551
BGC Partners, Inc. Class A	92,324	394,223
BlackRock, Inc. Class A	116,972	28,044,037
Calamos Asset Management, Inc. Class A	22,184	248,017
Charles Schwab Corp.	1,009,176	16,389,018
CIFI Corp. (a)	3,896	32,960
Cohen & Steers, Inc.	17,375	572,854
Cowen Group, Inc. Class A (a)	80,174	209,254
Diamond Hill Investment Group, Inc.	1,102	82,672
Duff & Phelps Corp. Class A	22,401	348,112
E*TRADE Financial Corp. (a)	224,502	2,404,416
Eaton Vance Corp. (non-vtg.) (d)	104,783	4,001,663
Epoch Holding Corp.	13,351	373,160
Evercore Partners, Inc. Class A	25,847	1,051,973
FBR Capital Markets Corp. (a)	11,471	202,578
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,868,885
Financial Engines, Inc.	37,117	1,212,984
Franklin Resources, Inc.	129,776	18,330,860
FXCM, Inc. Class A (d)	51,378	675,621
GAMCO Investors, Inc. Class A	6,083	325,441
GFI Group, Inc.	69,449	243,766
Gleacher & Co., Inc. (a)	36,175	21,235
Goldman Sachs Group, Inc.	412,530	61,780,493
Greenhill & Co., Inc.	23,725	1,442,006
HFF, Inc.	24,812	455,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
ICG Group, Inc. (a)	32,808	$ 427,488
Institutional Financial Markets, Inc.	6,881	18,923
INTL FCStone, Inc. (a)(d)	15,053	268,546
Invesco Ltd.	400,700	10,734,753
Investment Technology Group, Inc. (a)	55,680	674,285
Janus Capital Group, Inc. (d)	187,399	1,735,315
JMP Group, Inc.	11,989	71,335
Knight Capital Group, Inc. Class A (a)	70,305	260,129
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	55,406
Legg Mason, Inc.	149,276	4,254,366
LPL Financial	55,040	1,735,411
Manning & Napier, Inc.	3,941	58,879
Medallion Financial Corp.	4,309	56,017
Morgan Stanley	1,286,946	29,020,632
Northern Trust Corp.	199,951	10,631,395
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	129,352
Piper Jaffray Companies (a)(d)	20,940	807,656
Pzena Investment Management, Inc.	4,972	31,274
Raymond James Financial, Inc.	100,886	4,426,878
Safeguard Scientifics, Inc. (a)(d)	26,745	404,919
SEI Investments Co.	130,771	3,696,896
State Street Corp.	433,197	24,514,618
Stifel Financial Corp. (a)(d)	43,239	1,493,475
SWS Group, Inc. (a)	24,189	155,051
T. Rowe Price Group, Inc.	236,667	16,848,324
TD Ameritrade Holding Corp. (d)	223,704	4,252,613
Teton Advisors, Inc. (a)	106	2,014
U.S. Global Investments, Inc. Class A	7,637	29,021
Virtus Investment Partners, Inc. (a)(d)	4,798	806,112
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,873,246
Walter Investment Management Corp. (a)	33,105	1,520,182
Westwood Holdings Group, Inc.	3,640	150,514
WisdomTree Investments, Inc. (a)	96,770	880,607
		314,319,767
Commercial Banks - 3.0%
1st Source Corp.	8,597	202,545
1st United Bancorp, Inc.	20,464	124,421
Access National Corp.	1,270	20,206
ACNB Corp.	3,789	62,746
Alliance Financial Corp.	5,029	223,539
American National Bankshares, Inc.	2,748	55,592
Ameris Bancorp (a)	34,183	474,460
Ames National Corp.	1,209	25,026
Arrow Financial Corp.	15,508	375,914
Associated Banc-Corp.	148,936	2,143,189
BancFirst Corp.	10,611	424,864
Bancorp, Inc., Delaware (a)	28,595	365,158
BancorpSouth, Inc.	84,413	1,291,519

	Shares	Value
Bank of Hawaii Corp.	64,151	$ 3,104,267
Bank of Kentucky Financial Corp.	1,699	45,397
Bank of Marin Bancorp	2,794	105,026
Bank of the Ozarks, Inc. (d)	37,486	1,439,088
BankUnited, Inc.	48,423	1,373,276
Banner Bank	13,068	388,250
Bar Harbor Bankshares	2,686	95,756
BB&T Corp.	654,452	19,869,163
BBCN Bancorp, Inc.	67,581	836,653
BCB Bancorp, Inc.	2,814	26,958
BOK Financial Corp.	38,531	2,289,897
Boston Private Financial Holdings, Inc.	63,942	583,790
Bridge Bancorp, Inc.	540	11,372
Bridge Capital Holdings (a)	1,107	16,849
Bryn Mawr Bank Corp.	9,420	216,095
BSB Bancorp, Inc. (a)	6,958	91,846
C & F Financial Corp.	573	22,891
Camden National Corp.	1,850	62,697
Capital Bank Financial Corp. Series A	10,674	197,469
Capital City Bank Group, Inc. (a)(d)	7,146	81,822
CapitalSource, Inc.	188,339	1,695,051
Cardinal Financial Corp.	22,155	352,929
Cascade Bancorp (a)(d)	4,186	25,242
Cathay General Bancorp	74,072	1,443,663
Center Bancorp, Inc.	6,904	85,610
Centerstate Banks of Florida, Inc.	6,387	54,098
Central Pacific Financial Corp. (a)(d)	26,089	404,119
Century Bancorp, Inc. Class A (non-vtg.)	686	22,638
Chemical Financial Corp.	26,904	658,879
CIT Group, Inc. (a)	188,005	7,869,889
Citizens & Northern Corp.	8,777	171,152
Citizens Republic Bancorp, Inc. (a)	39,789	819,653
City Holding Co. (d)	22,173	840,800
City National Corp. (d)	45,217	2,568,778
CNB Financial Corp., Pennsylvania	7,083	119,349
CoBiz, Inc.	39,972	331,368
Columbia Banking Systems, Inc. (d)	29,815	596,300
Comerica, Inc.	181,563	6,242,136
Commerce Bancshares, Inc.	76,716	2,922,112
Community Bank System, Inc.	29,335	846,901
Community Trust Bancorp, Inc.	13,652	465,943
CU Bancorp (a)	6,814	83,812
Cullen/Frost Bankers, Inc.	71,142	4,308,360
CVB Financial Corp. (d)	84,778	898,647
Eagle Bancorp, Inc., Maryland (a)(d)	16,194	351,410
East West Bancorp, Inc.	172,545	4,244,607
Eastern Virginia Bankshares, Inc. (a)	821	5,492
Enterprise Bancorp, Inc.	803	12,760
Enterprise Financial Services Corp.	12,168	170,109
Farmers National Banc Corp.	14,652	91,575
Fidelity Southern Corp.	3,363	37,329
Fifth Third Bancorp	855,912	13,557,646
Financial Institutions, Inc.	12,700	253,111
First Bancorp, North Carolina	9,193	122,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, Puerto Rico (a)(d)	46,129	$ 252,326
First Busey Corp. (d)	50,381	226,715
First California Financial Group, Inc. (a)	10,516	84,549
First Citizen Bancshares, Inc.	5,973	1,072,452
First Commonwealth Financial Corp.	74,665	542,815
First Community Bancshares, Inc.	8,561	133,723
First Connecticut Bancorp, Inc.	11,897	170,246
First Financial Bancorp, Ohio	41,951	643,109
First Financial Bankshares, Inc. (d)	43,848	1,955,621
First Financial Corp., Indiana	8,837	271,738
First Financial Service Corp. (a)	2,521	8,092
First Horizon National Corp.	203,894	2,167,393
First Interstate Bancsystem, Inc.	19,621	358,476
First M&F Corp.	2,170	29,751
First Merchants Corp.	25,012	371,928
First Midwest Bancorp, Inc., Delaware	83,782	1,047,275
First Niagara Financial Group, Inc.	297,749	2,435,587
First of Long Island Corp.	1,768	50,512
First Republic Bank	67,611	2,464,421
First United Corp. (a)	3,018	24,204
FirstMerit Corp. (d)	97,649	1,476,453
FNB Corp., Pennsylvania	105,430	1,197,685
FNB United Corp. (a)	6,555	66,599
Fulton Financial Corp. (d)	187,360	2,126,536
German American Bancorp, Inc.	4,623	100,596
Glacier Bancorp, Inc.	63,024	1,099,139
Great Southern Bancorp, Inc.	6,815	163,628
Guaranty Bancorp (a)	13,950	28,179
Hampton Roads Bankshares, Inc. (a)(d)	89,921	118,696
Hancock Holding Co.	79,232	2,392,806
Hanmi Financial Corp. (a)	26,311	447,024
Hawthorn Bancshares, Inc.	1,439	14,606
Heartland Financial USA, Inc.	8,878	208,988
Heritage Commerce Corp. (a)	14,712	99,453
Heritage Financial Corp., Washington	12,768	176,837
Heritage Oaks Bancorp (a)	3,340	18,771
Home Bancshares, Inc.	25,101	849,669
HomeTrust Bancshares, Inc. (d)	20,129	310,993
Horizon Bancorp Industries	706	14,318
Hudson Valley Holding Corp.	14,551	220,884
Huntington Bancshares, Inc.	815,715	5,734,476
IBERIABANK Corp. (d)	26,893	1,350,029
Independent Bank Corp. (a)	1,144	6,761
Independent Bank Corp., Massachusetts (d)	25,945	822,197
International Bancshares Corp. (d)	64,813	1,312,463
Intervest Bancshares Corp. Class A (a)	6,160	33,449
Investors Bancorp, Inc.	53,522	945,734
KeyCorp	879,084	8,254,599
Lakeland Bancorp, Inc.	23,579	226,594
Lakeland Financial Corp.	13,545	334,832

	Shares	Value
M&T Bank Corp.	113,824	$ 11,620,292
Macatawa Bank Corp. (a)(d)	22,839	111,683
MainSource Financial Group, Inc.	13,271	185,794
MB Financial, Inc.	47,874	1,135,093
MBT Financial Corp. (a)	1,548	5,619
Merchants Bancshares, Inc.	5,246	151,295
Metro Bancorp, Inc. (a)	11,557	192,424
Metrocorp Bancshares, Inc. (a)	6,201	64,118
Midsouth Bancorp, Inc.	5,240	80,015
National Bank Holdings Corp.	12,034	217,695
National Bankshares, Inc.	5,803	195,793
National Penn Bancshares, Inc. (d)	120,787	1,183,713
NBT Bancorp, Inc.	33,888	693,348
NewBridge Bancorp (a)	7,211	42,401
North Valley Bancorp (a)	849	14,408
Northrim Bancorp, Inc.	2,935	63,807
Old National Bancorp, Indiana	98,018	1,323,243
Old Second Bancorp, Inc. (a)(d)	18,605	63,257
OmniAmerican Bancorp, Inc. (a)	6,877	179,215
Oriental Financial Group, Inc. (d)	40,168	614,972
Orrstown Financial Services, Inc. (a)	5,669	80,216
Pacific Continental Corp.	3,048	32,400
Pacific Mercantile Bancorp (a)	9,641	57,460
Pacific Premier Bancorp, Inc. (a)	35	419
PacWest Bancorp (d)	32,508	888,444
Park National Corp. (d)	11,650	768,667
Park Sterling Corp. (a)	28,617	162,545
Penns Woods Bancorp, Inc. (d)	1,028	41,603
Peoples Bancorp, Inc.	3,334	72,248
Peoples Financial Corp., Mississippi	2,667	32,057
Pinnacle Financial Partners, Inc. (a)(d)	30,086	653,167
PNC Financial Services Group, Inc.	496,403	30,970,583
Popular, Inc. (a)	112,654	3,145,300
Preferred Bank, Los Angeles (a)	1,131	18,232
Premier Financial Bancorp, Inc.	115	1,340
PrivateBancorp, Inc.	92,031	1,648,275
Prosperity Bancshares, Inc. (d)	49,088	2,264,920
Regions Financial Corp.	1,378,520	10,545,678
Renasant Corp. (d)	22,516	495,577
Republic Bancorp, Inc., Kentucky Class A	18,205	393,956
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,861
S&T Bancorp, Inc.	32,238	582,218
S.Y. Bancorp, Inc.	6,551	148,380
Sandy Spring Bancorp, Inc.	13,803	267,226
SCBT Financial Corp. (d)	10,493	499,677
Seacoast Banking Corp., Florida (a)	25,630	52,798
Shore Bancshares, Inc.	2,958	19,759
Sierra Bancorp	3,618	45,804
Signature Bank (a)(d)	42,555	3,160,560
Simmons First National Corp. Class A	10,951	275,308
Southside Bancshares, Inc.	12,735	272,147
Southwest Bancorp, Inc., Oklahoma (a)(d)	15,446	200,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
State Bank Financial Corp.	26,469	$ 420,857
StellarOne Corp.	11,962	184,095
Sterling Bancorp, New York	27,642	281,119
Sterling Financial Corp.	40,387	855,397
Suffolk Bancorp (a)	15,697	221,014
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	175,687
SunTrust Banks, Inc.	510,552	14,086,130
Susquehanna Bancshares, Inc. (d)	163,794	1,904,924
SVB Financial Group (a)	38,629	2,590,461
Synovus Financial Corp. (d)	1,042,950	2,649,093
Taylor Capital Group, Inc. (a)(d)	9,976	164,903
TCF Financial Corp.	168,588	2,316,399
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,879,978
The First Bancorp, Inc.	2,896	50,188
Tompkins Financial Corp.	6,518	270,041
TowneBank (d)	18,594	270,357
Trico Bancshares	12,062	205,657
Trustmark Corp.	94,171	2,156,516
U.S. Bancorp	1,760,333	59,816,115
UMB Financial Corp.	29,731	1,355,436
Umpqua Holdings Corp. (d)	89,344	1,121,267
Union/First Market Bankshares Corp.	16,413	297,896
United Bankshares, Inc., West Virginia (d)	35,646	926,796
United Community Banks, Inc., Georgia (a)	43,617	469,755
Univest Corp. of Pennsylvania	10,023	166,282
Valley National Bancorp (d)	184,448	1,850,013
Virginia Commerce Bancorp, Inc. (a)	37,552	509,205
Washington Banking Co., Oak Harbor	5,615	77,150
Washington Trust Bancorp, Inc.	15,489	409,529
Webster Financial Corp.	85,199	1,876,082
Wells Fargo & Co.	4,595,089	161,195,722
WesBanco, Inc.	21,334	499,002
West Bancorp., Inc.	1,202	13,306
West Coast Bancorp	13,663	321,081
Westamerica Bancorp.	22,409	991,598
Western Alliance Bancorp. (a)(d)	61,889	823,124
Wilshire Bancorp, Inc. (a)	41,540	243,840
Wintrust Financial Corp. (d)	33,573	1,225,415
Zions Bancorporation	180,863	4,366,033
		478,962,888
Consumer Finance - 0.8%
American Express Co.	908,418	56,458,179
Asset Acceptance Capital Corp. (a)	10,832	57,085
Asta Funding, Inc.	4,468	42,982
Atlanticus Holdings Corp. (a)(d)	35,598	115,338
Capital One Financial Corp.	541,201	27,617,487
Cash America International, Inc. (d)	23,667	1,198,497
Consumer Portfolio Services, Inc. (a)(d)	2,464	20,328
Credit Acceptance Corp. (a)	9,077	1,003,281

	Shares	Value
DFC Global Corp. (a)(d)	43,285	$ 808,564
Discover Financial Services	473,884	18,258,751
Encore Capital Group, Inc. (a)(d)	16,160	477,528
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	1,000,002
First Cash Financial Services, Inc. (a)(d)	28,920	1,530,157
First Marblehead Corp. (a)(d)	51,880	45,551
Green Dot Corp. Class A (a)	44,284	620,862
Imperial Holdings, Inc. (a)(d)	16,708	66,832
Nelnet, Inc. Class A	22,213	737,027
Netspend Holdings, Inc. (a)	44,711	708,669
Portfolio Recovery Associates, Inc. (a)(d)	16,868	1,972,291
SLM Corp.	416,481	7,900,645
World Acceptance Corp. (a)(d)	15,268	1,201,592
		121,841,648
Diversified Financial Services - 3.0%
Bank of America Corp.	10,096,598	113,384,796
CBOE Holdings, Inc.	75,768	2,721,587
Citigroup, Inc.	2,746,452	115,268,590
CME Group, Inc.	287,473	17,196,635
Gain Capital Holdings, Inc.	15,735	69,863
Interactive Brokers Group, Inc.	35,966	529,060
IntercontinentalExchange, Inc. (a)(d)	65,579	10,152,941
JPMorgan Chase & Co.	3,552,220	173,774,602
Leucadia National Corp. (d)	274,854	7,393,573
Life Partners Holdings, Inc. (d)	18,668	74,299
MarketAxess Holdings, Inc. (d)	38,326	1,497,014
Marlin Business Services Corp.	13,319	252,395
McGraw-Hill Companies, Inc.	257,711	11,996,447
MicroFinancial, Inc.	86	634
Moody's Corp. (d)	180,684	8,683,673
MSCI, Inc. Class A (a)(d)	121,379	4,021,286
NewStar Financial, Inc. (a)(d)	27,065	366,189
NYSE Euronext	235,811	8,791,034
PHH Corp. (a)(d)	45,131	948,202
PICO Holdings, Inc. (a)(d)	18,345	394,601
Resource America, Inc. Class A	2,362	21,045
The NASDAQ Stock Market, Inc.	124,702	3,948,065
Vector Capital Corp. rights (a)	4,280	0
		481,486,531
Insurance - 4.2%
ACE Ltd.	311,412	26,591,471
AFLAC, Inc.	437,110	21,833,645
Alleghany Corp.	16,625	6,282,089
Allied World Assurance Co. Holdings Ltd.	33,827	2,970,349
Allstate Corp.	443,988	20,432,328
American Equity Investment Life Holding Co. (d)	51,311	712,197
American Financial Group, Inc.	76,865	3,378,985
American International Group, Inc. (a)	1,380,642	52,478,202
American National Insurance Co.	11,975	962,431
American Safety Insurance Group Ltd. (a)	2,651	61,053
Amerisafe, Inc. (d)	28,834	940,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc. (d)	26,184	$ 870,618
Aon PLC	293,587	17,935,230
Arch Capital Group Ltd. (a)(d)	122,181	6,001,531
Argo Group International Holdings, Ltd.	29,792	1,131,500
Arthur J. Gallagher & Co.	116,853	4,496,503
Aspen Insurance Holdings Ltd.	68,795	2,466,989
Assurant, Inc.	95,115	3,993,879
Assured Guaranty Ltd.	183,926	3,433,898
Axis Capital Holdings Ltd.	106,761	4,348,376
Baldwin & Lyons, Inc. Class B	5,084	118,406
Berkshire Hathaway, Inc. Class B (a)	1,707,202	174,407,756
Brown & Brown, Inc.	116,705	3,501,150
Cincinnati Financial Corp.	161,273	7,258,898
Citizens, Inc. Class A (a)(d)	31,937	293,501
CNA Financial Corp.	51,802	1,633,835
CNO Financial Group, Inc.	187,983	2,056,534
Crawford & Co. Class B	10,464	86,433
Donegal Group, Inc. Class A	4,528	65,294
Eastern Insurance Holdings, Inc.	901	16,777
eHealth, Inc. (a)	26,343	409,107
EMC Insurance Group	5,816	149,704
Employers Holdings, Inc.	36,335	763,398
Endurance Specialty Holdings Ltd. (d)	33,058	1,455,874
Enstar Group Ltd. (a)	9,122	1,143,351
Erie Indemnity Co. Class A	24,672	1,805,990
Everest Re Group Ltd.	47,316	5,896,047
FBL Financial Group, Inc. Class A	12,986	471,911
Federated National Holding Co.	1,278	7,272
Fidelity National Financial, Inc. Class A	187,810	4,683,981
First Acceptance Corp. (a)	4,055	4,663
First American Financial Corp.	99,791	2,423,923
Fortegra Financial Corp. (a)	10,670	96,564
Genworth Financial, Inc. Class A (a)	453,375	3,871,823
Global Indemnity PLC (a)	13,709	316,678
Greenlight Capital Re, Ltd. (a)(d)	17,063	409,171
Hallmark Financial Services, Inc. (a)	10,337	93,653
Hanover Insurance Group, Inc.	48,173	2,056,024
Hartford Financial Services Group, Inc. (d)	404,630	9,553,314
HCC Insurance Holdings, Inc.	77,118	3,084,720
Health Insurance Innovations	4,900	61,201
Hilltop Holdings, Inc. (a)(d)	54,392	698,393
Homeowners Choice, Inc. (d)	3,589	72,354
Horace Mann Educators Corp.	37,921	775,864
Independence Holding Co.	16,014	151,973
Infinity Property & Casualty Corp.	13,372	751,373
Investors Title Co.	1,086	71,600
Kansas City Life Insurance Co.	2,863	106,847
Kemper Corp.	45,013	1,424,211
Lincoln National Corp.	257,619	7,610,065
Loews Corp.	308,435	13,296,633

	Shares	Value
Maiden Holdings Ltd.	73,970	$ 745,618
Markel Corp. (a)	8,688	4,200,214
Marsh & McLennan Companies, Inc.	499,497	18,551,319
MBIA, Inc. (a)(d)	133,617	1,292,076
Meadowbrook Insurance Group, Inc.	46,791	328,941
Mercury General Corp.	32,057	1,246,056
MetLife, Inc.	1,021,419	36,199,089
Montpelier Re Holdings Ltd.	62,043	1,533,703
National Financial Partners Corp. (a)(d)	57,169	1,123,943
National Interstate Corp.	7,859	261,548
National Western Life Insurance Co. Class A (d)	2,078	338,423
Navigators Group, Inc. (a)	15,156	851,161
Old Republic International Corp.	205,421	2,467,106
OneBeacon Insurance Group Ltd.	20,572	275,048
PartnerRe Ltd.	55,220	4,927,833
Phoenix Companies, Inc. (a)	3,067	76,982
Platinum Underwriters Holdings Ltd.	32,909	1,740,228
Primerica, Inc.	38,359	1,207,158
Principal Financial Group, Inc.	266,275	8,416,953
ProAssurance Corp.	50,156	2,351,815
Progressive Corp. (d)	507,847	12,371,153
Protective Life Corp.	78,222	2,496,846
Prudential Financial, Inc.	429,423	23,863,036
Reinsurance Group of America, Inc.	67,866	3,902,295
RenaissanceRe Holdings Ltd.	38,496	3,366,090
RLI Corp.	13,036	898,702
Safety Insurance Group, Inc.	14,899	700,253
Selective Insurance Group, Inc.	42,720	950,093
StanCorp Financial Group, Inc. (d)	37,431	1,490,128
State Auto Financial Corp.	6,222	104,530
Stewart Information Services Corp. (d)	21,434	496,197
Symetra Financial Corp.	63,181	832,094
The Chubb Corp.	243,401	20,452,986
The Travelers Companies, Inc.	352,417	28,341,375
Torchmark Corp.	96,240	5,407,726
Tower Group, Inc.	56,423	1,052,289
United Fire Group, Inc.	20,054	492,927
Universal Insurance Holdings, Inc.	15,547	68,251
Unum Group	290,729	7,114,139
Validus Holdings Ltd.	96,782	3,448,343
W.R. Berkley Corp.	93,123	3,864,605
White Mountains Insurance Group Ltd.	5,736	3,240,840
XL Group PLC Class A	291,212	8,340,312
		655,908,529
Real Estate Investment Trusts - 3.6%
Acadia Realty Trust (SBI) (d)	43,554	1,172,474
AG Mortgage Investment Trust, Inc.	18,957	497,242
Agree Realty Corp.	17,794	499,478
Alexanders, Inc.	2,701	876,475
Alexandria Real Estate Equities, Inc.	58,761	4,180,258
American Assets Trust, Inc.	30,756	929,754
American Campus Communities, Inc.	100,126	4,525,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp. (d)	317,049	$ 10,056,794
American Capital Mortgage Investment Corp.	52,567	1,350,972
American Realty Capital Properties, Inc.	7,446	98,511
American Tower Corp.	369,121	28,643,790
Annaly Capital Management, Inc. (d)	903,030	13,987,935
Anworth Mortgage Asset Corp. (d)	251,516	1,534,248
Apartment Investment & Management Co. Class A	129,351	3,831,377
Apollo Commercial Real Estate Finance, Inc.	23,002	396,785
Apollo Residential Mortgage, Inc.	12,502	279,795
Arbor Realty Trust, Inc.	29,871	236,578
Ares Commercial Real Estate Corp.	17,618	300,035
Armour Residential REIT, Inc.	350,513	2,344,932
Ashford Hospitality Trust, Inc. (d)	69,895	822,664
Associated Estates Realty Corp. (d)	41,987	733,933
AvalonBay Communities, Inc.	106,629	13,310,498
BioMed Realty Trust, Inc. (d)	156,049	3,295,755
Boston Properties, Inc.	141,720	14,721,874
Brandywine Realty Trust (SBI) (d)	117,771	1,619,351
BRE Properties, Inc.	68,958	3,352,048
BRT Realty Trust (a)	5,568	41,259
Camden Property Trust (SBI)	76,966	5,321,429
Campus Crest Communities, Inc. (d)	32,807	411,400
Capital Trust, Inc. Class A	26,388	59,637
CapLease, Inc.	46,796	279,840
Capstead Mortgage Corp.	68,354	857,159
CBL & Associates Properties, Inc. (d)	132,387	3,010,480
Cedar Shopping Centers, Inc.	59,877	343,694
Chatham Lodging Trust	14,263	234,769
Chesapeake Lodging Trust	44,367	955,222
Chimera Investment Corp.	1,225,514	3,652,032
Colonial Properties Trust (SBI) (d)	73,570	1,586,169
Colony Financial, Inc.	46,259	1,024,637
CommonWealth REIT (d)	92,858	2,344,665
Coresite Realty Corp.	24,333	788,389
Corporate Office Properties Trust (SBI) (d)	70,447	1,822,464
Cousins Properties, Inc. (d)	110,370	1,072,796
Crexus Investment Corp.	67,523	898,731
CubeSmart (d)	102,102	1,504,983
CyrusOne, Inc.	16,200	345,222
Cys Investments, Inc. (d)	154,865	1,836,699
DCT Industrial Trust, Inc. (d)	235,284	1,708,162
DDR Corp.	287,291	4,961,516
DiamondRock Hospitality Co.	161,462	1,443,470
Digital Realty Trust, Inc.	112,771	7,553,402
Douglas Emmett, Inc. (d)	131,928	3,233,555
Duke Realty LP (d)	288,029	4,654,549
DuPont Fabros Technology, Inc. (d)	100,616	2,330,267
EastGroup Properties, Inc. (d)	24,180	1,373,666

	Shares	Value
Education Realty Trust, Inc.	93,993	$ 1,025,464
EPR Properties (d)	65,817	3,211,211
Equity Lifestyle Properties, Inc.	37,774	2,783,566
Equity One, Inc.	59,709	1,403,759
Equity Residential (SBI)	300,187	16,522,292
Essex Property Trust, Inc. (d)	31,185	4,646,253
Excel Trust, Inc. (d)	30,162	380,343
Extra Space Storage, Inc.	91,185	3,413,966
Federal Realty Investment Trust (SBI)	65,716	6,979,696
FelCor Lodging Trust, Inc. (a)	200,216	1,005,084
First Industrial Realty Trust, Inc. (d)	73,033	1,159,034
First Potomac Realty Trust (d)	52,713	744,835
Franklin Street Properties Corp. (d)	68,554	942,618
General Growth Properties, Inc. (d)	418,652	8,012,999
Getty Realty Corp. (d)	23,628	469,725
Gladstone Commercial Corp.	10,709	203,043
Glimcher Realty Trust (d)	117,715	1,325,471
Government Properties Income Trust (d)	38,181	1,010,269
Gramercy Capital Corp. (a)	85,386	326,175
Gyrodyne Co. of America, Inc.	302	22,475
Hatteras Financial Corp.	121,103	3,232,239
HCP, Inc.	421,332	20,594,708
Health Care REIT, Inc.	238,305	15,284,883
Healthcare Realty Trust, Inc. (d)	75,869	2,018,115
Healthcare Trust of America, Inc.	41,271	473,791
Hersha Hospitality Trust	166,640	934,850
Highwoods Properties, Inc. (SBI) (d)	58,977	2,152,661
Home Properties, Inc.	43,481	2,714,084
Hospitality Properties Trust (SBI) (d)	104,935	2,801,765
Host Hotels & Resorts, Inc.	659,203	10,988,914
Hudson Pacific Properties, Inc.	39,210	884,970
Inland Real Estate Corp.	58,987	569,814
Invesco Mortgage Capital, Inc. (d)	122,202	2,568,686
Investors Real Estate Trust (d)	69,850	664,274
iStar Financial, Inc. (a)	71,516	714,445
JAVELIN Mortgage Investment Corp.	7,375	141,453
Kilroy Realty Corp.	69,106	3,646,033
Kimco Realty Corp. (d)	365,383	7,954,388
Kite Realty Group Trust	62,068	409,028
LaSalle Hotel Properties (SBI)	89,618	2,275,401
Lexington Corporate Properties Trust (d)	130,150	1,491,519
Liberty Property Trust (SBI) (d)	101,740	3,946,495
LTC Properties, Inc.	26,907	1,037,803
Mack-Cali Realty Corp. (d)	78,978	2,241,396
Medical Properties Trust, Inc.	109,056	1,583,493
MFA Financial, Inc.	335,157	2,976,194
MHI Hospitality Corp.	2,721	11,673
Mid-America Apartment Communities, Inc. (d)	43,592	3,027,028
Monmouth Real Estate Investment Corp. Class A	35,864	400,242
MPG Office Trust, Inc. (a)(d)	145,580	377,052
National Health Investors, Inc. (d)	21,683	1,405,058
National Retail Properties, Inc. (d)	95,841	3,301,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New York Mortgage Trust, Inc. (d)	42,080	$ 296,243
NorthStar Realty Finance Corp.	126,141	1,128,962
Omega Healthcare Investors, Inc. (d)	98,005	2,743,160
One Liberty Properties, Inc.	11,261	244,589
Parkway Properties, Inc.	31,704	536,115
Pebblebrook Hotel Trust (d)	47,465	1,134,888
Pennsylvania Real Estate Investment Trust (SBI)	54,751	988,256
PennyMac Mortgage Investment Trust (d)	49,995	1,270,873
Piedmont Office Realty Trust, Inc. Class A (d)	148,914	2,927,649
Plum Creek Timber Co., Inc.	155,723	7,552,566
PMC Commercial Trust	8,500	59,585
Post Properties, Inc.	47,292	2,257,720
Potlatch Corp.	34,281	1,508,707
Power (REIT)	718	7,611
Prologis, Inc.	433,925	16,897,040
PS Business Parks, Inc.	16,465	1,218,245
Public Storage	135,985	20,562,292
RAIT Financial Trust	83,839	606,994
Ramco-Gershenson Properties Trust (SBI)	36,987	584,395
Rayonier, Inc. (d)	116,685	6,519,191
Realty Income Corp.	165,752	7,566,579
Redwood Trust, Inc.	89,769	1,818,720
Regency Centers Corp. (d)	90,033	4,670,912
Resource Capital Corp.	86,728	589,750
Retail Opportunity Investments Corp. (d)	70,350	908,219
Retail Properties America, Inc. (d)	28,399	420,305
RLJ Lodging Trust	96,663	2,067,622
Rouse Properties, Inc. (d)	17,327	287,801
Ryman Hospitality Properties, Inc. (d)	46,451	2,078,682
Sabra Health Care REIT, Inc. (d)	44,632	1,179,624
Saul Centers, Inc.	11,025	482,454
Select Income (REIT)	15,485	430,638
Senior Housing Properties Trust (SBI)	173,790	4,360,391
Silver Bay Realty Trust Corp. (d)	15,000	306,300
Simon Property Group, Inc.	289,740	46,028,096
SL Green Realty Corp. (d)	83,735	6,834,451
Sovran Self Storage, Inc.	24,309	1,478,960
Spirit Realty Capital, Inc. (d)	28,497	567,660
Stag Industrial, Inc. (d)	38,576	818,197
Starwood Property Trust, Inc.	118,310	3,306,765
Strategic Hotel & Resorts, Inc. (a)	334,781	2,437,206
Summit Hotel Properties, Inc.	38,502	369,619
Sun Communities, Inc.	36,167	1,682,851
Sunstone Hotel Investors, Inc. (a)	148,041	1,677,305
Supertel Hospitality, Inc., Maryland (a)	5,631	6,363
Tanger Factory Outlet Centers, Inc. (d)	79,590	2,808,731
Taubman Centers, Inc. (d)	52,569	4,033,094
Terreno Realty Corp.	12,136	217,234
The Geo Group, Inc.	66,308	2,290,278

	Shares	Value
The Macerich Co. (d)	126,640	$ 7,612,330
Two Harbors Investment Corp.	262,968	3,381,768
UDR, Inc. (d)	225,065	5,370,051
UMH Properties, Inc.	10,346	103,667
Universal Health Realty Income Trust (SBI) (d)	13,491	770,471
Urstadt Biddle Properties, Inc. Class A	26,585	561,741
Ventas, Inc.	276,442	19,566,565
Vornado Realty Trust	159,312	12,778,416
Washington (REIT) (SBI)	61,934	1,714,952
Weingarten Realty Investors (SBI)	108,015	3,310,660
Western Asset Mortgage Capital Corp.	17,996	386,734
Weyerhaeuser Co.	503,112	14,796,524
Whitestone REIT Class B	2,558	37,731
Winthrop Realty Trust	19,884	249,544
WP Carey, Inc. (d)	56,109	3,343,535
ZAIS Financial Corp. (d)	6,000	120,420
		572,536,966
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	43,253	1,523,803
American Spectrum Realty, Inc. (a)	1,984	3,789
AV Homes, Inc. (a)	12,051	181,006
CBRE Group, Inc. (a)	275,685	6,663,306
Consolidated-Tomoka Land Co. (d)	2,432	82,810
Forest City Enterprises, Inc. Class A (a)(d)	131,291	2,105,908
Forestar Group, Inc. (a)(d)	31,999	557,423
Howard Hughes Corp. (a)	24,658	1,893,488
Jones Lang LaSalle, Inc.	35,580	3,438,451
Kennedy-Wilson Holdings, Inc. (d)	35,815	575,547
Maui Land & Pineapple, Inc. (a)	31,310	125,866
Realogy Holdings Corp.	39,674	1,779,379
Tejon Ranch Co. (a)	11,342	332,321
The St. Joe Co. (a)(d)	111,664	2,490,107
Thomas Properties Group, Inc.	22,789	118,731
Transcontinental Realty Investors, Inc. (a)	20,697	106,797
Zillow, Inc. (a)(d)	16,135	693,160
ZipRealty, Inc. (a)	19,987	76,750
		22,748,642
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (d)	69,632	681,001
Bank Mutual Corp.	56,001	320,326
BankFinancial Corp.	19,300	154,014
BBX Capital Corp. (a)(d)	18,261	147,549
Beneficial Mutual Bancorp, Inc. (a)	37,525	359,865
Berkshire Hills Bancorp, Inc.	17,169	417,207
BofI Holding, Inc. (a)(d)	11,427	384,747
Brookline Bancorp, Inc., Delaware	86,924	791,008
Camco Financial Corp. (a)	347	1,270
Cape Bancorp, Inc.	2,611	23,734
Capitol Federal Financial, Inc.	173,299	2,050,127
CFS Bancorp, Inc.	688	5,270
Charter Financial Corp., Georgia	1,200	14,772
Chicopee Bancorp, Inc.	1,816	28,584
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Clifton Savings Bancorp, Inc. (d)	15,589	$ 176,156
Dime Community Bancshares, Inc.	51,879	737,201
Doral Financial Corp. (a)	159,443	90,803
ESB Financial Corp.	7,915	108,673
ESSA Bancorp, Inc.	4,298	47,493
EverBank Financial Corp.	16,362	247,066
Farmer Mac Class C (non-vtg.)	8,894	300,173
First Defiance Financial Corp.	6,145	138,385
First Financial Holdings, Inc.	12,257	244,650
First Financial Northwest, Inc. (a)	2,197	17,422
First PacTrust Bancorp, Inc. (d)	4,303	44,192
Flagstar Bancorp, Inc. (a)(d)	37,206	505,630
Flushing Financial Corp.	47,044	743,295
Fox Chase Bancorp, Inc.	14,307	239,213
Franklin Financial Corp./VA	16,347	291,957
HF Financial Corp.	2,735	36,758
Hingham Institution for Savings	1,505	105,290
Home Federal Bancorp, Inc.	9,753	112,160
HomeStreet, Inc.	7,892	197,142
Hudson City Bancorp, Inc.	532,335	4,535,494
IF Bancorp, Inc. (a)	3,112	46,711
Impac Mortgage Holdings, Inc. (a)(d)	5,393	60,941
Kearny Financial Corp.	2,196	21,938
Madison County Financial, Inc. (a)	4,682	75,006
Meridian Interstate Bancorp, Inc. (a)	750	13,568
MGIC Investment Corp. (a)(d)	156,364	465,965
NASB Financial, Inc. (a)	1,203	26,719
Nationstar Mortgage Holdings, Inc. (d)	18,397	708,836
New York Community Bancorp, Inc.	408,522	5,515,047
Northfield Bancorp, Inc.	13,855	157,670
Northwest Bancshares, Inc.	92,094	1,150,254
OceanFirst Financial Corp.	5,851	81,563
Ocwen Financial Corp. (a)	108,754	4,287,083
Oritani Financial Corp.	26,763	393,684
People's United Financial, Inc.	329,770	4,319,987
Peoples Federal Bancshares, Inc.	1,156	20,669
Poage Bankshares, Inc.	2,365	33,228
Provident Financial Holdings, Inc.	3,066	52,429
Provident Financial Services, Inc.	56,391	845,301
Provident New York Bancorp	44,223	397,123
PVF Capital Corp. (a)	11,916	44,447
Radian Group, Inc. (d)	110,991	977,831
Riverview Bancorp, Inc. (a)	6,875	15,263
Rockville Financial, Inc.	5,182	66,641
Security National Financial Corp. Class A	9,669	74,548
Simplicity Bancorp, Inc.	10,338	157,551
Territorial Bancorp, Inc.	13,244	308,850
TFS Financial Corp. (a)	149,374	1,569,921
Timberland Bancorp, Inc.	5,034	41,581
Tree.com, Inc.	3,275	57,083

	Shares	Value
Trustco Bank Corp., New York	73,043	$ 380,554
United Community Financial Corp., Ohio (a)	11,112	37,336
United Financial Bancorp, Inc.	9,158	136,912
ViewPoint Financial Group (d)	25,777	537,450
Walker & Dunlop, Inc. (a)	10,954	232,225
Washington Federal, Inc.	99,759	1,750,770
Westfield Financial, Inc.	28,907	225,186
WSFS Financial Corp.	10,396	493,810
		40,080,308
TOTAL FINANCIALS		2,687,885,279
HEALTH CARE - 11.8%
Biotechnology - 2.0%
Aastrom Biosciences, Inc. (a)	78,454	95,714
ACADIA Pharmaceuticals, Inc. (a)(d)	51,353	311,713
Achillion Pharmaceuticals, Inc. (a)(d)	52,411	424,529
Acorda Therapeutics, Inc. (a)	35,775	1,064,306
ADVENTRX Pharmaceuticals, Inc. (a)(d)	29,390	22,336
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	538,546
Affymax, Inc. (a)(d)	50,245	133,652
Agenus, Inc. (a)(d)	7,526	32,211
Alexion Pharmaceuticals, Inc. (a)	182,104	15,795,701
Alkermes PLC (a)(d)	133,044	2,888,385
Allos Therapeutics, Inc. rights	74,291	1
Alnylam Pharmaceuticals, Inc. (a)	51,923	1,230,056
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	520,001
Amgen, Inc.	719,672	65,785,218
Amicus Therapeutics, Inc. (a)(d)	25,384	68,029
Anacor Pharmaceuticals, Inc. (a)(d)	15,721	54,709
Anthera Pharmaceuticals, Inc. (a)(d)	45,190	27,566
Arena Pharmaceuticals, Inc. (a)(d)	201,800	1,693,102
ARIAD Pharmaceuticals, Inc. (a)(d)	169,376	3,561,977
ArQule, Inc. (a)(d)	65,290	160,613
Array Biopharma, Inc. (a)	101,050	393,085
Arrowhead Research Corp. (a)	3,000	6,450
Astex Pharmaceuticals, Inc. (a)	71,219	232,174
Athersys, Inc. (a)(d)	40,391	61,394
AVEO Pharmaceuticals, Inc. (a)	43,200	288,144
BioCryst Pharmaceuticals, Inc. (a)(d)	40,934	49,121
Biogen Idec, Inc. (a)	221,141	36,784,594
BioMarin Pharmaceutical, Inc. (a)(d)	116,539	6,755,766
BioMimetic Therapeutics, Inc. (a)	29,891	283,666
Biospecifics Technologies Corp. (a)(d)	1,441	22,624
Biota Pharmaceuticals, Inc.	5,848	23,334
BioTime, Inc. (a)(d)	32,076	135,040
Cardium Therapeutics, Inc. (a)(d)	185,107	31,116
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	11,638
Cel-Sci Corp. (a)(d)	283,400	75,044
Celgene Corp. (a)	397,861	41,051,298
Cell Therapeutics, Inc. (a)	40,400	54,136
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	77,285	$ 735,753
Celsion Corp. (a)(d)	34,856	33,810
Cepheid, Inc. (a)(d)	63,653	2,318,879
Chelsea Therapeutics International Ltd. (a)	75,408	119,145
ChemoCentryx, Inc. (d)	4,508	60,813
Cleveland Biolabs, Inc. (a)(d)	35,489	55,008
Clovis Oncology, Inc. (a)(d)	12,909	243,464
Codexis, Inc. (a)	21,294	44,079
Coronado Biosciences, Inc. (a)(d)	10,731	78,551
Cubist Pharmaceuticals, Inc. (a)	68,221	2,894,617
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	51,867	139,522
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	63,755
Cytokinetics, Inc. (d)	74,661	74,512
Cytori Therapeutics, Inc. (a)(d)	69,588	177,449
CytRx Corp. (a)(d)	25,756	54,088
DARA BioSciences, Inc. (a)(d)	8,510	8,595
Dendreon Corp. (a)(d)	131,169	759,469
Discovery Laboratories, Inc. (a)	38,893	95,677
Durata Therapeutics, Inc. (d)	7,156	61,184
Dyax Corp. (a)(d)	62,562	200,824
Dynavax Technologies Corp. (a)(d)	164,055	334,672
Emergent BioSolutions, Inc. (a)	18,513	286,766
EntreMed, Inc. (a)	289	853
Enzon Pharmaceuticals, Inc. (d)	43,430	183,709
Exact Sciences Corp. (a)(d)	55,499	592,729
Exelixis, Inc. (a)(d)	160,939	733,882
Galena Biopharma, Inc. (a)(d)	57,499	109,823
Genomic Health, Inc. (a)(d)	14,126	404,710
GenVec, Inc. (a)	8,140	13,594
Geron Corp. (a)(d)	128,101	187,027
Gilead Sciences, Inc. (a)	1,419,039	60,607,156
GTx, Inc. (a)(d)	19,627	89,303
Halozyme Therapeutics, Inc. (a)(d)	76,082	415,408
Hemispherx Biopharma, Inc. (a)	130,774	28,770
Hyperion Therapeutics, Inc.	5,781	105,445
iBio, Inc. (a)(d)	40,361	25,629
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	362,502
Idera Pharmaceuticals, Inc. (a)	7,737	5,571
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	106,484
ImmunoGen, Inc. (a)(d)	69,033	1,047,231
Immunomedics, Inc. (a)(d)	54,782	125,999
Incyte Corp. (a)(d)	120,183	2,668,063
Infinity Pharmaceuticals, Inc. (a)(d)	35,540	1,467,447
Inovio Pharmaceuticals, Inc. (a)(d)	88,089	60,781
Insmed, Inc. (a)(d)	12,114	74,622
Intercept Pharmaceuticals, Inc.	4,951	193,188
InterMune, Inc. (a)	73,941	655,857
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,886	1,132,978

	Shares	Value
Isis Pharmaceuticals, Inc. (a)(d)	87,255	$ 1,282,649
IsoRay, Inc. (a)	31,040	16,420
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	424,907
KYTHERA Biopharmaceuticals, Inc.	4,269	111,250
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	950,224
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	344,148
Lpath, Inc. (a)	7,871	33,373
MannKind Corp. (a)(d)	137,962	353,183
Maxygen, Inc.	47,150	115,046
Medgenics, Inc. (a)	4,479	22,395
Medivation, Inc. (a)(d)	72,462	3,560,783
Merrimack Pharmaceuticals, Inc.	9,271	59,334
Metabolix, Inc. (a)(d)	41,636	101,175
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	548,279
Myriad Genetics, Inc. (a)	72,302	1,837,917
Nanosphere, Inc. (a)(d)	36,229	70,647
Neuralstem, Inc. (a)(d)	54,208	57,460
Neurocrine Biosciences, Inc. (a)	50,654	535,919
NewLink Genetics Corp. (a)(d)	12,482	146,913
Novavax, Inc. (a)	79,584	144,843
NPS Pharmaceuticals, Inc. (a)	67,196	536,224
OncoGenex Pharmaceuticals, Inc. (a)	10,565	125,618
Oncothyreon, Inc. (a)(d)	43,661	90,378
Onyx Pharmaceuticals, Inc. (a)(d)	66,929	5,040,423
Opexa Therapeutics, Inc. (a)(d)	5,726	10,994
Opko Health, Inc. (a)(d)	116,016	805,151
Orexigen Therapeutics, Inc. (a)	56,897	339,106
Osiris Therapeutics, Inc. (a)(d)	18,170	119,559
OXiGENE, Inc. (a)	561	2,311
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	7,690
Palatin Technologies, Inc. (a)	9,275	5,657
PDL BioPharma, Inc. (d)	108,271	773,055
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	110,373
Pharmacyclics, Inc. (a)(d)	52,344	4,594,756
PharmAthene, Inc. (a)(d)	51,372	66,784
Progenics Pharmaceuticals, Inc. (a)	25,311	66,821
Puma Biotechnology, Inc. (d)	7,873	202,415
Raptor Pharmaceutical Corp. (a)(d)	28,926	143,762
Regeneron Pharmaceuticals, Inc. (a)(d)	70,954	11,849,318
Regulus Therapeutics, Inc. (d)	11,075	57,036
Repligen Corp. (a)(d)	22,058	137,421
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	13,950
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	507,226
Sangamo Biosciences, Inc. (a)(d)	44,798	456,492
Sarepta Therapeutics, Inc. (a)(d)	28,140	823,658
Savient Pharmaceuticals, Inc. (a)(d)	88,045	82,762
Seattle Genetics, Inc. (a)(d)	102,878	2,894,987
SIGA Technologies, Inc. (a)(d)	72,968	312,303
Spectrum Pharmaceuticals, Inc. (d)	41,659	474,913
StemCells, Inc. (a)(d)	19,840	33,926
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	170,396
Synageva BioPharma Corp. (a)(d)	8,009	400,210
Synergy Pharmaceuticals, Inc. (a)(d)	58,693	321,051
Synta Pharmaceuticals Corp. (a)	35,423	304,284
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synthetic Biologics, Inc. (a)(d)	46,314	$ 79,660
Targacept, Inc. (a)(d)	18,977	82,170
Telik, Inc. (a)	380	616
Theravance, Inc. (a)(d)	59,496	1,207,174
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	175,116
Tranzyme, Inc. (a)	10,681	5,652
Trius Therapeutics, Inc. (a)(d)	26,469	138,962
Trovagene, Inc. (a)(d)	4,592	28,241
United Therapeutics Corp. (a)(d)	48,248	2,885,713
Vanda Pharmaceuticals, Inc. (a)	44,094	165,793
Verastem, Inc. (a)	2,425	22,844
Vertex Pharmaceuticals, Inc. (a)(d)	205,323	9,613,223
Vical, Inc. (a)(d)	65,666	210,131
XOMA Corp. (a)(d)	72,501	196,478
Zalicus, Inc. (a)(d)	104,856	68,366
ZIOPHARM Oncology, Inc. (a)(d)	79,220	350,945
		318,735,341
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (d)	23,291	988,004
Abbott Laboratories	1,474,067	49,808,724
Abiomed, Inc. (a)(d)	36,354	583,118
Accuray, Inc. (a)(d)	37,835	161,555
Alere, Inc. (a)	62,700	1,427,052
Align Technology, Inc. (a)(d)	70,000	2,200,800
Alphatec Holdings, Inc. (a)	36,801	59,986
Analogic Corp. (d)	12,756	946,368
Angiodynamics, Inc. (a)(d)	26,377	326,811
Anika Therapeutics, Inc. (a)	9,287	115,623
Antares Pharma, Inc. (a)(d)	97,369	334,949
ArthroCare Corp. (a)	20,678	722,076
Atossa Genetics, Inc.	789	5,050
Atricure, Inc. (a)	12,717	112,927
Atrion Corp.	1,172	229,993
Bacterin International Holdings, Inc. (a)(d)	9,747	8,821
Baxter International, Inc.	518,087	35,022,681
Becton, Dickinson & Co.	183,162	16,129,246
BioLase Technology, Inc. (d)	30,401	109,748
Boston Scientific Corp. (a)	1,371,433	10,134,890
BSD Medical Corp. (a)(d)	46,363	61,199
C.R. Bard, Inc.	78,513	7,761,010
Cantel Medical Corp.	32,623	1,015,554
Cardica, Inc. (a)	23,778	27,582
Cardiovascular Systems, Inc. (a)(d)	12,870	203,475
CareFusion Corp. (a)	200,931	6,578,481
Cerus Corp. (a)(d)	50,032	164,605
Conceptus, Inc. (a)(d)	26,951	601,816
CONMED Corp.	19,521	607,298
Covidien PLC	443,714	28,206,899
Cryolife, Inc.	20,961	128,491
Cutera, Inc. (a)	15,449	199,292

	Shares	Value
Cyberonics, Inc. (a)(d)	26,017	$ 1,190,278
Cynosure, Inc. Class A (a)	12,701	359,819
Delcath Systems, Inc. (a)(d)	119,898	185,842
DENTSPLY International, Inc.	147,347	6,103,113
Derma Sciences, Inc. (a)(d)	7,901	97,419
DexCom, Inc. (a)(d)	65,323	975,272
DynaVox, Inc. Class A (a)	5,368	2,460
Edwards Lifesciences Corp. (a)(d)	106,727	9,171,051
Endologix, Inc. (a)(d)	46,783	704,552
EnteroMedics, Inc. (a)	21,626	18,153
ERBA Diagnostics, Inc. (a)	3,094	2,321
Exactech, Inc. (a)	3,102	57,108
Fonar Corp. (a)	719	3,875
Genmark Diagnostics, Inc. (a)(d)	17,233	179,740
Globus Medical, Inc. (d)	7,896	114,097
Greatbatch, Inc. (a)	22,320	604,202
Haemonetics Corp. (a)(d)	43,426	1,791,323
Hansen Medical, Inc. (a)(d)	48,696	104,209
Hill-Rom Holdings, Inc.	51,670	1,693,743
Hologic, Inc. (a)(d)	247,079	5,393,735
ICU Medical, Inc. (a)(d)	17,344	984,445
IDEXX Laboratories, Inc. (a)(d)	50,000	4,606,000
Insulet Corp. (a)(d)	55,000	1,241,350
Integra LifeSciences Holdings Corp. (a)(d)	14,197	578,386
Intuitive Surgical, Inc. (a)	37,346	19,042,352
Invacare Corp.	28,414	412,287
Kewaunee Scientific Corp.	1,376	17,998
LeMaitre Vascular, Inc.	3,845	23,455
Mako Surgical Corp. (a)(d)	32,106	410,636
Masimo Corp. (d)	62,689	1,244,377
Medical Action Industries, Inc. (a)	12,909	76,421
Medtronic, Inc.	949,634	42,695,545
MELA Sciences, Inc. (a)(d)	40,114	59,770
Meridian Bioscience, Inc. (d)	35,455	751,646
Merit Medical Systems, Inc. (a)	29,543	352,153
Misonix, Inc. (a)	2,579	14,700
Natus Medical, Inc. (a)	24,629	312,788
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	351,349
Neogen Corp. (a)	25,237	1,181,596
NuVasive, Inc. (a)(d)	44,714	830,339
NxStage Medical, Inc. (a)(d)	42,830	480,553
OraSure Technologies, Inc. (a)(d)	46,551	258,824
Orthofix International NV (a)	16,427	612,070
Palomar Medical Technologies, Inc. (a)	15,820	174,653
PhotoMedex, Inc. (a)(d)	6,551	96,627
Quidel Corp. (a)(d)	35,813	847,694
ResMed, Inc. (d)	155,104	6,900,577
Retractable Technologies, Inc. (a)	5,248	5,169
Rochester Medical Corp. (a)	2,100	30,996
Rockwell Medical Technologies, Inc. (a)(d)	7,369	32,497
RTI Biologics, Inc. (a)	29,474	106,991
Sirona Dental Systems, Inc. (a)	48,806	3,466,202
Solta Medical, Inc. (a)	40,698	92,791
St. Jude Medical, Inc. (d)	284,901	11,680,941
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	15,788	$ 85,097
Stereotaxis, Inc. (a)(d)	2,453	5,348
Steris Corp. (d)	82,536	3,218,904
Stryker Corp.	269,553	17,219,046
SurModics, Inc. (a)	19,525	495,154
Symmetry Medical, Inc. (a)	29,367	306,298
Synergetics USA, Inc. (a)	3,622	19,269
Teleflex, Inc.	35,045	2,802,198
The Cooper Companies, Inc.	42,920	4,552,095
The Spectranetics Corp. (a)(d)	29,169	529,417
Theragenics Corp. (a)	22,546	36,750
ThermoGenesis Corp. (a)(d)	15,844	14,260
Thoratec Corp. (a)	57,172	2,013,026
TranS1, Inc. (a)	5,200	11,388
Unilife Corp. (a)(d)	50,575	126,943
Urologix, Inc. (a)	3,267	2,189
Uroplasty, Inc. (a)	1,597	3,897
Varian Medical Systems, Inc. (a)(d)	101,219	7,149,098
Vascular Solutions, Inc. (a)	2,125	32,258
Vermillion, Inc. (a)	5,249	6,404
Volcano Corp. (a)(d)	46,394	1,003,966
West Pharmaceutical Services, Inc.	28,551	1,725,051
Wright Medical Group, Inc. (a)(d)	29,686	690,199
Zeltiq Aesthetics, Inc. (a)(d)	6,038	24,333
Zimmer Holdings, Inc.	161,495	12,105,665
		347,888,867
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(d)	30,637	833,939
Accretive Health, Inc. (a)(d)	42,994	411,883
Aetna, Inc.	311,680	14,708,179
Air Methods Corp. (d)	37,158	1,664,307
Alliance Healthcare Services, Inc. (a)	17,141	120,673
Almost Family, Inc.	9,932	204,500
Amedisys, Inc. (a)(d)	20,047	226,531
AmerisourceBergen Corp.	235,018	11,092,850
AMN Healthcare Services, Inc. (a)(d)	76,320	1,076,112
AmSurg Corp. (a)	25,500	770,100
Assisted Living Concepts, Inc. Class A	16,849	199,492
Bio-Reference Laboratories, Inc. (a)(d)	31,917	845,162
BioScrip, Inc. (a)	41,738	457,031
Brookdale Senior Living, Inc. (a)	93,728	2,594,391
Capital Senior Living Corp. (a)	26,619	612,237
Cardinal Health, Inc.	310,473	14,346,957
CardioNet, Inc. (a)	34,161	85,061
Centene Corp. (a)	49,035	2,207,556
Chemed Corp.	14,268	1,101,347
Chindex International, Inc. (a)(d)	9,187	100,598
CIGNA Corp.	263,345	15,395,149
Community Health Systems, Inc.	114,654	4,845,278
Corvel Corp. (a)	8,848	425,058

	Shares	Value
Coventry Health Care, Inc.	124,996	$ 5,669,819
Cross Country Healthcare, Inc. (a)	40,427	230,434
DaVita, Inc. (a)	77,571	9,279,043
Emeritus Corp. (a)	31,438	895,669
ExamWorks Group, Inc. (a)(d)	20,990	297,218
Express Scripts Holding Co. (a)	763,329	43,441,053
Five Star Quality Care, Inc. (a)(d)	32,241	204,408
Gentiva Health Services, Inc. (a)	24,132	253,869
Hanger, Inc. (a)	27,160	805,566
HCA Holdings, Inc.	227,570	8,440,571
Health Management Associates, Inc. Class A (a)(d)	222,836	2,448,968
Health Net, Inc. (a)	71,306	1,835,416
HealthSouth Corp. (a)(d)	85,304	2,057,532
Healthways, Inc. (a)	33,821	434,600
Henry Schein, Inc. (a)(d)	78,240	6,980,573
HMS Holdings Corp. (a)(d)	81,690	2,368,193
Hooper Holmes, Inc. (a)	6,267	3,127
Humana, Inc.	145,992	9,965,414
IPC The Hospitalist Co., Inc. (a)(d)	20,567	857,644
Kindred Healthcare, Inc. (a)(d)	37,371	421,171
Laboratory Corp. of America Holdings (a)	96,901	8,585,429
Landauer, Inc.	14,935	876,834
LCA-Vision, Inc. (a)	27,238	78,718
LHC Group, Inc. (a)	12,810	260,299
LifePoint Hospitals, Inc. (a)	49,772	2,194,447
Magellan Health Services, Inc. (a)	25,186	1,298,590
McKesson Corp.	217,757	23,110,550
MEDNAX, Inc. (a)(d)	44,058	3,772,246
Molina Healthcare, Inc. (a)	24,412	778,987
MWI Veterinary Supply, Inc. (a)	13,354	1,686,076
National Healthcare Corp.	6,159	285,593
National Research Corp.	320	18,202
NeoStem, Inc. (a)(d)	112,699	68,239
Omnicare, Inc.	104,008	3,875,338
Owens & Minor, Inc. (d)	59,970	1,826,087
Patterson Companies, Inc.	78,096	2,838,009
PDI, Inc. (a)(d)	1,365	9,965
PharMerica Corp. (a)(d)	29,176	418,092
Providence Service Corp. (a)	13,245	226,225
Quest Diagnostics, Inc.	146,597	8,234,353
RadNet, Inc. (a)(d)	27,076	76,625
Select Medical Holdings Corp.	37,877	349,983
Sharps Compliance Corp. (a)	5,184	15,137
Skilled Healthcare Group, Inc. (a)(d)	27,157	158,054
Team Health Holdings, Inc. (a)	31,431	1,052,624
Tenet Healthcare Corp. (a)	99,732	3,920,465
The Ensign Group, Inc.	8,656	271,106
Triple-S Management Corp. (a)	20,220	363,151
U.S. Physical Therapy, Inc.	11,240	276,729
UnitedHealth Group, Inc.	956,152	51,106,324
Universal American Spin Corp. (d)	33,569	279,965
Universal Health Services, Inc. Class B	83,733	4,847,303
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Systems, Inc. (a)	30,455	$ 452,866
VCA Antech, Inc. (a)(d)	74,767	1,641,883
Wellcare Health Plans, Inc. (a)	41,317	2,362,919
WellPoint, Inc.	291,689	18,137,222
		316,969,314
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	2,004,163
athenahealth, Inc. (a)(d)	32,907	3,086,348
Authentidate Holding Corp. (a)	816	561
Cerner Corp. (a)(d)	135,411	11,843,046
CollabRx, Inc. (a)	87	297
Computer Programs & Systems, Inc. (d)	21,937	1,143,795
Epocrates, Inc. (a)	10,933	128,463
Greenway Medical Technologies (d)	5,301	84,021
HealthStream, Inc. (a)(d)	34,016	727,602
MedAssets, Inc. (a)	39,701	733,277
Medidata Solutions, Inc. (a)	26,465	1,379,356
Merge Healthcare, Inc. (a)(d)	37,852	92,737
Omnicell, Inc. (a)	25,141	453,041
Quality Systems, Inc.	52,869	979,134
Vocera Communications, Inc. (d)	5,171	136,359
		22,792,200
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	8,536	44,814
Affymetrix, Inc. (a)(d)	55,779	227,021
Agilent Technologies, Inc.	320,533	13,295,709
Albany Molecular Research, Inc. (a)	23,897	193,088
Apricus Biosciences, Inc. (a)(d)	18,211	48,623
BG Medicine, Inc. (a)	3,134	5,390
Bio-Rad Laboratories, Inc. Class A (a)	19,230	2,369,136
Bruker BioSciences Corp. (a)	80,763	1,416,583
Cambrex Corp. (a)	18,522	213,188
Charles River Laboratories International, Inc. (a)	42,610	1,735,931
Complete Genomics, Inc. (a)	13,147	41,150
Covance, Inc. (a)(d)	51,822	3,450,827
Enzo Biochem, Inc. (a)	14,697	44,091
Fluidigm Corp. (a)(d)	18,074	311,957
Furiex Pharmaceuticals, Inc. (a)	9,211	341,360
Harvard Bioscience, Inc. (a)	675	3,881
Illumina, Inc. (a)(d)	126,010	6,316,881
Life Technologies Corp. (a)	158,332	9,203,839
Luminex Corp. (a)(d)	39,871	673,022
Mettler-Toledo International, Inc. (a)(d)	30,026	6,389,533
Pacific Biosciences of California, Inc. (a)	28,978	66,649
PAREXEL International Corp. (a)(d)	52,568	1,823,584
PerkinElmer, Inc.	100,729	3,441,910
pSivida Corp. (a)	25,265	54,320
Sequenom, Inc. (a)(d)	91,772	377,183
Strategic Diagnostics, Inc. (a)	2,665	2,825

	Shares	Value
Techne Corp.	35,747	$ 2,430,439
Thermo Fisher Scientific, Inc.	337,779	24,928,090
Waters Corp. (a)	81,803	7,584,774
		87,035,798
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,484,571	54,810,361
Actavis, Inc. (a)	117,843	10,035,510
Acura Pharmaceuticals, Inc. (a)(d)	2,885	5,943
Akorn, Inc. (a)(d)	58,979	813,910
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	61,515
Alimera Sciences, Inc. (a)	3,741	11,223
Allergan, Inc.	290,720	31,519,862
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	100,958
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	644,217
AVANIR Pharmaceuticals Class A (a)(d)	100,270	273,737
Biodel, Inc. (a)(d)	8,109	22,138
Biodelivery Sciences International, Inc. (a)	15,298	57,673
BioSante Pharmaceuticals, Inc. (a)(d)	21,445	28,093
Bristol-Myers Squibb Co.	1,544,466	57,098,908
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	214,772
Cempra, Inc.	9,089	59,260
Columbia Laboratories, Inc. (a)(d)	42,578	26,279
Corcept Therapeutics, Inc. (a)(d)	36,105	58,851
Cornerstone Therapeutics, Inc. (a)	11,437	76,285
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	31,352
DepoMed, Inc. (a)(d)	31,971	206,852
Durect Corp. (a)	121,504	136,084
Echo Therapeutics, Inc. (a)(d)	20,093	15,070
Eli Lilly & Co.	956,322	52,272,561
Endo Health Solutions, Inc. (a)	113,364	3,514,284
Endocyte, Inc. (a)(d)	47,373	457,149
Forest Laboratories, Inc. (a)	228,644	8,414,099
Hi-Tech Pharmacal Co., Inc. (d)	12,868	476,245
Horizon Pharma, Inc. (d)	37,555	79,241
Hospira, Inc. (a)	171,244	5,039,711
Impax Laboratories, Inc. (a)	57,998	1,150,100
Jazz Pharmaceuticals PLC (a)(d)	45,062	2,621,707
Johnson & Johnson	2,593,486	197,390,219
Lannett Co., Inc. (a)	27,670	228,554
MAP Pharmaceuticals, Inc. (a)(d)	25,044	626,100
Merck & Co., Inc.	2,849,519	121,759,947
Mylan, Inc. (a)	369,805	10,949,926
Nektar Therapeutics (a)(d)	110,915	1,028,182
NuPathe, Inc. (a)(d)	18,258	59,704
Obagi Medical Products, Inc. (a)	21,864	294,727
Omeros Corp. (a)(d)	20,009	108,649
Optimer Pharmaceuticals, Inc. (a)(d)	39,316	476,510
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	929,356
Pain Therapeutics, Inc.	34,536	101,190
Pernix Therapeutics Holdings, Inc. (a)(d)	5,833	34,765
Perrigo Co.	81,693	9,245,197
Pfizer, Inc.	6,900,227	188,859,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)(d)	23,223	$ 143,750
Questcor Pharmaceuticals, Inc. (d)	59,227	1,930,800
Repros Therapeutics, Inc. (a)(d)	14,128	166,004
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	177,136
Salix Pharmaceuticals Ltd. (a)	48,250	2,357,013
Santarus, Inc. (a)(d)	38,184	506,702
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	219,498
Somaxon Pharmaceuticals, Inc. (a)(d)	6,532	18,551
Sucampo Pharmaceuticals, Inc. Class A (a)	10,506	53,686
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	70,097
The Medicines Company (a)	52,840	1,680,840
Transcept Pharmaceuticals, Inc. (a)	2,494	14,465
Ventrus Biosciences, Inc. (a)(d)	6,995	21,405
ViroPharma, Inc. (a)(d)	60,392	1,506,176
VIVUS, Inc. (a)(d)	111,051	1,190,467
Warner Chilcott PLC (d)	165,178	2,231,555
XenoPort, Inc. (a)(d)	57,569	439,827
Zoetis, Inc. Class A	82,000	2,742,900
Zogenix, Inc. (a)(d)	43,460	81,270
		777,978,331
TOTAL HEALTH CARE		1,871,399,851
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.1%
AAR Corp.	45,448	798,521
AeroVironment, Inc. (a)(d)	13,243	292,935
Alliant Techsystems, Inc.	27,998	1,842,268
American Science & Engineering, Inc.	13,204	825,778
API Technologies Corp. (a)(d)	22,349	58,554
Ascent Solar Technologies, Inc. (a)(d)	33,082	21,503
Astronics Corp. (a)	6,636	182,822
Astrotech Corp. (a)	8,707	7,227
BE Aerospace, Inc. (a)	98,215	5,167,091
Breeze Industrial Products Corp. (a)	1,281	10,440
CPI Aerostructures, Inc. (a)	3,805	33,865
Cubic Corp.	13,440	560,986
Curtiss-Wright Corp.	45,438	1,577,153
DigitalGlobe, Inc. (a)	70,420	1,836,554
Ducommun, Inc. (a)	15,643	242,467
EDAC Technologies Corp. (a)(d)	4,274	65,392
Engility Holdings, Inc. (a)(d)	14,341	270,615
Esterline Technologies Corp. (a)	30,025	2,069,623
Exelis, Inc.	193,690	1,998,881
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,077,836
General Dynamics Corp.	313,129	21,283,378
HEICO Corp. Class A	36,331	1,209,822
Hexcel Corp. (a)	86,216	2,349,386

	Shares	Value
Honeywell International, Inc.	732,334	$ 51,336,613
Huntington Ingalls Industries, Inc.	51,071	2,453,451
Innovative Solutions & Support, Inc.	21,878	100,201
KEYW Holding Corp. (a)(d)	21,302	308,879
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	190,054
L-3 Communications Holdings, Inc.	86,081	6,565,398
LMI Aerospace, Inc. (a)	6,877	152,326
Lockheed Martin Corp.	249,444	21,951,072
Moog, Inc. Class A (a)(d)	37,679	1,694,048
National Presto Industries, Inc. (d)	4,216	320,374
Northrop Grumman Corp.	225,796	14,830,281
Orbital Sciences Corp. (a)	40,989	605,817
Precision Castparts Corp.	137,053	25,572,719
Raytheon Co.	310,361	16,936,400
Rockwell Collins, Inc. (d)	124,488	7,482,974
SIFCO Industries, Inc.	891	14,292
Sparton Corp. (a)	3,920	56,213
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	1,717,514
Sypris Solutions, Inc.	16,848	69,751
Taser International, Inc. (a)	58,908	438,865
Teledyne Technologies, Inc. (a)	29,878	2,198,423
Textron, Inc.	260,495	7,515,281
The Boeing Co.	634,274	48,775,671
TransDigm Group, Inc.	48,745	6,938,363
Triumph Group, Inc.	48,645	3,571,029
United Technologies Corp.	787,352	71,294,724
		336,873,830
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)(d)	108,399	598,362
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,713,563
C.H. Robinson Worldwide, Inc.	150,495	8,581,225
Echo Global Logistics, Inc. (a)	11,731	218,783
Expeditors International of Washington, Inc.	197,701	7,680,684
FedEx Corp.	272,333	28,712,068
Forward Air Corp.	28,163	1,062,308
Hub Group, Inc. Class A (a)(d)	34,129	1,287,687
Pacer International, Inc. (a)(d)	29,688	123,205
Park-Ohio Holdings Corp. (a)	3,535	71,902
Radiant Logistics, Inc. (a)(d)	14,104	30,465
United Parcel Service, Inc. Class B	666,512	55,087,217
UTI Worldwide, Inc.	92,577	1,409,948
XPO Logistics, Inc. (a)(d)	10,264	178,799
		106,756,216
Airlines - 0.2%
Alaska Air Group, Inc. (a)	59,510	3,067,741
Allegiant Travel Co.	24,598	1,974,973
Delta Air Lines, Inc. (a)	772,651	11,025,730
Hawaiian Holdings, Inc. (a)(d)	71,807	406,428
JetBlue Airways Corp. (a)(d)	168,034	1,018,286
Republic Airways Holdings, Inc. (a)	81,894	770,623
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	63,299	$ 886,186
Southwest Airlines Co.	643,054	7,523,732
Spirit Airlines, Inc. (a)	46,648	944,622
United Continental Holdings, Inc. (a)(d)	301,593	8,055,549
US Airways Group, Inc. (a)(d)	143,221	1,923,458
		37,597,328
Building Products - 0.2%
A.O. Smith Corp. (d)	36,923	2,641,102
AAON, Inc.	33,674	810,196
Ameresco, Inc. Class A (a)(d)	38,199	317,434
American Woodmark Corp. (a)	9,343	299,910
Apogee Enterprises, Inc.	33,247	857,440
Armstrong World Industries, Inc. (d)	15,342	784,436
Builders FirstSource, Inc. (a)(d)	54,285	328,424
Fortune Brands Home & Security, Inc. (a)	151,004	5,217,188
Gibraltar Industries, Inc. (a)	56,316	965,819
Griffon Corp.	38,833	437,648
Insteel Industries, Inc.	16,775	266,555
Lennox International, Inc.	38,428	2,269,942
Masco Corp.	332,269	6,399,501
NCI Building Systems, Inc. (a)	16,002	261,633
Nortek, Inc. (a)	12,474	897,380
Owens Corning (a)(d)	130,235	5,054,420
Patrick Industries, Inc. (a)(d)	7,747	102,725
Quanex Building Products Corp.	24,300	483,813
Simpson Manufacturing Co. Ltd. (d)	40,648	1,182,857
Trex Co., Inc. (a)(d)	11,686	552,047
Universal Forest Products, Inc. (d)	26,737	1,084,987
USG Corp. (a)(d)	77,759	2,194,359
		33,409,816
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	3,868	47,228
ABM Industries, Inc.	41,566	943,548
ACCO Brands Corp. (d)	120,265	901,988
Acorn Energy, Inc. (d)	12,727	82,853
ADT Corp. (d)	214,104	10,253,441
ARC Document Solutions, Inc. (a)	46,203	103,957
Avery Dennison Corp.	106,008	4,330,427
Casella Waste Systems, Inc. Class A (a)(d)	64,851	303,503
CECO Environmental Corp.	2,290	24,732
Cenveo, Inc. (a)(d)	104,135	218,684
Cintas Corp.	89,845	3,944,196
Clean Harbors, Inc. (a)(d)	47,498	2,446,147
Consolidated Graphics, Inc. (a)(d)	14,819	572,013
Copart, Inc. (a)	124,595	4,253,673
Corrections Corp. of America	88,360	3,388,606
Courier Corp.	17,378	218,094
Covanta Holding Corp. (d)	125,817	2,460,981
Deluxe Corp. (d)	54,408	2,158,909

	Shares	Value
EnergySolutions, Inc. (a)	165,491	$ 615,627
EnerNOC, Inc. (a)(d)	25,460	419,835
Ennis, Inc.	21,290	333,401
Fuel Tech, Inc. (a)	51,934	230,068
G&K Services, Inc. Class A	16,380	682,555
Healthcare Services Group, Inc. (d)	52,919	1,275,348
Heritage-Crystal Clean, Inc. (a)(d)	7,679	113,265
Herman Miller, Inc.	49,763	1,194,312
HNI Corp. (d)	49,416	1,559,569
Hudson Technologies, Inc. (a)(d)	5,394	23,464
Industrial Services of America, Inc. (a)(d)	1,620	4,860
InnerWorkings, Inc. (a)(d)	28,532	421,418
Interface, Inc.	44,100	807,471
Intersections, Inc.	12,865	134,954
Iron Mountain, Inc.	183,385	6,326,783
KAR Auction Services, Inc.	83,381	1,769,345
Kimball International, Inc. Class B	16,142	148,668
Knoll, Inc.	32,235	548,640
McGrath RentCorp.	17,562	517,903
Metalico, Inc. (a)(d)	55,605	91,192
Mine Safety Appliances Co.	26,951	1,262,654
Mobile Mini, Inc. (a)(d)	36,488	982,257
Multi-Color Corp.	7,946	191,737
NL Industries, Inc.	6,707	85,850
Performant Financial Corp. (d)	11,395	150,984
Perma-Fix Environmental Services, Inc. (a)	34,689	31,567
Pitney Bowes, Inc. (d)	187,772	2,459,813
Quad/Graphics, Inc. (d)	22,071	480,044
R.R. Donnelley & Sons Co. (d)	150,758	1,573,914
Republic Services, Inc.	279,496	8,787,354
Rollins, Inc.	69,664	1,707,465
Schawk, Inc. Class A	4,209	45,289
Standard Parking Corp. (a)	5,698	118,262
Standard Register Co.	19,851	10,521
Steelcase, Inc. Class A	74,937	1,060,359
Stericycle, Inc. (a)	80,780	7,748,418
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	204,089
Team, Inc. (a)	18,138	795,533
Tetra Tech, Inc. (a)	56,334	1,625,799
The Brink's Co.	40,696	1,076,409
TMS International Corp. (a)	14,898	205,294
TRC Companies, Inc. (a)	13,255	85,362
Tyco International Ltd.	436,716	13,979,279
Unifirst Corp. Massachusetts	12,480	1,042,579
United Stationers, Inc.	31,409	1,137,006
US Ecology, Inc.	25,366	630,852
Viad Corp.	19,833	544,614
Virco Manufacturing Co. (a)	2,682	7,000
Waste Connections, Inc.	109,931	3,760,740
Waste Management, Inc.	396,275	14,788,983
		120,451,685
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	100,199	$ 3,037,032
Aegion Corp. (a)(d)	34,101	819,447
Argan, Inc.	7,465	124,889
Comfort Systems USA, Inc.	43,738	545,850
Dycom Industries, Inc. (a)	25,959	543,841
EMCOR Group, Inc.	58,224	2,245,700
Fluor Corp.	155,989	9,655,719
Foster Wheeler AG (a)	92,101	2,215,950
Furmanite Corp. (a)	35,767	213,529
Goldfield Corp. (d)	22,426	83,873
Granite Construction, Inc.	31,641	983,719
Great Lakes Dredge & Dock Corp.	39,072	380,952
Integrated Electrical Services, Inc. (a)	13,442	77,964
Jacobs Engineering Group, Inc. (a)	112,424	5,490,788
KBR, Inc.	139,890	4,251,257
Layne Christensen Co. (a)(d)	15,356	337,678
MasTec, Inc. (a)(d)	50,211	1,510,849
Michael Baker Corp.	6,265	151,864
MYR Group, Inc. (a)	25,270	586,517
Northwest Pipe Co. (a)	12,188	291,049
Orion Marine Group, Inc. (a)(d)	15,813	150,540
Pike Electric Corp.	14,023	195,481
Primoris Services Corp.	27,169	509,419
Quanta Services, Inc. (a)	201,419	5,720,300
Sterling Construction Co., Inc. (a)	31,847	359,871
Tutor Perini Corp. (a)	37,087	630,850
UniTek Global Services, Inc. (a)	18,062	63,578
URS Corp.	82,388	3,481,717
		44,660,223
Electrical Equipment - 0.8%
Active Power, Inc. (a)(d)	10,523	48,090
Acuity Brands, Inc. (d)	38,677	2,635,064
Allied Motion Technologies, Inc.	4,209	29,463
Altair Nanotechnologies, Inc. (a)(d)	10,605	21,846
American Superconductor Corp. (a)(d)	126,771	366,368
AMETEK, Inc.	227,538	9,517,915
AZZ, Inc.	24,628	1,099,886
Babcock & Wilcox Co.	118,199	3,193,737
Belden, Inc.	39,680	1,998,285
Brady Corp. Class A	43,963	1,496,940
Broadwind Energy, Inc. (a)	15,938	53,711
Capstone Turbine Corp. (a)(d)	814,128	789,704
Coleman Cable, Inc.	5,164	51,175
Eaton Corp. PLC	428,520	26,555,384
Emerson Electric Co.	674,974	38,271,026
Encore Wire Corp.	23,059	753,799
EnerSys (a)	39,836	1,628,496
Enphase Energy, Inc. (d)	8,807	43,419
Espey Manufacturing & Electronics Corp.	2,015	51,987
Franklin Electric Co., Inc. (d)	17,393	1,131,763
FuelCell Energy, Inc. (a)	246,058	260,821

	Shares	Value
Generac Holdings, Inc. (d)	30,944	$ 1,066,021
General Cable Corp. (a)(d)	39,737	1,308,937
Global Power Equipment Group, Inc.	10,454	175,418
GrafTech International Ltd. (a)(d)	132,891	982,064
Hubbell, Inc. Class B	49,454	4,594,771
II-VI, Inc. (a)(d)	46,725	809,744
LSI Industries, Inc.	24,011	165,436
MagneTek, Inc. (a)	2,664	33,300
Ocean Power Technologies, Inc. (a)(d)	11,040	21,749
Plug Power, Inc. (a)(d)	38,179	6,490
Polypore International, Inc. (a)(d)	41,032	1,570,705
Powell Industries, Inc. (a)	7,721	449,439
PowerSecure International, Inc. (a)	20,869	176,343
Preformed Line Products Co.	1,961	138,878
Regal-Beloit Corp.	40,174	3,104,647
Revolution Lighting Technologies, Inc. (a)	1,806	1,860
Rockwell Automation, Inc.	127,826	11,547,801
Roper Industries, Inc.	90,096	11,226,863
SL Industries, Inc.	3,648	69,093
SolarCity Corp. (d)	12,947	234,470
Thermon Group Holdings, Inc. (a)	10,097	206,989
Ultralife Corp. (a)	13,410	50,958
Vicor Corp. (a)	10,982	57,985
		127,998,840
Industrial Conglomerates - 2.1%
3M Co.	597,243	62,113,272
Carlisle Companies, Inc.	55,830	3,789,182
Danaher Corp.	547,005	33,695,508
General Electric Co.	9,822,809	228,085,625
Raven Industries, Inc. (d)	30,000	846,900
Seaboard Corp.	366	1,044,194
		329,574,681
Machinery - 2.3%
Accuride Corp. (a)(d)	79,004	319,966
Actuant Corp. Class A (d)	71,032	2,160,083
Adept Technology, Inc. (a)	2,954	8,803
AGCO Corp.	85,338	4,393,200
Alamo Group, Inc.	17,898	640,390
Albany International Corp. Class A	47,080	1,344,605
Altra Holdings, Inc.	19,022	489,626
American Railcar Industries, Inc.	11,797	514,821
Ampco-Pittsburgh Corp.	10,414	194,846
Astec Industries, Inc. (d)	12,338	439,356
Barnes Group, Inc.	47,337	1,259,638
Blount International, Inc. (a)	31,486	474,494
Briggs & Stratton Corp.	42,488	1,039,256
Cascade Corp.	13,797	886,457
Caterpillar, Inc.	608,193	56,178,787
Chart Industries, Inc. (a)(d)	27,582	2,001,350
CIRCOR International, Inc.	13,068	544,674
CLARCOR, Inc. (d)	46,115	2,351,404
Colfax Corp. (a)(d)	64,640	2,805,376
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	26,972	$ 529,191
Commercial Vehicle Group, Inc. (a)	77,079	608,924
Crane Co.	41,480	2,230,794
Cummins, Inc.	162,557	18,835,480
Deere & Co.	362,253	31,816,681
Donaldson Co., Inc.	119,915	4,320,537
Douglas Dynamics, Inc.	29,195	415,153
Dover Corp.	166,240	12,193,704
Dynamic Materials Corp.	17,783	300,533
Eastern Co.	2,354	39,147
Energy Recovery, Inc. (a)(d)	81,715	402,038
EnPro Industries, Inc. (a)(d)	22,235	1,034,595
ESCO Technologies, Inc.	20,247	821,218
ExOne Co. (d)	5,200	141,388
Federal Signal Corp. (a)	80,990	631,722
Flow International Corp. (a)	66,905	248,218
Flowserve Corp.	44,479	7,138,880
FreightCar America, Inc.	19,411	408,213
Gardner Denver, Inc.	45,246	3,212,014
Gencor Industries, Inc. (a)	1,849	13,239
Gorman-Rupp Co. (d)	14,200	409,528
Graco, Inc.	51,140	2,971,234
Graham Corp.	12,124	282,368
Greenbrier Companies, Inc. (a)(d)	21,771	440,863
Hardinge, Inc.	12,474	163,160
Harsco Corp.	75,085	1,800,538
Hurco Companies, Inc. (a)	3,319	93,330
Hyster-Yale Materials Handling Class A	12,438	637,199
IDEX Corp.	74,036	3,770,653
Illinois Tool Works, Inc.	397,863	24,468,575
Ingersoll-Rand PLC	283,533	14,928,012
ITT Corp.	114,023	3,002,226
John Bean Technologies Corp.	23,559	434,192
Joy Global, Inc.	99,017	6,271,737
Kadant, Inc.	18,429	452,432
Kaydon Corp.	29,963	749,375
Kennametal, Inc. (d)	67,614	2,737,015
L.B. Foster Co. Class A	10,636	469,686
Lincoln Electric Holdings, Inc.	88,988	4,987,777
Lindsay Corp.	10,287	879,024
Lydall, Inc. (a)	9,770	147,136
Manitex International, Inc. (a)(d)	6,745	64,617
Manitowoc Co., Inc. (d)	113,567	2,103,261
Meritor, Inc. (a)	87,590	385,396
Met-Pro Corp.	10,211	100,680
Middleby Corp. (a)(d)	16,713	2,495,418
Miller Industries, Inc.	16,197	257,856
Mueller Industries, Inc.	25,011	1,330,085
Mueller Water Products, Inc. Class A	130,935	735,855
Navistar International Corp. (a)(d)	71,306	1,770,528

	Shares	Value
NN, Inc. (a)(d)	12,121	$ 104,968
Nordson Corp.	52,385	3,321,209
Omega Flex, Inc.	258	3,594
Oshkosh Truck Corp. (a)	84,157	3,245,094
PACCAR, Inc.	331,975	15,745,574
Pall Corp.	103,105	7,029,699
Parker Hannifin Corp.	138,351	13,071,402
Pentair Ltd.	196,121	10,447,366
PMFG, Inc. (a)(d)	15,367	104,035
Proto Labs, Inc.	7,469	347,234
RBC Bearings, Inc. (a)(d)	21,831	1,088,057
Rexnord Corp.	31,453	640,698
Sauer-Danfoss, Inc.	13,027	705,021
Snap-On, Inc.	55,924	4,489,019
SPX Corp.	46,613	3,752,813
Standex International Corp. (d)	10,804	581,471
Stanley Black & Decker, Inc.	155,097	12,206,134
Sun Hydraulics Corp.	19,343	539,476
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	267,170
Tennant Co.	13,999	653,333
Terex Corp. (a)(d)	97,076	3,185,064
Timken Co.	75,024	4,075,304
Titan International, Inc. (d)	42,501	897,196
Toro Co.	58,344	2,631,314
TriMas Corp. (a)(d)	46,817	1,343,180
Trinity Industries, Inc. (d)	70,615	3,053,393
Twin Disc, Inc. (d)	7,177	171,530
Valmont Industries, Inc.	23,843	3,756,465
Wabash National Corp. (a)(d)	74,589	711,579
WABCO Holdings, Inc. (a)	59,750	4,106,020
Wabtec Corp.	49,289	4,819,971
Watts Water Technologies, Inc. Class A	38,674	1,815,358
Woodward, Inc.	51,161	1,914,956
Xylem, Inc.	189,589	5,213,698
		358,766,952
Marine - 0.0%
Baltic Trading Ltd.	21,117	77,711
Eagle Bulk Shipping, Inc. (a)(d)	19,099	37,052
Genco Shipping & Trading Ltd. (a)(d)	76,288	196,060
International Shipholding Corp.	10,420	190,790
Kirby Corp. (a)(d)	49,913	3,792,390
Matson, Inc. (d)	37,893	974,229
		5,268,232
Professional Services - 0.4%
Acacia Research Corp. (a)(d)	43,794	1,224,480
Advisory Board Co. (a)(d)	32,138	1,632,932
Barrett Business Services, Inc.	6,681	291,826
CBIZ, Inc. (a)(d)	37,390	237,800
CDI Corp.	9,649	158,823
Corporate Executive Board Co.	29,612	1,603,194
CRA International, Inc. (a)(d)	15,589	344,673
CTPartners Executive Search, Inc. (a)	859	3,221
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Dolan Co. (a)	21,177	$ 61,625
Dun & Bradstreet Corp.	40,399	3,256,159
Equifax, Inc.	112,378	6,194,275
Exponent, Inc.	15,525	780,442
Franklin Covey Co. (a)	5,338	73,771
FTI Consulting, Inc. (a)(d)	68,234	2,370,449
GP Strategies Corp. (a)	10,677	230,516
Heidrick & Struggles International, Inc.	22,259	302,722
Hill International, Inc. (a)	13,945	47,552
Hudson Global, Inc. (a)(d)	13,947	51,325
Huron Consulting Group, Inc. (a)	20,793	814,878
ICF International, Inc. (a)	17,107	423,227
IHS, Inc. Class A (a)	51,981	5,522,981
Insperity, Inc.	15,769	447,051
Kelly Services, Inc. Class A (non-vtg.)	19,294	340,732
Kforce, Inc.	25,995	377,967
Korn/Ferry International (a)	33,723	624,213
Manpower, Inc.	75,166	4,104,064
Mastech Holdings, Inc.	299	2,240
MISTRAS Group, Inc. (a)	12,788	261,515
Navigant Consulting, Inc. (a)	41,733	531,261
Nielsen Holdings B.V.	152,740	5,145,811
Odyssey Marine Exploration, Inc. (a)(d)	46,227	161,795
On Assignment, Inc. (a)(d)	37,950	829,587
Pendrell Corp. (a)	126,539	180,951
RCM Technologies, Inc.	9,908	56,079
Resources Connection, Inc.	43,312	528,840
Robert Half International, Inc.	123,411	4,387,261
RPX Corp. (a)	14,564	172,583
Spherix, Inc. (a)	11	127
Towers Watson & Co.	58,151	3,871,112
TrueBlue, Inc. (a)	38,883	753,941
Verisk Analytics, Inc. (a)	135,085	7,905,174
VSE Corp.	1,834	42,017
WageWorks, Inc. (a)	8,340	196,907
		56,548,099
Road & Rail - 0.9%
AMERCO	7,919	1,193,472
Arkansas Best Corp.	18,872	217,783
Avis Budget Group, Inc. (a)(d)	100,640	2,351,957
Celadon Group, Inc. (d)	62,978	1,255,152
Con-way, Inc. (d)	51,304	1,803,336
Covenant Transport Group, Inc. Class A (a)	9,633	57,316
CSX Corp.	964,986	22,136,779
Genesee & Wyoming, Inc. Class A (a)(d)	38,299	3,428,526
Heartland Express, Inc. (d)	52,772	716,116
Hertz Global Holdings, Inc. (a)(d)	275,903	5,504,265
J.B. Hunt Transport Services, Inc. (d)	86,516	6,014,592
Kansas City Southern	103,087	10,614,868
Knight Transportation, Inc.	54,848	858,920

	Shares	Value
Landstar System, Inc. (d)	39,848	$ 2,243,044
Marten Transport Ltd.	20,799	430,539
Norfolk Southern Corp.	296,098	21,629,959
Old Dominion Freight Lines, Inc. (a)	69,360	2,493,492
Patriot Transportation Holding, Inc. (a)(d)	1,312	35,660
Providence & Worcester Railroad Co.	4,631	68,076
Quality Distribution, Inc. (a)(d)	25,189	198,741
Roadrunner Transportation Systems, Inc. (a)	12,158	276,959
Ryder System, Inc.	45,757	2,571,543
Saia, Inc. (a)	11,656	374,507
Swift Transporation Co. (a)(d)	69,603	941,729
Union Pacific Corp.	440,660	60,418,893
Universal Truckload Services, Inc.	4,618	84,232
USA Truck, Inc. (a)	1,841	9,095
Werner Enterprises, Inc. (d)	41,229	949,092
YRC Worldwide, Inc. (a)	6,129	37,571
Zipcar, Inc. (a)(d)	19,521	238,742
		149,154,956
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	338,387
AeroCentury Corp. (a)	688	11,008
Air Lease Corp. Class A (d)	64,973	1,765,316
Aircastle Ltd.	55,209	743,665
Applied Industrial Technologies, Inc.	42,674	1,852,478
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,638,987
BlueLinx Corp. (a)(d)	17,176	50,154
BlueLinx Corp. rights (a)	17,176	7,204
CAI International, Inc. (a)	7,670	211,692
DXP Enterprises, Inc. (a)	6,766	420,845
Edgen Group, Inc. Class A	19,685	157,874
Essex Rental Corp. (a)(d)	16,688	67,753
Fastenal Co. (d)	258,190	13,330,350
GATX Corp.	39,127	1,950,481
H&E Equipment Services, Inc. (d)	24,825	483,095
Houston Wire & Cable Co.	15,647	182,131
Kaman Corp.	21,079	735,657
Lawson Products, Inc.	4,764	67,839
MRC Global, Inc. (d)	21,717	667,146
MSC Industrial Direct Co., Inc. Class A (d)	40,442	3,450,511
Rush Enterprises, Inc. Class A (a)(d)	25,276	619,262
TAL International Group, Inc.	21,219	913,478
Textainer Group Holdings Ltd.	14,461	584,803
Titan Machinery, Inc. (a)(d)	17,235	486,889
United Rentals, Inc. (a)(d)	86,038	4,595,290
W.W. Grainger, Inc.	55,080	12,473,417
Watsco, Inc.	25,351	1,974,082
WESCO International, Inc. (a)(d)	40,702	3,007,878
Willis Lease Finance Corp. (a)(d)	2,006	30,110
		52,817,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	$ 247,914
TOTAL INDUSTRIALS		1,760,126,554
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,006	1,488,355
ADTRAN, Inc. (d)	58,980	1,317,613
Alliance Fiber Optic Products, Inc.	9,573	106,069
Ambient Corp. (a)(d)	1,932	5,216
Anaren, Inc. (a)	42,259	817,712
Arris Group, Inc. (a)	97,821	1,697,194
Aruba Networks, Inc. (a)(d)	102,880	2,563,770
Aviat Networks, Inc. (a)	66,605	237,114
Bel Fuse, Inc. Class B (non-vtg.)	7,032	117,153
Black Box Corp.	16,753	406,428
Blonder Tongue Laboratories, Inc. (a)(d)	3,352	4,257
Brocade Communications Systems, Inc. (a)	398,862	2,237,616
CalAmp Corp. (a)(d)	16,135	176,678
Calix Networks, Inc. (a)	25,252	216,410
Ciena Corp. (a)(d)	93,662	1,427,409
Cisco Systems, Inc.	4,969,682	103,617,870
Clearfield, Inc. (a)	2,407	13,311
Communications Systems, Inc.	4,311	46,128
Comtech Telecommunications Corp.	22,438	600,890
Digi International, Inc. (a)	21,456	211,556
EchoStar Holding Corp. Class A (a)	37,522	1,419,832
EMCORE Corp. (a)(d)	19,513	113,761
Emulex Corp. (a)	66,808	430,912
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	351,953
F5 Networks, Inc. (a)	73,095	6,902,361
Finisar Corp. (a)(d)	89,294	1,308,157
Globecomm Systems, Inc. (a)	11,676	141,747
Harmonic, Inc. (a)	75,490	429,538
Harris Corp.	108,567	5,218,816
Infinera Corp. (a)(d)	140,398	911,183
InterDigital, Inc.	37,438	1,662,247
Ixia (a)(d)	51,889	1,052,309
JDS Uniphase Corp. (a)	221,471	3,136,029
Juniper Networks, Inc. (a)	485,897	10,048,350
KVH Industries, Inc. (a)	23,641	314,898
Lantronix, Inc. (a)	71	140
Loral Space & Communications Ltd.	10,995	640,349
Meru Networks, Inc. (a)(d)	20,865	93,267
Motorola Solutions, Inc.	260,084	16,179,826
NETGEAR, Inc. (a)(d)	32,032	1,090,690
NumereX Corp. Class A (a)	2,670	32,814
Oclaro, Inc. (a)(d)	64,648	85,982
Oplink Communications, Inc. (a)	15,273	234,593

	Shares	Value
Optical Cable Corp.	564	$ 2,279
Palo Alto Networks, Inc. (d)	31,394	1,919,115
Parkervision, Inc. (a)(d)	73,296	292,451
PC-Tel, Inc.	2,259	15,632
Performance Technologies, Inc. (a)	2,977	2,772
Plantronics, Inc.	39,954	1,612,543
Polycom, Inc. (a)	189,613	1,727,374
Procera Networks, Inc. (a)(d)	21,122	247,127
QUALCOMM, Inc.	1,595,884	104,737,867
Relm Wireless Corp. (a)	9,436	20,476
Riverbed Technology, Inc. (a)(d)	148,314	2,266,238
Ruckus Wireless, Inc. (d)	11,332	242,052
ShoreTel, Inc. (a)(d)	22,164	89,986
Sonus Networks, Inc. (a)(d)	223,825	548,371
Symmetricom, Inc. (a)	21,713	107,262
Tellabs, Inc. (d)	301,356	611,753
Telular Corp.	1,806	17,988
Tessco Technologies, Inc. (d)	3,361	76,530
Ubiquiti Networks, Inc. (d)	9,640	132,743
ViaSat, Inc. (a)(d)	35,696	1,676,284
Westell Technologies, Inc. Class A (a)	20,974	38,173
Zhone Technologies, Inc. (a)	5,862	5,217
Zoom Technologies, Inc. (a)(d)	31,336	22,562
		285,521,298
Computers & Peripherals - 3.5%
3D Systems Corp. (a)(d)	68,215	2,521,226
Apple, Inc.	881,441	389,068,007
Astro-Med, Inc.	4,606	45,461
Avid Technology, Inc. (a)(d)	34,710	240,540
Concurrent Computer Corp.	987	6,899
Cray, Inc. (a)	32,010	619,394
Crossroads Systems, Inc. (a)	9,071	14,514
Datalink Corp. (a)	9,248	95,994
Dataram Corp. (a)	3,336	1,134
Dell, Inc.	1,357,390	18,935,591
Diebold, Inc.	54,057	1,526,570
Dot Hill Systems Corp. (a)	109,713	142,627
Electronics for Imaging, Inc. (a)	55,580	1,281,675
EMC Corp. (a)	1,969,648	45,321,600
Fusion-io, Inc. (a)(d)	66,698	1,125,862
Hauppauge Digital, Inc. (a)	430	357
Hewlett-Packard Co.	1,843,592	37,129,943
Hutchinson Technology, Inc. (a)(d)	34,936	98,869
iGO, Inc. (a)	5,684	17,905
Imation Corp. (a)	19,750	67,348
Immersion Corp. (a)(d)	59,681	399,266
Intermec, Inc. (a)	37,733	373,557
Interphase Corp. (a)	10,718	23,472
Intevac, Inc. (a)	17,689	84,553
Lexmark International, Inc. Class A	60,869	1,340,335
NCR Corp. (a)	140,900	3,886,022
NetApp, Inc. (a)	339,363	11,480,650
Novatel Wireless, Inc. (a)	27,517	59,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
OCZ Technology Group, Inc. (a)(d)	56,538	$ 97,811
Overland Storage, Inc. (a)(d)	5,087	5,697
QLogic Corp. (a)	79,628	906,167
Quantum Corp. (a)(d)	189,992	239,390
Rimage Corp.	6,017	41,036
SanDisk Corp. (a)	222,462	11,209,860
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	328,410	10,561,666
Silicon Graphics International Corp. (a)(d)	32,579	490,314
STEC, Inc. (a)(d)	29,627	142,802
Super Micro Computer, Inc. (a)(d)	26,807	313,642
Synaptics, Inc. (a)(d)	36,621	1,272,946
Transact Technologies, Inc.	3,411	26,947
USA Technologies, Inc. (a)(d)	38,549	94,445
Video Display Corp. (a)	2,957	11,059
Western Digital Corp.	205,688	9,700,246
Xplore Technologies Corp. (a)	2,067	7,524
		551,030,635
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	1,863
Aeroflex Holding Corp. (a)	11,165	103,276
Agilysys, Inc. (a)	38,149	351,352
Amphenol Corp. Class A	146,122	10,354,205
Anixter International, Inc. (d)	21,905	1,509,693
Arrow Electronics, Inc. (a)	128,186	5,146,668
Audience, Inc. (d)	4,453	60,739
Avnet, Inc. (a)	130,776	4,617,701
AVX Corp.	48,749	574,263
Badger Meter, Inc.	35,716	1,812,944
Benchmark Electronics, Inc. (a)	50,023	871,401
Checkpoint Systems, Inc. (a)	27,013	320,374
ClearSign Combustion Corp. (a)	2,567	13,066
Cognex Corp. (d)	54,520	2,245,679
Coherent, Inc.	20,405	1,178,593
Corning, Inc.	1,372,498	17,307,200
CTS Corp.	18,339	179,722
Daktronics, Inc.	32,196	328,721
Document Security Systems, Inc. (a)(d)	10,726	24,134
Dolby Laboratories, Inc. Class A (d)	41,734	1,330,480
DTS, Inc. (a)(d)	19,732	392,667
Echelon Corp. (a)	32,190	84,660
Electro Rent Corp.	12,184	197,137
Electro Scientific Industries, Inc.	21,640	238,256
eMagin Corp.	5,084	16,167
Fabrinet (a)	16,812	275,885
FARO Technologies, Inc. (a)(d)	18,648	789,743
FEI Co. (d)	32,449	2,055,320
FLIR Systems, Inc.	144,524	3,806,762
Frequency Electronics, Inc.	430	4,382
Giga-Tronics, Inc. (a)	2,579	4,204

	Shares	Value
I. D. Systems Inc. (a)	6,071	$ 38,308
Identive Group, Inc. (a)	106,182	153,964
IEC Electronics Corp. (a)	86	526
Ingram Micro, Inc. Class A (a)	145,788	2,749,562
Insight Enterprises, Inc. (a)	39,665	762,361
Intelli-Check, Inc. (a)	4,366	3,493
InvenSense, Inc. (a)	25,131	302,075
IPG Photonics Corp. (d)	26,878	1,593,597
Iteris, Inc. (a)	1,032	1,806
Itron, Inc. (a)(d)	38,500	1,619,695
Jabil Circuit, Inc.	179,742	3,366,568
KEMET Corp. (a)	26,217	169,624
KEY Tronic Corp. (a)(d)	4,226	44,922
LightPath Technologies, Inc. Class A (a)	376	305
Littelfuse, Inc.	21,280	1,408,098
LoJack Corp. (a)	24,621	73,863
LRAD Corp. (a)	56,581	65,634
Maxwell Technologies, Inc. (a)(d)	18,344	160,510
Measurement Specialties, Inc. (a)	15,282	555,042
Mercury Systems, Inc. (a)(d)	23,393	160,242
Mesa Laboratories, Inc.	2,184	115,883
Methode Electronics, Inc. Class A	27,713	363,317
MicroVision, Inc. (a)(d)	33,140	56,669
MOCON, Inc.	2,209	31,743
Molex, Inc.	125,980	3,490,906
MTS Systems Corp.	16,730	903,420
Multi-Fineline Electronix, Inc. (a)	10,240	156,467
National Instruments Corp. (d)	93,144	2,801,772
Neonode, Inc. (a)	20,693	110,294
NetList, Inc. (a)(d)	104,599	81,587
Newport Corp. (a)	32,467	530,835
OSI Systems, Inc. (a)	17,430	1,004,491
Parametric Sound Corp. (a)(d)	1,985	23,403
Park Electrochemical Corp.	16,314	412,744
PC Connection, Inc.	6,039	86,599
PC Mall, Inc. (a)	4,077	28,947
Planar Systems, Inc. (a)	2,277	4,395
Plexus Corp. (a)	33,577	817,936
Power-One, Inc. (a)(d)	91,675	390,536
Pulse Electronics Corp. (a)	50,135	19,452
RadiSys Corp. (a)	9,220	38,632
RealD, Inc. (a)(d)	37,860	440,690
Research Frontiers, Inc. (a)(d)	16,855	55,284
Richardson Electronics Ltd.	23,707	283,536
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	591,714
Rogers Corp. (a)	16,870	804,868
Sanmina Corp. (a)	72,340	740,762
ScanSource, Inc. (a)	19,738	592,337
SYNNEX Corp. (a)(d)	16,578	632,119
TE Connectivity Ltd.	402,703	16,160,471
Tech Data Corp. (a)	34,347	1,822,452
Trimble Navigation Ltd. (a)	118,068	7,016,781
TTM Technologies, Inc. (a)(d)	45,522	373,280
Uni-Pixel, Inc. (a)(d)	8,000	188,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)(d)	33,587	$ 1,053,960
Viasystems Group, Inc. (a)	4,710	66,788
Vishay Intertechnology, Inc. (a)(d)	124,817	1,646,336
Vishay Precision Group, Inc. (a)	9,596	134,824
Wayside Technology Group, Inc.	1,232	15,733
Wireless Telecom Group, Inc. (a)	11,200	14,896
Zygo Corp. (a)(d)	9,828	140,737
		113,673,848
Internet Software & Services - 2.3%
Active Network, Inc. (a)(d)	30,019	140,789
Akamai Technologies, Inc. (a)	164,615	6,084,170
Angie's List, Inc. (a)(d)	39,732	677,828
AOL, Inc. (d)	74,516	2,749,640
Autobytel, Inc. (a)	1,148	5,235
Bankrate, Inc. (a)	33,840	380,700
Bazaarvoice, Inc.	31,078	217,546
Blucora, Inc. (a)(d)	32,776	508,028
Brightcove, Inc. (d)	10,845	68,324
BroadVision, Inc. (a)	490	4,003
Carbonite, Inc. (a)(d)	4,801	47,146
comScore, Inc. (a)	21,331	340,016
Constant Contact, Inc. (a)(d)	30,835	435,699
Cornerstone OnDemand, Inc. (a)(d)	26,137	884,999
CoStar Group, Inc. (a)(d)	26,741	2,693,888
Crexendo, Inc.	6,585	17,780
Daegis, Inc. (a)	3,645	4,921
DealerTrack Holdings, Inc. (a)(d)	34,664	1,022,241
Demand Media, Inc. (a)(d)	42,676	345,676
Demandware, Inc.	6,200	163,990
Dice Holdings, Inc. (a)(d)	35,391	341,169
Digital River, Inc. (a)	26,434	376,420
EarthLink, Inc.	80,611	468,350
eBay, Inc. (a)	1,094,418	59,842,776
eGain Communications Corp. (a)	8,558	68,378
Equinix, Inc. (a)(d)	44,811	9,479,767
ExactTarget, Inc. (d)	29,149	650,023
Facebook, Inc. Class A	511,909	13,949,520
FriendFinder Networks, Inc. (a)(d)	17,170	10,795
GlowPoint, Inc. (a)	18,770	30,032
Google, Inc. Class A (a)	249,398	199,817,678
IAC/InterActiveCorp (d)	80,150	3,266,113
Internap Network Services Corp. (a)(d)	34,998	303,783
IntraLinks Holdings, Inc. (a)	36,458	214,373
Inuvo, Inc. (a)	9,640	6,758
iPass, Inc. (a)(d)	22,438	45,100
j2 Global, Inc.	38,868	1,386,810
Keynote Systems, Inc. (d)	17,976	274,673
Limelight Networks, Inc. (a)(d)	33,081	70,132
LinkedIn Corp. (a)	62,394	10,493,423
Liquidity Services, Inc. (a)(d)	21,953	747,500
LivePerson, Inc. (a)(d)	37,230	538,718

	Shares	Value
Local Corp. (a)(d)	28,399	$ 47,426
LogMeIn, Inc. (a)(d)	22,955	409,976
Marchex, Inc. Class B	28,685	108,429
Market Leader, Inc. (a)	7,128	53,032
MeetMe, Inc. (a)(d)	18,724	48,121
Millennial Media, Inc. (d)	10,513	98,507
Monster Worldwide, Inc. (a)(d)	97,552	499,466
Move, Inc. (a)	35,516	346,636
NIC, Inc. (d)	78,994	1,399,774
OpenTable, Inc. (a)	23,366	1,299,150
Perficient, Inc. (a)	18,309	212,018
QuinStreet, Inc. (a)	17,620	100,963
Rackspace Hosting, Inc. (a)(d)	107,654	6,013,552
RealNetworks, Inc. (a)	28,670	208,431
Responsys, Inc. (a)	13,609	109,825
Saba Software, Inc. (a)	20,826	182,019
SciQuest, Inc. (a)	12,793	244,986
Selectica, Inc. (a)	552	5,757
Spark Networks, Inc. (a)(d)	3,502	25,284
SPS Commerce, Inc. (a)(d)	11,840	442,698
Stamps.com, Inc. (a)(d)	12,471	304,168
Support.com, Inc. (a)(d)	117,655	458,855
Synacor, Inc. (d)	8,243	27,119
TechTarget, Inc. (a)	1,217	5,915
TheStreet.com, Inc.	3,696	6,838
Travelzoo, Inc. (a)	5,383	113,420
Trulia, Inc. (d)	5,966	142,229
United Online, Inc.	71,982	424,694
Unwired Planet, Inc. (a)	76,683	154,133
ValueClick, Inc. (a)(d)	62,448	1,665,488
VeriSign, Inc. (a)(d)	144,977	6,639,947
Vocus, Inc. (a)(d)	23,379	328,241
Web.com Group, Inc. (a)(d)	25,389	433,644
WebMD Health Corp. (a)	42,908	948,267
WebMediaBrands, Inc. (a)	147	238
XO Group, Inc. (a)(d)	29,832	272,963
Yahoo!, Inc. (a)	1,002,327	21,359,588
Yelp, Inc. (d)	13,280	294,683
Zix Corp. (a)(d)	43,773	164,586
		364,775,976
IT Services - 3.4%
Accenture PLC Class A	602,434	44,796,992
Acxiom Corp. (a)	66,136	1,204,337
Alliance Data Systems Corp. (a)(d)	50,917	8,080,019
Analysts International Corp. (a)	1,000	3,670
Automatic Data Processing, Inc.	461,625	28,325,310
Booz Allen Hamilton Holding Corp. Class A (d)	29,672	379,802
Broadridge Financial Solutions, Inc.	107,819	2,474,446
CACI International, Inc. Class A (a)(d)	20,462	1,038,447
Cardtronics, Inc. (a)	44,777	1,180,322
Cass Information Systems, Inc.	3,955	169,076
Ciber, Inc. (a)(d)	53,912	239,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	279,212	$ 21,435,105
Computer Sciences Corp.	143,307	6,883,035
Computer Task Group, Inc.	4,854	96,595
Convergys Corp. (d)	123,097	2,042,179
CoreLogic, Inc. (a)	88,040	2,281,116
CSG Systems International, Inc. (a)(d)	47,456	921,121
CSP, Inc.	3,696	25,133
DST Systems, Inc.	31,684	2,151,977
Dynamics Research Corp. (a)	2,443	14,438
Edgewater Technology, Inc. (a)	2,875	11,241
EPAM Systems, Inc. (d)	11,994	251,634
Euronet Worldwide, Inc. (a)(d)	47,939	1,157,247
ExlService Holdings, Inc. (a)(d)	20,701	626,619
Fidelity National Information Services, Inc.	242,609	9,134,229
Fiserv, Inc. (a)	126,468	10,384,287
FleetCor Technologies, Inc. (a)	39,405	2,750,863
Forrester Research, Inc.	10,441	286,710
Gartner, Inc. Class A (a)(d)	93,477	4,651,416
Genpact Ltd.	119,462	2,103,726
Global Cash Access Holdings, Inc. (a)	58,402	414,654
Global Payments, Inc.	75,409	3,635,468
Hackett Group, Inc.	12,619	58,426
Heartland Payment Systems, Inc.	30,852	959,497
Higher One Holdings, Inc. (a)(d)	26,817	239,744
IBM Corp.	995,045	199,834,887
iGate Corp. (a)(d)	19,383	370,409
Information Services Group, Inc. (a)	18,000	24,120
Innodata, Inc. (a)	14,010	48,895
Jack Henry & Associates, Inc.	77,862	3,404,127
Lender Processing Services, Inc.	87,526	2,149,639
Lionbridge Technologies, Inc. (a)	34,685	132,497
ManTech International Corp. Class A	23,021	571,151
MasterCard, Inc. Class A	99,527	51,537,071
Mattersight Corp. (a)	4,307	19,640
Maximus, Inc.	30,123	2,192,352
ModusLink Global Solutions, Inc. (a)	31,030	89,366
MoneyGram International, Inc. (a)(d)	66,937	1,085,049
NCI, Inc. Class A (a)	12,261	61,673
NeuStar, Inc. Class A (a)(d)	66,766	2,927,689
Online Resources Corp. (a)	26,280	100,652
Paychex, Inc. (d)	286,984	9,499,170
PFSweb, Inc. (a)	1,815	6,262
PRG-Schultz International, Inc. (a)	5,640	36,660
SAIC, Inc. (d)	273,792	3,236,221
Sapient Corp. (a)	97,843	1,097,798
ServiceSource International, Inc. (a)	30,455	192,476
StarTek, Inc. (a)	2,150	10,793
Storage Engine, Inc. (a)	434	0
Sykes Enterprises, Inc. (a)	30,728	456,618

	Shares	Value
Syntel, Inc.	16,557	$ 996,069
Teletech Holdings, Inc. (a)	19,293	360,972
Teradata Corp. (a)	158,752	9,217,141
The Management Network Group, Inc. (a)	206	719
The Western Union Co.	556,142	7,802,672
Total System Services, Inc.	171,609	4,077,430
Unisys Corp. (a)(d)	35,389	813,239
Vantiv, Inc. (d)	35,941	782,076
VeriFone Systems, Inc. (a)	99,369	1,885,030
Virtusa Corp. (a)	14,018	293,677
Visa, Inc. Class A	486,399	77,162,337
WEX, Inc. (a)	33,822	2,536,988
		545,422,354
Office Electronics - 0.1%
Xerox Corp.	1,207,010	9,788,851
Zebra Technologies Corp. Class A (a)	46,287	2,069,955
		11,858,806
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)(d)	31,081	560,701
Advanced Micro Devices, Inc. (a)(d)	535,938	1,334,486
AEHR Test Systems (a)	3,126	2,813
Aetrium, Inc. (a)	2,064	1,548
Altera Corp.	296,178	10,490,625
Amkor Technology, Inc. (a)(d)	114,967	465,616
Amtech Systems, Inc. (a)	12,381	49,400
ANADIGICS, Inc. (a)(d)	74,954	158,153
Analog Devices, Inc.	279,008	12,616,742
Applied Materials, Inc.	1,097,065	15,029,791
Applied Micro Circuits Corp. (a)(d)	98,689	784,578
Atmel Corp. (a)	430,659	2,928,481
ATMI, Inc. (a)	23,384	512,110
Axcelis Technologies, Inc. (a)	87,264	99,481
AXT, Inc. (a)	31,515	89,818
Broadcom Corp. Class A	472,870	16,129,596
Brooks Automation, Inc.	46,495	470,064
BTU International, Inc. (a)	4,067	11,835
Cabot Microelectronics Corp. (d)	30,653	1,047,413
Cavium, Inc. (a)(d)	42,834	1,581,431
Ceva, Inc. (a)	14,448	218,598
Cirrus Logic, Inc. (a)(d)	62,020	1,490,961
Cohu, Inc.	18,095	182,036
Cree, Inc. (a)(d)	109,699	4,961,686
CVD Equipment Corp. (a)(d)	24,298	247,840
Cymer, Inc. (a)	29,062	2,873,651
Cypress Semiconductor Corp. (d)	200,786	2,114,277
Diodes, Inc. (a)(d)	26,894	535,997
DSP Group, Inc. (a)	34,788	251,865
Entegris, Inc. (a)	143,226	1,362,079
Entropic Communications, Inc. (a)(d)	130,146	573,944
Exar Corp. (a)	27,190	319,483
Fairchild Semiconductor International, Inc. (a)	100,014	1,426,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
First Solar, Inc. (a)(d)	62,639	$ 1,619,218
FormFactor, Inc. (a)	44,109	221,427
GigOptix, Inc. (a)	17,428	19,171
GSI Technology, Inc. (a)	4,316	27,709
GT Advanced Technologies, Inc. (a)(d)	93,200	266,552
Hittite Microwave Corp. (a)(d)	24,952	1,617,389
Ikanos Communications, Inc. (a)	35,040	60,970
Inphi Corp. (a)(d)	18,384	177,589
Integrated Device Technology, Inc. (a)	100,471	683,203
Integrated Silicon Solution, Inc. (a)	27,085	230,223
Intel Corp.	4,659,552	97,151,659
International Rectifier Corp. (a)(d)	61,935	1,301,874
Intersil Corp. Class A	109,308	928,025
Intest Corp.	2,175	7,352
IXYS Corp.	38,644	385,281
KLA-Tencor Corp.	158,007	8,652,463
Kopin Corp. (a)	42,598	137,166
Kulicke & Soffa Industries, Inc. (a)	82,587	893,591
Lam Research Corp. (a)	168,446	7,125,266
Lattice Semiconductor Corp. (a)	136,230	637,556
Linear Technology Corp. (d)	206,542	7,898,166
LSI Corp. (a)	527,450	3,671,052
LTX-Credence Corp. (a)	48,731	282,640
M/A-COM Technology Solutions, Inc. (d)	10,000	162,000
Marvell Technology Group Ltd.	465,712	4,703,691
Mattson Technology, Inc. (a)	39,367	48,421
Maxim Integrated Products, Inc. (d)	279,986	8,729,963
MaxLinear, Inc. Class A (a)	15,441	90,793
MEMC Electronic Materials, Inc. (a)(d)	197,213	976,204
Micrel, Inc. (d)	33,398	351,347
Microchip Technology, Inc.	181,262	6,610,625
Micron Technology, Inc. (a)(d)	956,682	8,026,562
Microsemi Corp. (a)	78,145	1,612,131
Mindspeed Technologies, Inc. (a)(d)	20,470	91,092
MKS Instruments, Inc.	47,592	1,291,647
Monolithic Power Systems, Inc. (d)	35,284	867,634
MoSys, Inc. (a)(d)	9,566	33,194
Nanometrics, Inc. (a)	28,664	422,794
NeoPhotonics Corp. (a)	11,524	57,850
NVE Corp. (a)(d)	6,043	320,037
NVIDIA Corp.	580,786	7,352,751
Omnivision Technologies, Inc. (a)(d)	44,394	684,112
ON Semiconductor Corp. (a)	400,227	3,201,816
PDF Solutions, Inc. (a)	17,331	269,324
Peregrine Semiconductor Corp. (d)	5,341	53,357
Pericom Semiconductor Corp. (a)	17,514	122,948
Photronics, Inc. (a)(d)	74,723	496,161
Pixelworks, Inc. (a)	11,868	28,721
PLX Technology, Inc. (a)	29,807	141,583
PMC-Sierra, Inc. (a)(d)	199,312	1,293,535
Power Integrations, Inc.	28,590	1,195,348

	Shares	Value
QuickLogic Corp. (a)(d)	38,003	$ 82,086
Rambus, Inc. (a)	81,201	457,974
RF Micro Devices, Inc. (a)(d)	236,125	1,088,536
Rubicon Technology, Inc. (a)(d)	18,271	94,278
Rudolph Technologies, Inc. (a)(d)	29,614	326,346
Semtech Corp. (a)(d)	60,032	1,835,178
Sigma Designs, Inc. (a)(d)	22,818	106,104
Silicon Image, Inc. (a)	84,424	389,195
Silicon Laboratories, Inc. (a)(d)	36,210	1,503,439
Skyworks Solutions, Inc. (a)	195,201	4,157,781
Spansion, Inc. Class A	38,055	447,527
STR Holdings, Inc. (a)(d)	37,233	74,466
SunPower Corp. (a)(d)	29,517	346,530
Supertex, Inc.	19,548	441,589
Teradyne, Inc. (a)(d)	178,524	2,992,062
Tessera Technologies, Inc.	44,982	802,479
Texas Instruments, Inc.	1,045,185	35,923,008
TranSwitch Corp. (a)	16,133	13,389
TriQuint Semiconductor, Inc. (a)(d)	138,618	651,505
Ultra Clean Holdings, Inc. (a)	12,895	76,081
Ultratech, Inc. (a)	31,408	1,287,100
Veeco Instruments, Inc. (a)	36,173	1,154,280
Vitesse Semiconductor Corp. (a)(d)	9,484	19,822
Volterra Semiconductor Corp. (a)	28,138	431,918
Xilinx, Inc.	242,074	9,022,098
		327,879,253
Software - 3.5%
Accelrys, Inc. (a)	40,003	378,428
ACI Worldwide, Inc. (a)(d)	37,489	1,717,371
Activision Blizzard, Inc.	390,312	5,581,462
Actuate Corp. (a)	42,170	253,442
Adobe Systems, Inc. (a)	463,352	18,209,734
Advent Software, Inc. (a)(d)	32,795	859,229
American Software, Inc. Class A	10,878	88,764
ANSYS, Inc. (a)(d)	86,793	6,578,909
Aspen Technology, Inc. (a)	97,387	2,995,624
Autodesk, Inc. (a)	213,057	7,823,453
Blackbaud, Inc.	40,206	1,117,727
BMC Software, Inc. (a)	135,415	5,426,079
Bottomline Technologies, Inc. (a)(d)	34,478	935,388
BroadSoft, Inc. (a)	23,438	492,198
BSQUARE Corp. (a)	11,182	32,987
CA Technologies, Inc.	349,083	8,549,043
Cadence Design Systems, Inc. (a)(d)	280,788	3,975,958
Callidus Software, Inc. (a)(d)	16,907	73,545
Citrix Systems, Inc. (a)	175,074	12,412,747
CommVault Systems, Inc. (a)(d)	39,408	2,914,222
Compuware Corp. (a)	189,084	2,195,265
Comverse, Inc.	14,883	409,580
Concur Technologies, Inc. (a)(d)	46,147	3,239,519
Datawatch Corp. (a)	1,950	21,216
Digimarc Corp.	3,041	67,906
Ebix, Inc. (d)	31,393	503,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	280,403	$ 4,915,465
Ellie Mae, Inc. (a)	15,823	321,207
Envivio, Inc.	6,801	11,562
EPIQ Systems, Inc.	38,746	482,000
ePlus, Inc.	1,206	55,428
Evolving Systems, Inc.	4,973	33,319
FactSet Research Systems, Inc. (d)	36,068	3,509,056
Fair Isaac Corp.	37,437	1,659,957
FalconStor Software, Inc. (a)	21,866	58,820
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	3,017,422
Glu Mobile, Inc. (a)(d)	98,358	223,273
GSE Systems, Inc. (a)	388	877
Guidance Software, Inc. (a)	3,531	34,639
Guidewire Software, Inc. (a)(d)	25,608	935,972
Imperva, Inc. (a)(d)	12,476	455,374
Infoblox, Inc. (d)	40,167	847,122
Informatica Corp. (a)	99,837	3,495,293
Interactive Intelligence Group, Inc. (a)	16,038	667,341
Intuit, Inc.	259,759	16,749,260
Jive Software, Inc. (a)(d)	30,754	509,901
Majesco Entertainment Co. (a)	19,952	10,664
Manhattan Associates, Inc. (a)(d)	20,570	1,437,020
Marlborough Software Development Holdings, Inc.	5,202	780
Mentor Graphics Corp. (d)	80,500	1,425,655
MICROS Systems, Inc. (a)(d)	71,058	3,041,282
Microsoft Corp.	7,095,764	197,262,239
MicroStrategy, Inc. Class A (a)	7,880	802,814
Mitek Systems, Inc. (a)(d)	15,896	68,353
Monotype Imaging Holdings, Inc.	25,665	538,965
Motricity, Inc. (a)(d)	42,402	16,957
NetScout Systems, Inc. (a)	29,548	751,406
NetSol Technologies, Inc. (a)(d)	10,165	117,711
NetSuite, Inc. (a)(d)	30,845	2,152,673
Nuance Communications, Inc. (a)(d)	239,170	4,403,120
Oracle Corp.	3,523,355	120,710,142
Parametric Technology Corp. (a)	117,269	2,713,605
Peerless Systems Corp. (a)	172	550
Pegasystems, Inc.	16,328	447,224
Pervasive Software, Inc. (a)	4,203	38,457
Progress Software Corp. (a)	56,172	1,264,993
Proofpoint, Inc. (d)	6,483	90,632
PROS Holdings, Inc. (a)	12,895	336,044
QAD, Inc. Class B	4,298	51,705
QLIK Technologies, Inc. (a)	69,650	1,810,900
Qualys, Inc. (d)	7,387	87,610
RealPage, Inc. (a)(d)	33,089	716,708
Red Hat, Inc. (a)	178,129	9,050,734
Rosetta Stone, Inc. (a)	8,315	96,288
Rovi Corp. (a)	95,372	1,696,668

	Shares	Value
salesforce.com, Inc. (a)(d)	121,229	$ 20,514,371
SeaChange International, Inc. (a)	17,668	203,535
ServiceNow, Inc. (d)	10,394	337,493
Smith Micro Software, Inc. (a)(d)	41,455	60,524
SolarWinds, Inc. (a)	59,019	3,332,213
Solera Holdings, Inc.	62,084	3,495,329
Sonic Foundry, Inc. (a)	155	1,070
Sourcefire, Inc. (a)(d)	26,600	1,426,558
Splunk, Inc.	20,016	723,178
SS&C Technologies Holdings, Inc. (a)	35,267	892,608
Symantec Corp. (a)	635,627	14,899,097
Synchronoss Technologies, Inc. (a)(d)	29,419	887,571
Synopsys, Inc. (a)	144,793	5,072,099
Take-Two Interactive Software, Inc. (a)(d)	76,173	1,115,173
Tangoe, Inc. (a)(d)	45,871	627,057
TeleCommunication Systems, Inc. Class A (a)	49,377	114,061
TeleNav, Inc. (a)	12,035	85,569
TIBCO Software, Inc. (a)	141,645	3,038,285
TiVo, Inc. (a)(d)	121,206	1,501,742
Tyler Technologies, Inc. (a)	30,080	1,696,512
Ultimate Software Group, Inc. (a)(d)	28,130	2,764,335
Vasco Data Security International, Inc. (a)	30,246	250,134
Verint Systems, Inc. (a)	42,645	1,457,180
VirnetX Holding Corp. (a)(d)	42,196	1,486,565
VMware, Inc. Class A (a)(d)	80,645	5,792,730
Vringo, Inc. (a)(d)	39,609	120,411
Wave Systems Corp. Class A (a)(d)	62,248	54,778
Websense, Inc. (a)	31,243	468,333
Workday, Inc.	22,066	1,220,029
Zynga, Inc. (a)(d)	461,286	1,563,760
		551,180,513
TOTAL INFORMATION TECHNOLOGY		2,751,342,683
MATERIALS - 3.8%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	949,654
ADA-ES, Inc. (a)(d)	14,209	377,533
Air Products & Chemicals, Inc.	196,426	16,959,421
Airgas, Inc.	67,095	6,728,287
Albemarle Corp.	82,305	5,356,409
American Pacific Corp. (a)	2,556	47,286
American Vanguard Corp.	23,997	744,627
Arabian American Development Co. (a)(d)	28,770	211,747
Ashland, Inc.	69,720	5,436,068
Axiall Corp.	65,100	3,683,358
Balchem Corp.	26,952	1,086,974
Cabot Corp.	56,337	2,072,075
Calgon Carbon Corp. (a)(d)	83,129	1,418,181
Celanese Corp. Class A (d)	148,644	6,963,971
CF Industries Holdings, Inc.	60,942	12,238,982
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chase Corp.	3,188	$ 60,062
Chemtura Corp. (a)	94,872	1,908,825
Clean Diesel Technologies, Inc. (a)(d)	42,378	101,283
Core Molding Technologies, Inc. (a)	5,919	41,137
Cytec Industries, Inc.	39,374	2,850,284
E.I. du Pont de Nemours & Co.	867,966	41,575,571
Eastman Chemical Co.	140,187	9,775,240
Ecolab, Inc.	245,228	18,772,203
Ferro Corp. (a)(d)	75,739	388,541
Flotek Industries, Inc. (a)(d)	68,404	960,392
FMC Corp.	127,997	7,713,099
FutureFuel Corp.	9,540	125,069
GSE Holding, Inc.	3,278	23,569
H.B. Fuller Co.	40,504	1,655,398
Hawkins, Inc. (d)	5,329	210,176
Huntsman Corp.	166,677	2,871,845
Innophos Holdings, Inc.	21,107	1,030,655
International Flavors & Fragrances, Inc.	78,743	5,746,664
Intrepid Potash, Inc. (d)	47,540	937,013
KMG Chemicals, Inc.	10,303	203,587
Koppers Holdings, Inc.	22,254	923,096
Kraton Performance Polymers, Inc. (a)	27,382	658,263
Kronos Worldwide, Inc. (d)	25,586	437,776
Landec Corp. (a)	25,874	284,873
LSB Industries, Inc. (a)	18,952	734,390
LyondellBasell Industries NV Class A	353,245	20,707,222
Material Sciences Corp. (a)(d)	4,565	46,335
Minerals Technologies, Inc.	52,154	2,098,677
Monsanto Co.	498,229	50,336,076
NewMarket Corp. (d)	10,242	2,577,604
Olin Corp. (d)	59,328	1,374,036
OM Group, Inc. (a)(d)	25,674	630,040
OMNOVA Solutions, Inc. (a)	35,057	280,807
Penford Corp. (a)	6,469	65,660
PolyOne Corp.	78,276	1,783,910
PPG Industries, Inc.	140,149	18,872,464
Praxair, Inc.	278,925	31,532,471
Quaker Chemical Corp.	14,473	830,895
Rockwood Holdings, Inc.	70,868	4,436,337
RPM International, Inc.	115,775	3,520,718
Senomyx, Inc. (a)	31,786	76,604
Sensient Technologies Corp.	58,886	2,173,482
Sherwin-Williams Co.	79,080	12,778,537
Sigma Aldrich Corp.	110,382	8,506,037
Spartech Corp. (a)	26,298	259,561
Stepan Co.	16,974	1,039,488
The Dow Chemical Co.	1,116,995	35,431,081
The Mosaic Co.	258,436	15,128,843
The Scotts Miracle-Gro Co. Class A (d)	31,090	1,377,598
Tredegar Corp.	24,439	598,267
Tronox Ltd. Class A	19,331	397,059

	Shares	Value
Valhi, Inc.	16,022	$ 260,838
Valspar Corp.	85,270	5,253,485
W.R. Grace & Co. (a)	64,184	4,594,291
Westlake Chemical Corp.	20,522	1,769,407
Zep, Inc.	16,526	247,229
Zoltek Companies, Inc. (a)(d)	40,249	376,328
		393,624,971
Construction Materials - 0.1%
Eagle Materials, Inc.	43,267	2,782,501
Headwaters, Inc. (a)	97,498	917,456
Martin Marietta Materials, Inc.	41,456	4,026,621
Texas Industries, Inc. (a)(d)	19,133	1,110,671
U.S. Concrete, Inc. (a)	13,793	135,171
Vulcan Materials Co.	120,291	6,126,421
		15,098,841
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	459,221
Aptargroup, Inc.	60,393	3,257,598
Ball Corp.	152,556	6,775,012
Bemis Co., Inc.	87,122	3,253,135
Berry Plastics Group, Inc.	28,788	553,305
Boise, Inc.	80,405	690,679
Crown Holdings, Inc. (a)	123,560	4,802,777
Graphic Packaging Holding Co. (a)	184,468	1,368,753
Greif, Inc. Class A	37,275	1,896,179
MOD-PAC Corp. (sub. vtg.) (a)	989	8,120
Myers Industries, Inc.	25,717	378,554
Owens-Illinois, Inc. (a)	155,209	3,957,830
Packaging Corp. of America	83,299	3,480,232
Rock-Tenn Co. Class A	65,822	5,821,956
Sealed Air Corp.	175,395	3,895,523
Silgan Holdings, Inc.	43,920	1,885,486
Sonoco Products Co.	95,840	3,044,837
UFP Technologies, Inc. (a)	2,454	46,430
		45,575,627
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(d)	36,860	605,610
AK Steel Holding Corp. (d)	121,218	454,568
Alcoa, Inc. (d)	972,022	8,281,627
Allegheny Technologies, Inc.	102,039	3,109,128
Allied Nevada Gold Corp. (a)(d)	72,291	1,322,925
Amcol International Corp.	23,278	680,649
Carpenter Technology Corp.	37,349	1,763,993
Century Aluminum Co. (a)(d)	51,555	418,111
Cliffs Natural Resources, Inc. (d)	131,469	3,347,201
Coeur d'Alene Mines Corp. (a)	98,197	1,866,725
Commercial Metals Co.	130,792	2,133,218
Compass Minerals International, Inc.	30,663	2,260,476
Comstock Mining, Inc. (a)(d)	32,356	64,065
Freeport-McMoRan Copper & Gold, Inc.	888,082	28,347,577
Friedman Industries	2,001	21,891
General Moly, Inc. (a)	49,482	144,487
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Globe Specialty Metals, Inc.	53,804	$ 768,859
Golden Minerals Co. (a)(d)	55,854	161,977
Handy & Harman Ltd. (a)	5,646	91,465
Haynes International, Inc.	10,403	535,755
Hecla Mining Co. (d)	255,072	1,183,534
Horsehead Holding Corp. (a)(d)	39,520	417,726
Kaiser Aluminum Corp. (d)	16,273	996,559
Materion Corp.	22,336	617,814
McEwen Mining, Inc. (a)	217,690	528,987
Metals USA Holdings Corp.	10,388	215,447
Mines Management, Inc. (a)(d)	24,109	26,279
Molycorp, Inc. (a)(d)	115,663	710,171
Newmont Mining Corp.	460,156	18,539,685
Noranda Aluminium Holding Corp.	57,213	272,334
Nucor Corp.	296,896	13,375,165
Olympic Steel, Inc.	9,587	198,163
Reliance Steel & Aluminum Co.	68,490	4,560,749
Royal Gold, Inc.	59,947	3,928,926
RTI International Metals, Inc. (a)(d)	27,976	830,048
Schnitzer Steel Industries, Inc. Class A (d)	20,284	580,325
Silver Bull Resources, Inc. (a)(d)	60,971	20,425
Solitario Exploration & Royalty Corp. (a)	18,115	28,078
Steel Dynamics, Inc.	191,858	2,929,672
Stillwater Mining Co. (a)(d)	106,954	1,394,680
SunCoke Energy, Inc. (a)	69,275	1,142,345
Synalloy Corp.	1,991	27,177
Timberline Resources Corp. (a)	18,994	3,609
U.S. Silica Holdings, Inc. (d)	14,625	359,629
United States Steel Corp. (d)	123,306	2,569,697
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	236,328
US Antimony Corp. (a)(d)	24,962	46,679
Walter Energy, Inc.	53,873	1,712,623
Worthington Industries, Inc.	60,686	1,719,841
		115,553,002
Paper & Forest Products - 0.2%
Boise Cascade Co.	11,500	311,650
Buckeye Technologies, Inc.	38,686	1,072,763
Clearwater Paper Corp. (a)	22,216	1,075,032
Deltic Timber Corp.	13,533	966,121
Domtar Corp.	31,471	2,346,478
International Paper Co.	404,904	17,819,825
Kapstone Paper & Packaging Corp.	34,137	909,410
Louisiana-Pacific Corp. (a)(d)	122,996	2,579,226
MeadWestvaco Corp.	171,723	6,132,228
Neenah Paper, Inc.	13,754	401,617
P.H. Glatfelter Co.	36,975	671,096
Resolute Forest Products (a)(d)	103,317	1,425,775
Schweitzer-Mauduit International, Inc.	24,906	917,786

	Shares	Value
Verso Paper Corp. (a)	23,529	$ 25,176
Wausau-Mosinee Paper Corp.	43,988	434,162
		37,088,345
TOTAL MATERIALS		606,940,786
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(d)	89,195	539,630
Alaska Communication Systems Group, Inc.	135,810	233,593
Allegiance Telecom, Inc. (a)(d)	7,100	0
AT&T, Inc.	5,313,513	190,808,252
Atlantic Tele-Network, Inc.	16,949	796,603
Cbeyond, Inc. (a)	59,758	419,501
CenturyLink, Inc. (d)	578,199	20,046,159
Cincinnati Bell, Inc. (a)(d)	198,209	644,179
Cogent Communications Group, Inc.	64,769	1,628,940
Consolidated Communications Holdings, Inc.	59,983	1,007,714
Elephant Talk Communication, Inc. (a)(d)	63,184	75,821
FairPoint Communications, Inc. (a)(d)	43,838	366,047
Frontier Communications Corp. (d)	931,518	3,856,485
General Communications, Inc. Class A (a)	33,964	286,996
Hawaiian Telcom Holdco, Inc. (a)	11,736	226,153
HickoryTech Corp.	2,523	23,691
IDT Corp. Class B	44,765	452,574
inContact, Inc. (a)(d)	42,838	290,870
Iridium Communications, Inc. (a)	61,404	375,178
Level 3 Communications, Inc. (a)(d)	161,071	3,218,199
Lumos Networks Corp.	15,837	180,859
Neutral Tandem, Inc.	28,172	96,630
ORBCOMM, Inc. (a)	20,031	88,337
Premiere Global Services, Inc. (a)	64,433	687,500
Primus Telecommunications Group, Inc.	10,437	114,703
Towerstream Corp. (a)(d)	39,383	98,064
tw telecom, inc. (a)	129,225	3,271,977
Verizon Communications, Inc.	2,670,665	124,266,042
Vonage Holdings Corp. (a)	140,662	371,348
Windstream Corp. (d)	539,024	4,630,216
		359,102,261
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	15,589	94,781
Clearwire Corp. Class A (a)	410,997	1,282,311
Crown Castle International Corp. (a)	268,137	18,715,963
Leap Wireless International, Inc. (a)(d)	51,525	275,659
MetroPCS Communications, Inc. (a)	316,592	3,102,602
NII Holdings, Inc. (a)(d)	144,839	698,124
NTELOS Holdings Corp.	10,948	136,631
SBA Communications Corp. Class A (a)(d)	109,238	7,769,007
Shenandoah Telecommunications Co.	22,919	330,263
Sprint Nextel Corp. (a)	2,784,811	16,151,904
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	98,546	$ 2,255,718
U.S. Cellular Corp. (a)(d)	27,310	1,004,735
USA Mobility, Inc.	43,148	501,380
		52,319,078
TOTAL TELECOMMUNICATION SERVICES		411,421,339
UTILITIES - 3.5%
Electric Utilities - 1.8%
Allete, Inc.	33,215	1,561,105
American Electric Power Co., Inc.	446,091	20,872,598
Cleco Corp. (d)	54,483	2,413,597
Duke Energy Corp.	665,471	46,083,867
Edison International	298,039	14,314,813
El Paso Electric Co.	44,691	1,490,445
Empire District Electric Co.	52,048	1,114,348
Entergy Corp.	167,660	10,438,512
Exelon Corp.	798,134	24,734,173
FirstEnergy Corp.	388,361	15,332,492
Great Plains Energy, Inc.	136,077	2,970,561
Hawaiian Electric Industries, Inc.	99,172	2,676,652
IDACORP, Inc.	44,055	2,056,928
ITC Holdings Corp.	54,901	4,640,233
MGE Energy, Inc.	22,576	1,211,880
NextEra Energy, Inc.	396,901	28,525,275
Northeast Utilities	298,461	12,389,116
NV Energy, Inc.	198,898	3,930,224
OGE Energy Corp.	100,519	5,821,055
Otter Tail Corp.	43,707	1,262,695
Pepco Holdings, Inc.	198,406	4,025,658
Pinnacle West Capital Corp.	94,072	5,262,388
PNM Resources, Inc.	67,114	1,507,380
Portland General Electric Co.	65,957	1,958,263
PPL Corp.	531,780	16,389,460
Southern Co.	819,798	36,899,108
UIL Holdings Corp.	48,015	1,880,267
Unitil Corp.	19,695	539,249
UNS Energy Corp.	32,111	1,509,859
Westar Energy, Inc. (d)	117,240	3,636,785
Xcel Energy, Inc.	463,832	13,311,978
		290,760,964
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,702,453
Atmos Energy Corp.	80,528	3,073,754
Chesapeake Utilities Corp.	10,363	497,735
Delta Natural Gas Co., Inc.	3,078	60,144
Gas Natural, Inc.	3,100	30,814
Laclede Group, Inc.	27,494	1,120,655
National Fuel Gas Co. (d)	80,051	4,658,168

	Shares	Value
New Jersey Resources Corp.	32,715	$ 1,457,780
Northwest Natural Gas Co.	34,699	1,580,539
ONEOK, Inc.	190,309	8,562,002
Piedmont Natural Gas Co., Inc. (d)	66,004	2,127,969
Questar Corp.	154,003	3,620,611
South Jersey Industries, Inc.	25,563	1,409,544
Southwest Gas Corp.	43,172	1,955,692
UGI Corp.	101,658	3,641,390
WGL Holdings, Inc.	48,285	2,036,178
		40,535,428
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)(d)	24,722	54,388
Black Hills Corp.	38,823	1,614,649
Calpine Corp. (a)(d)	357,032	6,569,389
Dynegy, Inc. (a)(d)	83,582	1,635,700
Genie Energy Ltd. Class B	11,430	80,239
NRG Energy, Inc.	283,859	6,812,616
Ormat Technologies, Inc. (d)	29,840	609,930
Synthesis Energy Systems, Inc. (a)(d)	39,903	42,696
The AES Corp.	613,866	7,133,123
		24,552,730
Multi-Utilities - 1.1%
Alliant Energy Corp.	123,112	5,871,211
Ameren Corp.	230,451	7,786,939
Avista Corp.	62,033	1,624,644
CenterPoint Energy, Inc.	384,116	8,231,606
CH Energy Group, Inc.	22,364	1,456,567
CMS Energy Corp.	217,136	5,777,989
Consolidated Edison, Inc.	267,067	15,756,953
Dominion Resources, Inc.	535,722	30,000,432
DTE Energy Co.	174,595	11,662,946
Integrys Energy Group, Inc.	70,869	4,009,059
MDU Resources Group, Inc.	177,407	4,286,153
NiSource, Inc.	277,276	7,680,545
NorthWestern Energy Corp.	42,329	1,649,984
PG&E Corp.	400,233	17,065,935
Public Service Enterprise Group, Inc.	481,767	15,700,787
SCANA Corp.	137,776	6,728,980
Sempra Energy	209,790	16,313,270
TECO Energy, Inc.	187,457	3,233,633
Vectren Corp.	88,091	2,907,003
Wisconsin Energy Corp.	210,137	8,678,658
		176,423,294
Water Utilities - 0.1%
American States Water Co. (d)	26,442	1,400,368
American Water Works Co., Inc.	164,099	6,473,706
Aqua America, Inc. (d)	151,195	4,404,310
Artesian Resources Corp. Class A	8,755	194,799
Cadiz, Inc. (a)(d)	5,759	38,816
California Water Service Group	51,749	1,038,085
Connecticut Water Service, Inc.	5,010	149,599
Middlesex Water Co.	7,054	137,271
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)	13,598	$ 54,528
SJW Corp.	12,324	326,709
York Water Co.	5,248	96,878
		14,315,069
TOTAL UTILITIES		546,587,485
TOTAL COMMON STOCKS (Cost $12,541,206,142)		15,617,207,824
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.14% 4/11/13 to 8/8/13 (e) (Cost $13,995,954)	$ 14,000,000	13,995,829
Money Market Funds - 9.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	251,050,200	251,050,200
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,320,680,268	1,320,680,268
TOTAL MONEY MARKET FUNDS (Cost $1,571,730,468)		1,571,730,468
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $14,126,932,564)		17,202,934,121
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(1,379,225,564)
NET ASSETS - 100%		$ 15,823,708,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
288 CME S&P 500 Index Contracts	March 2013	$ 108,957,600	$ 6,174,424
749 CME E-mini S&P 500 Index Contracts	March 2013	56,673,085	3,298,524
110 CME E-mini S&P MidCap 400 Index Contracts	March 2013	12,118,700	948,344
266 NYFE Russell 2000 Mini Index Contracts	March 2013	24,211,320	2,022,798
TOTAL EQUITY INDEX CONTRACTS		$ 201,960,705	$ 12,444,090

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,776,149.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 287,077
Fidelity Securities Lending Cash Central Fund	7,094,866
Total	$ 7,381,943
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,900,846,570	$ 1,900,846,570	$ -	$ -
Consumer Staples	1,474,260,627	1,474,260,627	-	-
Energy	1,606,396,650	1,606,396,650	-	-
Financials	2,687,885,279	2,687,883,265	-	2,014
Health Care	1,871,399,851	1,871,399,850	-	1
Industrials	1,760,126,554	1,760,119,350	7,204	-
Information Technology	2,751,342,683	2,751,342,683	-	-
Materials	606,940,786	606,940,786	-	-
Telecommunication Services	411,421,339	411,421,339	-	-
Utilities	546,587,485	546,587,485	-	-
U.S. Government and Government Agency Obligations	13,995,829	-	13,995,829	-
Money Market Funds	1,571,730,468	1,571,730,468	-	-
Total Investments in Securities:	$ 17,202,934,121	$ 17,188,929,073	$ 14,003,033	$ 2,015
Derivative Instruments:
Assets
Futures Contracts	$ 12,444,090	$ 12,444,090	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,444,090	$ -
Total Value of Derivatives	$ 12,444,090	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $1,287,151,025) - See accompanying schedule: Unaffiliated issuers (cost $12,555,202,096)	$ 15,631,203,653
Fidelity Central Funds (cost $1,571,730,468)	1,571,730,468
Total Investments (cost $14,126,932,564)		$ 17,202,934,121
Receivable for investments sold		3,035,785
Receivable for fund shares sold		11,984,080
Dividends receivable		33,542,246
Distributions receivable from Fidelity Central Funds		558,348
Receivable from investment adviser for expense reductions		160,619
Other receivables		178,407
Total assets		17,252,393,606

Liabilities
Payable to custodian bank	$ 126,989
Payable for investments purchased	56,679,963
Payable for fund shares redeemed	49,799,670
Accrued management fee	591,657
Payable for daily variation margin on futures contracts	333,124
Other affiliated payables	297,617
Other payables and accrued expenses	175,761
Collateral on securities loaned, at value	1,320,680,268
Total liabilities		1,428,685,049

Net Assets		$ 15,823,708,557
Net Assets consist of:
Paid in capital		$ 13,071,285,937
Undistributed net investment income		46,240,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(382,263,383)
Net unrealized appreciation (depreciation) on investments		3,088,445,647
Net Assets		$ 15,823,708,557

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($1,305,435,209 ÷ 29,633,769 shares)	$ 44.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($10,262,591,611 ÷ 232,944,649 shares)	$ 44.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($876,155,329 ÷ 19,889,560 shares)	$ 44.05

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($546,328,608 ÷ 12,402,872 shares)	$ 44.05

Class F: Net Asset Value, offering price and redemption price per share ($2,833,197,800 ÷ 64,302,504 shares)	$ 44.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 298,854,280
Interest		13,404
Income from Fidelity Central Funds		7,381,943
Total income		306,249,627

Expenses
Management fee	$ 6,141,448
Transfer agent fees	3,688,553
Independent trustees' compensation	87,852
Miscellaneous	34,265
Total expenses before reductions	9,952,118
Expense reductions	(397,071)	9,555,047
Net investment income (loss)		296,694,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,234,181
Foreign currency transactions	1,127
Futures contracts	27,632,420
Total net realized gain (loss)		79,867,728
Change in net unrealized appreciation (depreciation) on: Investment securities	1,451,980,584
Assets and liabilities in foreign currencies	(221)
Futures contracts	220,387
Total change in net unrealized appreciation (depreciation)		1,452,200,750
Net gain (loss)		1,532,068,478
Net increase (decrease) in net assets resulting from operations		$ 1,828,763,058

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 296,694,580	$ 209,840,887
Net realized gain (loss)	79,867,728	578,441,424
Change in net unrealized appreciation (depreciation)	1,452,200,750	(263,122,528)
Net increase (decrease) in net assets resulting from operations	1,828,763,058	525,159,783
Distributions to shareholders from net investment income	(264,325,861)	(195,308,977)
Share transactions - net increase (decrease)	1,964,414,886	(149,356,809)
Redemption fees	275,392	378,217
Total increase (decrease) in net assets	3,529,127,475	180,872,214

Net Assets
Beginning of period	12,294,581,082	12,113,708,868
End of period (including undistributed net investment income of $46,240,356 and undistributed net investment income of $27,909,802, respectively)	$ 15,823,708,557	$ 12,294,581,082

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Income from Investment Operations
Net investment income (loss) B	.87	.68	.61	.56	.70
Net realized and unrealized gain (loss)	4.40	.96	7.03	10.96	(16.70)
Total from investment operations	5.27	1.64	7.64	11.52	(16.00)
Distributions from net investment income	(.77)	(.65)	(.60)	(.57)	(.64)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)
Total distributions	(.77)	(.65)	(.62)	(.58) I	(.65) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Total Return A	13.50%	4.46%	24.39%	56.10%	(43.32)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.15%	1.84%	1.80%	2.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025
Portfolio turnover rate D	3%	17%	4%	7%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Income from Investment Operations
Net investment income (loss) B	.89	.69	.62	.57	.72
Net realized and unrealized gain (loss)	4.39	.97	7.03	10.95	(16.71)
Total from investment operations	5.28	1.66	7.65	11.52	(15.99)
Distributions from net investment income	(.78)	(.66)	(.61)	(.57)	(.65)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)
Total distributions	(.78)	(.66)	(.63)	(.59) I	(.65) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Total Return A	13.53%	4.51%	24.43%	56.07%	(43.28)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.18%	1.87%	1.83%	2.03%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057
Portfolio turnover rate D	3%	17%	4%	7%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.89	.36
Net realized and unrealized gain (loss)	4.40	5.26
Total from investment operations	5.29	5.62
Distributions from net investment income	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 44.05	$ 39.55
Total Return B, C	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 876,155	$ 693,534
Portfolio turnover rate F	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.90	.36
Net realized and unrealized gain (loss)	4.39	5.26
Total from investment operations	5.29	5.62
Distributions from net investment income	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 44.05	$ 39.55
Total Return B, C	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.06% A
Expenses net of fee waivers, if any	.05% L	.05% A, L
Expenses net of all reductions	.05% L	.05% A, L
Net investment income (loss)	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,329	$ 189,758
Portfolio turnover rate F	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.90	.69	.63	.26
Net realized and unrealized gain (loss)	4.39	.97	7.02	1.67
Total from investment operations	5.29	1.66	7.65	1.93
Distributions from net investment income	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	(.02)	(.02)
Total distributions	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% L	.06%	.07%	.07% A
Net investment income (loss)	2.20%	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. L Amount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,313,659,382
Gross unrealized depreciation	(1,277,823,266)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,035,836,116

Tax Cost	$ 14,167,098,005

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,416,105
Capital loss carryforward	$ (329,653,844)
Net unrealized appreciation (depreciation)	$ 3,035,836,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (82,640,415)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	$ (329,653,844)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Ordinary Income	$ 264,325,861	$ 195,308,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $27,632,420 and a change in net unrealized appreciation (depreciation) of $220,387 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,333,261,563 and $350,473,786, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,608,860
Fidelity Advantage Class	1,808,389
Institutional Class	198,032
Fidelity Advantage Institutional Class	73,272
$ 3,688,553

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34,265 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,094,866. During the period, there were no securities loaned to FCM.

Annual Report

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Institutional Class	.06% / .05%*	$ 102,634
Fidelity Advantage Class	.06%*	216,903
Fidelity Advantage Institutional Class	.045%	77,053
		$ 396,590

* Expense limitation effective January 1, 2013.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $481.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 58,496,193	$ 74,011,128
Fidelity Advantage Class	134,301,377	90,014,851
Institutional Class	15,312,994	6,818,791
Fidelity Advantage Institutional Class	9,729,037	2,620,049
Class F	46,486,260	21,844,158
Total	$ 264,325,861	$ 195,308,977

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28, 2013	Year ended February 29, 2012 A	Year ended February 28, 2013	Year ended February 29, 2012 A
Investor Class
Shares sold	18,000,373	37,550,760	$ 734,600,452	$ 1,388,868,676
Reinvestment of distributions	1,376,779	2,008,028	55,808,530	71,680,307
Shares redeemed	(75,188,401)	(117,221,767) B	(3,168,012,059)	(4,390,559,721) B
Net increase (decrease)	(55,811,249)	(77,662,979)	$ (2,377,603,077)	$ (2,930,010,738)
Fidelity Advantage Class
Shares sold	97,957,582	52,795,658	$ 4,121,057,430	$ 2,007,116,846
Reinvestment of distributions	2,934,640	2,192,081	119,002,705	77,894,521
Shares redeemed	(33,199,050)	(21,435,179)	(1,350,946,307)	(789,876,393)
Net increase (decrease)	67,693,172	33,552,560	$ 2,889,113,828	$ 1,295,134,974
Institutional Class
Shares sold	8,433,106	17,993,180	$ 338,510,978	$ 649,476,736
Reinvestment of distributions	377,853	194,656	15,312,994	6,818,791
Shares redeemed	(6,455,224)	(654,011)	(253,857,664)	(24,602,098)
Net increase (decrease)	2,355,735	17,533,825	$ 99,966,308	$ 631,693,429
Fidelity Advantage Institutional Class
Shares sold	10,372,973	4,871,455	$ 406,066,075	$ 179,033,674
Reinvestment of distributions	239,832	74,794	9,729,037	2,620,049
Shares redeemed	(3,007,383)	(148,799)	(124,740,192)	(5,550,895)
Net increase (decrease)	7,605,422	4,797,450	$ 291,054,920	$ 176,102,828

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 28, 2013	Year ended February 29, 2012 A	Year ended February 28, 2013	Year ended February 29, 2012 A
Class F
Shares sold	31,085,123	22,439,089	$ 1,254,633,446	$ 826,126,384
Reinvestment of distributions	1,145,187	617,949	46,486,260	21,844,158
Shares redeemed	(5,709,687)	(4,602,865)	(239,236,799)	(170,247,844)
Net increase (decrease)	26,520,623	18,454,173	$ 1,061,882,907	$ 677,722,698

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,138.40	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,138.30	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,138.40	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,139.80	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,140.00	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,140.20	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,140.30	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Fidelity Advantage Institutional ClassA	14.04%	7.69%	12.15%

A The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Extended Market Index Fund - Fidelity Advantage Institutional Class on on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period. The initial offering of Fidelity Advantage Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Fidelity Advantage Institutional Class.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the year, the fund's Fidelity Advantage® Institutional Class shares gained 14.04%, compared with 13.80% for the fund's benchmark, the Dow Jones U.S. Completion Total Stock Market IndexSM. Of the 10 market sectors in the index, nine generated positive performance, with energy the only exception. Among the gainers, financials and health care did the best, each generating a gain of around 20%. The fund's leading individual contributor was HollyFrontier, an independent oil refinery whose shares were up sharply during the period. Cheaper energy costs have enabled HollyFrontier and its competitors to operate more profitably. Liberty Global, a provider of video, Internet and telephone service, and shares of Starz, a media and entertainment company spun off from Liberty Global in August, also added value, as did LinkedIn, a business-oriented social media company whose stock jumped in February after the firm announced much-better-than-expected fourth-quarter earnings. One notable negative during the period was VeriFone Systems, whose shares were down roughly 60% - including 43% on a single day in late February, after the company, which makes credit-card payment terminals, predicted that Europe's poor economy would depress the company's profits. Also hurting results was Herbalife. A well-known hedge fund manager honed in on this maker of nutrition and personal care products, essentially accusing the company of operating a pyramid scheme - something the company's management has categorically denied. While the company's shares dropped sharply in December, it made up a significant portion of the decline in the subsequent months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co.	0.6	0.4
Transocean Ltd. (United States)	0.6	0.0
Las Vegas Sands Corp.	0.6	0.6
Liberty Global, Inc. Class A	0.5	0.5
Annaly Capital Management, Inc.	0.5	0.6
Facebook, Inc. Class A	0.5	0.3
Regeneron Pharmaceuticals, Inc.	0.4	0.4
Delta Air Lines, Inc.	0.4	0.3
Liberty Media Corp. Class A	0.4	0.0
HollyFrontier Corp.	0.4	0.3
	4.9
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.5
Consumer Discretionary	15.4	16.3
Industrials	15.3	14.1
Information Technology	14.8	15.3
Health Care	10.5	10.7
Energy	6.6	5.6
Materials	5.6	6.2
Utilities	3.6	3.7
Consumer Staples	3.2	3.3
Telecommunication Services	0.9	1.0

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.9%
Allison Transmission Holdings, Inc.	76,706	$ 1,771,909
American Axle & Manufacturing Holdings, Inc. (a)	172,886	2,187,008
Cooper Tire & Rubber Co.	161,372	4,079,484
Dana Holding Corp.	384,916	6,439,645
Dorman Products, Inc. (d)	82,023	2,867,524
Drew Industries, Inc.	48,740	1,773,161
Exide Technologies (a)	194,496	521,249
Federal-Mogul Corp. Class A (a)	60,748	490,844
Fuel Systems Solutions, Inc. (a)(d)	31,837	442,216
Gentex Corp. (d)	355,459	6,664,856
Gentherm, Inc. (a)	70,617	1,087,502
Lear Corp.	244,133	13,041,585
Modine Manufacturing Co. (a)	132,459	1,091,462
Motorcar Parts of America, Inc. (a)	33,298	182,140
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	16,274
Shiloh Industries, Inc.	9,407	98,585
Spartan Motors, Inc.	62,902	332,752
Standard Motor Products, Inc.	59,935	1,482,193
Stoneridge, Inc. (a)	65,396	421,804
Strattec Security Corp.	6,920	196,874
Superior Industries International, Inc.	56,407	1,226,852
Tenneco, Inc. (a)	164,792	5,838,581
Tower International, Inc. (a)	17,465	210,279
TRW Automotive Holdings Corp. (a)	254,300	14,924,867
UQM Technologies, Inc. (a)(d)	78,497	58,873
Visteon Corp. (a)	134,057	7,812,842
		75,261,361
Automobiles - 0.8%
General Motors Co. (a)(d)	1,951,627	52,986,668
Tesla Motors, Inc. (a)(d)	179,803	6,262,538
Thor Industries, Inc. (d)	110,352	4,148,132
Winnebago Industries, Inc. (a)	74,520	1,444,198
		64,841,536
Distributors - 0.3%
Core-Mark Holding Co., Inc.	32,914	1,577,239
LKQ Corp. (a)	753,377	15,964,059
Pool Corp.	112,674	5,151,455
VOXX International Corp. (a)(d)	62,477	621,646
Weyco Group, Inc.	16,952	390,913
		23,705,312
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	44,261	1,725,294
Ascent Capital Group, Inc. (a)(d)	34,050	2,335,490
Bridgepoint Education, Inc. (a)(d)	51,097	521,700
Bright Horizons Family Solutions, Inc.	25,400	710,184
Cambium Learning Group, Inc. (a)	16,192	19,754
Capella Education Co. (a)(d)	34,672	1,097,716
Career Education Corp. (a)	137,751	440,803

	Shares	Value
Carriage Services, Inc.	49,366	$ 898,461
Coinstar, Inc. (a)(d)	76,335	3,907,589
Collectors Universe, Inc. (d)	17,833	197,411
Corinthian Colleges, Inc. (a)(d)	178,249	379,670
DeVry, Inc. (d)	163,000	4,886,740
Education Management Corp. (a)(d)	71,409	254,216
Grand Canyon Education, Inc. (a)	101,607	2,433,488
Hillenbrand, Inc.	148,874	3,675,699
ITT Educational Services, Inc. (a)(d)	44,919	618,984
K12, Inc. (a)(d)	95,189	1,984,691
Learning Tree International, Inc. (a)	12,160	46,086
LifeLock, Inc.	37,658	438,716
Lincoln Educational Services Corp.	64,172	404,925
Mac-Gray Corp.	25,136	312,189
Matthews International Corp. Class A	61,846	2,040,918
National American University Holdings, Inc.	23,237	90,392
Regis Corp. (d)	140,330	2,528,747
Service Corp. International	578,446	8,989,051
Sotheby's Class A (Ltd. vtg.) (d)	170,852	6,531,672
Steiner Leisure Ltd. (a)	31,260	1,473,909
Stewart Enterprises, Inc. Class A	181,075	1,533,705
Strayer Education, Inc. (d)	31,745	1,558,362
Universal Technical Institute, Inc.	48,727	568,157
Weight Watchers International, Inc. (d)	66,068	2,830,353
		55,435,072
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	1,861,020
Ambassadors Group, Inc.	48,627	218,822
Ameristar Casinos, Inc.	83,030	2,175,386
ARK Restaurants Corp.	8,457	180,219
Bally Technologies, Inc. (a)(d)	110,933	5,297,051
Biglari Holdings, Inc. (a)(d)	3,343	1,251,552
BJ's Restaurants, Inc. (a)(d)	64,098	1,973,577
Bloomin' Brands, Inc.	63,870	1,099,203
Bluegreen Corp. (a)	26,636	259,967
Bob Evans Farms, Inc.	71,704	2,918,353
Boyd Gaming Corp. (a)(d)	138,515	910,044
Bravo Brio Restaurant Group, Inc. (a)	41,389	624,146
Brinker International, Inc.	188,247	6,283,685
Buffalo Wild Wings, Inc. (a)(d)	43,913	3,455,514
Burger King Worldwide, Inc.	201,153	3,671,042
Caesars Entertainment Corp. (d)	63,112	788,900
Carrols Restaurant Group, Inc. (a)(d)	55,247	293,914
CEC Entertainment, Inc.	53,783	1,626,936
Century Casinos, Inc. (a)	54,140	159,713
Choice Hotels International, Inc. (d)	86,880	3,304,046
Churchill Downs, Inc.	34,319	2,264,368
Chuys Holdings, Inc. (d)	14,879	424,200
Cosi, Inc. (a)	62,262	54,168
Cracker Barrel Old Country Store, Inc.	57,580	4,334,622
Del Frisco's Restaurant Group, Inc. (a)	13,704	241,053
Denny's Corp. (a)	245,910	1,391,851
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc.	36,952	$ 2,582,575
Domino's Pizza, Inc.	143,654	6,840,803
Dover Downs Gaming & Entertainment, Inc.	28,631	66,710
Dover Motorsports, Inc.	22,686	38,566
Dunkin' Brands Group, Inc. (d)	207,385	7,704,353
Einstein Noah Restaurant Group, Inc.	16,381	220,161
Empire Resorts, Inc. (a)(d)	26,500	53,265
Entertainment Gaming Asia, Inc. (a)	41,906	82,136
Famous Dave's of America, Inc. (a)	15,087	148,456
Fiesta Restaurant Group, Inc. (a)	41,197	931,052
Frisch's Restaurants, Inc.	8,068	153,453
Full House Resorts, Inc. (a)	24,413	81,539
Gaming Partners International Corp.	1,584	12,466
Granite City Food & Brewery Ltd. (a)	2,301	4,464
Hyatt Hotels Corp. Class A (a)	136,316	5,601,224
Ignite Restaurant Group, Inc. (a)	12,461	174,952
International Speedway Corp. Class A	76,829	2,315,626
Interval Leisure Group, Inc.	95,505	1,993,189
Isle of Capri Casinos, Inc. (a)	62,455	414,077
Jack in the Box, Inc. (a)	113,324	3,587,838
Jamba, Inc. (a)(d)	190,500	533,400
Kona Grill, Inc. (a)	10,220	86,870
Krispy Kreme Doughnuts, Inc. (a)	168,974	2,230,457
Lakes Entertainment, Inc. (a)	51,180	154,564
Las Vegas Sands Corp.	901,974	46,442,641
Life Time Fitness, Inc. (a)(d)	100,324	4,227,653
Luby's, Inc. (a)	41,544	338,168
Marcus Corp.	44,387	541,965
Marriott Vacations Worldwide Corp. (a)	72,432	2,988,544
MAXXAM, Inc. (a)	8	4,840
MGM Mirage, Inc. (a)	938,375	11,720,304
Monarch Casino & Resort, Inc. (a)	28,201	283,702
Morgans Hotel Group Co. (a)	89,969	441,748
MTR Gaming Group, Inc. (a)	47,245	181,893
Multimedia Games Holding Co., Inc. (a)	77,444	1,448,203
Nathan's Famous, Inc. (a)	7,826	286,745
Norwegian Cruise Line Holdings Ltd. (d)	59,000	1,827,820
Orient Express Hotels Ltd. Class A (a)	222,453	2,297,939
Panera Bread Co. Class A (a)	70,750	11,387,213
Papa John's International, Inc. (a)	47,394	2,464,962
Penn National Gaming, Inc. (a)(d)	167,235	8,336,665
Pinnacle Entertainment, Inc. (a)	143,901	2,014,614
Premier Exhibitions, Inc. (a)	49,299	113,388
Red Lion Hotels Corp. (a)	40,106	289,164
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	1,938,219
Rick's Cabaret International, Inc. (a)	17,933	152,610
Royal Caribbean Cruises Ltd.	357,576	12,468,675
Ruby Tuesday, Inc. (a)(d)	132,312	971,170
Ruth's Hospitality Group, Inc. (a)(d)	79,897	723,867
Scientific Games Corp. Class A (a)	151,632	1,364,688

	Shares	Value
SHFL Entertainment, Inc. (a)	149,495	$ 2,370,991
Six Flags Entertainment Corp.	134,637	8,995,098
Sonic Corp. (a)(d)	134,092	1,513,899
Speedway Motorsports, Inc.	37,455	609,018
Texas Roadhouse, Inc. Class A	141,782	2,742,064
The Cheesecake Factory, Inc.	138,221	4,787,975
Town Sports International Holdings, Inc.	44,383	411,430
Vail Resorts, Inc.	91,200	5,037,888
Wendy's Co.	820,657	4,669,538
WMS Industries, Inc. (a)	135,114	3,383,255
		232,854,104
Household Durables - 1.3%
American Greetings Corp. Class A (d)	80,329	1,301,330
Bassett Furniture Industries, Inc.	26,134	380,250
Beazer Homes USA, Inc. (a)(d)	58,949	917,836
Blyth, Inc. (d)	30,867	441,089
Cavco Industries, Inc. (a)(d)	15,629	705,024
Cobra Electronics Corp. (a)	2,458	8,259
CSS Industries, Inc.	25,514	612,591
Dixie Group, Inc. (a)	9,546	40,857
Emerson Radio Corp. (a)	24,397	40,255
Ethan Allen Interiors, Inc. (d)	65,707	1,835,854
Flexsteel Industries, Inc.	13,576	312,248
Furniture Brands International, Inc. (a)(d)	96,407	87,730
Helen of Troy Ltd. (a)	82,338	3,053,093
Hooker Furniture Corp. (d)	28,322	425,113
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	1,581,963
iRobot Corp. (a)(d)	70,540	1,512,378
Jarden Corp. (d)	195,174	12,122,257
KB Home (d)	199,841	3,735,028
Kid Brands, Inc. (a)	42,456	65,382
Koss Corp.	1,389	6,876
La-Z-Boy, Inc.	136,599	2,502,494
Libbey, Inc. (a)	55,448	1,017,471
Lifetime Brands, Inc.	17,993	195,584
M.D.C. Holdings, Inc.	95,439	3,667,721
M/I Homes, Inc. (a)(d)	59,187	1,355,382
Meritage Homes Corp. (a)(d)	84,822	3,434,443
Mohawk Industries, Inc. (a)	145,243	15,398,663
NACCO Industries, Inc. Class A	15,913	924,386
NVR, Inc. (a)	11,951	12,060,949
Ryland Group, Inc.	112,867	4,031,609
Sealy Corp., Inc. (a)(d)	239,859	522,893
Skullcandy, Inc. (a)(d)	35,352	215,647
Skyline Corp. (a)	14,802	67,941
Standard Pacific Corp. (a)(d)	272,235	2,215,993
Stanley Furniture Co., Inc. (a)	37,789	175,341
Tempur-Pedic International, Inc. (a)(d)	149,070	6,122,305
Toll Brothers, Inc. (a)	375,191	12,801,517
TRI Pointe Homes, Inc.	33,900	623,760
Tupperware Brands Corp.	142,523	11,149,574
Universal Electronics, Inc. (a)(d)	42,510	830,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Wells-Gardner Electronics Corp. (a)	4,238	$ 8,222
Zagg, Inc. (a)(d)	58,700	430,271
		108,938,224
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	515,432
Blue Nile, Inc. (a)(d)	34,050	1,155,317
CafePress, Inc.	18,875	131,181
dELiA*s, Inc. (a)	47,804	49,238
Gaiam, Inc. Class A (a)(d)	35,599	129,580
Geeknet, Inc. (a)	16,239	259,986
Groupon, Inc. Class A (a)(d)	689,498	3,123,426
Hollywood Media Corp. (a)	72,242	96,082
HomeAway, Inc. (a)	87,491	2,580,985
HSN, Inc.	102,794	5,499,479
Kayak Software Corp. (d)	8,136	324,382
Liberty Media Corp.:
Interactive Series A (a)	1,307,488	27,300,349
Series A (a)	72,200	5,212,840
NutriSystem, Inc. (d)	57,407	472,460
Orbitz Worldwide, Inc. (a)	57,753	246,028
Overstock.com, Inc. (a)(d)	32,352	375,930
PetMed Express, Inc.	45,901	580,648
Shutterfly, Inc. (a)	75,702	3,276,383
U.S. Auto Parts Network, Inc. (a)	28,450	37,270
ValueVision Media, Inc. Class A (a)(d)	73,905	193,631
Vitacost.com, Inc. (a)(d)	55,838	412,643
		51,973,270
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)(d)	32,216	1,170,407
Black Diamond, Inc. (a)(d)	60,682	484,242
Brunswick Corp. (d)	226,186	8,242,218
Callaway Golf Co.	169,550	1,139,376
Escalade, Inc.	6,336	36,622
JAKKS Pacific, Inc. (d)	48,535	591,156
Johnson Outdoors, Inc. Class A (a)	11,512	263,395
Leapfrog Enterprises, Inc. Class A (a)(d)	119,221	1,021,724
Marine Products Corp.	22,297	149,836
Meade Instruments Corp. (a)	201	322
Nautilus, Inc. (a)	71,481	408,871
Polaris Industries, Inc.	161,373	14,099,159
Smith & Wesson Holding Corp. (a)(d)	163,613	1,562,504
Steinway Musical Instruments, Inc. (a)	17,768	399,069
Sturm, Ruger & Co., Inc. (d)	53,045	2,896,787
Summer Infant, Inc. (a)	37,416	75,954
		32,541,642
Media - 2.7%
A.H. Belo Corp. Class A	45,144	227,074
AMC Networks, Inc. Class A (a)	146,257	8,395,152
Arbitron, Inc.	64,979	3,043,616
Ballantyne of Omaha, Inc. (a)	47,765	172,432

	Shares	Value
Beasley Broadcast Group, Inc. Class A (d)	4,117	$ 21,491
Belo Corp. Series A	257,053	2,220,938
Carmike Cinemas, Inc. (a)	41,423	648,684
Central European Media Enterprises Ltd. Class A (a)(d)	83,990	439,268
Charter Communications, Inc. Class A (a)	114,400	9,883,016
Cinemark Holdings, Inc.	254,815	7,083,857
Clear Channel Outdoor Holding, Inc. Class A	93,060	707,256
Crown Media Holdings, Inc. Class A (a)(d)	89,832	172,477
Cumulus Media, Inc. Class A (a)(d)	145,433	475,566
Dex One Corp. (a)	104,262	185,586
Digital Cinema Destinations Co.	8,182	48,928
Digital Generation, Inc. (a)(d)	69,421	538,013
DISH Network Corp. Class A	580,877	20,214,520
DreamWorks Animation SKG, Inc. Class A (a)(d)	185,384	3,077,374
E.W. Scripps Co. Class A (a)	90,471	977,992
Emmis Communications Corp. Class A (a)	80,456	129,534
Entercom Communications Corp. Class A (a)(d)	52,600	395,026
Entravision Communication Corp. Class A	171,104	342,208
FAB Universal Corp. (a)(d)	15,525	54,338
Fisher Communications, Inc.	18,212	669,655
Gray Television, Inc. (a)	114,472	477,348
Harris Interactive, Inc. (a)	49,977	82,462
Harte-Hanks, Inc.	112,719	819,467
Insignia Systems, Inc. (a)(d)	22,896	44,189
John Wiley & Sons, Inc. Class A	127,316	4,657,219
Journal Communications, Inc. Class A (a)	87,795	480,239
Lamar Advertising Co. Class A (a)	145,198	6,713,956
Liberty Global, Inc. Class A (a)(d)	625,051	43,059,763
Liberty Media Corp. Class A (a)	284,004	30,672,432
LIN TV Corp. Class A (a)	76,893	874,273
Live Nation Entertainment, Inc. (a)	374,586	3,966,866
Martha Stewart Living Omnimedia, Inc. Class A (a)	61,948	159,206
Media General, Inc. Class A (a)(d)	50,209	245,522
Meredith Corp. (d)	89,189	3,747,722
Morningstar, Inc.	62,709	4,300,583
National CineMedia, Inc.	141,197	2,153,254
Navarre Corp. (a)	74,677	150,101
Nexstar Broadcasting Group, Inc. Class A	53,895	800,880
NTN Communications, Inc. (a)	49,847	10,971
Outdoor Channel Holdings, Inc.	45,301	338,398
Pandora Media, Inc. (a)(d)	246,406	3,006,153
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	129,584
ReachLocal, Inc. (a)(d)	35,865	449,388
Reading International, Inc. Class A (a)	33,132	182,226
Regal Entertainment Group Class A (d)	219,584	3,440,881
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Rentrak Corp. (a)(d)	22,587	$ 472,068
RLJ Entertainment, Inc. (a)	42,349	167,279
Saga Communications, Inc. Class A	9,540	418,806
Salem Communications Corp. Class A	20,080	126,102
Scholastic Corp. (d)	68,051	2,048,335
Shutterstock, Inc.	11,144	363,294
Sinclair Broadcast Group, Inc. Class A	127,974	1,801,874
Sirius XM Radio, Inc. (d)	8,343,866	25,865,985
Spanish Broadcasting System, Inc. Class A (a)	17,489	43,897
SPAR Group, Inc. (a)	4,346	7,997
Starz - Liberty Capital Series A (a)	281,219	5,219,425
SuperMedia, Inc. (a)(d)	55,648	224,818
The Madison Square Garden Co. Class A (a)	154,191	8,622,361
The McClatchy Co. Class A (a)(d)	133,924	348,202
The New York Times Co. Class A (a)	312,545	3,022,310
Valassis Communications, Inc. (d)	103,593	2,847,772
Value Line, Inc.	1,396	13,443
World Wrestling Entertainment, Inc. Class A	81,907	682,285
		223,383,337
Multiline Retail - 0.3%
ALCO Stores, Inc. (a)(d)	8,410	66,691
Big Lots, Inc. (a)	144,800	4,821,840
Dillard's, Inc. Class A	83,865	6,682,363
Fred's, Inc. Class A (d)	107,249	1,455,369
Gordmans Stores, Inc. (a)	23,635	314,582
Saks, Inc. (a)(d)	251,611	2,868,365
Sears Holdings Corp. (a)(d)	91,998	4,139,910
The Bon-Ton Stores, Inc. (d)	31,972	343,060
Tuesday Morning Corp. (a)	98,488	876,543
		21,568,723
Specialty Retail - 3.3%
Aarons, Inc. Class A	180,314	4,920,769
Advance Auto Parts, Inc.	185,879	14,190,003
Aeropostale, Inc. (a)(d)	217,864	2,836,589
America's Car Mart, Inc. (a)	24,361	1,163,481
American Eagle Outfitters, Inc.	455,789	9,425,717
ANN, Inc. (a)	124,977	3,535,599
Appliance Recycling Centers of America, Inc. (a)	2,967	4,213
Asbury Automotive Group, Inc. (a)	76,736	2,590,607
Ascena Retail Group, Inc. (a)	321,579	5,399,311
Barnes & Noble, Inc. (a)(d)	96,172	1,513,747
bebe Stores, Inc.	123,042	487,246
Big 5 Sporting Goods Corp.	45,760	713,398
Body Central Corp. (a)	37,768	291,191
Books-A-Million, Inc. (a)(d)	28,953	70,645
Brown Shoe Co., Inc. (d)	105,571	1,731,364
Build-A-Bear Workshop, Inc. (a)	42,241	210,360

	Shares	Value
Cabela's, Inc. Class A (a)	118,130	$ 5,976,197
Cache, Inc. (a)(d)	37,741	162,286
Chico's FAS, Inc. (d)	415,690	7,058,416
Christopher & Banks Corp. (a)	115,035	695,962
Citi Trends, Inc. (a)	33,140	341,011
Coldwater Creek, Inc. (a)(d)	34,874	125,198
Conn's, Inc. (a)(d)	54,789	1,755,440
Destination Maternity Corp.	25,288	566,198
Destination XL Group, Inc. (a)	107,460	487,868
Dick's Sporting Goods, Inc.	245,359	12,267,950
Dover Saddlery, Inc. (a)	1,537	5,871
DSW, Inc. Class A	80,873	5,474,293
Express, Inc. (a)	220,196	4,073,626
Finish Line, Inc. Class A	125,201	2,267,390
Five Below, Inc. (d)	23,309	927,698
Foot Locker, Inc.	378,452	12,939,274
Francescas Holdings Corp. (a)(d)	85,644	2,179,640
Genesco, Inc. (a)	62,055	3,641,387
GNC Holdings, Inc.	195,746	8,025,586
Group 1 Automotive, Inc.	57,507	3,320,454
Guess?, Inc. (d)	149,730	4,146,024
Hastings Entertainment, Inc.	13,630	28,623
Haverty Furniture Companies, Inc.	46,862	859,918
hhgregg, Inc. (a)(d)	51,212	479,344
Hibbett Sports, Inc. (a)(d)	73,219	3,868,892
Hot Topic, Inc.	107,234	1,158,127
Jos. A. Bank Clothiers, Inc. (a)(d)	68,429	2,839,804
Kirkland's, Inc. (a)	44,730	520,657
Lithia Motors, Inc. Class A (sub. vtg.)	52,852	2,172,217
Lumber Liquidators Holdings, Inc. (a)(d)	67,415	3,990,294
MarineMax, Inc. (a)	54,407	704,571
Mattress Firm Holding Corp. (a)(d)	24,340	677,869
Monro Muffler Brake, Inc. (d)	74,466	2,758,965
New York & Co., Inc. (a)	66,787	287,852
Office Depot, Inc. (a)(d)	728,569	2,936,133
OfficeMax, Inc. (d)	212,989	2,549,478
Pacific Sunwear of California, Inc. (a)	152,515	323,332
Penske Automotive Group, Inc.	108,623	3,232,620
Perfumania Holdings, Inc. (a)	10,679	65,676
Pier 1 Imports, Inc.	278,323	6,253,918
RadioShack Corp. (d)	249,697	749,091
Rent-A-Center, Inc. (d)	153,385	5,564,808
Restoration Hardware Holdings, Inc. (d)	11,887	458,957
rue21, Inc. (a)	37,922	1,023,894
Sally Beauty Holdings, Inc. (a)	393,555	10,917,216
Sears Hometown & Outlet Stores, Inc. (a)	21,721	968,105
Select Comfort Corp. (a)(d)	140,605	2,886,621
Shoe Carnival, Inc.	42,345	822,763
Signet Jewelers Ltd. (d)	204,639	12,528,000
Sonic Automotive, Inc. Class A (sub. vtg.)	95,599	2,135,682
Stage Stores, Inc.	85,893	2,120,698
Stein Mart, Inc.	74,833	636,829
Systemax, Inc.	25,296	251,695
Tandy Leather Factory, Inc.	3,074	18,751
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Buckle, Inc. (d)	69,005	$ 3,092,114
The Cato Corp. Class A (sub. vtg.)	68,042	1,745,958
The Children's Place Retail Stores, Inc. (a)	66,414	3,019,180
The Men's Wearhouse, Inc.	121,263	3,409,916
The Pep Boys - Manny, Moe & Jack (a)(d)	127,903	1,423,560
Tile Shop Holdings, Inc. (a)(d)	80,742	1,423,481
Tilly's, Inc. (a)	23,212	308,255
Tractor Supply Co.	178,449	18,556,912
Trans World Entertainment Corp.	29,120	110,365
Ulta Salon, Cosmetics & Fragrance, Inc.	149,883	13,273,638
Vitamin Shoppe, Inc. (a)(d)	76,522	4,021,231
West Marine, Inc. (a)	30,261	378,565
Wet Seal, Inc. Class A (a)	251,975	740,807
Williams-Sonoma, Inc.	225,006	10,215,272
Winmark Corp.	5,172	319,733
Zale Corp. (a)	86,417	339,619
Zumiez, Inc. (a)(d)	62,820	1,438,578
		266,130,593
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)(d)	88,306	117,447
Carter's, Inc. (a)	124,214	7,006,912
Charles & Colvard Ltd. (a)	24,954	88,836
Cherokee, Inc.	28,809	402,462
Columbia Sportswear Co. (d)	45,436	2,523,061
Crocs, Inc. (a)	232,029	3,517,560
Crown Crafts, Inc.	2,227	13,028
Culp, Inc.	19,568	307,413
Deckers Outdoor Corp. (a)(d)	88,109	3,554,317
Delta Apparel, Inc. (a)	17,128	280,728
DGSE Companies, Inc. (a)	6,929	42,267
Fifth & Pacific Companies, Inc. (a)(d)	283,485	5,128,244
Forward Industries, Inc. (NY Shares) (a)	18,823	36,893
G-III Apparel Group Ltd. (a)(d)	43,174	1,575,851
Hanesbrands, Inc. (a)	241,533	9,574,368
Iconix Brand Group, Inc. (a)(d)	168,100	3,970,522
Joe's Jeans, Inc. (a)	112,776	156,759
K-Swiss, Inc. Class A (a)(d)	60,461	284,771
Lakeland Industries, Inc. (a)	25,549	124,935
Maidenform Brands, Inc. (a)	78,925	1,514,571
Michael Kors Holdings Ltd. (a)	298,548	17,697,925
Movado Group, Inc.	44,549	1,605,546
Oxford Industries, Inc.	39,771	1,933,268
Perry Ellis International, Inc.	47,883	776,662
Quiksilver, Inc. (a)	310,754	1,942,213
R.G. Barry Corp.	22,932	282,981
Rocky Brands, Inc. (a)	16,536	228,528
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	99,983	2,089,645
Steven Madden Ltd. (a)	105,647	4,657,976
Superior Uniform Group, Inc.	5,649	65,811

	Shares	Value
Tandy Brands Accessories, Inc. (a)	1,058	$ 751
The Jones Group, Inc.	206,755	2,385,953
True Religion Apparel, Inc.	71,106	1,897,819
Tumi Holdings, Inc. (d)	48,911	1,156,256
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	195,728	9,645,476
Unifi, Inc. (a)	45,178	707,487
Vera Bradley, Inc. (a)(d)	51,675	1,302,210
Wolverine World Wide, Inc. (d)	122,733	5,179,333
		93,776,785
TOTAL CONSUMER DISCRETIONARY		1,250,409,959
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	22,500	3,497,175
Central European Distribution Corp. (a)(d)	176,985	128,031
Coca-Cola Bottling Co. CONSOLIDATED	11,601	759,053
Craft Brew Alliance, Inc. (a)	22,005	145,453
Crystal Rock Holdings, Inc. (a)	4,384	4,472
MGP Ingredients, Inc.	21,690	89,797
National Beverage Corp.	48,005	642,307
Primo Water Corp. (a)(d)	43,402	44,270
REED'S, Inc. (a)(d)	9,804	40,294
		5,350,852
Food & Staples Retailing - 0.5%
Andersons, Inc.	43,673	2,143,471
Arden Group, Inc. Class A	3,147	286,755
Casey's General Stores, Inc. (d)	98,334	5,564,721
Chefs' Warehouse Holdings (a)	27,477	494,586
Crumbs Bake Shop, Inc. (a)(d)	21,400	54,570
Fresh Market, Inc. (a)	104,472	4,870,485
Harris Teeter Supermarkets, Inc.	124,584	5,357,112
Ingles Markets, Inc. Class A	32,319	664,479
Nash-Finch Co.	43,985	843,192
Natural Grocers by Vitamin Cottage, Inc. (d)	17,265	357,386
PriceSmart, Inc. (d)	45,845	3,399,407
Rite Aid Corp. (a)(d)	1,841,116	3,019,430
Roundy's, Inc. (d)	76,810	440,121
Spartan Stores, Inc.	52,974	882,547
SUPERVALU, Inc. (d)	545,406	2,165,262
Susser Holdings Corp. (a)	47,862	2,119,329
The Pantry, Inc. (a)	53,093	660,477
United Natural Foods, Inc. (a)	123,597	6,256,480
Village Super Market, Inc. Class A	10,961	358,973
Weis Markets, Inc.	33,559	1,357,797
		41,296,580
Food Products - 1.7%
Alico, Inc.	8,218	352,141
Annie's, Inc. (d)	27,540	1,155,578
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
B&G Foods, Inc. Class A	132,996	$ 3,910,082
Boulder Brands, Inc. (a)(d)	166,496	1,418,546
Bunge Ltd. (d)	370,553	27,461,683
Cal-Maine Foods, Inc.	32,565	1,318,557
Calavo Growers, Inc. (d)	37,834	1,065,027
Chiquita Brands International, Inc. (a)	107,864	669,835
Coffee Holding Co., Inc.	4,500	33,075
Darling International, Inc. (a)	302,429	5,047,540
Diamond Foods, Inc. (d)	58,739	912,217
Dole Food Co., Inc. (a)(d)	97,530	1,092,336
Farmer Brothers Co. (a)	16,489	209,245
Flowers Foods, Inc.	301,999	8,510,332
Fresh Del Monte Produce, Inc.	108,218	2,823,408
Golden Enterprises Ltd.	2,595	8,615
Green Mountain Coffee Roasters, Inc. (a)(d)	314,504	15,020,711
Griffin Land & Nurseries, Inc.	6,082	177,473
Hain Celestial Group, Inc. (a)(d)	112,553	6,162,277
Hillshire Brands Co.	302,402	9,797,825
Ingredion, Inc.	192,887	12,769,119
Inventure Foods, Inc. (a)	25,815	190,515
J&J Snack Foods Corp.	32,646	2,259,756
John B. Sanfilippo & Son, Inc.	24,690	470,591
Lancaster Colony Corp.	51,289	3,752,816
Lifeway Foods, Inc. (d)	13,382	155,900
Limoneira Co.	16,924	333,572
Omega Protein Corp. (a)	45,997	380,855
Overhill Farms, Inc. (a)	28,537	117,002
Pilgrims Pride Corp. (a)	158,457	1,396,006
Post Holdings, Inc. (a)	78,241	3,024,797
Rocky Mountain Chocolate Factory, Inc.	795	9,763
S&W Seed Co. (a)	7,560	67,208
Sanderson Farms, Inc.	53,062	2,691,835
Seneca Foods Corp. Class A (a)	22,104	674,614
Smithfield Foods, Inc. (a)	355,784	7,912,636
Snyders-Lance, Inc.	136,755	3,386,054
Tootsie Roll Industries, Inc. (d)	71,986	2,021,367
TreeHouse Foods, Inc. (a)	92,107	5,378,128
WhiteWave Foods Co. (d)	56,182	878,686
		135,017,723
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,040,974
Church & Dwight Co., Inc.	347,127	21,507,989
Energizer Holdings, Inc.	156,638	14,399,731
Harbinger Group, Inc. (a)	49,662	425,603
Ocean Bio-Chem, Inc. (a)	20,307	49,752
Oil-Dri Corp. of America	15,023	413,433
Orchids Paper Products Co.	28,220	618,582

	Shares	Value
Spectrum Brands Holdings, Inc.	58,470	$ 3,162,642
WD-40 Co.	45,270	2,454,087
		44,072,793
Personal Products - 0.3%
CCA Industries, Inc.	3,083	13,164
Cyanotech Corp. (a)	3,808	16,755
Elizabeth Arden, Inc. (a)	63,196	2,458,324
Herbalife Ltd. (d)	275,536	11,101,345
Inter Parfums, Inc.	38,625	967,943
LifeVantage Corp. (a)(d)	307,054	776,847
Mannatech, Inc. (a)	1,576	9,062
MediFast, Inc. (a)(d)	33,601	778,871
Natural Alternatives International, Inc. (a)	20,104	97,102
Nature's Sunshine Products, Inc. (d)	23,769	343,700
Nu Skin Enterprises, Inc. Class A (d)	135,340	5,576,008
Nutraceutical International Corp.	24,021	393,704
Prestige Brands Holdings, Inc. (a)(d)	128,511	3,057,277
Reliv International, Inc.	10,690	12,614
Revlon, Inc. (a)	42,260	952,963
Star Scientific, Inc. (a)(d)	300,350	531,620
The Female Health Co.	51,052	362,469
United-Guardian, Inc.	5,269	103,272
USANA Health Sciences, Inc. (a)(d)	28,896	1,279,804
		28,832,844
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	1,120,298
Universal Corp. (d)	61,283	3,418,979
Vector Group Ltd.	134,227	2,154,343
		6,693,620
TOTAL CONSUMER STAPLES		261,264,412
ENERGY - 6.6%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	142,145	7,270,717
Basic Energy Services, Inc. (a)(d)	97,645	1,428,546
Bolt Technology Corp.	26,764	417,518
Bristow Group, Inc.	92,236	5,373,669
C&J Energy Services, Inc. (a)(d)	106,271	2,571,758
Cal Dive International, Inc. (a)(d)	284,336	514,648
Carbo Ceramics, Inc. (d)	48,910	4,441,028
Dawson Geophysical Co. (a)	20,415	630,824
Dresser-Rand Group, Inc. (a)	191,531	11,809,801
Dril-Quip, Inc. (a)	92,209	7,582,346
ENGlobal Corp. (a)	44,577	25,855
Era Group, Inc. (a)(d)	52,976	1,069,585
Exterran Holdings, Inc. (a)(d)	177,122	4,468,788
Forbes Energy Services Ltd. (a)	18,498	57,344
Forum Energy Technologies, Inc. (d)	43,209	1,152,816
Geospace Technologies Corp. (a)	32,986	3,210,198
Global Geophysical Services, Inc. (a)	59,223	138,582
GreenHunter Energy, Inc.	33,031	54,831
Gulf Island Fabrication, Inc.	36,952	879,827
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulfmark Offshore, Inc. Class A	60,904	$ 2,175,491
Helix Energy Solutions Group, Inc. (a)	244,902	5,733,156
Hercules Offshore, Inc. (a)	391,716	2,655,834
Hornbeck Offshore Services, Inc. (a)	78,367	3,330,598
ION Geophysical Corp. (a)(d)	301,102	1,999,317
Key Energy Services, Inc. (a)	409,435	3,512,952
Lufkin Industries, Inc.	85,656	5,548,796
Matrix Service Co. (a)	80,487	1,252,378
McDermott International, Inc. (a)	591,370	7,522,226
Mitcham Industries, Inc. (a)(d)	24,562	377,027
Natural Gas Services Group, Inc. (a)	25,396	443,414
Newpark Resources, Inc. (a)(d)	229,137	2,018,697
Oceaneering International, Inc.	271,671	17,275,559
Oil States International, Inc. (a)	137,492	10,470,016
Parker Drilling Co. (a)	300,835	1,431,975
Patterson-UTI Energy, Inc.	373,102	8,708,201
PHI, Inc. (non-vtg.) (a)(d)	30,743	969,942
Pioneer Energy Services Corp. (a)(d)	162,463	1,418,302
RigNet, Inc. (a)	21,464	421,124
RPC, Inc. (d)	172,703	2,794,335
SEACOR Holdings, Inc.	52,976	3,680,772
Superior Energy Services, Inc. (a)	396,916	10,498,428
Tesco Corp. (a)	79,469	1,010,051
TETRA Technologies, Inc. (a)(d)	232,603	2,146,926
TGC Industries, Inc.	33,924	324,653
Tidewater, Inc.	131,475	6,222,712
Transocean Ltd. (United States)	917,192	47,969,142
Unit Corp. (a)	116,878	5,315,611
Weatherford International Ltd. (a)	1,925,162	22,870,925
Willbros Group, Inc. (a)	121,921	822,967
		234,020,208
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)(d)	199,696	409,377
Adams Resources & Energy, Inc.	9,909	394,477
Alon USA Energy, Inc.	31,382	611,635
Alpha Natural Resources, Inc. (a)(d)	563,413	4,496,036
Amyris, Inc. (a)(d)	87,431	256,173
APCO Oil and Gas International, Inc.	35,459	471,605
Approach Resources, Inc. (a)(d)	79,168	1,959,408
Arch Coal, Inc.	541,228	2,830,622
Barnwell Industries, Inc. (a)	11,298	37,622
Berry Petroleum Co. Class A	117,462	5,376,236
Bill Barrett Corp. (a)(d)	119,719	2,160,928
BioFuel Energy Corp. (a)(d)	12,280	62,014
Bonanza Creek Energy, Inc. (a)	58,252	1,970,665
BPZ Energy, Inc. (a)(d)	231,220	568,801
Callon Petroleum Co. (a)(d)	102,790	554,038
Carrizo Oil & Gas, Inc. (a)(d)	88,923	2,088,801
Ceres, Inc.	5,147	20,639
Cheniere Energy, Inc. (a)	562,001	11,970,621
Cimarex Energy Co.	218,261	14,691,148

	Shares	Value
Clayton Williams Energy, Inc. (a)	25,327	$ 1,005,482
Clean Energy Fuels Corp. (a)(d)	162,673	2,046,426
Cloud Peak Energy, Inc. (a)(d)	159,111	2,727,163
Cobalt International Energy, Inc. (a)(d)	446,399	11,012,663
Comstock Resources, Inc. (a)(d)	114,751	1,620,284
Concho Resources, Inc. (a)	263,596	23,713,096
Contango Oil & Gas Co.	35,742	1,385,360
Continental Resources, Inc. (a)(d)	144,329	12,700,952
Crimson Exploration, Inc. (a)	84,713	273,623
Crosstex Energy, Inc.	142,544	2,376,208
Cubic Energy, Inc. (a)(d)	119,177	26,493
CVR Energy, Inc.	38,340	2,153,941
Delek US Holdings, Inc.	42,880	1,601,997
DHT Holdings, Inc.	11,700	50,310
Diamondback Energy, Inc. (d)	38,063	864,411
Double Eagle Petroleum Co. (a)	27,291	128,541
Earthstone Energy, Inc. (a)(d)	4,213	69,304
Emerald Oil, Inc. (a)	48,770	336,513
Endeavour International Corp. (a)(d)	95,560	241,767
Energen Corp.	188,178	8,701,351
EPL Oil & Gas, Inc. (a)	91,044	2,342,562
Evolution Petroleum Corp. (a)	37,375	383,094
EXCO Resources, Inc. (d)	395,728	2,627,634
FieldPoint Petroleum Corp. (a)	9,981	40,623
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	8,137
Forest Oil Corp. (a)	278,186	1,613,479
FX Energy, Inc. (a)	112,401	396,776
Gasco Energy, Inc. (a)	467,214	27,098
Gastar Exploration Ltd. (a)	112,646	129,543
Gevo, Inc. (a)(d)	47,994	95,028
GMX Resources, Inc. (a)(d)	15,240	36,728
Goodrich Petroleum Corp. (a)(d)	60,895	784,937
Green Plains Renewable Energy, Inc. (a)(d)	73,502	696,064
Gulfport Energy Corp. (a)	169,441	6,938,609
Halcon Resources Corp. (a)(d)	288,868	2,050,963
Hallador Energy Co.	5,608	45,537
Harvest Natural Resources, Inc. (a)(d)	96,350	521,254
HollyFrontier Corp.	515,913	28,994,311
Houston American Energy Corp. (a)(d)	98,796	22,723
Hyperdynamics Corp. (a)(d)	455,532	236,922
Isramco, Inc. (a)(d)	2,413	238,115
James River Coal Co. (a)(d)	81,117	214,960
KiOR, Inc. Class A (a)(d)	28,186	155,305
Kodiak Oil & Gas Corp. (a)(d)	642,473	5,718,010
Laredo Petroleum Holdings, Inc. (a)(d)	62,382	1,069,227
Lucas Energy, Inc. (a)(d)	25,312	32,399
Magellan Petroleum Corp. (a)	109,622	119,488
Magnum Hunter Resources Corp. (a)(d)	378,880	1,466,266
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	2,520
Matador Resources Co. (d)	94,182	735,561
McMoRan Exploration Co. (a)(d)	277,068	4,458,024
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mexco Energy Corp. (a)	2,175	$ 11,789
Midstates Petroleum Co., Inc.	73,408	547,624
Miller Energy Resources, Inc. (a)(d)	137,671	539,670
Northern Oil & Gas, Inc. (a)(d)	167,032	2,290,009
Oasis Petroleum, Inc. (a)(d)	176,586	6,480,706
Pacific Ethanol, Inc. (a)(d)	346,705	133,481
Panhandle Royalty Co. Class A	15,804	430,501
PBF Energy, Inc. Class A	60,771	2,537,189
PDC Energy, Inc. (a)	74,456	3,472,628
Penn Virginia Corp.	140,473	571,725
Petroquest Energy, Inc. (a)	165,233	634,495
Plains Exploration & Production Co. (a)	328,370	14,898,147
PostRock Energy Corp. (a)	17,510	36,246
PrimeEnergy Corp. (a)	1,965	53,979
Pyramid Oil Co. (a)	7,060	29,723
Quicksilver Resources, Inc. (a)(d)	274,950	511,407
Recovery Energy, Inc. (a)(d)	5,111	9,455
Renewable Energy Group, Inc. (a)	39,459	291,602
Rentech, Inc.	686,373	1,873,798
Resolute Energy Corp. (a)	183,571	1,868,753
Rex American Resources Corp. (a)	16,822	388,588
Rex Energy Corp. (a)(d)	105,157	1,417,516
Rosetta Resources, Inc. (a)	129,652	6,311,459
Royale Energy, Inc. (a)(d)	11,555	28,079
Sanchez Energy Corp. (a)(d)	28,101	520,150
SandRidge Energy, Inc. (a)(d)	952,892	5,431,484
Saratoga Resources, Inc. (a)	25,695	77,342
SemGroup Corp. Class A (a)	103,499	4,770,269
SM Energy Co.	168,229	9,737,095
Solazyme, Inc. (a)(d)	103,823	906,375
Stone Energy Corp. (a)	126,417	2,585,228
Swift Energy Co. (a)	108,758	1,470,408
Synergy Resources Corp. (a)	110,813	734,690
Syntroleum Corp. (a)(d)	166,427	75,724
Targa Resources Corp.	89,113	5,435,893
Teekay Corp.	95,965	3,329,986
Tengasco, Inc. (a)	63,216	42,323
Ultra Petroleum Corp. (a)(d)	389,054	6,637,261
Uranium Energy Corp. (a)(d)	202,850	468,584
Uranium Resources, Inc. (a)(d)	18,657	50,374
US Energy Corp. (a)	91,127	159,472
USEC, Inc. (a)(d)	388,801	186,624
VAALCO Energy, Inc. (a)(d)	143,600	1,164,596
Verenium Corp. (a)(d)	32,819	80,078
W&T Offshore, Inc. (d)	102,777	1,527,266
Warren Resources, Inc. (a)	175,353	459,425
Western Refining, Inc. (d)	142,982	5,131,624
Westmoreland Coal Co. (a)(d)	24,842	260,841
Whiting Petroleum Corp. (a)	298,141	14,519,467
World Fuel Services Corp.	182,117	6,925,910

	Shares	Value
ZaZa Energy Corp. (a)(d)	66,207	$ 105,269
Zion Oil & Gas, Inc. (a)(d)	112,487	134,984
		304,465,939
TOTAL ENERGY		538,486,147
FINANCIALS - 22.8%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	127,332	18,619,758
Arlington Asset Investment Corp.	26,330	679,314
Artio Global Investors, Inc. Class A	122,626	333,543
BGC Partners, Inc. Class A	255,991	1,093,082
Calamos Asset Management, Inc. Class A	47,935	535,913
CIFI Corp. (a)	13,714	116,020
Cohen & Steers, Inc. (d)	46,427	1,530,698
Cowen Group, Inc. Class A (a)	250,464	653,711
Diamond Hill Investment Group, Inc.	6,707	503,159
Duff & Phelps Corp. Class A	67,634	1,051,032
Eaton Vance Corp. (non-vtg.) (d)	287,882	10,994,214
Epoch Holding Corp.	41,730	1,166,354
Evercore Partners, Inc. Class A	66,506	2,706,794
FBR Capital Markets Corp. (a)	35,461	626,241
Federated Investors, Inc. Class B (non-vtg.) (d)	237,860	5,523,109
Financial Engines, Inc. (d)	120,148	3,926,437
FirstCity Financial Corp. (a)	16,400	161,376
FXCM, Inc. Class A (d)	59,081	776,915
GAMCO Investors, Inc. Class A	14,987	801,805
GFI Group, Inc.	188,467	661,519
Gleacher & Co., Inc. (a)	185,336	108,792
Greenhill & Co., Inc.	65,068	3,954,833
HFF, Inc.	86,273	1,583,972
ICG Group, Inc. (a)	113,828	1,483,179
Institutional Financial Markets, Inc.	16,813	46,236
INTL FCStone, Inc. (a)(d)	36,432	649,947
Investment Technology Group, Inc. (a)	111,776	1,353,607
Janus Capital Group, Inc. (d)	466,069	4,315,799
JMP Group, Inc.	44,707	266,007
Knight Capital Group, Inc. Class A (a)	218,742	809,345
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	367,827
LPL Financial	108,618	3,424,726
Manning & Napier, Inc.	28,565	426,761
Medallion Financial Corp.	52,498	682,474
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	617,558
Piper Jaffray Companies (a)	44,362	1,711,042
Pzena Investment Management, Inc.	13,002	81,783
Raymond James Financial, Inc.	278,271	12,210,531
Safeguard Scientifics, Inc. (a)	52,134	789,309
SEI Investments Co.	345,205	9,758,945
Stifel Financial Corp. (a)(d)	146,990	5,077,035
SWS Group, Inc. (a)	80,179	513,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp.	575,266	$ 10,935,807
Teton Advisors, Inc. (a)	145	2,755
U.S. Global Investments, Inc. Class A	36,632	139,202
Virtus Investment Partners, Inc. (a)	15,774	2,650,190
Waddell & Reed Financial, Inc. Class A	213,366	8,752,273
Walter Investment Management Corp. (a)	88,099	4,045,506
Westwood Holdings Group, Inc.	13,202	545,903
WisdomTree Investments, Inc. (a)	144,563	1,315,523
		131,081,808
Commercial Banks - 4.4%
1st Source Corp.	36,261	854,309
1st United Bancorp, Inc.	67,638	411,239
Access National Corp.	15,817	251,648
ACNB Corp.	11,654	192,990
Alliance Financial Corp.	11,655	518,065
Ameriana Bancorp	2,223	19,340
American National Bankshares, Inc.	18,331	370,836
American River Bankshares (a)	3,552	26,249
Ameris Bancorp (a)(d)	51,389	713,279
AmeriServ Financial, Inc. (a)	14,728	43,595
Ames National Corp.	16,110	333,477
Arrow Financial Corp. (d)	30,885	748,652
Associated Banc-Corp.	434,355	6,250,368
Auburn National Bancorp., Inc.	2,289	49,328
BancFirst Corp.	20,263	811,331
Bancorp, Inc., Delaware (a)	83,875	1,071,084
BancorpSouth, Inc.	226,260	3,461,778
Bank of Hawaii Corp.	113,009	5,468,506
Bank of Kentucky Financial Corp.	10,625	283,900
Bank of Marin Bancorp	13,108	492,730
Bank of the Ozarks, Inc.	76,156	2,923,629
BankUnited, Inc.	120,706	3,423,222
Banner Bank	46,766	1,389,418
Bar Harbor Bankshares	9,461	337,285
BBCN Bancorp, Inc.	204,648	2,533,542
BCB Bancorp, Inc. (d)	9,297	89,065
Berkshire Bancorp, Inc.	4,024	32,514
BNC Bancorp (d)	53,487	474,965
BOK Financial Corp.	75,755	4,502,120
Boston Private Financial Holdings, Inc.	194,595	1,776,652
Bridge Bancorp, Inc.	17,303	364,401
Bridge Capital Holdings (a)(d)	18,425	280,429
Bryn Mawr Bank Corp.	22,784	522,665
BSB Bancorp, Inc. (a)	19,579	258,443
C & F Financial Corp.	4,436	177,218
Camden National Corp.	16,328	553,356
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A	31,264	578,384
Capital City Bank Group, Inc. (a)(d)	33,531	383,930
CapitalSource, Inc.	542,964	4,886,676

	Shares	Value
Cardinal Financial Corp.	76,699	$ 1,221,815
Cascade Bancorp (a)(d)	30,976	186,785
Cathay General Bancorp	187,984	3,663,808
Center Bancorp, Inc.	24,871	308,400
Centerstate Banks of Florida, Inc.	66,005	559,062
Central Pacific Financial Corp. (a)	62,658	970,572
Century Bancorp, Inc. Class A (non-vtg.)	7,814	257,862
Chemical Financial Corp.	64,828	1,587,638
CIT Group, Inc. (a)	510,977	21,389,497
Citizens & Northern Corp.	30,086	586,677
Citizens Holding Co.	2,280	42,978
Citizens Republic Bancorp, Inc. (a)	109,418	2,254,011
City Holding Co. (d)	37,157	1,408,993
City National Corp. (d)	121,008	6,874,464
CNB Financial Corp., Pennsylvania	24,450	411,983
CoBiz, Inc.	133,405	1,105,927
Colony Bankcorp, Inc. (a)	4,518	24,216
Columbia Banking Systems, Inc.	105,592	2,111,840
Commerce Bancshares, Inc.	225,326	8,582,667
Community Bank System, Inc.	114,684	3,310,927
Community Partners Bancorp (a)	1,393	9,041
Community Trust Bancorp, Inc.	35,364	1,206,973
Crescent Financial Bancshares, Inc. (a)(d)	5,656	23,472
CU Bancorp (a)	16,798	206,615
Cullen/Frost Bankers, Inc.	156,785	9,494,900
CVB Financial Corp.	241,074	2,555,384
Eagle Bancorp, Inc., Maryland (a)(d)	47,604	1,033,007
East West Bancorp, Inc.	360,287	8,863,060
Eastern Virginia Bankshares, Inc. (a)	3,012	20,150
Enterprise Bancorp, Inc.	14,913	236,968
Enterprise Financial Services Corp.	42,722	597,254
Farmers Capital Bank Corp. (a)	9,906	164,935
Farmers National Banc Corp.	41,229	257,681
Fidelity Southern Corp.	15,121	167,843
Financial Institutions, Inc.	28,782	573,625
First Bancorp, North Carolina	37,879	505,306
First Bancorp, Puerto Rico (a)(d)	186,883	1,022,250
First Busey Corp.	193,866	872,397
First California Financial Group, Inc. (a)	58,547	470,718
First Citizen Bancshares, Inc.	16,304	2,927,383
First Commonwealth Financial Corp.	257,750	1,873,843
First Community Bancshares, Inc.	36,337	567,584
First Connecticut Bancorp, Inc.	29,557	422,961
First Financial Bancorp, Ohio	145,167	2,225,410
First Financial Bankshares, Inc. (d)	91,048	4,060,741
First Financial Corp., Indiana	28,823	886,307
First Financial Service Corp. (a)	745	2,391
First Interstate Bancsystem, Inc.	45,208	825,950
First M&F Corp.	16,637	228,093
First Merchants Corp.	61,527	914,906
First Midwest Bancorp, Inc., Delaware	197,088	2,463,600
First Niagara Financial Group, Inc.	919,163	7,518,753
First of Long Island Corp.	17,771	507,717
First Republic Bank	180,988	6,597,013
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Security Group, Inc. (a)(d)	1,070	$ 3,167
First South Bancorp, Inc., Virginia (a)	39,689	255,994
First United Corp. (a)	14,602	117,108
Firstbank Corp., Michigan	8,342	106,861
FirstMerit Corp. (d)	283,408	4,285,129
FNB Corp., Pennsylvania	351,107	3,988,576
FNB United Corp. (a)(d)	21,639	219,852
Fulton Financial Corp. (d)	517,887	5,878,017
German American Bancorp, Inc.	31,184	678,564
Glacier Bancorp, Inc.	185,261	3,230,952
Great Southern Bancorp, Inc.	21,585	518,256
Guaranty Bancorp (a)	135,393	273,494
Hampton Roads Bankshares, Inc. (a)(d)	275,254	363,335
Hancock Holding Co.	222,176	6,709,715
Hanmi Financial Corp. (a)	83,202	1,413,602
Hawthorn Bancshares, Inc.	6,721	68,218
Heartland Financial USA, Inc.	33,115	779,527
Heritage Commerce Corp. (a)	57,846	391,039
Heritage Financial Corp., Washington	35,332	489,348
Heritage Oaks Bancorp (a)	40,793	229,257
Home Bancshares, Inc.	63,686	2,155,771
HomeTrust Bancshares, Inc.	50,414	778,896
Horizon Bancorp Industries	16,035	325,190
Hudson Valley Holding Corp.	41,056	623,230
IBERIABANK Corp.	79,678	3,999,836
Independent Bank Corp. (a)	22,677	134,021
Independent Bank Corp., Massachusetts (d)	56,913	1,803,573
International Bancshares Corp.	140,193	2,838,908
Intervest Bancshares Corp. Class A (a)	36,027	195,627
Investors Bancorp, Inc.	127,475	2,252,483
Lakeland Bancorp, Inc.	63,849	613,589
Lakeland Financial Corp.	39,911	986,600
Macatawa Bank Corp. (a)(d)	64,065	313,278
MainSource Financial Group, Inc.	47,324	662,536
MB Financial, Inc.	138,719	3,289,027
MBT Financial Corp. (a)(d)	11,242	40,808
Mercantile Bank Corp.	19,339	322,188
Merchants Bancshares, Inc.	14,012	404,106
Metro Bancorp, Inc. (a)	42,825	713,036
Metrocorp Bancshares, Inc. (a)	35,019	362,096
Middleburg Financial Corp.	14,592	298,260
Midsouth Bancorp, Inc.	24,320	371,366
MidWestOne Financial Group, Inc.	16,620	381,928
Monarch Financial Holdings, Inc.	10,098	102,495
National Bank Holdings Corp.	22,033	398,577
National Bankshares, Inc. (d)	16,169	545,542
National Penn Bancshares, Inc.	324,982	3,184,824
NBT Bancorp, Inc.	110,024	2,251,091
NewBridge Bancorp (a)	34,468	202,672
North Valley Bancorp (a)	6,149	104,349

	Shares	Value
Northeast Bancorp (d)	15,002	$ 150,020
Northrim Bancorp, Inc.	12,118	263,445
Norwood Financial Corp.	2,777	85,948
OBA Financial Services, Inc. (a)	5,103	94,967
Ohio Valley Banc Corp.	7,485	140,344
Old National Bancorp, Indiana	271,566	3,666,141
Old Second Bancorp, Inc. (a)(d)	34,774	118,232
OmniAmerican Bancorp, Inc. (a)	23,607	615,198
Oriental Financial Group, Inc. (d)	124,525	1,906,478
Orrstown Financial Services, Inc. (a)	18,291	258,818
Pacific Continental Corp.	43,214	459,365
Pacific Mercantile Bancorp (a)	19,877	118,467
Pacific Premier Bancorp, Inc. (a)	30,836	369,107
PacWest Bancorp	89,269	2,439,722
Park National Corp. (d)	38,738	2,555,933
Park Sterling Corp. (a)	124,780	708,750
Patriot National Bancorp, Inc. (a)	14,022	21,313
Peapack-Gladstone Financial Corp.	17,211	253,518
Penns Woods Bancorp, Inc.	10,096	408,585
Peoples Bancorp of North Carolina	1,842	19,802
Peoples Bancorp, Inc.	20,106	435,697
Peoples Financial Corp., Mississippi	7,232	86,929
Pinnacle Financial Partners, Inc. (a)(d)	92,448	2,007,046
Popular, Inc. (a)	263,052	7,344,412
Porter Bancorp, Inc. (a)	3,733	3,696
Preferred Bank, Los Angeles (a)	20,724	334,071
Premier Financial Bancorp, Inc.	6,092	70,972
PremierWest Bancorp (a)(d)	17,140	27,767
PrivateBancorp, Inc.	171,662	3,074,466
Prosperity Bancshares, Inc.	114,624	5,288,751
QCR Holdings, Inc.	6,005	98,122
Renasant Corp.	64,084	1,410,489
Republic Bancorp, Inc., Kentucky Class A	25,708	556,321
Republic First Bancorp, Inc. (a)	44,636	116,500
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	9,587
Rurban Financial Corp.	532	4,522
S&T Bancorp, Inc.	77,320	1,396,399
S.Y. Bancorp, Inc.	30,337	687,133
Sandy Spring Bancorp, Inc.	57,184	1,107,082
SCBT Financial Corp. (d)	40,684	1,937,372
Seacoast Banking Corp., Florida (a)	235,806	485,760
Shore Bancshares, Inc.	20,686	138,182
Sierra Bancorp	31,765	402,145
Signature Bank (a)(d)	120,591	8,956,294
Simmons First National Corp. Class A	36,954	929,024
Southern National Bancorp of Virginia, Inc.	12,282	116,065
Southside Bancshares, Inc. (d)	40,257	860,292
Southwest Bancorp, Inc., Oklahoma (a)	44,454	577,457
State Bank Financial Corp.	77,039	1,224,920
StellarOne Corp.	55,996	861,778
Sterling Bancorp, New York	87,827	893,201
Sterling Financial Corp.	93,198	1,973,934
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp (a)	25,339	$ 356,773
Summit Financial Group, Inc. (a)	1,800	12,240
Sun Bancorp, Inc., New Jersey (a)	136,043	489,755
Susquehanna Bancshares, Inc.	475,630	5,531,577
SVB Financial Group (a)	112,421	7,538,952
Synovus Financial Corp.	2,047,475	5,200,587
Taylor Capital Group, Inc. (a)	36,427	602,138
TCF Financial Corp. (d)	430,037	5,908,708
Texas Capital Bancshares, Inc. (a)(d)	102,751	4,342,257
The First Bancorp, Inc.	21,478	372,214
Tompkins Financial Corp.	33,792	1,400,003
TowneBank (d)	71,193	1,035,146
Trico Bancshares	35,094	598,353
Trustmark Corp.	173,638	3,976,310
UMB Financial Corp.	90,172	4,110,941
Umpqua Holdings Corp.	308,713	3,874,348
Union Bankshares, Inc.	388	7,962
Union/First Market Bankshares Corp.	55,751	1,011,881
United Bancorp, Inc.	370	2,409
United Bankshares, Inc., West Virginia (d)	132,968	3,457,168
United Community Banks, Inc., Georgia (a)	127,900	1,377,483
United Security Bancshares, Inc. (a)	8,545	64,344
United Security Bancshares, California (d)	7,488	28,604
Univest Corp. of Pennsylvania	38,304	635,463
Valley National Bancorp (d)	489,100	4,905,673
Virginia Commerce Bancorp, Inc. (a)	67,965	921,605
Washington Banking Co., Oak Harbor	41,106	564,796
Washington Trust Bancorp, Inc.	35,763	945,574
Webster Financial Corp.	219,584	4,835,240
WesBanco, Inc.	70,247	1,643,077
West Bancorp., Inc.	28,408	314,477
West Coast Bancorp	46,944	1,103,184
Westamerica Bancorp. (d)	70,836	3,134,493
Western Alliance Bancorp. (a)(d)	209,617	2,787,906
Wilshire Bancorp, Inc. (a)	144,206	846,489
Wintrust Financial Corp.	99,831	3,643,832
Xenith Bankshares, Inc. (a)	17,541	91,739
Yadkin Valley Financial Corp. (a)	16,970	66,862
		361,491,987
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	28,119	148,187
Asta Funding, Inc.	25,295	243,338
Atlanticus Holdings Corp. (a)(d)	33,601	108,867
Cash America International, Inc. (d)	70,968	3,593,820
Consumer Portfolio Services, Inc. (a)	25,388	209,451
Credit Acceptance Corp. (a)(d)	25,878	2,860,295
DFC Global Corp. (a)	103,533	1,933,996
Encore Capital Group, Inc. (a)(d)	59,733	1,765,110

	Shares	Value
EZCORP, Inc. (non-vtg.) Class A (a)	123,643	$ 2,556,937
First Cash Financial Services, Inc. (a)	76,532	4,049,308
First Marblehead Corp. (a)(d)	159,362	139,920
Green Dot Corp. Class A (a)(d)	50,635	709,903
Imperial Holdings, Inc. (a)	53,799	215,196
Nelnet, Inc. Class A	66,805	2,216,590
Netspend Holdings, Inc. (a)(d)	69,646	1,103,889
Portfolio Recovery Associates, Inc. (a)(d)	42,803	5,004,741
QC Holdings, Inc.	15,915	51,883
Regional Management Corp.	1,398	25,108
World Acceptance Corp. (a)(d)	40,711	3,203,956
		30,140,495
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	23,762
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	8,340,732
Gain Capital Holdings, Inc.	22,236	98,728
Interactive Brokers Group, Inc.	101,943	1,499,582
Life Partners Holdings, Inc. (d)	51,198	203,768
MarketAxess Holdings, Inc.	97,186	3,796,085
Marlin Business Services Corp.	22,984	435,547
MicroFinancial, Inc.	17,898	131,908
MSCI, Inc. Class A (a)	312,542	10,354,516
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	943,650
PHH Corp. (a)(d)	138,178	2,903,120
PICO Holdings, Inc. (a)(d)	53,727	1,155,668
Resource America, Inc. Class A	23,799	212,049
Vector Capital Corp. rights (a)	49,572	1
		30,099,116
Insurance - 4.3%
Alleghany Corp.	43,001	16,248,788
Allied World Assurance Co. Holdings Ltd.	89,522	7,860,927
American Equity Investment Life Holding Co. (d)	143,289	1,988,851
American Financial Group, Inc.	210,353	9,247,118
American National Insurance Co.	30,161	2,424,040
American Safety Insurance Group Ltd. (a)(d)	25,797	594,105
Amerisafe, Inc. (d)	44,533	1,452,666
Amtrust Financial Services, Inc.	73,829	2,454,814
Arch Capital Group Ltd. (a)(d)	343,384	16,867,022
Argo Group International Holdings, Ltd.	71,874	2,729,775
Arthur J. Gallagher & Co.	302,872	11,654,515
Aspen Insurance Holdings Ltd.	176,910	6,343,993
Assured Guaranty Ltd.	493,774	9,218,761
Axis Capital Holdings Ltd.	311,323	12,680,186
Baldwin & Lyons, Inc. Class B	20,123	468,665
Brown & Brown, Inc.	293,863	8,815,890
Citizens, Inc. Class A (a)(d)	96,952	890,989
CNA Financial Corp.	99,168	3,127,759
CNO Financial Group, Inc.	574,934	6,289,778
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Crawford & Co. Class B	69,141	$ 571,105
Donegal Group, Inc. Class A	26,385	380,472
Eastern Insurance Holdings, Inc.	16,085	299,503
eHealth, Inc. (a)	59,193	919,267
EMC Insurance Group	12,011	309,163
Employers Holdings, Inc.	110,478	2,321,143
Endurance Specialty Holdings Ltd.	106,872	4,706,643
Enstar Group Ltd. (a)(d)	23,037	2,887,458
Erie Indemnity Co. Class A	66,247	4,849,280
Everest Re Group Ltd.	128,969	16,070,827
FBL Financial Group, Inc. Class A	35,194	1,278,950
Federated National Holding Co.	8,797	50,055
Fidelity National Financial, Inc. Class A	535,365	13,352,003
First Acceptance Corp. (a)	24,679	28,381
First American Financial Corp.	270,026	6,558,932
Fortegra Financial Corp. (a)	15,197	137,533
Global Indemnity PLC (a)	37,631	869,276
Greenlight Capital Re, Ltd. (a)	72,640	1,741,907
Hallmark Financial Services, Inc. (a)	27,548	249,585
Hanover Insurance Group, Inc.	117,027	4,994,712
HCC Insurance Holdings, Inc.	266,229	10,649,160
Health Insurance Innovations	12,600	157,374
Hilltop Holdings, Inc. (a)(d)	103,357	1,327,104
Homeowners Choice, Inc. (d)	24,144	486,743
Horace Mann Educators Corp.	90,341	1,848,377
Independence Holding Co.	12,745	120,950
Infinity Property & Casualty Corp.	29,456	1,655,133
Investors Title Co.	2,693	177,549
Kansas City Life Insurance Co.	10,866	405,519
Kemper Corp.	137,889	4,362,808
Maiden Holdings Ltd.	143,671	1,448,204
Markel Corp. (a)	23,551	11,385,731
MBIA, Inc. (a)(d)	366,136	3,540,535
Meadowbrook Insurance Group, Inc.	121,669	855,333
Mercury General Corp.	86,743	3,371,700
Montpelier Re Holdings Ltd.	171,990	4,251,593
National Financial Partners Corp. (a)(d)	130,377	2,563,212
National Interstate Corp.	26,946	896,763
National Western Life Insurance Co. Class A	7,450	1,213,307
Navigators Group, Inc. (a)(d)	29,134	1,636,165
Old Republic International Corp.	613,136	7,363,763
OneBeacon Insurance Group Ltd.	54,474	728,317
PartnerRe Ltd.	152,398	13,599,998
Phoenix Companies, Inc. (a)	12,675	318,143
Platinum Underwriters Holdings Ltd.	82,406	4,357,629
Primerica, Inc.	115,806	3,644,415
ProAssurance Corp.	151,535	7,105,476
Protective Life Corp.	198,965	6,350,963
Reinsurance Group of America, Inc.	183,759	10,566,143
RenaissanceRe Holdings Ltd.	118,960	10,401,862

	Shares	Value
RLI Corp.	47,991	$ 3,308,500
Safety Insurance Group, Inc.	33,267	1,563,549
Selective Insurance Group, Inc.	135,807	3,020,348
StanCorp Financial Group, Inc.	111,235	4,428,265
State Auto Financial Corp.	33,712	566,362
Stewart Information Services Corp. (d)	44,487	1,029,874
Symetra Financial Corp.	233,995	3,081,714
Tower Group, Inc.	90,612	1,689,914
United Fire Group, Inc.	51,439	1,264,371
Universal Insurance Holdings, Inc.	99,404	436,384
Validus Holdings Ltd.	242,727	8,648,363
W.R. Berkley Corp.	273,764	11,361,206
White Mountains Insurance Group Ltd.	14,430	8,152,950
		349,276,606
Real Estate Investment Trusts - 10.1%
Acadia Realty Trust (SBI)	131,146	3,530,450
AG Mortgage Investment Trust, Inc.	72,087	1,890,842
Agree Realty Corp.	29,784	836,037
Alexanders, Inc.	7,463	2,421,744
Alexandria Real Estate Equities, Inc.	159,952	11,378,985
American Assets Trust, Inc.	97,861	2,958,338
American Campus Communities, Inc.	266,659	12,052,987
American Capital Agency Corp.	865,944	27,467,744
American Capital Mortgage Investment Corp.	143,838	3,696,637
American Realty Capital Properties, Inc. (d)	23,627	312,585
Annaly Capital Management, Inc.	2,474,929	38,336,650
Anworth Mortgage Asset Corp.	363,303	2,216,148
Apollo Commercial Real Estate Finance, Inc.	60,802	1,048,835
Apollo Residential Mortgage, Inc.	59,295	1,327,022
Arbor Realty Trust, Inc.	95,842	759,069
Ares Commercial Real Estate Corp.	31,580	537,807
Armour Residential REIT, Inc.	958,622	6,413,181
Ashford Hospitality Trust, Inc.	181,667	2,138,221
Associated Estates Realty Corp.	125,776	2,198,564
BioMed Realty Trust, Inc.	426,994	9,018,113
Brandywine Realty Trust (SBI)	355,301	4,885,389
BRE Properties, Inc.	195,602	9,508,213
BRT Realty Trust (a)	8,802	65,223
Camden Property Trust (SBI)	211,578	14,628,503
Campus Crest Communities, Inc.	97,496	1,222,600
Capital Trust, Inc. Class A	85,860	194,044
CapLease, Inc.	166,403	995,090
Capstead Mortgage Corp.	274,087	3,437,051
CBL & Associates Properties, Inc.	408,073	9,279,580
Cedar Shopping Centers, Inc.	141,571	812,618
Chatham Lodging Trust	37,534	617,810
Chesapeake Lodging Trust	121,402	2,613,785
Chimera Investment Corp.	2,633,740	7,848,545
Colonial Properties Trust (SBI)	223,039	4,808,721
Colony Financial, Inc.	124,334	2,753,998
CommonWealth REIT	211,923	5,351,056
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Coresite Realty Corp.	71,084	$ 2,303,122
Corporate Office Properties Trust (SBI)	216,499	5,600,829
Cousins Properties, Inc.	249,030	2,420,572
Crexus Investment Corp.	188,644	2,510,852
CubeSmart	306,042	4,511,059
CyrusOne, Inc.	49,783	1,060,876
Cys Investments, Inc. (d)	437,281	5,186,153
DCT Industrial Trust, Inc. (d)	636,987	4,624,526
DDR Corp.	597,418	10,317,409
DiamondRock Hospitality Co.	508,573	4,546,643
Digital Realty Trust, Inc.	313,579	21,003,521
Douglas Emmett, Inc.	333,224	8,167,320
Duke Realty LP (d)	775,624	12,534,084
DuPont Fabros Technology, Inc.	161,268	3,734,967
EastGroup Properties, Inc.	77,000	4,374,370
Education Realty Trust, Inc.	304,047	3,317,153
EPR Properties	120,681	5,888,026
Equity Lifestyle Properties, Inc.	103,455	7,623,599
Equity One, Inc.	160,977	3,784,569
Essex Property Trust, Inc.	90,283	13,451,264
Excel Trust, Inc.	118,850	1,498,699
Extra Space Storage, Inc.	261,803	9,801,904
Federal Realty Investment Trust (SBI)	161,387	17,140,913
FelCor Lodging Trust, Inc. (a)	320,776	1,610,296
First Industrial Realty Trust, Inc.	236,437	3,752,255
First Potomac Realty Trust	155,718	2,200,295
Franklin Street Properties Corp.	183,467	2,522,671
General Growth Properties, Inc.	1,151,017	22,030,465
Getty Realty Corp. (d)	107,657	2,140,221
Gladstone Commercial Corp. (d)	28,855	547,091
Glimcher Realty Trust	372,526	4,194,643
Government Properties Income Trust (d)	109,886	2,907,584
Gramercy Capital Corp. (a)(d)	137,117	523,787
Gyrodyne Co. of America, Inc.	2,317	172,431
Hatteras Financial Corp.	250,581	6,688,007
Healthcare Realty Trust, Inc.	225,062	5,986,649
Healthcare Trust of America, Inc.	139,394	1,600,243
Hersha Hospitality Trust	462,079	2,592,263
Highwoods Properties, Inc. (SBI)	188,911	6,895,252
Home Properties, Inc.	130,546	8,148,681
Hospitality Properties Trust (SBI)	318,850	8,513,295
Hudson Pacific Properties, Inc.	107,288	2,421,490
Inland Real Estate Corp.	192,865	1,863,076
Invesco Mortgage Capital, Inc.	326,439	6,861,748
Investors Real Estate Trust	238,896	2,271,901
iStar Financial, Inc. (a)(d)	266,363	2,660,966
JAVELIN Mortgage Investment Corp.	18,180	348,692
Kilroy Realty Corp.	186,722	9,851,453
Kite Realty Group Trust	180,895	1,192,098
LaSalle Hotel Properties (SBI)	240,074	6,095,479
Lexington Corporate Properties Trust (d)	409,224	4,689,707

	Shares	Value
Liberty Property Trust (SBI) (d)	297,318	$ 11,532,965
LTC Properties, Inc.	80,280	3,096,400
Mack-Cali Realty Corp.	205,743	5,838,986
Medical Properties Trust, Inc.	338,104	4,909,270
MFA Financial, Inc.	900,039	7,992,346
MHI Hospitality Corp.	1,708	7,327
Mid-America Apartment Communities, Inc.	105,434	7,321,337
Monmouth Real Estate Investment Corp. Class A	103,641	1,156,634
MPG Office Trust, Inc. (a)(d)	193,026	499,937
National Health Investors, Inc.	66,785	4,327,668
National Retail Properties, Inc. (d)	269,513	9,284,723
New York Mortgage Trust, Inc. (d)	113,947	802,187
NorthStar Realty Finance Corp.	392,817	3,515,712
Omega Healthcare Investors, Inc. (d)	281,314	7,873,979
One Liberty Properties, Inc.	35,770	776,924
Parkway Properties, Inc.	96,202	1,626,776
Pebblebrook Hotel Trust	162,576	3,887,192
Pennsylvania Real Estate Investment Trust (SBI)	141,880	2,560,934
PennyMac Mortgage Investment Trust	148,093	3,764,524
Piedmont Office Realty Trust, Inc. Class A (d)	422,715	8,310,577
PMC Commercial Trust	13,962	97,874
Post Properties, Inc.	136,444	6,513,837
Potlatch Corp.	107,179	4,716,948
Power (REIT)	1,227	13,006
PS Business Parks, Inc.	47,862	3,541,309
RAIT Financial Trust (d)	147,972	1,071,317
Ramco-Gershenson Properties Trust (SBI)	127,919	2,021,120
Rayonier, Inc.	311,780	17,419,149
Realty Income Corp.	449,239	20,507,760
Redwood Trust, Inc.	205,166	4,156,663
Regency Centers Corp.	229,923	11,928,405
Resource Capital Corp.	285,451	1,941,067
Retail Opportunity Investments Corp. (d)	130,748	1,687,957
Retail Properties America, Inc.	85,922	1,271,646
RLJ Lodging Trust	284,277	6,080,685
Rouse Properties, Inc. (d)	62,419	1,036,780
Ryman Hospitality Properties, Inc. (d)	122,867	5,498,298
Sabra Health Care REIT, Inc.	104,213	2,754,350
Saul Centers, Inc.	29,808	1,304,398
Select Income (REIT)	47,478	1,320,363
Senior Housing Properties Trust (SBI)	464,288	11,648,986
Silver Bay Realty Trust Corp. (d)	36,712	749,659
SL Green Realty Corp.	227,024	18,529,699
Sovran Self Storage, Inc.	79,456	4,834,103
Spirit Realty Capital, Inc.	84,207	1,677,403
Stag Industrial, Inc.	111,041	2,355,180
Starwood Property Trust, Inc.	335,288	9,371,300
Strategic Hotel & Resorts, Inc. (a)	471,780	3,434,558
Summit Hotel Properties, Inc.	136,761	1,312,906
Sun Communities, Inc. (d)	74,202	3,452,619
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. (a)	402,828	$ 4,564,041
Supertel Hospitality, Inc., Maryland (a)	13,197	14,913
Tanger Factory Outlet Centers, Inc. (d)	232,875	8,218,159
Taubman Centers, Inc.	153,877	11,805,443
Terreno Realty Corp.	33,203	594,334
The Geo Group, Inc.	193,501	6,683,525
The Macerich Co.	344,003	20,678,020
Two Harbors Investment Corp.	742,870	9,553,308
UDR, Inc.	633,544	15,116,360
UMH Properties, Inc.	32,347	324,117
Universal Health Realty Income Trust (SBI)	33,579	1,917,697
Urstadt Biddle Properties, Inc. Class A	59,548	1,258,249
Washington (REIT) (SBI)	159,249	4,409,605
Weingarten Realty Investors (SBI)	287,296	8,805,622
Western Asset Mortgage Capital Corp.	58,863	1,264,966
Whitestone REIT Class B	35,381	521,870
Winthrop Realty Trust	68,647	861,520
WP Carey, Inc. (d)	146,332	8,719,924
ZAIS Financial Corp.	15,500	311,085
		823,205,855
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	111,665	3,933,958
American Realty Investments, Inc. (a)	1,965	6,583
AV Homes, Inc. (a)	29,637	445,148
Consolidated-Tomoka Land Co. (d)	11,958	407,170
Forest City Enterprises, Inc. Class A (a)	356,962	5,725,670
Forestar Group, Inc. (a)(d)	94,973	1,654,430
Gladstone Land Corp.	2,000	30,140
Howard Hughes Corp. (a)	71,466	5,487,874
InterGroup Corp. (a)	336	7,617
Jones Lang LaSalle, Inc.	109,483	10,580,437
Kennedy-Wilson Holdings, Inc.	102,037	1,639,735
Maui Land & Pineapple, Inc. (a)	17,943	72,131
Preferred Apartment Communities, Inc. Class A (d)	6,866	60,009
Realogy Holdings Corp.	112,717	5,055,357
Tejon Ranch Co. (a)	36,577	1,071,706
The St. Joe Co. (a)(d)	244,497	5,452,283
Thomas Properties Group, Inc.	93,474	487,000
Transcontinental Realty Investors, Inc. (a)	1,497	7,725
Zillow, Inc. (a)(d)	35,559	1,527,615
ZipRealty, Inc. (a)	28,991	111,325
		43,763,913
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	205,339	2,008,215
Bank Mutual Corp.	123,703	707,581
BankFinancial Corp.	56,765	452,985
BBX Capital Corp. (a)	42,087	340,063
Beneficial Mutual Bancorp, Inc. (a)	107,032	1,026,437
Berkshire Hills Bancorp, Inc.	59,104	1,436,227

	Shares	Value
BofI Holding, Inc. (a)	27,494	$ 925,723
Brookline Bancorp, Inc., Delaware	180,966	1,646,791
Camco Financial Corp. (a)	7,852	28,738
Cape Bancorp, Inc.	25,193	229,004
Capitol Federal Financial, Inc.	435,831	5,155,881
CFS Bancorp, Inc.	12,402	94,999
Charter Financial Corp., Georgia	2,588	31,858
Cheviot Financial Corp.	44	479
Chicopee Bancorp, Inc.	13,096	206,131
Clifton Savings Bancorp, Inc.	25,210	284,873
Dime Community Bancshares, Inc.	89,159	1,266,949
Doral Financial Corp. (a)	295,629	168,361
Elmira Savings Bank	169	3,990
ESB Financial Corp.	31,148	427,662
ESSA Bancorp, Inc.	32,482	358,926
EverBank Financial Corp.	59,751	902,240
Farmer Mac Class C (non-vtg.)	27,142	916,043
First Clover Leaf Financial Corp.	10,566	80,302
First Defiance Financial Corp.	23,633	532,215
First Federal Bancshares of Arkansas, Inc. (a)(d)	4,711	45,226
First Financial Holdings, Inc.	43,715	872,551
First Financial Northwest, Inc. (a)	34,706	275,219
First PacTrust Bancorp, Inc.	20,005	205,451
Flagstar Bancorp, Inc. (a)(d)	50,000	679,500
Flushing Financial Corp.	72,793	1,150,129
Fox Chase Bancorp, Inc.	32,985	551,509
Franklin Financial Corp./VA	27,950	499,187
Hampden Bancorp, Inc.	5,136	81,252
Heritage Financial Group, Inc.	7,732	106,083
HF Financial Corp.	632	8,494
HMN Financial, Inc. (a)	2,852	15,315
Home Bancorp, Inc. (a)	15,826	291,831
Home Federal Bancorp, Inc.	37,371	429,767
HomeStreet, Inc. (d)	30,734	767,735
HopFed Bancorp, Inc.	11,426	120,887
IF Bancorp, Inc. (a)	11,597	174,071
Impac Mortgage Holdings, Inc. (a)(d)	20,302	229,413
Kearny Financial Corp.	52,612	525,594
Madison County Financial, Inc. (a)(d)	11,541	184,887
Meridian Interstate Bancorp, Inc. (a)	24,640	445,738
Meta Financial Group, Inc.	9,879	233,638
MGIC Investment Corp. (a)(d)	493,559	1,470,806
MutualFirst Financial, Inc.	7,773	104,547
NASB Financial, Inc. (a)	3,724	82,710
Nationstar Mortgage Holdings, Inc. (d)	43,150	1,662,570
New Hampshire Thrift Bancshare	2,906	38,679
New York Community Bancorp, Inc. (d)	1,102,758	14,887,233
Northfield Bancorp, Inc.	80,053	911,003
Northwest Bancshares, Inc. (d)	230,507	2,879,032
Ocean Shore Holding Co.	5,120	77,824
OceanFirst Financial Corp.	36,227	505,004
Ocwen Financial Corp. (a)	295,171	11,635,641
Oneida Financial Corp.	2,810	35,209
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Oritani Financial Corp.	106,486	$ 1,566,409
Peoples Federal Bancshares, Inc.	9,219	164,836
Poage Bankshares, Inc.	6,654	93,489
Provident Financial Holdings, Inc.	21,034	359,681
Provident Financial Services, Inc.	135,449	2,030,381
Provident New York Bancorp	105,447	946,914
Pulaski Financial Corp. (d)	11,679	115,622
PVF Capital Corp. (a)	37,435	139,633
Radian Group, Inc. (d)	342,468	3,017,143
Riverview Bancorp, Inc. (a)	20,156	44,746
Rockville Financial, Inc.	54,753	704,124
Roma Financial Corp.	25,270	380,061
Security National Financial Corp. Class A (d)	21,546	166,120
SI Financial Group, Inc.	9,136	104,516
Simplicity Bancorp, Inc.	22,747	346,664
Southern Missouri Bancorp, Inc.	376	9,445
Territorial Bancorp, Inc.	28,348	661,075
TFS Financial Corp. (a)(d)	268,274	2,819,560
Timberland Bancorp, Inc.	12,774	105,513
Tree.com, Inc.	19,805	345,201
Trustco Bank Corp., New York	220,181	1,147,143
United Community Financial Corp., Ohio (a)	32,608	109,563
United Financial Bancorp, Inc.	49,450	739,278
ViewPoint Financial Group	92,806	1,935,005
Walker & Dunlop, Inc. (a)	44,234	937,761
Washington Federal, Inc.	287,542	5,046,362
Waterstone Financial, Inc. (a)	7,726	59,104
Westfield Financial, Inc.	94,628	737,152
WSFS Financial Corp.	23,324	1,107,890
		87,356,799
TOTAL FINANCIALS		1,856,416,579
HEALTH CARE - 10.5%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	102,049	124,500
ACADIA Pharmaceuticals, Inc. (a)(d)	129,491	786,010
Achillion Pharmaceuticals, Inc. (a)(d)	163,898	1,327,574
Acorda Therapeutics, Inc. (a)	110,294	3,281,247
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	84,727
Aegerion Pharmaceuticals, Inc. (a)	41,620	1,253,594
Affymax, Inc. (a)(d)	99,414	264,441
Agenus, Inc. (a)(d)	39,248	167,981
Alkermes PLC (a)	307,880	6,684,075
Allos Therapeutics, Inc. rights	344,107	3
Alnylam Pharmaceuticals, Inc. (a)	128,873	3,053,001
AMAG Pharmaceuticals, Inc. (a)	57,756	955,862
Amicus Therapeutics, Inc. (a)(d)	81,548	218,549

	Shares	Value
Anacor Pharmaceuticals, Inc. (a)	42,589	$ 148,210
Anthera Pharmaceuticals, Inc. (a)(d)	123,150	75,122
ARCA biopharma, Inc. (a)(d)	20,234	10,319
Arena Pharmaceuticals, Inc. (a)(d)	559,228	4,691,923
ARIAD Pharmaceuticals, Inc. (a)	464,412	9,766,584
ArQule, Inc. (a)	132,859	326,833
Array Biopharma, Inc. (a)	280,498	1,091,137
Arrowhead Research Corp. (a)(d)	16,316	35,079
Astex Pharmaceuticals, Inc. (a)(d)	207,009	674,849
Athersys, Inc. (a)(d)	108,924	165,564
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	769,725
BioCryst Pharmaceuticals, Inc. (a)(d)	81,419	97,703
BioMarin Pharmaceutical, Inc. (a)	316,623	18,354,635
BioMimetic Therapeutics, Inc. (a)	45,475	431,558
Biospecifics Technologies Corp. (a)	11,833	185,778
Biota Pharmaceuticals, Inc.	20,991	83,754
BioTime, Inc. (a)(d)	68,237	287,278
Cardium Therapeutics, Inc. (a)(d)	106,276	17,865
Catalyst Pharmaceutical Partners, Inc. (a)(d)	69,095	30,975
Cel-Sci Corp. (a)(d)	503,397	133,300
Cell Therapeutics, Inc. (a)(d)	197,840	265,106
Celldex Therapeutics, Inc. (a)(d)	208,754	1,987,338
Celsion Corp. (a)(d)	80,797	78,373
Cepheid, Inc. (a)(d)	169,489	6,174,484
Chelsea Therapeutics International Ltd. (a)(d)	149,074	235,537
ChemoCentryx, Inc. (d)	8,614	116,203
Cleveland Biolabs, Inc. (a)(d)	93,847	145,463
Clovis Oncology, Inc. (a)(d)	38,859	732,881
Codexis, Inc. (a)	66,590	137,841
Coronado Biosciences, Inc. (a)(d)	46,043	337,035
Cubist Pharmaceuticals, Inc. (a)	160,460	6,808,318
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	208,503	560,873
Cyclacel Pharmaceuticals, Inc. (a)(d)	28,189	155,885
Cytokinetics, Inc.	284,668	284,099
Cytori Therapeutics, Inc. (a)(d)	157,438	401,467
CytRx Corp. (a)(d)	53,802	112,984
DARA BioSciences, Inc. (a)(d)	22,334	22,557
Dendreon Corp. (a)(d)	380,156	2,201,103
Discovery Laboratories, Inc. (a)(d)	83,205	204,684
Durata Therapeutics, Inc. (d)	19,378	165,682
Dyax Corp. (a)(d)	235,415	755,682
Dynavax Technologies Corp. (a)(d)	441,222	900,093
Emergent BioSolutions, Inc. (a)	62,949	975,080
EntreMed, Inc. (a)	37,512	110,660
Enzon Pharmaceuticals, Inc.	134,828	570,322
Exact Sciences Corp. (a)	176,780	1,888,010
Exelixis, Inc. (a)(d)	484,897	2,211,130
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)	5,313	18,117
Galena Biopharma, Inc. (a)(d)	229,872	439,056
Genomic Health, Inc. (a)(d)	52,977	1,517,791
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GenVec, Inc. (a)	22,127	$ 36,952
Geron Corp. (a)(d)	296,896	433,468
GTx, Inc. (a)	60,735	276,344
Halozyme Therapeutics, Inc. (a)(d)	210,823	1,151,094
Hemispherx Biopharma, Inc. (a)	354,277	77,941
Hyperion Therapeutics, Inc.	16,210	295,670
iBio, Inc. (a)(d)	102,306	64,964
Idenix Pharmaceuticals, Inc. (a)(d)	267,583	1,126,524
Idera Pharmaceuticals, Inc. (a)	48,311	34,784
ImmunoCellular Therapeutics Ltd. (a)(d)	122,575	311,341
ImmunoGen, Inc. (a)(d)	222,354	3,373,110
Immunomedics, Inc. (a)(d)	140,629	323,447
Incyte Corp. (a)(d)	336,696	7,474,651
Infinity Pharmaceuticals, Inc. (a)(d)	96,136	3,969,455
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	150,618
Insmed, Inc. (a)(d)	75,313	463,928
Intercept Pharmaceuticals, Inc. (d)	12,204	476,200
InterMune, Inc. (a)	197,527	1,752,064
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	214,285	3,199,275
Isis Pharmaceuticals, Inc. (a)(d)	255,145	3,750,632
IsoRay, Inc. (a)(d)	76,668	40,557
Keryx Biopharmaceuticals, Inc. (a)(d)	197,816	1,271,957
KYTHERA Biopharmaceuticals, Inc. (d)	10,524	274,255
Lexicon Pharmaceuticals, Inc. (a)(d)	1,360,008	2,679,216
Ligand Pharmaceuticals, Inc.:
Class B (a)	50,640	1,040,146
General CVR	26,087	183
Glucagon CVR (a)	26,087	261
rights (a)	26,087	417
TR Beta CVR (a)	26,087	170
Lpath, Inc. (a)	19,435	82,404
MannKind Corp. (a)(d)	440,347	1,127,288
Maxygen, Inc.	88,637	216,274
Medgenics, Inc. (a)	12,815	64,075
MediciNova, Inc. (a)(d)	37,660	128,044
Medivation, Inc. (a)	190,494	9,360,875
Merrimack Pharmaceuticals, Inc. (d)	38,283	245,011
Metabolix, Inc. (a)(d)	85,270	207,206
Momenta Pharmaceuticals, Inc. (a)(d)	119,519	1,522,672
Myriad Genetics, Inc. (a)(d)	213,646	5,430,881
Nanosphere, Inc. (a)(d)	90,356	176,194
Neuralstem, Inc. (a)(d)	141,327	149,807
Neurocrine Biosciences, Inc. (a)	167,845	1,775,800
NewLink Genetics Corp. (a)(d)	48,922	575,812
Novavax, Inc. (a)(d)	303,349	552,095
NPS Pharmaceuticals, Inc. (a)(d)	215,077	1,716,314
OncoGenex Pharmaceuticals, Inc. (a)(d)	29,511	350,886
Oncothyreon, Inc. (a)(d)	122,634	253,852
Onyx Pharmaceuticals, Inc. (a)	184,637	13,905,012
Opexa Therapeutics, Inc. (a)(d)	8,319	15,972

	Shares	Value
Opko Health, Inc. (a)(d)	342,921	$ 2,379,872
Orexigen Therapeutics, Inc. (a)(d)	180,401	1,075,190
Osiris Therapeutics, Inc. (a)(d)	39,420	259,384
OXiGENE, Inc. (a)(d)	3,950	16,274
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	13,047
PDL BioPharma, Inc. (d)	384,661	2,746,480
Peregrine Pharmaceuticals, Inc. (a)(d)	306,032	397,842
Pharmacyclics, Inc. (a)(d)	127,562	11,197,392
PharmAthene, Inc. (a)(d)	77,388	100,604
Progenics Pharmaceuticals, Inc. (a)	107,490	283,774
Puma Biotechnology, Inc.	19,440	499,802
Raptor Pharmaceutical Corp. (a)(d)	132,438	658,217
Regeneron Pharmaceuticals, Inc. (a)(d)	192,591	32,162,697
Regulus Therapeutics, Inc.	27,301	140,600
Repligen Corp. (a)	65,974	411,018
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	36,328
Rigel Pharmaceuticals, Inc. (a)(d)	240,910	1,618,915
Sangamo Biosciences, Inc. (a)(d)	138,269	1,408,961
Sarepta Therapeutics, Inc. (a)(d)	68,876	2,016,001
Savient Pharmaceuticals, Inc. (a)(d)	212,410	199,665
Seattle Genetics, Inc. (a)(d)	264,595	7,445,703
SIGA Technologies, Inc. (a)(d)	109,876	470,269
Spectrum Pharmaceuticals, Inc. (d)	147,610	1,682,754
StemCells, Inc. (a)(d)	72,956	124,755
Stemline Therapeutics, Inc.	7,164	86,684
Sunesis Pharmaceuticals, Inc. (a)(d)	78,760	411,127
Synageva BioPharma Corp. (a)	28,243	1,411,303
Synergy Pharmaceuticals, Inc. (a)(d)	156,772	857,543
Synta Pharmaceuticals Corp. (a)(d)	112,511	966,469
Synthetic Biologics, Inc. (a)	51,943	89,342
Targacept, Inc. (a)	150,431	651,366
Telik, Inc. (a)	3,787	6,135
TESARO, Inc. (d)	17,478	347,113
Theravance, Inc. (a)(d)	173,595	3,522,243
Threshold Pharmaceuticals, Inc. (a)(d)	133,997	620,406
Tranzyme, Inc. (a)	38,997	20,637
Trius Therapeutics, Inc. (a)	76,208	400,092
Trovagene, Inc. (a)(d)	26,256	161,474
United Therapeutics Corp. (a)(d)	128,305	7,673,922
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	435,938
Venaxis, Inc. (a)	1,992	4,582
Verastem, Inc. (a)(d)	4,002	37,699
Vertex Pharmaceuticals, Inc. (a)	555,579	26,012,209
Vical, Inc. (a)	181,350	580,320
XOMA Corp. (a)(d)	195,513	529,840
Zalicus, Inc. (a)(d)	271,923	177,294
ZIOPHARM Oncology, Inc. (a)(d)	196,259	869,427
		271,218,417
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	51,787	2,196,805
Abiomed, Inc. (a)(d)	100,014	1,604,225
Accuray, Inc. (a)(d)	145,252	620,226
Alere, Inc. (a)	189,216	4,306,556
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	182,943	$ 5,751,728
Allied Healthcare Products, Inc. (a)	4,954	13,524
Alphatec Holdings, Inc. (a)	223,255	363,906
Analogic Corp. (d)	32,199	2,388,844
Angiodynamics, Inc. (a)	78,307	970,224
Anika Therapeutics, Inc. (a)	35,451	441,365
Antares Pharma, Inc. (a)(d)	291,705	1,003,465
ArthroCare Corp. (a)	71,853	2,509,107
Atossa Genetics, Inc. (d)	1,948	12,467
Atricure, Inc. (a)	33,966	301,618
Atrion Corp.	3,467	680,364
Bacterin International Holdings, Inc. (a)(d)	41,452	37,514
BioLase Technology, Inc. (d)	76,165	274,956
Bovie Medical Corp. (a)	27,980	76,385
BSD Medical Corp. (a)(d)	95,648	126,255
Cantel Medical Corp.	58,616	1,824,716
Cardica, Inc. (a)	38,892	45,115
Cardiovascular Systems, Inc. (a)	54,580	862,910
Cerus Corp. (a)(d)	105,314	346,483
Chembio Diagnostics, Inc. (a)	4,082	22,288
Conceptus, Inc. (a)(d)	78,853	1,760,787
CONMED Corp.	68,757	2,139,030
Cryolife, Inc.	77,981	478,024
Cutera, Inc. (a)	35,495	457,886
Cyberonics, Inc. (a)	69,680	3,187,860
Cynosure, Inc. Class A (a)	34,199	968,858
Delcath Systems, Inc. (a)(d)	162,758	252,275
Derma Sciences, Inc. (a)(d)	24,519	302,319
DexCom, Inc. (a)(d)	183,507	2,739,760
Digirad Corp. (a)	23,301	53,359
Dynatronics Corp. (a)	3,425	8,871
DynaVox, Inc. Class A (a)	35,547	16,288
Endologix, Inc. (a)(d)	152,183	2,291,876
EnteroMedics, Inc. (a)(d)	71,659	60,151
ERBA Diagnostics, Inc. (a)	7,111	5,334
Escalon Medical Corp. (a)	3,512	3,617
Exactech, Inc. (a)	19,203	353,527
Fonar Corp. (a)	5,489	29,586
Genmark Diagnostics, Inc. (a)(d)	70,035	730,465
Globus Medical, Inc. (d)	19,520	282,064
Greatbatch, Inc. (a)	55,243	1,495,428
Haemonetics Corp. (a)	131,168	5,410,680
Hansen Medical, Inc. (a)(d)	150,643	322,376
Hill-Rom Holdings, Inc.	151,281	4,958,991
Hologic, Inc. (a)	681,475	14,876,599
ICU Medical, Inc. (a)(d)	33,325	1,891,527
IDEXX Laboratories, Inc. (a)	139,253	12,827,986
Insulet Corp. (a)(d)	133,384	3,010,477
Integra LifeSciences Holdings Corp. (a)	50,385	2,052,685
Invacare Corp.	71,642	1,039,525

	Shares	Value
Iridex Corp. (a)	9,439	$ 44,835
Kewaunee Scientific Corp.	5,250	68,670
Kips Bay Medical, Inc. (a)	9,803	9,999
LeMaitre Vascular, Inc.	17,157	104,658
Mako Surgical Corp. (a)(d)	115,552	1,477,910
Masimo Corp.	148,292	2,943,596
Medical Action Industries, Inc. (a)	32,086	189,949
MELA Sciences, Inc. (a)(d)	117,358	174,863
Meridian Bioscience, Inc. (d)	116,715	2,474,358
Merit Medical Systems, Inc. (a)	95,450	1,137,764
Misonix, Inc. (a)	11,163	63,629
Natus Medical, Inc. (a)	73,032	927,506
Navidea Biopharmaceuticals, Inc. (a)(d)	295,085	905,911
Neogen Corp. (a)	57,433	2,689,013
NeuroMetrix, Inc. (a)	685	1,767
NuVasive, Inc. (a)	108,905	2,022,366
NxStage Medical, Inc. (a)(d)	140,487	1,576,264
OraSure Technologies, Inc. (a)	127,609	709,506
Orthofix International NV (a)	56,449	2,103,290
Palomar Medical Technologies, Inc. (a)	45,060	497,462
PhotoMedex, Inc. (a)(d)	37,410	551,798
Quidel Corp. (a)(d)	73,655	1,743,414
ResMed, Inc. (d)	365,366	16,255,133
Retractable Technologies, Inc. (a)	5,601	5,517
Rochester Medical Corp. (a)	22,381	330,344
Rockwell Medical Technologies, Inc. (a)(d)	39,941	176,140
RTI Biologics, Inc. (a)	112,823	409,547
Sirona Dental Systems, Inc. (a)	140,139	9,952,672
Solta Medical, Inc. (a)	115,233	262,731
Staar Surgical Co. (a)	69,588	375,079
Stereotaxis, Inc. (a)(d)	11,645	25,386
Steris Corp.	153,593	5,990,127
SurModics, Inc. (a)	32,266	818,266
Symmetry Medical, Inc. (a)	93,411	974,277
Synergetics USA, Inc. (a)	65,159	346,646
Teleflex, Inc.	104,105	8,324,236
The Cooper Companies, Inc.	121,073	12,841,002
The Spectranetics Corp. (a)	93,141	1,690,509
Theragenics Corp. (a)	80,225	130,767
ThermoGenesis Corp. (a)	36,219	32,597
Thoratec Corp. (a)(d)	150,418	5,296,218
TranS1, Inc. (a)	31,931	69,929
Unilife Corp. (a)(d)	250,905	629,772
Urologix, Inc. (a)	5,053	3,386
Uroplasty, Inc. (a)	38,436	93,784
Utah Medical Products, Inc.	5,647	234,068
Vascular Solutions, Inc. (a)(d)	32,880	499,118
Vermillion, Inc. (a)	26,315	32,104
Vision Sciences, Inc. (a)(d)	22,011	23,992
Volcano Corp. (a)(d)	137,886	2,983,853
West Pharmaceutical Services, Inc.	86,644	5,235,030
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)(d)	116,793	$ 2,453,037
Zeltiq Aesthetics, Inc. (a)	39,478	159,096
		189,862,148
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	87,345	2,377,531
Accretive Health, Inc. (a)(d)	142,160	1,361,893
Adcare Health Systems, Inc.	10,908	48,759
Addus HomeCare Corp. (a)	22,321	196,648
Advocat, Inc. (d)	12,213	67,294
Air Methods Corp.	88,381	3,958,585
Alliance Healthcare Services, Inc. (a)	22,763	160,252
Almost Family, Inc.	17,026	350,565
Amedisys, Inc. (a)(d)	76,646	866,100
American CareSource Holdings, Inc. (a)	2,053	3,716
American Shared Hospital Services (a)	115	239
AMN Healthcare Services, Inc. (a)(d)	110,869	1,563,253
AmSurg Corp. (a)	82,424	2,489,205
Assisted Living Concepts, Inc. Class A	44,685	529,070
Bio-Reference Laboratories, Inc. (a)(d)	65,019	1,721,703
BioScrip, Inc. (a)	149,908	1,641,493
Brookdale Senior Living, Inc. (a)	248,627	6,881,995
Capital Senior Living Corp. (a)	68,963	1,586,149
CardioNet, Inc. (a)	56,333	140,269
Centene Corp. (a)	130,754	5,886,545
Chemed Corp.	53,951	4,164,478
Chindex International, Inc. (a)	33,922	371,446
Community Health Systems, Inc.	232,860	9,840,664
Corvel Corp. (a)	14,612	701,960
Cross Country Healthcare, Inc. (a)	74,123	422,501
Emeritus Corp. (a)	73,472	2,093,217
ExamWorks Group, Inc. (a)(d)	75,796	1,073,271
Five Star Quality Care, Inc. (a)	111,797	708,793
Gentiva Health Services, Inc. (a)	70,931	746,194
Hanger, Inc. (a)	89,928	2,667,264
HCA Holdings, Inc.	622,383	23,084,185
Health Management Associates, Inc. Class A (a)	656,011	7,209,561
Health Net, Inc. (a)	204,919	5,274,615
HealthSouth Corp. (a)(d)	243,240	5,866,949
Healthways, Inc. (a)	92,492	1,188,522
Henry Schein, Inc. (a)(d)	220,388	19,663,017
HMS Holdings Corp. (a)(d)	220,916	6,404,355
Hooper Holmes, Inc. (a)	128,551	64,147
InfuSystems Holdings, Inc. (a)	5,400	8,748
IPC The Hospitalist Co., Inc. (a)	43,764	1,824,959
Kindred Healthcare, Inc. (a)	140,026	1,578,093
Landauer, Inc.	24,048	1,411,858
LCA-Vision, Inc. (a)	49,197	142,179
LHC Group, Inc. (a)	40,565	824,281
LifePoint Hospitals, Inc. (a)	123,734	5,455,432
Magellan Health Services, Inc. (a)	69,977	3,608,014

	Shares	Value
MEDNAX, Inc. (a)	126,763	$ 10,853,448
Molina Healthcare, Inc. (a)(d)	77,587	2,475,801
MWI Veterinary Supply, Inc. (a)(d)	30,688	3,874,667
National Healthcare Corp.	33,268	1,542,637
National Research Corp.	7,753	440,991
NeoStem, Inc. (a)(d)	214,786	130,053
Omnicare, Inc.	274,636	10,232,937
Owens & Minor, Inc.	155,625	4,738,781
PDI, Inc. (a)	19,284	140,773
PharMerica Corp. (a)	75,146	1,076,842
Providence Service Corp. (a)	34,776	593,974
Psychemedics Corp.	15,744	189,400
RadNet, Inc. (a)	74,982	212,199
Select Medical Holdings Corp.	118,813	1,097,832
Sharps Compliance Corp. (a)	29,684	86,677
Skilled Healthcare Group, Inc. (a)(d)	74,963	436,285
SunLink Health Systems, Inc. (a)	19,190	13,241
Team Health Holdings, Inc. (a)	86,158	2,885,431
The Ensign Group, Inc.	45,486	1,424,622
Triple-S Management Corp. (a)	46,216	830,039
U.S. Physical Therapy, Inc.	27,554	678,379
Universal American Spin Corp.	106,211	885,800
Universal Health Services, Inc. Class B	225,201	13,036,886
Vanguard Health Systems, Inc. (a)	106,734	1,587,135
VCA Antech, Inc. (a)(d)	222,282	4,881,313
Wellcare Health Plans, Inc. (a)	110,227	6,303,882
		208,879,992
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	430,727	5,478,847
Arrhythmia Research Technology, Inc.	9,913	23,791
athenahealth, Inc. (a)(d)	90,283	8,467,643
Authentidate Holding Corp. (a)(d)	33,216	22,853
CollabRx, Inc. (a)	177	604
Computer Programs & Systems, Inc.	32,130	1,675,258
Epocrates, Inc. (a)	46,015	540,676
Greenway Medical Technologies (d)	34,410	545,399
HealthStream, Inc. (a)(d)	59,006	1,262,138
iCAD, Inc. (a)	22,614	123,246
MedAssets, Inc. (a)(d)	128,301	2,369,719
Medidata Solutions, Inc. (a)	61,697	3,215,648
Merge Healthcare, Inc. (a)(d)	198,185	485,553
Omnicell, Inc. (a)	104,307	1,879,612
Quality Systems, Inc.	93,934	1,739,658
Simulations Plus, Inc.	26,420	105,680
Streamline Health Solutions, Inc. (a)	17,735	98,784
Vocera Communications, Inc. (d)	14,002	369,233
		28,404,342
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(d)	42,778	224,585
Affymetrix, Inc. (a)(d)	186,657	759,694
Albany Molecular Research, Inc. (a)	52,930	427,674
Apricus Biosciences, Inc. (a)(d)	65,877	175,892
BG Medicine, Inc. (a)(d)	19,157	32,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bio-Rad Laboratories, Inc. Class A (a)	50,592	$ 6,232,934
Bioanalytical Systems, Inc. (a)(d)	4,772	7,444
BioClinica, Inc. (a)	30,779	222,840
Bruker BioSciences Corp. (a)	234,581	4,114,551
Cambrex Corp. (a)	73,010	840,345
Charles River Laboratories International, Inc. (a)	121,309	4,942,129
CombiMatrix Corp. (a)	203	757
Complete Genomics, Inc. (a)	74,375	232,794
Covance, Inc. (a)	145,451	9,685,582
Enzo Biochem, Inc. (a)	71,931	215,793
Fluidigm Corp. (a)(d)	49,302	850,953
Furiex Pharmaceuticals, Inc. (a)	30,575	1,133,110
Harvard Bioscience, Inc. (a)	57,605	331,229
Illumina, Inc. (a)(d)	314,033	15,742,474
Luminex Corp. (a)	115,050	1,942,044
Mettler-Toledo International, Inc. (a)(d)	77,223	16,433,054
Pacific Biosciences of California, Inc. (a)	117,048	269,210
PAREXEL International Corp. (a)	151,344	5,250,123
pSivida Corp. (a)(d)	55,999	120,398
PURE Bioscience, Inc. (a)(d)	26,193	17,811
Response Genetics, Inc. (a)	8,201	10,661
Sequenom, Inc. (a)(d)	324,864	1,335,191
Strategic Diagnostics, Inc. (a)	32,256	34,191
Techne Corp.	89,351	6,074,974
Virtualscopics, Inc. (a)	21,674	14,088
		77,675,475
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(d)	33,539	167,695
Acura Pharmaceuticals, Inc. (a)(d)	28,281	58,259
Akorn, Inc. (a)(d)	193,389	2,668,768
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	166,572
Alimera Sciences, Inc. (a)	16,534	49,602
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	276,749
Auxilium Pharmaceuticals, Inc. (a)	125,781	2,144,566
AVANIR Pharmaceuticals Class A (a)(d)	348,652	951,820
Biodel, Inc. (a)	20,123	54,936
Biodelivery Sciences International, Inc. (a)	71,558	269,774
BioSante Pharmaceuticals, Inc. (a)(d)	58,183	76,220
Cadence Pharmaceuticals, Inc. (a)(d)	134,049	656,840
Cempra, Inc.	24,510	159,805
Columbia Laboratories, Inc. (a)	152,776	94,293
Corcept Therapeutics, Inc. (a)(d)	163,339	266,243
Cornerstone Therapeutics, Inc. (a)	21,886	145,980
Cumberland Pharmaceuticals, Inc. (a)	32,551	142,573
DepoMed, Inc. (a)(d)	128,941	834,248
Durect Corp. (a)	192,572	215,681
Echo Therapeutics, Inc. (a)(d)	90,982	68,237
Endo Health Solutions, Inc. (a)	291,763	9,044,653
Endocyte, Inc. (a)	78,763	760,063

	Shares	Value
Heska Corp.	6,758	$ 54,807
Hi-Tech Pharmacal Co., Inc.	29,611	1,095,903
Horizon Pharma, Inc. (d)	101,692	214,570
Impax Laboratories, Inc. (a)	164,829	3,268,559
Jazz Pharmaceuticals PLC (a)(d)	119,184	6,934,125
Lannett Co., Inc. (a)	38,740	319,992
MAP Pharmaceuticals, Inc. (a)(d)	68,332	1,708,300
Nektar Therapeutics (a)(d)	302,419	2,803,424
NovaBay Pharmaceuticals, Inc. (a)	72,124	88,713
NuPathe, Inc. (a)(d)	56,740	185,540
Obagi Medical Products, Inc. (a)	38,431	518,050
Omeros Corp. (a)(d)	54,848	297,825
Optimer Pharmaceuticals, Inc. (a)(d)	124,619	1,510,382
Pacira Pharmaceuticals, Inc. (a)(d)	58,450	1,277,717
Pain Therapeutics, Inc.	81,649	239,232
Pernix Therapeutics Holdings, Inc. (a)(d)	16,867	100,527
Pozen, Inc. (a)	81,989	507,512
Questcor Pharmaceuticals, Inc. (d)	150,099	4,893,227
Repros Therapeutics, Inc. (a)(d)	38,258	449,532
Sagent Pharmaceuticals, Inc. (a)	30,621	502,184
Salix Pharmaceuticals Ltd. (a)	128,042	6,254,852
Santarus, Inc. (a)	124,722	1,655,061
SciClone Pharmaceuticals, Inc. (a)(d)	131,167	624,355
Somaxon Pharmaceuticals, Inc. (a)(d)	9,062	25,736
Sucampo Pharmaceuticals, Inc. Class A (a)	31,122	159,033
Supernus Pharmaceuticals, Inc. (a)(d)	40,527	310,437
The Medicines Company (a)	135,414	4,307,519
Transcept Pharmaceuticals, Inc. (a)	34,975	202,855
Ventrus Biosciences, Inc. (a)(d)	45,264	138,508
ViroPharma, Inc. (a)(d)	176,620	4,404,903
VIVUS, Inc. (a)(d)	256,380	2,748,394
Warner Chilcott PLC	445,274	6,015,652
XenoPort, Inc. (a)	106,787	815,853
Zoetis, Inc. Class A (d)	211,300	7,067,985
Zogenix, Inc. (a)(d)	158,950	297,237
		81,272,078
TOTAL HEALTH CARE		857,312,452
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
AAR Corp.	104,918	1,843,409
AeroVironment, Inc. (a)(d)	58,230	1,288,048
Alliant Techsystems, Inc.	88,425	5,818,365
American Science & Engineering, Inc.	23,785	1,487,514
API Technologies Corp. (a)	67,799	177,633
Ascent Solar Technologies, Inc. (a)(d)	112,670	73,236
Astronics Corp. (a)	27,943	769,830
Astrotech Corp. (a)	39,511	32,794
BE Aerospace, Inc. (a)	263,520	13,863,787
Breeze Industrial Products Corp. (a)	10,964	89,357
CPI Aerostructures, Inc. (a)	13,911	123,808
Cubic Corp.	43,040	1,796,490
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Curtiss-Wright Corp.	124,901	$ 4,335,314
DigitalGlobe, Inc. (a)	187,731	4,896,024
Ducommun, Inc. (a)	21,976	340,628
EDAC Technologies Corp. (a)(d)	23,390	357,867
Engility Holdings, Inc. (a)(d)	38,954	735,062
Esterline Technologies Corp. (a)	78,591	5,417,278
Exelis, Inc.	480,809	4,961,949
GenCorp, Inc. (non-vtg.) (a)(d)	150,086	1,808,536
HEICO Corp. Class A	108,929	3,627,336
Hexcel Corp. (a)	258,459	7,043,008
Huntington Ingalls Industries, Inc.	124,561	5,983,910
Innovative Solutions & Support, Inc.	13,417	61,450
KEYW Holding Corp. (a)(d)	62,569	907,251
Kratos Defense & Security Solutions, Inc. (a)	125,424	530,544
LMI Aerospace, Inc. (a)	26,052	577,052
Moog, Inc. Class A (a)(d)	117,980	5,304,381
National Presto Industries, Inc. (d)	11,507	874,417
Orbital Sciences Corp. (a)	153,534	2,269,233
SIFCO Industries, Inc.	1,004	16,104
Sparton Corp. (a)	27,651	396,515
Spirit AeroSystems Holdings, Inc. Class A (a)	289,178	5,034,589
Sypris Solutions, Inc.	19,374	80,208
Taser International, Inc. (a)(d)	148,024	1,102,779
Teledyne Technologies, Inc. (a)	97,975	7,209,001
TransDigm Group, Inc.	113,937	16,217,793
Triumph Group, Inc.	125,378	9,203,999
		116,656,499
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	814,857
Atlas Air Worldwide Holdings, Inc. (a)	67,651	3,192,451
Echo Global Logistics, Inc. (a)	37,459	698,610
Forward Air Corp.	75,798	2,859,101
Hub Group, Inc. Class A (a)	88,813	3,350,914
Pacer International, Inc. (a)(d)	104,856	435,152
Park-Ohio Holdings Corp. (a)	19,844	403,627
Radiant Logistics, Inc. (a)(d)	37,185	80,320
UTI Worldwide, Inc.	270,943	4,126,462
XPO Logistics, Inc. (a)(d)	44,583	776,636
		16,738,130
Airlines - 1.0%
Alaska Air Group, Inc. (a)	177,402	9,145,073
Allegiant Travel Co.	44,093	3,540,227
Delta Air Lines, Inc. (a)	2,154,418	30,743,545
Hawaiian Holdings, Inc. (a)	198,497	1,123,493
JetBlue Airways Corp. (a)(d)	542,876	3,289,829
Republic Airways Holdings, Inc. (a)	96,210	905,336
SkyWest, Inc.	136,727	1,914,178
Spirit Airlines, Inc. (a)	117,043	2,370,121

	Shares	Value
United Continental Holdings, Inc. (a)(d)	848,247	$ 22,656,677
US Airways Group, Inc. (a)(d)	408,105	5,480,850
		81,169,329
Building Products - 0.9%
A.O. Smith Corp. (d)	97,665	6,985,977
AAON, Inc.	52,998	1,275,132
Ameresco, Inc. Class A (a)	37,825	314,326
American Woodmark Corp. (a)	23,542	755,698
Apogee Enterprises, Inc.	75,723	1,952,896
Armstrong World Industries, Inc.	55,055	2,814,962
Builders FirstSource, Inc. (a)(d)	140,285	848,724
Fortune Brands Home & Security, Inc. (a)	411,448	14,215,528
Gibraltar Industries, Inc. (a)	77,978	1,337,323
Griffon Corp.	118,467	1,335,123
Insteel Industries, Inc.	42,106	669,064
Lennox International, Inc.	121,219	7,160,406
NCI Building Systems, Inc. (a)	46,116	753,997
Nortek, Inc. (a)	38,111	2,741,705
Owens Corning (a)	297,245	11,536,078
Patrick Industries, Inc. (a)	26,243	347,982
PGT, Inc. (a)	39,408	227,384
Quanex Building Products Corp.	100,861	2,008,143
Simpson Manufacturing Co. Ltd.	103,993	3,026,196
Trex Co., Inc. (a)	41,611	1,965,704
Universal Forest Products, Inc.	48,657	1,974,501
USG Corp. (a)(d)	227,717	6,426,174
		70,673,023
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	14,209	173,492
ABM Industries, Inc.	133,763	3,036,420
ACCO Brands Corp. (d)	281,333	2,109,998
Acme United Corp.	1,357	16,963
Acorn Energy, Inc. (d)	65,930	429,204
Amrep Corp. (a)	2,187	19,005
ARC Document Solutions, Inc. (a)	75,972	170,937
Avalon Holdings Corp. Class A (a)	128	516
Casella Waste Systems, Inc. Class A (a)	82,726	387,158
CECO Environmental Corp.	12,938	139,730
Cenveo, Inc. (a)(d)	149,628	314,219
Clean Harbors, Inc. (a)(d)	133,807	6,891,061
Command Security Corp. (a)	4,127	8,254
CompX International, Inc. Class A	729	10,301
Consolidated Graphics, Inc. (a)	28,556	1,102,262
Copart, Inc. (a)	283,802	9,689,000
Corrections Corp. of America	249,536	9,569,706
Courier Corp.	28,388	356,269
Covanta Holding Corp.	329,974	6,454,291
Deluxe Corp.	131,004	5,198,239
Ecology & Environment, Inc. Class A	5,634	71,834
EnergySolutions, Inc. (a)	216,256	804,472
EnerNOC, Inc. (a)(d)	58,407	963,131
Ennis, Inc.	62,398	977,153
Food Technology Service, Inc. (a)	11,431	57,955
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Fuel Tech, Inc. (a)	72,552	$ 321,405
G&K Services, Inc. Class A	46,590	1,941,405
Healthcare Services Group, Inc.	174,544	4,206,510
Heritage-Crystal Clean, Inc. (a)	21,398	315,621
Herman Miller, Inc.	148,937	3,574,488
HNI Corp.	119,118	3,759,364
Hudson Technologies, Inc. (a)(d)	28,458	123,792
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	38,529
InnerWorkings, Inc. (a)(d)	95,061	1,404,051
Interface, Inc.	147,065	2,692,760
Intersections, Inc.	42,827	449,255
KAR Auction Services, Inc.	206,771	4,387,681
Kimball International, Inc. Class B (d)	72,750	670,028
Knoll, Inc.	116,160	1,977,043
McGrath RentCorp.	56,348	1,661,703
Metalico, Inc. (a)	92,179	151,174
Mine Safety Appliances Co.	81,018	3,795,693
Mobile Mini, Inc. (a)(d)	96,079	2,586,447
Multi-Color Corp.	31,465	759,250
NL Industries, Inc.	19,361	247,821
Performant Financial Corp. (d)	28,168	373,226
Perma-Fix Environmental Services, Inc. (a)	121,671	110,721
Quad/Graphics, Inc. (d)	71,598	1,557,257
R.R. Donnelley & Sons Co. (d)	468,813	4,894,408
Rollins, Inc.	179,548	4,400,721
Schawk, Inc. Class A	27,510	296,008
Standard Parking Corp. (a)	32,024	664,658
Standard Register Co.	38,184	20,238
Steelcase, Inc. Class A	202,661	2,867,653
Swisher Hygiene, Inc. (Canada) (a)(d)	280,336	395,273
Team, Inc. (a)	47,239	2,071,903
Tetra Tech, Inc. (a)	166,530	4,806,056
The Brink's Co.	122,492	3,239,913
TMS International Corp. (a)	32,866	452,893
TRC Companies, Inc. (a)	38,382	247,180
Unifirst Corp. Massachusetts	36,491	3,048,458
United Stationers, Inc.	100,653	3,643,639
US Ecology, Inc.	55,220	1,373,321
Versar, Inc. (a)	11,390	51,483
Viad Corp.	54,545	1,497,806
Virco Manufacturing Co. (a)	4,818	12,575
Waste Connections, Inc.	314,949	10,774,405
		130,815,385
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	271,572	8,231,347
Aegion Corp. (a)(d)	104,477	2,510,582
Argan, Inc.	22,538	377,061
Comfort Systems USA, Inc.	92,893	1,159,305
Dycom Industries, Inc. (a)	99,803	2,090,873

	Shares	Value
EMCOR Group, Inc.	165,518	$ 6,384,029
Foster Wheeler AG (a)	276,637	6,655,886
Furmanite Corp. (a)	78,211	466,920
Goldfield Corp.	60,575	226,551
Granite Construction, Inc.	92,482	2,875,265
Great Lakes Dredge & Dock Corp.	138,854	1,353,827
Integrated Electrical Services, Inc. (a)	10,323	59,873
KBR, Inc.	375,620	11,415,092
Layne Christensen Co. (a)	45,631	1,003,426
MasTec, Inc. (a)(d)	175,283	5,274,265
Michael Baker Corp.	16,454	398,845
MYR Group, Inc. (a)	49,455	1,147,851
Northwest Pipe Co. (a)	22,062	526,841
Orion Marine Group, Inc. (a)	67,799	645,446
Pike Electric Corp.	54,412	758,503
Primoris Services Corp.	107,760	2,020,500
Sterling Construction Co., Inc. (a)	38,185	431,491
Tutor Perini Corp. (a)	94,915	1,614,504
UniTek Global Services, Inc. (a)	33,766	118,856
URS Corp.	194,840	8,233,938
Willdan Group, Inc. (a)	13,349	27,766
		66,008,843
Electrical Equipment - 1.3%
Active Power, Inc. (a)	47,662	217,815
Acuity Brands, Inc.	107,141	7,299,516
Allied Motion Technologies, Inc.	14,531	101,717
Altair Nanotechnologies, Inc. (a)(d)	24,072	49,588
American Superconductor Corp. (a)(d)	110,038	318,010
AMETEK, Inc.	618,657	25,878,422
AZZ, Inc.	65,095	2,907,143
Babcock & Wilcox Co.	299,258	8,085,951
Belden, Inc.	114,999	5,791,350
Brady Corp. Class A	110,764	3,771,514
Broadwind Energy, Inc. (a)	35,083	118,230
Capstone Turbine Corp. (a)(d)	859,748	833,956
Coleman Cable, Inc.	32,333	320,420
Digital Power Corp. (a)	4,959	3,422
Ecotality, Inc. (a)(d)	41,249	31,349
Encore Wire Corp.	50,532	1,651,891
EnerSys (a)	130,936	5,352,664
Enphase Energy, Inc. (d)	24,560	121,081
Espey Manufacturing & Electronics Corp.	2,487	64,165
Franklin Electric Co., Inc.	58,175	3,785,447
FuelCell Energy, Inc. (a)(d)	326,527	346,119
Generac Holdings, Inc. (d)	74,996	2,583,612
General Cable Corp. (a)(d)	121,987	4,018,252
Global Power Equipment Group, Inc. (d)	37,928	636,432
GrafTech International Ltd. (a)(d)	333,761	2,466,494
Hubbell, Inc. Class B	133,286	12,383,602
II-VI, Inc. (a)(d)	141,517	2,452,490
Lime Energy Co. (a)(d)	31,271	23,766
LSI Industries, Inc.	51,035	351,631
MagneTek, Inc. (a)	6,645	83,063
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ocean Power Technologies, Inc. (a)(d)	24,836	$ 48,927
Orion Energy Systems, Inc. (a)	65,072	182,852
Plug Power, Inc. (a)(d)	70,828	12,041
Polypore International, Inc. (a)(d)	120,764	4,622,846
Powell Industries, Inc. (a)(d)	28,189	1,640,882
PowerSecure International, Inc. (a)	41,535	350,971
Preformed Line Products Co.	7,217	511,108
Regal-Beloit Corp.	110,846	8,566,179
Revolution Lighting Technologies, Inc. (a)	32,997	33,987
SL Industries, Inc.	9,878	187,089
SolarCity Corp. (d)	32,926	596,290
Thermon Group Holdings, Inc. (a)(d)	42,206	865,223
Ultralife Corp. (a)	43,594	165,657
Universal Security Instruments, Inc. (a)	4,000	16,720
Vicor Corp. (a)	52,357	276,445
Zbb Energy Corp. (a)(d)	174,198	54,001
		110,180,330
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	160,567	10,897,682
Raven Industries, Inc.	95,542	2,697,151
Seaboard Corp.	896	2,556,279
		16,151,112
Machinery - 3.9%
Accuride Corp. (a)	109,296	442,649
Actuant Corp. Class A (d)	193,653	5,888,988
Adept Technology, Inc. (a)	2,678	7,980
AGCO Corp.	244,503	12,587,014
Alamo Group, Inc.	22,876	818,503
Albany International Corp. Class A	75,138	2,145,941
Altra Holdings, Inc.	71,338	1,836,240
American Railcar Industries, Inc.	22,404	977,711
Ampco-Pittsburgh Corp. (d)	25,813	482,961
Art's-Way Manufacturing Co., Inc.	9,831	66,851
Astec Industries, Inc.	56,072	1,996,724
Barnes Group, Inc.	118,006	3,140,140
Blount International, Inc. (a)	122,631	1,848,049
Briggs & Stratton Corp.	124,900	3,055,054
Cascade Corp.	25,406	1,632,336
Chart Industries, Inc. (a)	78,179	5,672,668
Chicago Rivet & Machine Co.	772	16,529
CIRCOR International, Inc.	43,123	1,797,367
CLARCOR, Inc.	129,228	6,589,336
Colfax Corp. (a)(d)	167,438	7,266,809
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	1,234,706
Commercial Vehicle Group, Inc. (a)	67,579	533,874
Crane Co.	119,466	6,424,881
Donaldson Co., Inc.	347,229	12,510,661
Douglas Dynamics, Inc.	51,117	726,884
Dynamic Materials Corp.	39,486	667,313

	Shares	Value
Eastern Co.	11,293	$ 187,803
Energy Recovery, Inc. (a)	100,626	495,080
EnPro Industries, Inc. (a)(d)	60,790	2,828,559
ESCO Technologies, Inc.	69,853	2,833,238
ExOne Co. (d)	13,500	367,065
Federal Signal Corp. (a)	176,519	1,376,848
Flow International Corp. (a)	102,629	380,754
FreightCar America, Inc.	47,091	990,324
Gardner Denver, Inc.	128,070	9,091,689
Gorman-Rupp Co.	40,313	1,162,627
Graco, Inc.	150,898	8,767,174
Graham Corp.	27,199	633,465
Greenbrier Companies, Inc. (a)(d)	60,820	1,231,605
Hardinge, Inc.	25,807	337,556
Harsco Corp.	199,789	4,790,940
Hurco Companies, Inc. (a)	14,365	403,944
Hyster-Yale Materials Handling Class A	24,122	1,235,770
IDEX Corp. (d)	207,153	10,550,302
ITT Corp.	227,680	5,994,814
John Bean Technologies Corp.	65,566	1,208,381
Kadant, Inc.	25,872	635,158
Kaydon Corp.	86,633	2,166,691
Kennametal, Inc.	201,189	8,144,131
Key Technology, Inc. (a)	12,346	151,856
L.B. Foster Co. Class A	22,446	991,215
Lincoln Electric Holdings, Inc.	211,800	11,871,390
Lindsay Corp. (d)	33,391	2,853,261
Lydall, Inc. (a)	38,154	574,599
Manitex International, Inc. (a)	28,579	273,787
Manitowoc Co., Inc.	333,099	6,168,993
Meritor, Inc. (a)(d)	237,010	1,042,844
Met-Pro Corp.	50,167	494,647
MFRI, Inc. (a)	13,428	98,696
Middleby Corp. (a)(d)	48,323	7,215,107
Miller Industries, Inc.	29,446	468,780
Mueller Industries, Inc.	72,087	3,833,587
Mueller Water Products, Inc. Class A	422,513	2,374,523
Navistar International Corp. (a)(d)	201,765	5,009,825
NN, Inc. (a)(d)	36,484	315,951
Nordson Corp.	145,604	9,231,294
Omega Flex, Inc.	5,411	75,375
Oshkosh Truck Corp. (a)	232,350	8,959,416
PMFG, Inc. (a)	42,899	290,426
Proto Labs, Inc.	23,157	1,076,569
RBC Bearings, Inc. (a)(d)	57,106	2,846,163
Rexnord Corp.	69,892	1,423,700
Sauer-Danfoss, Inc.	30,572	1,654,557
SPX Corp.	128,848	10,373,552
Standex International Corp.	30,898	1,662,930
Sun Hydraulics Corp.	65,494	1,826,628
Taylor Devices, Inc. (a)	3,820	33,616
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	387,224
Tennant Co.	48,857	2,280,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)(d)	281,812	$ 9,246,252
The L.S. Starrett Co. Class A	14,574	159,877
Timken Co.	200,975	10,916,962
Titan International, Inc. (d)	124,067	2,619,054
Toro Co.	154,434	6,964,973
TriMas Corp. (a)	86,923	2,493,821
Trinity Industries, Inc.	196,546	8,498,649
Twin Disc, Inc. (d)	18,379	439,258
Valmont Industries, Inc.	58,823	9,267,564
Wabash National Corp. (a)(d)	208,685	1,990,855
WABCO Holdings, Inc. (a)	159,774	10,979,669
Wabtec Corp.	120,765	11,809,609
Watts Water Technologies, Inc. Class A	71,561	3,359,073
Woodward, Inc.	157,581	5,898,257
WSI Industries, Inc.	5,668	38,769
		316,725,396
Marine - 0.2%
Baltic Trading Ltd.	60,265	221,775
Eagle Bulk Shipping, Inc. (a)(d)	42,249	81,963
Genco Shipping & Trading Ltd. (a)(d)	81,839	210,326
International Shipholding Corp.	22,466	411,352
Kirby Corp. (a)(d)	140,406	10,668,048
Matson, Inc.	108,614	2,792,466
Rand Logistics, Inc. (a)(d)	27,482	156,647
		14,542,577
Professional Services - 1.4%
Acacia Research Corp. (a)	126,439	3,535,234
Advisory Board Co. (a)	89,552	4,550,137
Barrett Business Services, Inc.	16,947	740,245
CBIZ, Inc. (a)(d)	118,229	751,936
CDI Corp.	25,347	417,212
Corporate Executive Board Co.	85,868	4,648,894
CRA International, Inc. (a)	23,173	512,355
CTPartners Executive Search, Inc. (a)	10,063	37,736
DLH Holdings Corp. (a)	2,300	2,530
Dolan Co. (a)	73,005	212,445
Exponent, Inc.	32,601	1,638,852
Franklin Covey Co. (a)	35,617	492,227
FTI Consulting, Inc. (a)	106,450	3,698,073
GP Strategies Corp. (a)	42,212	911,357
Heidrick & Struggles International, Inc.	40,267	547,631
Hill International, Inc. (a)	70,728	241,182
Hudson Global, Inc. (a)	67,394	248,010
Huron Consulting Group, Inc. (a)	58,019	2,273,765
ICF International, Inc. (a)	49,938	1,235,466
IHS, Inc. Class A (a)	133,202	14,152,713
Innovaro, Inc. (a)(d)	10,333	1,808
Insperity, Inc.	58,666	1,663,181
Kelly Services, Inc. Class A (non-vtg.)	67,625	1,194,258
Kforce, Inc.	104,013	1,512,349

	Shares	Value
Korn/Ferry International (a)	120,823	$ 2,236,434
Lightbridge Corp. (a)	24,428	52,520
Luna Innovations, Inc. (a)	26,569	31,086
Manpower, Inc.	200,859	10,966,901
Mastech Holdings, Inc.	2,512	18,815
MISTRAS Group, Inc. (a)	39,766	813,215
National Technical Systems, Inc. (a)	1,200	9,576
Navigant Consulting, Inc. (a)	130,349	1,659,343
Nielsen Holdings B.V.	417,729	14,073,290
Odyssey Marine Exploration, Inc. (a)(d)	151,557	530,450
On Assignment, Inc. (a)(d)	113,398	2,478,880
Pendrell Corp. (a)(d)	419,705	600,178
RCM Technologies, Inc.	26,829	151,852
Resources Connection, Inc.	100,946	1,232,551
RPX Corp. (a)	57,399	680,178
Spherix, Inc. (a)	26	301
Towers Watson & Co.	146,014	9,720,152
TrueBlue, Inc. (a)	98,909	1,917,846
Verisk Analytics, Inc. (a)	371,249	21,725,491
VSE Corp.	9,167	210,016
WageWorks, Inc. (a)	22,582	533,161
		114,861,832
Road & Rail - 1.4%
AMERCO	19,305	2,909,457
Arkansas Best Corp.	60,483	697,974
Avis Budget Group, Inc. (a)(d)	261,009	6,099,780
Celadon Group, Inc.	66,150	1,318,370
Con-way, Inc.	138,902	4,882,405
Covenant Transport Group, Inc. Class A (a)	20,231	120,374
Frozen Food Express Industries, Inc. (a)	33,709	57,305
Genesee & Wyoming, Inc. Class A (a)	108,963	9,754,368
Heartland Express, Inc. (d)	171,278	2,324,242
Hertz Global Holdings, Inc. (a)(d)	760,586	15,173,691
J.B. Hunt Transport Services, Inc. (d)	230,907	16,052,655
Kansas City Southern	278,771	28,705,050
Knight Transportation, Inc.	147,277	2,306,358
Landstar System, Inc.	116,498	6,557,672
Marten Transport Ltd.	61,356	1,270,069
Old Dominion Freight Lines, Inc. (a)	186,709	6,712,189
P.A.M. Transportation Services, Inc.	12,026	123,387
Patriot Transportation Holding, Inc. (a)	15,144	411,614
Quality Distribution, Inc. (a)	56,949	449,328
Roadrunner Transportation Systems, Inc. (a)	39,403	897,600
Saia, Inc. (a)	38,313	1,230,997
Swift Transporation Co. (a)	209,816	2,838,810
Universal Truckload Services, Inc.	18,107	330,272
USA Truck, Inc. (a)	17,441	86,159
Werner Enterprises, Inc.	113,761	2,618,778
YRC Worldwide, Inc. (a)(d)	32,458	198,968
Zipcar, Inc. (a)	65,085	795,990
		114,923,862
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
Aceto Corp.	75,715	$ 788,193
AeroCentury Corp. (a)	740	11,840
Air Lease Corp. Class A (d)	173,320	4,709,104
Aircastle Ltd.	140,239	1,889,019
Applied Industrial Technologies, Inc.	104,833	4,550,801
Beacon Roofing Supply, Inc. (a)(d)	118,502	4,372,724
BlueLinx Corp. (a)(d)	34,870	101,820
BlueLinx Corp. rights (a)	34,870	14,626
CAI International, Inc. (a)	38,758	1,069,721
DXP Enterprises, Inc. (a)	33,811	2,103,044
Edgen Group, Inc. Class A	69,427	556,805
Erickson Air-Crane, Inc.	9,487	126,367
Essex Rental Corp. (a)(d)	27,827	112,978
GATX Corp.	116,755	5,820,237
H&E Equipment Services, Inc. (d)	78,968	1,536,717
Houston Wire & Cable Co.	39,527	460,094
Kaman Corp.	68,438	2,388,486
Lawson Products, Inc.	23,255	331,151
MRC Global, Inc.	57,366	1,762,284
MSC Industrial Direct Co., Inc. Class A	117,551	10,029,451
Rush Enterprises, Inc. Class A (a)(d)	86,575	2,121,088
TAL International Group, Inc.	78,794	3,392,082
Textainer Group Holdings Ltd.	56,757	2,295,253
Titan Machinery, Inc. (a)(d)	43,138	1,218,649
Transcat, Inc. (a)	4,695	29,860
United Rentals, Inc. (a)(d)	233,599	12,476,523
Watsco, Inc.	76,098	5,925,751
WESCO International, Inc. (a)(d)	111,012	8,203,787
Willis Lease Finance Corp. (a)	19,324	290,053
		78,688,508
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	59,559	810,002
TOTAL INDUSTRIALS		1,248,944,828
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)(d)	146,106	4,263,373
ADTRAN, Inc. (d)	161,172	3,600,582
Alliance Fiber Optic Products, Inc.	9,905	109,747
Ambient Corp. (a)(d)	4,086	11,032
American Electric Technologies, Inc. (a)	1,200	5,988
Anaren, Inc. (a)	53,781	1,040,662
Arris Group, Inc. (a)(d)	275,521	4,780,289
Aruba Networks, Inc. (a)(d)	276,504	6,890,480
Aviat Networks, Inc. (a)	141,125	502,405
Aware, Inc.	7,727	38,635
Bel Fuse, Inc. Class B (non-vtg.)	23,302	388,211
Black Box Corp.	57,867	1,403,853

	Shares	Value
Brocade Communications Systems, Inc. (a)	1,157,149	$ 6,491,606
CalAmp Corp. (a)	65,195	713,885
Calix Networks, Inc. (a)(d)	75,213	644,575
Ciena Corp. (a)(d)	247,836	3,777,021
Clearfield, Inc. (a)	20,779	114,908
ClearOne, Inc. (a)	5,738	37,240
Communications Systems, Inc.	7,926	84,808
Comtech Telecommunications Corp.	62,000	1,660,360
Dialogic, Inc. (a)	8,251	17,080
Digi International, Inc. (a)	59,093	582,657
EchoStar Holding Corp. Class A (a)	114,498	4,332,604
EMCORE Corp. (a)(d)	83,286	485,557
Emulex Corp. (a)	242,671	1,565,228
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,019,596
Finisar Corp. (a)(d)	234,487	3,435,235
Globecomm Systems, Inc. (a)(d)	50,981	618,909
Harmonic, Inc. (a)	368,487	2,096,691
Infinera Corp. (a)(d)	276,140	1,792,149
InterDigital, Inc.	107,858	4,788,895
Ixia (a)(d)	132,326	2,683,571
KVH Industries, Inc. (a)(d)	38,479	512,540
Lantronix, Inc. (a)	2,994	5,898
Loral Space & Communications Ltd.	31,853	1,855,119
Meru Networks, Inc. (a)(d)	34,816	155,628
NETGEAR, Inc. (a)	98,312	3,347,524
NumereX Corp. Class A (a)	22,215	273,022
Oclaro, Inc. (a)(d)	193,484	257,334
Oplink Communications, Inc. (a)	41,842	642,693
Optical Cable Corp.	11,466	46,323
Palo Alto Networks, Inc. (d)	84,383	5,158,333
Parkervision, Inc. (a)(d)	198,476	791,919
PC-Tel, Inc.	41,380	286,350
Performance Technologies, Inc. (a)	4,304	4,007
Plantronics, Inc.	110,217	4,448,358
Polycom, Inc. (a)	433,677	3,950,797
Procera Networks, Inc. (a)	56,021	655,446
Relm Wireless Corp. (a)	22,872	49,632
Riverbed Technology, Inc. (a)	405,439	6,195,108
Ruckus Wireless, Inc. (d)	20,502	437,923
ShoreTel, Inc. (a)(d)	146,587	595,143
Sonus Networks, Inc. (a)	711,127	1,742,261
Sycamore Networks, Inc. (d)	78,342	178,620
Symmetricom, Inc. (a)	84,462	417,242
Technical Communications Corp.	2,835	11,822
Tellabs, Inc.	876,094	1,778,471
Telular Corp.	34,165	340,283
Tessco Technologies, Inc.	20,333	462,982
Ubiquiti Networks, Inc. (d)	28,412	391,233
ViaSat, Inc. (a)(d)	102,613	4,818,706
Westell Technologies, Inc. Class A (a)	132,720	241,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Zhone Technologies, Inc. (a)	52,950	$ 47,126
Zoom Technologies, Inc. (a)(d)	47,286	34,046
		100,111,271
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	188,076	6,951,289
Avid Technology, Inc. (a)(d)	74,098	513,499
Concurrent Computer Corp.	10,743	75,094
Cray, Inc. (a)	92,594	1,791,694
Crossroads Systems, Inc. (a)	24,612	39,379
Datalink Corp. (a)	37,984	394,274
Dataram Corp. (a)	23,649	8,041
Diebold, Inc.	165,548	4,675,076
Dot Hill Systems Corp. (a)	105,073	136,595
Electronics for Imaging, Inc. (a)	119,049	2,745,270
Fusion-io, Inc. (a)(d)	178,187	3,007,797
Hauppauge Digital, Inc. (a)	28,370	23,547
Hutchinson Technology, Inc. (a)(d)	81,684	231,166
iGO, Inc. (a)	5,749	18,109
Imation Corp. (a)	76,999	262,567
Immersion Corp. (a)(d)	76,301	510,454
Intermec, Inc. (a)	138,904	1,375,150
Interphase Corp. (a)	11,825	25,897
Intevac, Inc. (a)	55,110	263,426
Lexmark International, Inc. Class A	163,360	3,597,187
NCR Corp. (a)	402,068	11,089,035
Novatel Wireless, Inc. (a)	94,259	204,542
OCZ Technology Group, Inc. (a)(d)	152,118	263,164
Overland Storage, Inc. (a)	57,061	63,908
QLogic Corp. (a)	236,741	2,694,113
Quantum Corp. (a)(d)	702,910	885,667
Rimage Corp.	32,359	220,688
Silicon Graphics International Corp. (a)(d)	85,074	1,280,364
STEC, Inc. (a)	87,553	422,005
Super Micro Computer, Inc. (a)(d)	69,717	815,689
Synaptics, Inc. (a)(d)	84,688	2,943,755
Transact Technologies, Inc.	18,832	148,773
USA Technologies, Inc. (a)(d)	79,221	194,091
Xplore Technologies Corp. (a)	5,105	18,582
		47,889,887
Electronic Equipment & Components - 2.0%
ADDvantage Technologies Group, Inc. (a)	11,928	26,838
Advanced Photonix, Inc. Class A (a)	41,087	16,846
Aeroflex Holding Corp. (a)	62,535	578,449
Agilysys, Inc. (a)	46,798	431,010
Anixter International, Inc.	63,144	4,351,884
Arrow Electronics, Inc. (a)	268,414	10,776,822
Audience, Inc.	22,271	303,776
Avnet, Inc. (a)	347,141	12,257,549
AVX Corp.	155,839	1,835,783

	Shares	Value
Badger Meter, Inc.	45,332	$ 2,301,052
Benchmark Electronics, Inc. (a)	158,358	2,758,596
Checkpoint Systems, Inc. (a)(d)	94,410	1,119,703
ClearSign Combustion Corp. (a)	6,607	33,630
Cognex Corp.	105,565	4,348,222
Coherent, Inc.	59,994	3,465,253
CTS Corp.	70,681	692,674
CUI Global, Inc. (a)	116	636
Daktronics, Inc.	90,602	925,046
Digital Ally, Inc. (a)	4,790	19,687
Document Security Systems, Inc. (a)(d)	42,498	95,621
Dolby Laboratories, Inc. Class A (d)	120,829	3,852,029
DTS, Inc. (a)(d)	52,729	1,049,307
Dynasil Corp. of America (a)	9,408	8,279
Echelon Corp. (a)	68,729	180,757
Electro Rent Corp.	46,174	747,095
Electro Scientific Industries, Inc.	54,174	596,456
eMagin Corp.	60,537	192,508
Fabrinet (a)	61,256	1,005,211
FARO Technologies, Inc. (a)(d)	49,501	2,096,367
FEI Co.	98,125	6,215,238
Frequency Electronics, Inc.	13,041	132,888
Giga-Tronics, Inc. (a)	4,585	7,474
I. D. Systems Inc. (a)	33,896	213,884
Identive Group, Inc. (a)(d)	118,347	171,603
IEC Electronics Corp. (a)	18,101	110,778
Image Sensing Systems, Inc. (a)	2,863	15,374
Ingram Micro, Inc. Class A (a)	374,327	7,059,807
Insight Enterprises, Inc. (a)	117,199	2,252,565
Intelli-Check, Inc. (a)(d)	25,728	20,582
IntriCon Corp. (a)	1,667	7,802
InvenSense, Inc. (a)(d)	87,954	1,057,207
IPG Photonics Corp. (d)	75,217	4,459,616
Iteris, Inc. (a)	52,448	91,784
Itron, Inc. (a)	100,179	4,214,531
KEMET Corp. (a)	129,653	838,855
KEY Tronic Corp. (a)	21,607	229,682
LGL Group, Inc. (a)	3,009	16,128
LightPath Technologies, Inc. Class A (a)	1,150	934
Littelfuse, Inc.	54,992	3,638,821
LoJack Corp. (a)	47,516	142,548
LRAD Corp. (a)	62,271	72,234
Maxwell Technologies, Inc. (a)(d)	78,927	690,611
Measurement Specialties, Inc. (a)(d)	38,164	1,386,116
Mercury Systems, Inc. (a)(d)	74,095	507,551
Mesa Laboratories, Inc.	5,851	310,454
Methode Electronics, Inc. Class A	85,089	1,115,517
MicroVision, Inc. (a)(d)	38,532	65,890
MOCON, Inc.	7,499	107,761
MTS Systems Corp.	39,155	2,114,370
Multi-Fineline Electronix, Inc. (a)	21,997	336,114
Napco Security Technolgies, Inc. (a)	17,472	65,869
National Instruments Corp.	241,839	7,274,517
Neonode, Inc. (a)(d)	53,267	283,913
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
NetList, Inc. (a)(d)	52,442	$ 40,905
Newport Corp. (a)	100,909	1,649,862
OSI Systems, Inc. (a)	47,544	2,739,961
Par Technology Corp. (a)	27,309	125,075
Parametric Sound Corp. (a)(d)	4,660	54,941
Park Electrochemical Corp.	43,720	1,106,116
PC Connection, Inc.	44,665	640,496
PC Mall, Inc. (a)	19,862	141,020
Perceptron, Inc.	25,360	156,725
Planar Systems, Inc. (a)	44,256	85,414
Plexus Corp. (a)	91,021	2,217,272
Power-One, Inc. (a)(d)	309,551	1,318,687
Pulse Electronics Corp. (a)	91,084	35,341
RadiSys Corp. (a)	64,186	268,939
RealD, Inc. (a)(d)	124,761	1,452,218
Research Frontiers, Inc. (a)(d)	45,641	149,702
RF Industries Ltd.	13,982	80,397
Richardson Electronics Ltd.	36,856	440,798
Rofin-Sinar Technologies, Inc. (a)(d)	70,385	1,870,129
Rogers Corp. (a)	40,714	1,942,465
Sanmina Corp. (a)	230,139	2,356,623
ScanSource, Inc. (a)	72,619	2,179,296
Sigmatron International, Inc. (a)	762	4,496
Superconductor Technologies, Inc. (a)(d)	141,606	27,627
SYNNEX Corp. (a)(d)	61,037	2,327,341
Tech Data Corp. (a)	104,357	5,537,182
Trimble Navigation Ltd. (a)	319,749	19,002,683
TTM Technologies, Inc. (a)	122,204	1,002,073
Uni-Pixel, Inc. (a)(d)	21,829	515,164
Universal Display Corp. (a)(d)	104,153	3,268,321
Viasystems Group, Inc. (a)	12,420	176,116
Vishay Intertechnology, Inc. (a)(d)	363,544	4,795,145
Vishay Precision Group, Inc. (a)	27,407	385,068
Wayside Technology Group, Inc.	460	5,874
Wireless Ronin Technologies, Inc. (a)	11,934	51,078
Wireless Telecom Group, Inc. (a)	11,376	15,130
Zygo Corp. (a)	43,493	622,820
		160,084,604
Internet Software & Services - 2.4%
Active Network, Inc. (a)(d)	102,886	482,535
Angie's List, Inc. (a)(d)	85,462	1,457,982
AOL, Inc. (d)	213,767	7,888,002
Autobytel, Inc. (a)	18,975	86,526
Bankrate, Inc. (a)(d)	106,485	1,197,956
Bazaarvoice, Inc. (d)	84,138	588,966
Blucora, Inc. (a)	102,827	1,593,819
Bridgeline Digital, Inc. (a)(d)	24,241	34,422
Brightcove, Inc. (d)	28,586	180,092
BroadVision, Inc. (a)(d)	7,417	60,597
Carbonite, Inc. (a)(d)	42,143	413,844
comScore, Inc. (a)(d)	102,141	1,628,128

	Shares	Value
Constant Contact, Inc. (a)(d)	78,162	$ 1,104,429
Cornerstone OnDemand, Inc. (a)	79,215	2,682,220
CoStar Group, Inc. (a)(d)	70,366	7,088,671
Crexendo, Inc.	12,555	33,899
DealerTrack Holdings, Inc. (a)	114,747	3,383,889
Demand Media, Inc. (a)(d)	91,995	745,160
Demandware, Inc. (d)	19,741	522,149
Dice Holdings, Inc. (a)(d)	127,377	1,227,914
Digital River, Inc. (a)	90,961	1,295,285
E2open, Inc. (d)	11,778	232,733
EarthLink, Inc.	265,160	1,540,580
eGain Communications Corp. (a)	32,997	263,646
Equinix, Inc. (a)(d)	123,996	26,231,354
ExactTarget, Inc.	58,790	1,311,017
Facebook, Inc. Class A	1,400,725	38,169,756
FriendFinder Networks, Inc. (a)(d)	90,515	56,907
GlowPoint, Inc. (a)	51,449	82,318
IAC/InterActiveCorp	208,895	8,512,471
Internap Network Services Corp. (a)(d)	129,788	1,126,560
Internet Media Services, Inc. (a)	7,375	148
Internet Patents Corp.	283	1,090
IntraLinks Holdings, Inc. (a)	118,223	695,151
Inuvo, Inc. (a)	37,507	26,292
iPass, Inc. (a)	114,238	229,618
j2 Global, Inc.	119,133	4,250,665
Keynote Systems, Inc.	36,547	558,438
Limelight Networks, Inc. (a)(d)	135,298	286,832
LinkedIn Corp. (a)	171,873	28,905,601
Liquidity Services, Inc. (a)(d)	60,291	2,052,909
LivePerson, Inc. (a)(d)	124,882	1,807,043
Local Corp. (a)(d)	49,826	83,209
LogMeIn, Inc. (a)(d)	55,363	988,783
LookSmart Ltd. (a)	44,306	37,261
Marchex, Inc. Class B (d)	52,192	197,286
Market Leader, Inc. (a)	52,432	390,094
MeetMe, Inc. (a)(d)	65,453	168,214
Millennial Media, Inc.	34,351	321,869
Monster Worldwide, Inc. (a)(d)	297,066	1,520,978
Move, Inc. (a)	106,256	1,037,059
NIC, Inc. (d)	152,343	2,699,518
Onvia.com, Inc. (a)	2,326	8,676
OpenTable, Inc. (a)(d)	57,795	3,213,402
Perficient, Inc. (a)	85,096	985,412
QuinStreet, Inc. (a)(d)	73,086	418,783
Rackspace Hosting, Inc. (a)	277,030	15,474,896
RealNetworks, Inc. (a)	63,414	461,020
Reis, Inc. (a)	17,421	265,670
Responsys, Inc. (a)	76,743	619,316
Saba Software, Inc. (a)	73,699	644,129
SciQuest, Inc. (a)	44,604	854,167
Selectica, Inc. (a)	2,268	23,655
Spark Networks, Inc. (a)(d)	9,898	71,464
SPS Commerce, Inc. (a)	34,967	1,307,416
Stamps.com, Inc. (a)	52,541	1,281,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Support.com, Inc. (a)	144,855	$ 564,935
Synacor, Inc. (d)	22,818	75,071
TechTarget, Inc. (a)	30,780	149,591
TheStreet.com, Inc.	58,323	107,898
Travelzoo, Inc. (a)(d)	22,916	482,840
Trulia, Inc. (d)	14,706	350,591
United Online, Inc.	227,052	1,339,607
Unwired Planet, Inc. (a)(d)	210,780	423,668
ValueClick, Inc. (a)(d)	186,200	4,965,954
Vocus, Inc. (a)(d)	57,794	811,428
Web.com Group, Inc. (a)(d)	85,039	1,452,466
WebMD Health Corp. (a)	125,513	2,773,837
WebMediaBrands, Inc. (a)	5,114	8,285
World Energy Solutions, Inc. (a)	2,295	8,423
XO Group, Inc. (a)(d)	65,794	602,015
Yelp, Inc. (d)	41,494	920,752
Zix Corp. (a)	168,463	633,421
		198,782,148
IT Services - 2.1%
Acxiom Corp. (a)	190,484	3,468,714
Alliance Data Systems Corp. (a)(d)	124,842	19,811,177
Analysts International Corp. (a)	4,541	16,665
Booz Allen Hamilton Holding Corp. Class A (d)	105,968	1,356,390
Broadridge Financial Solutions, Inc.	303,552	6,966,518
CACI International, Inc. Class A (a)(d)	63,775	3,236,581
Cardtronics, Inc. (a)	115,286	3,038,939
Cass Information Systems, Inc.	23,141	989,278
Ciber, Inc. (a)	139,655	621,465
Computer Task Group, Inc. (d)	35,213	700,739
Convergys Corp. (d)	288,092	4,779,446
CoreLogic, Inc. (a)	261,395	6,772,744
CSG Systems International, Inc. (a)(d)	89,895	1,744,862
CSP, Inc.	3,555	24,174
DST Systems, Inc.	76,200	5,175,504
Dynamics Research Corp. (a)	25,485	150,616
Edgewater Technology, Inc. (a)	11,761	45,986
EPAM Systems, Inc.	33,126	694,983
Euronet Worldwide, Inc. (a)(d)	123,144	2,972,696
ExlService Holdings, Inc. (a)	67,087	2,030,723
FleetCor Technologies, Inc. (a)	105,409	7,358,602
Forrester Research, Inc.	32,652	896,624
Gartner, Inc. Class A (a)(d)	238,446	11,865,073
Genpact Ltd.	340,401	5,994,462
Global Cash Access Holdings, Inc. (a)	167,540	1,189,534
Global Payments, Inc.	201,841	9,730,755
Hackett Group, Inc.	102,623	475,144
Heartland Payment Systems, Inc.	94,656	2,943,802
Higher One Holdings, Inc. (a)(d)	83,069	742,637
iGate Corp. (a)	77,401	1,479,133
Information Services Group, Inc. (a)	46,725	62,612

	Shares	Value
Innodata, Inc. (a)	58,124	$ 202,853
Jack Henry & Associates, Inc.	214,047	9,358,135
Lender Processing Services, Inc.	211,663	5,198,443
Lionbridge Technologies, Inc. (a)	146,424	559,340
ManTech International Corp. Class A (d)	65,288	1,619,795
Mattersight Corp. (a)(d)	15,883	72,426
Maximus, Inc.	88,092	6,411,336
ModusLink Global Solutions, Inc. (a)	101,501	292,323
MoneyGram International, Inc. (a)	51,816	839,937
NCI, Inc. Class A (a)	29,120	146,474
NeuStar, Inc. Class A (a)(d)	169,803	7,445,862
Newtek Business Services, Inc. (a)	5,503	10,291
Official Payments Holdings, Inc. (a)	27,138	158,757
Online Resources Corp. (a)(d)	78,643	301,203
PFSweb, Inc. (a)	60,946	210,264
PRG-Schultz International, Inc. (a)	45,131	293,352
Rainmaker Systems, Inc. (a)	15,480	10,093
Sapient Corp. (a)	279,486	3,135,833
ServiceSource International, Inc. (a)	138,958	878,215
StarTek, Inc. (a)	22,269	111,790
Storage Engine, Inc. (a)	500	0
Sykes Enterprises, Inc. (a)	94,516	1,404,508
Syntel, Inc.	45,523	2,738,664
Teletech Holdings, Inc. (a)	95,903	1,794,345
The Management Network Group, Inc. (a)	2,929	10,222
Unisys Corp. (a)	108,006	2,481,978
Vantiv, Inc.	118,855	2,586,285
VeriFone Systems, Inc. (a)	272,349	5,166,461
Virtusa Corp. (a)	53,287	1,116,363
WEX, Inc. (a)(d)	99,841	7,489,073
WidePoint Corp. (a)	102,981	61,789
WPCS International, Inc. (a)(d)	38,998	15,209
		169,458,197
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	126,750	5,668,260
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	92,550	1,669,602
AEHR Test Systems (a)	9,000	8,100
Aetrium, Inc. (a)	6,743	5,057
Amkor Technology, Inc. (a)(d)	216,408	876,452
Amtech Systems, Inc. (a)(d)	19,914	79,457
ANADIGICS, Inc. (a)	156,061	329,289
Applied Micro Circuits Corp. (a)	210,775	1,675,661
Atmel Corp. (a)	1,129,746	7,682,273
ATMI, Inc. (a)	76,660	1,678,854
Axcelis Technologies, Inc. (a)	244,233	278,426
AXT, Inc. (a)	91,754	261,499
Brooks Automation, Inc.	168,253	1,701,038
BTU International, Inc. (a)	13,926	40,525
Cabot Microelectronics Corp. (d)	60,424	2,064,688
Cascade Microtech, Inc. (a)	15,468	110,287
Cavium, Inc. (a)	128,613	4,748,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	52,616	$ 796,080
Cirrus Logic, Inc. (a)(d)	167,840	4,034,874
Cohu, Inc.	53,812	541,349
Cree, Inc. (a)(d)	296,946	13,430,868
CVD Equipment Corp. (a)(d)	8,902	90,800
CyberOptics Corp. (a)	9,297	60,338
Cymer, Inc. (a)	79,116	7,822,990
Cypress Semiconductor Corp. (d)	376,336	3,962,818
DayStar Technologies, Inc. (a)	3,735	4,482
Diodes, Inc. (a)(d)	100,150	1,995,990
DSP Group, Inc. (a)	46,628	337,587
Entegris, Inc. (a)	357,751	3,402,212
Entropic Communications, Inc. (a)	218,133	961,967
Exar Corp. (a)	117,125	1,376,219
Fairchild Semiconductor International, Inc. (a)	311,027	4,435,245
FormFactor, Inc. (a)	119,495	599,865
GigOptix, Inc. (a)	52,290	57,519
GSI Technology, Inc. (a)	42,569	273,293
GT Advanced Technologies, Inc. (a)(d)	320,977	917,994
Hittite Microwave Corp. (a)(d)	77,384	5,016,031
Ikanos Communications, Inc. (a)	115,443	200,871
Inphi Corp. (a)	47,066	454,658
Integrated Device Technology, Inc. (a)	372,872	2,535,530
Integrated Silicon Solution, Inc. (a)(d)	60,108	510,918
Intermolecular, Inc. (a)	38,814	375,331
International Rectifier Corp. (a)(d)	185,703	3,903,477
Intersil Corp. Class A	336,120	2,853,659
Intest Corp.	34,005	114,937
IXYS Corp.	59,965	597,851
Kopin Corp. (a)(d)	153,988	495,841
Kulicke & Soffa Industries, Inc. (a)	219,474	2,374,709
Lattice Semiconductor Corp. (a)	288,100	1,348,308
LTX-Credence Corp. (a)	104,147	604,053
M/A-COM Technology Solutions, Inc.	36,240	587,088
Marvell Technology Group Ltd.	1,191,439	12,033,534
Mattson Technology, Inc. (a)(d)	136,613	168,034
Maxim Integrated Products, Inc.	731,782	22,816,963
MaxLinear, Inc. Class A (a)	55,325	325,311
MEMC Electronic Materials, Inc. (a)	570,025	2,821,624
MEMSIC, Inc. (a)	20,654	71,050
Micrel, Inc. (d)	106,931	1,124,914
Microsemi Corp. (a)	233,279	4,812,546
Mindspeed Technologies, Inc. (a)(d)	83,459	371,393
MKS Instruments, Inc.	138,930	3,770,560
Monolithic Power Systems, Inc. (d)	82,168	2,020,511
MoSys, Inc. (a)(d)	79,294	275,150
Nanometrics, Inc. (a)	47,327	698,073
NeoPhotonics Corp. (a)	37,763	189,570
NVE Corp. (a)(d)	11,458	606,816
Omnivision Technologies, Inc. (a)(d)	127,409	1,963,373

	Shares	Value
ON Semiconductor Corp. (a)(d)	1,102,007	$ 8,816,056
PDF Solutions, Inc. (a)	59,811	929,463
Peregrine Semiconductor Corp.	13,204	131,908
Pericom Semiconductor Corp. (a)	65,839	462,190
Photronics, Inc. (a)(d)	140,736	934,487
Pixelworks, Inc. (a)	35,295	85,414
PLX Technology, Inc. (a)	94,818	450,386
PMC-Sierra, Inc. (a)	528,027	3,426,895
Power Integrations, Inc.	76,690	3,206,409
QuickLogic Corp. (a)(d)	98,963	213,760
Rambus, Inc. (a)	282,588	1,593,796
RF Micro Devices, Inc. (a)	692,103	3,190,595
Rubicon Technology, Inc. (a)(d)	35,909	185,290
Rudolph Technologies, Inc. (a)(d)	80,303	884,939
Semtech Corp. (a)(d)	171,967	5,257,031
Sigma Designs, Inc. (a)	73,525	341,891
Silicon Image, Inc. (a)	188,435	868,685
Silicon Laboratories, Inc. (a)(d)	98,854	4,104,418
Skyworks Solutions, Inc. (a)	497,782	10,602,757
Spansion, Inc. Class A	142,425	1,674,918
Spire Corp. (a)	200	149
STR Holdings, Inc. (a)(d)	118,407	236,814
SunPower Corp. (a)(d)	103,185	1,211,392
Supertex, Inc.	23,977	541,640
Tessera Technologies, Inc.	137,632	2,455,355
TranSwitch Corp. (a)	48,274	40,063
TriQuint Semiconductor, Inc. (a)	408,220	1,918,634
Ultra Clean Holdings, Inc. (a)	64,500	380,550
Ultratech, Inc. (a)	70,372	2,883,845
Veeco Instruments, Inc. (a)(d)	104,674	3,340,147
Vitesse Semiconductor Corp. (a)(d)	78,832	164,759
Volterra Semiconductor Corp. (a)	67,755	1,040,039
		205,929,449
Software - 3.9%
Accelrys, Inc. (a)(d)	131,743	1,246,289
ACI Worldwide, Inc. (a)	99,576	4,561,577
Activision Blizzard, Inc.	1,075,164	15,374,845
Actuate Corp. (a)	117,367	705,376
Advent Software, Inc. (a)	77,474	2,029,819
American Software, Inc. Class A	56,018	457,107
ANSYS, Inc. (a)	235,955	17,885,389
Aspen Technology, Inc. (a)	236,103	7,262,528
Astea International, Inc. (a)	13,242	36,416
Asure Software, Inc. (a)	1,517	9,982
Blackbaud, Inc.	118,202	3,286,016
Bottomline Technologies, Inc. (a)(d)	97,921	2,656,597
BroadSoft, Inc. (a)	69,547	1,460,487
BSQUARE Corp. (a)	30,361	89,565
Cadence Design Systems, Inc. (a)(d)	717,690	10,162,490
Callidus Software, Inc. (a)(d)	116,069	504,900
Cinedigm Digital Cinema Corp. (a)	50,701	69,460
CommVault Systems, Inc. (a)	107,042	7,915,756
Compuware Corp. (a)	548,846	6,372,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Comverse, Inc.	54,668	$ 1,504,463
Concur Technologies, Inc. (a)(d)	113,580	7,973,316
Cover-All Technologies, Inc. (a)	2,815	3,406
Datawatch Corp. (a)	5,578	60,689
Digimarc Corp.	13,264	296,185
Ebix, Inc. (d)	82,847	1,328,037
Ellie Mae, Inc. (a)	34,300	696,290
Envivio, Inc. (d)	17,506	29,760
EPIQ Systems, Inc.	103,997	1,293,723
ePlus, Inc.	9,557	439,240
Evolving Systems, Inc.	12,044	80,695
FactSet Research Systems, Inc. (d)	101,287	9,854,212
Fair Isaac Corp.	90,000	3,990,600
FalconStor Software, Inc. (a)	86,450	232,551
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	335,650	8,116,017
Globalscape, Inc.	6,122	10,285
Glu Mobile, Inc. (a)(d)	116,341	264,094
GSE Systems, Inc. (a)	33,148	74,914
Guidance Software, Inc. (a)	25,308	248,271
Guidewire Software, Inc. (a)(d)	75,782	2,769,832
Imperva, Inc. (a)	28,729	1,048,609
Infoblox, Inc. (d)	102,456	2,160,797
Informatica Corp. (a)	275,904	9,659,399
Interactive Intelligence Group, Inc. (a)	39,218	1,631,861
Jive Software, Inc. (a)(d)	64,060	1,062,115
Majesco Entertainment Co. (a)	169,132	90,401
Manhattan Associates, Inc. (a)	59,488	4,155,832
Marlborough Software Development Holdings, Inc.	3,682	552
Mentor Graphics Corp.	240,557	4,260,264
MICROS Systems, Inc. (a)(d)	205,749	8,806,057
MicroStrategy, Inc. Class A (a)	21,893	2,230,459
Mitek Systems, Inc. (a)(d)	72,082	309,953
Monotype Imaging Holdings, Inc.	103,012	2,163,252
Motricity, Inc. (a)(d)	112,960	45,173
NetScout Systems, Inc. (a)	96,131	2,444,611
NetSol Technologies, Inc. (a)	16,096	186,392
NetSuite, Inc. (a)(d)	78,193	5,457,089
Nuance Communications, Inc. (a)(d)	634,615	11,683,262
Parametric Technology Corp. (a)	307,447	7,114,324
Park City Group, Inc. (a)	3,053	10,441
Peerless Systems Corp. (a)	15,698	50,234
Pegasystems, Inc.	43,949	1,203,763
Pervasive Software, Inc. (a)	25,547	233,755
Progress Software Corp. (a)	171,703	3,866,752
Proofpoint, Inc.	36,347	508,131
PROS Holdings, Inc. (a)	54,306	1,415,214
QAD, Inc. Class B	24,367	293,135
QLIK Technologies, Inc. (a)	189,518	4,927,468
Qualys, Inc.	18,211	215,982

	Shares	Value
RealPage, Inc. (a)(d)	96,465	$ 2,089,432
Rosetta Stone, Inc. (a)	28,088	325,259
Rovi Corp. (a)	268,338	4,773,733
SeaChange International, Inc. (a)	69,895	805,190
ServiceNow, Inc. (d)	29,503	957,962
Smith Micro Software, Inc. (a)	72,854	106,367
SolarWinds, Inc. (a)	156,443	8,832,772
Solera Holdings, Inc.	178,111	10,027,649
Sonic Foundry, Inc. (a)	2,194	15,139
Sourcefire, Inc. (a)(d)	78,325	4,200,570
Splunk, Inc. (d)	63,708	2,301,770
SS&C Technologies Holdings, Inc. (a)	104,155	2,636,163
Synchronoss Technologies, Inc. (a)(d)	71,953	2,170,822
Synopsys, Inc. (a)	381,214	13,353,926
Take-Two Interactive Software, Inc. (a)	233,028	3,411,530
Tangoe, Inc. (a)	82,180	1,123,401
TeleCommunication Systems, Inc. Class A (a)	110,511	255,280
TeleNav, Inc. (a)	41,916	298,023
TIBCO Software, Inc. (a)	398,718	8,552,501
TiVo, Inc. (a)(d)	322,529	3,996,134
Tyler Technologies, Inc. (a)	75,793	4,274,725
Ultimate Software Group, Inc. (a)(d)	68,452	6,726,778
Vasco Data Security International, Inc. (a)	64,183	530,793
Verint Systems, Inc. (a)	128,637	4,395,526
VirnetX Holding Corp. (a)(d)	105,277	3,708,909
VMware, Inc. Class A (a)(d)	217,274	15,606,791
Vringo, Inc. (a)(d)	112,758	342,784
Wave Systems Corp. Class A (a)(d)	226,143	199,006
Websense, Inc. (a)	91,565	1,372,559
Workday, Inc.	57,322	3,169,333
Zynga, Inc. (a)(d)	1,225,343	4,153,913
		313,303,298
TOTAL INFORMATION TECHNOLOGY		1,201,227,114
MATERIALS - 5.6%
Chemicals - 2.7%
A. Schulman, Inc.	78,267	2,453,670
ADA-ES, Inc. (a)(d)	36,134	960,080
Albemarle Corp.	226,311	14,728,320
American Pacific Corp. (a)	20,080	371,480
American Vanguard Corp.	65,053	2,018,595
Arabian American Development Co. (a)	42,258	311,019
Ashland, Inc.	184,581	14,391,781
Axiall Corp.	176,290	9,974,488
Balchem Corp.	77,120	3,110,250
Cabot Corp.	149,170	5,486,473
Calgon Carbon Corp. (a)(d)	149,975	2,558,574
Celanese Corp. Class A	402,433	18,853,986
Chase Corp.	12,286	231,468
Chemtura Corp. (a)	255,000	5,130,600
Clean Diesel Technologies, Inc. (a)(d)	33,479	80,015
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Core Molding Technologies, Inc. (a)	11,521	$ 80,071
Cytec Industries, Inc.	114,248	8,270,413
Ferro Corp. (a)	212,580	1,090,535
Flotek Industries, Inc. (a)(d)	137,545	1,931,132
FutureFuel Corp.	37,342	489,554
GSE Holding, Inc.	16,500	118,635
H.B. Fuller Co.	130,210	5,321,683
Hawkins, Inc.	22,191	875,213
Huntsman Corp.	484,220	8,343,111
Innophos Holdings, Inc.	55,185	2,694,684
Intrepid Potash, Inc.	143,302	2,824,482
KMG Chemicals, Inc.	19,780	390,853
Koppers Holdings, Inc.	50,513	2,095,279
Kraton Performance Polymers, Inc. (a)	86,645	2,082,946
Kronos Worldwide, Inc. (d)	60,714	1,038,817
Landec Corp. (a)	84,086	925,787
LSB Industries, Inc. (a)	50,999	1,976,211
Material Sciences Corp. (a)(d)	23,734	240,900
Minerals Technologies, Inc.	95,148	3,828,756
NewMarket Corp.	27,248	6,857,504
Northern Technologies International Corp. (a)	1,103	14,791
Olin Corp.	200,452	4,642,468
OM Group, Inc. (a)(d)	81,882	2,009,384
OMNOVA Solutions, Inc. (a)(d)	113,582	909,792
Penford Corp. (a)	27,329	277,389
PolyOne Corp.	229,909	5,239,626
Quaker Chemical Corp.	32,517	1,866,801
Rockwood Holdings, Inc.	195,625	12,246,125
RPM International, Inc.	336,631	10,236,949
Senomyx, Inc. (a)(d)	114,790	276,644
Sensient Technologies Corp.	124,362	4,590,201
Spartech Corp. (a)	67,518	666,403
Stepan Co.	42,656	2,612,253
The Scotts Miracle-Gro Co. Class A	104,032	4,609,658
TOR Minerals International, Inc. (a)	3,831	41,835
Tredegar Corp.	61,191	1,497,956
Tronox Ltd. Class A	57,314	1,177,230
Valhi, Inc. (d)	64,947	1,057,337
Valspar Corp.	215,306	13,265,003
W.R. Grace & Co. (a)	177,559	12,709,673
Westlake Chemical Corp.	48,958	4,221,159
Zep, Inc.	50,668	757,993
Zoltek Companies, Inc. (a)(d)	65,740	614,669
		217,678,704
Construction Materials - 0.3%
Eagle Materials, Inc.	123,296	7,929,166
Headwaters, Inc. (a)	179,895	1,692,812
Martin Marietta Materials, Inc.	115,426	11,211,327
Texas Industries, Inc. (a)(d)	58,355	3,387,508

	Shares	Value
U.S. Concrete, Inc. (a)	25,199	$ 246,950
United States Lime & Minerals, Inc. (a)	7,538	395,293
		24,863,056
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	945,102
Aptargroup, Inc.	166,296	8,970,006
Berry Plastics Group, Inc.	70,965	1,363,947
Boise, Inc.	247,252	2,123,895
Crown Holdings, Inc. (a)	371,357	14,434,647
Graphic Packaging Holding Co. (a)	299,085	2,219,211
Greif, Inc. Class A	90,875	4,622,811
MOD-PAC Corp. (sub. vtg.) (a)	3,740	30,705
Myers Industries, Inc.	100,702	1,482,333
Packaging Corp. of America	246,303	10,290,539
Rock-Tenn Co. Class A	179,926	15,914,455
Silgan Holdings, Inc.	119,019	5,109,486
Sonoco Products Co.	239,162	7,598,177
UFP Technologies, Inc. (a)	15,846	299,806
		75,405,120
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	38,879	638,782
AK Steel Holding Corp. (d)	317,663	1,191,236
Allied Nevada Gold Corp. (a)(d)	209,568	3,835,094
Amcol International Corp.	61,309	1,792,675
Carpenter Technology Corp.	115,927	5,475,232
Century Aluminum Co. (a)	132,753	1,076,627
Coeur d'Alene Mines Corp. (a)	223,687	4,252,290
Commercial Metals Co.	293,644	4,789,334
Compass Minerals International, Inc.	82,516	6,083,080
Comstock Mining, Inc. (a)(d)	83,725	165,776
Friedman Industries	15,788	172,721
General Moly, Inc. (a)	202,841	592,296
Globe Specialty Metals, Inc.	170,087	2,430,543
Golden Minerals Co. (a)(d)	115,781	335,765
Handy & Harman Ltd. (a)	41,326	669,481
Haynes International, Inc.	32,086	1,652,429
Hecla Mining Co.	709,617	3,292,623
Horsehead Holding Corp. (a)(d)	105,544	1,115,600
Kaiser Aluminum Corp. (d)	41,453	2,538,582
Materion Corp.	49,172	1,360,098
McEwen Mining, Inc. (a)	715,025	1,737,511
Metals USA Holdings Corp.	48,992	1,016,094
Mines Management, Inc. (a)(d)	69,165	75,390
Molycorp, Inc. (a)(d)	312,599	1,919,358
Noranda Aluminium Holding Corp.	166,713	793,554
Olympic Steel, Inc.	20,461	422,929
Prospect Global Resources, Inc. (a)	24,337	29,935
Reliance Steel & Aluminum Co.	193,919	12,913,066
Royal Gold, Inc.	165,443	10,843,134
RTI International Metals, Inc. (a)(d)	74,509	2,210,682
Schnitzer Steel Industries, Inc. Class A	62,943	1,800,799
Silver Bull Resources, Inc. (a)(d)	148,902	49,882
Solitario Exploration & Royalty Corp. (a)	57,827	89,632
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc. (d)	561,482	$ 8,573,830
Stillwater Mining Co. (a)(d)	313,830	4,092,343
SunCoke Energy, Inc. (a)	184,578	3,043,691
Synalloy Corp.	9,327	127,314
Timberline Resources Corp. (a)(d)	213,150	40,499
U.S. Silica Holdings, Inc. (d)	42,160	1,036,714
Universal Stainless & Alloy Products, Inc. (a)	18,357	651,490
US Antimony Corp. (a)(d)	61,920	115,790
Walter Energy, Inc. (d)	157,784	5,015,953
Worthington Industries, Inc. (d)	134,816	3,820,685
		103,880,539
Paper & Forest Products - 0.4%
Boise Cascade Co.	29,600	802,160
Buckeye Technologies, Inc.	96,053	2,663,550
Clearwater Paper Corp. (a)	61,188	2,960,887
Deltic Timber Corp.	29,841	2,130,349
Domtar Corp.	90,715	6,763,710
Kapstone Paper & Packaging Corp.	96,111	2,560,397
Louisiana-Pacific Corp. (a)	342,651	7,185,391
Neenah Paper, Inc.	36,724	1,072,341
P.H. Glatfelter Co.	142,034	2,577,917
Resolute Forest Products (a)(d)	259,455	3,580,479
Schweitzer-Mauduit International, Inc.	87,906	3,239,336
Verso Paper Corp. (a)(d)	31,277	33,466
Wausau-Mosinee Paper Corp.	98,528	972,471
		36,542,454
TOTAL MATERIALS		458,369,873
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	207,358	1,254,516
Alaska Communication Systems Group, Inc. (d)	97,590	167,855
Allegiance Telecom, Inc. (a)	15,750	0
Alteva	11,334	124,107
Atlantic Tele-Network, Inc.	25,792	1,212,224
Cbeyond, Inc. (a)	66,391	466,065
Cincinnati Bell, Inc. (a)(d)	548,019	1,781,062
Cogent Communications Group, Inc.	126,168	3,173,125
Consolidated Communications Holdings, Inc. (d)	90,904	1,527,187
Elephant Talk Communication, Inc. (a)(d)	200,060	240,072
FairPoint Communications, Inc. (a)(d)	56,860	474,781
General Communications, Inc. Class A (a)	82,347	695,832
Hawaiian Telcom Holdco, Inc. (a)	21,226	409,025
HickoryTech Corp.	34,243	321,542
IDT Corp. Class B	44,462	449,511
inContact, Inc. (a)(d)	134,662	914,355

	Shares	Value
Iridium Communications, Inc. (a)(d)	169,319	$ 1,034,539
Level 3 Communications, Inc. (a)(d)	411,564	8,223,049
Lumos Networks Corp.	42,527	485,658
Multiband Corp. (a)	27,198	59,292
Neutral Tandem, Inc.	104,102	357,070
ORBCOMM, Inc. (a)	78,686	347,005
Premiere Global Services, Inc. (a)	109,608	1,169,517
Primus Telecommunications Group, Inc.	26,065	286,454
Towerstream Corp. (a)(d)	163,311	406,644
tw telecom, inc. (a)	379,421	9,606,940
Vonage Holdings Corp. (a)	388,357	1,025,262
		36,212,689
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(d)	25,257	153,563
Clearwire Corp. Class A (a)	1,111,846	3,468,960
Leap Wireless International, Inc. (a)(d)	140,047	749,251
NII Holdings, Inc. (a)(d)	442,815	2,134,368
NTELOS Holdings Corp.	42,305	527,966
SBA Communications Corp. Class A (a)(d)	314,310	22,353,727
Shenandoah Telecommunications Co.	52,949	762,995
Telephone & Data Systems, Inc.	254,617	5,828,183
U.S. Cellular Corp. (a)	37,864	1,393,017
USA Mobility, Inc.	61,882	719,069
		38,091,099
TOTAL TELECOMMUNICATION SERVICES		74,303,788
UTILITIES - 3.6%
Electric Utilities - 1.4%
Allete, Inc.	92,458	4,345,526
Cleco Corp.	155,364	6,882,625
El Paso Electric Co.	107,795	3,594,963
Empire District Electric Co.	112,476	2,408,111
Great Plains Energy, Inc.	383,697	8,376,106
Hawaiian Electric Industries, Inc.	251,655	6,792,168
IDACORP, Inc.	127,244	5,941,022
ITC Holdings Corp.	133,175	11,255,951
MGE Energy, Inc.	67,449	3,620,662
NV Energy, Inc.	576,146	11,384,645
OGE Energy Corp. (d)	248,273	14,377,489
Otter Tail Corp.	105,764	3,055,522
PNM Resources, Inc.	211,467	4,749,549
Portland General Electric Co.	187,498	5,566,816
UIL Holdings Corp.	127,515	4,993,487
Unitil Corp.	33,222	909,618
UNS Energy Corp.	109,304	5,139,474
Westar Energy, Inc.	312,727	9,700,792
		113,094,526
Gas Utilities - 0.9%
Atmos Energy Corp.	227,295	8,675,850
Chesapeake Utilities Corp.	26,929	1,293,400
Delta Natural Gas Co., Inc.	13,699	267,678
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Gas Natural, Inc.	13,409	$ 133,285
Laclede Group, Inc.	50,946	2,076,559
National Fuel Gas Co. (d)	211,913	12,331,217
New Jersey Resources Corp.	111,043	4,948,076
Northwest Natural Gas Co.	72,448	3,300,006
Piedmont Natural Gas Co., Inc. (d)	187,806	6,054,865
Questar Corp.	434,281	10,209,946
RGC Resources, Inc.	2,242	40,378
South Jersey Industries, Inc.	80,362	4,431,161
Southwest Gas Corp.	122,634	5,555,320
UGI Corp.	280,120	10,033,898
WGL Holdings, Inc.	132,647	5,593,724
		74,945,363
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	147,275
Black Hills Corp.	111,612	4,641,943
Calpine Corp. (a)	983,666	18,099,454
Dynegy, Inc. (a)(d)	213,790	4,183,870
Genie Energy Ltd. Class B	48,524	340,638
Ormat Technologies, Inc. (d)	66,515	1,359,567
Synthesis Energy Systems, Inc. (a)	108,052	115,616
US Geothermal, Inc. (a)(d)	223,992	71,677
		28,960,040
Multi-Utilities - 0.5%
Alliant Energy Corp.	274,508	13,091,287
Avista Corp.	144,014	3,771,727
CH Energy Group, Inc.	41,279	2,688,501
MDU Resources Group, Inc.	493,199	11,915,688
NorthWestern Energy Corp.	92,662	3,611,965
Vectren Corp.	212,639	7,017,087
		42,096,255
Water Utilities - 0.5%
American States Water Co.	47,115	2,495,210
American Water Works Co., Inc.	443,191	17,483,885
Aqua America, Inc.	361,486	10,530,087
Artesian Resources Corp. Class A	17,456	388,396
Cadiz, Inc. (a)(d)	34,362	231,600
California Water Service Group	132,314	2,654,219
Connecticut Water Service, Inc.	21,351	637,541
Middlesex Water Co.	51,194	996,235
Pure Cycle Corp. (a)	69,664	279,353
SJW Corp.	32,982	874,353
York Water Co.	39,414	727,582
		37,298,461
TOTAL UTILITIES		296,394,645
TOTAL COMMON STOCKS (Cost $6,503,734,234)		8,043,129,797
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 5/23/13 to 6/27/13 (e) (Cost $4,998,229)	$ 5,000,000	$ 4,998,433
Money Market Funds - 17.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	121,188,760	121,188,760
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,270,001,721	1,270,001,721
TOTAL MONEY MARKET FUNDS (Cost $1,391,190,481)		1,391,190,481
TOTAL INVESTMENT PORTFOLIO - 115.9% (Cost $7,899,922,944)		9,439,318,711
NET OTHER ASSETS (LIABILITIES) - (15.9)%		(1,293,383,838)
NET ASSETS - 100%		$ 8,145,934,873
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
371 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 40,873,070	$ 3,010,698
676 NYFE Russell 2000 Mini Index Contracts	March 2013	61,529,520	4,711,348
TOTAL EQUITY INDEX CONTRACTS		$ 102,402,590	$ 7,722,046

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,098,640.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,467
Fidelity Securities Lending Cash Central Fund	15,326,897
Total	$ 15,445,364
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,250,409,959	$ 1,250,409,959	$ -	$ -
Consumer Staples	261,264,412	261,264,412	-	-
Energy	538,486,147	538,486,147	-	-
Financials	1,856,416,579	1,856,413,823	-	2,756
Health Care	857,312,452	857,312,448	-	4
Industrials	1,248,944,828	1,248,930,202	14,626	-
Information Technology	1,201,227,114	1,201,227,114	-	-
Materials	458,369,873	458,369,873	-	-
Telecommunication Services	74,303,788	74,303,788	-	-
Utilities	296,394,645	296,394,645	-	-
U.S. Government and Government Agency Obligations	4,998,433	-	4,998,433	-
Money Market Funds	1,391,190,481	1,391,190,481	-	-
Total Investments in Securities:	$ 9,439,318,711	$ 9,434,302,892	$ 5,013,059	$ 2,760
Derivative Instruments:
Assets
Futures Contracts	$ 7,722,046	$ 7,722,046	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,722,046	$ -
Total Value of Derivatives	$ 7,722,046	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $1,236,139,619) - See accompanying schedule: Unaffiliated issuers (cost $6,508,732,463)	$ 8,048,128,230
Fidelity Central Funds (cost $1,391,190,481)	1,391,190,481
Total Investments (cost $7,899,922,944)		$ 9,439,318,711
Cash		151,372
Receivable for investments sold		8,617,899
Receivable for fund shares sold		12,216,175
Dividends receivable		6,081,894
Distributions receivable from Fidelity Central Funds		1,215,661
Receivable for daily variation margin on futures contracts		28,127
Receivable from investment adviser for expense reductions		1,182
Other receivables		3,132
Total assets		9,467,634,153

Liabilities
Payable for investments purchased	$ 42,634,127
Payable for fund shares redeemed	8,568,580
Accrued management fee	403,313
Other affiliated payables	91,539
Collateral on securities loaned, at value	1,270,001,721
Total liabilities		1,321,699,280

Net Assets		$ 8,145,934,873
Net Assets consist of:
Paid in capital		$ 6,566,496,840
Undistributed net investment income		12,923,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,397,217
Net unrealized appreciation (depreciation) on investments		1,547,117,813
Net Assets		$ 8,145,934,873

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($971,857,240 ÷ 22,540,446 shares)	$ 43.12

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,173,852,040 ÷ 166,373,409 shares)	$ 43.12

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($225,593 ÷ 5,233 shares)	$ 43.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 118,473,606
Interest		8,625
Income from Fidelity Central Funds (including $15,326,897 from security lending)		15,445,364
Total income		133,927,595

Expenses
Management fee	$ 4,131,985
Transfer agent fees	1,261,483
Independent trustees' compensation	44,441
Miscellaneous	17,439
Total expenses before reductions	5,455,348
Expense reductions	(1,784)	5,453,564
Net investment income (loss)		128,474,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,938,374
Foreign currency transactions	2,666
Futures contracts	10,780,134
Total net realized gain (loss)		189,721,174
Change in net unrealized appreciation (depreciation) on: Investment securities	638,416,432
Assets and liabilities in foreign currencies	(626)
Futures contracts	1,141,781
Total change in net unrealized appreciation (depreciation)		639,557,587
Net gain (loss)		829,278,761
Net increase (decrease) in net assets resulting from operations		$ 957,752,792

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,474,031	$ 74,746,560
Net realized gain (loss)	189,721,174	132,271,976
Change in net unrealized appreciation (depreciation)	639,557,587	(112,097,829)
Net increase (decrease) in net assets resulting from operations	957,752,792	94,920,707
Distributions to shareholders from net investment income	(123,000,708)	(69,414,947)
Distributions to shareholders from net realized gain	(200,713,554)	(127,979,459)
Total distributions	(323,714,262)	(197,394,406)
Share transactions - net increase (decrease)	994,205,584	652,403,567
Redemption fees	653,587	919,879
Total increase (decrease) in net assets	1,628,897,701	550,849,747

Net Assets
Beginning of period	6,517,037,172	5,966,187,425
End of period (including undistributed net investment income of $12,923,003 and undistributed net investment income of $10,311,506, respectively)	$ 8,145,934,873	$ 6,517,037,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) B	.73	.48	.43	.36	.50
Net realized and unrealized gain (loss)	4.61	.10	9.71	12.40	(15.73)
Total from investment operations	5.34	.58	10.14	12.76	(15.23)
Distributions from net investment income	(.70)	(.45)	(.36)	(.35)	(.43)
Distributions from net realized gain	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(1.88) J	(1.28) I	(.87)	(.41) H	(1.19)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Total Return A	14.00%	1.76%	32.95%	68.20%	(44.26)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85%	1.26%	1.24%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984
Portfolio turnover rate D	10%	11%	8%	26%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. I Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) B	.75	.48	.44	.37	.52
Net realized and unrealized gain (loss)	4.60	.10	9.72	12.39	(15.74)
Total from investment operations	5.35	.58	10.16	12.76	(15.22)
Distributions from net investment income	(.72)	(.46)	(.37)	(.36)	(.44)
Distributions from net realized gain	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(1.89)	(1.29) I	(.88)	(.41) H	(1.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Total Return A	14.04%	1.76%	33.02%	68.25%	(44.25)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.88%	1.29%	1.27%	1.38%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227
Portfolio turnover rate D	10%	11%	8%	26%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. I Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.75	.25
Net realized and unrealized gain (loss)	4.60	5.52
Total from investment operations	5.35	5.77
Distributions from net investment income	(.72)	(.40)
Distributions from net realized gain	(1.17)	(.38)
Total distributions	(1.90) K	(.78)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 43.11	$ 39.66
Total Return B, C	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 117
Portfolio turnover rate F	10%	11% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Institutional ClassA	10.12%	-0.92%	9.37%
Spartan International Index Fund - Fidelity Advantage Institutional ClassB	10.13%	-0.92%	9.37%

A The initial offering of Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage Institutional Class shares took place September 8, 2011. Returns between October 14, 2005 and September 8, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Institutional Class on on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period. The initial offering of Institutional Class took place on September 8, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending February 28, 2013, international equities cast off an early-period drubbing and rebounded to finish in positive territory, as debt woes in the eurozone subsided and central banks around the world continued with monetary easing. Foreign developed- and emerging-markets stocks, as measured by the MSCI® ACWI® (All Country World Index) ex USA Index, rose 6.80% for the year, fueled in part by stabilization in the eurozone and improving U.S. economic data, but held back by a stronger U.S. dollar. International stocks were hard hit through May, amid fear of global debt contagion and an economic slowdown in China. Markets reversed course in the summer and never looked back, fueled by news that European Central Bank officials would do "whatever it takes" to save the euro. Within the MSCI index, several European countries had double-digit gains, with Switzerland (+23%) and Sweden (+15%) posting strong returns, while larger economies such as Germany (+11%), France (+10%) and the U.K. (+7%) - the biggest market weighting in the index - also fared well. Countries plagued by slowing or stagnant economies had mixed results, including Greece (+9%), Spain (+2%) and Italy (-3%). Asia-Pacific ex Japan (+15%) outpaced the index, while Japan (+5%) was especially hurt by currency fluctuations. Canada and the more-volatile emerging markets saw only modest to flat gains.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares gained 10.12% and 10.13%, respectively, compared with 9.99% for the MSCI® EAFE® Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Of the 10 sectors in the index, six turned in a positive result in U.S. dollar terms, with health care and financials leading the way, while energy and utilities brought up the rear. On an individual basis, several pharmaceutical manufacturers, led by Switzerland's Roche Holding, were outsized contributors. Roche, the world's largest maker of cancer drugs, saw its shares rise by roughly 31%, while another Swiss drug maker, Novartis, also added considerable value. Meanwhile, another Swiss company, food products giant Nestle - the largest position in both the index and fund during the period - further contributed. In the financials sector, HSBC Holdings, a leading U.K. bank, lifted results, as did two Australian banks - Westpac Banking and Commonwealth Bank of Australia. On the negative side, the fund's three-biggest detractors were all based in the U.K. - including natural gas company BG Group and diversified energy giant BP. Mining concern Anglo American, headquartered in the U.K., was another notable source of underperformance, as was Australia's Newcrest Mining, whose shares fell 35%. In Spain, the country's leading telecommunication services provider, Telefonica, further hampered results, while the fund also was hurt by its allocation to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.8	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.1	1.4
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	1.0	1.1
Sanofi SA (France, Pharmaceuticals)	1.0	1.0
	12.9
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	22.1
Industrials	12.6	12.8
Consumer Staples	12.0	12.2
Consumer Discretionary	11.5	10.1
Health Care	10.0	10.2
Materials	9.1	9.2
Energy	6.9	8.4
Telecommunication Services	4.4	5.4
Information Technology	4.3	4.2
Utilities	3.4	3.8
Geographic Diversification (% of fund's net assets)
As of February 28, 2013
United Kingdom	21.0%
Japan	20.6%
Australia	9.3%
Switzerland	8.9%
France	8.8%
Germany	8.4%
Sweden	3.3%
Spain	2.9%
Hong Kong	2.8%
Other	14.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2012
United Kingdom	22.4%
Japan	20.5%
Australia	9.0%
France	8.7%
Switzerland	8.5%
Germany	8.1%
Sweden	3.2%
Netherlands	2.8%
Spain	2.7%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 9.1%
AGL Energy Ltd.	470,313	$ 7,657,595
ALS Ltd.	288,322	3,448,671
Alumina Ltd.	2,214,560	2,764,253
Amcor Ltd.	1,043,737	9,808,351
AMP Ltd.	2,533,442	14,181,058
APA Group unit	698,390	4,387,228
Asciano Ltd.	851,718	4,854,529
ASX Ltd.	149,863	5,579,677
Australia & New Zealand Banking Group Ltd.	2,355,233	69,093,219
Bendigo & Adelaide Bank Ltd.	350,417	3,554,279
BHP Billiton Ltd.	2,785,158	104,271,173
Boral Ltd.	685,950	3,622,431
Brambles Ltd.	1,346,702	12,036,402
Caltex Australia Ltd.	121,749	2,480,992
CFS Retail Property Trust unit	1,642,849	3,507,204
Coca-Cola Amatil Ltd.	496,624	7,350,438
Cochlear Ltd.	48,104	3,480,782
Commonwealth Bank of Australia	1,394,156	95,796,560
Computershare Ltd.	375,002	3,899,406
Crown Ltd.	366,093	4,491,088
CSL Ltd.	435,408	26,684,850
DEXUS Property Group unit	3,887,425	4,328,183
Echo Entertainment Group Ltd.	661,869	2,542,009
Federation Centres unit	1,152,017	2,882,983
Flight Centre Ltd. (d)	46,630	1,547,982
Fortescue Metals Group Ltd.	1,244,164	5,998,418
Goodman Group unit	1,475,225	7,006,939
Harvey Norman Holdings Ltd. (d)	431,590	1,097,711
Iluka Resources Ltd.	360,587	3,874,743
Incitec Pivot Ltd.	1,381,242	4,557,109
Insurance Australia Group Ltd.	1,810,051	10,520,108
Leighton Holdings Ltd.	131,419	3,169,358
Lend Lease Group unit	465,841	5,067,625
Macquarie Group Ltd.	284,919	10,977,671
Metcash Ltd. (d)	735,628	3,065,741
Mirvac Group unit	2,898,652	4,855,758
National Australia Bank Ltd.	2,011,094	62,037,805
Newcrest Mining Ltd.	664,075	15,370,718
Orica Ltd.	317,216	8,848,994
Origin Energy Ltd.	946,241	11,762,766
OZ Minerals Ltd.	265,086	1,722,111
Qantas Airways Ltd. (a)	927,527	1,558,510
QBE Insurance Group Ltd.	1,037,256	14,176,179
QR National Ltd.	1,549,392	6,377,985
Ramsay Health Care Ltd.	115,489	3,789,076
Rio Tinto Ltd.	377,735	25,870,399
Santos Ltd.	830,314	11,373,346
Sims Metal Management Ltd.	145,745	1,615,431
Sonic Healthcare Ltd.	330,315	4,531,285
SP AusNet unit	1,410,925	1,715,015
Stockland Corp. Ltd. unit	1,923,310	7,386,764

	Shares	Value
Suncorp-Metway Ltd.	1,113,546	$ 12,818,854
Sydney Airport unit	350,832	1,135,993
Tabcorp Holdings Ltd.	593,991	1,929,408
Tattersall's Ltd.	1,184,324	3,859,032
Telstra Corp. Ltd.	3,768,619	17,669,003
The GPT Group unit	1,407,898	5,651,723
Toll Holdings Ltd.	574,617	3,627,305
Transurban Group unit	1,112,013	6,996,933
Treasury Wine Estates Ltd.	546,986	2,961,210
Wesfarmers Ltd.	871,614	36,529,424
Westfield Group unit	1,898,213	21,716,012
Westfield Retail Trust unit	2,519,533	8,183,975
Westpac Banking Corp.	2,670,312	83,927,950
Whitehaven Coal Ltd.	408,815	1,169,235
Woodside Petroleum Ltd.	570,057	21,835,677
Woolworths Ltd.	1,066,576	38,054,630
WorleyParsons Ltd.	180,914	4,922,928
TOTAL AUSTRALIA		915,568,200
Austria - 0.3%
Andritz AG	66,294	4,675,438
Erste Bank AG	182,968	5,894,213
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	803,952	3,363,966
OMV AG	133,560	5,813,471
Osterreichische Elektrizitatswirtschafts AG	56,701	1,178,494
Raiffeisen International Bank-Holding AG (d)	39,262	1,484,703
Telekom Austria AG (d)	265,993	1,757,172
Vienna Insurance Group AG Wien	27,880	1,411,907
Voestalpine AG	89,783	3,031,211
TOTAL AUSTRIA		28,610,579
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,297,222	5,140,287
Bailiwick of Jersey - 0.9%
Experian PLC	873,720	14,500,718
Glencore International PLC (d)	3,384,867	19,898,174
Petrofac Ltd.	220,467	4,863,041
Randgold Resources Ltd.	76,625	6,342,769
Shire PLC	485,300	15,184,136
Wolseley PLC	237,758	11,206,662
WPP PLC	1,093,921	17,430,450
TOTAL BAILIWICK OF JERSEY		89,425,950
Belgium - 1.2%
Ageas	200,273	6,820,351
Anheuser-Busch InBev SA NV	696,189	65,243,275
Belgacom SA	128,566	3,593,654
Colruyt NV	67,506	3,326,560
Delhaize Group SA	89,257	4,313,921
Groupe Bruxelles Lambert SA	69,152	5,524,318
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 3
KBC Groupe SA	206,797	7,670,240
Solvay SA Class A	50,561	7,224,785
Telenet Group Holding NV	47,942	2,454,493
UCB SA	96,221	5,558,744
Umicore SA	96,852	4,841,584
TOTAL BELGIUM		116,571,928
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	437,450	2,868,164
First Pacific Co. Ltd.	1,748,000	2,312,456
Kerry Properties Ltd.	592,681	3,049,148
Li & Fung Ltd.	5,083,246	6,816,463
Noble Group Ltd.	3,320,890	3,177,693
NWS Holdings Ltd.	1,166,809	2,220,602
Orient Overseas International Ltd.	202,400	1,426,216
Seadrill Ltd.	312,992	11,389,557
Shangri-La Asia Ltd.	1,309,380	3,052,451
Yue Yuen Industrial (Holdings) Ltd.	632,000	2,135,025
TOTAL BERMUDA		38,447,775
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,729	2,210,261
MGM China Holdings Ltd.	893,600	2,159,222
Sands China Ltd.	2,093,600	9,974,537
Wynn Macau Ltd. (a)	1,336,000	3,522,771
TOTAL CAYMAN ISLANDS		17,866,791
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	475	3,655,861
Series B	1,142	9,133,361
Carlsberg A/S Series B	92,777	9,534,915
Coloplast A/S Series B	97,535	5,087,090
Danske Bank A/S (a)	568,635	10,582,914
DSV de Sammensluttede Vognmaend A/S	170,707	4,193,218
Novo Nordisk A/S Series B	353,177	61,747,431
Novozymes A/S Series B	213,876	7,455,413
TDC A/S	565,520	4,257,502
Tryg A/S	21,231	1,710,999
William Demant Holding A/S (a)	21,659	1,731,461
TOTAL DENMARK		119,090,165
Finland - 0.8%
Elisa Corp. (A Shares)	125,068	2,635,380
Fortum Corp.	386,972	7,381,137
Kesko Oyj	53,062	1,657,753
Kone Oyj (B Shares) (d)	134,869	10,916,850
Metso Corp.	112,070	4,813,697
Neste Oil Oyj (d)	110,216	1,659,081
Nokia Corp. (d)	3,254,290	11,825,669

	Shares	Value
Nokian Tyres PLC (d)	95,794	$ 4,353,473
Orion Oyj (B Shares)	82,822	2,454,512
Pohjola Bank PLC (A Shares)	118,064	1,872,782
Sampo Oyj (A Shares)	362,872	13,411,793
Stora Enso Oyj (R Shares)	494,305	3,323,500
UPM-Kymmene Corp.	454,455	5,313,124
Wartsila Corp.	143,368	6,625,963
TOTAL FINLAND		78,244,714
France - 8.5%
Accor SA	126,182	4,551,681
Aeroports de Paris	27,109	2,289,872
Air Liquide SA	20,551	2,500,589
Air Liquide SA (a)	14,110	1,716,866
Alstom SA	186,754	8,241,004
Arkema SA	55,338	5,622,225
Atos Origin SA	46,302	3,438,976
AXA SA	1,533,118	26,630,785
BIC SA	24,438	2,852,629
BNP Paribas SA	869,755	48,946,100
Bouygues SA	165,334	4,671,033
Bureau Veritas SA	48,408	6,243,436
Cap Gemini SA	132,914	6,541,058
Carrefour SA	522,108	14,232,603
Casino Guichard Perrachon SA	47,503	4,775,351
Christian Dior SA	47,519	7,937,817
CNP Assurances	137,441	2,045,572
Compagnie de St. Gobain	343,977	13,721,614
Compagnie Generale de Geophysique SA (a)	134,096	3,317,924
Credit Agricole SA (a)	872,801	8,204,294
Danone SA	501,545	34,828,390
Dassault Systemes SA	54,397	6,174,305
Edenred SA	145,701	5,040,828
EDF SA	26,606	503,143
EDF SA (a)	186,140	3,520,073
Essilor International SA	175,193	18,080,571
Eurazeo SA	27,368	1,492,454
Eutelsat Communications	116,173	4,185,324
Fonciere Des Regions	23,303	1,927,920
France Telecom SA	1,608,648	15,515,340
GDF Suez	1,150,909	21,757,203
Gecina SA	18,898	2,145,255
Groupe Eurotunnel SA	479,731	4,059,760
ICADE	19,465	1,749,907
Iliad SA	19,163	3,667,676
Imerys	27,771	1,871,557
JCDecaux SA	56,177	1,525,511
Klepierre SA	93,051	3,823,669
L'Oreal SA	14,012	2,095,505
L'Oreal SA (a)	179,277	26,811,010
L'Oreal SA (a)	17,567	2,627,158
Lafarge SA	142,806	9,627,781
Lafarge SA (a)	16,709	1,126,497
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (Bearer)	5,225	$ 352,262
Lagardere S.C.A. (Reg.)	101,081	3,607,959
Legrand SA	203,050	9,335,212
LVMH Moet Hennessy - Louis Vuitton SA	220,047	37,892,543
Michelin CGDE Series B	158,387	14,152,170
Natixis SA	782,511	3,261,992
Pernod Ricard SA	183,702	23,836,917
Peugeot Citroen SA (a)(d)	190,533	1,442,255
PPR SA	65,453	14,672,137
Publicis Groupe SA	154,289	10,196,488
Remy Cointreau SA	19,026	2,404,453
Renault SA	166,684	10,579,319
Rexel SA	128,505	2,979,590
Safran SA	200,058	9,162,395
Sanofi SA	1,033,015	97,555,724
Schneider Electric SA	456,208	35,092,891
SCOR SE	139,093	3,934,209
Societe Generale Series A	608,894	23,379,231
Sodexo SA	2,500	231,539
Sodexo SA	77,845	7,209,670
Suez Environnement SA	247,379	3,299,094
Technip SA	87,887	9,518,903
Thales SA	83,314	2,935,174
Total SA	1,846,116	92,168,666
Unibail-Rodamco	79,616	18,086,024
Vallourec SA	91,607	4,883,167
Veolia Environnement SA	310,104	3,895,193
VINCI SA	398,591	18,447,488
Vivendi SA	1,147,721	24,154,323
Wendel SA	28,542	3,143,507
Zodiac Aerospace	29,966	3,371,544
TOTAL FRANCE		847,820,305
Germany - 7.7%
adidas AG	181,180	16,510,460
Allianz AG	395,100	54,006,647
Axel Springer Verlag	35,536	1,674,824
BASF AG	796,623	75,069,449
Bayer AG	716,890	71,000,085
Bayerische Motoren Werke AG (BMW)	288,843	26,660,898
Beiersdorf AG	85,869	7,487,578
Brenntag AG	44,214	6,303,416
Celesio AG	76,523	1,383,679
Commerzbank AG (a)	3,231,118	5,960,580
Continental AG	95,371	11,194,839
Daimler AG (Germany)	786,641	46,897,916
Deutsche Bank AG	806,341	36,813,195
Deutsche Boerse AG	167,648	10,393,177
Deutsche Lufthansa AG	201,692	4,068,278
Deutsche Post AG	785,871	17,631,705
Deutsche Telekom AG	2,432,942	26,131,646
E.ON AG	1,562,068	26,083,387

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	32,468	$ 1,929,529
Fresenius Medical Care AG & Co. KGaA	183,287	12,561,525
Fresenius SE & Co. KGaA	108,160	13,293,348
GEA Group AG	150,876	5,372,525
Hannover Rueckversicherungs AG	53,214	4,163,549
HeidelbergCement Finance AG	122,457	8,444,531
Henkel AG & Co. KGaA	112,882	8,351,633
Hochtief AG	33,341	2,243,451
Hugo Boss AG	21,642	2,509,301
Infineon Technologies AG	925,476	7,927,362
K&S AG (d)	150,915	7,093,960
Kabel Deutschland Holding AG	77,467	6,718,534
Lanxess AG	72,795	6,169,835
Linde AG	160,883	29,174,667
MAN SE	36,161	4,154,479
Merck KGaA	55,975	7,892,441
Metro AG	112,232	3,472,630
Muenchener Rueckversicherungs AG	155,225	27,905,456
RWE AG	424,249	15,583,365
Salzgitter AG	37,143	1,772,142
SAP AG	797,804	62,300,785
Siemens AG	725,081	75,256,944
Suedzucker AG (Bearer)	68,638	3,006,427
Thyssenkrupp AG (a)	329,230	7,425,248
United Internet AG	89,127	2,102,039
Volkswagen AG	25,399	5,234,253
TOTAL GERMANY		777,331,718
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	170,135	4,642,303
Greek Organization of Football Prognostics SA	190,194	1,618,967
TOTAL GREECE		6,261,270
Hong Kong - 2.7%
AIA Group Ltd.	10,435,200	45,208,974
Bank of East Asia Ltd.	1,276,018	5,215,557
BOC Hong Kong (Holdings) Ltd.	3,193,566	10,767,929
Cathay Pacific Airways Ltd.	958,327	1,789,233
Cheung Kong Holdings Ltd.	1,203,449	18,713,697
CLP Holdings Ltd.	1,520,157	13,083,511
Galaxy Entertainment Group Ltd. (a)	1,841,000	7,726,617
Hang Lung Properties Ltd.	2,074,423	8,037,600
Hang Seng Bank Ltd.	654,901	10,589,069
Henderson Land Development Co. Ltd.	874,608	6,084,004
HKT Trust / HKT Ltd. unit	1,905,000	1,861,868
Hong Kong & China Gas Co. Ltd.	4,490,375	12,563,972
Hong Kong Exchanges and Clearing Ltd.	944,461	16,988,023
Hopewell Holdings Ltd.	500,000	2,185,518
Hutchison Whampoa Ltd.	1,838,158	19,802,220
Hysan Development Co. Ltd.	520,677	2,678,711
Link (REIT)	1,978,502	10,574,154
MTR Corp. Ltd.	1,256,951	5,186,244
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd.	3,129,842	$ 5,762,822
PCCW Ltd.	3,395,000	1,615,291
Power Assets Holdings Ltd.	1,199,676	10,696,477
Sino Land Ltd.	2,514,689	4,571,808
SJM Holdings Ltd.	1,656,000	4,138,078
Sun Hung Kai Properties Ltd.	1,354,611	20,959,477
Swire Pacific Ltd. (A Shares)	614,384	7,929,733
Swire Properties Ltd.	984,600	3,681,649
Wharf Holdings Ltd.	1,308,585	11,439,742
Wheelock and Co. Ltd.	771,000	4,210,100
Wing Hang Bank Ltd.	148,843	1,651,444
TOTAL HONG KONG		275,713,522
Ireland - 0.3%
CRH PLC	622,245	13,528,870
Elan Corp. PLC (a)	424,537	4,774,425
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries PLC CDI	383,265	3,836,563
Kerry Group PLC Class A	125,549	7,041,595
Prothena Corp. PLC (a)(d)	10,110	62,379
Ryanair Holdings PLC	262,563	1,937,524
TOTAL IRELAND		31,181,360
Isle of Man - 0.1%
Genting Singapore PLC	5,270,859	6,703,491
Israel - 0.5%
Bank Hapoalim BM (Reg.) (a)	912,772	4,048,026
Bank Leumi le-Israel BM (a)	1,116,415	3,980,164
Bezeq Israeli Telecommunication Corp. Ltd.	1,597,115	2,047,060
Delek Group Ltd.	3,486	922,247
Israel Chemicals Ltd.	389,627	5,035,906
Israel Corp. Ltd. (Class A)	1,888	1,356,361
Mellanox Technologies Ltd. (a)	29,545	1,523,492
Mizrahi Tefahot Bank Ltd. (a)	97,636	1,025,063
NICE Systems Ltd. (a)	48,473	1,708,644
Teva Pharmaceutical Industries Ltd.	772,673	28,931,543
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,684	623,982
TOTAL ISRAEL		51,202,488
Italy - 1.9%
Assicurazioni Generali SpA	1,009,026	16,361,287
Atlantia SpA	284,474	4,920,984
Banca Monte dei Paschi di Siena SpA (a)(d)	5,639,059	1,553,397
Banco Popolare Societa Cooperativa (a)	1,539,725	2,597,163
Enel Green Power SpA	1,523,214	2,817,892
Enel SpA	5,704,740	20,645,366
ENI SpA	2,203,584	50,153,078
EXOR SpA	54,091	1,515,473
Fiat Industrial SpA	741,158	9,013,369
Fiat SpA (d)	781,109	4,191,283

	Shares	Value
Finmeccanica SpA (a)	348,723	$ 1,714,567
Intesa Sanpaolo SpA	8,704,539	14,125,714
Intesa Sanpaolo SpA (Risparmio Shares)	871,602	1,206,195
Luxottica Group SpA	140,726	6,564,795
Mediobanca SpA	444,082	2,700,575
Pirelli & C SpA (d)	209,953	2,438,156
Prysmian SpA	178,628	3,892,238
Saipem SpA	234,382	6,266,827
Snam Rete Gas SpA	1,465,188	6,947,566
Telecom Italia SpA	8,059,353	5,926,808
Terna SpA	1,129,054	4,719,865
UniCredit SpA (a)	3,509,033	17,830,101
Unione di Banche Italiane SCPA	753,495	3,450,909
TOTAL ITALY		191,553,608
Japan - 20.1%
ABC-Mart, Inc.	22,100	771,318
ACOM Co. Ltd. (a)	34,000	841,838
Advantest Corp.	126,490	1,814,993
Aeon Co. Ltd.	515,300	5,792,886
AEON Credit Service Co. Ltd. (d)	69,300	1,613,436
AEON Mall Co. Ltd.	64,200	1,591,667
Air Water, Inc.	125,000	1,693,818
Aisin Seiki Co. Ltd.	164,700	5,961,468
Ajinomoto Co., Inc.	564,866	7,489,700
Alfresa Holdings Corp.	34,700	1,708,982
All Nippon Airways Ltd.	989,000	2,027,295
Amada Co. Ltd.	303,000	1,977,721
Aozora Bank Ltd.	922,000	2,795,145
Asahi Glass Co. Ltd.	857,677	5,829,501
Asahi Group Holdings	332,603	8,396,709
Asahi Kasei Corp.	1,104,727	6,531,345
Asics Corp.	125,100	1,965,105
Astellas Pharma, Inc.	385,600	20,842,118
Bank of Kyoto Ltd.	276,000	2,411,911
Bank of Yokohama Ltd.	1,056,084	5,434,805
Benesse Holdings, Inc.	58,800	2,439,163
Bridgestone Corp.	564,779	17,329,069
Brother Industries Ltd.	195,800	2,049,045
Calbee, Inc.	13,800	1,176,179
Canon, Inc.	983,244	35,582,978
Casio Computer Co. Ltd. (d)	197,900	1,567,144
Central Japan Railway Co.	125,500	12,199,320
Chiba Bank Ltd.	638,674	4,072,244
Chiyoda Corp.	136,000	1,697,616
Chubu Electric Power Co., Inc.	569,864	7,144,049
Chugai Pharmaceutical Co. Ltd.	188,725	4,082,356
Chugoku Electric Power Co., Inc.(THE)	260,400	3,272,910
Citizen Holdings Co. Ltd.	222,266	1,206,169
Coca-Cola West Co. Ltd.	47,500	813,275
Cosmo Oil Co. Ltd.	472,000	1,110,109
Credit Saison Co. Ltd.	133,552	2,838,466
Dai Nippon Printing Co. Ltd.	475,242	4,178,684
Dai-ichi Mutual Life Insurance Co.	7,387	10,360,448
Common Stocks - continued
	Shares	Value
Japan - continued
Daicel Chemical Industries Ltd.	260,000	$ 2,000,000
Daido Steel Co. Ltd.	236,000	1,255,238
Daihatsu Motor Co. Ltd.	171,000	3,473,870
Daiichi Sankyo Kabushiki Kaisha	583,970	10,452,111
Daikin Industries Ltd.	203,494	7,541,287
Dainippon Sumitomo Pharma Co. Ltd.	141,600	2,045,554
Daito Trust Construction Co. Ltd.	63,563	5,691,799
Daiwa House Industry Co. Ltd.	446,184	8,192,957
Daiwa Securities Group, Inc.	1,450,985	8,969,839
DeNA Co. Ltd. (d)	91,100	2,555,400
Denki Kagaku Kogyo KK	417,358	1,589,463
Denso Corp.	422,238	17,720,420
Dentsu, Inc.	154,000	4,791,628
Don Quijote Co. Ltd.	45,600	1,795,663
East Japan Railway Co.	291,700	21,525,817
Eisai Co. Ltd.	216,078	9,627,814
Electric Power Development Co. Ltd.	97,180	2,495,290
FamilyMart Co. Ltd.	53,900	2,270,790
Fanuc Corp.	166,272	25,669,999
Fast Retailing Co. Ltd.	46,000	12,620,347
Fuji Electric Co. Ltd.	486,153	1,389,908
Fuji Heavy Industries Ltd.	505,000	7,551,300
Fujifilm Holdings Corp.	402,805	7,735,385
Fujitsu Ltd.	1,634,075	7,510,151
Fukuoka Financial Group, Inc.	648,300	2,944,593
Furukawa Electric Co. Ltd. (a)	532,790	1,207,098
Fyushu Electric Power Co., Inc.	361,870	3,470,735
GREE, Inc. (d)	75,900	923,672
GS Yuasa Corp. (d)	301,000	1,305,448
Gunma Bank Ltd.	320,663	1,743,599
Hakuhodo DY Holdings, Inc.	19,920	1,512,966
Hamamatsu Photonics K.K.	60,400	2,398,015
Hankyu Hanshin Holdings, Inc.	1,010,000	5,546,337
Hino Motors Ltd.	228,000	2,408,156
Hirose Electric Co. Ltd.	27,198	3,286,413
Hiroshima Bank Ltd.	418,000	1,754,256
Hisamitsu Pharmaceutical Co., Inc.	52,400	3,035,797
Hitachi Chemical Co. Ltd.	87,200	1,195,719
Hitachi Construction Machinery Co. Ltd.	91,100	2,092,479
Hitachi High-Technologies Corp.	57,600	1,190,653
Hitachi Ltd.	4,090,271	22,946,821
Hitachi Metals Ltd.	143,000	1,337,588
Hokkaido Electric Power Co., Inc.	150,800	1,335,708
Hokuriku Electric Power Co., Inc.	147,500	1,694,762
Honda Motor Co. Ltd.	1,414,260	52,891,351
Hoya Corp.	377,716	7,245,431
Hulic Co. Ltd.	239,400	1,795,048
Ibiden Co. Ltd.	100,400	1,571,695
Idemitsu Kosan Co. Ltd.	19,700	1,791,682
INPEX Corp.	1,915	10,185,511
Isetan Mitsukoshi Holdings Ltd.	301,587	3,338,313

	Shares	Value
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,170,185	$ 3,282,426
Isuzu Motors Ltd.	1,025,000	6,303,269
Itochu Corp.	1,307,386	15,092,275
ITOCHU Techno-Solutions Corp.	23,600	1,031,179
Iyo Bank Ltd.	212,000	1,806,883
J Front Retailing Co. Ltd.	423,800	2,505,582
Japan Airlines Co. Ltd.	49,900	2,368,756
Japan Petroleum Exploration Co. Ltd.	28,300	1,073,196
Japan Prime Realty Investment Corp.	680	2,002,071
Japan Real Estate Investment Corp.	511	5,606,721
Japan Retail Fund Investment Corp.	1,753	3,426,946
Japan Steel Works Ltd.	257,000	1,502,794
Japan Tobacco, Inc.	781,000	24,645,862
JFE Holdings, Inc.	429,075	9,198,101
JGC Corp.	181,117	4,998,352
Joyo Bank Ltd.	553,941	2,767,016
JSR Corp.	155,016	3,160,861
JTEKT Corp.	185,500	1,849,196
Jupiter Telecommunications Co.	1,845	2,448,322
JX Holdings, Inc.	1,948,668	11,899,299
Kajima Corp.	759,317	2,244,609
Kamigumi Co. Ltd.	210,663	1,825,034
Kaneka Corp.	245,559	1,359,065
Kansai Electric Power Co., Inc.	643,136	5,550,855
Kansai Paint Co. Ltd.	187,000	1,981,163
Kao Corp.	456,650	14,602,552
Kawasaki Heavy Industries Ltd.	1,202,945	3,828,555
KDDI Corp.	233,500	17,533,282
Keihin Electric Express Railway Co. Ltd.	391,061	3,455,378
Keio Corp.	489,410	3,912,534
Keisei Electric Railway Co.	236,000	2,253,317
Keyence Corp.	39,562	11,144,285
Kikkoman Corp.	145,849	2,267,433
Kinden Corp.	102,000	676,772
Kintetsu Corp. (d)	1,380,100	5,806,872
Kirin Holdings Co. Ltd.	758,256	11,002,851
Kobe Steel Ltd. (a)	2,116,000	2,853,598
Koito Manufacturing Co. Ltd.	79,000	1,287,830
Komatsu Ltd.	810,245	20,437,509
Konami Corp.	89,000	1,729,302
Konica Minolta Holdings, Inc.	421,500	3,219,571
Kubota Corp.	952,864	11,503,450
Kuraray Co. Ltd.	305,186	4,148,607
Kurita Water Industries Ltd.	98,200	1,962,093
Kyocera Corp.	133,002	11,565,391
Kyowa Hakko Kirin Co., Ltd.	221,689	2,322,365
Lawson, Inc.	53,016	3,940,881
LIXIL Group Corp.	227,959	4,672,803
Mabuchi Motor Co. Ltd.	20,821	1,024,315
Makita Corp.	98,200	4,449,671
Marubeni Corp.	1,433,244	10,468,294
Marui Group Co. Ltd.	181,449	1,548,453
Maruichi Steel Tube Ltd.	41,700	1,019,893
Common Stocks - continued
	Shares	Value
Japan - continued
Mazda Motor Corp. (a)	2,309,000	$ 6,950,167
McDonald's Holdings Co. (Japan) Ltd.	53,800	1,347,757
Medipal Holdings Corp.	126,100	1,629,818
Meiji Holdings Co. Ltd.	54,129	2,330,076
Miraca Holdings, Inc.	47,400	2,288,435
Mitsubishi Chemical Holdings Corp.	1,155,775	5,424,125
Mitsubishi Corp.	1,220,202	24,209,207
Mitsubishi Electric Corp.	1,678,106	13,668,896
Mitsubishi Estate Co. Ltd.	1,084,723	27,033,230
Mitsubishi Gas Chemical Co., Inc.	327,867	2,320,431
Mitsubishi Heavy Industries Ltd.	2,633,256	14,602,369
Mitsubishi Logistics Corp.	113,000	1,837,210
Mitsubishi Materials Corp.	935,937	2,847,494
Mitsubishi Motors Corp. of Japan (a)	3,585,000	3,945,086
Mitsubishi Tanabe Pharma Corp.	187,300	2,657,239
Mitsubishi UFJ Financial Group, Inc.	11,056,230	61,278,361
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,660	2,341,980
Mitsui & Co. Ltd.	1,510,123	22,385,467
Mitsui Chemicals, Inc.	745,683	1,769,881
Mitsui Fudosan Co. Ltd.	725,677	18,460,959
Mitsui OSK Lines Ltd.	938,285	3,289,919
Mizuho Financial Group, Inc.	19,828,000	43,610,133
MS&AD Insurance Group Holdings, Inc.	467,884	9,681,751
Murata Manufacturing Co. Ltd.	176,354	11,358,651
Nabtesco Corp.	92,600	1,707,341
Namco Bandai Holdings, Inc.	158,950	2,527,698
NEC Corp. (a)	2,282,951	5,640,261
Nexon Co. Ltd.	106,900	969,931
NGK Insulators Ltd.	232,309	2,506,300
NGK Spark Plug Co. Ltd.	150,000	2,278,563
NHK Spring Co. Ltd.	132,700	1,155,345
Nidec Corp. (d)	94,042	5,532,786
Nikon Corp.	291,638	6,544,471
Nintendo Co. Ltd.	92,796	8,976,889
Nippon Building Fund, Inc.	599	6,701,510
Nippon Electric Glass Co. Ltd.	328,000	1,613,637
Nippon Express Co. Ltd.	748,546	3,286,851
Nippon Meat Packers, Inc.	154,740	2,417,343
Nippon Paper Group, Inc. (d)	83,100	1,447,010
Nippon Steel Corp.	6,594,636	17,857,952
Nippon Telegraph & Telephone Corp.	379,100	17,322,100
Nippon Yusen KK	1,352,578	3,400,050
Nishi-Nippon City Bank Ltd.	560,000	1,468,120
Nissan Motor Co. Ltd.	2,157,548	21,858,800
Nisshin Seifun Group, Inc.	167,090	2,192,053
Nissin Food Holdings Co. Ltd.	49,723	1,976,796
Nitori Holdings Co. Ltd.	32,000	2,385,586
Nitto Denko Corp.	143,594	8,443,060
NKSJ Holdings, Inc.	326,903	6,923,191
NOK Corp.	83,500	1,151,289
Nomura Holdings, Inc.	3,152,747	18,087,026
Nomura Real Estate Holdings, Inc.	85,200	1,530,456

	Shares	Value
Nomura Real Estate Office Fund, Inc.	233	$ 1,430,327
Nomura Research Institute Ltd.	84,600	1,916,712
NSK Ltd.	371,576	2,898,365
NTT Data Corp.	1,063	3,375,131
NTT DoCoMo, Inc.	13,262	20,502,880
NTT Urban Development Co.	953	970,581
Obayashi Corp.	547,704	2,818,587
Odakyu Electric Railway Co. Ltd.	546,000	5,761,010
Oji Holdings Corp.	699,352	2,663,408
Olympus Corp. (a)	197,229	4,325,888
Omron Corp.	174,060	4,215,824
Ono Pharmaceutical Co. Ltd.	70,300	3,731,535
Oracle Corp. Japan	31,300	1,316,970
Oriental Ld Co. Ltd.	43,556	6,433,074
ORIX Corp.	91,888	10,230,706
Osaka Gas Co. Ltd.	1,604,525	6,231,837
Osaka Securities Exchange Co. Ltd.	44,300	3,374,237
Otsuka Corp.	13,500	1,370,536
Otsuka Holdings Co. Ltd.	316,700	10,140,960
Panasonic Corp.	1,914,273	13,772,169
Park24 Co. Ltd.	82,700	1,511,423
Rakuten, Inc.	620,100	5,358,724
Resona Holdings, Inc.	1,651,700	7,573,336
Ricoh Co. Ltd.	565,770	6,067,271
Rinnai Corp.	27,200	1,951,451
ROHM Co. Ltd.	81,244	2,879,345
Sankyo Co. Ltd. (Gunma)	43,000	1,811,576
Sanrio Co. Ltd. (d)	38,700	1,530,214
Santen Pharmaceutical Co. Ltd.	62,400	2,793,829
SBI Holdings, Inc. Japan	201,060	1,596,506
Secom Co. Ltd.	182,067	9,349,864
Sega Sammy Holdings, Inc.	176,300	3,254,389
Sekisui Chemical Co. Ltd.	372,293	3,610,868
Sekisui House Ltd.	463,467	5,365,197
Seven & i Holdings Co., Ltd.	653,600	19,081,255
Seven Bank Ltd.	487,400	1,283,047
Sharp Corp. (d)	844,675	2,679,193
Shikoku Electric Power Co., Inc.	149,100	1,825,747
Shimadzu Corp.	210,000	1,327,651
Shimamura Co. Ltd.	18,300	1,869,684
SHIMANO, Inc.	63,000	4,519,905
SHIMIZU Corp.	534,416	1,718,157
Shin-Etsu Chemical Co., Ltd.	356,462	21,920,739
Shinsei Bank Ltd.	1,281,000	2,819,333
Shionogi & Co. Ltd.	263,391	5,367,845
Shiseido Co. Ltd.	306,750	4,067,275
Shizuoka Bank Ltd.	505,274	5,020,578
Showa Denko KK	1,226,336	1,905,193
Showa Shell Sekiyu KK	170,600	1,235,005
SMC Corp.	46,171	8,009,814
So-net M3, Inc.	534	919,478
Softbank Corp.	822,030	30,463,620
Sojitz Corp.	1,018,500	1,560,330
Sony Corp. (d)	872,285	12,722,762
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	148,200	$ 2,340,757
Stanley Electric Co. Ltd.	124,125	2,161,374
Sumco Corp.	92,200	922,099
Sumitomo Chemical Co. Ltd.	1,267,334	3,746,353
Sumitomo Corp.	977,542	11,959,571
Sumitomo Electric Industries Ltd.	658,106	7,668,081
Sumitomo Heavy Industries Ltd.	460,822	2,033,404
Sumitomo Metal Mining Co. Ltd.	447,065	7,046,736
Sumitomo Mitsui Financial Group, Inc.	1,165,400	46,510,051
Sumitomo Mitsui Trust Holdings, Inc.	2,679,722	10,407,810
Sumitomo Realty & Development Co. Ltd.	309,000	10,451,127
Sumitomo Rubber Industries Ltd.	144,000	2,243,349
Suzuken Co. Ltd.	59,760	2,079,253
Suzuki Motor Corp.	311,900	7,460,161
Sysmex Corp.	63,500	3,329,485
T&D Holdings, Inc.	508,800	6,038,192
Taiheiyo Cement Corp.	995,000	2,458,248
Taisei Corp.	861,594	2,546,949
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,175,523
Taiyo Nippon Sanso Corp.	203,000	1,425,752
Takashimaya Co. Ltd.	239,000	1,871,982
Takeda Pharmaceutical Co. Ltd.	685,142	35,443,476
TDK Corp.	104,525	3,608,588
Teijin Ltd.	773,341	1,793,811
Terumo Corp.	140,812	6,183,028
The Chugoku Bank Ltd.	149,000	2,184,605
The Hachijuni Bank Ltd.	362,000	1,937,124
The Suruga Bank Ltd.	176,000	2,586,169
THK Co. Ltd.	100,800	1,882,455
Tobu Railway Co. Ltd.	874,297	4,801,135
Toho Co. Ltd.	107,554	2,067,766
Toho Gas Co. Ltd.	344,000	1,900,183
Tohoku Electric Power Co., Inc. (a)	380,090	2,940,172
Tokio Marine Holdings, Inc.	604,500	17,073,912
Tokyo Electric Power Co. (a)	1,266,918	2,870,350
Tokyo Electron Ltd.	150,618	6,987,349
Tokyo Gas Co. Ltd.	2,150,395	10,393,537
Tokyu Corp.	966,954	5,789,831
Tokyu Land Corp.	357,000	2,696,084
TonenGeneral Sekiyu KK	234,856	2,331,077
Toppan Printing Co. Ltd.	474,013	3,191,111
Toray Industries, Inc.	1,276,883	7,866,007
Toshiba Corp.	3,491,880	16,086,231
Toto Ltd.	243,185	2,198,609
Toyo Seikan Kaisha Ltd.	136,000	1,976,394
Toyo Suisan Kaisha Ltd.	80,000	2,343,295
Toyoda Gosei Co. Ltd.	56,700	1,309,685
Toyota Boshoku Corp.	55,400	755,482
Toyota Industries Corp.	147,686	5,273,931
Toyota Motor Corp.	2,392,651	122,885,559
Toyota Tsusho Corp.	185,200	4,719,413
Trend Micro, Inc.	92,700	2,620,283

	Shares	Value
Tsumura & Co.	52,700	$ 1,844,983
Ube Industries Ltd.	843,605	1,783,866
Unicharm Corp.	98,280	5,693,857
Ushio, Inc.	85,500	939,033
USS Co. Ltd.	19,780	2,174,541
West Japan Railway Co.	146,800	6,485,554
Yahoo! Japan Corp.	12,454	5,273,703
Yakult Honsha Co. Ltd. (d)	84,466	3,139,339
Yamada Denki Co. Ltd. (d)	75,825	2,756,826
Yamaguchi Financial Group, Inc.	184,000	1,719,107
Yamaha Corp.	144,743	1,438,217
Yamaha Motor Co. Ltd.	237,900	2,843,815
Yamato Holdings Co. Ltd.	322,832	5,402,011
Yamato Kogyo Co. Ltd.	39,700	1,136,305
Yamazaki Baking Co. Ltd.	95,000	1,200,183
Yaskawa Electric Corp.	174,000	1,569,360
Yokogawa Electric Corp.	190,200	1,910,413
TOTAL JAPAN		2,012,306,971
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	866,483	12,972,706
Millicom International Cellular SA (depository receipt)	54,428	4,270,991
SES SA FDR (France) unit	265,156	8,162,793
Subsea 7 SA	244,665	5,783,448
Tenaris SA	410,374	8,443,637
TOTAL LUXEMBOURG		39,633,575
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	76
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,459,680	3,390,497
Netherlands - 2.7%
AEGON NV	1,535,121	9,138,043
Akzo Nobel NV	206,175	13,170,575
ASML Holding NV (Netherlands)	273,067	19,381,276
Corio NV	54,555	2,516,710
D.E. Master Blenders 1753 NV (a)	499,397	6,018,499
Delta Lloyd NV	151,351	2,679,406
European Aeronautic Defence and Space Co. (EADS) NV	394,396	20,173,927
Fugro NV (Certificaten Van Aandelen)	58,718	2,797,681
Gemalto NV	69,209	6,301,414
Heineken Holding NV (A Shares)	93,458	5,856,676
Heineken NV (Bearer)	198,947	14,854,259
ING Groep NV (Certificaten Van Aandelen) (a)	3,312,123	26,516,269
Koninklijke Ahold NV	879,087	12,624,612
Koninklijke Boskalis Westminster NV	62,454	2,676,038
Koninklijke KPN NV (d)	884,593	3,018,857
Koninklijke Philips Electronics NV	847,093	23,931,565
QIAGEN NV (a)	201,076	4,273,740
Randstad Holding NV	101,052	4,296,250
Common Stocks - continued
	Shares	Value
Netherlands - continued
Reed Elsevier NV	586,731	$ 8,916,317
Royal DSM NV	134,271	7,860,340
STMicroelectronics NV	548,997	4,371,542
TNT Express NV	270,471	2,048,058
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,406,935	54,562,905
Vopak NV	60,401	4,345,783
Wolters Kluwer NV (Certificaten Van Aandelen)	250,592	4,992,467
Ziggo NV	101,123	3,419,347
TOTAL NETHERLANDS		270,742,556
New Zealand - 0.1%
Auckland International Airport Ltd.	745,860	1,744,985
Contact Energy Ltd.	295,135	1,315,096
Fletcher Building Ltd.	582,032	4,402,668
Sky City Entertainment Group Ltd.	556,571	1,955,498
Telecom Corp. of New Zealand Ltd.	1,640,384	3,281,775
TOTAL NEW ZEALAND		12,700,022
Norway - 0.7%
Aker Solutions ASA	141,961	2,796,835
DnB NOR ASA	841,986	12,540,248
Gjensidige Forsikring ASA	168,366	2,690,888
Norsk Hydro ASA	813,467	3,599,223
Orkla ASA (A Shares)	651,421	5,332,150
StatoilHydro ASA	963,836	23,926,932
Telenor ASA	607,154	13,072,314
Yara International ASA	162,047	7,745,692
TOTAL NORWAY		71,704,282
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	1,742,100	2,094,721
Energias de Portugal SA	1,682,156	5,046,727
Galp Energia SGPS SA Class B	236,440	3,648,648
Jeronimo Martins SGPS SA	186,403	3,714,867
Portugal Telecom SGPS SA (Reg.) (d)	519,863	2,626,084
TOTAL PORTUGAL		17,131,047
Singapore - 1.6%
Ascendas Real Estate Investment Trust	1,606,183	3,333,245
CapitaCommercial Trust (REIT)	1,675,000	2,245,236
CapitaLand Ltd.	2,240,437	7,073,731
CapitaMall Trust	2,049,200	3,557,639
CapitaMalls Asia Ltd.	1,166,000	1,958,398
City Developments Ltd.	429,000	3,869,453
ComfortDelgro Corp. Ltd.	1,642,784	2,546,952
DBS Group Holdings Ltd.	1,585,020	19,339,189
Global Logistic Properties Ltd.	1,872,000	3,839,535
Hutchison Port Holdings Trust	4,574,000	3,704,940
Jardine Cycle & Carriage Ltd.	93,267	3,886,125
Keppel Corp. Ltd.	1,252,400	11,771,589
Keppel Ld Ltd.	672,000	2,257,364

	Shares	Value
Olam International Ltd.	1,348,700	$ 1,813,296
Oversea-Chinese Banking Corp. Ltd.	2,234,793	18,226,267
SembCorp Industries Ltd.	838,130	3,580,190
SembCorp Marine Ltd.	749,800	2,718,509
Singapore Airlines Ltd.	451,425	3,969,653
Singapore Exchange Ltd.	732,000	4,492,248
Singapore Press Holdings Ltd.	1,419,021	4,789,654
Singapore Technologies Engineering Ltd.	1,314,161	4,510,000
Singapore Telecommunications Ltd.	6,915,827	19,210,631
StarHub Ltd.	520,000	1,759,367
United Overseas Bank Ltd.	1,101,829	16,975,854
UOL Group Ltd.	382,984	2,013,264
Wilmar International Ltd.	1,663,000	4,767,159
Yangzijiang Shipbuilding Holdings Ltd.	1,681,000	1,309,888
TOTAL SINGAPORE		159,519,376
Spain - 2.9%
Abertis Infraestructuras SA	324,996	5,711,058
ACS Actividades de Construccion y Servicios SA (d)	119,956	2,850,276
Amadeus IT Holding SA Class A	273,293	6,993,234
Banco Bilbao Vizcaya Argentaria SA	4,721,768	45,741,308
Banco de Sabadell SA (d)	2,448,849	5,329,557
Banco Popular Espanol SA	4,753,712	4,127,129
Banco Santander SA (Spain)	9,135,615	69,173,609
Bankia SA (a)(d)	828,423	351,503
Cintra Concesiones de Infrastructuras de Transporte SA	350,361	5,493,540
Criteria CaixaCorp SA (d)	969,371	3,976,397
Distribuidora Internacional de Alimentacion SA	544,427	4,252,577
Enagas SA	166,787	3,994,601
Gas Natural SDG SA	298,392	5,919,450
Grifols SA (d)	132,112	4,706,085
Grupo Acciona SA (d)	23,608	1,449,840
Iberdrola SA	4,087,541	20,225,294
Inditex SA	189,036	25,333,604
International Consolidated Airlines Group SA CDI (a)	780,265	2,831,413
MAPFRE SA (Reg.)	646,648	2,104,669
Red Electrica Corporacion SA	94,167	5,210,186
Repsol YPF SA	721,813	15,369,940
Telefonica SA	3,552,075	46,362,939
Zardoya Otis SA	128,897	1,819,123
TOTAL SPAIN		289,327,332
Sweden - 3.2%
Alfa Laval AB	293,092	6,820,414
ASSA ABLOY AB (B Shares)	288,586	11,445,451
Atlas Copco AB:
(A Shares)	583,310	16,956,162
(B Shares)	336,490	8,709,594
Boliden AB	233,265	3,960,246
Electrolux AB (B Shares)	222,675	5,684,455
Elekta AB (B Shares) (d)	316,468	4,746,482
Common Stocks - continued
	Shares	Value
Sweden - continued
Getinge AB (B Shares)	170,552	$ 5,134,440
H&M Hennes & Mauritz AB (B Shares)	822,731	29,525,909
Hexagon AB (B Shares)	205,579	5,861,516
Husqvarna AB (B Shares)	387,673	2,395,907
Industrivarden AB Series C	92,520	1,650,866
Investment AB Kinnevik	179,090	4,084,450
Investor AB (B Shares)	396,878	11,628,843
Lundin Petroleum AB (a)	193,267	4,389,851
Nordea Bank AB	2,280,340	26,391,355
Ratos AB (B Shares)	158,647	1,630,036
Sandvik AB	867,399	14,095,871
Scania AB (B Shares)	278,764	5,801,657
Securitas AB (B Shares)	279,842	2,606,995
Skandinaviska Enskilda Banken AB (A Shares)	1,219,801	12,702,724
Skanska AB (B Shares)	329,314	5,845,509
SKF AB (B Shares)	341,047	8,389,860
Svenska Cellulosa AB (SCA) (B Shares)	503,226	12,301,702
Svenska Handelsbanken AB (A Shares)	429,710	18,676,977
Swedbank AB (A Shares)	700,541	16,843,573
Swedish Match Co. AB	175,789	5,756,890
Tele2 AB (B Shares)	273,644	4,358,062
Telefonaktiebolaget LM Ericsson (B Shares)	2,639,359	32,085,615
TeliaSonera AB	1,877,434	12,883,156
Volvo AB (B Shares)	1,303,312	19,547,463
TOTAL SWEDEN		322,912,031
Switzerland - 8.9%
ABB Ltd. (Reg.)	1,903,134	43,297,362
Actelion Ltd.	93,538	4,826,094
Adecco SA (Reg.)	115,114	6,564,433
Aryzta AG	75,216	4,321,329
Baloise Holdings AG	42,496	3,812,988
Banque Cantonale Vaudoise (Bearer)	3,995	2,276,038
Barry Callebaut AG	1,518	1,481,884
Compagnie Financiere Richemont SA Series A	452,089	36,343,653
Credit Suisse Group	1,086,005	28,950,466
Ems-Chemie Holding AG	6,938	1,956,008
Geberit AG (Reg.)	34,994	8,460,088
Givaudan SA	7,262	8,677,521
Holcim Ltd. (Reg.)	196,983	15,919,623
Julius Baer Group Ltd.	190,677	7,225,912
Kuehne & Nagel International AG	47,248	5,434,049
Lindt & Spruengli AG	95	4,053,691
Lindt & Spruengli AG (participation certificate)	785	2,834,141
Lonza Group AG	43,952	2,745,535
Nestle SA	2,793,781	195,035,435
Novartis AG	1,991,817	134,882,143
Pargesa Holding SA	25,831	1,845,071
Partners Group Holding AG	14,886	3,439,995

	Shares	Value
Roche Holding AG (participation certificate)	608,346	$ 139,349,073
Schindler Holding AG:
(participation certificate)	43,262	6,701,848
(Reg.)	19,147	2,880,323
SGS SA (Reg.)	4,757	12,089,165
Sika AG (Bearer)	1,810	4,491,689
Sonova Holding AG Class B	43,220	5,173,673
Sulzer AG (Reg.)	20,818	3,644,760
Swatch Group AG (Bearer)	26,971	15,337,184
Swatch Group AG (Bearer) (Reg.)	35,898	3,648,015
Swiss Life Holding AG	26,389	4,330,127
Swiss Prime Site AG	44,891	3,604,020
Swiss Re Ltd.	304,246	24,328,644
Swisscom AG	19,903	9,054,347
Syngenta AG (Switzerland)	80,796	34,288,683
Transocean Ltd. (Switzerland)	310,999	16,364,526
UBS AG	3,156,508	49,873,806
Zurich Insurance Group AG	127,202	34,809,893
TOTAL SWITZERLAND		894,353,235
United Kingdom - 20.5%
3I Group PLC	811,493	3,944,366
Aberdeen Asset Management PLC	779,605	5,084,426
Admiral Group PLC	179,105	3,399,108
Aggreko PLC	236,251	6,078,542
AMEC PLC	269,286	4,264,952
Anglo American PLC (United Kingdom)	1,206,241	35,171,215
Antofagasta PLC	337,784	5,600,917
ARM Holdings PLC	1,196,630	17,324,184
Associated British Foods PLC	309,375	8,692,128
AstraZeneca PLC (United Kingdom)	1,092,046	49,519,003
Aviva PLC	2,551,590	13,733,093
Babcock International Group PLC	306,191	4,984,161
BAE Systems PLC	2,816,033	15,170,095
Balfour Beatty PLC	587,853	2,545,204
Barclays PLC	10,083,098	46,784,744
BG Group PLC	2,949,534	52,151,353
BHP Billiton PLC	1,831,875	57,806,397
BP PLC	16,530,609	110,846,445
British American Tobacco PLC (United Kingdom)	1,675,411	87,160,596
British Land Co. PLC	736,164	6,337,826
British Sky Broadcasting Group PLC	945,705	12,201,969
BT Group PLC	6,828,595	27,715,416
Bunzl PLC	291,648	5,579,226
Burberry Group PLC	386,477	8,067,556
Capita Group PLC	570,693	7,129,615
Capital Shopping Centres Group PLC	454,945	2,296,210
Carnival PLC	160,195	6,009,217
Centrica PLC	4,498,254	24,027,573
Cobham PLC	913,258	3,205,950
Compass Group PLC	1,588,108	19,285,960
Croda International PLC	118,257	4,650,094
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diageo PLC	2,170,933	$ 65,097,964
Eurasian Natural Resources Corp. PLC	216,398	1,110,922
Evraz PLC	292,847	1,212,395
Fresnillo PLC	152,342	3,589,145
G4S PLC (United Kingdom)	1,213,882	5,342,249
GKN PLC	1,431,364	5,928,061
GlaxoSmithKline PLC	4,256,079	93,790,184
Hammerson PLC	611,193	4,584,128
Hargreaves Lansdown PLC	198,870	2,615,702
HSBC Holdings PLC (United Kingdom)	15,953,686	176,697,804
ICAP PLC	461,866	2,333,244
IMI PLC	282,536	5,242,038
Imperial Tobacco Group PLC	855,341	31,012,522
Inmarsat PLC	381,645	3,772,019
InterContinental Hotel Group PLC	229,649	6,658,867
Intertek Group PLC	139,021	7,042,011
Invensys PLC	696,977	3,786,367
Investec PLC	454,370	3,304,514
ITV PLC	3,175,193	5,982,623
J Sainsbury PLC	1,075,428	5,641,651
Johnson Matthey PLC	180,113	6,284,530
Kazakhmys PLC	178,937	1,680,315
Kingfisher PLC	2,073,402	8,712,909
Land Securities Group PLC	672,488	8,462,542
Legal & General Group PLC	5,102,901	12,393,911
Lloyds Banking Group PLC (a)	36,587,645	30,075,229
London Stock Exchange Group PLC	149,886	3,033,310
Marks & Spencer Group PLC	1,398,365	7,876,720
Meggitt PLC	666,268	4,594,923
Melrose PLC	1,054,574	4,138,790
National Grid PLC	3,174,996	35,078,258
Next PLC	140,853	8,972,467
Old Mutual PLC	4,222,968	12,973,069
Pearson PLC	707,551	12,379,704
Prudential PLC	2,215,214	32,879,879
Reckitt Benckiser Group PLC	560,757	37,677,344
Reed Elsevier PLC	1,043,632	11,225,185
Rexam PLC	688,032	5,370,243
Rio Tinto PLC	1,162,410	62,156,818
Rolls-Royce Group PLC	1,623,207	25,314,358
Royal & Sun Alliance Insurance Group PLC	3,055,837	5,595,480
Royal Bank of Scotland Group PLC (a)	1,842,748	9,026,800
Royal Dutch Shell PLC:
Class A (Netherlands)	55,606	1,826,356
Class A (United Kingdom)	3,186,091	104,645,785
Class B (United Kingdom)	2,271,273	76,429,969
SABMiller PLC	829,631	41,244,051
Sage Group PLC	1,121,951	5,786,990

	Shares	Value
Schroders PLC	93,701	$ 2,831,610
Scottish & Southern Energy PLC	827,116	18,144,066
Segro PLC	611,175	2,372,661
Serco Group PLC	429,654	3,718,557
Severn Trent PLC	208,569	5,122,671
Smith & Nephew PLC	779,082	8,345,470
Smiths Group PLC	336,438	6,436,059
Standard Chartered PLC (United Kingdom)	2,089,395	56,928,112
Standard Life PLC	2,034,954	10,882,123
Tate & Lyle PLC	397,529	4,899,955
Tesco PLC	6,966,890	39,063,470
The Weir Group PLC	185,225	6,586,537
TUI Travel PLC	416,653	2,005,601
Tullow Oil PLC	786,412	14,483,340
Unilever PLC	1,111,414	44,260,442
United Utilities Group PLC	594,882	6,651,173
Vedanta Resources PLC	98,791	1,762,482
Vodafone Group PLC	42,653,684	106,983,824
Whitbread PLC	151,980	5,817,061
WM Morrison Supermarkets PLC	2,009,502	7,913,945
Xstrata PLC	1,822,323	32,137,953
TOTAL UNITED KINGDOM		2,054,694,998
TOTAL COMMON STOCKS (Cost $9,789,242,801)		9,745,150,149
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA (a)	235,965	28,711,575
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	44,105	2,867,836
Henkel AG & Co. KGaA	155,124	13,672,269
Porsche Automobil Holding SE (Germany)	133,022	10,546,789
ProSiebenSat.1 Media AG	89,616	3,088,752
RWE AG (non-vtg.)	33,945	1,216,499
Volkswagen AG	125,638	27,433,464
TOTAL GERMANY		58,825,609
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,345,527	3,456,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $66,038,680)		90,993,988
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.15% 4/25/13 to 9/19/13 (e) (Cost $17,991,606)	$ 18,000,000	$ 17,991,398
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	284,240,539	284,240,539
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	130,790,746	130,790,746
TOTAL MONEY MARKET FUNDS (Cost $415,031,285)		415,031,285
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $10,288,304,372)		10,269,166,820
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(238,260,795)
NET ASSETS - 100%		$ 10,030,906,025
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
70 CAC 40 Index Contracts (France)	March 2013	$ 3,402,394	$ 30,243
115 CME NIKKEI 225 Index Contracts (Japan)	March 2013	7,146,402	394,211
42 EUREX DAX Index Contracts	March 2013	10,624,598	64,053
1,218 EUREX Dow Jones EURO STOXX 50 Index Contracts (European Union)	March 2013	41,900,713	(1,203,947)
48 Hang Seng Index Contracts (Hong Kong)	March 2013	7,108,773	(472)
549 LIFFE FTSE 100 Index Contracts (United Kingdom)	March 2013	52,957,432	1,369,406
432 OMX Stockholm 30 Index Contracts (Sweden)	March 2013	7,993,877	116,484
176 SFE SPI 200 Index Contracts	March 2013	22,853,922	977,902
75 Singapore Exch Derivatives Ltd.	March 2013	4,471,899	(40,060)

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
200 TSE TOPIX Index Contracts	March 2013	$ 20,951,558	$ 397,481
155 TSE TOPIX Index Contracts	June 2013	16,103,678	94,692
TOTAL EQUITY INDEX CONTRACTS		$ 195,515,246	$ 2,199,993

The face value of futures purchased as a percentage of net assets is 1.9%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy with Goldman Sachs
21,700,000 AUD	March 2013	22,134,170	(621,067)
42,900,000 EUR	March 2013	56,015,388	(1,462,598)
35,200,000 GBP	March 2013	53,394,498	(3,212,078)
4,060,000,000 JPY	March 2013	43,804,517	(3,707,304)
52,700,000 SEK	March 2013	8,145,207	(32,286)
		$ 183,493,780	$ (9,035,333)

(Payable Amount $192,529,113)

The value of contracts to buy as a percentage of net assets - 1.8%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,501,664.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 200,453
Fidelity Securities Lending Cash Central Fund	3,123,655
Total	$ 3,324,108
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,070,000,006	$ 796,826,332	$ 273,173,674	$ -
Consumer Staples	1,168,468,766	657,108,149	511,360,617	-
Energy	717,413,316	254,098,161	463,315,155	-
Financials	2,485,832,322	1,740,942,419	744,889,816	87
Health Care	982,928,863	475,637,279	507,291,584	-
Industrials	1,237,916,173	1,087,959,992	149,956,181	-
Information Technology	424,471,152	230,913,570	193,557,582	-
Materials	928,927,199	633,180,099	295,747,100	-
Telecommunication Services	464,355,031	217,942,836	246,412,195	-
Utilities	355,831,309	316,857,858	38,973,451	-
Government Obligations	17,991,398	-	17,991,398	-
Money Market Funds	415,031,285	415,031,285	-	-
Total Investments in Securities:	$ 10,269,166,820	$ 6,826,497,980	$ 3,442,668,753	$ 87
Derivative Instruments:
Assets
Futures Contracts	$ 3,444,472	$ 3,444,472	$ -	$ -
Liabilities
Forward Foreign Currency Contracts	$ (9,035,333)	$ -	$ (9,035,333)	$ -
Futures Contracts	(1,244,479)	(1,244,479)	-	-
Total Liabilities	$ (10,279,812)	$ (1,244,479)	$ (9,035,333)	$ -
Total Derivative Instruments:	$ (6,835,340)	$ 2,199,993	$ (9,035,333)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 306,488,007
Level 2 to Level 1	$ 24,368,273
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 3,444,472	$ (1,244,479)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	-	(9,035,333)
Total Value of Derivatives	$ 3,444,472	$ (10,279,812)
(a) Value is disclosed net on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $123,106,373) - See accompanying schedule: Unaffiliated issuers (cost $9,873,273,087)	$ 9,854,135,535
Fidelity Central Funds (cost $415,031,285)	415,031,285
Total Investments (cost $10,288,304,372)		$ 10,269,166,820
Foreign currency held at value (cost $8,299,148)		8,274,245
Receivable for investments sold		2,139,628
Receivable for fund shares sold		40,670,694
Dividends receivable		30,788,018
Distributions receivable from Fidelity Central Funds		150,292
Receivable for daily variation margin on futures contracts		3,265,352
Receivable from investment adviser for expense reductions		284,086
Other receivables		2,418
Total assets		10,354,741,553

Liabilities
Payable for investments purchased	$ 161,184,895
Unrealized depreciation on foreign currency contracts	9,035,333
Payable for closed foreign currency contracts	458,137
Payable for fund shares redeemed	21,063,654
Accrued management fee	499,479
Other affiliated payables	803,284
Collateral on securities loaned, at value	130,790,746
Total liabilities		323,835,528

Net Assets		$ 10,030,906,025
Net Assets consist of:
Paid in capital		$ 10,692,409,688
Undistributed net investment income		9,035,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(643,340,907)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(27,198,094)
Net Assets		$ 10,030,906,025

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($2,282,743,134 ÷ 64,657,566 shares)	$ 35.31

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,322,884,388 ÷ 150,749,541 shares)	$ 35.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,269,545,087 ÷ 35,950,229 shares)	$ 35.31

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,155,733,416 ÷ 32,728,260 shares)	$ 35.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 312,936,755
Interest		25,070
Income from Fidelity Central Funds (including $3,123,655 from security lending)		3,324,108
Income before foreign taxes withheld		316,285,933
Less foreign taxes withheld		(21,433,633)
Total income		294,852,300

Expenses
Management fee	$ 5,276,000
Transfer agent fees	8,789,006
Independent trustees' compensation	57,027
Miscellaneous	22,592
Total expenses before reductions	14,144,625
Expense reductions	(2,378,678)	11,765,947
Net investment income (loss)		283,086,353
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(90,747,705)
Foreign currency transactions	(4,711,849)
Futures contracts	16,416,860
Total net realized gain (loss)		(79,042,694)
Change in net unrealized appreciation (depreciation) on: Investment securities	702,911,670
Assets and liabilities in foreign currencies	(8,679,624)
Futures contracts	(4,222,110)
Total change in net unrealized appreciation (depreciation)		690,009,936
Net gain (loss)		610,967,242
Net increase (decrease) in net assets resulting from operations		$ 894,053,595

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 283,086,353	$ 307,056,865
Net realized gain (loss)	(79,042,694)	116,950,073
Change in net unrealized appreciation (depreciation)	690,009,936	(1,208,752,485)
Net increase (decrease) in net assets resulting from operations	894,053,595	(784,745,547)
Distributions to shareholders from net investment income	(263,200,177)	(282,810,129)
Distributions to shareholders from net realized gain	(10,605,696)	(5,246,083)
Total distributions	(273,805,873)	(288,056,212)
Share transactions - net increase (decrease)	690,478,893	(204,144,449)
Redemption fees	579,443	929,822
Total increase (decrease) in net assets	1,311,306,058	(1,276,016,386)

Net Assets
Beginning of period	8,719,599,967	9,995,616,353
End of period (including undistributed net investment income of $9,035,338 and undistributed net investment income of $1,453,417, respectively)	$ 10,030,906,025	$ 8,719,599,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) B	1.03	1.19	.94	.82	1.30
Net realized and unrealized gain (loss)	2.23	(4.28)	5.45	10.93	(22.75)
Total from investment operations	3.26	(3.09)	6.39	11.75	(21.45)
Distributions from net investment income	(.97)	(1.12)	(.81)	(.74)	(.94)
Distributions from net realized gain	(.04)	(.02)	(.03)	(.12)	-
Total distributions	(1.01)	(1.14)	(.84)	(.86)	(.94)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Total Return A	10.01%	(7.92)%	20.34%	56.36%	(50.03)%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.11%	.10%	.10%	.10%
Expenses net of all reductions	.20%	.11%	.10%	.10%	.10%
Net investment income (loss)	3.16%	3.54%	2.84%	2.72%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776
Portfolio turnover rate D	1%	9%	1%	2%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) B	1.06	1.20	.96	.83	1.31
Net realized and unrealized gain (loss)	2.22	(4.28)	5.44	10.93	(22.75)
Total from investment operations	3.28	(3.08)	6.40	11.76	(21.44)
Distributions from net investment income	(1.00)	(1.12)	(.82)	(.75)	(.95)
Distributions from net realized gain	(.04)	(.02)	(.03)	(.12)	-
Total distributions	(1.04)	(1.14)	(.85)	(.87)	(.95)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Total Return A	10.07%	(7.87)%	20.38%	56.40%	(50.02)%
Ratios to Average Net Assets C, E
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.12%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.24%	3.57%	2.87%	2.75%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867
Portfolio turnover rate D	1%	9%	1%	2%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.07	.32
Net realized and unrealized gain (loss)	2.22	2.48 G
Total from investment operations	3.29	2.80
Distributions from net investment income	(1.01)	(1.02)
Distributions from net realized gain	(.04)	-
Total distributions	(1.05)	(1.02)
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 35.31	$ 33.07
Total Return B, C	10.12%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% M	.10% A, M
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,269,545	$ 860,659
Portfolio turnover rate F	1%	9% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Amount not annualized. M Amount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.08	.32
Net realized and unrealized gain (loss)	2.22	2.48 G
Total from investment operations	3.30	2.80
Distributions from net investment income	(1.02)	(1.02)
Distributions from net realized gain	(.04)	-
Total distributions	(1.06)	(1.02)
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 35.31	$ 33.07
Total Return B, C	10.13%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% M	.08% A, M
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	3.30%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,155,733	$ 958,101
Portfolio turnover rate F	1%	9% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Amount not annualized. M Amount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 7,919,966,166	$ 2,377,292,419	$ (857,939,874)	$ 1,519,352,545
Spartan International Index	10,346,418,869	1,936,134,722	(2,013,386,771)	(77,252,049)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 17,833,773	$ 42,251,715	$ -	$ 1,527,074,591
Spartan International Index	-	-	(535,614,445)	(84,624,855)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration

Spartan International Index	(119,933,607)	(148,608,684)	(49,793,394)	(318,335,685)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward

Spartan International Index	(4,442,746)	(212,836,014)	(217,278,760)	(535,614,445)

The tax character of distributions paid was as follows:

February 28, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 123,000,708	$ 200,713,554	$ 323,714,262
Spartan International Index	273,805,873	-	273,805,873
February 29, 2012
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 83,031,372	$ 114,363,034	$ 197,394,406
Spartan International Index	288,056,212	-	288,056,212

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 10,780,134	$ 1,141,781
Totals (a)	$ 10,780,134	$ 1,141,781
Spartan International Index
Equity Risk
Futures Contracts	$ 16,416,860	$ (4,222,110)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,199,896)	(7,581,914)
Totals (a)	$ 13,216,964	$ (11,804,024)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward foreign currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The value reflects each contract's exposure to the underlying currency at period end. Forward foreign currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,506,591,375	701,400,971
Spartan International Index	809,307,027	127,904,054

Spartan International Index delivered securities in-kind through redemptions totaling $10,715,382. Realized gain (loss) of $4,397,603 on securities delivered in-kind through redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%

Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 763,759
Fidelity Advantage Class	497,711
Fidelity Advantage Institutional Class	13
$ 1,261,483

Spartan International Index
Investor Class	$ 4,106,510
Fidelity Advantage Class	4,156,475
Institutional Class	374,144
Fidelity Advantage Institutional Class	151,877
$ 8,789,006

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 17,439
Spartan International Index	22,592

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 15
Spartan International Index
Fidelity Advantage Class	.12%	1,941,715
Institutional Class	.07%	276,843
Fidelity Advantage Institutional Class	.06%	160,105

In addition, FMR reimbursed a portion of Spartan Extended Market Index Fund's operating expenses during the period in the amount of $1,180.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 589
Spartan International Index	15

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012A
Spartan Extended Market Index
From net investment income
Investor Class	$ 34,726,754	$ 44,200,763
Fidelity Advantage Class	88,271,798	25,213,023
Fidelity Advantage Institutional Class	2,156	1,161
Total	$ 123,000,708	$ 69,414,947
From net realized gain
Investor Class	$ 59,938,933	$ 88,449,322
Fidelity Advantage Class	140,771,137	39,529,035
Fidelity Advantage Institutional Class	3,484	1,102
Total	$ 200,713,554	$ 127,979,459
Spartan International Index
From net investment income
Investor Class	$ 87,597,672	$ 148,424,687
Fidelity Advantage Class	109,365,106	91,917,749
Institutional Class	34,315,538	20,201,408
Fidelity Advantage Institutional Class	31,921,861	22,266,285
Total	$ 263,200,177	$ 282,810,129
From net realized gain
Investor Class	$ 3,612,275	$ 3,579,535
Fidelity Advantage Class	4,386,091	1,666,548
Institutional Class	1,352,974	-
Fidelity Advantage Institutional Class	1,254,356	-
Total	$ 10,605,696	$ 5,246,083

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	Year ended February 28, 2013	Year ended February 29, 2012A	Year ended February 28, 2013	Year ended February 29, 2012A
Spartan Extended Market Index
Investor Class
Shares sold	13,321,094	40,837,111	$ 530,659,536	$ 1,555,171,539
Reinvestment of distributions	2,332,565	3,525,601	90,866,565	129,930,899
Shares redeemed	(58,837,328)	(88,688,944)	(2,389,706,038)	(3,356,270,130)
Net increase (decrease)	(43,183,669)	(44,326,232)	$ (1,768,179,937)	$ (1,671,167,692)
Fidelity Advantage Class
Shares sold	89,341,752	68,841,430	$ 3,625,244,734	$ 2,626,867,824
Reinvestment of distributions	5,670,305	1,645,712	220,926,287	59,386,217
Shares redeemed	(27,226,963)	(9,691,823)	(1,083,879,441)	(362,785,045)
Net increase (decrease)	67,785,094	60,795,319	$ 2,762,291,580	$ 2,323,468,996
Fidelity Advantage Institutional Class
Shares sold	2,138	2,884	$ 88,301	$ 100,000
Reinvestment of distributions	145	66	5,640	2,263
Net increase (decrease)	2,283	2,950	$ 93,941	$ 102,263
Spartan International Index
Investor Class
Shares sold	22,480,598	51,659,320	$ 738,516,301	$ 1,725,521,597
Reinvestment of distributions	2,603,169	4,931,710	87,570,598	146,703,273
Shares redeemed	(63,993,981)	(138,930,396)B	(2,162,502,955)	(4,508,596,328)B
Net increase (decrease)	(38,910,214)	(82,339,366)	$ (1,336,416,056)	$ (2,636,371,458)
Fidelity Advantage Class
Shares sold	75,323,150	50,383,664	$ 2,547,792,654	$ 1,659,791,665
Reinvestment of distributions	3,011,886	2,688,031	101,319,852	79,393,189
Shares redeemed	(32,726,415)	(30,064,805)	(1,057,404,449)	(976,577,403)
Net increase (decrease)	45,608,621	23,006,890	$ 1,591,708,057	$ 762,607,451
Institutional Class
Shares sold	16,830,227	26,471,830	$ 541,022,171	$ 810,287,820
Reinvestment of distributions	1,060,233	700,632	35,666,241	20,199,209
Shares redeemed	(7,965,479)B	(1,147,214)	(261,596,672)B	(35,649,587)
Net increase (decrease)	9,924,981	26,025,248	$ 315,091,740	$ 794,837,442
Fidelity Advantage Institutional Class
Shares sold	8,644,925	29,053,528	$ 280,664,871	$ 879,203,212
Reinvestment of distributions	986,213	772,330	33,176,217	22,266,285
Shares redeemed	(5,875,458)	(853,278)	(193,745,936)	(26,687,381)
Net increase (decrease)	3,755,680	28,972,580	$ 120,095,152	$ 874,782,116

A Share transactions Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2013, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Institutional Class	4/15/13	4/12/13	$0.13236	$0.000
Fidelity Advantage Institutional Class	4/15/13	4/12/13	$0.13310	$0.000
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	4/15/13	4/12/13	$0.06874	$0.242
Spartan International Index Fund
Institutional Class	4/15/13	4/12/13	$0.00000	$0.000
Fidelity Advantage Institutional Class	4/15/13	4/12/13	$0.00000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$179,343,233

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2012	December 2012
Spartan Total Market Index Fund
Institutional Class	97%	95%
Fidelity Advantage Institutional Class	94%	95%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	33%	68%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2012	December 2012
Spartan Total Market Index Fund
Institutional Class	98%	99%
Fidelity Advantage Institutional Class	96%	98%
Spartan Extended Market Index Fund
Fidelity Advantage Institutional Class	39%	74%
Spartan International Index Fund
Institutional Class	-	86%
Fidelity Advantage Institutional Class	-	86%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Institutional Class	12/17/12	$1.126	$0.0715
Fidelity Advantage Institutional Class	12/17/12	$1.130	$0.0715

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIF-I-UANNPRO-0413
1.938970.101

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Annual Report

(Fidelity Cover Art)

February 28, 2013

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.100%
Actual		$ 1,000.00	$ 1,097.70	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,098.20	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Institutional Class	.060%
Actual		$ 1,000.00	$ 1,098.10	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Fidelity Advantage Institutional Class	.045%
Actual		$ 1,000.00	$ 1,098.20	$ .23
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .23
Class F	.046%
Actual		$ 1,000.00	$ 1,098.10	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	13.50%	5.46%	9.03%
Spartan Total Market Index Fund - Fidelity Advantage® Class A	13.53%	5.50%	9.06%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund - Investor Class on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 13.50% and 13.53%, respectively, in line with the 13.56% advance of the fund's benchmark, the Dow Jones U.S. Total Stock Market IndexSM. All 10 market sectors in the index generated positive performance, with only three groups - information technology, energy and materials - producing a single-digit gain. Leading the rest were telecommunication services, health care and financials, which returned about 23%, 22% and 22%, respectively. The fund's top individual contributor in absolute terms was Pfizer, a pharmaceutical firm whose shares were up about 35% for the 12-month period. Industrial conglomerate General Electric added value, as did Internet search leader Google. In the financials sector, Berkshire Hathaway, the insurance-focused conglomerate run by billionaire investor Warren Buffett, also did well, as did global financial services institution JPMorgan Chase and telecommunication services provider AT&T, whose shares rose about 24%. The biggest absolute detractor by far was Apple, the personal electronics and computer manufacturer, whose shares returned about -17%, with the negative impact magnified by the stock's large weighting in both the index and fund. Several other notable technology stocks held back results, including microprocessor company Intel and software manufacturer Microsoft. In the energy sector, Apache and Occidental Petroleum saw its shares drop by roughly 31% and 19%, respectively, while Caterpillar, a manufacturer of construction equipment and other heavy machinery, hampered results as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.5	4.0
Exxon Mobil Corp.	2.4	2.6
General Electric Co.	1.5	1.4
Chevron Corp.	1.4	1.4
IBM Corp.	1.3	1.4
Google, Inc. Class A	1.3	1.1
Johnson & Johnson	1.3	1.2
Microsoft Corp.	1.3	1.5
Procter & Gamble Co.	1.2	1.2
AT&T, Inc.	1.2	1.4
	15.4
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	19.3
Financials	17.0	15.7
Consumer Discretionary	12.0	11.9
Health Care	11.8	11.6
Industrials	11.1	10.5
Energy	10.2	10.1
Consumer Staples	9.3	9.6
Materials	3.8	3.8
Utilities	3.5	3.5
Telecommunication Services	2.6	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	27,992	$ 646,615
American Axle & Manufacturing Holdings, Inc. (a)(d)	58,540	740,531
BorgWarner, Inc. (a)(d)	106,804	7,947,286
Cooper Tire & Rubber Co.	54,354	1,374,069
Dana Holding Corp. (d)	143,074	2,393,628
Dorman Products, Inc. (d)	25,196	880,852
Drew Industries, Inc.	16,139	587,137
Exide Technologies (a)	55,732	149,362
Federal-Mogul Corp. Class A (a)(d)	43,356	350,316
Fuel Systems Solutions, Inc. (a)	13,525	187,862
Gentex Corp. (d)	141,938	2,661,338
Gentherm, Inc. (a)(d)	22,586	347,824
Johnson Controls, Inc.	645,200	20,304,444
Lear Corp.	91,325	4,878,582
Modine Manufacturing Co. (a)	32,309	266,226
Motorcar Parts of America, Inc. (a)	7,628	41,725
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	46,888	32,353
Spartan Motors, Inc.	44,931	237,685
Standard Motor Products, Inc.	17,952	443,953
Stoneridge, Inc. (a)	17,302	111,598
Strattec Security Corp.	672	19,118
Superior Industries International, Inc.	24,943	542,510
Tenneco, Inc. (a)	52,551	1,861,882
The Goodyear Tire & Rubber Co. (a)	217,777	2,826,745
Tower International, Inc. (a)	4,070	49,003
TRW Automotive Holdings Corp. (a)	95,106	5,581,771
UQM Technologies, Inc. (a)(d)	38,648	28,986
Visteon Corp. (a)	49,291	2,872,679
		58,366,080
Automobiles - 0.5%
Ford Motor Co.	3,560,625	44,899,481
General Motors Co. (a)(d)	721,012	19,575,476
Harley-Davidson, Inc.	211,628	11,137,982
Tesla Motors, Inc. (a)(d)	70,970	2,471,885
Thor Industries, Inc. (d)	39,293	1,477,024
Winnebago Industries, Inc. (a)(d)	22,867	443,162
		80,005,010
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,027	384,654
Genuine Parts Co.	144,858	10,289,264
LKQ Corp. (a)	282,518	5,986,556
Pool Corp. (d)	41,433	1,894,317
VOXX International Corp. (a)	18,073	179,826
Weyco Group, Inc.	1,992	45,936
		18,780,553
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	661,686

	Shares	Value
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	111,836	$ 1,886,673
Ascent Capital Group, Inc. (a)	16,905	1,159,514
Bridgepoint Education, Inc. (a)	11,294	115,312
Bright Horizons Family Solutions, Inc. (d)	9,900	276,804
Capella Education Co. (a)(d)	13,812	437,288
Career Education Corp. (a)	44,821	143,427
Carriage Services, Inc.	4,102	74,656
Coinstar, Inc. (a)(d)	24,683	1,263,523
Collectors Universe, Inc. (d)	4,772	52,826
Corinthian Colleges, Inc. (a)	84,173	179,288
DeVry, Inc. (d)	60,163	1,803,687
Education Management Corp. (a)(d)	26,671	94,949
Grand Canyon Education, Inc. (a)(d)	30,849	738,834
H&R Block, Inc. (d)	269,674	6,704,096
Hillenbrand, Inc.	60,464	1,492,856
ITT Educational Services, Inc. (a)(d)	22,063	304,028
K12, Inc. (a)(d)	35,687	744,074
Learning Tree International, Inc. (a)	3,285	12,450
LifeLock, Inc. (d)	15,276	177,965
Lincoln Educational Services Corp. (d)	15,671	98,884
Mac-Gray Corp.	7,087	88,021
Matthews International Corp. Class A	31,601	1,042,833
National American University Holdings, Inc.	5,378	20,920
Regis Corp.	37,626	678,021
Service Corp. International	236,136	3,669,553
Sotheby's Class A (Ltd. vtg.) (d)	59,342	2,268,645
Steiner Leisure Ltd. (a)	10,649	502,100
Stewart Enterprises, Inc. Class A (d)	55,722	471,965
Strayer Education, Inc. (d)	14,558	714,652
Universal Technical Institute, Inc.	29,419	343,026
Weight Watchers International, Inc. (d)	21,193	907,908
		29,130,464
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	18,286	548,580
Ambassadors Group, Inc.	24,177	108,797
Ameristar Casinos, Inc.	27,501	720,526
Bally Technologies, Inc. (a)(d)	46,562	2,223,336
Biglari Holdings, Inc. (a)	607	227,249
BJ's Restaurants, Inc. (a)(d)	21,746	669,559
Bloomin' Brands, Inc. (d)	25,018	430,560
Bluegreen Corp. (a)	6,427	62,728
Bob Evans Farms, Inc.	27,901	1,135,571
Boyd Gaming Corp. (a)(d)	49,786	327,094
Bravo Brio Restaurant Group, Inc. (a)	12,451	187,761
Brinker International, Inc.	62,217	2,076,803
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,087,102
Burger King Worldwide, Inc.	82,686	1,509,020
Caesars Entertainment Corp. (d)	22,500	281,250
Carnival Corp. unit	412,990	14,772,652
Carrols Restaurant Group, Inc. (a)	6,381	33,947
CEC Entertainment, Inc.	20,553	621,728
Chipotle Mexican Grill, Inc. (a)(d)	29,079	9,211,936
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. (d)	44,031	$ 1,674,499
Churchill Downs, Inc.	10,397	685,994
Chuys Holdings, Inc. (d)	5,695	162,364
Cosi, Inc. (a)(d)	46,943	40,840
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,400,283
Darden Restaurants, Inc. (d)	117,392	5,431,728
Del Frisco's Restaurant Group, Inc. (a)(d)	5,543	97,501
Denny's Corp. (a)	71,197	402,975
DineEquity, Inc.	12,829	896,619
Domino's Pizza, Inc. (d)	66,862	3,183,968
Dover Downs Gaming & Entertainment, Inc.	1,508	3,514
Dover Motorsports, Inc.	9,993	16,988
Dunkin' Brands Group, Inc. (d)	91,395	3,395,324
Einstein Noah Restaurant Group, Inc.	3,797	51,032
Empire Resorts, Inc. (a)	4,429	8,902
Entertainment Gaming Asia, Inc. (a)	8,246	16,162
Famous Dave's of America, Inc. (a)	2,311	22,740
Fiesta Restaurant Group, Inc. (a)	11,401	257,663
Frisch's Restaurants, Inc.	500	9,510
Hyatt Hotels Corp. Class A (a)	51,855	2,130,722
Ignite Restaurant Group, Inc. (a)	4,841	67,968
International Game Technology	268,403	4,278,344
International Speedway Corp. Class A (d)	20,854	628,540
Interval Leisure Group, Inc.	29,497	615,602
Isle of Capri Casinos, Inc. (a)	20,657	136,956
Jack in the Box, Inc. (a)(d)	42,139	1,334,121
Jamba, Inc. (a)(d)	95,683	267,912
Kona Grill, Inc. (a)	4,029	34,247
Krispy Kreme Doughnuts, Inc. (a)(d)	61,696	814,387
Lakes Entertainment, Inc. (a)	2,872	8,673
Las Vegas Sands Corp.	337,364	17,370,872
Life Time Fitness, Inc. (a)(d)	34,454	1,451,892
Luby's, Inc. (a)	14,614	118,958
Marcus Corp.	22,859	279,108
Marriott International, Inc. Class A	251,677	9,928,658
Marriott Vacations Worldwide Corp. (a)	23,385	964,865
McDonald's Corp.	936,159	89,777,648
MGM Mirage, Inc. (a)	344,041	4,297,072
Monarch Casino & Resort, Inc. (a)	4,802	48,308
Morgans Hotel Group Co. (a)(d)	27,678	135,899
MTR Gaming Group, Inc. (a)	11,304	43,520
Multimedia Games Holding Co., Inc. (a)	20,726	387,576
Norwegian Cruise Line Holdings Ltd.	22,900	709,442
Orient Express Hotels Ltd. Class A (a)	89,796	927,593
Panera Bread Co. Class A (a)(d)	26,570	4,276,442
Papa John's International, Inc. (a)	19,260	1,001,713
Penn National Gaming, Inc. (a)(d)	61,522	3,066,872
Pinnacle Entertainment, Inc. (a)(d)	61,922	866,908
Premier Exhibitions, Inc. (a)	7,733	17,786

	Shares	Value
Red Lion Hotels Corp. (a)	3,129	$ 22,560
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	906,440
Rick's Cabaret International, Inc. (a)	5,726	48,728
Royal Caribbean Cruises Ltd.	140,250	4,890,518
Ruby Tuesday, Inc. (a)	44,363	325,624
Ruth's Hospitality Group, Inc. (a)(d)	33,916	307,279
Scientific Games Corp. Class A (a)	45,645	410,805
SHFL Entertainment, Inc. (a)	42,130	668,182
Six Flags Entertainment Corp. (d)	50,207	3,354,330
Sonic Corp. (a)(d)	98,965	1,117,315
Speedway Motorsports, Inc.	7,569	123,072
Starbucks Corp.	694,872	38,092,883
Starwood Hotels & Resorts Worldwide, Inc.	178,617	10,775,964
Texas Roadhouse, Inc. Class A	57,171	1,105,687
The Cheesecake Factory, Inc.	39,940	1,383,522
Town Sports International Holdings, Inc.	13,107	121,502
Vail Resorts, Inc. (d)	30,368	1,677,528
Wendy's Co.	250,660	1,426,255
WMS Industries, Inc. (a)	45,733	1,145,154
Wyndham Worldwide Corp.	137,748	8,297,940
Wynn Resorts Ltd.	72,102	8,428,724
Yum! Brands, Inc.	422,304	27,652,466
		312,265,887
Household Durables - 0.5%
American Greetings Corp. Class A (d)	30,155	488,511
Bassett Furniture Industries, Inc.	1,947	28,329
Beazer Homes USA, Inc. (a)(d)	22,468	349,827
Blyth, Inc. (d)	16,038	229,183
Cavco Industries, Inc. (a)(d)	9,813	442,664
Cobra Electronics Corp. (a)	1,032	3,468
CSS Industries, Inc.	16,118	386,993
D.R. Horton, Inc. (d)	256,142	5,711,967
Dixie Group, Inc. (a)	2,977	12,742
Emerson Radio Corp. (a)	23,724	39,145
Ethan Allen Interiors, Inc. (d)	19,507	545,026
Flexsteel Industries, Inc.	2,547	58,581
Furniture Brands International, Inc. (a)(d)	57,083	51,946
Garmin Ltd.	105,419	3,620,088
Harman International Industries, Inc.	71,938	3,053,768
Helen of Troy Ltd. (a)	30,506	1,131,162
Hooker Furniture Corp. (d)	13,495	202,560
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	1,036,404
iRobot Corp. (a)	21,633	463,812
Jarden Corp. (d)	66,002	4,099,384
KB Home (d)	64,653	1,208,365
Kid Brands, Inc. (a)	16,651	25,643
Koss Corp.	2,669	13,212
La-Z-Boy, Inc.	54,902	1,005,805
Leggett & Platt, Inc. (d)	123,614	3,780,116
Lennar Corp. Class A (d)	143,081	5,521,496
Libbey, Inc. (a)(d)	16,641	305,362
Lifetime Brands, Inc.	2,385	25,925
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M.D.C. Holdings, Inc. (d)	26,306	$ 1,010,940
M/I Homes, Inc. (a)(d)	24,871	569,546
Meritage Homes Corp. (a)(d)	46,552	1,884,890
Mohawk Industries, Inc. (a)	51,902	5,502,650
NACCO Industries, Inc. Class A	6,219	361,262
Newell Rubbermaid, Inc.	259,791	6,063,522
NVR, Inc. (a)	4,152	4,190,198
PulteGroup, Inc. (a)	312,266	5,989,262
Ryland Group, Inc. (d)	35,461	1,266,667
Sealy Corp., Inc. (a)(d)	70,121	152,864
Skullcandy, Inc. (a)(d)	12,653	77,183
Skyline Corp. (a)	21,741	99,791
Standard Pacific Corp. (a)	98,412	801,074
Stanley Furniture Co., Inc. (a)	5,699	26,443
Tempur-Pedic International, Inc. (a)(d)	59,637	2,449,292
Toll Brothers, Inc. (a)(d)	127,535	4,351,494
TRI Pointe Homes, Inc. (d)	13,100	241,040
Tupperware Brands Corp.	50,496	3,950,302
Universal Electronics, Inc. (a)(d)	14,332	280,047
Whirlpool Corp.	72,373	8,174,530
Zagg, Inc. (a)(d)	21,268	155,894
		81,440,375
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	104,086
Amazon.com, Inc. (a)	338,066	89,340,702
Blue Nile, Inc. (a)(d)	11,337	384,664
dELiA*s, Inc. (a)	2,977	3,066
Expedia, Inc.	85,724	5,472,620
Gaiam, Inc. Class A (a)(d)	12,609	45,897
Geeknet, Inc. (a)	2,810	44,988
Groupon, Inc. Class A (a)	268,227	1,215,068
Hollywood Media Corp. (a)	1,032	1,373
HomeAway, Inc. (a)	35,174	1,037,633
HSN, Inc.	33,708	1,803,378
Kayak Software Corp. (d)	3,291	131,212
Liberty Media Corp.:
Interactive Series A (a)	531,914	11,106,364
Series A (a)	25,697	1,855,323
Netflix, Inc. (a)	51,856	9,753,076
NutriSystem, Inc. (d)	26,922	221,568
Orbitz Worldwide, Inc. (a)	31,286	133,278
Overstock.com, Inc. (a)(d)	14,467	168,107
PetMed Express, Inc.	32,292	408,494
priceline.com, Inc. (a)	46,413	31,912,651
Shutterfly, Inc. (a)(d)	25,110	1,086,761
TripAdvisor, Inc. (a)	101,113	4,596,597
U.S. Auto Parts Network, Inc. (a)(d)	5,048	6,613
ValueVision Media, Inc. Class A (a)(d)	18,644	48,847
Vitacost.com, Inc. (a)(d)	15,384	113,688
		160,996,054

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 680,025
Black Diamond, Inc. (a)(d)	20,004	159,632
Brunswick Corp. (d)	80,071	2,917,787
Callaway Golf Co.	77,147	518,428
Hasbro, Inc. (d)	104,633	4,187,413
JAKKS Pacific, Inc. (d)	19,661	239,471
Johnson Outdoors, Inc. Class A (a)	3,505	80,194
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	289,160
Marine Products Corp.	11,741	78,900
Mattel, Inc.	313,552	12,777,244
Meade Instruments Corp. (a)	112	179
Nautilus, Inc. (a)	5,159	29,509
Polaris Industries, Inc.	59,267	5,178,158
Smith & Wesson Holding Corp. (a)(d)	80,794	771,583
Steinway Musical Instruments, Inc. (a)	4,620	103,765
Sturm, Ruger & Co., Inc.	24,417	1,333,412
Summer Infant, Inc. (a)	32,605	66,188
		29,411,048
Media - 3.3%
A.H. Belo Corp. Class A	22,177	111,550
AMC Networks, Inc. Class A (a)	52,862	3,034,279
Arbitron, Inc.	37,846	1,772,707
Ballantyne of Omaha, Inc. (a)	17,964	64,850
Belo Corp. Series A (d)	87,121	752,725
Cablevision Systems Corp. - NY Group Class A	252,827	3,537,050
Carmike Cinemas, Inc. (a)	21,753	340,652
CBS Corp. Class B	552,084	23,954,925
Central European Media Enterprises Ltd. Class A (a)(d)	17,504	91,546
Charter Communications, Inc. Class A (a)(d)	40,337	3,484,713
Cinemark Holdings, Inc.	88,767	2,467,723
Clear Channel Outdoor Holding, Inc. Class A	41,131	312,596
Comcast Corp. Class A	2,481,691	98,746,485
Crown Media Holdings, Inc. Class A (a)	24,979	47,960
Cumulus Media, Inc. Class A (a)(d)	68,791	224,947
Dex One Corp. (a)	62,269	110,839
Digital Cinema Destinations Co.	1,935	11,571
Digital Generation, Inc. (a)(d)	26,444	204,941
DIRECTV (a)	572,344	27,569,810
Discovery Communications, Inc. (a)(d)	222,440	16,311,525
DISH Network Corp. Class A	211,095	7,346,106
DreamWorks Animation SKG, Inc. Class A (a)(d)	70,761	1,174,633
E.W. Scripps Co. Class A (a)	24,274	262,402
Emmis Communications Corp. Class A (a)	7,973	12,837
Entercom Communications Corp. Class A (a)(d)	21,235	159,475
Entravision Communication Corp. Class A	63,982	127,964
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
FAB Universal Corp. (a)(d)	3,212	$ 11,242
Fisher Communications, Inc.	2,670	98,176
Gannett Co., Inc.	200,317	4,020,362
Gray Television, Inc. (a)	29,764	124,116
Harris Interactive, Inc. (a)	5,389	8,892
Harte-Hanks, Inc.	45,482	330,654
Insignia Systems, Inc. (a)	5,038	9,723
Interpublic Group of Companies, Inc.	397,857	5,084,612
John Wiley & Sons, Inc. Class A (d)	46,973	1,718,272
Journal Communications, Inc. Class A (a)	23,068	126,182
Lamar Advertising Co. Class A (a)	69,336	3,206,097
Liberty Global, Inc. Class A (a)(d)	233,612	16,093,531
Liberty Media Corp. Class A (a)	105,746	11,420,568
LIN TV Corp. Class A (a)(d)	36,007	409,400
Live Nation Entertainment, Inc. (a)(d)	134,515	1,424,514
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	100,885
Media General, Inc. Class A (a)(d)	21,745	106,333
Meredith Corp. (d)	34,788	1,461,792
Morningstar, Inc.	26,885	1,843,773
National CineMedia, Inc.	40,280	614,270
Navarre Corp. (a)	5,954	11,968
News Corp. Class A	1,885,020	54,288,576
Nexstar Broadcasting Group, Inc. Class A	20,803	309,133
Omnicom Group, Inc.	246,402	14,175,507
Outdoor Channel Holdings, Inc.	3,578	26,728
Pandora Media, Inc. (a)(d)	80,080	976,976
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	46,564
ReachLocal, Inc. (a)(d)	5,194	65,081
Regal Entertainment Group Class A (d)	55,158	864,326
Rentrak Corp. (a)	4,521	94,489
RLJ Entertainment, Inc. (a)	17,180	67,861
Saga Communications, Inc. Class A	268	11,765
Salem Communications Corp. Class A	1,732	10,877
Scholastic Corp. (d)	25,364	763,456
Scripps Networks Interactive, Inc. Class A	83,052	5,236,429
Shutterstock, Inc. (d)	4,521	147,385
Sinclair Broadcast Group, Inc. Class A	37,417	526,831
Sirius XM Radio, Inc. (d)	3,023,868	9,373,991
Spanish Broadcasting System, Inc. Class A (a)	698	1,752
Starz - Liberty Capital Series A (a)(d)	101,960	1,892,378
SuperMedia, Inc. (a)(d)	19,383	78,307
The Madison Square Garden Co. Class A (a)	53,298	2,980,424
The McClatchy Co. Class A (a)(d)	49,260	128,076
The New York Times Co. Class A (a)(d)	109,097	1,054,968
The Walt Disney Co.	1,655,258	90,360,534
Time Warner Cable, Inc.	281,817	24,346,171
Time Warner, Inc.	883,690	46,985,797
Valassis Communications, Inc. (d)	33,863	930,894

	Shares	Value
Viacom, Inc. Class B (non-vtg.)	438,262	$ 25,620,797
Washington Post Co. Class B	3,968	1,581,407
World Wrestling Entertainment, Inc. Class A (d)	44,310	369,102
		523,778,755
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	53,063	1,766,998
Dillard's, Inc. Class A	32,687	2,604,500
Dollar General Corp. (a)	241,081	11,171,694
Dollar Tree, Inc. (a)	221,972	10,029,805
Family Dollar Stores, Inc.	100,910	5,807,371
Fred's, Inc. Class A	41,012	556,533
Gordmans Stores, Inc. (a)	10,233	136,201
J.C. Penney Co., Inc. (d)	131,144	2,304,200
Kohl's Corp.	200,844	9,258,908
Macy's, Inc.	360,200	14,804,220
Nordstrom, Inc.	136,880	7,421,634
Saks, Inc. (a)(d)	100,086	1,140,980
Sears Holdings Corp. (a)(d)	37,834	1,702,530
Target Corp.	603,803	38,015,437
The Bon-Ton Stores, Inc. (d)	19,775	212,186
Tuesday Morning Corp. (a)	26,882	239,250
		107,172,447
Specialty Retail - 2.4%
Aarons, Inc. Class A	69,026	1,883,720
Abercrombie & Fitch Co. Class A	83,791	3,907,174
Advance Auto Parts, Inc.	67,765	5,173,180
Aeropostale, Inc. (a)	70,783	921,595
America's Car Mart, Inc. (a)	10,422	497,755
American Eagle Outfitters, Inc.	183,756	3,800,074
ANN, Inc. (a)	46,918	1,327,310
Asbury Automotive Group, Inc. (a)	22,455	758,081
Ascena Retail Group, Inc. (a)(d)	107,818	1,810,264
AutoNation, Inc. (a)	53,370	2,336,005
AutoZone, Inc. (a)	34,149	12,981,742
Barnes & Noble, Inc. (a)(d)	41,457	652,533
bebe Stores, Inc.	66,951	265,126
Bed Bath & Beyond, Inc. (a)	214,039	12,146,713
Best Buy Co., Inc. (d)	248,339	4,075,243
Big 5 Sporting Goods Corp.	16,237	253,135
Body Central Corp. (a)	23,522	181,355
Books-A-Million, Inc. (a)(d)	4,414	10,770
Brown Shoe Co., Inc. (d)	39,452	647,013
Build-A-Bear Workshop, Inc. (a)	4,049	20,164
Cabela's, Inc. Class A (a)(d)	43,517	2,201,525
Cache, Inc. (a)(d)	2,880	12,384
CarMax, Inc. (a)	213,259	8,191,278
Chico's FAS, Inc. (d)	157,246	2,670,037
Christopher & Banks Corp. (a)	22,706	137,371
Citi Trends, Inc. (a)(d)	14,433	148,516
Coldwater Creek, Inc. (a)(d)	13,235	47,514
Conn's, Inc. (a)(d)	15,280	489,571
Destination Maternity Corp.	9,860	220,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination XL Group, Inc. (a)(d)	42,389	$ 192,446
Dick's Sporting Goods, Inc.	83,168	4,158,400
DSW, Inc. Class A (d)	26,500	1,793,785
Express, Inc. (a)	81,477	1,507,325
Finish Line, Inc. Class A	36,835	667,082
Five Below, Inc.	9,429	375,274
Foot Locker, Inc.	137,615	4,705,057
Francescas Holdings Corp. (a)(d)	39,040	993,568
GameStop Corp. Class A (d)	113,091	2,834,060
Gap, Inc.	291,066	9,581,893
Genesco, Inc. (a)(d)	19,944	1,170,314
GNC Holdings, Inc.	68,927	2,826,007
Group 1 Automotive, Inc.	17,193	992,724
Guess?, Inc. (d)	49,289	1,364,812
Haverty Furniture Companies, Inc.	22,550	413,793
hhgregg, Inc. (a)(d)	15,184	142,122
Hibbett Sports, Inc. (a)(d)	22,731	1,201,106
Home Depot, Inc.	1,399,366	95,856,571
Hot Topic, Inc. (d)	51,429	555,433
Jos. A. Bank Clothiers, Inc. (a)(d)	23,081	957,862
Kirkland's, Inc. (a)	10,699	124,536
Limited Brands, Inc.	219,825	10,006,434
Lithia Motors, Inc. Class A (sub. vtg.) (d)	20,666	849,373
Lowe's Companies, Inc.	1,050,958	40,094,048
Lumber Liquidators Holdings, Inc. (a)(d)	25,466	1,507,333
MarineMax, Inc. (a)(d)	10,125	131,119
Mattress Firm Holding Corp. (a)(d)	7,207	200,715
Monro Muffler Brake, Inc. (d)	28,456	1,054,295
New York & Co., Inc. (a)	19,427	83,730
O'Reilly Automotive, Inc. (a)	111,111	11,304,433
Office Depot, Inc. (a)	247,217	996,285
OfficeMax, Inc.	117,377	1,405,003
Pacific Sunwear of California, Inc. (a)(d)	60,120	127,454
Penske Automotive Group, Inc.	46,027	1,369,764
Perfumania Holdings, Inc. (a)	876	5,387
PetSmart, Inc.	105,988	6,900,879
Pier 1 Imports, Inc. (d)	103,847	2,333,442
RadioShack Corp. (d)	82,121	246,363
Rent-A-Center, Inc. (d)	61,802	2,242,177
Restoration Hardware Holdings, Inc. (d)	4,814	185,869
Ross Stores, Inc.	207,497	12,026,526
rue21, Inc. (a)(d)	10,092	272,484
Sally Beauty Holdings, Inc. (a)(d)	137,637	3,818,050
Sears Hometown & Outlet Stores, Inc. (a)	10,000	445,700
Select Comfort Corp. (a)(d)	50,428	1,035,287
Shoe Carnival, Inc.	8,791	170,809
Signet Jewelers Ltd. (d)	75,093	4,597,193
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	729,557
Stage Stores, Inc.	23,252	574,092
Staples, Inc. (d)	620,676	8,180,510
Stein Mart, Inc.	16,975	144,457

	Shares	Value
Systemax, Inc.	6,560	$ 65,272
The Buckle, Inc. (d)	22,180	993,886
The Cato Corp. Class A (sub. vtg.)	30,985	795,075
The Children's Place Retail Stores, Inc. (a)(d)	18,479	840,055
The Men's Wearhouse, Inc.	53,679	1,509,453
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	932,293
Tiffany & Co., Inc. (d)	117,916	7,919,239
Tile Shop Holdings, Inc. (a)	29,018	511,587
Tilly's, Inc. (a)	6,806	90,384
TJX Companies, Inc.	679,027	30,535,844
Tractor Supply Co.	64,603	6,718,066
Trans World Entertainment Corp.	2,977	11,283
Ulta Salon, Cosmetics & Fragrance, Inc.	53,900	4,773,384
Urban Outfitters, Inc. (a)	100,078	4,055,161
Vitamin Shoppe, Inc. (a)(d)	26,676	1,401,824
West Marine, Inc. (a)	3,285	41,095
Wet Seal, Inc. Class A (a)	66,930	196,774
Williams-Sonoma, Inc. (d)	84,343	3,829,172
Winmark Corp.	391	24,172
Zale Corp. (a)(d)	22,527	88,531
Zumiez, Inc. (a)(d)	17,893	409,750
		378,963,151
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	42,333	56,303
Carter's, Inc. (a)(d)	47,035	2,653,244
Cherokee, Inc.	20,319	283,856
Coach, Inc.	263,207	12,720,794
Columbia Sportswear Co. (d)	17,213	955,838
Crocs, Inc. (a)	79,497	1,205,175
Culp, Inc.	7,038	110,567
Deckers Outdoor Corp. (a)(d)	36,096	1,456,113
Delta Apparel, Inc. (a)(d)	1,905	31,223
Fifth & Pacific Companies, Inc. (a)(d)	107,666	1,947,678
Fossil, Inc. (a)	50,709	5,211,364
G-III Apparel Group Ltd. (a)(d)	12,799	467,164
Hanesbrands, Inc. (a)(d)	86,732	3,438,056
Iconix Brand Group, Inc. (a)(d)	61,164	1,444,694
Joe's Jeans, Inc. (a)(d)	32,503	45,179
K-Swiss, Inc. Class A (a)	23,242	109,470
Maidenform Brands, Inc. (a)	18,000	345,420
Michael Kors Holdings Ltd. (a)(d)	108,297	6,419,846
Movado Group, Inc.	14,045	506,182
NIKE, Inc. Class B	686,074	37,363,590
Oxford Industries, Inc. (d)	12,480	606,653
Perry Ellis International, Inc.	7,954	129,014
PVH Corp.	73,938	9,009,345
Quiksilver, Inc. (a)(d)	122,287	764,294
R.G. Barry Corp.	3,640	44,918
Ralph Lauren Corp.	56,208	9,750,402
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,235	673,712
Steven Madden Ltd. (a)	35,946	1,584,859
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Superior Uniform Group, Inc.	859	$ 10,007
The Jones Group, Inc.	62,712	723,696
True Religion Apparel, Inc.	28,057	748,841
Tumi Holdings, Inc. (d)	16,160	382,022
Under Armour, Inc. Class A (sub. vtg.) (a)	74,542	3,673,430
Unifi, Inc. (a)	18,843	295,081
Vera Bradley, Inc. (a)(d)	16,362	412,322
VF Corp.	81,630	13,163,654
Wolverine World Wide, Inc. (d)	42,482	1,792,740
		120,536,746
TOTAL CONSUMER DISCRETIONARY		1,900,846,570
CONSUMER STAPLES - 9.3%
Beverages - 1.9%
Beam, Inc.	155,347	9,480,827
Boston Beer Co., Inc. Class A (a)(d)	7,731	1,201,629
Brown-Forman Corp. Class B (non-vtg.)	139,755	9,170,723
Central European Distribution Corp. (a)(d)	99,939	72,296
Coca-Cola Bottling Co. CONSOLIDATED	3,094	202,440
Coca-Cola Enterprises, Inc.	270,815	9,689,761
Constellation Brands, Inc. Class A (sub. vtg.) (a)	138,226	6,115,118
Craft Brew Alliance, Inc. (a)	5,908	39,052
Crimson Wine Group Ltd. (a)	1,943	15,641
Dr. Pepper Snapple Group, Inc.	203,653	8,883,344
MGP Ingredients, Inc.	4,299	17,798
Molson Coors Brewing Co. Class B	144,316	6,380,210
Monster Beverage Corp. (a)	137,421	6,930,141
National Beverage Corp.	7,694	102,946
PepsiCo, Inc.	1,442,437	109,293,451
Primo Water Corp. (a)(d)	8,907	9,085
REED'S, Inc. (a)(d)	1,830	7,521
The Coca-Cola Co.	3,614,328	139,946,780
		307,558,763
Food & Staples Retailing - 2.0%
Andersons, Inc.	16,533	811,440
Arden Group, Inc. Class A	86	7,836
Casey's General Stores, Inc. (d)	33,387	1,889,370
Chefs' Warehouse Holdings (a)(d)	6,997	125,946
Costco Wholesale Corp.	405,498	41,072,892
Crumbs Bake Shop, Inc. (a)(d)	5,760	14,688
CVS Caremark Corp.	1,165,150	59,562,468
Fresh Market, Inc. (a)(d)	36,436	1,698,646
Harris Teeter Supermarkets, Inc.	65,364	2,810,652
Ingles Markets, Inc. Class A	19,385	398,556
Kroger Co.	476,839	13,928,467
Nash-Finch Co.	11,468	219,842

	Shares	Value
Natural Grocers by Vitamin Cottage, Inc. (d)	6,984	$ 144,569
Pizza Inn Holdings, Inc. (a)(d)	9,079	28,599
PriceSmart, Inc. (d)	17,002	1,260,698
Rite Aid Corp. (a)	682,788	1,119,772
Roundy's, Inc. (d)	8,260	47,330
Safeway, Inc. (d)	265,495	6,334,711
Spartan Stores, Inc.	24,920	415,167
SUPERVALU, Inc. (d)	203,563	808,145
Susser Holdings Corp. (a)(d)	14,504	642,237
Sysco Corp.	541,988	17,430,334
The Pantry, Inc. (a)	24,320	302,541
United Natural Foods, Inc. (a)	43,201	2,186,835
Village Super Market, Inc. Class A	3,352	109,778
Wal-Mart Stores, Inc.	1,567,752	110,965,487
Walgreen Co.	805,739	32,986,955
Weis Markets, Inc.	9,706	392,705
Whole Foods Market, Inc.	158,987	13,612,467
		311,329,133
Food Products - 1.8%
Alico, Inc.	172	7,370
Annie's, Inc.	7,023	294,685
Archer Daniels Midland Co.	615,354	19,605,178
B&G Foods, Inc. Class A (d)	45,939	1,350,607
Boulder Brands, Inc. (a)(d)	68,009	579,437
Bunge Ltd. (d)	137,909	10,220,436
Cal-Maine Foods, Inc.	14,807	599,535
Calavo Growers, Inc. (d)	8,788	247,382
Campbell Soup Co.	184,577	7,597,189
Chiquita Brands International, Inc. (a)(d)	30,757	191,001
Coffee Holding Co., Inc.	3,401	24,997
ConAgra Foods, Inc.	369,281	12,596,175
Darling International, Inc. (a)	125,934	2,101,838
Dean Foods Co. (a)	165,929	2,754,421
Diamond Foods, Inc. (d)	18,346	284,913
Dole Food Co., Inc. (a)(d)	28,149	315,269
Farmer Brothers Co. (a)	3,100	39,339
Flowers Foods, Inc.	120,921	3,407,554
Fresh Del Monte Produce, Inc.	38,697	1,009,605
General Mills, Inc.	594,950	27,516,438
Green Mountain Coffee Roasters, Inc. (a)(d)	115,161	5,500,089
H.J. Heinz Co.	295,763	21,422,114
Hain Celestial Group, Inc. (a)(d)	40,266	2,204,564
Hillshire Brands Co.	104,379	3,381,880
Hormel Foods Corp.	148,701	5,562,904
Ingredion, Inc.	69,989	4,633,272
J&J Snack Foods Corp.	11,932	825,933
John B. Sanfilippo & Son, Inc.	4,594	87,562
Kellogg Co.	225,848	13,663,804
Kraft Foods Group, Inc.	551,454	26,728,975
Lancaster Colony Corp.	17,892	1,309,158
Limoneira Co.	3,738	73,676
McCormick & Co., Inc. (non-vtg.)	124,088	8,347,400
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	189,296	$ 14,180,163
Mondelez International, Inc.	1,657,567	45,831,728
Omega Protein Corp. (a)	32,056	265,424
Pilgrims Pride Corp. (a)(d)	54,584	480,885
Post Holdings, Inc. (a)	28,839	1,114,916
Sanderson Farms, Inc. (d)	16,208	822,232
Seneca Foods Corp. Class A (a)	7,029	214,525
Smithfield Foods, Inc. (a)	121,954	2,712,257
Snyders-Lance, Inc.	50,907	1,260,457
The Hershey Co.	144,101	12,009,377
The J.M. Smucker Co.	102,284	9,747,665
Tootsie Roll Industries, Inc. (d)	29,529	829,174
TreeHouse Foods, Inc. (a)	37,174	2,170,590
Tyson Foods, Inc. Class A	265,963	6,029,381
WhiteWave Foods Co. (d)	22,752	355,841
		282,509,315
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	303,053
Church & Dwight Co., Inc. (d)	135,097	8,370,610
Clorox Co.	117,785	9,895,118
Colgate-Palmolive Co.	416,187	47,624,278
Energizer Holdings, Inc.	57,715	5,305,740
Harbinger Group, Inc. (a)	9,831	84,252
Kimberly-Clark Corp.	363,072	34,230,428
Oil-Dri Corp. of America	644	17,723
Orchids Paper Products Co.	2,087	45,747
Procter & Gamble Co.	2,559,499	194,982,634
Spectrum Brands Holdings, Inc.	23,337	1,262,298
WD-40 Co.	17,410	943,796
		303,065,677
Personal Products - 0.2%
Avon Products, Inc.	410,247	8,020,329
Cyanotech Corp. (a)	2,300	10,120
Elizabeth Arden, Inc. (a)(d)	22,677	882,135
Estee Lauder Companies, Inc. Class A	220,556	14,137,640
Herbalife Ltd. (d)	102,302	4,121,748
Inter Parfums, Inc.	14,485	362,994
LifeVantage Corp. (a)(d)	61,077	154,525
Mannatech, Inc. (a)	599	3,444
MediFast, Inc. (a)(d)	10,225	237,016
Nature's Sunshine Products, Inc. (d)	2,859	41,341
Nu Skin Enterprises, Inc. Class A	53,831	2,217,837
Nutraceutical International Corp.	4,799	78,656
Prestige Brands Holdings, Inc. (a)(d)	44,548	1,059,797
Revlon, Inc. (a)	13,966	314,933
Star Scientific, Inc. (a)(d)	92,291	163,355
The Female Health Co. (d)	4,862	34,520
USANA Health Sciences, Inc. (a)(d)	12,622	559,028
		32,399,418

	Shares	Value
Tobacco - 1.5%
Alliance One International, Inc. (a)(d)	89,449	$ 333,645
Altria Group, Inc.	1,890,644	63,431,106
Lorillard, Inc.	357,231	13,767,683
Philip Morris International, Inc.	1,566,647	143,739,862
Reynolds American, Inc.	311,872	13,622,569
Universal Corp.	28,408	1,584,882
Vector Group Ltd. (d)	57,232	918,574
		237,398,321
TOTAL CONSUMER STAPLES		1,474,260,627
ENERGY - 10.2%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)(d)	74,378	3,804,435
Baker Hughes, Inc.	406,618	18,224,619
Basic Energy Services, Inc. (a)(d)	31,153	455,768
Bolt Technology Corp.	7,172	111,883
Bristow Group, Inc.	35,526	2,069,745
C&J Energy Services, Inc. (a)	39,339	952,004
Cal Dive International, Inc. (a)(d)	78,352	141,817
Cameron International Corp. (a)	227,925	14,523,381
Carbo Ceramics, Inc. (d)	17,768	1,613,334
Dawson Geophysical Co. (a)	7,871	243,214
Diamond Offshore Drilling, Inc. (d)	67,074	4,673,716
Dresser-Rand Group, Inc. (a)(d)	66,371	4,092,436
Dril-Quip, Inc. (a)(d)	35,273	2,900,499
ENGlobal Corp. (a)	5,637	3,269
Ensco PLC Class A	218,569	13,144,740
Era Group, Inc. (a)	20,388	411,634
Exterran Holdings, Inc. (a)(d)	55,256	1,394,109
FMC Technologies, Inc. (a)(d)	219,958	11,418,020
Forbes Energy Services Ltd. (a)	500	1,550
Forum Energy Technologies, Inc. (d)	11,487	306,473
Geospace Technologies Corp. (a)	13,000	1,265,160
Global Geophysical Services, Inc. (a)(d)	18,062	42,265
GreenHunter Energy, Inc.	12,193	20,240
Gulf Island Fabrication, Inc.	10,744	255,815
Gulfmark Offshore, Inc. Class A	20,706	739,618
Halliburton Co.	861,984	35,780,956
Helix Energy Solutions Group, Inc. (a)	81,255	1,902,180
Helmerich & Payne, Inc.	101,955	6,755,538
Hercules Offshore, Inc. (a)(d)	189,533	1,285,034
Hornbeck Offshore Services, Inc. (a)(d)	29,524	1,254,770
ION Geophysical Corp. (a)(d)	97,381	646,610
Key Energy Services, Inc. (a)	128,766	1,104,812
Lufkin Industries, Inc.	32,247	2,088,961
Matrix Service Co. (a)	19,340	300,930
McDermott International, Inc. (a)(d)	226,474	2,880,749
Mitcham Industries, Inc. (a)(d)	23,287	357,455
Nabors Industries Ltd.	258,579	4,333,784
National Oilwell Varco, Inc.	399,939	27,247,844
Natural Gas Services Group, Inc. (a)	21,602	377,171
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Newpark Resources, Inc. (a)(d)	85,435	$ 752,682
Noble Corp.	237,885	8,521,041
Oceaneering International, Inc.	101,325	6,443,257
Oil States International, Inc. (a)(d)	51,844	3,947,921
Parker Drilling Co. (a)	122,844	584,737
Patterson-UTI Energy, Inc.	135,919	3,172,349
PHI, Inc. (non-vtg.) (a)	18,377	579,794
Pioneer Energy Services Corp. (a)	48,304	421,694
RigNet, Inc. (a)(d)	15,376	301,677
Rowan Companies PLC (a)	117,283	4,056,819
RPC, Inc. (d)	65,463	1,059,191
Schlumberger Ltd.	1,242,067	96,694,916
SEACOR Holdings, Inc. (d)	20,388	1,416,558
Superior Energy Services, Inc. (a)	151,895	4,017,623
Tesco Corp. (a)	25,016	317,953
TETRA Technologies, Inc. (a)(d)	67,813	625,914
TGC Industries, Inc.	12,062	115,433
Tidewater, Inc.	43,850	2,075,421
Transocean Ltd. (United States)	335,485	17,545,866
Unit Corp. (a)(d)	41,417	1,883,645
Weatherford International Ltd. (a)	699,745	8,312,971
Willbros Group, Inc. (a)	35,988	242,919
		332,216,919
Oil, Gas & Consumable Fuels - 8.1%
Abraxas Petroleum Corp. (a)(d)	126,005	258,310
Adams Resources & Energy, Inc.	1,804	71,817
Alon USA Energy, Inc.	9,432	183,830
Alpha Natural Resources, Inc. (a)(d)	204,525	1,632,110
Amyris, Inc. (a)(d)	41,172	120,634
Anadarko Petroleum Corp.	465,845	37,071,945
Apache Corp.	367,367	27,284,347
APCO Oil and Gas International, Inc.	12,221	162,539
Approach Resources, Inc. (a)(d)	29,242	723,740
Arch Coal, Inc.	201,141	1,051,967
Barnwell Industries, Inc. (a)	2,847	9,481
Berry Petroleum Co. Class A (d)	38,847	1,778,027
Bill Barrett Corp. (a)(d)	37,315	673,536
BioFuel Energy Corp. (a)(d)	979	4,944
Bonanza Creek Energy, Inc. (a)(d)	18,196	615,571
BPZ Energy, Inc. (a)(d)	134,116	329,925
Cabot Oil & Gas Corp.	196,920	12,203,132
Callon Petroleum Co. (a)	31,499	169,780
Carrizo Oil & Gas, Inc. (a)(d)	36,358	854,049
Ceres, Inc.	2,484	9,961
Cheniere Energy, Inc. (a)	203,342	4,331,185
Chesapeake Energy Corp. (d)	476,743	9,611,139
Chevron Corp.	1,834,942	214,963,455
Cimarex Energy Co. (d)	80,895	5,445,042
Clayton Williams Energy, Inc. (a)(d)	7,754	307,834
Clean Energy Fuels Corp. (a)(d)	67,120	844,370
Cloud Peak Energy, Inc. (a)(d)	54,586	935,604

	Shares	Value
Cobalt International Energy, Inc. (a)(d)	161,814	$ 3,991,951
Comstock Resources, Inc. (a)(d)	32,496	458,844
Concho Resources, Inc. (a)(d)	97,403	8,762,374
ConocoPhillips	1,134,704	65,756,097
CONSOL Energy, Inc.	213,487	6,863,607
Contango Oil & Gas Co. (d)	16,222	628,765
Continental Resources, Inc. (a)(d)	57,407	5,051,816
Crimson Exploration, Inc. (a)	12,416	40,104
Crosstex Energy, Inc. (d)	45,920	765,486
Cubic Energy, Inc. (a)	25,301	5,624
CVR Energy, Inc.	13,732	771,464
Delek US Holdings, Inc.	36,764	1,373,503
Denbury Resources, Inc. (a)(d)	362,076	6,560,817
Devon Energy Corp.	349,289	18,952,421
DHT Holdings, Inc.	4,997	21,487
Diamondback Energy, Inc.	12,429	282,263
Double Eagle Petroleum Co. (a)	1,282	6,038
Emerald Oil, Inc. (a)	18,010	124,269
Endeavour International Corp. (a)(d)	33,475	84,692
Energen Corp.	73,288	3,388,837
EOG Resources, Inc.	252,479	31,739,135
EPL Oil & Gas, Inc. (a)	30,399	782,166
EQT Corp.	139,951	8,829,509
Evolution Petroleum Corp. (a)(d)	6,950	71,238
EXCO Resources, Inc. (d)	115,116	764,370
Exxon Mobil Corp.	4,270,778	382,448,170
Forest Oil Corp. (a)(d)	96,618	560,384
FX Energy, Inc. (a)(d)	35,252	124,440
Gasco Energy, Inc. (a)	97,844	5,675
Gastar Exploration Ltd. (a)	74,542	85,723
Gevo, Inc. (a)(d)	17,509	34,668
GMX Resources, Inc. (a)(d)	5,751	13,860
Goodrich Petroleum Corp. (a)(d)	33,339	429,740
Green Plains Renewable Energy, Inc. (a)(d)	14,190	134,379
Gulfport Energy Corp. (a)	61,924	2,535,788
Halcon Resources Corp. (a)(d)	102,301	726,337
Harvest Natural Resources, Inc. (a)(d)	33,266	179,969
Hess Corp.	277,626	18,462,129
HollyFrontier Corp.	189,781	10,665,692
Houston American Energy Corp. (a)(d)	36,485	8,392
Hyperdynamics Corp. (a)(d)	268,169	139,475
Isramco, Inc. (a)	123	12,138
James River Coal Co. (a)(d)	31,067	82,328
Kinder Morgan Holding Co. LLC	583,849	21,643,282
KiOR, Inc. Class A (a)(d)	14,609	80,496
Kodiak Oil & Gas Corp. (a)	306,801	2,730,529
Laredo Petroleum Holdings, Inc. (a)	29,519	505,956
Lucas Energy, Inc. (a)	9,400	12,032
Magellan Petroleum Corp. (a)	35,895	39,126
Magnum Hunter Resources Corp. (a)(d)	135,725	525,256
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	546
Marathon Oil Corp.	658,184	22,049,164
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	317,320	$ 26,299,482
Matador Resources Co. (d)	19,175	149,757
McMoRan Exploration Co. (a)	119,052	1,915,547
Midstates Petroleum Co., Inc.	20,651	154,056
Miller Energy Resources, Inc. (a)(d)	32,422	127,094
Murphy Oil Corp.	169,996	10,349,356
Newfield Exploration Co. (a)	125,514	2,901,884
Noble Energy, Inc.	166,064	18,404,873
Northern Oil & Gas, Inc. (a)(d)	45,133	618,773
Oasis Petroleum, Inc. (a)(d)	64,744	2,376,105
Occidental Petroleum Corp.	758,827	62,474,227
Pacific Ethanol, Inc. (a)(d)	128,037	49,294
Panhandle Royalty Co. Class A	6,335	172,565
PBF Energy, Inc. Class A	22,067	921,297
PDC Energy, Inc. (a)(d)	25,121	1,171,643
Peabody Energy Corp.	250,217	5,394,679
Penn Virginia Corp. (d)	41,256	167,912
Petroquest Energy, Inc. (a)(d)	70,948	272,440
Phillips 66	586,698	36,938,506
Pioneer Natural Resources Co.	113,759	14,312,020
Plains Exploration & Production Co. (a)	134,043	6,081,531
QEP Resources, Inc.	166,921	5,084,414
Quicksilver Resources, Inc. (a)(d)	93,566	174,033
Range Resources Corp. (d)	149,693	11,496,422
Recovery Energy, Inc. (a)(d)	8,026	14,848
Renewable Energy Group, Inc. (a)(d)	7,119	52,609
Rentech, Inc.	169,556	462,888
Resolute Energy Corp. (a)(d)	29,689	302,234
Rex American Resources Corp. (a)	3,020	69,762
Rex Energy Corp. (a)(d)	32,188	433,894
Rosetta Resources, Inc. (a)(d)	44,961	2,188,701
Royale Energy, Inc. (a)(d)	5,368	13,044
Sanchez Energy Corp. (a)(d)	7,390	136,789
SandRidge Energy, Inc. (a)(d)	334,445	1,906,337
Saratoga Resources, Inc. (a)	16,554	49,828
SemGroup Corp. Class A (a)	56,834	2,619,479
SM Energy Co. (d)	62,332	3,607,776
Solazyme, Inc. (a)(d)	23,891	208,568
Southwestern Energy Co. (a)	327,623	11,227,640
Spectra Energy Corp.	611,633	17,761,822
Stone Energy Corp. (a)(d)	41,697	852,704
Swift Energy Co. (a)(d)	29,835	403,369
Synergy Resources Corp. (a)(d)	26,560	176,093
Syntroleum Corp. (a)	150,374	68,420
Targa Resources Corp.	22,682	1,383,602
Teekay Corp.	34,398	1,193,611
Tengasco, Inc. (a)	12,601	8,436
Tesoro Corp.	129,036	7,256,985
The Williams Companies, Inc.	627,283	21,772,993
Ultra Petroleum Corp. (a)(d)	143,182	2,442,685
Uranium Energy Corp. (a)(d)	54,945	126,923

	Shares	Value
Uranium Resources, Inc. (a)(d)	26,282	$ 70,961
US Energy Corp. (a)	13,579	23,763
USEC, Inc. (a)(d)	83,065	39,871
VAALCO Energy, Inc. (a)(d)	68,248	553,491
Valero Energy Corp.	516,190	23,533,102
Verenium Corp. (a)	522	1,274
W&T Offshore, Inc.	37,319	554,560
Warren Resources, Inc. (a)(d)	48,923	128,178
Western Refining, Inc.	53,248	1,911,071
Westmoreland Coal Co. (a)	10,233	107,447
Whiting Petroleum Corp. (a)	109,106	5,313,462
World Fuel Services Corp.	70,210	2,670,086
WPX Energy, Inc. (a)(d)	177,241	2,515,050
ZaZa Energy Corp. (a)(d)	19,430	30,894
Zion Oil & Gas, Inc. (a)(d)	13,122	15,746
		1,274,179,731
TOTAL ENERGY		1,606,396,650
FINANCIALS - 17.0%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	48,529	7,096,396
Ameriprise Financial, Inc.	193,199	13,259,247
Arlington Asset Investment Corp.	9,211	237,644
Artio Global Investors, Inc. Class A	48,721	132,521
Bank of New York Mellon Corp.	1,100,094	29,856,551
BGC Partners, Inc. Class A	92,324	394,223
BlackRock, Inc. Class A	116,972	28,044,037
Calamos Asset Management, Inc. Class A	22,184	248,017
Charles Schwab Corp.	1,009,176	16,389,018
CIFI Corp. (a)	3,896	32,960
Cohen & Steers, Inc.	17,375	572,854
Cowen Group, Inc. Class A (a)	80,174	209,254
Diamond Hill Investment Group, Inc.	1,102	82,672
Duff & Phelps Corp. Class A	22,401	348,112
E*TRADE Financial Corp. (a)	224,502	2,404,416
Eaton Vance Corp. (non-vtg.) (d)	104,783	4,001,663
Epoch Holding Corp.	13,351	373,160
Evercore Partners, Inc. Class A	25,847	1,051,973
FBR Capital Markets Corp. (a)	11,471	202,578
Federated Investors, Inc. Class B (non-vtg.) (d)	80,486	1,868,885
Financial Engines, Inc.	37,117	1,212,984
Franklin Resources, Inc.	129,776	18,330,860
FXCM, Inc. Class A (d)	51,378	675,621
GAMCO Investors, Inc. Class A	6,083	325,441
GFI Group, Inc.	69,449	243,766
Gleacher & Co., Inc. (a)	36,175	21,235
Goldman Sachs Group, Inc.	412,530	61,780,493
Greenhill & Co., Inc.	23,725	1,442,006
HFF, Inc.	24,812	455,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
ICG Group, Inc. (a)	32,808	$ 427,488
Institutional Financial Markets, Inc.	6,881	18,923
INTL FCStone, Inc. (a)(d)	15,053	268,546
Invesco Ltd.	400,700	10,734,753
Investment Technology Group, Inc. (a)	55,680	674,285
Janus Capital Group, Inc. (d)	187,399	1,735,315
JMP Group, Inc.	11,989	71,335
Knight Capital Group, Inc. Class A (a)	70,305	260,129
Ladenburg Thalmann Financial Services, Inc. (a)	42,620	55,406
Legg Mason, Inc.	149,276	4,254,366
LPL Financial	55,040	1,735,411
Manning & Napier, Inc.	3,941	58,879
Medallion Financial Corp.	4,309	56,017
Morgan Stanley	1,286,946	29,020,632
Northern Trust Corp.	199,951	10,631,395
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	129,352
Piper Jaffray Companies (a)(d)	20,940	807,656
Pzena Investment Management, Inc.	4,972	31,274
Raymond James Financial, Inc.	100,886	4,426,878
Safeguard Scientifics, Inc. (a)(d)	26,745	404,919
SEI Investments Co.	130,771	3,696,896
State Street Corp.	433,197	24,514,618
Stifel Financial Corp. (a)(d)	43,239	1,493,475
SWS Group, Inc. (a)	24,189	155,051
T. Rowe Price Group, Inc.	236,667	16,848,324
TD Ameritrade Holding Corp. (d)	223,704	4,252,613
Teton Advisors, Inc. (a)	106	2,014
U.S. Global Investments, Inc. Class A	7,637	29,021
Virtus Investment Partners, Inc. (a)(d)	4,798	806,112
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,873,246
Walter Investment Management Corp. (a)	33,105	1,520,182
Westwood Holdings Group, Inc.	3,640	150,514
WisdomTree Investments, Inc. (a)	96,770	880,607
		314,319,767
Commercial Banks - 3.0%
1st Source Corp.	8,597	202,545
1st United Bancorp, Inc.	20,464	124,421
Access National Corp.	1,270	20,206
ACNB Corp.	3,789	62,746
Alliance Financial Corp.	5,029	223,539
American National Bankshares, Inc.	2,748	55,592
Ameris Bancorp (a)	34,183	474,460
Ames National Corp.	1,209	25,026
Arrow Financial Corp.	15,508	375,914
Associated Banc-Corp.	148,936	2,143,189
BancFirst Corp.	10,611	424,864
Bancorp, Inc., Delaware (a)	28,595	365,158
BancorpSouth, Inc.	84,413	1,291,519

	Shares	Value
Bank of Hawaii Corp.	64,151	$ 3,104,267
Bank of Kentucky Financial Corp.	1,699	45,397
Bank of Marin Bancorp	2,794	105,026
Bank of the Ozarks, Inc. (d)	37,486	1,439,088
BankUnited, Inc.	48,423	1,373,276
Banner Bank	13,068	388,250
Bar Harbor Bankshares	2,686	95,756
BB&T Corp.	654,452	19,869,163
BBCN Bancorp, Inc.	67,581	836,653
BCB Bancorp, Inc.	2,814	26,958
BOK Financial Corp.	38,531	2,289,897
Boston Private Financial Holdings, Inc.	63,942	583,790
Bridge Bancorp, Inc.	540	11,372
Bridge Capital Holdings (a)	1,107	16,849
Bryn Mawr Bank Corp.	9,420	216,095
BSB Bancorp, Inc. (a)	6,958	91,846
C & F Financial Corp.	573	22,891
Camden National Corp.	1,850	62,697
Capital Bank Financial Corp. Series A	10,674	197,469
Capital City Bank Group, Inc. (a)(d)	7,146	81,822
CapitalSource, Inc.	188,339	1,695,051
Cardinal Financial Corp.	22,155	352,929
Cascade Bancorp (a)(d)	4,186	25,242
Cathay General Bancorp	74,072	1,443,663
Center Bancorp, Inc.	6,904	85,610
Centerstate Banks of Florida, Inc.	6,387	54,098
Central Pacific Financial Corp. (a)(d)	26,089	404,119
Century Bancorp, Inc. Class A (non-vtg.)	686	22,638
Chemical Financial Corp.	26,904	658,879
CIT Group, Inc. (a)	188,005	7,869,889
Citizens & Northern Corp.	8,777	171,152
Citizens Republic Bancorp, Inc. (a)	39,789	819,653
City Holding Co. (d)	22,173	840,800
City National Corp. (d)	45,217	2,568,778
CNB Financial Corp., Pennsylvania	7,083	119,349
CoBiz, Inc.	39,972	331,368
Columbia Banking Systems, Inc. (d)	29,815	596,300
Comerica, Inc.	181,563	6,242,136
Commerce Bancshares, Inc.	76,716	2,922,112
Community Bank System, Inc.	29,335	846,901
Community Trust Bancorp, Inc.	13,652	465,943
CU Bancorp (a)	6,814	83,812
Cullen/Frost Bankers, Inc.	71,142	4,308,360
CVB Financial Corp. (d)	84,778	898,647
Eagle Bancorp, Inc., Maryland (a)(d)	16,194	351,410
East West Bancorp, Inc.	172,545	4,244,607
Eastern Virginia Bankshares, Inc. (a)	821	5,492
Enterprise Bancorp, Inc.	803	12,760
Enterprise Financial Services Corp.	12,168	170,109
Farmers National Banc Corp.	14,652	91,575
Fidelity Southern Corp.	3,363	37,329
Fifth Third Bancorp	855,912	13,557,646
Financial Institutions, Inc.	12,700	253,111
First Bancorp, North Carolina	9,193	122,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, Puerto Rico (a)(d)	46,129	$ 252,326
First Busey Corp. (d)	50,381	226,715
First California Financial Group, Inc. (a)	10,516	84,549
First Citizen Bancshares, Inc.	5,973	1,072,452
First Commonwealth Financial Corp.	74,665	542,815
First Community Bancshares, Inc.	8,561	133,723
First Connecticut Bancorp, Inc.	11,897	170,246
First Financial Bancorp, Ohio	41,951	643,109
First Financial Bankshares, Inc. (d)	43,848	1,955,621
First Financial Corp., Indiana	8,837	271,738
First Financial Service Corp. (a)	2,521	8,092
First Horizon National Corp.	203,894	2,167,393
First Interstate Bancsystem, Inc.	19,621	358,476
First M&F Corp.	2,170	29,751
First Merchants Corp.	25,012	371,928
First Midwest Bancorp, Inc., Delaware	83,782	1,047,275
First Niagara Financial Group, Inc.	297,749	2,435,587
First of Long Island Corp.	1,768	50,512
First Republic Bank	67,611	2,464,421
First United Corp. (a)	3,018	24,204
FirstMerit Corp. (d)	97,649	1,476,453
FNB Corp., Pennsylvania	105,430	1,197,685
FNB United Corp. (a)	6,555	66,599
Fulton Financial Corp. (d)	187,360	2,126,536
German American Bancorp, Inc.	4,623	100,596
Glacier Bancorp, Inc.	63,024	1,099,139
Great Southern Bancorp, Inc.	6,815	163,628
Guaranty Bancorp (a)	13,950	28,179
Hampton Roads Bankshares, Inc. (a)(d)	89,921	118,696
Hancock Holding Co.	79,232	2,392,806
Hanmi Financial Corp. (a)	26,311	447,024
Hawthorn Bancshares, Inc.	1,439	14,606
Heartland Financial USA, Inc.	8,878	208,988
Heritage Commerce Corp. (a)	14,712	99,453
Heritage Financial Corp., Washington	12,768	176,837
Heritage Oaks Bancorp (a)	3,340	18,771
Home Bancshares, Inc.	25,101	849,669
HomeTrust Bancshares, Inc. (d)	20,129	310,993
Horizon Bancorp Industries	706	14,318
Hudson Valley Holding Corp.	14,551	220,884
Huntington Bancshares, Inc.	815,715	5,734,476
IBERIABANK Corp. (d)	26,893	1,350,029
Independent Bank Corp. (a)	1,144	6,761
Independent Bank Corp., Massachusetts (d)	25,945	822,197
International Bancshares Corp. (d)	64,813	1,312,463
Intervest Bancshares Corp. Class A (a)	6,160	33,449
Investors Bancorp, Inc.	53,522	945,734
KeyCorp	879,084	8,254,599
Lakeland Bancorp, Inc.	23,579	226,594
Lakeland Financial Corp.	13,545	334,832

	Shares	Value
M&T Bank Corp.	113,824	$ 11,620,292
Macatawa Bank Corp. (a)(d)	22,839	111,683
MainSource Financial Group, Inc.	13,271	185,794
MB Financial, Inc.	47,874	1,135,093
MBT Financial Corp. (a)	1,548	5,619
Merchants Bancshares, Inc.	5,246	151,295
Metro Bancorp, Inc. (a)	11,557	192,424
Metrocorp Bancshares, Inc. (a)	6,201	64,118
Midsouth Bancorp, Inc.	5,240	80,015
National Bank Holdings Corp.	12,034	217,695
National Bankshares, Inc.	5,803	195,793
National Penn Bancshares, Inc. (d)	120,787	1,183,713
NBT Bancorp, Inc.	33,888	693,348
NewBridge Bancorp (a)	7,211	42,401
North Valley Bancorp (a)	849	14,408
Northrim Bancorp, Inc.	2,935	63,807
Old National Bancorp, Indiana	98,018	1,323,243
Old Second Bancorp, Inc. (a)(d)	18,605	63,257
OmniAmerican Bancorp, Inc. (a)	6,877	179,215
Oriental Financial Group, Inc. (d)	40,168	614,972
Orrstown Financial Services, Inc. (a)	5,669	80,216
Pacific Continental Corp.	3,048	32,400
Pacific Mercantile Bancorp (a)	9,641	57,460
Pacific Premier Bancorp, Inc. (a)	35	419
PacWest Bancorp (d)	32,508	888,444
Park National Corp. (d)	11,650	768,667
Park Sterling Corp. (a)	28,617	162,545
Penns Woods Bancorp, Inc. (d)	1,028	41,603
Peoples Bancorp, Inc.	3,334	72,248
Peoples Financial Corp., Mississippi	2,667	32,057
Pinnacle Financial Partners, Inc. (a)(d)	30,086	653,167
PNC Financial Services Group, Inc.	496,403	30,970,583
Popular, Inc. (a)	112,654	3,145,300
Preferred Bank, Los Angeles (a)	1,131	18,232
Premier Financial Bancorp, Inc.	115	1,340
PrivateBancorp, Inc.	92,031	1,648,275
Prosperity Bancshares, Inc. (d)	49,088	2,264,920
Regions Financial Corp.	1,378,520	10,545,678
Renasant Corp. (d)	22,516	495,577
Republic Bancorp, Inc., Kentucky Class A	18,205	393,956
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	3,861
S&T Bancorp, Inc.	32,238	582,218
S.Y. Bancorp, Inc.	6,551	148,380
Sandy Spring Bancorp, Inc.	13,803	267,226
SCBT Financial Corp. (d)	10,493	499,677
Seacoast Banking Corp., Florida (a)	25,630	52,798
Shore Bancshares, Inc.	2,958	19,759
Sierra Bancorp	3,618	45,804
Signature Bank (a)(d)	42,555	3,160,560
Simmons First National Corp. Class A	10,951	275,308
Southside Bancshares, Inc.	12,735	272,147
Southwest Bancorp, Inc., Oklahoma (a)(d)	15,446	200,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
State Bank Financial Corp.	26,469	$ 420,857
StellarOne Corp.	11,962	184,095
Sterling Bancorp, New York	27,642	281,119
Sterling Financial Corp.	40,387	855,397
Suffolk Bancorp (a)	15,697	221,014
Sun Bancorp, Inc., New Jersey (a)(d)	48,802	175,687
SunTrust Banks, Inc.	510,552	14,086,130
Susquehanna Bancshares, Inc. (d)	163,794	1,904,924
SVB Financial Group (a)	38,629	2,590,461
Synovus Financial Corp. (d)	1,042,950	2,649,093
Taylor Capital Group, Inc. (a)(d)	9,976	164,903
TCF Financial Corp.	168,588	2,316,399
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,879,978
The First Bancorp, Inc.	2,896	50,188
Tompkins Financial Corp.	6,518	270,041
TowneBank (d)	18,594	270,357
Trico Bancshares	12,062	205,657
Trustmark Corp.	94,171	2,156,516
U.S. Bancorp	1,760,333	59,816,115
UMB Financial Corp.	29,731	1,355,436
Umpqua Holdings Corp. (d)	89,344	1,121,267
Union/First Market Bankshares Corp.	16,413	297,896
United Bankshares, Inc., West Virginia (d)	35,646	926,796
United Community Banks, Inc., Georgia (a)	43,617	469,755
Univest Corp. of Pennsylvania	10,023	166,282
Valley National Bancorp (d)	184,448	1,850,013
Virginia Commerce Bancorp, Inc. (a)	37,552	509,205
Washington Banking Co., Oak Harbor	5,615	77,150
Washington Trust Bancorp, Inc.	15,489	409,529
Webster Financial Corp.	85,199	1,876,082
Wells Fargo & Co.	4,595,089	161,195,722
WesBanco, Inc.	21,334	499,002
West Bancorp., Inc.	1,202	13,306
West Coast Bancorp	13,663	321,081
Westamerica Bancorp.	22,409	991,598
Western Alliance Bancorp. (a)(d)	61,889	823,124
Wilshire Bancorp, Inc. (a)	41,540	243,840
Wintrust Financial Corp. (d)	33,573	1,225,415
Zions Bancorporation	180,863	4,366,033
		478,962,888
Consumer Finance - 0.8%
American Express Co.	908,418	56,458,179
Asset Acceptance Capital Corp. (a)	10,832	57,085
Asta Funding, Inc.	4,468	42,982
Atlanticus Holdings Corp. (a)(d)	35,598	115,338
Capital One Financial Corp.	541,201	27,617,487
Cash America International, Inc. (d)	23,667	1,198,497
Consumer Portfolio Services, Inc. (a)(d)	2,464	20,328
Credit Acceptance Corp. (a)	9,077	1,003,281

	Shares	Value
DFC Global Corp. (a)(d)	43,285	$ 808,564
Discover Financial Services	473,884	18,258,751
Encore Capital Group, Inc. (a)(d)	16,160	477,528
EZCORP, Inc. (non-vtg.) Class A (a)	48,356	1,000,002
First Cash Financial Services, Inc. (a)(d)	28,920	1,530,157
First Marblehead Corp. (a)(d)	51,880	45,551
Green Dot Corp. Class A (a)	44,284	620,862
Imperial Holdings, Inc. (a)(d)	16,708	66,832
Nelnet, Inc. Class A	22,213	737,027
Netspend Holdings, Inc. (a)	44,711	708,669
Portfolio Recovery Associates, Inc. (a)(d)	16,868	1,972,291
SLM Corp.	416,481	7,900,645
World Acceptance Corp. (a)(d)	15,268	1,201,592
		121,841,648
Diversified Financial Services - 3.0%
Bank of America Corp.	10,096,598	113,384,796
CBOE Holdings, Inc.	75,768	2,721,587
Citigroup, Inc.	2,746,452	115,268,590
CME Group, Inc.	287,473	17,196,635
Gain Capital Holdings, Inc.	15,735	69,863
Interactive Brokers Group, Inc.	35,966	529,060
IntercontinentalExchange, Inc. (a)(d)	65,579	10,152,941
JPMorgan Chase & Co.	3,552,220	173,774,602
Leucadia National Corp. (d)	274,854	7,393,573
Life Partners Holdings, Inc. (d)	18,668	74,299
MarketAxess Holdings, Inc. (d)	38,326	1,497,014
Marlin Business Services Corp.	13,319	252,395
McGraw-Hill Companies, Inc.	257,711	11,996,447
MicroFinancial, Inc.	86	634
Moody's Corp. (d)	180,684	8,683,673
MSCI, Inc. Class A (a)(d)	121,379	4,021,286
NewStar Financial, Inc. (a)(d)	27,065	366,189
NYSE Euronext	235,811	8,791,034
PHH Corp. (a)(d)	45,131	948,202
PICO Holdings, Inc. (a)(d)	18,345	394,601
Resource America, Inc. Class A	2,362	21,045
The NASDAQ Stock Market, Inc.	124,702	3,948,065
Vector Capital Corp. rights (a)	4,280	0
		481,486,531
Insurance - 4.2%
ACE Ltd.	311,412	26,591,471
AFLAC, Inc.	437,110	21,833,645
Alleghany Corp.	16,625	6,282,089
Allied World Assurance Co. Holdings Ltd.	33,827	2,970,349
Allstate Corp.	443,988	20,432,328
American Equity Investment Life Holding Co. (d)	51,311	712,197
American Financial Group, Inc.	76,865	3,378,985
American International Group, Inc. (a)	1,380,642	52,478,202
American National Insurance Co.	11,975	962,431
American Safety Insurance Group Ltd. (a)	2,651	61,053
Amerisafe, Inc. (d)	28,834	940,565
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc. (d)	26,184	$ 870,618
Aon PLC	293,587	17,935,230
Arch Capital Group Ltd. (a)(d)	122,181	6,001,531
Argo Group International Holdings, Ltd.	29,792	1,131,500
Arthur J. Gallagher & Co.	116,853	4,496,503
Aspen Insurance Holdings Ltd.	68,795	2,466,989
Assurant, Inc.	95,115	3,993,879
Assured Guaranty Ltd.	183,926	3,433,898
Axis Capital Holdings Ltd.	106,761	4,348,376
Baldwin & Lyons, Inc. Class B	5,084	118,406
Berkshire Hathaway, Inc. Class B (a)	1,707,202	174,407,756
Brown & Brown, Inc.	116,705	3,501,150
Cincinnati Financial Corp.	161,273	7,258,898
Citizens, Inc. Class A (a)(d)	31,937	293,501
CNA Financial Corp.	51,802	1,633,835
CNO Financial Group, Inc.	187,983	2,056,534
Crawford & Co. Class B	10,464	86,433
Donegal Group, Inc. Class A	4,528	65,294
Eastern Insurance Holdings, Inc.	901	16,777
eHealth, Inc. (a)	26,343	409,107
EMC Insurance Group	5,816	149,704
Employers Holdings, Inc.	36,335	763,398
Endurance Specialty Holdings Ltd. (d)	33,058	1,455,874
Enstar Group Ltd. (a)	9,122	1,143,351
Erie Indemnity Co. Class A	24,672	1,805,990
Everest Re Group Ltd.	47,316	5,896,047
FBL Financial Group, Inc. Class A	12,986	471,911
Federated National Holding Co.	1,278	7,272
Fidelity National Financial, Inc. Class A	187,810	4,683,981
First Acceptance Corp. (a)	4,055	4,663
First American Financial Corp.	99,791	2,423,923
Fortegra Financial Corp. (a)	10,670	96,564
Genworth Financial, Inc. Class A (a)	453,375	3,871,823
Global Indemnity PLC (a)	13,709	316,678
Greenlight Capital Re, Ltd. (a)(d)	17,063	409,171
Hallmark Financial Services, Inc. (a)	10,337	93,653
Hanover Insurance Group, Inc.	48,173	2,056,024
Hartford Financial Services Group, Inc. (d)	404,630	9,553,314
HCC Insurance Holdings, Inc.	77,118	3,084,720
Health Insurance Innovations	4,900	61,201
Hilltop Holdings, Inc. (a)(d)	54,392	698,393
Homeowners Choice, Inc. (d)	3,589	72,354
Horace Mann Educators Corp.	37,921	775,864
Independence Holding Co.	16,014	151,973
Infinity Property & Casualty Corp.	13,372	751,373
Investors Title Co.	1,086	71,600
Kansas City Life Insurance Co.	2,863	106,847
Kemper Corp.	45,013	1,424,211
Lincoln National Corp.	257,619	7,610,065
Loews Corp.	308,435	13,296,633

	Shares	Value
Maiden Holdings Ltd.	73,970	$ 745,618
Markel Corp. (a)	8,688	4,200,214
Marsh & McLennan Companies, Inc.	499,497	18,551,319
MBIA, Inc. (a)(d)	133,617	1,292,076
Meadowbrook Insurance Group, Inc.	46,791	328,941
Mercury General Corp.	32,057	1,246,056
MetLife, Inc.	1,021,419	36,199,089
Montpelier Re Holdings Ltd.	62,043	1,533,703
National Financial Partners Corp. (a)(d)	57,169	1,123,943
National Interstate Corp.	7,859	261,548
National Western Life Insurance Co. Class A (d)	2,078	338,423
Navigators Group, Inc. (a)	15,156	851,161
Old Republic International Corp.	205,421	2,467,106
OneBeacon Insurance Group Ltd.	20,572	275,048
PartnerRe Ltd.	55,220	4,927,833
Phoenix Companies, Inc. (a)	3,067	76,982
Platinum Underwriters Holdings Ltd.	32,909	1,740,228
Primerica, Inc.	38,359	1,207,158
Principal Financial Group, Inc.	266,275	8,416,953
ProAssurance Corp.	50,156	2,351,815
Progressive Corp. (d)	507,847	12,371,153
Protective Life Corp.	78,222	2,496,846
Prudential Financial, Inc.	429,423	23,863,036
Reinsurance Group of America, Inc.	67,866	3,902,295
RenaissanceRe Holdings Ltd.	38,496	3,366,090
RLI Corp.	13,036	898,702
Safety Insurance Group, Inc.	14,899	700,253
Selective Insurance Group, Inc.	42,720	950,093
StanCorp Financial Group, Inc. (d)	37,431	1,490,128
State Auto Financial Corp.	6,222	104,530
Stewart Information Services Corp. (d)	21,434	496,197
Symetra Financial Corp.	63,181	832,094
The Chubb Corp.	243,401	20,452,986
The Travelers Companies, Inc.	352,417	28,341,375
Torchmark Corp.	96,240	5,407,726
Tower Group, Inc.	56,423	1,052,289
United Fire Group, Inc.	20,054	492,927
Universal Insurance Holdings, Inc.	15,547	68,251
Unum Group	290,729	7,114,139
Validus Holdings Ltd.	96,782	3,448,343
W.R. Berkley Corp.	93,123	3,864,605
White Mountains Insurance Group Ltd.	5,736	3,240,840
XL Group PLC Class A	291,212	8,340,312
		655,908,529
Real Estate Investment Trusts - 3.6%
Acadia Realty Trust (SBI) (d)	43,554	1,172,474
AG Mortgage Investment Trust, Inc.	18,957	497,242
Agree Realty Corp.	17,794	499,478
Alexanders, Inc.	2,701	876,475
Alexandria Real Estate Equities, Inc.	58,761	4,180,258
American Assets Trust, Inc.	30,756	929,754
American Campus Communities, Inc.	100,126	4,525,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp. (d)	317,049	$ 10,056,794
American Capital Mortgage Investment Corp.	52,567	1,350,972
American Realty Capital Properties, Inc.	7,446	98,511
American Tower Corp.	369,121	28,643,790
Annaly Capital Management, Inc. (d)	903,030	13,987,935
Anworth Mortgage Asset Corp. (d)	251,516	1,534,248
Apartment Investment & Management Co. Class A	129,351	3,831,377
Apollo Commercial Real Estate Finance, Inc.	23,002	396,785
Apollo Residential Mortgage, Inc.	12,502	279,795
Arbor Realty Trust, Inc.	29,871	236,578
Ares Commercial Real Estate Corp.	17,618	300,035
Armour Residential REIT, Inc.	350,513	2,344,932
Ashford Hospitality Trust, Inc. (d)	69,895	822,664
Associated Estates Realty Corp. (d)	41,987	733,933
AvalonBay Communities, Inc.	106,629	13,310,498
BioMed Realty Trust, Inc. (d)	156,049	3,295,755
Boston Properties, Inc.	141,720	14,721,874
Brandywine Realty Trust (SBI) (d)	117,771	1,619,351
BRE Properties, Inc.	68,958	3,352,048
BRT Realty Trust (a)	5,568	41,259
Camden Property Trust (SBI)	76,966	5,321,429
Campus Crest Communities, Inc. (d)	32,807	411,400
Capital Trust, Inc. Class A	26,388	59,637
CapLease, Inc.	46,796	279,840
Capstead Mortgage Corp.	68,354	857,159
CBL & Associates Properties, Inc. (d)	132,387	3,010,480
Cedar Shopping Centers, Inc.	59,877	343,694
Chatham Lodging Trust	14,263	234,769
Chesapeake Lodging Trust	44,367	955,222
Chimera Investment Corp.	1,225,514	3,652,032
Colonial Properties Trust (SBI) (d)	73,570	1,586,169
Colony Financial, Inc.	46,259	1,024,637
CommonWealth REIT (d)	92,858	2,344,665
Coresite Realty Corp.	24,333	788,389
Corporate Office Properties Trust (SBI) (d)	70,447	1,822,464
Cousins Properties, Inc. (d)	110,370	1,072,796
Crexus Investment Corp.	67,523	898,731
CubeSmart (d)	102,102	1,504,983
CyrusOne, Inc.	16,200	345,222
Cys Investments, Inc. (d)	154,865	1,836,699
DCT Industrial Trust, Inc. (d)	235,284	1,708,162
DDR Corp.	287,291	4,961,516
DiamondRock Hospitality Co.	161,462	1,443,470
Digital Realty Trust, Inc.	112,771	7,553,402
Douglas Emmett, Inc. (d)	131,928	3,233,555
Duke Realty LP (d)	288,029	4,654,549
DuPont Fabros Technology, Inc. (d)	100,616	2,330,267
EastGroup Properties, Inc. (d)	24,180	1,373,666

	Shares	Value
Education Realty Trust, Inc.	93,993	$ 1,025,464
EPR Properties (d)	65,817	3,211,211
Equity Lifestyle Properties, Inc.	37,774	2,783,566
Equity One, Inc.	59,709	1,403,759
Equity Residential (SBI)	300,187	16,522,292
Essex Property Trust, Inc. (d)	31,185	4,646,253
Excel Trust, Inc. (d)	30,162	380,343
Extra Space Storage, Inc.	91,185	3,413,966
Federal Realty Investment Trust (SBI)	65,716	6,979,696
FelCor Lodging Trust, Inc. (a)	200,216	1,005,084
First Industrial Realty Trust, Inc. (d)	73,033	1,159,034
First Potomac Realty Trust (d)	52,713	744,835
Franklin Street Properties Corp. (d)	68,554	942,618
General Growth Properties, Inc. (d)	418,652	8,012,999
Getty Realty Corp. (d)	23,628	469,725
Gladstone Commercial Corp.	10,709	203,043
Glimcher Realty Trust (d)	117,715	1,325,471
Government Properties Income Trust (d)	38,181	1,010,269
Gramercy Capital Corp. (a)	85,386	326,175
Gyrodyne Co. of America, Inc.	302	22,475
Hatteras Financial Corp.	121,103	3,232,239
HCP, Inc.	421,332	20,594,708
Health Care REIT, Inc.	238,305	15,284,883
Healthcare Realty Trust, Inc. (d)	75,869	2,018,115
Healthcare Trust of America, Inc.	41,271	473,791
Hersha Hospitality Trust	166,640	934,850
Highwoods Properties, Inc. (SBI) (d)	58,977	2,152,661
Home Properties, Inc.	43,481	2,714,084
Hospitality Properties Trust (SBI) (d)	104,935	2,801,765
Host Hotels & Resorts, Inc.	659,203	10,988,914
Hudson Pacific Properties, Inc.	39,210	884,970
Inland Real Estate Corp.	58,987	569,814
Invesco Mortgage Capital, Inc. (d)	122,202	2,568,686
Investors Real Estate Trust (d)	69,850	664,274
iStar Financial, Inc. (a)	71,516	714,445
JAVELIN Mortgage Investment Corp.	7,375	141,453
Kilroy Realty Corp.	69,106	3,646,033
Kimco Realty Corp. (d)	365,383	7,954,388
Kite Realty Group Trust	62,068	409,028
LaSalle Hotel Properties (SBI)	89,618	2,275,401
Lexington Corporate Properties Trust (d)	130,150	1,491,519
Liberty Property Trust (SBI) (d)	101,740	3,946,495
LTC Properties, Inc.	26,907	1,037,803
Mack-Cali Realty Corp. (d)	78,978	2,241,396
Medical Properties Trust, Inc.	109,056	1,583,493
MFA Financial, Inc.	335,157	2,976,194
MHI Hospitality Corp.	2,721	11,673
Mid-America Apartment Communities, Inc. (d)	43,592	3,027,028
Monmouth Real Estate Investment Corp. Class A	35,864	400,242
MPG Office Trust, Inc. (a)(d)	145,580	377,052
National Health Investors, Inc. (d)	21,683	1,405,058
National Retail Properties, Inc. (d)	95,841	3,301,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New York Mortgage Trust, Inc. (d)	42,080	$ 296,243
NorthStar Realty Finance Corp.	126,141	1,128,962
Omega Healthcare Investors, Inc. (d)	98,005	2,743,160
One Liberty Properties, Inc.	11,261	244,589
Parkway Properties, Inc.	31,704	536,115
Pebblebrook Hotel Trust (d)	47,465	1,134,888
Pennsylvania Real Estate Investment Trust (SBI)	54,751	988,256
PennyMac Mortgage Investment Trust (d)	49,995	1,270,873
Piedmont Office Realty Trust, Inc. Class A (d)	148,914	2,927,649
Plum Creek Timber Co., Inc.	155,723	7,552,566
PMC Commercial Trust	8,500	59,585
Post Properties, Inc.	47,292	2,257,720
Potlatch Corp.	34,281	1,508,707
Power (REIT)	718	7,611
Prologis, Inc.	433,925	16,897,040
PS Business Parks, Inc.	16,465	1,218,245
Public Storage	135,985	20,562,292
RAIT Financial Trust	83,839	606,994
Ramco-Gershenson Properties Trust (SBI)	36,987	584,395
Rayonier, Inc. (d)	116,685	6,519,191
Realty Income Corp.	165,752	7,566,579
Redwood Trust, Inc.	89,769	1,818,720
Regency Centers Corp. (d)	90,033	4,670,912
Resource Capital Corp.	86,728	589,750
Retail Opportunity Investments Corp. (d)	70,350	908,219
Retail Properties America, Inc. (d)	28,399	420,305
RLJ Lodging Trust	96,663	2,067,622
Rouse Properties, Inc. (d)	17,327	287,801
Ryman Hospitality Properties, Inc. (d)	46,451	2,078,682
Sabra Health Care REIT, Inc. (d)	44,632	1,179,624
Saul Centers, Inc.	11,025	482,454
Select Income (REIT)	15,485	430,638
Senior Housing Properties Trust (SBI)	173,790	4,360,391
Silver Bay Realty Trust Corp. (d)	15,000	306,300
Simon Property Group, Inc.	289,740	46,028,096
SL Green Realty Corp. (d)	83,735	6,834,451
Sovran Self Storage, Inc.	24,309	1,478,960
Spirit Realty Capital, Inc. (d)	28,497	567,660
Stag Industrial, Inc. (d)	38,576	818,197
Starwood Property Trust, Inc.	118,310	3,306,765
Strategic Hotel & Resorts, Inc. (a)	334,781	2,437,206
Summit Hotel Properties, Inc.	38,502	369,619
Sun Communities, Inc.	36,167	1,682,851
Sunstone Hotel Investors, Inc. (a)	148,041	1,677,305
Supertel Hospitality, Inc., Maryland (a)	5,631	6,363
Tanger Factory Outlet Centers, Inc. (d)	79,590	2,808,731
Taubman Centers, Inc. (d)	52,569	4,033,094
Terreno Realty Corp.	12,136	217,234
The Geo Group, Inc.	66,308	2,290,278

	Shares	Value
The Macerich Co. (d)	126,640	$ 7,612,330
Two Harbors Investment Corp.	262,968	3,381,768
UDR, Inc. (d)	225,065	5,370,051
UMH Properties, Inc.	10,346	103,667
Universal Health Realty Income Trust (SBI) (d)	13,491	770,471
Urstadt Biddle Properties, Inc. Class A	26,585	561,741
Ventas, Inc.	276,442	19,566,565
Vornado Realty Trust	159,312	12,778,416
Washington (REIT) (SBI)	61,934	1,714,952
Weingarten Realty Investors (SBI)	108,015	3,310,660
Western Asset Mortgage Capital Corp.	17,996	386,734
Weyerhaeuser Co.	503,112	14,796,524
Whitestone REIT Class B	2,558	37,731
Winthrop Realty Trust	19,884	249,544
WP Carey, Inc. (d)	56,109	3,343,535
ZAIS Financial Corp. (d)	6,000	120,420
		572,536,966
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	43,253	1,523,803
American Spectrum Realty, Inc. (a)	1,984	3,789
AV Homes, Inc. (a)	12,051	181,006
CBRE Group, Inc. (a)	275,685	6,663,306
Consolidated-Tomoka Land Co. (d)	2,432	82,810
Forest City Enterprises, Inc. Class A (a)(d)	131,291	2,105,908
Forestar Group, Inc. (a)(d)	31,999	557,423
Howard Hughes Corp. (a)	24,658	1,893,488
Jones Lang LaSalle, Inc.	35,580	3,438,451
Kennedy-Wilson Holdings, Inc. (d)	35,815	575,547
Maui Land & Pineapple, Inc. (a)	31,310	125,866
Realogy Holdings Corp.	39,674	1,779,379
Tejon Ranch Co. (a)	11,342	332,321
The St. Joe Co. (a)(d)	111,664	2,490,107
Thomas Properties Group, Inc.	22,789	118,731
Transcontinental Realty Investors, Inc. (a)	20,697	106,797
Zillow, Inc. (a)(d)	16,135	693,160
ZipRealty, Inc. (a)	19,987	76,750
		22,748,642
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp. (d)	69,632	681,001
Bank Mutual Corp.	56,001	320,326
BankFinancial Corp.	19,300	154,014
BBX Capital Corp. (a)(d)	18,261	147,549
Beneficial Mutual Bancorp, Inc. (a)	37,525	359,865
Berkshire Hills Bancorp, Inc.	17,169	417,207
BofI Holding, Inc. (a)(d)	11,427	384,747
Brookline Bancorp, Inc., Delaware	86,924	791,008
Camco Financial Corp. (a)	347	1,270
Cape Bancorp, Inc.	2,611	23,734
Capitol Federal Financial, Inc.	173,299	2,050,127
CFS Bancorp, Inc.	688	5,270
Charter Financial Corp., Georgia	1,200	14,772
Chicopee Bancorp, Inc.	1,816	28,584
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Clifton Savings Bancorp, Inc. (d)	15,589	$ 176,156
Dime Community Bancshares, Inc.	51,879	737,201
Doral Financial Corp. (a)	159,443	90,803
ESB Financial Corp.	7,915	108,673
ESSA Bancorp, Inc.	4,298	47,493
EverBank Financial Corp.	16,362	247,066
Farmer Mac Class C (non-vtg.)	8,894	300,173
First Defiance Financial Corp.	6,145	138,385
First Financial Holdings, Inc.	12,257	244,650
First Financial Northwest, Inc. (a)	2,197	17,422
First PacTrust Bancorp, Inc. (d)	4,303	44,192
Flagstar Bancorp, Inc. (a)(d)	37,206	505,630
Flushing Financial Corp.	47,044	743,295
Fox Chase Bancorp, Inc.	14,307	239,213
Franklin Financial Corp./VA	16,347	291,957
HF Financial Corp.	2,735	36,758
Hingham Institution for Savings	1,505	105,290
Home Federal Bancorp, Inc.	9,753	112,160
HomeStreet, Inc.	7,892	197,142
Hudson City Bancorp, Inc.	532,335	4,535,494
IF Bancorp, Inc. (a)	3,112	46,711
Impac Mortgage Holdings, Inc. (a)(d)	5,393	60,941
Kearny Financial Corp.	2,196	21,938
Madison County Financial, Inc. (a)	4,682	75,006
Meridian Interstate Bancorp, Inc. (a)	750	13,568
MGIC Investment Corp. (a)(d)	156,364	465,965
NASB Financial, Inc. (a)	1,203	26,719
Nationstar Mortgage Holdings, Inc. (d)	18,397	708,836
New York Community Bancorp, Inc.	408,522	5,515,047
Northfield Bancorp, Inc.	13,855	157,670
Northwest Bancshares, Inc.	92,094	1,150,254
OceanFirst Financial Corp.	5,851	81,563
Ocwen Financial Corp. (a)	108,754	4,287,083
Oritani Financial Corp.	26,763	393,684
People's United Financial, Inc.	329,770	4,319,987
Peoples Federal Bancshares, Inc.	1,156	20,669
Poage Bankshares, Inc.	2,365	33,228
Provident Financial Holdings, Inc.	3,066	52,429
Provident Financial Services, Inc.	56,391	845,301
Provident New York Bancorp	44,223	397,123
PVF Capital Corp. (a)	11,916	44,447
Radian Group, Inc. (d)	110,991	977,831
Riverview Bancorp, Inc. (a)	6,875	15,263
Rockville Financial, Inc.	5,182	66,641
Security National Financial Corp. Class A	9,669	74,548
Simplicity Bancorp, Inc.	10,338	157,551
Territorial Bancorp, Inc.	13,244	308,850
TFS Financial Corp. (a)	149,374	1,569,921
Timberland Bancorp, Inc.	5,034	41,581
Tree.com, Inc.	3,275	57,083

	Shares	Value
Trustco Bank Corp., New York	73,043	$ 380,554
United Community Financial Corp., Ohio (a)	11,112	37,336
United Financial Bancorp, Inc.	9,158	136,912
ViewPoint Financial Group (d)	25,777	537,450
Walker & Dunlop, Inc. (a)	10,954	232,225
Washington Federal, Inc.	99,759	1,750,770
Westfield Financial, Inc.	28,907	225,186
WSFS Financial Corp.	10,396	493,810
		40,080,308
TOTAL FINANCIALS		2,687,885,279
HEALTH CARE - 11.8%
Biotechnology - 2.0%
Aastrom Biosciences, Inc. (a)	78,454	95,714
ACADIA Pharmaceuticals, Inc. (a)(d)	51,353	311,713
Achillion Pharmaceuticals, Inc. (a)(d)	52,411	424,529
Acorda Therapeutics, Inc. (a)	35,775	1,064,306
ADVENTRX Pharmaceuticals, Inc. (a)(d)	29,390	22,336
Aegerion Pharmaceuticals, Inc. (a)(d)	17,880	538,546
Affymax, Inc. (a)(d)	50,245	133,652
Agenus, Inc. (a)(d)	7,526	32,211
Alexion Pharmaceuticals, Inc. (a)	182,104	15,795,701
Alkermes PLC (a)(d)	133,044	2,888,385
Allos Therapeutics, Inc. rights	74,291	1
Alnylam Pharmaceuticals, Inc. (a)	51,923	1,230,056
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	520,001
Amgen, Inc.	719,672	65,785,218
Amicus Therapeutics, Inc. (a)(d)	25,384	68,029
Anacor Pharmaceuticals, Inc. (a)(d)	15,721	54,709
Anthera Pharmaceuticals, Inc. (a)(d)	45,190	27,566
Arena Pharmaceuticals, Inc. (a)(d)	201,800	1,693,102
ARIAD Pharmaceuticals, Inc. (a)(d)	169,376	3,561,977
ArQule, Inc. (a)(d)	65,290	160,613
Array Biopharma, Inc. (a)	101,050	393,085
Arrowhead Research Corp. (a)	3,000	6,450
Astex Pharmaceuticals, Inc. (a)	71,219	232,174
Athersys, Inc. (a)(d)	40,391	61,394
AVEO Pharmaceuticals, Inc. (a)	43,200	288,144
BioCryst Pharmaceuticals, Inc. (a)(d)	40,934	49,121
Biogen Idec, Inc. (a)	221,141	36,784,594
BioMarin Pharmaceutical, Inc. (a)(d)	116,539	6,755,766
BioMimetic Therapeutics, Inc. (a)	29,891	283,666
Biospecifics Technologies Corp. (a)(d)	1,441	22,624
Biota Pharmaceuticals, Inc.	5,848	23,334
BioTime, Inc. (a)(d)	32,076	135,040
Cardium Therapeutics, Inc. (a)(d)	185,107	31,116
Catalyst Pharmaceutical Partners, Inc. (a)(d)	25,961	11,638
Cel-Sci Corp. (a)(d)	283,400	75,044
Celgene Corp. (a)	397,861	41,051,298
Cell Therapeutics, Inc. (a)	40,400	54,136
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	77,285	$ 735,753
Celsion Corp. (a)(d)	34,856	33,810
Cepheid, Inc. (a)(d)	63,653	2,318,879
Chelsea Therapeutics International Ltd. (a)	75,408	119,145
ChemoCentryx, Inc. (d)	4,508	60,813
Cleveland Biolabs, Inc. (a)(d)	35,489	55,008
Clovis Oncology, Inc. (a)(d)	12,909	243,464
Codexis, Inc. (a)	21,294	44,079
Coronado Biosciences, Inc. (a)(d)	10,731	78,551
Cubist Pharmaceuticals, Inc. (a)	68,221	2,894,617
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	51,867	139,522
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	63,755
Cytokinetics, Inc. (d)	74,661	74,512
Cytori Therapeutics, Inc. (a)(d)	69,588	177,449
CytRx Corp. (a)(d)	25,756	54,088
DARA BioSciences, Inc. (a)(d)	8,510	8,595
Dendreon Corp. (a)(d)	131,169	759,469
Discovery Laboratories, Inc. (a)	38,893	95,677
Durata Therapeutics, Inc. (d)	7,156	61,184
Dyax Corp. (a)(d)	62,562	200,824
Dynavax Technologies Corp. (a)(d)	164,055	334,672
Emergent BioSolutions, Inc. (a)	18,513	286,766
EntreMed, Inc. (a)	289	853
Enzon Pharmaceuticals, Inc. (d)	43,430	183,709
Exact Sciences Corp. (a)(d)	55,499	592,729
Exelixis, Inc. (a)(d)	160,939	733,882
Galena Biopharma, Inc. (a)(d)	57,499	109,823
Genomic Health, Inc. (a)(d)	14,126	404,710
GenVec, Inc. (a)	8,140	13,594
Geron Corp. (a)(d)	128,101	187,027
Gilead Sciences, Inc. (a)	1,419,039	60,607,156
GTx, Inc. (a)(d)	19,627	89,303
Halozyme Therapeutics, Inc. (a)(d)	76,082	415,408
Hemispherx Biopharma, Inc. (a)	130,774	28,770
Hyperion Therapeutics, Inc.	5,781	105,445
iBio, Inc. (a)(d)	40,361	25,629
Idenix Pharmaceuticals, Inc. (a)(d)	86,105	362,502
Idera Pharmaceuticals, Inc. (a)	7,737	5,571
ImmunoCellular Therapeutics Ltd. (a)(d)	41,923	106,484
ImmunoGen, Inc. (a)(d)	69,033	1,047,231
Immunomedics, Inc. (a)(d)	54,782	125,999
Incyte Corp. (a)(d)	120,183	2,668,063
Infinity Pharmaceuticals, Inc. (a)(d)	35,540	1,467,447
Inovio Pharmaceuticals, Inc. (a)(d)	88,089	60,781
Insmed, Inc. (a)(d)	12,114	74,622
Intercept Pharmaceuticals, Inc.	4,951	193,188
InterMune, Inc. (a)	73,941	655,857
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	75,886	1,132,978

	Shares	Value
Isis Pharmaceuticals, Inc. (a)(d)	87,255	$ 1,282,649
IsoRay, Inc. (a)	31,040	16,420
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	424,907
KYTHERA Biopharmaceuticals, Inc.	4,269	111,250
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	950,224
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	344,148
Lpath, Inc. (a)	7,871	33,373
MannKind Corp. (a)(d)	137,962	353,183
Maxygen, Inc.	47,150	115,046
Medgenics, Inc. (a)	4,479	22,395
Medivation, Inc. (a)(d)	72,462	3,560,783
Merrimack Pharmaceuticals, Inc.	9,271	59,334
Metabolix, Inc. (a)(d)	41,636	101,175
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	548,279
Myriad Genetics, Inc. (a)	72,302	1,837,917
Nanosphere, Inc. (a)(d)	36,229	70,647
Neuralstem, Inc. (a)(d)	54,208	57,460
Neurocrine Biosciences, Inc. (a)	50,654	535,919
NewLink Genetics Corp. (a)(d)	12,482	146,913
Novavax, Inc. (a)	79,584	144,843
NPS Pharmaceuticals, Inc. (a)	67,196	536,224
OncoGenex Pharmaceuticals, Inc. (a)	10,565	125,618
Oncothyreon, Inc. (a)(d)	43,661	90,378
Onyx Pharmaceuticals, Inc. (a)(d)	66,929	5,040,423
Opexa Therapeutics, Inc. (a)(d)	5,726	10,994
Opko Health, Inc. (a)(d)	116,016	805,151
Orexigen Therapeutics, Inc. (a)	56,897	339,106
Osiris Therapeutics, Inc. (a)(d)	18,170	119,559
OXiGENE, Inc. (a)	561	2,311
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	7,690
Palatin Technologies, Inc. (a)	9,275	5,657
PDL BioPharma, Inc. (d)	108,271	773,055
Peregrine Pharmaceuticals, Inc. (a)(d)	84,902	110,373
Pharmacyclics, Inc. (a)(d)	52,344	4,594,756
PharmAthene, Inc. (a)(d)	51,372	66,784
Progenics Pharmaceuticals, Inc. (a)	25,311	66,821
Puma Biotechnology, Inc. (d)	7,873	202,415
Raptor Pharmaceutical Corp. (a)(d)	28,926	143,762
Regeneron Pharmaceuticals, Inc. (a)(d)	70,954	11,849,318
Regulus Therapeutics, Inc. (d)	11,075	57,036
Repligen Corp. (a)(d)	22,058	137,421
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	13,950
Rigel Pharmaceuticals, Inc. (a)(d)	75,480	507,226
Sangamo Biosciences, Inc. (a)(d)	44,798	456,492
Sarepta Therapeutics, Inc. (a)(d)	28,140	823,658
Savient Pharmaceuticals, Inc. (a)(d)	88,045	82,762
Seattle Genetics, Inc. (a)(d)	102,878	2,894,987
SIGA Technologies, Inc. (a)(d)	72,968	312,303
Spectrum Pharmaceuticals, Inc. (d)	41,659	474,913
StemCells, Inc. (a)(d)	19,840	33,926
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	170,396
Synageva BioPharma Corp. (a)(d)	8,009	400,210
Synergy Pharmaceuticals, Inc. (a)(d)	58,693	321,051
Synta Pharmaceuticals Corp. (a)	35,423	304,284
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synthetic Biologics, Inc. (a)(d)	46,314	$ 79,660
Targacept, Inc. (a)(d)	18,977	82,170
Telik, Inc. (a)	380	616
Theravance, Inc. (a)(d)	59,496	1,207,174
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	175,116
Tranzyme, Inc. (a)	10,681	5,652
Trius Therapeutics, Inc. (a)(d)	26,469	138,962
Trovagene, Inc. (a)(d)	4,592	28,241
United Therapeutics Corp. (a)(d)	48,248	2,885,713
Vanda Pharmaceuticals, Inc. (a)	44,094	165,793
Verastem, Inc. (a)	2,425	22,844
Vertex Pharmaceuticals, Inc. (a)(d)	205,323	9,613,223
Vical, Inc. (a)(d)	65,666	210,131
XOMA Corp. (a)(d)	72,501	196,478
Zalicus, Inc. (a)(d)	104,856	68,366
ZIOPHARM Oncology, Inc. (a)(d)	79,220	350,945
		318,735,341
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (d)	23,291	988,004
Abbott Laboratories	1,474,067	49,808,724
Abiomed, Inc. (a)(d)	36,354	583,118
Accuray, Inc. (a)(d)	37,835	161,555
Alere, Inc. (a)	62,700	1,427,052
Align Technology, Inc. (a)(d)	70,000	2,200,800
Alphatec Holdings, Inc. (a)	36,801	59,986
Analogic Corp. (d)	12,756	946,368
Angiodynamics, Inc. (a)(d)	26,377	326,811
Anika Therapeutics, Inc. (a)	9,287	115,623
Antares Pharma, Inc. (a)(d)	97,369	334,949
ArthroCare Corp. (a)	20,678	722,076
Atossa Genetics, Inc.	789	5,050
Atricure, Inc. (a)	12,717	112,927
Atrion Corp.	1,172	229,993
Bacterin International Holdings, Inc. (a)(d)	9,747	8,821
Baxter International, Inc.	518,087	35,022,681
Becton, Dickinson & Co.	183,162	16,129,246
BioLase Technology, Inc. (d)	30,401	109,748
Boston Scientific Corp. (a)	1,371,433	10,134,890
BSD Medical Corp. (a)(d)	46,363	61,199
C.R. Bard, Inc.	78,513	7,761,010
Cantel Medical Corp.	32,623	1,015,554
Cardica, Inc. (a)	23,778	27,582
Cardiovascular Systems, Inc. (a)(d)	12,870	203,475
CareFusion Corp. (a)	200,931	6,578,481
Cerus Corp. (a)(d)	50,032	164,605
Conceptus, Inc. (a)(d)	26,951	601,816
CONMED Corp.	19,521	607,298
Covidien PLC	443,714	28,206,899
Cryolife, Inc.	20,961	128,491
Cutera, Inc. (a)	15,449	199,292

	Shares	Value
Cyberonics, Inc. (a)(d)	26,017	$ 1,190,278
Cynosure, Inc. Class A (a)	12,701	359,819
Delcath Systems, Inc. (a)(d)	119,898	185,842
DENTSPLY International, Inc.	147,347	6,103,113
Derma Sciences, Inc. (a)(d)	7,901	97,419
DexCom, Inc. (a)(d)	65,323	975,272
DynaVox, Inc. Class A (a)	5,368	2,460
Edwards Lifesciences Corp. (a)(d)	106,727	9,171,051
Endologix, Inc. (a)(d)	46,783	704,552
EnteroMedics, Inc. (a)	21,626	18,153
ERBA Diagnostics, Inc. (a)	3,094	2,321
Exactech, Inc. (a)	3,102	57,108
Fonar Corp. (a)	719	3,875
Genmark Diagnostics, Inc. (a)(d)	17,233	179,740
Globus Medical, Inc. (d)	7,896	114,097
Greatbatch, Inc. (a)	22,320	604,202
Haemonetics Corp. (a)(d)	43,426	1,791,323
Hansen Medical, Inc. (a)(d)	48,696	104,209
Hill-Rom Holdings, Inc.	51,670	1,693,743
Hologic, Inc. (a)(d)	247,079	5,393,735
ICU Medical, Inc. (a)(d)	17,344	984,445
IDEXX Laboratories, Inc. (a)(d)	50,000	4,606,000
Insulet Corp. (a)(d)	55,000	1,241,350
Integra LifeSciences Holdings Corp. (a)(d)	14,197	578,386
Intuitive Surgical, Inc. (a)	37,346	19,042,352
Invacare Corp.	28,414	412,287
Kewaunee Scientific Corp.	1,376	17,998
LeMaitre Vascular, Inc.	3,845	23,455
Mako Surgical Corp. (a)(d)	32,106	410,636
Masimo Corp. (d)	62,689	1,244,377
Medical Action Industries, Inc. (a)	12,909	76,421
Medtronic, Inc.	949,634	42,695,545
MELA Sciences, Inc. (a)(d)	40,114	59,770
Meridian Bioscience, Inc. (d)	35,455	751,646
Merit Medical Systems, Inc. (a)	29,543	352,153
Misonix, Inc. (a)	2,579	14,700
Natus Medical, Inc. (a)	24,629	312,788
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	351,349
Neogen Corp. (a)	25,237	1,181,596
NuVasive, Inc. (a)(d)	44,714	830,339
NxStage Medical, Inc. (a)(d)	42,830	480,553
OraSure Technologies, Inc. (a)(d)	46,551	258,824
Orthofix International NV (a)	16,427	612,070
Palomar Medical Technologies, Inc. (a)	15,820	174,653
PhotoMedex, Inc. (a)(d)	6,551	96,627
Quidel Corp. (a)(d)	35,813	847,694
ResMed, Inc. (d)	155,104	6,900,577
Retractable Technologies, Inc. (a)	5,248	5,169
Rochester Medical Corp. (a)	2,100	30,996
Rockwell Medical Technologies, Inc. (a)(d)	7,369	32,497
RTI Biologics, Inc. (a)	29,474	106,991
Sirona Dental Systems, Inc. (a)	48,806	3,466,202
Solta Medical, Inc. (a)	40,698	92,791
St. Jude Medical, Inc. (d)	284,901	11,680,941
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)	15,788	$ 85,097
Stereotaxis, Inc. (a)(d)	2,453	5,348
Steris Corp. (d)	82,536	3,218,904
Stryker Corp.	269,553	17,219,046
SurModics, Inc. (a)	19,525	495,154
Symmetry Medical, Inc. (a)	29,367	306,298
Synergetics USA, Inc. (a)	3,622	19,269
Teleflex, Inc.	35,045	2,802,198
The Cooper Companies, Inc.	42,920	4,552,095
The Spectranetics Corp. (a)(d)	29,169	529,417
Theragenics Corp. (a)	22,546	36,750
ThermoGenesis Corp. (a)(d)	15,844	14,260
Thoratec Corp. (a)	57,172	2,013,026
TranS1, Inc. (a)	5,200	11,388
Unilife Corp. (a)(d)	50,575	126,943
Urologix, Inc. (a)	3,267	2,189
Uroplasty, Inc. (a)	1,597	3,897
Varian Medical Systems, Inc. (a)(d)	101,219	7,149,098
Vascular Solutions, Inc. (a)	2,125	32,258
Vermillion, Inc. (a)	5,249	6,404
Volcano Corp. (a)(d)	46,394	1,003,966
West Pharmaceutical Services, Inc.	28,551	1,725,051
Wright Medical Group, Inc. (a)(d)	29,686	690,199
Zeltiq Aesthetics, Inc. (a)(d)	6,038	24,333
Zimmer Holdings, Inc.	161,495	12,105,665
		347,888,867
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(d)	30,637	833,939
Accretive Health, Inc. (a)(d)	42,994	411,883
Aetna, Inc.	311,680	14,708,179
Air Methods Corp. (d)	37,158	1,664,307
Alliance Healthcare Services, Inc. (a)	17,141	120,673
Almost Family, Inc.	9,932	204,500
Amedisys, Inc. (a)(d)	20,047	226,531
AmerisourceBergen Corp.	235,018	11,092,850
AMN Healthcare Services, Inc. (a)(d)	76,320	1,076,112
AmSurg Corp. (a)	25,500	770,100
Assisted Living Concepts, Inc. Class A	16,849	199,492
Bio-Reference Laboratories, Inc. (a)(d)	31,917	845,162
BioScrip, Inc. (a)	41,738	457,031
Brookdale Senior Living, Inc. (a)	93,728	2,594,391
Capital Senior Living Corp. (a)	26,619	612,237
Cardinal Health, Inc.	310,473	14,346,957
CardioNet, Inc. (a)	34,161	85,061
Centene Corp. (a)	49,035	2,207,556
Chemed Corp.	14,268	1,101,347
Chindex International, Inc. (a)(d)	9,187	100,598
CIGNA Corp.	263,345	15,395,149
Community Health Systems, Inc.	114,654	4,845,278
Corvel Corp. (a)	8,848	425,058

	Shares	Value
Coventry Health Care, Inc.	124,996	$ 5,669,819
Cross Country Healthcare, Inc. (a)	40,427	230,434
DaVita, Inc. (a)	77,571	9,279,043
Emeritus Corp. (a)	31,438	895,669
ExamWorks Group, Inc. (a)(d)	20,990	297,218
Express Scripts Holding Co. (a)	763,329	43,441,053
Five Star Quality Care, Inc. (a)(d)	32,241	204,408
Gentiva Health Services, Inc. (a)	24,132	253,869
Hanger, Inc. (a)	27,160	805,566
HCA Holdings, Inc.	227,570	8,440,571
Health Management Associates, Inc. Class A (a)(d)	222,836	2,448,968
Health Net, Inc. (a)	71,306	1,835,416
HealthSouth Corp. (a)(d)	85,304	2,057,532
Healthways, Inc. (a)	33,821	434,600
Henry Schein, Inc. (a)(d)	78,240	6,980,573
HMS Holdings Corp. (a)(d)	81,690	2,368,193
Hooper Holmes, Inc. (a)	6,267	3,127
Humana, Inc.	145,992	9,965,414
IPC The Hospitalist Co., Inc. (a)(d)	20,567	857,644
Kindred Healthcare, Inc. (a)(d)	37,371	421,171
Laboratory Corp. of America Holdings (a)	96,901	8,585,429
Landauer, Inc.	14,935	876,834
LCA-Vision, Inc. (a)	27,238	78,718
LHC Group, Inc. (a)	12,810	260,299
LifePoint Hospitals, Inc. (a)	49,772	2,194,447
Magellan Health Services, Inc. (a)	25,186	1,298,590
McKesson Corp.	217,757	23,110,550
MEDNAX, Inc. (a)(d)	44,058	3,772,246
Molina Healthcare, Inc. (a)	24,412	778,987
MWI Veterinary Supply, Inc. (a)	13,354	1,686,076
National Healthcare Corp.	6,159	285,593
National Research Corp.	320	18,202
NeoStem, Inc. (a)(d)	112,699	68,239
Omnicare, Inc.	104,008	3,875,338
Owens & Minor, Inc. (d)	59,970	1,826,087
Patterson Companies, Inc.	78,096	2,838,009
PDI, Inc. (a)(d)	1,365	9,965
PharMerica Corp. (a)(d)	29,176	418,092
Providence Service Corp. (a)	13,245	226,225
Quest Diagnostics, Inc.	146,597	8,234,353
RadNet, Inc. (a)(d)	27,076	76,625
Select Medical Holdings Corp.	37,877	349,983
Sharps Compliance Corp. (a)	5,184	15,137
Skilled Healthcare Group, Inc. (a)(d)	27,157	158,054
Team Health Holdings, Inc. (a)	31,431	1,052,624
Tenet Healthcare Corp. (a)	99,732	3,920,465
The Ensign Group, Inc.	8,656	271,106
Triple-S Management Corp. (a)	20,220	363,151
U.S. Physical Therapy, Inc.	11,240	276,729
UnitedHealth Group, Inc.	956,152	51,106,324
Universal American Spin Corp. (d)	33,569	279,965
Universal Health Services, Inc. Class B	83,733	4,847,303
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Vanguard Health Systems, Inc. (a)	30,455	$ 452,866
VCA Antech, Inc. (a)(d)	74,767	1,641,883
Wellcare Health Plans, Inc. (a)	41,317	2,362,919
WellPoint, Inc.	291,689	18,137,222
		316,969,314
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	157,560	2,004,163
athenahealth, Inc. (a)(d)	32,907	3,086,348
Authentidate Holding Corp. (a)	816	561
Cerner Corp. (a)(d)	135,411	11,843,046
CollabRx, Inc. (a)	87	297
Computer Programs & Systems, Inc. (d)	21,937	1,143,795
Epocrates, Inc. (a)	10,933	128,463
Greenway Medical Technologies (d)	5,301	84,021
HealthStream, Inc. (a)(d)	34,016	727,602
MedAssets, Inc. (a)	39,701	733,277
Medidata Solutions, Inc. (a)	26,465	1,379,356
Merge Healthcare, Inc. (a)(d)	37,852	92,737
Omnicell, Inc. (a)	25,141	453,041
Quality Systems, Inc.	52,869	979,134
Vocera Communications, Inc. (d)	5,171	136,359
		22,792,200
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	8,536	44,814
Affymetrix, Inc. (a)(d)	55,779	227,021
Agilent Technologies, Inc.	320,533	13,295,709
Albany Molecular Research, Inc. (a)	23,897	193,088
Apricus Biosciences, Inc. (a)(d)	18,211	48,623
BG Medicine, Inc. (a)	3,134	5,390
Bio-Rad Laboratories, Inc. Class A (a)	19,230	2,369,136
Bruker BioSciences Corp. (a)	80,763	1,416,583
Cambrex Corp. (a)	18,522	213,188
Charles River Laboratories International, Inc. (a)	42,610	1,735,931
Complete Genomics, Inc. (a)	13,147	41,150
Covance, Inc. (a)(d)	51,822	3,450,827
Enzo Biochem, Inc. (a)	14,697	44,091
Fluidigm Corp. (a)(d)	18,074	311,957
Furiex Pharmaceuticals, Inc. (a)	9,211	341,360
Harvard Bioscience, Inc. (a)	675	3,881
Illumina, Inc. (a)(d)	126,010	6,316,881
Life Technologies Corp. (a)	158,332	9,203,839
Luminex Corp. (a)(d)	39,871	673,022
Mettler-Toledo International, Inc. (a)(d)	30,026	6,389,533
Pacific Biosciences of California, Inc. (a)	28,978	66,649
PAREXEL International Corp. (a)(d)	52,568	1,823,584
PerkinElmer, Inc.	100,729	3,441,910
pSivida Corp. (a)	25,265	54,320
Sequenom, Inc. (a)(d)	91,772	377,183
Strategic Diagnostics, Inc. (a)	2,665	2,825

	Shares	Value
Techne Corp.	35,747	$ 2,430,439
Thermo Fisher Scientific, Inc.	337,779	24,928,090
Waters Corp. (a)	81,803	7,584,774
		87,035,798
Pharmaceuticals - 4.9%
AbbVie, Inc.	1,484,571	54,810,361
Actavis, Inc. (a)	117,843	10,035,510
Acura Pharmaceuticals, Inc. (a)(d)	2,885	5,943
Akorn, Inc. (a)(d)	58,979	813,910
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	61,515
Alimera Sciences, Inc. (a)	3,741	11,223
Allergan, Inc.	290,720	31,519,862
Ampio Pharmaceuticals, Inc. (a)(d)	26,020	100,958
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	644,217
AVANIR Pharmaceuticals Class A (a)(d)	100,270	273,737
Biodel, Inc. (a)(d)	8,109	22,138
Biodelivery Sciences International, Inc. (a)	15,298	57,673
BioSante Pharmaceuticals, Inc. (a)(d)	21,445	28,093
Bristol-Myers Squibb Co.	1,544,466	57,098,908
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	214,772
Cempra, Inc.	9,089	59,260
Columbia Laboratories, Inc. (a)(d)	42,578	26,279
Corcept Therapeutics, Inc. (a)(d)	36,105	58,851
Cornerstone Therapeutics, Inc. (a)	11,437	76,285
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	31,352
DepoMed, Inc. (a)(d)	31,971	206,852
Durect Corp. (a)	121,504	136,084
Echo Therapeutics, Inc. (a)(d)	20,093	15,070
Eli Lilly & Co.	956,322	52,272,561
Endo Health Solutions, Inc. (a)	113,364	3,514,284
Endocyte, Inc. (a)(d)	47,373	457,149
Forest Laboratories, Inc. (a)	228,644	8,414,099
Hi-Tech Pharmacal Co., Inc. (d)	12,868	476,245
Horizon Pharma, Inc. (d)	37,555	79,241
Hospira, Inc. (a)	171,244	5,039,711
Impax Laboratories, Inc. (a)	57,998	1,150,100
Jazz Pharmaceuticals PLC (a)(d)	45,062	2,621,707
Johnson & Johnson	2,593,486	197,390,219
Lannett Co., Inc. (a)	27,670	228,554
MAP Pharmaceuticals, Inc. (a)(d)	25,044	626,100
Merck & Co., Inc.	2,849,519	121,759,947
Mylan, Inc. (a)	369,805	10,949,926
Nektar Therapeutics (a)(d)	110,915	1,028,182
NuPathe, Inc. (a)(d)	18,258	59,704
Obagi Medical Products, Inc. (a)	21,864	294,727
Omeros Corp. (a)(d)	20,009	108,649
Optimer Pharmaceuticals, Inc. (a)(d)	39,316	476,510
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	929,356
Pain Therapeutics, Inc.	34,536	101,190
Pernix Therapeutics Holdings, Inc. (a)(d)	5,833	34,765
Perrigo Co.	81,693	9,245,197
Pfizer, Inc.	6,900,227	188,859,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)(d)	23,223	$ 143,750
Questcor Pharmaceuticals, Inc. (d)	59,227	1,930,800
Repros Therapeutics, Inc. (a)(d)	14,128	166,004
Sagent Pharmaceuticals, Inc. (a)(d)	10,801	177,136
Salix Pharmaceuticals Ltd. (a)	48,250	2,357,013
Santarus, Inc. (a)(d)	38,184	506,702
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	219,498
Somaxon Pharmaceuticals, Inc. (a)(d)	6,532	18,551
Sucampo Pharmaceuticals, Inc. Class A (a)	10,506	53,686
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	70,097
The Medicines Company (a)	52,840	1,680,840
Transcept Pharmaceuticals, Inc. (a)	2,494	14,465
Ventrus Biosciences, Inc. (a)(d)	6,995	21,405
ViroPharma, Inc. (a)(d)	60,392	1,506,176
VIVUS, Inc. (a)(d)	111,051	1,190,467
Warner Chilcott PLC (d)	165,178	2,231,555
XenoPort, Inc. (a)(d)	57,569	439,827
Zoetis, Inc. Class A	82,000	2,742,900
Zogenix, Inc. (a)(d)	43,460	81,270
		777,978,331
TOTAL HEALTH CARE		1,871,399,851
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.1%
AAR Corp.	45,448	798,521
AeroVironment, Inc. (a)(d)	13,243	292,935
Alliant Techsystems, Inc.	27,998	1,842,268
American Science & Engineering, Inc.	13,204	825,778
API Technologies Corp. (a)(d)	22,349	58,554
Ascent Solar Technologies, Inc. (a)(d)	33,082	21,503
Astronics Corp. (a)	6,636	182,822
Astrotech Corp. (a)	8,707	7,227
BE Aerospace, Inc. (a)	98,215	5,167,091
Breeze Industrial Products Corp. (a)	1,281	10,440
CPI Aerostructures, Inc. (a)	3,805	33,865
Cubic Corp.	13,440	560,986
Curtiss-Wright Corp.	45,438	1,577,153
DigitalGlobe, Inc. (a)	70,420	1,836,554
Ducommun, Inc. (a)	15,643	242,467
EDAC Technologies Corp. (a)(d)	4,274	65,392
Engility Holdings, Inc. (a)(d)	14,341	270,615
Esterline Technologies Corp. (a)	30,025	2,069,623
Exelis, Inc.	193,690	1,998,881
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,077,836
General Dynamics Corp.	313,129	21,283,378
HEICO Corp. Class A	36,331	1,209,822
Hexcel Corp. (a)	86,216	2,349,386

	Shares	Value
Honeywell International, Inc.	732,334	$ 51,336,613
Huntington Ingalls Industries, Inc.	51,071	2,453,451
Innovative Solutions & Support, Inc.	21,878	100,201
KEYW Holding Corp. (a)(d)	21,302	308,879
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	190,054
L-3 Communications Holdings, Inc.	86,081	6,565,398
LMI Aerospace, Inc. (a)	6,877	152,326
Lockheed Martin Corp.	249,444	21,951,072
Moog, Inc. Class A (a)(d)	37,679	1,694,048
National Presto Industries, Inc. (d)	4,216	320,374
Northrop Grumman Corp.	225,796	14,830,281
Orbital Sciences Corp. (a)	40,989	605,817
Precision Castparts Corp.	137,053	25,572,719
Raytheon Co.	310,361	16,936,400
Rockwell Collins, Inc. (d)	124,488	7,482,974
SIFCO Industries, Inc.	891	14,292
Sparton Corp. (a)	3,920	56,213
Spirit AeroSystems Holdings, Inc. Class A (a)	98,651	1,717,514
Sypris Solutions, Inc.	16,848	69,751
Taser International, Inc. (a)	58,908	438,865
Teledyne Technologies, Inc. (a)	29,878	2,198,423
Textron, Inc.	260,495	7,515,281
The Boeing Co.	634,274	48,775,671
TransDigm Group, Inc.	48,745	6,938,363
Triumph Group, Inc.	48,645	3,571,029
United Technologies Corp.	787,352	71,294,724
		336,873,830
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)(d)	108,399	598,362
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,713,563
C.H. Robinson Worldwide, Inc.	150,495	8,581,225
Echo Global Logistics, Inc. (a)	11,731	218,783
Expeditors International of Washington, Inc.	197,701	7,680,684
FedEx Corp.	272,333	28,712,068
Forward Air Corp.	28,163	1,062,308
Hub Group, Inc. Class A (a)(d)	34,129	1,287,687
Pacer International, Inc. (a)(d)	29,688	123,205
Park-Ohio Holdings Corp. (a)	3,535	71,902
Radiant Logistics, Inc. (a)(d)	14,104	30,465
United Parcel Service, Inc. Class B	666,512	55,087,217
UTI Worldwide, Inc.	92,577	1,409,948
XPO Logistics, Inc. (a)(d)	10,264	178,799
		106,756,216
Airlines - 0.2%
Alaska Air Group, Inc. (a)	59,510	3,067,741
Allegiant Travel Co.	24,598	1,974,973
Delta Air Lines, Inc. (a)	772,651	11,025,730
Hawaiian Holdings, Inc. (a)(d)	71,807	406,428
JetBlue Airways Corp. (a)(d)	168,034	1,018,286
Republic Airways Holdings, Inc. (a)	81,894	770,623
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	63,299	$ 886,186
Southwest Airlines Co.	643,054	7,523,732
Spirit Airlines, Inc. (a)	46,648	944,622
United Continental Holdings, Inc. (a)(d)	301,593	8,055,549
US Airways Group, Inc. (a)(d)	143,221	1,923,458
		37,597,328
Building Products - 0.2%
A.O. Smith Corp. (d)	36,923	2,641,102
AAON, Inc.	33,674	810,196
Ameresco, Inc. Class A (a)(d)	38,199	317,434
American Woodmark Corp. (a)	9,343	299,910
Apogee Enterprises, Inc.	33,247	857,440
Armstrong World Industries, Inc. (d)	15,342	784,436
Builders FirstSource, Inc. (a)(d)	54,285	328,424
Fortune Brands Home & Security, Inc. (a)	151,004	5,217,188
Gibraltar Industries, Inc. (a)	56,316	965,819
Griffon Corp.	38,833	437,648
Insteel Industries, Inc.	16,775	266,555
Lennox International, Inc.	38,428	2,269,942
Masco Corp.	332,269	6,399,501
NCI Building Systems, Inc. (a)	16,002	261,633
Nortek, Inc. (a)	12,474	897,380
Owens Corning (a)(d)	130,235	5,054,420
Patrick Industries, Inc. (a)(d)	7,747	102,725
Quanex Building Products Corp.	24,300	483,813
Simpson Manufacturing Co. Ltd. (d)	40,648	1,182,857
Trex Co., Inc. (a)(d)	11,686	552,047
Universal Forest Products, Inc. (d)	26,737	1,084,987
USG Corp. (a)(d)	77,759	2,194,359
		33,409,816
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	3,868	47,228
ABM Industries, Inc.	41,566	943,548
ACCO Brands Corp. (d)	120,265	901,988
Acorn Energy, Inc. (d)	12,727	82,853
ADT Corp. (d)	214,104	10,253,441
ARC Document Solutions, Inc. (a)	46,203	103,957
Avery Dennison Corp.	106,008	4,330,427
Casella Waste Systems, Inc. Class A (a)(d)	64,851	303,503
CECO Environmental Corp.	2,290	24,732
Cenveo, Inc. (a)(d)	104,135	218,684
Cintas Corp.	89,845	3,944,196
Clean Harbors, Inc. (a)(d)	47,498	2,446,147
Consolidated Graphics, Inc. (a)(d)	14,819	572,013
Copart, Inc. (a)	124,595	4,253,673
Corrections Corp. of America	88,360	3,388,606
Courier Corp.	17,378	218,094
Covanta Holding Corp. (d)	125,817	2,460,981
Deluxe Corp. (d)	54,408	2,158,909

	Shares	Value
EnergySolutions, Inc. (a)	165,491	$ 615,627
EnerNOC, Inc. (a)(d)	25,460	419,835
Ennis, Inc.	21,290	333,401
Fuel Tech, Inc. (a)	51,934	230,068
G&K Services, Inc. Class A	16,380	682,555
Healthcare Services Group, Inc. (d)	52,919	1,275,348
Heritage-Crystal Clean, Inc. (a)(d)	7,679	113,265
Herman Miller, Inc.	49,763	1,194,312
HNI Corp. (d)	49,416	1,559,569
Hudson Technologies, Inc. (a)(d)	5,394	23,464
Industrial Services of America, Inc. (a)(d)	1,620	4,860
InnerWorkings, Inc. (a)(d)	28,532	421,418
Interface, Inc.	44,100	807,471
Intersections, Inc.	12,865	134,954
Iron Mountain, Inc.	183,385	6,326,783
KAR Auction Services, Inc.	83,381	1,769,345
Kimball International, Inc. Class B	16,142	148,668
Knoll, Inc.	32,235	548,640
McGrath RentCorp.	17,562	517,903
Metalico, Inc. (a)(d)	55,605	91,192
Mine Safety Appliances Co.	26,951	1,262,654
Mobile Mini, Inc. (a)(d)	36,488	982,257
Multi-Color Corp.	7,946	191,737
NL Industries, Inc.	6,707	85,850
Performant Financial Corp. (d)	11,395	150,984
Perma-Fix Environmental Services, Inc. (a)	34,689	31,567
Pitney Bowes, Inc. (d)	187,772	2,459,813
Quad/Graphics, Inc. (d)	22,071	480,044
R.R. Donnelley & Sons Co. (d)	150,758	1,573,914
Republic Services, Inc.	279,496	8,787,354
Rollins, Inc.	69,664	1,707,465
Schawk, Inc. Class A	4,209	45,289
Standard Parking Corp. (a)	5,698	118,262
Standard Register Co.	19,851	10,521
Steelcase, Inc. Class A	74,937	1,060,359
Stericycle, Inc. (a)	80,780	7,748,418
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	204,089
Team, Inc. (a)	18,138	795,533
Tetra Tech, Inc. (a)	56,334	1,625,799
The Brink's Co.	40,696	1,076,409
TMS International Corp. (a)	14,898	205,294
TRC Companies, Inc. (a)	13,255	85,362
Tyco International Ltd.	436,716	13,979,279
Unifirst Corp. Massachusetts	12,480	1,042,579
United Stationers, Inc.	31,409	1,137,006
US Ecology, Inc.	25,366	630,852
Viad Corp.	19,833	544,614
Virco Manufacturing Co. (a)	2,682	7,000
Waste Connections, Inc.	109,931	3,760,740
Waste Management, Inc.	396,275	14,788,983
		120,451,685
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	100,199	$ 3,037,032
Aegion Corp. (a)(d)	34,101	819,447
Argan, Inc.	7,465	124,889
Comfort Systems USA, Inc.	43,738	545,850
Dycom Industries, Inc. (a)	25,959	543,841
EMCOR Group, Inc.	58,224	2,245,700
Fluor Corp.	155,989	9,655,719
Foster Wheeler AG (a)	92,101	2,215,950
Furmanite Corp. (a)	35,767	213,529
Goldfield Corp. (d)	22,426	83,873
Granite Construction, Inc.	31,641	983,719
Great Lakes Dredge & Dock Corp.	39,072	380,952
Integrated Electrical Services, Inc. (a)	13,442	77,964
Jacobs Engineering Group, Inc. (a)	112,424	5,490,788
KBR, Inc.	139,890	4,251,257
Layne Christensen Co. (a)(d)	15,356	337,678
MasTec, Inc. (a)(d)	50,211	1,510,849
Michael Baker Corp.	6,265	151,864
MYR Group, Inc. (a)	25,270	586,517
Northwest Pipe Co. (a)	12,188	291,049
Orion Marine Group, Inc. (a)(d)	15,813	150,540
Pike Electric Corp.	14,023	195,481
Primoris Services Corp.	27,169	509,419
Quanta Services, Inc. (a)	201,419	5,720,300
Sterling Construction Co., Inc. (a)	31,847	359,871
Tutor Perini Corp. (a)	37,087	630,850
UniTek Global Services, Inc. (a)	18,062	63,578
URS Corp.	82,388	3,481,717
		44,660,223
Electrical Equipment - 0.8%
Active Power, Inc. (a)(d)	10,523	48,090
Acuity Brands, Inc. (d)	38,677	2,635,064
Allied Motion Technologies, Inc.	4,209	29,463
Altair Nanotechnologies, Inc. (a)(d)	10,605	21,846
American Superconductor Corp. (a)(d)	126,771	366,368
AMETEK, Inc.	227,538	9,517,915
AZZ, Inc.	24,628	1,099,886
Babcock & Wilcox Co.	118,199	3,193,737
Belden, Inc.	39,680	1,998,285
Brady Corp. Class A	43,963	1,496,940
Broadwind Energy, Inc. (a)	15,938	53,711
Capstone Turbine Corp. (a)(d)	814,128	789,704
Coleman Cable, Inc.	5,164	51,175
Eaton Corp. PLC	428,520	26,555,384
Emerson Electric Co.	674,974	38,271,026
Encore Wire Corp.	23,059	753,799
EnerSys (a)	39,836	1,628,496
Enphase Energy, Inc. (d)	8,807	43,419
Espey Manufacturing & Electronics Corp.	2,015	51,987
Franklin Electric Co., Inc. (d)	17,393	1,131,763
FuelCell Energy, Inc. (a)	246,058	260,821

	Shares	Value
Generac Holdings, Inc. (d)	30,944	$ 1,066,021
General Cable Corp. (a)(d)	39,737	1,308,937
Global Power Equipment Group, Inc.	10,454	175,418
GrafTech International Ltd. (a)(d)	132,891	982,064
Hubbell, Inc. Class B	49,454	4,594,771
II-VI, Inc. (a)(d)	46,725	809,744
LSI Industries, Inc.	24,011	165,436
MagneTek, Inc. (a)	2,664	33,300
Ocean Power Technologies, Inc. (a)(d)	11,040	21,749
Plug Power, Inc. (a)(d)	38,179	6,490
Polypore International, Inc. (a)(d)	41,032	1,570,705
Powell Industries, Inc. (a)	7,721	449,439
PowerSecure International, Inc. (a)	20,869	176,343
Preformed Line Products Co.	1,961	138,878
Regal-Beloit Corp.	40,174	3,104,647
Revolution Lighting Technologies, Inc. (a)	1,806	1,860
Rockwell Automation, Inc.	127,826	11,547,801
Roper Industries, Inc.	90,096	11,226,863
SL Industries, Inc.	3,648	69,093
SolarCity Corp. (d)	12,947	234,470
Thermon Group Holdings, Inc. (a)	10,097	206,989
Ultralife Corp. (a)	13,410	50,958
Vicor Corp. (a)	10,982	57,985
		127,998,840
Industrial Conglomerates - 2.1%
3M Co.	597,243	62,113,272
Carlisle Companies, Inc.	55,830	3,789,182
Danaher Corp.	547,005	33,695,508
General Electric Co.	9,822,809	228,085,625
Raven Industries, Inc. (d)	30,000	846,900
Seaboard Corp.	366	1,044,194
		329,574,681
Machinery - 2.3%
Accuride Corp. (a)(d)	79,004	319,966
Actuant Corp. Class A (d)	71,032	2,160,083
Adept Technology, Inc. (a)	2,954	8,803
AGCO Corp.	85,338	4,393,200
Alamo Group, Inc.	17,898	640,390
Albany International Corp. Class A	47,080	1,344,605
Altra Holdings, Inc.	19,022	489,626
American Railcar Industries, Inc.	11,797	514,821
Ampco-Pittsburgh Corp.	10,414	194,846
Astec Industries, Inc. (d)	12,338	439,356
Barnes Group, Inc.	47,337	1,259,638
Blount International, Inc. (a)	31,486	474,494
Briggs & Stratton Corp.	42,488	1,039,256
Cascade Corp.	13,797	886,457
Caterpillar, Inc.	608,193	56,178,787
Chart Industries, Inc. (a)(d)	27,582	2,001,350
CIRCOR International, Inc.	13,068	544,674
CLARCOR, Inc. (d)	46,115	2,351,404
Colfax Corp. (a)(d)	64,640	2,805,376
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	26,972	$ 529,191
Commercial Vehicle Group, Inc. (a)	77,079	608,924
Crane Co.	41,480	2,230,794
Cummins, Inc.	162,557	18,835,480
Deere & Co.	362,253	31,816,681
Donaldson Co., Inc.	119,915	4,320,537
Douglas Dynamics, Inc.	29,195	415,153
Dover Corp.	166,240	12,193,704
Dynamic Materials Corp.	17,783	300,533
Eastern Co.	2,354	39,147
Energy Recovery, Inc. (a)(d)	81,715	402,038
EnPro Industries, Inc. (a)(d)	22,235	1,034,595
ESCO Technologies, Inc.	20,247	821,218
ExOne Co. (d)	5,200	141,388
Federal Signal Corp. (a)	80,990	631,722
Flow International Corp. (a)	66,905	248,218
Flowserve Corp.	44,479	7,138,880
FreightCar America, Inc.	19,411	408,213
Gardner Denver, Inc.	45,246	3,212,014
Gencor Industries, Inc. (a)	1,849	13,239
Gorman-Rupp Co. (d)	14,200	409,528
Graco, Inc.	51,140	2,971,234
Graham Corp.	12,124	282,368
Greenbrier Companies, Inc. (a)(d)	21,771	440,863
Hardinge, Inc.	12,474	163,160
Harsco Corp.	75,085	1,800,538
Hurco Companies, Inc. (a)	3,319	93,330
Hyster-Yale Materials Handling Class A	12,438	637,199
IDEX Corp.	74,036	3,770,653
Illinois Tool Works, Inc.	397,863	24,468,575
Ingersoll-Rand PLC	283,533	14,928,012
ITT Corp.	114,023	3,002,226
John Bean Technologies Corp.	23,559	434,192
Joy Global, Inc.	99,017	6,271,737
Kadant, Inc.	18,429	452,432
Kaydon Corp.	29,963	749,375
Kennametal, Inc. (d)	67,614	2,737,015
L.B. Foster Co. Class A	10,636	469,686
Lincoln Electric Holdings, Inc.	88,988	4,987,777
Lindsay Corp.	10,287	879,024
Lydall, Inc. (a)	9,770	147,136
Manitex International, Inc. (a)(d)	6,745	64,617
Manitowoc Co., Inc. (d)	113,567	2,103,261
Meritor, Inc. (a)	87,590	385,396
Met-Pro Corp.	10,211	100,680
Middleby Corp. (a)(d)	16,713	2,495,418
Miller Industries, Inc.	16,197	257,856
Mueller Industries, Inc.	25,011	1,330,085
Mueller Water Products, Inc. Class A	130,935	735,855
Navistar International Corp. (a)(d)	71,306	1,770,528

	Shares	Value
NN, Inc. (a)(d)	12,121	$ 104,968
Nordson Corp.	52,385	3,321,209
Omega Flex, Inc.	258	3,594
Oshkosh Truck Corp. (a)	84,157	3,245,094
PACCAR, Inc.	331,975	15,745,574
Pall Corp.	103,105	7,029,699
Parker Hannifin Corp.	138,351	13,071,402
Pentair Ltd.	196,121	10,447,366
PMFG, Inc. (a)(d)	15,367	104,035
Proto Labs, Inc.	7,469	347,234
RBC Bearings, Inc. (a)(d)	21,831	1,088,057
Rexnord Corp.	31,453	640,698
Sauer-Danfoss, Inc.	13,027	705,021
Snap-On, Inc.	55,924	4,489,019
SPX Corp.	46,613	3,752,813
Standex International Corp. (d)	10,804	581,471
Stanley Black & Decker, Inc.	155,097	12,206,134
Sun Hydraulics Corp.	19,343	539,476
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	267,170
Tennant Co.	13,999	653,333
Terex Corp. (a)(d)	97,076	3,185,064
Timken Co.	75,024	4,075,304
Titan International, Inc. (d)	42,501	897,196
Toro Co.	58,344	2,631,314
TriMas Corp. (a)(d)	46,817	1,343,180
Trinity Industries, Inc. (d)	70,615	3,053,393
Twin Disc, Inc. (d)	7,177	171,530
Valmont Industries, Inc.	23,843	3,756,465
Wabash National Corp. (a)(d)	74,589	711,579
WABCO Holdings, Inc. (a)	59,750	4,106,020
Wabtec Corp.	49,289	4,819,971
Watts Water Technologies, Inc. Class A	38,674	1,815,358
Woodward, Inc.	51,161	1,914,956
Xylem, Inc.	189,589	5,213,698
		358,766,952
Marine - 0.0%
Baltic Trading Ltd.	21,117	77,711
Eagle Bulk Shipping, Inc. (a)(d)	19,099	37,052
Genco Shipping & Trading Ltd. (a)(d)	76,288	196,060
International Shipholding Corp.	10,420	190,790
Kirby Corp. (a)(d)	49,913	3,792,390
Matson, Inc. (d)	37,893	974,229
		5,268,232
Professional Services - 0.4%
Acacia Research Corp. (a)(d)	43,794	1,224,480
Advisory Board Co. (a)(d)	32,138	1,632,932
Barrett Business Services, Inc.	6,681	291,826
CBIZ, Inc. (a)(d)	37,390	237,800
CDI Corp.	9,649	158,823
Corporate Executive Board Co.	29,612	1,603,194
CRA International, Inc. (a)(d)	15,589	344,673
CTPartners Executive Search, Inc. (a)	859	3,221
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Dolan Co. (a)	21,177	$ 61,625
Dun & Bradstreet Corp.	40,399	3,256,159
Equifax, Inc.	112,378	6,194,275
Exponent, Inc.	15,525	780,442
Franklin Covey Co. (a)	5,338	73,771
FTI Consulting, Inc. (a)(d)	68,234	2,370,449
GP Strategies Corp. (a)	10,677	230,516
Heidrick & Struggles International, Inc.	22,259	302,722
Hill International, Inc. (a)	13,945	47,552
Hudson Global, Inc. (a)(d)	13,947	51,325
Huron Consulting Group, Inc. (a)	20,793	814,878
ICF International, Inc. (a)	17,107	423,227
IHS, Inc. Class A (a)	51,981	5,522,981
Insperity, Inc.	15,769	447,051
Kelly Services, Inc. Class A (non-vtg.)	19,294	340,732
Kforce, Inc.	25,995	377,967
Korn/Ferry International (a)	33,723	624,213
Manpower, Inc.	75,166	4,104,064
Mastech Holdings, Inc.	299	2,240
MISTRAS Group, Inc. (a)	12,788	261,515
Navigant Consulting, Inc. (a)	41,733	531,261
Nielsen Holdings B.V.	152,740	5,145,811
Odyssey Marine Exploration, Inc. (a)(d)	46,227	161,795
On Assignment, Inc. (a)(d)	37,950	829,587
Pendrell Corp. (a)	126,539	180,951
RCM Technologies, Inc.	9,908	56,079
Resources Connection, Inc.	43,312	528,840
Robert Half International, Inc.	123,411	4,387,261
RPX Corp. (a)	14,564	172,583
Spherix, Inc. (a)	11	127
Towers Watson & Co.	58,151	3,871,112
TrueBlue, Inc. (a)	38,883	753,941
Verisk Analytics, Inc. (a)	135,085	7,905,174
VSE Corp.	1,834	42,017
WageWorks, Inc. (a)	8,340	196,907
		56,548,099
Road & Rail - 0.9%
AMERCO	7,919	1,193,472
Arkansas Best Corp.	18,872	217,783
Avis Budget Group, Inc. (a)(d)	100,640	2,351,957
Celadon Group, Inc. (d)	62,978	1,255,152
Con-way, Inc. (d)	51,304	1,803,336
Covenant Transport Group, Inc. Class A (a)	9,633	57,316
CSX Corp.	964,986	22,136,779
Genesee & Wyoming, Inc. Class A (a)(d)	38,299	3,428,526
Heartland Express, Inc. (d)	52,772	716,116
Hertz Global Holdings, Inc. (a)(d)	275,903	5,504,265
J.B. Hunt Transport Services, Inc. (d)	86,516	6,014,592
Kansas City Southern	103,087	10,614,868
Knight Transportation, Inc.	54,848	858,920

	Shares	Value
Landstar System, Inc. (d)	39,848	$ 2,243,044
Marten Transport Ltd.	20,799	430,539
Norfolk Southern Corp.	296,098	21,629,959
Old Dominion Freight Lines, Inc. (a)	69,360	2,493,492
Patriot Transportation Holding, Inc. (a)(d)	1,312	35,660
Providence & Worcester Railroad Co.	4,631	68,076
Quality Distribution, Inc. (a)(d)	25,189	198,741
Roadrunner Transportation Systems, Inc. (a)	12,158	276,959
Ryder System, Inc.	45,757	2,571,543
Saia, Inc. (a)	11,656	374,507
Swift Transporation Co. (a)(d)	69,603	941,729
Union Pacific Corp.	440,660	60,418,893
Universal Truckload Services, Inc.	4,618	84,232
USA Truck, Inc. (a)	1,841	9,095
Werner Enterprises, Inc. (d)	41,229	949,092
YRC Worldwide, Inc. (a)	6,129	37,571
Zipcar, Inc. (a)(d)	19,521	238,742
		149,154,956
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	338,387
AeroCentury Corp. (a)	688	11,008
Air Lease Corp. Class A (d)	64,973	1,765,316
Aircastle Ltd.	55,209	743,665
Applied Industrial Technologies, Inc.	42,674	1,852,478
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,638,987
BlueLinx Corp. (a)(d)	17,176	50,154
BlueLinx Corp. rights (a)	17,176	7,204
CAI International, Inc. (a)	7,670	211,692
DXP Enterprises, Inc. (a)	6,766	420,845
Edgen Group, Inc. Class A	19,685	157,874
Essex Rental Corp. (a)(d)	16,688	67,753
Fastenal Co. (d)	258,190	13,330,350
GATX Corp.	39,127	1,950,481
H&E Equipment Services, Inc. (d)	24,825	483,095
Houston Wire & Cable Co.	15,647	182,131
Kaman Corp.	21,079	735,657
Lawson Products, Inc.	4,764	67,839
MRC Global, Inc. (d)	21,717	667,146
MSC Industrial Direct Co., Inc. Class A (d)	40,442	3,450,511
Rush Enterprises, Inc. Class A (a)(d)	25,276	619,262
TAL International Group, Inc.	21,219	913,478
Textainer Group Holdings Ltd.	14,461	584,803
Titan Machinery, Inc. (a)(d)	17,235	486,889
United Rentals, Inc. (a)(d)	86,038	4,595,290
W.W. Grainger, Inc.	55,080	12,473,417
Watsco, Inc.	25,351	1,974,082
WESCO International, Inc. (a)(d)	40,702	3,007,878
Willis Lease Finance Corp. (a)(d)	2,006	30,110
		52,817,782
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	18,229	$ 247,914
TOTAL INDUSTRIALS		1,760,126,554
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	51,006	1,488,355
ADTRAN, Inc. (d)	58,980	1,317,613
Alliance Fiber Optic Products, Inc.	9,573	106,069
Ambient Corp. (a)(d)	1,932	5,216
Anaren, Inc. (a)	42,259	817,712
Arris Group, Inc. (a)	97,821	1,697,194
Aruba Networks, Inc. (a)(d)	102,880	2,563,770
Aviat Networks, Inc. (a)	66,605	237,114
Bel Fuse, Inc. Class B (non-vtg.)	7,032	117,153
Black Box Corp.	16,753	406,428
Blonder Tongue Laboratories, Inc. (a)(d)	3,352	4,257
Brocade Communications Systems, Inc. (a)	398,862	2,237,616
CalAmp Corp. (a)(d)	16,135	176,678
Calix Networks, Inc. (a)	25,252	216,410
Ciena Corp. (a)(d)	93,662	1,427,409
Cisco Systems, Inc.	4,969,682	103,617,870
Clearfield, Inc. (a)	2,407	13,311
Communications Systems, Inc.	4,311	46,128
Comtech Telecommunications Corp.	22,438	600,890
Digi International, Inc. (a)	21,456	211,556
EchoStar Holding Corp. Class A (a)	37,522	1,419,832
EMCORE Corp. (a)(d)	19,513	113,761
Emulex Corp. (a)	66,808	430,912
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	351,953
F5 Networks, Inc. (a)	73,095	6,902,361
Finisar Corp. (a)(d)	89,294	1,308,157
Globecomm Systems, Inc. (a)	11,676	141,747
Harmonic, Inc. (a)	75,490	429,538
Harris Corp.	108,567	5,218,816
Infinera Corp. (a)(d)	140,398	911,183
InterDigital, Inc.	37,438	1,662,247
Ixia (a)(d)	51,889	1,052,309
JDS Uniphase Corp. (a)	221,471	3,136,029
Juniper Networks, Inc. (a)	485,897	10,048,350
KVH Industries, Inc. (a)	23,641	314,898
Lantronix, Inc. (a)	71	140
Loral Space & Communications Ltd.	10,995	640,349
Meru Networks, Inc. (a)(d)	20,865	93,267
Motorola Solutions, Inc.	260,084	16,179,826
NETGEAR, Inc. (a)(d)	32,032	1,090,690
NumereX Corp. Class A (a)	2,670	32,814
Oclaro, Inc. (a)(d)	64,648	85,982
Oplink Communications, Inc. (a)	15,273	234,593

	Shares	Value
Optical Cable Corp.	564	$ 2,279
Palo Alto Networks, Inc. (d)	31,394	1,919,115
Parkervision, Inc. (a)(d)	73,296	292,451
PC-Tel, Inc.	2,259	15,632
Performance Technologies, Inc. (a)	2,977	2,772
Plantronics, Inc.	39,954	1,612,543
Polycom, Inc. (a)	189,613	1,727,374
Procera Networks, Inc. (a)(d)	21,122	247,127
QUALCOMM, Inc.	1,595,884	104,737,867
Relm Wireless Corp. (a)	9,436	20,476
Riverbed Technology, Inc. (a)(d)	148,314	2,266,238
Ruckus Wireless, Inc. (d)	11,332	242,052
ShoreTel, Inc. (a)(d)	22,164	89,986
Sonus Networks, Inc. (a)(d)	223,825	548,371
Symmetricom, Inc. (a)	21,713	107,262
Tellabs, Inc. (d)	301,356	611,753
Telular Corp.	1,806	17,988
Tessco Technologies, Inc. (d)	3,361	76,530
Ubiquiti Networks, Inc. (d)	9,640	132,743
ViaSat, Inc. (a)(d)	35,696	1,676,284
Westell Technologies, Inc. Class A (a)	20,974	38,173
Zhone Technologies, Inc. (a)	5,862	5,217
Zoom Technologies, Inc. (a)(d)	31,336	22,562
		285,521,298
Computers & Peripherals - 3.5%
3D Systems Corp. (a)(d)	68,215	2,521,226
Apple, Inc.	881,441	389,068,007
Astro-Med, Inc.	4,606	45,461
Avid Technology, Inc. (a)(d)	34,710	240,540
Concurrent Computer Corp.	987	6,899
Cray, Inc. (a)	32,010	619,394
Crossroads Systems, Inc. (a)	9,071	14,514
Datalink Corp. (a)	9,248	95,994
Dataram Corp. (a)	3,336	1,134
Dell, Inc.	1,357,390	18,935,591
Diebold, Inc.	54,057	1,526,570
Dot Hill Systems Corp. (a)	109,713	142,627
Electronics for Imaging, Inc. (a)	55,580	1,281,675
EMC Corp. (a)	1,969,648	45,321,600
Fusion-io, Inc. (a)(d)	66,698	1,125,862
Hauppauge Digital, Inc. (a)	430	357
Hewlett-Packard Co.	1,843,592	37,129,943
Hutchinson Technology, Inc. (a)(d)	34,936	98,869
iGO, Inc. (a)	5,684	17,905
Imation Corp. (a)	19,750	67,348
Immersion Corp. (a)(d)	59,681	399,266
Intermec, Inc. (a)	37,733	373,557
Interphase Corp. (a)	10,718	23,472
Intevac, Inc. (a)	17,689	84,553
Lexmark International, Inc. Class A	60,869	1,340,335
NCR Corp. (a)	140,900	3,886,022
NetApp, Inc. (a)	339,363	11,480,650
Novatel Wireless, Inc. (a)	27,517	59,712
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
OCZ Technology Group, Inc. (a)(d)	56,538	$ 97,811
Overland Storage, Inc. (a)(d)	5,087	5,697
QLogic Corp. (a)	79,628	906,167
Quantum Corp. (a)(d)	189,992	239,390
Rimage Corp.	6,017	41,036
SanDisk Corp. (a)	222,462	11,209,860
Scan-Optics, Inc. (a)	300	0
Seagate Technology (d)	328,410	10,561,666
Silicon Graphics International Corp. (a)(d)	32,579	490,314
STEC, Inc. (a)(d)	29,627	142,802
Super Micro Computer, Inc. (a)(d)	26,807	313,642
Synaptics, Inc. (a)(d)	36,621	1,272,946
Transact Technologies, Inc.	3,411	26,947
USA Technologies, Inc. (a)(d)	38,549	94,445
Video Display Corp. (a)	2,957	11,059
Western Digital Corp.	205,688	9,700,246
Xplore Technologies Corp. (a)	2,067	7,524
		551,030,635
Electronic Equipment & Components - 0.7%
Advanced Photonix, Inc. Class A (a)	4,544	1,863
Aeroflex Holding Corp. (a)	11,165	103,276
Agilysys, Inc. (a)	38,149	351,352
Amphenol Corp. Class A	146,122	10,354,205
Anixter International, Inc. (d)	21,905	1,509,693
Arrow Electronics, Inc. (a)	128,186	5,146,668
Audience, Inc. (d)	4,453	60,739
Avnet, Inc. (a)	130,776	4,617,701
AVX Corp.	48,749	574,263
Badger Meter, Inc.	35,716	1,812,944
Benchmark Electronics, Inc. (a)	50,023	871,401
Checkpoint Systems, Inc. (a)	27,013	320,374
ClearSign Combustion Corp. (a)	2,567	13,066
Cognex Corp. (d)	54,520	2,245,679
Coherent, Inc.	20,405	1,178,593
Corning, Inc.	1,372,498	17,307,200
CTS Corp.	18,339	179,722
Daktronics, Inc.	32,196	328,721
Document Security Systems, Inc. (a)(d)	10,726	24,134
Dolby Laboratories, Inc. Class A (d)	41,734	1,330,480
DTS, Inc. (a)(d)	19,732	392,667
Echelon Corp. (a)	32,190	84,660
Electro Rent Corp.	12,184	197,137
Electro Scientific Industries, Inc.	21,640	238,256
eMagin Corp.	5,084	16,167
Fabrinet (a)	16,812	275,885
FARO Technologies, Inc. (a)(d)	18,648	789,743
FEI Co. (d)	32,449	2,055,320
FLIR Systems, Inc.	144,524	3,806,762
Frequency Electronics, Inc.	430	4,382
Giga-Tronics, Inc. (a)	2,579	4,204

	Shares	Value
I. D. Systems Inc. (a)	6,071	$ 38,308
Identive Group, Inc. (a)	106,182	153,964
IEC Electronics Corp. (a)	86	526
Ingram Micro, Inc. Class A (a)	145,788	2,749,562
Insight Enterprises, Inc. (a)	39,665	762,361
Intelli-Check, Inc. (a)	4,366	3,493
InvenSense, Inc. (a)	25,131	302,075
IPG Photonics Corp. (d)	26,878	1,593,597
Iteris, Inc. (a)	1,032	1,806
Itron, Inc. (a)(d)	38,500	1,619,695
Jabil Circuit, Inc.	179,742	3,366,568
KEMET Corp. (a)	26,217	169,624
KEY Tronic Corp. (a)(d)	4,226	44,922
LightPath Technologies, Inc. Class A (a)	376	305
Littelfuse, Inc.	21,280	1,408,098
LoJack Corp. (a)	24,621	73,863
LRAD Corp. (a)	56,581	65,634
Maxwell Technologies, Inc. (a)(d)	18,344	160,510
Measurement Specialties, Inc. (a)	15,282	555,042
Mercury Systems, Inc. (a)(d)	23,393	160,242
Mesa Laboratories, Inc.	2,184	115,883
Methode Electronics, Inc. Class A	27,713	363,317
MicroVision, Inc. (a)(d)	33,140	56,669
MOCON, Inc.	2,209	31,743
Molex, Inc.	125,980	3,490,906
MTS Systems Corp.	16,730	903,420
Multi-Fineline Electronix, Inc. (a)	10,240	156,467
National Instruments Corp. (d)	93,144	2,801,772
Neonode, Inc. (a)	20,693	110,294
NetList, Inc. (a)(d)	104,599	81,587
Newport Corp. (a)	32,467	530,835
OSI Systems, Inc. (a)	17,430	1,004,491
Parametric Sound Corp. (a)(d)	1,985	23,403
Park Electrochemical Corp.	16,314	412,744
PC Connection, Inc.	6,039	86,599
PC Mall, Inc. (a)	4,077	28,947
Planar Systems, Inc. (a)	2,277	4,395
Plexus Corp. (a)	33,577	817,936
Power-One, Inc. (a)(d)	91,675	390,536
Pulse Electronics Corp. (a)	50,135	19,452
RadiSys Corp. (a)	9,220	38,632
RealD, Inc. (a)(d)	37,860	440,690
Research Frontiers, Inc. (a)(d)	16,855	55,284
Richardson Electronics Ltd.	23,707	283,536
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	591,714
Rogers Corp. (a)	16,870	804,868
Sanmina Corp. (a)	72,340	740,762
ScanSource, Inc. (a)	19,738	592,337
SYNNEX Corp. (a)(d)	16,578	632,119
TE Connectivity Ltd.	402,703	16,160,471
Tech Data Corp. (a)	34,347	1,822,452
Trimble Navigation Ltd. (a)	118,068	7,016,781
TTM Technologies, Inc. (a)(d)	45,522	373,280
Uni-Pixel, Inc. (a)(d)	8,000	188,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Universal Display Corp. (a)(d)	33,587	$ 1,053,960
Viasystems Group, Inc. (a)	4,710	66,788
Vishay Intertechnology, Inc. (a)(d)	124,817	1,646,336
Vishay Precision Group, Inc. (a)	9,596	134,824
Wayside Technology Group, Inc.	1,232	15,733
Wireless Telecom Group, Inc. (a)	11,200	14,896
Zygo Corp. (a)(d)	9,828	140,737
		113,673,848
Internet Software & Services - 2.3%
Active Network, Inc. (a)(d)	30,019	140,789
Akamai Technologies, Inc. (a)	164,615	6,084,170
Angie's List, Inc. (a)(d)	39,732	677,828
AOL, Inc. (d)	74,516	2,749,640
Autobytel, Inc. (a)	1,148	5,235
Bankrate, Inc. (a)	33,840	380,700
Bazaarvoice, Inc.	31,078	217,546
Blucora, Inc. (a)(d)	32,776	508,028
Brightcove, Inc. (d)	10,845	68,324
BroadVision, Inc. (a)	490	4,003
Carbonite, Inc. (a)(d)	4,801	47,146
comScore, Inc. (a)	21,331	340,016
Constant Contact, Inc. (a)(d)	30,835	435,699
Cornerstone OnDemand, Inc. (a)(d)	26,137	884,999
CoStar Group, Inc. (a)(d)	26,741	2,693,888
Crexendo, Inc.	6,585	17,780
Daegis, Inc. (a)	3,645	4,921
DealerTrack Holdings, Inc. (a)(d)	34,664	1,022,241
Demand Media, Inc. (a)(d)	42,676	345,676
Demandware, Inc.	6,200	163,990
Dice Holdings, Inc. (a)(d)	35,391	341,169
Digital River, Inc. (a)	26,434	376,420
EarthLink, Inc.	80,611	468,350
eBay, Inc. (a)	1,094,418	59,842,776
eGain Communications Corp. (a)	8,558	68,378
Equinix, Inc. (a)(d)	44,811	9,479,767
ExactTarget, Inc. (d)	29,149	650,023
Facebook, Inc. Class A	511,909	13,949,520
FriendFinder Networks, Inc. (a)(d)	17,170	10,795
GlowPoint, Inc. (a)	18,770	30,032
Google, Inc. Class A (a)	249,398	199,817,678
IAC/InterActiveCorp (d)	80,150	3,266,113
Internap Network Services Corp. (a)(d)	34,998	303,783
IntraLinks Holdings, Inc. (a)	36,458	214,373
Inuvo, Inc. (a)	9,640	6,758
iPass, Inc. (a)(d)	22,438	45,100
j2 Global, Inc.	38,868	1,386,810
Keynote Systems, Inc. (d)	17,976	274,673
Limelight Networks, Inc. (a)(d)	33,081	70,132
LinkedIn Corp. (a)	62,394	10,493,423
Liquidity Services, Inc. (a)(d)	21,953	747,500
LivePerson, Inc. (a)(d)	37,230	538,718

	Shares	Value
Local Corp. (a)(d)	28,399	$ 47,426
LogMeIn, Inc. (a)(d)	22,955	409,976
Marchex, Inc. Class B	28,685	108,429
Market Leader, Inc. (a)	7,128	53,032
MeetMe, Inc. (a)(d)	18,724	48,121
Millennial Media, Inc. (d)	10,513	98,507
Monster Worldwide, Inc. (a)(d)	97,552	499,466
Move, Inc. (a)	35,516	346,636
NIC, Inc. (d)	78,994	1,399,774
OpenTable, Inc. (a)	23,366	1,299,150
Perficient, Inc. (a)	18,309	212,018
QuinStreet, Inc. (a)	17,620	100,963
Rackspace Hosting, Inc. (a)(d)	107,654	6,013,552
RealNetworks, Inc. (a)	28,670	208,431
Responsys, Inc. (a)	13,609	109,825
Saba Software, Inc. (a)	20,826	182,019
SciQuest, Inc. (a)	12,793	244,986
Selectica, Inc. (a)	552	5,757
Spark Networks, Inc. (a)(d)	3,502	25,284
SPS Commerce, Inc. (a)(d)	11,840	442,698
Stamps.com, Inc. (a)(d)	12,471	304,168
Support.com, Inc. (a)(d)	117,655	458,855
Synacor, Inc. (d)	8,243	27,119
TechTarget, Inc. (a)	1,217	5,915
TheStreet.com, Inc.	3,696	6,838
Travelzoo, Inc. (a)	5,383	113,420
Trulia, Inc. (d)	5,966	142,229
United Online, Inc.	71,982	424,694
Unwired Planet, Inc. (a)	76,683	154,133
ValueClick, Inc. (a)(d)	62,448	1,665,488
VeriSign, Inc. (a)(d)	144,977	6,639,947
Vocus, Inc. (a)(d)	23,379	328,241
Web.com Group, Inc. (a)(d)	25,389	433,644
WebMD Health Corp. (a)	42,908	948,267
WebMediaBrands, Inc. (a)	147	238
XO Group, Inc. (a)(d)	29,832	272,963
Yahoo!, Inc. (a)	1,002,327	21,359,588
Yelp, Inc. (d)	13,280	294,683
Zix Corp. (a)(d)	43,773	164,586
		364,775,976
IT Services - 3.4%
Accenture PLC Class A	602,434	44,796,992
Acxiom Corp. (a)	66,136	1,204,337
Alliance Data Systems Corp. (a)(d)	50,917	8,080,019
Analysts International Corp. (a)	1,000	3,670
Automatic Data Processing, Inc.	461,625	28,325,310
Booz Allen Hamilton Holding Corp. Class A (d)	29,672	379,802
Broadridge Financial Solutions, Inc.	107,819	2,474,446
CACI International, Inc. Class A (a)(d)	20,462	1,038,447
Cardtronics, Inc. (a)	44,777	1,180,322
Cass Information Systems, Inc.	3,955	169,076
Ciber, Inc. (a)(d)	53,912	239,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	279,212	$ 21,435,105
Computer Sciences Corp.	143,307	6,883,035
Computer Task Group, Inc.	4,854	96,595
Convergys Corp. (d)	123,097	2,042,179
CoreLogic, Inc. (a)	88,040	2,281,116
CSG Systems International, Inc. (a)(d)	47,456	921,121
CSP, Inc.	3,696	25,133
DST Systems, Inc.	31,684	2,151,977
Dynamics Research Corp. (a)	2,443	14,438
Edgewater Technology, Inc. (a)	2,875	11,241
EPAM Systems, Inc. (d)	11,994	251,634
Euronet Worldwide, Inc. (a)(d)	47,939	1,157,247
ExlService Holdings, Inc. (a)(d)	20,701	626,619
Fidelity National Information Services, Inc.	242,609	9,134,229
Fiserv, Inc. (a)	126,468	10,384,287
FleetCor Technologies, Inc. (a)	39,405	2,750,863
Forrester Research, Inc.	10,441	286,710
Gartner, Inc. Class A (a)(d)	93,477	4,651,416
Genpact Ltd.	119,462	2,103,726
Global Cash Access Holdings, Inc. (a)	58,402	414,654
Global Payments, Inc.	75,409	3,635,468
Hackett Group, Inc.	12,619	58,426
Heartland Payment Systems, Inc.	30,852	959,497
Higher One Holdings, Inc. (a)(d)	26,817	239,744
IBM Corp.	995,045	199,834,887
iGate Corp. (a)(d)	19,383	370,409
Information Services Group, Inc. (a)	18,000	24,120
Innodata, Inc. (a)	14,010	48,895
Jack Henry & Associates, Inc.	77,862	3,404,127
Lender Processing Services, Inc.	87,526	2,149,639
Lionbridge Technologies, Inc. (a)	34,685	132,497
ManTech International Corp. Class A	23,021	571,151
MasterCard, Inc. Class A	99,527	51,537,071
Mattersight Corp. (a)	4,307	19,640
Maximus, Inc.	30,123	2,192,352
ModusLink Global Solutions, Inc. (a)	31,030	89,366
MoneyGram International, Inc. (a)(d)	66,937	1,085,049
NCI, Inc. Class A (a)	12,261	61,673
NeuStar, Inc. Class A (a)(d)	66,766	2,927,689
Online Resources Corp. (a)	26,280	100,652
Paychex, Inc. (d)	286,984	9,499,170
PFSweb, Inc. (a)	1,815	6,262
PRG-Schultz International, Inc. (a)	5,640	36,660
SAIC, Inc. (d)	273,792	3,236,221
Sapient Corp. (a)	97,843	1,097,798
ServiceSource International, Inc. (a)	30,455	192,476
StarTek, Inc. (a)	2,150	10,793
Storage Engine, Inc. (a)	434	0
Sykes Enterprises, Inc. (a)	30,728	456,618

	Shares	Value
Syntel, Inc.	16,557	$ 996,069
Teletech Holdings, Inc. (a)	19,293	360,972
Teradata Corp. (a)	158,752	9,217,141
The Management Network Group, Inc. (a)	206	719
The Western Union Co.	556,142	7,802,672
Total System Services, Inc.	171,609	4,077,430
Unisys Corp. (a)(d)	35,389	813,239
Vantiv, Inc. (d)	35,941	782,076
VeriFone Systems, Inc. (a)	99,369	1,885,030
Virtusa Corp. (a)	14,018	293,677
Visa, Inc. Class A	486,399	77,162,337
WEX, Inc. (a)	33,822	2,536,988
		545,422,354
Office Electronics - 0.1%
Xerox Corp.	1,207,010	9,788,851
Zebra Technologies Corp. Class A (a)	46,287	2,069,955
		11,858,806
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)(d)	31,081	560,701
Advanced Micro Devices, Inc. (a)(d)	535,938	1,334,486
AEHR Test Systems (a)	3,126	2,813
Aetrium, Inc. (a)	2,064	1,548
Altera Corp.	296,178	10,490,625
Amkor Technology, Inc. (a)(d)	114,967	465,616
Amtech Systems, Inc. (a)	12,381	49,400
ANADIGICS, Inc. (a)(d)	74,954	158,153
Analog Devices, Inc.	279,008	12,616,742
Applied Materials, Inc.	1,097,065	15,029,791
Applied Micro Circuits Corp. (a)(d)	98,689	784,578
Atmel Corp. (a)	430,659	2,928,481
ATMI, Inc. (a)	23,384	512,110
Axcelis Technologies, Inc. (a)	87,264	99,481
AXT, Inc. (a)	31,515	89,818
Broadcom Corp. Class A	472,870	16,129,596
Brooks Automation, Inc.	46,495	470,064
BTU International, Inc. (a)	4,067	11,835
Cabot Microelectronics Corp. (d)	30,653	1,047,413
Cavium, Inc. (a)(d)	42,834	1,581,431
Ceva, Inc. (a)	14,448	218,598
Cirrus Logic, Inc. (a)(d)	62,020	1,490,961
Cohu, Inc.	18,095	182,036
Cree, Inc. (a)(d)	109,699	4,961,686
CVD Equipment Corp. (a)(d)	24,298	247,840
Cymer, Inc. (a)	29,062	2,873,651
Cypress Semiconductor Corp. (d)	200,786	2,114,277
Diodes, Inc. (a)(d)	26,894	535,997
DSP Group, Inc. (a)	34,788	251,865
Entegris, Inc. (a)	143,226	1,362,079
Entropic Communications, Inc. (a)(d)	130,146	573,944
Exar Corp. (a)	27,190	319,483
Fairchild Semiconductor International, Inc. (a)	100,014	1,426,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
First Solar, Inc. (a)(d)	62,639	$ 1,619,218
FormFactor, Inc. (a)	44,109	221,427
GigOptix, Inc. (a)	17,428	19,171
GSI Technology, Inc. (a)	4,316	27,709
GT Advanced Technologies, Inc. (a)(d)	93,200	266,552
Hittite Microwave Corp. (a)(d)	24,952	1,617,389
Ikanos Communications, Inc. (a)	35,040	60,970
Inphi Corp. (a)(d)	18,384	177,589
Integrated Device Technology, Inc. (a)	100,471	683,203
Integrated Silicon Solution, Inc. (a)	27,085	230,223
Intel Corp.	4,659,552	97,151,659
International Rectifier Corp. (a)(d)	61,935	1,301,874
Intersil Corp. Class A	109,308	928,025
Intest Corp.	2,175	7,352
IXYS Corp.	38,644	385,281
KLA-Tencor Corp.	158,007	8,652,463
Kopin Corp. (a)	42,598	137,166
Kulicke & Soffa Industries, Inc. (a)	82,587	893,591
Lam Research Corp. (a)	168,446	7,125,266
Lattice Semiconductor Corp. (a)	136,230	637,556
Linear Technology Corp. (d)	206,542	7,898,166
LSI Corp. (a)	527,450	3,671,052
LTX-Credence Corp. (a)	48,731	282,640
M/A-COM Technology Solutions, Inc. (d)	10,000	162,000
Marvell Technology Group Ltd.	465,712	4,703,691
Mattson Technology, Inc. (a)	39,367	48,421
Maxim Integrated Products, Inc. (d)	279,986	8,729,963
MaxLinear, Inc. Class A (a)	15,441	90,793
MEMC Electronic Materials, Inc. (a)(d)	197,213	976,204
Micrel, Inc. (d)	33,398	351,347
Microchip Technology, Inc.	181,262	6,610,625
Micron Technology, Inc. (a)(d)	956,682	8,026,562
Microsemi Corp. (a)	78,145	1,612,131
Mindspeed Technologies, Inc. (a)(d)	20,470	91,092
MKS Instruments, Inc.	47,592	1,291,647
Monolithic Power Systems, Inc. (d)	35,284	867,634
MoSys, Inc. (a)(d)	9,566	33,194
Nanometrics, Inc. (a)	28,664	422,794
NeoPhotonics Corp. (a)	11,524	57,850
NVE Corp. (a)(d)	6,043	320,037
NVIDIA Corp.	580,786	7,352,751
Omnivision Technologies, Inc. (a)(d)	44,394	684,112
ON Semiconductor Corp. (a)	400,227	3,201,816
PDF Solutions, Inc. (a)	17,331	269,324
Peregrine Semiconductor Corp. (d)	5,341	53,357
Pericom Semiconductor Corp. (a)	17,514	122,948
Photronics, Inc. (a)(d)	74,723	496,161
Pixelworks, Inc. (a)	11,868	28,721
PLX Technology, Inc. (a)	29,807	141,583
PMC-Sierra, Inc. (a)(d)	199,312	1,293,535
Power Integrations, Inc.	28,590	1,195,348

	Shares	Value
QuickLogic Corp. (a)(d)	38,003	$ 82,086
Rambus, Inc. (a)	81,201	457,974
RF Micro Devices, Inc. (a)(d)	236,125	1,088,536
Rubicon Technology, Inc. (a)(d)	18,271	94,278
Rudolph Technologies, Inc. (a)(d)	29,614	326,346
Semtech Corp. (a)(d)	60,032	1,835,178
Sigma Designs, Inc. (a)(d)	22,818	106,104
Silicon Image, Inc. (a)	84,424	389,195
Silicon Laboratories, Inc. (a)(d)	36,210	1,503,439
Skyworks Solutions, Inc. (a)	195,201	4,157,781
Spansion, Inc. Class A	38,055	447,527
STR Holdings, Inc. (a)(d)	37,233	74,466
SunPower Corp. (a)(d)	29,517	346,530
Supertex, Inc.	19,548	441,589
Teradyne, Inc. (a)(d)	178,524	2,992,062
Tessera Technologies, Inc.	44,982	802,479
Texas Instruments, Inc.	1,045,185	35,923,008
TranSwitch Corp. (a)	16,133	13,389
TriQuint Semiconductor, Inc. (a)(d)	138,618	651,505
Ultra Clean Holdings, Inc. (a)	12,895	76,081
Ultratech, Inc. (a)	31,408	1,287,100
Veeco Instruments, Inc. (a)	36,173	1,154,280
Vitesse Semiconductor Corp. (a)(d)	9,484	19,822
Volterra Semiconductor Corp. (a)	28,138	431,918
Xilinx, Inc.	242,074	9,022,098
		327,879,253
Software - 3.5%
Accelrys, Inc. (a)	40,003	378,428
ACI Worldwide, Inc. (a)(d)	37,489	1,717,371
Activision Blizzard, Inc.	390,312	5,581,462
Actuate Corp. (a)	42,170	253,442
Adobe Systems, Inc. (a)	463,352	18,209,734
Advent Software, Inc. (a)(d)	32,795	859,229
American Software, Inc. Class A	10,878	88,764
ANSYS, Inc. (a)(d)	86,793	6,578,909
Aspen Technology, Inc. (a)	97,387	2,995,624
Autodesk, Inc. (a)	213,057	7,823,453
Blackbaud, Inc.	40,206	1,117,727
BMC Software, Inc. (a)	135,415	5,426,079
Bottomline Technologies, Inc. (a)(d)	34,478	935,388
BroadSoft, Inc. (a)	23,438	492,198
BSQUARE Corp. (a)	11,182	32,987
CA Technologies, Inc.	349,083	8,549,043
Cadence Design Systems, Inc. (a)(d)	280,788	3,975,958
Callidus Software, Inc. (a)(d)	16,907	73,545
Citrix Systems, Inc. (a)	175,074	12,412,747
CommVault Systems, Inc. (a)(d)	39,408	2,914,222
Compuware Corp. (a)	189,084	2,195,265
Comverse, Inc.	14,883	409,580
Concur Technologies, Inc. (a)(d)	46,147	3,239,519
Datawatch Corp. (a)	1,950	21,216
Digimarc Corp.	3,041	67,906
Ebix, Inc. (d)	31,393	503,230
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	280,403	$ 4,915,465
Ellie Mae, Inc. (a)	15,823	321,207
Envivio, Inc.	6,801	11,562
EPIQ Systems, Inc.	38,746	482,000
ePlus, Inc.	1,206	55,428
Evolving Systems, Inc.	4,973	33,319
FactSet Research Systems, Inc. (d)	36,068	3,509,056
Fair Isaac Corp.	37,437	1,659,957
FalconStor Software, Inc. (a)	21,866	58,820
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	3,017,422
Glu Mobile, Inc. (a)(d)	98,358	223,273
GSE Systems, Inc. (a)	388	877
Guidance Software, Inc. (a)	3,531	34,639
Guidewire Software, Inc. (a)(d)	25,608	935,972
Imperva, Inc. (a)(d)	12,476	455,374
Infoblox, Inc. (d)	40,167	847,122
Informatica Corp. (a)	99,837	3,495,293
Interactive Intelligence Group, Inc. (a)	16,038	667,341
Intuit, Inc.	259,759	16,749,260
Jive Software, Inc. (a)(d)	30,754	509,901
Majesco Entertainment Co. (a)	19,952	10,664
Manhattan Associates, Inc. (a)(d)	20,570	1,437,020
Marlborough Software Development Holdings, Inc.	5,202	780
Mentor Graphics Corp. (d)	80,500	1,425,655
MICROS Systems, Inc. (a)(d)	71,058	3,041,282
Microsoft Corp.	7,095,764	197,262,239
MicroStrategy, Inc. Class A (a)	7,880	802,814
Mitek Systems, Inc. (a)(d)	15,896	68,353
Monotype Imaging Holdings, Inc.	25,665	538,965
Motricity, Inc. (a)(d)	42,402	16,957
NetScout Systems, Inc. (a)	29,548	751,406
NetSol Technologies, Inc. (a)(d)	10,165	117,711
NetSuite, Inc. (a)(d)	30,845	2,152,673
Nuance Communications, Inc. (a)(d)	239,170	4,403,120
Oracle Corp.	3,523,355	120,710,142
Parametric Technology Corp. (a)	117,269	2,713,605
Peerless Systems Corp. (a)	172	550
Pegasystems, Inc.	16,328	447,224
Pervasive Software, Inc. (a)	4,203	38,457
Progress Software Corp. (a)	56,172	1,264,993
Proofpoint, Inc. (d)	6,483	90,632
PROS Holdings, Inc. (a)	12,895	336,044
QAD, Inc. Class B	4,298	51,705
QLIK Technologies, Inc. (a)	69,650	1,810,900
Qualys, Inc. (d)	7,387	87,610
RealPage, Inc. (a)(d)	33,089	716,708
Red Hat, Inc. (a)	178,129	9,050,734
Rosetta Stone, Inc. (a)	8,315	96,288
Rovi Corp. (a)	95,372	1,696,668

	Shares	Value
salesforce.com, Inc. (a)(d)	121,229	$ 20,514,371
SeaChange International, Inc. (a)	17,668	203,535
ServiceNow, Inc. (d)	10,394	337,493
Smith Micro Software, Inc. (a)(d)	41,455	60,524
SolarWinds, Inc. (a)	59,019	3,332,213
Solera Holdings, Inc.	62,084	3,495,329
Sonic Foundry, Inc. (a)	155	1,070
Sourcefire, Inc. (a)(d)	26,600	1,426,558
Splunk, Inc.	20,016	723,178
SS&C Technologies Holdings, Inc. (a)	35,267	892,608
Symantec Corp. (a)	635,627	14,899,097
Synchronoss Technologies, Inc. (a)(d)	29,419	887,571
Synopsys, Inc. (a)	144,793	5,072,099
Take-Two Interactive Software, Inc. (a)(d)	76,173	1,115,173
Tangoe, Inc. (a)(d)	45,871	627,057
TeleCommunication Systems, Inc. Class A (a)	49,377	114,061
TeleNav, Inc. (a)	12,035	85,569
TIBCO Software, Inc. (a)	141,645	3,038,285
TiVo, Inc. (a)(d)	121,206	1,501,742
Tyler Technologies, Inc. (a)	30,080	1,696,512
Ultimate Software Group, Inc. (a)(d)	28,130	2,764,335
Vasco Data Security International, Inc. (a)	30,246	250,134
Verint Systems, Inc. (a)	42,645	1,457,180
VirnetX Holding Corp. (a)(d)	42,196	1,486,565
VMware, Inc. Class A (a)(d)	80,645	5,792,730
Vringo, Inc. (a)(d)	39,609	120,411
Wave Systems Corp. Class A (a)(d)	62,248	54,778
Websense, Inc. (a)	31,243	468,333
Workday, Inc.	22,066	1,220,029
Zynga, Inc. (a)(d)	461,286	1,563,760
		551,180,513
TOTAL INFORMATION TECHNOLOGY		2,751,342,683
MATERIALS - 3.8%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	949,654
ADA-ES, Inc. (a)(d)	14,209	377,533
Air Products & Chemicals, Inc.	196,426	16,959,421
Airgas, Inc.	67,095	6,728,287
Albemarle Corp.	82,305	5,356,409
American Pacific Corp. (a)	2,556	47,286
American Vanguard Corp.	23,997	744,627
Arabian American Development Co. (a)(d)	28,770	211,747
Ashland, Inc.	69,720	5,436,068
Axiall Corp.	65,100	3,683,358
Balchem Corp.	26,952	1,086,974
Cabot Corp.	56,337	2,072,075
Calgon Carbon Corp. (a)(d)	83,129	1,418,181
Celanese Corp. Class A (d)	148,644	6,963,971
CF Industries Holdings, Inc.	60,942	12,238,982
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chase Corp.	3,188	$ 60,062
Chemtura Corp. (a)	94,872	1,908,825
Clean Diesel Technologies, Inc. (a)(d)	42,378	101,283
Core Molding Technologies, Inc. (a)	5,919	41,137
Cytec Industries, Inc.	39,374	2,850,284
E.I. du Pont de Nemours & Co.	867,966	41,575,571
Eastman Chemical Co.	140,187	9,775,240
Ecolab, Inc.	245,228	18,772,203
Ferro Corp. (a)(d)	75,739	388,541
Flotek Industries, Inc. (a)(d)	68,404	960,392
FMC Corp.	127,997	7,713,099
FutureFuel Corp.	9,540	125,069
GSE Holding, Inc.	3,278	23,569
H.B. Fuller Co.	40,504	1,655,398
Hawkins, Inc. (d)	5,329	210,176
Huntsman Corp.	166,677	2,871,845
Innophos Holdings, Inc.	21,107	1,030,655
International Flavors & Fragrances, Inc.	78,743	5,746,664
Intrepid Potash, Inc. (d)	47,540	937,013
KMG Chemicals, Inc.	10,303	203,587
Koppers Holdings, Inc.	22,254	923,096
Kraton Performance Polymers, Inc. (a)	27,382	658,263
Kronos Worldwide, Inc. (d)	25,586	437,776
Landec Corp. (a)	25,874	284,873
LSB Industries, Inc. (a)	18,952	734,390
LyondellBasell Industries NV Class A	353,245	20,707,222
Material Sciences Corp. (a)(d)	4,565	46,335
Minerals Technologies, Inc.	52,154	2,098,677
Monsanto Co.	498,229	50,336,076
NewMarket Corp. (d)	10,242	2,577,604
Olin Corp. (d)	59,328	1,374,036
OM Group, Inc. (a)(d)	25,674	630,040
OMNOVA Solutions, Inc. (a)	35,057	280,807
Penford Corp. (a)	6,469	65,660
PolyOne Corp.	78,276	1,783,910
PPG Industries, Inc.	140,149	18,872,464
Praxair, Inc.	278,925	31,532,471
Quaker Chemical Corp.	14,473	830,895
Rockwood Holdings, Inc.	70,868	4,436,337
RPM International, Inc.	115,775	3,520,718
Senomyx, Inc. (a)	31,786	76,604
Sensient Technologies Corp.	58,886	2,173,482
Sherwin-Williams Co.	79,080	12,778,537
Sigma Aldrich Corp.	110,382	8,506,037
Spartech Corp. (a)	26,298	259,561
Stepan Co.	16,974	1,039,488
The Dow Chemical Co.	1,116,995	35,431,081
The Mosaic Co.	258,436	15,128,843
The Scotts Miracle-Gro Co. Class A (d)	31,090	1,377,598
Tredegar Corp.	24,439	598,267
Tronox Ltd. Class A	19,331	397,059

	Shares	Value
Valhi, Inc.	16,022	$ 260,838
Valspar Corp.	85,270	5,253,485
W.R. Grace & Co. (a)	64,184	4,594,291
Westlake Chemical Corp.	20,522	1,769,407
Zep, Inc.	16,526	247,229
Zoltek Companies, Inc. (a)(d)	40,249	376,328
		393,624,971
Construction Materials - 0.1%
Eagle Materials, Inc.	43,267	2,782,501
Headwaters, Inc. (a)	97,498	917,456
Martin Marietta Materials, Inc.	41,456	4,026,621
Texas Industries, Inc. (a)(d)	19,133	1,110,671
U.S. Concrete, Inc. (a)	13,793	135,171
Vulcan Materials Co.	120,291	6,126,421
		15,098,841
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	459,221
Aptargroup, Inc.	60,393	3,257,598
Ball Corp.	152,556	6,775,012
Bemis Co., Inc.	87,122	3,253,135
Berry Plastics Group, Inc.	28,788	553,305
Boise, Inc.	80,405	690,679
Crown Holdings, Inc. (a)	123,560	4,802,777
Graphic Packaging Holding Co. (a)	184,468	1,368,753
Greif, Inc. Class A	37,275	1,896,179
MOD-PAC Corp. (sub. vtg.) (a)	989	8,120
Myers Industries, Inc.	25,717	378,554
Owens-Illinois, Inc. (a)	155,209	3,957,830
Packaging Corp. of America	83,299	3,480,232
Rock-Tenn Co. Class A	65,822	5,821,956
Sealed Air Corp.	175,395	3,895,523
Silgan Holdings, Inc.	43,920	1,885,486
Sonoco Products Co.	95,840	3,044,837
UFP Technologies, Inc. (a)	2,454	46,430
		45,575,627
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(d)	36,860	605,610
AK Steel Holding Corp. (d)	121,218	454,568
Alcoa, Inc. (d)	972,022	8,281,627
Allegheny Technologies, Inc.	102,039	3,109,128
Allied Nevada Gold Corp. (a)(d)	72,291	1,322,925
Amcol International Corp.	23,278	680,649
Carpenter Technology Corp.	37,349	1,763,993
Century Aluminum Co. (a)(d)	51,555	418,111
Cliffs Natural Resources, Inc. (d)	131,469	3,347,201
Coeur d'Alene Mines Corp. (a)	98,197	1,866,725
Commercial Metals Co.	130,792	2,133,218
Compass Minerals International, Inc.	30,663	2,260,476
Comstock Mining, Inc. (a)(d)	32,356	64,065
Freeport-McMoRan Copper & Gold, Inc.	888,082	28,347,577
Friedman Industries	2,001	21,891
General Moly, Inc. (a)	49,482	144,487
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Globe Specialty Metals, Inc.	53,804	$ 768,859
Golden Minerals Co. (a)(d)	55,854	161,977
Handy & Harman Ltd. (a)	5,646	91,465
Haynes International, Inc.	10,403	535,755
Hecla Mining Co. (d)	255,072	1,183,534
Horsehead Holding Corp. (a)(d)	39,520	417,726
Kaiser Aluminum Corp. (d)	16,273	996,559
Materion Corp.	22,336	617,814
McEwen Mining, Inc. (a)	217,690	528,987
Metals USA Holdings Corp.	10,388	215,447
Mines Management, Inc. (a)(d)	24,109	26,279
Molycorp, Inc. (a)(d)	115,663	710,171
Newmont Mining Corp.	460,156	18,539,685
Noranda Aluminium Holding Corp.	57,213	272,334
Nucor Corp.	296,896	13,375,165
Olympic Steel, Inc.	9,587	198,163
Reliance Steel & Aluminum Co.	68,490	4,560,749
Royal Gold, Inc.	59,947	3,928,926
RTI International Metals, Inc. (a)(d)	27,976	830,048
Schnitzer Steel Industries, Inc. Class A (d)	20,284	580,325
Silver Bull Resources, Inc. (a)(d)	60,971	20,425
Solitario Exploration & Royalty Corp. (a)	18,115	28,078
Steel Dynamics, Inc.	191,858	2,929,672
Stillwater Mining Co. (a)(d)	106,954	1,394,680
SunCoke Energy, Inc. (a)	69,275	1,142,345
Synalloy Corp.	1,991	27,177
Timberline Resources Corp. (a)	18,994	3,609
U.S. Silica Holdings, Inc. (d)	14,625	359,629
United States Steel Corp. (d)	123,306	2,569,697
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	236,328
US Antimony Corp. (a)(d)	24,962	46,679
Walter Energy, Inc.	53,873	1,712,623
Worthington Industries, Inc.	60,686	1,719,841
		115,553,002
Paper & Forest Products - 0.2%
Boise Cascade Co.	11,500	311,650
Buckeye Technologies, Inc.	38,686	1,072,763
Clearwater Paper Corp. (a)	22,216	1,075,032
Deltic Timber Corp.	13,533	966,121
Domtar Corp.	31,471	2,346,478
International Paper Co.	404,904	17,819,825
Kapstone Paper & Packaging Corp.	34,137	909,410
Louisiana-Pacific Corp. (a)(d)	122,996	2,579,226
MeadWestvaco Corp.	171,723	6,132,228
Neenah Paper, Inc.	13,754	401,617
P.H. Glatfelter Co.	36,975	671,096
Resolute Forest Products (a)(d)	103,317	1,425,775
Schweitzer-Mauduit International, Inc.	24,906	917,786

	Shares	Value
Verso Paper Corp. (a)	23,529	$ 25,176
Wausau-Mosinee Paper Corp.	43,988	434,162
		37,088,345
TOTAL MATERIALS		606,940,786
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(d)	89,195	539,630
Alaska Communication Systems Group, Inc.	135,810	233,593
Allegiance Telecom, Inc. (a)(d)	7,100	0
AT&T, Inc.	5,313,513	190,808,252
Atlantic Tele-Network, Inc.	16,949	796,603
Cbeyond, Inc. (a)	59,758	419,501
CenturyLink, Inc. (d)	578,199	20,046,159
Cincinnati Bell, Inc. (a)(d)	198,209	644,179
Cogent Communications Group, Inc.	64,769	1,628,940
Consolidated Communications Holdings, Inc.	59,983	1,007,714
Elephant Talk Communication, Inc. (a)(d)	63,184	75,821
FairPoint Communications, Inc. (a)(d)	43,838	366,047
Frontier Communications Corp. (d)	931,518	3,856,485
General Communications, Inc. Class A (a)	33,964	286,996
Hawaiian Telcom Holdco, Inc. (a)	11,736	226,153
HickoryTech Corp.	2,523	23,691
IDT Corp. Class B	44,765	452,574
inContact, Inc. (a)(d)	42,838	290,870
Iridium Communications, Inc. (a)	61,404	375,178
Level 3 Communications, Inc. (a)(d)	161,071	3,218,199
Lumos Networks Corp.	15,837	180,859
Neutral Tandem, Inc.	28,172	96,630
ORBCOMM, Inc. (a)	20,031	88,337
Premiere Global Services, Inc. (a)	64,433	687,500
Primus Telecommunications Group, Inc.	10,437	114,703
Towerstream Corp. (a)(d)	39,383	98,064
tw telecom, inc. (a)	129,225	3,271,977
Verizon Communications, Inc.	2,670,665	124,266,042
Vonage Holdings Corp. (a)	140,662	371,348
Windstream Corp. (d)	539,024	4,630,216
		359,102,261
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	15,589	94,781
Clearwire Corp. Class A (a)	410,997	1,282,311
Crown Castle International Corp. (a)	268,137	18,715,963
Leap Wireless International, Inc. (a)(d)	51,525	275,659
MetroPCS Communications, Inc. (a)	316,592	3,102,602
NII Holdings, Inc. (a)(d)	144,839	698,124
NTELOS Holdings Corp.	10,948	136,631
SBA Communications Corp. Class A (a)(d)	109,238	7,769,007
Shenandoah Telecommunications Co.	22,919	330,263
Sprint Nextel Corp. (a)	2,784,811	16,151,904
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	98,546	$ 2,255,718
U.S. Cellular Corp. (a)(d)	27,310	1,004,735
USA Mobility, Inc.	43,148	501,380
		52,319,078
TOTAL TELECOMMUNICATION SERVICES		411,421,339
UTILITIES - 3.5%
Electric Utilities - 1.8%
Allete, Inc.	33,215	1,561,105
American Electric Power Co., Inc.	446,091	20,872,598
Cleco Corp. (d)	54,483	2,413,597
Duke Energy Corp.	665,471	46,083,867
Edison International	298,039	14,314,813
El Paso Electric Co.	44,691	1,490,445
Empire District Electric Co.	52,048	1,114,348
Entergy Corp.	167,660	10,438,512
Exelon Corp.	798,134	24,734,173
FirstEnergy Corp.	388,361	15,332,492
Great Plains Energy, Inc.	136,077	2,970,561
Hawaiian Electric Industries, Inc.	99,172	2,676,652
IDACORP, Inc.	44,055	2,056,928
ITC Holdings Corp.	54,901	4,640,233
MGE Energy, Inc.	22,576	1,211,880
NextEra Energy, Inc.	396,901	28,525,275
Northeast Utilities	298,461	12,389,116
NV Energy, Inc.	198,898	3,930,224
OGE Energy Corp.	100,519	5,821,055
Otter Tail Corp.	43,707	1,262,695
Pepco Holdings, Inc.	198,406	4,025,658
Pinnacle West Capital Corp.	94,072	5,262,388
PNM Resources, Inc.	67,114	1,507,380
Portland General Electric Co.	65,957	1,958,263
PPL Corp.	531,780	16,389,460
Southern Co.	819,798	36,899,108
UIL Holdings Corp.	48,015	1,880,267
Unitil Corp.	19,695	539,249
UNS Energy Corp.	32,111	1,509,859
Westar Energy, Inc. (d)	117,240	3,636,785
Xcel Energy, Inc.	463,832	13,311,978
		290,760,964
Gas Utilities - 0.3%
AGL Resources, Inc.	117,679	4,702,453
Atmos Energy Corp.	80,528	3,073,754
Chesapeake Utilities Corp.	10,363	497,735
Delta Natural Gas Co., Inc.	3,078	60,144
Gas Natural, Inc.	3,100	30,814
Laclede Group, Inc.	27,494	1,120,655
National Fuel Gas Co. (d)	80,051	4,658,168

	Shares	Value
New Jersey Resources Corp.	32,715	$ 1,457,780
Northwest Natural Gas Co.	34,699	1,580,539
ONEOK, Inc.	190,309	8,562,002
Piedmont Natural Gas Co., Inc. (d)	66,004	2,127,969
Questar Corp.	154,003	3,620,611
South Jersey Industries, Inc.	25,563	1,409,544
Southwest Gas Corp.	43,172	1,955,692
UGI Corp.	101,658	3,641,390
WGL Holdings, Inc.	48,285	2,036,178
		40,535,428
Independent Power Producers & Energy Traders - 0.2%
American DG Energy, Inc. (a)(d)	24,722	54,388
Black Hills Corp.	38,823	1,614,649
Calpine Corp. (a)(d)	357,032	6,569,389
Dynegy, Inc. (a)(d)	83,582	1,635,700
Genie Energy Ltd. Class B	11,430	80,239
NRG Energy, Inc.	283,859	6,812,616
Ormat Technologies, Inc. (d)	29,840	609,930
Synthesis Energy Systems, Inc. (a)(d)	39,903	42,696
The AES Corp.	613,866	7,133,123
		24,552,730
Multi-Utilities - 1.1%
Alliant Energy Corp.	123,112	5,871,211
Ameren Corp.	230,451	7,786,939
Avista Corp.	62,033	1,624,644
CenterPoint Energy, Inc.	384,116	8,231,606
CH Energy Group, Inc.	22,364	1,456,567
CMS Energy Corp.	217,136	5,777,989
Consolidated Edison, Inc.	267,067	15,756,953
Dominion Resources, Inc.	535,722	30,000,432
DTE Energy Co.	174,595	11,662,946
Integrys Energy Group, Inc.	70,869	4,009,059
MDU Resources Group, Inc.	177,407	4,286,153
NiSource, Inc.	277,276	7,680,545
NorthWestern Energy Corp.	42,329	1,649,984
PG&E Corp.	400,233	17,065,935
Public Service Enterprise Group, Inc.	481,767	15,700,787
SCANA Corp.	137,776	6,728,980
Sempra Energy	209,790	16,313,270
TECO Energy, Inc.	187,457	3,233,633
Vectren Corp.	88,091	2,907,003
Wisconsin Energy Corp.	210,137	8,678,658
		176,423,294
Water Utilities - 0.1%
American States Water Co. (d)	26,442	1,400,368
American Water Works Co., Inc.	164,099	6,473,706
Aqua America, Inc. (d)	151,195	4,404,310
Artesian Resources Corp. Class A	8,755	194,799
Cadiz, Inc. (a)(d)	5,759	38,816
California Water Service Group	51,749	1,038,085
Connecticut Water Service, Inc.	5,010	149,599
Middlesex Water Co.	7,054	137,271
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)	13,598	$ 54,528
SJW Corp.	12,324	326,709
York Water Co.	5,248	96,878
		14,315,069
TOTAL UTILITIES		546,587,485
TOTAL COMMON STOCKS (Cost $12,541,206,142)		15,617,207,824
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.14% 4/11/13 to 8/8/13 (e) (Cost $13,995,954)	$ 14,000,000	13,995,829
Money Market Funds - 9.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	251,050,200	251,050,200
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,320,680,268	1,320,680,268
TOTAL MONEY MARKET FUNDS (Cost $1,571,730,468)		1,571,730,468
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $14,126,932,564)		17,202,934,121
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(1,379,225,564)
NET ASSETS - 100%		$ 15,823,708,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
288 CME S&P 500 Index Contracts	March 2013	$ 108,957,600	$ 6,174,424
749 CME E-mini S&P 500 Index Contracts	March 2013	56,673,085	3,298,524
110 CME E-mini S&P MidCap 400 Index Contracts	March 2013	12,118,700	948,344
266 NYFE Russell 2000 Mini Index Contracts	March 2013	24,211,320	2,022,798
TOTAL EQUITY INDEX CONTRACTS		$ 201,960,705	$ 12,444,090

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,776,149.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 287,077
Fidelity Securities Lending Cash Central Fund	7,094,866
Total	$ 7,381,943
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,900,846,570	$ 1,900,846,570	$ -	$ -
Consumer Staples	1,474,260,627	1,474,260,627	-	-
Energy	1,606,396,650	1,606,396,650	-	-
Financials	2,687,885,279	2,687,883,265	-	2,014
Health Care	1,871,399,851	1,871,399,850	-	1
Industrials	1,760,126,554	1,760,119,350	7,204	-
Information Technology	2,751,342,683	2,751,342,683	-	-
Materials	606,940,786	606,940,786	-	-
Telecommunication Services	411,421,339	411,421,339	-	-
Utilities	546,587,485	546,587,485	-	-
U.S. Government and Government Agency Obligations	13,995,829	-	13,995,829	-
Money Market Funds	1,571,730,468	1,571,730,468	-	-
Total Investments in Securities:	$ 17,202,934,121	$ 17,188,929,073	$ 14,003,033	$ 2,015
Derivative Instruments:
Assets
Futures Contracts	$ 12,444,090	$ 12,444,090	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 12,444,090	$ -
Total Value of Derivatives	$ 12,444,090	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $1,287,151,025) - See accompanying schedule: Unaffiliated issuers (cost $12,555,202,096)	$ 15,631,203,653
Fidelity Central Funds (cost $1,571,730,468)	1,571,730,468
Total Investments (cost $14,126,932,564)		$ 17,202,934,121
Receivable for investments sold		3,035,785
Receivable for fund shares sold		11,984,080
Dividends receivable		33,542,246
Distributions receivable from Fidelity Central Funds		558,348
Receivable from investment adviser for expense reductions		160,619
Other receivables		178,407
Total assets		17,252,393,606

Liabilities
Payable to custodian bank	$ 126,989
Payable for investments purchased	56,679,963
Payable for fund shares redeemed	49,799,670
Accrued management fee	591,657
Payable for daily variation margin on futures contracts	333,124
Other affiliated payables	297,617
Other payables and accrued expenses	175,761
Collateral on securities loaned, at value	1,320,680,268
Total liabilities		1,428,685,049

Net Assets		$ 15,823,708,557
Net Assets consist of:
Paid in capital		$ 13,071,285,937
Undistributed net investment income		46,240,356
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(382,263,383)
Net unrealized appreciation (depreciation) on investments		3,088,445,647
Net Assets		$ 15,823,708,557

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($1,305,435,209 ÷ 29,633,769 shares)	$ 44.05

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($10,262,591,611 ÷ 232,944,649 shares)	$ 44.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($876,155,329 ÷ 19,889,560 shares)	$ 44.05

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($546,328,608 ÷ 12,402,872 shares)	$ 44.05

Class F: Net Asset Value, offering price and redemption price per share ($2,833,197,800 ÷ 64,302,504 shares)	$ 44.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 298,854,280
Interest		13,404
Income from Fidelity Central Funds		7,381,943
Total income		306,249,627

Expenses
Management fee	$ 6,141,448
Transfer agent fees	3,688,553
Independent trustees' compensation	87,852
Miscellaneous	34,265
Total expenses before reductions	9,952,118
Expense reductions	(397,071)	9,555,047
Net investment income (loss)		296,694,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,234,181
Foreign currency transactions	1,127
Futures contracts	27,632,420
Total net realized gain (loss)		79,867,728
Change in net unrealized appreciation (depreciation) on: Investment securities	1,451,980,584
Assets and liabilities in foreign currencies	(221)
Futures contracts	220,387
Total change in net unrealized appreciation (depreciation)		1,452,200,750
Net gain (loss)		1,532,068,478
Net increase (decrease) in net assets resulting from operations		$ 1,828,763,058

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 296,694,580	$ 209,840,887
Net realized gain (loss)	79,867,728	578,441,424
Change in net unrealized appreciation (depreciation)	1,452,200,750	(263,122,528)
Net increase (decrease) in net assets resulting from operations	1,828,763,058	525,159,783
Distributions to shareholders from net investment income	(264,325,861)	(195,308,977)
Share transactions - net increase (decrease)	1,964,414,886	(149,356,809)
Redemption fees	275,392	378,217
Total increase (decrease) in net assets	3,529,127,475	180,872,214

Net Assets
Beginning of period	12,294,581,082	12,113,708,868
End of period (including undistributed net investment income of $46,240,356 and undistributed net investment income of $27,909,802, respectively)	$ 15,823,708,557	$ 12,294,581,082

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 38.56	$ 31.54	$ 20.60	$ 37.25
Income from Investment Operations
Net investment income (loss) B	.87	.68	.61	.56	.70
Net realized and unrealized gain (loss)	4.40	.96	7.03	10.96	(16.70)
Total from investment operations	5.27	1.64	7.64	11.52	(16.00)
Distributions from net investment income	(.77)	(.65)	(.60)	(.57)	(.64)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)
Total distributions	(.77)	(.65)	(.62)	(.58) I	(.65) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Total Return A	13.50%	4.46%	24.39%	56.10%	(43.32)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.15%	1.84%	1.80%	2.00%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908	$ 3,358,025
Portfolio turnover rate D	3%	17%	4%	7%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. CFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share. I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 20.61	$ 37.25
Income from Investment Operations
Net investment income (loss) B	.89	.69	.62	.57	.72
Net realized and unrealized gain (loss)	4.39	.97	7.03	10.95	(16.71)
Total from investment operations	5.28	1.66	7.65	11.52	(15.99)
Distributions from net investment income	(.78)	(.66)	(.61)	(.57)	(.65)
Distributions from net realized gain	-	-	(.02)	(.02)	(.01)
Total distributions	(.78)	(.66)	(.63)	(.59) I	(.65) H
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Total Return A	13.53%	4.51%	24.43%	56.07%	(43.28)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.18%	1.87%	1.83%	2.03%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204	$ 2,267,057
Portfolio turnover rate D	3%	17%	4%	7%	3%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share. I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.89	.36
Net realized and unrealized gain (loss)	4.40	5.26
Total from investment operations	5.29	5.62
Distributions from net investment income	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 44.05	$ 39.55
Total Return B, C	13.55%	16.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	2.19%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 876,155	$ 693,534
Portfolio turnover rate F	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.90	.36
Net realized and unrealized gain (loss)	4.39	5.26
Total from investment operations	5.29	5.62
Distributions from net investment income	(.79)	(.56)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 44.05	$ 39.55
Total Return B, C	13.57%	16.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.06%	.06% A
Expenses net of fee waivers, if any	.05% L	.05% A, L
Expenses net of all reductions	.05% L	.05% A, L
Net investment income (loss)	2.20%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,329	$ 189,758
Portfolio turnover rate F	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .045%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended February 28,	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.90	.69	.63	.26
Net realized and unrealized gain (loss)	4.39	.97	7.02	1.67
Total from investment operations	5.29	1.66	7.65	1.93
Distributions from net investment income	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	(.02)	(.02)
Total distributions	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D, J	-	-	-	-
Net asset value, end of period	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total Return B, C	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% L	.06%	.07%	.07% A
Expenses net of fee waivers, if any	.05% L	.06%	.07%	.07% A
Expenses net of all reductions	.05% L	.06%	.07%	.07% A
Net investment income (loss)	2.20%	1.89%	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rate F	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. L Amount represents .046%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,313,659,382
Gross unrealized depreciation	(1,277,823,266)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,035,836,116

Tax Cost	$ 14,167,098,005

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 46,416,105
Capital loss carryforward	$ (329,653,844)
Net unrealized appreciation (depreciation)	$ 3,035,836,116

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (82,640,415)
2018	(46,727,186)
2019	(200,286,243)
Total with expiration	$ (329,653,844)

The tax character of distributions paid was as follows:

	February 28, 2013	February 29, 2012
Ordinary Income	$ 264,325,861	$ 195,308,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $27,632,420 and a change in net unrealized appreciation (depreciation) of $220,387 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,333,261,563 and $350,473,786, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 1,608,860
Fidelity Advantage Class	1,808,389
Institutional Class	198,032
Fidelity Advantage Institutional Class	73,272
$ 3,688,553

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34,265 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,094,866. During the period, there were no securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Institutional Class	.06% / .05%*	$ 102,634
Fidelity Advantage Class	.06%*	216,903
Fidelity Advantage Institutional Class	.045%	77,053
		$ 396,590

* Expense limitation effective January 1, 2013.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $481.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012 A
From net investment income
Investor Class	$ 58,496,193	$ 74,011,128
Fidelity Advantage Class	134,301,377	90,014,851
Institutional Class	15,312,994	6,818,791
Fidelity Advantage Institutional Class	9,729,037	2,620,049
Class F	46,486,260	21,844,158
Total	$ 264,325,861	$ 195,308,977

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended February 28, 2013	Year ended February 29, 2012 A	Year ended February 28, 2013	Year ended February 29, 2012 A
Investor Class
Shares sold	18,000,373	37,550,760	$ 734,600,452	$ 1,388,868,676
Reinvestment of distributions	1,376,779	2,008,028	55,808,530	71,680,307
Shares redeemed	(75,188,401)	(117,221,767) B	(3,168,012,059)	(4,390,559,721) B
Net increase (decrease)	(55,811,249)	(77,662,979)	$ (2,377,603,077)	$ (2,930,010,738)
Fidelity Advantage Class
Shares sold	97,957,582	52,795,658	$ 4,121,057,430	$ 2,007,116,846
Reinvestment of distributions	2,934,640	2,192,081	119,002,705	77,894,521
Shares redeemed	(33,199,050)	(21,435,179)	(1,350,946,307)	(789,876,393)
Net increase (decrease)	67,693,172	33,552,560	$ 2,889,113,828	$ 1,295,134,974
Institutional Class
Shares sold	8,433,106	17,993,180	$ 338,510,978	$ 649,476,736
Reinvestment of distributions	377,853	194,656	15,312,994	6,818,791
Shares redeemed	(6,455,224)	(654,011)	(253,857,664)	(24,602,098)
Net increase (decrease)	2,355,735	17,533,825	$ 99,966,308	$ 631,693,429
Fidelity Advantage Institutional Class
Shares sold	10,372,973	4,871,455	$ 406,066,075	$ 179,033,674
Reinvestment of distributions	239,832	74,794	9,729,037	2,620,049
Shares redeemed	(3,007,383)	(148,799)	(124,740,192)	(5,550,895)
Net increase (decrease)	7,605,422	4,797,450	$ 291,054,920	$ 176,102,828

Annual Report

11. Share Transactions - continued

	Shares		Dollars
	Year ended February 28, 2013	Year ended February 29, 2012 A	Year ended February 28, 2013	Year ended February 29, 2012 A
Class F
Shares sold	31,085,123	22,439,089	$ 1,254,633,446	$ 826,126,384
Reinvestment of distributions	1,145,187	617,949	46,486,260	21,844,158
Shares redeemed	(5,709,687)	(4,602,865)	(239,236,799)	(170,247,844)
Net increase (decrease)	26,520,623	18,454,173	$ 1,061,882,907	$ 677,722,698

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,138.40	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,138.30	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,138.40	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,139.80	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,140.00	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.20	$ .60
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,140.20	$ .37
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,140.30	$ .32
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	14.00%	7.65%	12.12%
Spartan Extended Market Index Fund - Fidelity Advantage Class A	14.04%	7.69%	12.14%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 14.00% and 14.04%, respectively, compared with 13.80% for the fund's benchmark, the Dow Jones U.S. Completion Total Stock Market IndexSM. Of the 10 market sectors in the index, nine generated positive performance, with energy the only exception. Among the gainers, financials and health care did the best, each generating a gain of around 20%. The fund's leading individual contributor was HollyFrontier, an independent oil refinery whose shares were up sharply during the period. Cheaper energy costs have enabled HollyFrontier and its competitors to operate more profitably. Liberty Global, a provider of video, Internet and telephone service, and shares of Starz, a media and entertainment company spun off from Liberty Global in August, also added value, as did LinkedIn, a business-oriented social media company whose stock jumped in February after the firm announced much-better-than-expected fourth-quarter earnings. One notable negative during the period was VeriFone Systems, whose shares were down roughly 60% - including 43% on a single day in late February, after the company, which makes credit-card payment terminals, predicted that Europe's poor economy would depress the company's profits. Also hurting results was Herbalife. A well-known hedge fund manager honed in on this maker of nutrition and personal care products, essentially accusing the company of operating a pyramid scheme - something the company's management has categorically denied. While the company's shares dropped sharply in December, it made up a significant portion of the decline in the subsequent months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co.	0.6	0.4
Transocean Ltd. (United States)	0.6	0.0
Las Vegas Sands Corp.	0.6	0.6
Liberty Global, Inc. Class A	0.5	0.5
Annaly Capital Management, Inc.	0.5	0.6
Facebook, Inc. Class A	0.5	0.3
Regeneron Pharmaceuticals, Inc.	0.4	0.4
Delta Air Lines, Inc.	0.4	0.3
Liberty Media Corp. Class A	0.4	0.0
HollyFrontier Corp.	0.4	0.3
	4.9
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.5
Consumer Discretionary	15.4	16.3
Industrials	15.3	14.1
Information Technology	14.8	15.3
Health Care	10.5	10.7
Energy	6.6	5.6
Materials	5.6	6.2
Utilities	3.6	3.7
Consumer Staples	3.2	3.3
Telecommunication Services	0.9	1.0

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.9%
Allison Transmission Holdings, Inc.	76,706	$ 1,771,909
American Axle & Manufacturing Holdings, Inc. (a)	172,886	2,187,008
Cooper Tire & Rubber Co.	161,372	4,079,484
Dana Holding Corp.	384,916	6,439,645
Dorman Products, Inc. (d)	82,023	2,867,524
Drew Industries, Inc.	48,740	1,773,161
Exide Technologies (a)	194,496	521,249
Federal-Mogul Corp. Class A (a)	60,748	490,844
Fuel Systems Solutions, Inc. (a)(d)	31,837	442,216
Gentex Corp. (d)	355,459	6,664,856
Gentherm, Inc. (a)	70,617	1,087,502
Lear Corp.	244,133	13,041,585
Modine Manufacturing Co. (a)	132,459	1,091,462
Motorcar Parts of America, Inc. (a)	33,298	182,140
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	16,274
Shiloh Industries, Inc.	9,407	98,585
Spartan Motors, Inc.	62,902	332,752
Standard Motor Products, Inc.	59,935	1,482,193
Stoneridge, Inc. (a)	65,396	421,804
Strattec Security Corp.	6,920	196,874
Superior Industries International, Inc.	56,407	1,226,852
Tenneco, Inc. (a)	164,792	5,838,581
Tower International, Inc. (a)	17,465	210,279
TRW Automotive Holdings Corp. (a)	254,300	14,924,867
UQM Technologies, Inc. (a)(d)	78,497	58,873
Visteon Corp. (a)	134,057	7,812,842
		75,261,361
Automobiles - 0.8%
General Motors Co. (a)(d)	1,951,627	52,986,668
Tesla Motors, Inc. (a)(d)	179,803	6,262,538
Thor Industries, Inc. (d)	110,352	4,148,132
Winnebago Industries, Inc. (a)	74,520	1,444,198
		64,841,536
Distributors - 0.3%
Core-Mark Holding Co., Inc.	32,914	1,577,239
LKQ Corp. (a)	753,377	15,964,059
Pool Corp.	112,674	5,151,455
VOXX International Corp. (a)(d)	62,477	621,646
Weyco Group, Inc.	16,952	390,913
		23,705,312
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	44,261	1,725,294
Ascent Capital Group, Inc. (a)(d)	34,050	2,335,490
Bridgepoint Education, Inc. (a)(d)	51,097	521,700
Bright Horizons Family Solutions, Inc.	25,400	710,184
Cambium Learning Group, Inc. (a)	16,192	19,754
Capella Education Co. (a)(d)	34,672	1,097,716
Career Education Corp. (a)	137,751	440,803

	Shares	Value
Carriage Services, Inc.	49,366	$ 898,461
Coinstar, Inc. (a)(d)	76,335	3,907,589
Collectors Universe, Inc. (d)	17,833	197,411
Corinthian Colleges, Inc. (a)(d)	178,249	379,670
DeVry, Inc. (d)	163,000	4,886,740
Education Management Corp. (a)(d)	71,409	254,216
Grand Canyon Education, Inc. (a)	101,607	2,433,488
Hillenbrand, Inc.	148,874	3,675,699
ITT Educational Services, Inc. (a)(d)	44,919	618,984
K12, Inc. (a)(d)	95,189	1,984,691
Learning Tree International, Inc. (a)	12,160	46,086
LifeLock, Inc.	37,658	438,716
Lincoln Educational Services Corp.	64,172	404,925
Mac-Gray Corp.	25,136	312,189
Matthews International Corp. Class A	61,846	2,040,918
National American University Holdings, Inc.	23,237	90,392
Regis Corp. (d)	140,330	2,528,747
Service Corp. International	578,446	8,989,051
Sotheby's Class A (Ltd. vtg.) (d)	170,852	6,531,672
Steiner Leisure Ltd. (a)	31,260	1,473,909
Stewart Enterprises, Inc. Class A	181,075	1,533,705
Strayer Education, Inc. (d)	31,745	1,558,362
Universal Technical Institute, Inc.	48,727	568,157
Weight Watchers International, Inc. (d)	66,068	2,830,353
		55,435,072
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	62,034	1,861,020
Ambassadors Group, Inc.	48,627	218,822
Ameristar Casinos, Inc.	83,030	2,175,386
ARK Restaurants Corp.	8,457	180,219
Bally Technologies, Inc. (a)(d)	110,933	5,297,051
Biglari Holdings, Inc. (a)(d)	3,343	1,251,552
BJ's Restaurants, Inc. (a)(d)	64,098	1,973,577
Bloomin' Brands, Inc.	63,870	1,099,203
Bluegreen Corp. (a)	26,636	259,967
Bob Evans Farms, Inc.	71,704	2,918,353
Boyd Gaming Corp. (a)(d)	138,515	910,044
Bravo Brio Restaurant Group, Inc. (a)	41,389	624,146
Brinker International, Inc.	188,247	6,283,685
Buffalo Wild Wings, Inc. (a)(d)	43,913	3,455,514
Burger King Worldwide, Inc.	201,153	3,671,042
Caesars Entertainment Corp. (d)	63,112	788,900
Carrols Restaurant Group, Inc. (a)(d)	55,247	293,914
CEC Entertainment, Inc.	53,783	1,626,936
Century Casinos, Inc. (a)	54,140	159,713
Choice Hotels International, Inc. (d)	86,880	3,304,046
Churchill Downs, Inc.	34,319	2,264,368
Chuys Holdings, Inc. (d)	14,879	424,200
Cosi, Inc. (a)	62,262	54,168
Cracker Barrel Old Country Store, Inc.	57,580	4,334,622
Del Frisco's Restaurant Group, Inc. (a)	13,704	241,053
Denny's Corp. (a)	245,910	1,391,851
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
DineEquity, Inc.	36,952	$ 2,582,575
Domino's Pizza, Inc.	143,654	6,840,803
Dover Downs Gaming & Entertainment, Inc.	28,631	66,710
Dover Motorsports, Inc.	22,686	38,566
Dunkin' Brands Group, Inc. (d)	207,385	7,704,353
Einstein Noah Restaurant Group, Inc.	16,381	220,161
Empire Resorts, Inc. (a)(d)	26,500	53,265
Entertainment Gaming Asia, Inc. (a)	41,906	82,136
Famous Dave's of America, Inc. (a)	15,087	148,456
Fiesta Restaurant Group, Inc. (a)	41,197	931,052
Frisch's Restaurants, Inc.	8,068	153,453
Full House Resorts, Inc. (a)	24,413	81,539
Gaming Partners International Corp.	1,584	12,466
Granite City Food & Brewery Ltd. (a)	2,301	4,464
Hyatt Hotels Corp. Class A (a)	136,316	5,601,224
Ignite Restaurant Group, Inc. (a)	12,461	174,952
International Speedway Corp. Class A	76,829	2,315,626
Interval Leisure Group, Inc.	95,505	1,993,189
Isle of Capri Casinos, Inc. (a)	62,455	414,077
Jack in the Box, Inc. (a)	113,324	3,587,838
Jamba, Inc. (a)(d)	190,500	533,400
Kona Grill, Inc. (a)	10,220	86,870
Krispy Kreme Doughnuts, Inc. (a)	168,974	2,230,457
Lakes Entertainment, Inc. (a)	51,180	154,564
Las Vegas Sands Corp.	901,974	46,442,641
Life Time Fitness, Inc. (a)(d)	100,324	4,227,653
Luby's, Inc. (a)	41,544	338,168
Marcus Corp.	44,387	541,965
Marriott Vacations Worldwide Corp. (a)	72,432	2,988,544
MAXXAM, Inc. (a)	8	4,840
MGM Mirage, Inc. (a)	938,375	11,720,304
Monarch Casino & Resort, Inc. (a)	28,201	283,702
Morgans Hotel Group Co. (a)	89,969	441,748
MTR Gaming Group, Inc. (a)	47,245	181,893
Multimedia Games Holding Co., Inc. (a)	77,444	1,448,203
Nathan's Famous, Inc. (a)	7,826	286,745
Norwegian Cruise Line Holdings Ltd. (d)	59,000	1,827,820
Orient Express Hotels Ltd. Class A (a)	222,453	2,297,939
Panera Bread Co. Class A (a)	70,750	11,387,213
Papa John's International, Inc. (a)	47,394	2,464,962
Penn National Gaming, Inc. (a)(d)	167,235	8,336,665
Pinnacle Entertainment, Inc. (a)	143,901	2,014,614
Premier Exhibitions, Inc. (a)	49,299	113,388
Red Lion Hotels Corp. (a)	40,106	289,164
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	1,938,219
Rick's Cabaret International, Inc. (a)	17,933	152,610
Royal Caribbean Cruises Ltd.	357,576	12,468,675
Ruby Tuesday, Inc. (a)(d)	132,312	971,170
Ruth's Hospitality Group, Inc. (a)(d)	79,897	723,867
Scientific Games Corp. Class A (a)	151,632	1,364,688

	Shares	Value
SHFL Entertainment, Inc. (a)	149,495	$ 2,370,991
Six Flags Entertainment Corp.	134,637	8,995,098
Sonic Corp. (a)(d)	134,092	1,513,899
Speedway Motorsports, Inc.	37,455	609,018
Texas Roadhouse, Inc. Class A	141,782	2,742,064
The Cheesecake Factory, Inc.	138,221	4,787,975
Town Sports International Holdings, Inc.	44,383	411,430
Vail Resorts, Inc.	91,200	5,037,888
Wendy's Co.	820,657	4,669,538
WMS Industries, Inc. (a)	135,114	3,383,255
		232,854,104
Household Durables - 1.3%
American Greetings Corp. Class A (d)	80,329	1,301,330
Bassett Furniture Industries, Inc.	26,134	380,250
Beazer Homes USA, Inc. (a)(d)	58,949	917,836
Blyth, Inc. (d)	30,867	441,089
Cavco Industries, Inc. (a)(d)	15,629	705,024
Cobra Electronics Corp. (a)	2,458	8,259
CSS Industries, Inc.	25,514	612,591
Dixie Group, Inc. (a)	9,546	40,857
Emerson Radio Corp. (a)	24,397	40,255
Ethan Allen Interiors, Inc. (d)	65,707	1,835,854
Flexsteel Industries, Inc.	13,576	312,248
Furniture Brands International, Inc. (a)(d)	96,407	87,730
Helen of Troy Ltd. (a)	82,338	3,053,093
Hooker Furniture Corp. (d)	28,322	425,113
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	1,581,963
iRobot Corp. (a)(d)	70,540	1,512,378
Jarden Corp. (d)	195,174	12,122,257
KB Home (d)	199,841	3,735,028
Kid Brands, Inc. (a)	42,456	65,382
Koss Corp.	1,389	6,876
La-Z-Boy, Inc.	136,599	2,502,494
Libbey, Inc. (a)	55,448	1,017,471
Lifetime Brands, Inc.	17,993	195,584
M.D.C. Holdings, Inc.	95,439	3,667,721
M/I Homes, Inc. (a)(d)	59,187	1,355,382
Meritage Homes Corp. (a)(d)	84,822	3,434,443
Mohawk Industries, Inc. (a)	145,243	15,398,663
NACCO Industries, Inc. Class A	15,913	924,386
NVR, Inc. (a)	11,951	12,060,949
Ryland Group, Inc.	112,867	4,031,609
Sealy Corp., Inc. (a)(d)	239,859	522,893
Skullcandy, Inc. (a)(d)	35,352	215,647
Skyline Corp. (a)	14,802	67,941
Standard Pacific Corp. (a)(d)	272,235	2,215,993
Stanley Furniture Co., Inc. (a)	37,789	175,341
Tempur-Pedic International, Inc. (a)(d)	149,070	6,122,305
Toll Brothers, Inc. (a)	375,191	12,801,517
TRI Pointe Homes, Inc.	33,900	623,760
Tupperware Brands Corp.	142,523	11,149,574
Universal Electronics, Inc. (a)(d)	42,510	830,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Wells-Gardner Electronics Corp. (a)	4,238	$ 8,222
Zagg, Inc. (a)(d)	58,700	430,271
		108,938,224
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	515,432
Blue Nile, Inc. (a)(d)	34,050	1,155,317
CafePress, Inc.	18,875	131,181
dELiA*s, Inc. (a)	47,804	49,238
Gaiam, Inc. Class A (a)(d)	35,599	129,580
Geeknet, Inc. (a)	16,239	259,986
Groupon, Inc. Class A (a)(d)	689,498	3,123,426
Hollywood Media Corp. (a)	72,242	96,082
HomeAway, Inc. (a)	87,491	2,580,985
HSN, Inc.	102,794	5,499,479
Kayak Software Corp. (d)	8,136	324,382
Liberty Media Corp.:
Interactive Series A (a)	1,307,488	27,300,349
Series A (a)	72,200	5,212,840
NutriSystem, Inc. (d)	57,407	472,460
Orbitz Worldwide, Inc. (a)	57,753	246,028
Overstock.com, Inc. (a)(d)	32,352	375,930
PetMed Express, Inc.	45,901	580,648
Shutterfly, Inc. (a)	75,702	3,276,383
U.S. Auto Parts Network, Inc. (a)	28,450	37,270
ValueVision Media, Inc. Class A (a)(d)	73,905	193,631
Vitacost.com, Inc. (a)(d)	55,838	412,643
		51,973,270
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)(d)	32,216	1,170,407
Black Diamond, Inc. (a)(d)	60,682	484,242
Brunswick Corp. (d)	226,186	8,242,218
Callaway Golf Co.	169,550	1,139,376
Escalade, Inc.	6,336	36,622
JAKKS Pacific, Inc. (d)	48,535	591,156
Johnson Outdoors, Inc. Class A (a)	11,512	263,395
Leapfrog Enterprises, Inc. Class A (a)(d)	119,221	1,021,724
Marine Products Corp.	22,297	149,836
Meade Instruments Corp. (a)	201	322
Nautilus, Inc. (a)	71,481	408,871
Polaris Industries, Inc.	161,373	14,099,159
Smith & Wesson Holding Corp. (a)(d)	163,613	1,562,504
Steinway Musical Instruments, Inc. (a)	17,768	399,069
Sturm, Ruger & Co., Inc. (d)	53,045	2,896,787
Summer Infant, Inc. (a)	37,416	75,954
		32,541,642
Media - 2.7%
A.H. Belo Corp. Class A	45,144	227,074
AMC Networks, Inc. Class A (a)	146,257	8,395,152
Arbitron, Inc.	64,979	3,043,616
Ballantyne of Omaha, Inc. (a)	47,765	172,432

	Shares	Value
Beasley Broadcast Group, Inc. Class A (d)	4,117	$ 21,491
Belo Corp. Series A	257,053	2,220,938
Carmike Cinemas, Inc. (a)	41,423	648,684
Central European Media Enterprises Ltd. Class A (a)(d)	83,990	439,268
Charter Communications, Inc. Class A (a)	114,400	9,883,016
Cinemark Holdings, Inc.	254,815	7,083,857
Clear Channel Outdoor Holding, Inc. Class A	93,060	707,256
Crown Media Holdings, Inc. Class A (a)(d)	89,832	172,477
Cumulus Media, Inc. Class A (a)(d)	145,433	475,566
Dex One Corp. (a)	104,262	185,586
Digital Cinema Destinations Co.	8,182	48,928
Digital Generation, Inc. (a)(d)	69,421	538,013
DISH Network Corp. Class A	580,877	20,214,520
DreamWorks Animation SKG, Inc. Class A (a)(d)	185,384	3,077,374
E.W. Scripps Co. Class A (a)	90,471	977,992
Emmis Communications Corp. Class A (a)	80,456	129,534
Entercom Communications Corp. Class A (a)(d)	52,600	395,026
Entravision Communication Corp. Class A	171,104	342,208
FAB Universal Corp. (a)(d)	15,525	54,338
Fisher Communications, Inc.	18,212	669,655
Gray Television, Inc. (a)	114,472	477,348
Harris Interactive, Inc. (a)	49,977	82,462
Harte-Hanks, Inc.	112,719	819,467
Insignia Systems, Inc. (a)(d)	22,896	44,189
John Wiley & Sons, Inc. Class A	127,316	4,657,219
Journal Communications, Inc. Class A (a)	87,795	480,239
Lamar Advertising Co. Class A (a)	145,198	6,713,956
Liberty Global, Inc. Class A (a)(d)	625,051	43,059,763
Liberty Media Corp. Class A (a)	284,004	30,672,432
LIN TV Corp. Class A (a)	76,893	874,273
Live Nation Entertainment, Inc. (a)	374,586	3,966,866
Martha Stewart Living Omnimedia, Inc. Class A (a)	61,948	159,206
Media General, Inc. Class A (a)(d)	50,209	245,522
Meredith Corp. (d)	89,189	3,747,722
Morningstar, Inc.	62,709	4,300,583
National CineMedia, Inc.	141,197	2,153,254
Navarre Corp. (a)	74,677	150,101
Nexstar Broadcasting Group, Inc. Class A	53,895	800,880
NTN Communications, Inc. (a)	49,847	10,971
Outdoor Channel Holdings, Inc.	45,301	338,398
Pandora Media, Inc. (a)(d)	246,406	3,006,153
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	129,584
ReachLocal, Inc. (a)(d)	35,865	449,388
Reading International, Inc. Class A (a)	33,132	182,226
Regal Entertainment Group Class A (d)	219,584	3,440,881
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Rentrak Corp. (a)(d)	22,587	$ 472,068
RLJ Entertainment, Inc. (a)	42,349	167,279
Saga Communications, Inc. Class A	9,540	418,806
Salem Communications Corp. Class A	20,080	126,102
Scholastic Corp. (d)	68,051	2,048,335
Shutterstock, Inc.	11,144	363,294
Sinclair Broadcast Group, Inc. Class A	127,974	1,801,874
Sirius XM Radio, Inc. (d)	8,343,866	25,865,985
Spanish Broadcasting System, Inc. Class A (a)	17,489	43,897
SPAR Group, Inc. (a)	4,346	7,997
Starz - Liberty Capital Series A (a)	281,219	5,219,425
SuperMedia, Inc. (a)(d)	55,648	224,818
The Madison Square Garden Co. Class A (a)	154,191	8,622,361
The McClatchy Co. Class A (a)(d)	133,924	348,202
The New York Times Co. Class A (a)	312,545	3,022,310
Valassis Communications, Inc. (d)	103,593	2,847,772
Value Line, Inc.	1,396	13,443
World Wrestling Entertainment, Inc. Class A	81,907	682,285
		223,383,337
Multiline Retail - 0.3%
ALCO Stores, Inc. (a)(d)	8,410	66,691
Big Lots, Inc. (a)	144,800	4,821,840
Dillard's, Inc. Class A	83,865	6,682,363
Fred's, Inc. Class A (d)	107,249	1,455,369
Gordmans Stores, Inc. (a)	23,635	314,582
Saks, Inc. (a)(d)	251,611	2,868,365
Sears Holdings Corp. (a)(d)	91,998	4,139,910
The Bon-Ton Stores, Inc. (d)	31,972	343,060
Tuesday Morning Corp. (a)	98,488	876,543
		21,568,723
Specialty Retail - 3.3%
Aarons, Inc. Class A	180,314	4,920,769
Advance Auto Parts, Inc.	185,879	14,190,003
Aeropostale, Inc. (a)(d)	217,864	2,836,589
America's Car Mart, Inc. (a)	24,361	1,163,481
American Eagle Outfitters, Inc.	455,789	9,425,717
ANN, Inc. (a)	124,977	3,535,599
Appliance Recycling Centers of America, Inc. (a)	2,967	4,213
Asbury Automotive Group, Inc. (a)	76,736	2,590,607
Ascena Retail Group, Inc. (a)	321,579	5,399,311
Barnes & Noble, Inc. (a)(d)	96,172	1,513,747
bebe Stores, Inc.	123,042	487,246
Big 5 Sporting Goods Corp.	45,760	713,398
Body Central Corp. (a)	37,768	291,191
Books-A-Million, Inc. (a)(d)	28,953	70,645
Brown Shoe Co., Inc. (d)	105,571	1,731,364
Build-A-Bear Workshop, Inc. (a)	42,241	210,360

	Shares	Value
Cabela's, Inc. Class A (a)	118,130	$ 5,976,197
Cache, Inc. (a)(d)	37,741	162,286
Chico's FAS, Inc. (d)	415,690	7,058,416
Christopher & Banks Corp. (a)	115,035	695,962
Citi Trends, Inc. (a)	33,140	341,011
Coldwater Creek, Inc. (a)(d)	34,874	125,198
Conn's, Inc. (a)(d)	54,789	1,755,440
Destination Maternity Corp.	25,288	566,198
Destination XL Group, Inc. (a)	107,460	487,868
Dick's Sporting Goods, Inc.	245,359	12,267,950
Dover Saddlery, Inc. (a)	1,537	5,871
DSW, Inc. Class A	80,873	5,474,293
Express, Inc. (a)	220,196	4,073,626
Finish Line, Inc. Class A	125,201	2,267,390
Five Below, Inc. (d)	23,309	927,698
Foot Locker, Inc.	378,452	12,939,274
Francescas Holdings Corp. (a)(d)	85,644	2,179,640
Genesco, Inc. (a)	62,055	3,641,387
GNC Holdings, Inc.	195,746	8,025,586
Group 1 Automotive, Inc.	57,507	3,320,454
Guess?, Inc. (d)	149,730	4,146,024
Hastings Entertainment, Inc.	13,630	28,623
Haverty Furniture Companies, Inc.	46,862	859,918
hhgregg, Inc. (a)(d)	51,212	479,344
Hibbett Sports, Inc. (a)(d)	73,219	3,868,892
Hot Topic, Inc.	107,234	1,158,127
Jos. A. Bank Clothiers, Inc. (a)(d)	68,429	2,839,804
Kirkland's, Inc. (a)	44,730	520,657
Lithia Motors, Inc. Class A (sub. vtg.)	52,852	2,172,217
Lumber Liquidators Holdings, Inc. (a)(d)	67,415	3,990,294
MarineMax, Inc. (a)	54,407	704,571
Mattress Firm Holding Corp. (a)(d)	24,340	677,869
Monro Muffler Brake, Inc. (d)	74,466	2,758,965
New York & Co., Inc. (a)	66,787	287,852
Office Depot, Inc. (a)(d)	728,569	2,936,133
OfficeMax, Inc. (d)	212,989	2,549,478
Pacific Sunwear of California, Inc. (a)	152,515	323,332
Penske Automotive Group, Inc.	108,623	3,232,620
Perfumania Holdings, Inc. (a)	10,679	65,676
Pier 1 Imports, Inc.	278,323	6,253,918
RadioShack Corp. (d)	249,697	749,091
Rent-A-Center, Inc. (d)	153,385	5,564,808
Restoration Hardware Holdings, Inc. (d)	11,887	458,957
rue21, Inc. (a)	37,922	1,023,894
Sally Beauty Holdings, Inc. (a)	393,555	10,917,216
Sears Hometown & Outlet Stores, Inc. (a)	21,721	968,105
Select Comfort Corp. (a)(d)	140,605	2,886,621
Shoe Carnival, Inc.	42,345	822,763
Signet Jewelers Ltd. (d)	204,639	12,528,000
Sonic Automotive, Inc. Class A (sub. vtg.)	95,599	2,135,682
Stage Stores, Inc.	85,893	2,120,698
Stein Mart, Inc.	74,833	636,829
Systemax, Inc.	25,296	251,695
Tandy Leather Factory, Inc.	3,074	18,751
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Buckle, Inc. (d)	69,005	$ 3,092,114
The Cato Corp. Class A (sub. vtg.)	68,042	1,745,958
The Children's Place Retail Stores, Inc. (a)	66,414	3,019,180
The Men's Wearhouse, Inc.	121,263	3,409,916
The Pep Boys - Manny, Moe & Jack (a)(d)	127,903	1,423,560
Tile Shop Holdings, Inc. (a)(d)	80,742	1,423,481
Tilly's, Inc. (a)	23,212	308,255
Tractor Supply Co.	178,449	18,556,912
Trans World Entertainment Corp.	29,120	110,365
Ulta Salon, Cosmetics & Fragrance, Inc.	149,883	13,273,638
Vitamin Shoppe, Inc. (a)(d)	76,522	4,021,231
West Marine, Inc. (a)	30,261	378,565
Wet Seal, Inc. Class A (a)	251,975	740,807
Williams-Sonoma, Inc.	225,006	10,215,272
Winmark Corp.	5,172	319,733
Zale Corp. (a)	86,417	339,619
Zumiez, Inc. (a)(d)	62,820	1,438,578
		266,130,593
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)(d)	88,306	117,447
Carter's, Inc. (a)	124,214	7,006,912
Charles & Colvard Ltd. (a)	24,954	88,836
Cherokee, Inc.	28,809	402,462
Columbia Sportswear Co. (d)	45,436	2,523,061
Crocs, Inc. (a)	232,029	3,517,560
Crown Crafts, Inc.	2,227	13,028
Culp, Inc.	19,568	307,413
Deckers Outdoor Corp. (a)(d)	88,109	3,554,317
Delta Apparel, Inc. (a)	17,128	280,728
DGSE Companies, Inc. (a)	6,929	42,267
Fifth & Pacific Companies, Inc. (a)(d)	283,485	5,128,244
Forward Industries, Inc. (NY Shares) (a)	18,823	36,893
G-III Apparel Group Ltd. (a)(d)	43,174	1,575,851
Hanesbrands, Inc. (a)	241,533	9,574,368
Iconix Brand Group, Inc. (a)(d)	168,100	3,970,522
Joe's Jeans, Inc. (a)	112,776	156,759
K-Swiss, Inc. Class A (a)(d)	60,461	284,771
Lakeland Industries, Inc. (a)	25,549	124,935
Maidenform Brands, Inc. (a)	78,925	1,514,571
Michael Kors Holdings Ltd. (a)	298,548	17,697,925
Movado Group, Inc.	44,549	1,605,546
Oxford Industries, Inc.	39,771	1,933,268
Perry Ellis International, Inc.	47,883	776,662
Quiksilver, Inc. (a)	310,754	1,942,213
R.G. Barry Corp.	22,932	282,981
Rocky Brands, Inc. (a)	16,536	228,528
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	99,983	2,089,645
Steven Madden Ltd. (a)	105,647	4,657,976
Superior Uniform Group, Inc.	5,649	65,811

	Shares	Value
Tandy Brands Accessories, Inc. (a)	1,058	$ 751
The Jones Group, Inc.	206,755	2,385,953
True Religion Apparel, Inc.	71,106	1,897,819
Tumi Holdings, Inc. (d)	48,911	1,156,256
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	195,728	9,645,476
Unifi, Inc. (a)	45,178	707,487
Vera Bradley, Inc. (a)(d)	51,675	1,302,210
Wolverine World Wide, Inc. (d)	122,733	5,179,333
		93,776,785
TOTAL CONSUMER DISCRETIONARY		1,250,409,959
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	22,500	3,497,175
Central European Distribution Corp. (a)(d)	176,985	128,031
Coca-Cola Bottling Co. CONSOLIDATED	11,601	759,053
Craft Brew Alliance, Inc. (a)	22,005	145,453
Crystal Rock Holdings, Inc. (a)	4,384	4,472
MGP Ingredients, Inc.	21,690	89,797
National Beverage Corp.	48,005	642,307
Primo Water Corp. (a)(d)	43,402	44,270
REED'S, Inc. (a)(d)	9,804	40,294
		5,350,852
Food & Staples Retailing - 0.5%
Andersons, Inc.	43,673	2,143,471
Arden Group, Inc. Class A	3,147	286,755
Casey's General Stores, Inc. (d)	98,334	5,564,721
Chefs' Warehouse Holdings (a)	27,477	494,586
Crumbs Bake Shop, Inc. (a)(d)	21,400	54,570
Fresh Market, Inc. (a)	104,472	4,870,485
Harris Teeter Supermarkets, Inc.	124,584	5,357,112
Ingles Markets, Inc. Class A	32,319	664,479
Nash-Finch Co.	43,985	843,192
Natural Grocers by Vitamin Cottage, Inc. (d)	17,265	357,386
PriceSmart, Inc. (d)	45,845	3,399,407
Rite Aid Corp. (a)(d)	1,841,116	3,019,430
Roundy's, Inc. (d)	76,810	440,121
Spartan Stores, Inc.	52,974	882,547
SUPERVALU, Inc. (d)	545,406	2,165,262
Susser Holdings Corp. (a)	47,862	2,119,329
The Pantry, Inc. (a)	53,093	660,477
United Natural Foods, Inc. (a)	123,597	6,256,480
Village Super Market, Inc. Class A	10,961	358,973
Weis Markets, Inc.	33,559	1,357,797
		41,296,580
Food Products - 1.7%
Alico, Inc.	8,218	352,141
Annie's, Inc. (d)	27,540	1,155,578
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
B&G Foods, Inc. Class A	132,996	$ 3,910,082
Boulder Brands, Inc. (a)(d)	166,496	1,418,546
Bunge Ltd. (d)	370,553	27,461,683
Cal-Maine Foods, Inc.	32,565	1,318,557
Calavo Growers, Inc. (d)	37,834	1,065,027
Chiquita Brands International, Inc. (a)	107,864	669,835
Coffee Holding Co., Inc.	4,500	33,075
Darling International, Inc. (a)	302,429	5,047,540
Diamond Foods, Inc. (d)	58,739	912,217
Dole Food Co., Inc. (a)(d)	97,530	1,092,336
Farmer Brothers Co. (a)	16,489	209,245
Flowers Foods, Inc.	301,999	8,510,332
Fresh Del Monte Produce, Inc.	108,218	2,823,408
Golden Enterprises Ltd.	2,595	8,615
Green Mountain Coffee Roasters, Inc. (a)(d)	314,504	15,020,711
Griffin Land & Nurseries, Inc.	6,082	177,473
Hain Celestial Group, Inc. (a)(d)	112,553	6,162,277
Hillshire Brands Co.	302,402	9,797,825
Ingredion, Inc.	192,887	12,769,119
Inventure Foods, Inc. (a)	25,815	190,515
J&J Snack Foods Corp.	32,646	2,259,756
John B. Sanfilippo & Son, Inc.	24,690	470,591
Lancaster Colony Corp.	51,289	3,752,816
Lifeway Foods, Inc. (d)	13,382	155,900
Limoneira Co.	16,924	333,572
Omega Protein Corp. (a)	45,997	380,855
Overhill Farms, Inc. (a)	28,537	117,002
Pilgrims Pride Corp. (a)	158,457	1,396,006
Post Holdings, Inc. (a)	78,241	3,024,797
Rocky Mountain Chocolate Factory, Inc.	795	9,763
S&W Seed Co. (a)	7,560	67,208
Sanderson Farms, Inc.	53,062	2,691,835
Seneca Foods Corp. Class A (a)	22,104	674,614
Smithfield Foods, Inc. (a)	355,784	7,912,636
Snyders-Lance, Inc.	136,755	3,386,054
Tootsie Roll Industries, Inc. (d)	71,986	2,021,367
TreeHouse Foods, Inc. (a)	92,107	5,378,128
WhiteWave Foods Co. (d)	56,182	878,686
		135,017,723
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,040,974
Church & Dwight Co., Inc.	347,127	21,507,989
Energizer Holdings, Inc.	156,638	14,399,731
Harbinger Group, Inc. (a)	49,662	425,603
Ocean Bio-Chem, Inc. (a)	20,307	49,752
Oil-Dri Corp. of America	15,023	413,433
Orchids Paper Products Co.	28,220	618,582

	Shares	Value
Spectrum Brands Holdings, Inc.	58,470	$ 3,162,642
WD-40 Co.	45,270	2,454,087
		44,072,793
Personal Products - 0.3%
CCA Industries, Inc.	3,083	13,164
Cyanotech Corp. (a)	3,808	16,755
Elizabeth Arden, Inc. (a)	63,196	2,458,324
Herbalife Ltd. (d)	275,536	11,101,345
Inter Parfums, Inc.	38,625	967,943
LifeVantage Corp. (a)(d)	307,054	776,847
Mannatech, Inc. (a)	1,576	9,062
MediFast, Inc. (a)(d)	33,601	778,871
Natural Alternatives International, Inc. (a)	20,104	97,102
Nature's Sunshine Products, Inc. (d)	23,769	343,700
Nu Skin Enterprises, Inc. Class A (d)	135,340	5,576,008
Nutraceutical International Corp.	24,021	393,704
Prestige Brands Holdings, Inc. (a)(d)	128,511	3,057,277
Reliv International, Inc.	10,690	12,614
Revlon, Inc. (a)	42,260	952,963
Star Scientific, Inc. (a)(d)	300,350	531,620
The Female Health Co.	51,052	362,469
United-Guardian, Inc.	5,269	103,272
USANA Health Sciences, Inc. (a)(d)	28,896	1,279,804
		28,832,844
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	300,348	1,120,298
Universal Corp. (d)	61,283	3,418,979
Vector Group Ltd.	134,227	2,154,343
		6,693,620
TOTAL CONSUMER STAPLES		261,264,412
ENERGY - 6.6%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	142,145	7,270,717
Basic Energy Services, Inc. (a)(d)	97,645	1,428,546
Bolt Technology Corp.	26,764	417,518
Bristow Group, Inc.	92,236	5,373,669
C&J Energy Services, Inc. (a)(d)	106,271	2,571,758
Cal Dive International, Inc. (a)(d)	284,336	514,648
Carbo Ceramics, Inc. (d)	48,910	4,441,028
Dawson Geophysical Co. (a)	20,415	630,824
Dresser-Rand Group, Inc. (a)	191,531	11,809,801
Dril-Quip, Inc. (a)	92,209	7,582,346
ENGlobal Corp. (a)	44,577	25,855
Era Group, Inc. (a)(d)	52,976	1,069,585
Exterran Holdings, Inc. (a)(d)	177,122	4,468,788
Forbes Energy Services Ltd. (a)	18,498	57,344
Forum Energy Technologies, Inc. (d)	43,209	1,152,816
Geospace Technologies Corp. (a)	32,986	3,210,198
Global Geophysical Services, Inc. (a)	59,223	138,582
GreenHunter Energy, Inc.	33,031	54,831
Gulf Island Fabrication, Inc.	36,952	879,827
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulfmark Offshore, Inc. Class A	60,904	$ 2,175,491
Helix Energy Solutions Group, Inc. (a)	244,902	5,733,156
Hercules Offshore, Inc. (a)	391,716	2,655,834
Hornbeck Offshore Services, Inc. (a)	78,367	3,330,598
ION Geophysical Corp. (a)(d)	301,102	1,999,317
Key Energy Services, Inc. (a)	409,435	3,512,952
Lufkin Industries, Inc.	85,656	5,548,796
Matrix Service Co. (a)	80,487	1,252,378
McDermott International, Inc. (a)	591,370	7,522,226
Mitcham Industries, Inc. (a)(d)	24,562	377,027
Natural Gas Services Group, Inc. (a)	25,396	443,414
Newpark Resources, Inc. (a)(d)	229,137	2,018,697
Oceaneering International, Inc.	271,671	17,275,559
Oil States International, Inc. (a)	137,492	10,470,016
Parker Drilling Co. (a)	300,835	1,431,975
Patterson-UTI Energy, Inc.	373,102	8,708,201
PHI, Inc. (non-vtg.) (a)(d)	30,743	969,942
Pioneer Energy Services Corp. (a)(d)	162,463	1,418,302
RigNet, Inc. (a)	21,464	421,124
RPC, Inc. (d)	172,703	2,794,335
SEACOR Holdings, Inc.	52,976	3,680,772
Superior Energy Services, Inc. (a)	396,916	10,498,428
Tesco Corp. (a)	79,469	1,010,051
TETRA Technologies, Inc. (a)(d)	232,603	2,146,926
TGC Industries, Inc.	33,924	324,653
Tidewater, Inc.	131,475	6,222,712
Transocean Ltd. (United States)	917,192	47,969,142
Unit Corp. (a)	116,878	5,315,611
Weatherford International Ltd. (a)	1,925,162	22,870,925
Willbros Group, Inc. (a)	121,921	822,967
		234,020,208
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)(d)	199,696	409,377
Adams Resources & Energy, Inc.	9,909	394,477
Alon USA Energy, Inc.	31,382	611,635
Alpha Natural Resources, Inc. (a)(d)	563,413	4,496,036
Amyris, Inc. (a)(d)	87,431	256,173
APCO Oil and Gas International, Inc.	35,459	471,605
Approach Resources, Inc. (a)(d)	79,168	1,959,408
Arch Coal, Inc.	541,228	2,830,622
Barnwell Industries, Inc. (a)	11,298	37,622
Berry Petroleum Co. Class A	117,462	5,376,236
Bill Barrett Corp. (a)(d)	119,719	2,160,928
BioFuel Energy Corp. (a)(d)	12,280	62,014
Bonanza Creek Energy, Inc. (a)	58,252	1,970,665
BPZ Energy, Inc. (a)(d)	231,220	568,801
Callon Petroleum Co. (a)(d)	102,790	554,038
Carrizo Oil & Gas, Inc. (a)(d)	88,923	2,088,801
Ceres, Inc.	5,147	20,639
Cheniere Energy, Inc. (a)	562,001	11,970,621
Cimarex Energy Co.	218,261	14,691,148

	Shares	Value
Clayton Williams Energy, Inc. (a)	25,327	$ 1,005,482
Clean Energy Fuels Corp. (a)(d)	162,673	2,046,426
Cloud Peak Energy, Inc. (a)(d)	159,111	2,727,163
Cobalt International Energy, Inc. (a)(d)	446,399	11,012,663
Comstock Resources, Inc. (a)(d)	114,751	1,620,284
Concho Resources, Inc. (a)	263,596	23,713,096
Contango Oil & Gas Co.	35,742	1,385,360
Continental Resources, Inc. (a)(d)	144,329	12,700,952
Crimson Exploration, Inc. (a)	84,713	273,623
Crosstex Energy, Inc.	142,544	2,376,208
Cubic Energy, Inc. (a)(d)	119,177	26,493
CVR Energy, Inc.	38,340	2,153,941
Delek US Holdings, Inc.	42,880	1,601,997
DHT Holdings, Inc.	11,700	50,310
Diamondback Energy, Inc. (d)	38,063	864,411
Double Eagle Petroleum Co. (a)	27,291	128,541
Earthstone Energy, Inc. (a)(d)	4,213	69,304
Emerald Oil, Inc. (a)	48,770	336,513
Endeavour International Corp. (a)(d)	95,560	241,767
Energen Corp.	188,178	8,701,351
EPL Oil & Gas, Inc. (a)	91,044	2,342,562
Evolution Petroleum Corp. (a)	37,375	383,094
EXCO Resources, Inc. (d)	395,728	2,627,634
FieldPoint Petroleum Corp. (a)	9,981	40,623
FieldPoint Petroleum Corp. warrants 3/23/18 (a)	9,981	8,137
Forest Oil Corp. (a)	278,186	1,613,479
FX Energy, Inc. (a)	112,401	396,776
Gasco Energy, Inc. (a)	467,214	27,098
Gastar Exploration Ltd. (a)	112,646	129,543
Gevo, Inc. (a)(d)	47,994	95,028
GMX Resources, Inc. (a)(d)	15,240	36,728
Goodrich Petroleum Corp. (a)(d)	60,895	784,937
Green Plains Renewable Energy, Inc. (a)(d)	73,502	696,064
Gulfport Energy Corp. (a)	169,441	6,938,609
Halcon Resources Corp. (a)(d)	288,868	2,050,963
Hallador Energy Co.	5,608	45,537
Harvest Natural Resources, Inc. (a)(d)	96,350	521,254
HollyFrontier Corp.	515,913	28,994,311
Houston American Energy Corp. (a)(d)	98,796	22,723
Hyperdynamics Corp. (a)(d)	455,532	236,922
Isramco, Inc. (a)(d)	2,413	238,115
James River Coal Co. (a)(d)	81,117	214,960
KiOR, Inc. Class A (a)(d)	28,186	155,305
Kodiak Oil & Gas Corp. (a)(d)	642,473	5,718,010
Laredo Petroleum Holdings, Inc. (a)(d)	62,382	1,069,227
Lucas Energy, Inc. (a)(d)	25,312	32,399
Magellan Petroleum Corp. (a)	109,622	119,488
Magnum Hunter Resources Corp. (a)(d)	378,880	1,466,266
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	2,520
Matador Resources Co. (d)	94,182	735,561
McMoRan Exploration Co. (a)(d)	277,068	4,458,024
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mexco Energy Corp. (a)	2,175	$ 11,789
Midstates Petroleum Co., Inc.	73,408	547,624
Miller Energy Resources, Inc. (a)(d)	137,671	539,670
Northern Oil & Gas, Inc. (a)(d)	167,032	2,290,009
Oasis Petroleum, Inc. (a)(d)	176,586	6,480,706
Pacific Ethanol, Inc. (a)(d)	346,705	133,481
Panhandle Royalty Co. Class A	15,804	430,501
PBF Energy, Inc. Class A	60,771	2,537,189
PDC Energy, Inc. (a)	74,456	3,472,628
Penn Virginia Corp.	140,473	571,725
Petroquest Energy, Inc. (a)	165,233	634,495
Plains Exploration & Production Co. (a)	328,370	14,898,147
PostRock Energy Corp. (a)	17,510	36,246
PrimeEnergy Corp. (a)	1,965	53,979
Pyramid Oil Co. (a)	7,060	29,723
Quicksilver Resources, Inc. (a)(d)	274,950	511,407
Recovery Energy, Inc. (a)(d)	5,111	9,455
Renewable Energy Group, Inc. (a)	39,459	291,602
Rentech, Inc.	686,373	1,873,798
Resolute Energy Corp. (a)	183,571	1,868,753
Rex American Resources Corp. (a)	16,822	388,588
Rex Energy Corp. (a)(d)	105,157	1,417,516
Rosetta Resources, Inc. (a)	129,652	6,311,459
Royale Energy, Inc. (a)(d)	11,555	28,079
Sanchez Energy Corp. (a)(d)	28,101	520,150
SandRidge Energy, Inc. (a)(d)	952,892	5,431,484
Saratoga Resources, Inc. (a)	25,695	77,342
SemGroup Corp. Class A (a)	103,499	4,770,269
SM Energy Co.	168,229	9,737,095
Solazyme, Inc. (a)(d)	103,823	906,375
Stone Energy Corp. (a)	126,417	2,585,228
Swift Energy Co. (a)	108,758	1,470,408
Synergy Resources Corp. (a)	110,813	734,690
Syntroleum Corp. (a)(d)	166,427	75,724
Targa Resources Corp.	89,113	5,435,893
Teekay Corp.	95,965	3,329,986
Tengasco, Inc. (a)	63,216	42,323
Ultra Petroleum Corp. (a)(d)	389,054	6,637,261
Uranium Energy Corp. (a)(d)	202,850	468,584
Uranium Resources, Inc. (a)(d)	18,657	50,374
US Energy Corp. (a)	91,127	159,472
USEC, Inc. (a)(d)	388,801	186,624
VAALCO Energy, Inc. (a)(d)	143,600	1,164,596
Verenium Corp. (a)(d)	32,819	80,078
W&T Offshore, Inc. (d)	102,777	1,527,266
Warren Resources, Inc. (a)	175,353	459,425
Western Refining, Inc. (d)	142,982	5,131,624
Westmoreland Coal Co. (a)(d)	24,842	260,841
Whiting Petroleum Corp. (a)	298,141	14,519,467
World Fuel Services Corp.	182,117	6,925,910

	Shares	Value
ZaZa Energy Corp. (a)(d)	66,207	$ 105,269
Zion Oil & Gas, Inc. (a)(d)	112,487	134,984
		304,465,939
TOTAL ENERGY		538,486,147
FINANCIALS - 22.8%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	127,332	18,619,758
Arlington Asset Investment Corp.	26,330	679,314
Artio Global Investors, Inc. Class A	122,626	333,543
BGC Partners, Inc. Class A	255,991	1,093,082
Calamos Asset Management, Inc. Class A	47,935	535,913
CIFI Corp. (a)	13,714	116,020
Cohen & Steers, Inc. (d)	46,427	1,530,698
Cowen Group, Inc. Class A (a)	250,464	653,711
Diamond Hill Investment Group, Inc.	6,707	503,159
Duff & Phelps Corp. Class A	67,634	1,051,032
Eaton Vance Corp. (non-vtg.) (d)	287,882	10,994,214
Epoch Holding Corp.	41,730	1,166,354
Evercore Partners, Inc. Class A	66,506	2,706,794
FBR Capital Markets Corp. (a)	35,461	626,241
Federated Investors, Inc. Class B (non-vtg.) (d)	237,860	5,523,109
Financial Engines, Inc. (d)	120,148	3,926,437
FirstCity Financial Corp. (a)	16,400	161,376
FXCM, Inc. Class A (d)	59,081	776,915
GAMCO Investors, Inc. Class A	14,987	801,805
GFI Group, Inc.	188,467	661,519
Gleacher & Co., Inc. (a)	185,336	108,792
Greenhill & Co., Inc.	65,068	3,954,833
HFF, Inc.	86,273	1,583,972
ICG Group, Inc. (a)	113,828	1,483,179
Institutional Financial Markets, Inc.	16,813	46,236
INTL FCStone, Inc. (a)(d)	36,432	649,947
Investment Technology Group, Inc. (a)	111,776	1,353,607
Janus Capital Group, Inc. (d)	466,069	4,315,799
JMP Group, Inc.	44,707	266,007
Knight Capital Group, Inc. Class A (a)	218,742	809,345
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	367,827
LPL Financial	108,618	3,424,726
Manning & Napier, Inc.	28,565	426,761
Medallion Financial Corp.	52,498	682,474
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	617,558
Piper Jaffray Companies (a)	44,362	1,711,042
Pzena Investment Management, Inc.	13,002	81,783
Raymond James Financial, Inc.	278,271	12,210,531
Safeguard Scientifics, Inc. (a)	52,134	789,309
SEI Investments Co.	345,205	9,758,945
Stifel Financial Corp. (a)(d)	146,990	5,077,035
SWS Group, Inc. (a)	80,179	513,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp.	575,266	$ 10,935,807
Teton Advisors, Inc. (a)	145	2,755
U.S. Global Investments, Inc. Class A	36,632	139,202
Virtus Investment Partners, Inc. (a)	15,774	2,650,190
Waddell & Reed Financial, Inc. Class A	213,366	8,752,273
Walter Investment Management Corp. (a)	88,099	4,045,506
Westwood Holdings Group, Inc.	13,202	545,903
WisdomTree Investments, Inc. (a)	144,563	1,315,523
		131,081,808
Commercial Banks - 4.4%
1st Source Corp.	36,261	854,309
1st United Bancorp, Inc.	67,638	411,239
Access National Corp.	15,817	251,648
ACNB Corp.	11,654	192,990
Alliance Financial Corp.	11,655	518,065
Ameriana Bancorp	2,223	19,340
American National Bankshares, Inc.	18,331	370,836
American River Bankshares (a)	3,552	26,249
Ameris Bancorp (a)(d)	51,389	713,279
AmeriServ Financial, Inc. (a)	14,728	43,595
Ames National Corp.	16,110	333,477
Arrow Financial Corp. (d)	30,885	748,652
Associated Banc-Corp.	434,355	6,250,368
Auburn National Bancorp., Inc.	2,289	49,328
BancFirst Corp.	20,263	811,331
Bancorp, Inc., Delaware (a)	83,875	1,071,084
BancorpSouth, Inc.	226,260	3,461,778
Bank of Hawaii Corp.	113,009	5,468,506
Bank of Kentucky Financial Corp.	10,625	283,900
Bank of Marin Bancorp	13,108	492,730
Bank of the Ozarks, Inc.	76,156	2,923,629
BankUnited, Inc.	120,706	3,423,222
Banner Bank	46,766	1,389,418
Bar Harbor Bankshares	9,461	337,285
BBCN Bancorp, Inc.	204,648	2,533,542
BCB Bancorp, Inc. (d)	9,297	89,065
Berkshire Bancorp, Inc.	4,024	32,514
BNC Bancorp (d)	53,487	474,965
BOK Financial Corp.	75,755	4,502,120
Boston Private Financial Holdings, Inc.	194,595	1,776,652
Bridge Bancorp, Inc.	17,303	364,401
Bridge Capital Holdings (a)(d)	18,425	280,429
Bryn Mawr Bank Corp.	22,784	522,665
BSB Bancorp, Inc. (a)	19,579	258,443
C & F Financial Corp.	4,436	177,218
Camden National Corp.	16,328	553,356
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A	31,264	578,384
Capital City Bank Group, Inc. (a)(d)	33,531	383,930
CapitalSource, Inc.	542,964	4,886,676

	Shares	Value
Cardinal Financial Corp.	76,699	$ 1,221,815
Cascade Bancorp (a)(d)	30,976	186,785
Cathay General Bancorp	187,984	3,663,808
Center Bancorp, Inc.	24,871	308,400
Centerstate Banks of Florida, Inc.	66,005	559,062
Central Pacific Financial Corp. (a)	62,658	970,572
Century Bancorp, Inc. Class A (non-vtg.)	7,814	257,862
Chemical Financial Corp.	64,828	1,587,638
CIT Group, Inc. (a)	510,977	21,389,497
Citizens & Northern Corp.	30,086	586,677
Citizens Holding Co.	2,280	42,978
Citizens Republic Bancorp, Inc. (a)	109,418	2,254,011
City Holding Co. (d)	37,157	1,408,993
City National Corp. (d)	121,008	6,874,464
CNB Financial Corp., Pennsylvania	24,450	411,983
CoBiz, Inc.	133,405	1,105,927
Colony Bankcorp, Inc. (a)	4,518	24,216
Columbia Banking Systems, Inc.	105,592	2,111,840
Commerce Bancshares, Inc.	225,326	8,582,667
Community Bank System, Inc.	114,684	3,310,927
Community Partners Bancorp (a)	1,393	9,041
Community Trust Bancorp, Inc.	35,364	1,206,973
Crescent Financial Bancshares, Inc. (a)(d)	5,656	23,472
CU Bancorp (a)	16,798	206,615
Cullen/Frost Bankers, Inc.	156,785	9,494,900
CVB Financial Corp.	241,074	2,555,384
Eagle Bancorp, Inc., Maryland (a)(d)	47,604	1,033,007
East West Bancorp, Inc.	360,287	8,863,060
Eastern Virginia Bankshares, Inc. (a)	3,012	20,150
Enterprise Bancorp, Inc.	14,913	236,968
Enterprise Financial Services Corp.	42,722	597,254
Farmers Capital Bank Corp. (a)	9,906	164,935
Farmers National Banc Corp.	41,229	257,681
Fidelity Southern Corp.	15,121	167,843
Financial Institutions, Inc.	28,782	573,625
First Bancorp, North Carolina	37,879	505,306
First Bancorp, Puerto Rico (a)(d)	186,883	1,022,250
First Busey Corp.	193,866	872,397
First California Financial Group, Inc. (a)	58,547	470,718
First Citizen Bancshares, Inc.	16,304	2,927,383
First Commonwealth Financial Corp.	257,750	1,873,843
First Community Bancshares, Inc.	36,337	567,584
First Connecticut Bancorp, Inc.	29,557	422,961
First Financial Bancorp, Ohio	145,167	2,225,410
First Financial Bankshares, Inc. (d)	91,048	4,060,741
First Financial Corp., Indiana	28,823	886,307
First Financial Service Corp. (a)	745	2,391
First Interstate Bancsystem, Inc.	45,208	825,950
First M&F Corp.	16,637	228,093
First Merchants Corp.	61,527	914,906
First Midwest Bancorp, Inc., Delaware	197,088	2,463,600
First Niagara Financial Group, Inc.	919,163	7,518,753
First of Long Island Corp.	17,771	507,717
First Republic Bank	180,988	6,597,013
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Security Group, Inc. (a)(d)	1,070	$ 3,167
First South Bancorp, Inc., Virginia (a)	39,689	255,994
First United Corp. (a)	14,602	117,108
Firstbank Corp., Michigan	8,342	106,861
FirstMerit Corp. (d)	283,408	4,285,129
FNB Corp., Pennsylvania	351,107	3,988,576
FNB United Corp. (a)(d)	21,639	219,852
Fulton Financial Corp. (d)	517,887	5,878,017
German American Bancorp, Inc.	31,184	678,564
Glacier Bancorp, Inc.	185,261	3,230,952
Great Southern Bancorp, Inc.	21,585	518,256
Guaranty Bancorp (a)	135,393	273,494
Hampton Roads Bankshares, Inc. (a)(d)	275,254	363,335
Hancock Holding Co.	222,176	6,709,715
Hanmi Financial Corp. (a)	83,202	1,413,602
Hawthorn Bancshares, Inc.	6,721	68,218
Heartland Financial USA, Inc.	33,115	779,527
Heritage Commerce Corp. (a)	57,846	391,039
Heritage Financial Corp., Washington	35,332	489,348
Heritage Oaks Bancorp (a)	40,793	229,257
Home Bancshares, Inc.	63,686	2,155,771
HomeTrust Bancshares, Inc.	50,414	778,896
Horizon Bancorp Industries	16,035	325,190
Hudson Valley Holding Corp.	41,056	623,230
IBERIABANK Corp.	79,678	3,999,836
Independent Bank Corp. (a)	22,677	134,021
Independent Bank Corp., Massachusetts (d)	56,913	1,803,573
International Bancshares Corp.	140,193	2,838,908
Intervest Bancshares Corp. Class A (a)	36,027	195,627
Investors Bancorp, Inc.	127,475	2,252,483
Lakeland Bancorp, Inc.	63,849	613,589
Lakeland Financial Corp.	39,911	986,600
Macatawa Bank Corp. (a)(d)	64,065	313,278
MainSource Financial Group, Inc.	47,324	662,536
MB Financial, Inc.	138,719	3,289,027
MBT Financial Corp. (a)(d)	11,242	40,808
Mercantile Bank Corp.	19,339	322,188
Merchants Bancshares, Inc.	14,012	404,106
Metro Bancorp, Inc. (a)	42,825	713,036
Metrocorp Bancshares, Inc. (a)	35,019	362,096
Middleburg Financial Corp.	14,592	298,260
Midsouth Bancorp, Inc.	24,320	371,366
MidWestOne Financial Group, Inc.	16,620	381,928
Monarch Financial Holdings, Inc.	10,098	102,495
National Bank Holdings Corp.	22,033	398,577
National Bankshares, Inc. (d)	16,169	545,542
National Penn Bancshares, Inc.	324,982	3,184,824
NBT Bancorp, Inc.	110,024	2,251,091
NewBridge Bancorp (a)	34,468	202,672
North Valley Bancorp (a)	6,149	104,349

	Shares	Value
Northeast Bancorp (d)	15,002	$ 150,020
Northrim Bancorp, Inc.	12,118	263,445
Norwood Financial Corp.	2,777	85,948
OBA Financial Services, Inc. (a)	5,103	94,967
Ohio Valley Banc Corp.	7,485	140,344
Old National Bancorp, Indiana	271,566	3,666,141
Old Second Bancorp, Inc. (a)(d)	34,774	118,232
OmniAmerican Bancorp, Inc. (a)	23,607	615,198
Oriental Financial Group, Inc. (d)	124,525	1,906,478
Orrstown Financial Services, Inc. (a)	18,291	258,818
Pacific Continental Corp.	43,214	459,365
Pacific Mercantile Bancorp (a)	19,877	118,467
Pacific Premier Bancorp, Inc. (a)	30,836	369,107
PacWest Bancorp	89,269	2,439,722
Park National Corp. (d)	38,738	2,555,933
Park Sterling Corp. (a)	124,780	708,750
Patriot National Bancorp, Inc. (a)	14,022	21,313
Peapack-Gladstone Financial Corp.	17,211	253,518
Penns Woods Bancorp, Inc.	10,096	408,585
Peoples Bancorp of North Carolina	1,842	19,802
Peoples Bancorp, Inc.	20,106	435,697
Peoples Financial Corp., Mississippi	7,232	86,929
Pinnacle Financial Partners, Inc. (a)(d)	92,448	2,007,046
Popular, Inc. (a)	263,052	7,344,412
Porter Bancorp, Inc. (a)	3,733	3,696
Preferred Bank, Los Angeles (a)	20,724	334,071
Premier Financial Bancorp, Inc.	6,092	70,972
PremierWest Bancorp (a)(d)	17,140	27,767
PrivateBancorp, Inc.	171,662	3,074,466
Prosperity Bancshares, Inc.	114,624	5,288,751
QCR Holdings, Inc.	6,005	98,122
Renasant Corp.	64,084	1,410,489
Republic Bancorp, Inc., Kentucky Class A	25,708	556,321
Republic First Bancorp, Inc. (a)	44,636	116,500
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	9,587
Rurban Financial Corp.	532	4,522
S&T Bancorp, Inc.	77,320	1,396,399
S.Y. Bancorp, Inc.	30,337	687,133
Sandy Spring Bancorp, Inc.	57,184	1,107,082
SCBT Financial Corp. (d)	40,684	1,937,372
Seacoast Banking Corp., Florida (a)	235,806	485,760
Shore Bancshares, Inc.	20,686	138,182
Sierra Bancorp	31,765	402,145
Signature Bank (a)(d)	120,591	8,956,294
Simmons First National Corp. Class A	36,954	929,024
Southern National Bancorp of Virginia, Inc.	12,282	116,065
Southside Bancshares, Inc. (d)	40,257	860,292
Southwest Bancorp, Inc., Oklahoma (a)	44,454	577,457
State Bank Financial Corp.	77,039	1,224,920
StellarOne Corp.	55,996	861,778
Sterling Bancorp, New York	87,827	893,201
Sterling Financial Corp.	93,198	1,973,934
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp (a)	25,339	$ 356,773
Summit Financial Group, Inc. (a)	1,800	12,240
Sun Bancorp, Inc., New Jersey (a)	136,043	489,755
Susquehanna Bancshares, Inc.	475,630	5,531,577
SVB Financial Group (a)	112,421	7,538,952
Synovus Financial Corp.	2,047,475	5,200,587
Taylor Capital Group, Inc. (a)	36,427	602,138
TCF Financial Corp. (d)	430,037	5,908,708
Texas Capital Bancshares, Inc. (a)(d)	102,751	4,342,257
The First Bancorp, Inc.	21,478	372,214
Tompkins Financial Corp.	33,792	1,400,003
TowneBank (d)	71,193	1,035,146
Trico Bancshares	35,094	598,353
Trustmark Corp.	173,638	3,976,310
UMB Financial Corp.	90,172	4,110,941
Umpqua Holdings Corp.	308,713	3,874,348
Union Bankshares, Inc.	388	7,962
Union/First Market Bankshares Corp.	55,751	1,011,881
United Bancorp, Inc.	370	2,409
United Bankshares, Inc., West Virginia (d)	132,968	3,457,168
United Community Banks, Inc., Georgia (a)	127,900	1,377,483
United Security Bancshares, Inc. (a)	8,545	64,344
United Security Bancshares, California (d)	7,488	28,604
Univest Corp. of Pennsylvania	38,304	635,463
Valley National Bancorp (d)	489,100	4,905,673
Virginia Commerce Bancorp, Inc. (a)	67,965	921,605
Washington Banking Co., Oak Harbor	41,106	564,796
Washington Trust Bancorp, Inc.	35,763	945,574
Webster Financial Corp.	219,584	4,835,240
WesBanco, Inc.	70,247	1,643,077
West Bancorp., Inc.	28,408	314,477
West Coast Bancorp	46,944	1,103,184
Westamerica Bancorp. (d)	70,836	3,134,493
Western Alliance Bancorp. (a)(d)	209,617	2,787,906
Wilshire Bancorp, Inc. (a)	144,206	846,489
Wintrust Financial Corp.	99,831	3,643,832
Xenith Bankshares, Inc. (a)	17,541	91,739
Yadkin Valley Financial Corp. (a)	16,970	66,862
		361,491,987
Consumer Finance - 0.4%
Asset Acceptance Capital Corp. (a)	28,119	148,187
Asta Funding, Inc.	25,295	243,338
Atlanticus Holdings Corp. (a)(d)	33,601	108,867
Cash America International, Inc. (d)	70,968	3,593,820
Consumer Portfolio Services, Inc. (a)	25,388	209,451
Credit Acceptance Corp. (a)(d)	25,878	2,860,295
DFC Global Corp. (a)	103,533	1,933,996
Encore Capital Group, Inc. (a)(d)	59,733	1,765,110

	Shares	Value
EZCORP, Inc. (non-vtg.) Class A (a)	123,643	$ 2,556,937
First Cash Financial Services, Inc. (a)	76,532	4,049,308
First Marblehead Corp. (a)(d)	159,362	139,920
Green Dot Corp. Class A (a)(d)	50,635	709,903
Imperial Holdings, Inc. (a)	53,799	215,196
Nelnet, Inc. Class A	66,805	2,216,590
Netspend Holdings, Inc. (a)(d)	69,646	1,103,889
Portfolio Recovery Associates, Inc. (a)(d)	42,803	5,004,741
QC Holdings, Inc.	15,915	51,883
Regional Management Corp.	1,398	25,108
World Acceptance Corp. (a)(d)	40,711	3,203,956
		30,140,495
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	23,762
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	8,340,732
Gain Capital Holdings, Inc.	22,236	98,728
Interactive Brokers Group, Inc.	101,943	1,499,582
Life Partners Holdings, Inc. (d)	51,198	203,768
MarketAxess Holdings, Inc.	97,186	3,796,085
Marlin Business Services Corp.	22,984	435,547
MicroFinancial, Inc.	17,898	131,908
MSCI, Inc. Class A (a)	312,542	10,354,516
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	69,745	943,650
PHH Corp. (a)(d)	138,178	2,903,120
PICO Holdings, Inc. (a)(d)	53,727	1,155,668
Resource America, Inc. Class A	23,799	212,049
Vector Capital Corp. rights (a)	49,572	1
		30,099,116
Insurance - 4.3%
Alleghany Corp.	43,001	16,248,788
Allied World Assurance Co. Holdings Ltd.	89,522	7,860,927
American Equity Investment Life Holding Co. (d)	143,289	1,988,851
American Financial Group, Inc.	210,353	9,247,118
American National Insurance Co.	30,161	2,424,040
American Safety Insurance Group Ltd. (a)(d)	25,797	594,105
Amerisafe, Inc. (d)	44,533	1,452,666
Amtrust Financial Services, Inc.	73,829	2,454,814
Arch Capital Group Ltd. (a)(d)	343,384	16,867,022
Argo Group International Holdings, Ltd.	71,874	2,729,775
Arthur J. Gallagher & Co.	302,872	11,654,515
Aspen Insurance Holdings Ltd.	176,910	6,343,993
Assured Guaranty Ltd.	493,774	9,218,761
Axis Capital Holdings Ltd.	311,323	12,680,186
Baldwin & Lyons, Inc. Class B	20,123	468,665
Brown & Brown, Inc.	293,863	8,815,890
Citizens, Inc. Class A (a)(d)	96,952	890,989
CNA Financial Corp.	99,168	3,127,759
CNO Financial Group, Inc.	574,934	6,289,778
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Crawford & Co. Class B	69,141	$ 571,105
Donegal Group, Inc. Class A	26,385	380,472
Eastern Insurance Holdings, Inc.	16,085	299,503
eHealth, Inc. (a)	59,193	919,267
EMC Insurance Group	12,011	309,163
Employers Holdings, Inc.	110,478	2,321,143
Endurance Specialty Holdings Ltd.	106,872	4,706,643
Enstar Group Ltd. (a)(d)	23,037	2,887,458
Erie Indemnity Co. Class A	66,247	4,849,280
Everest Re Group Ltd.	128,969	16,070,827
FBL Financial Group, Inc. Class A	35,194	1,278,950
Federated National Holding Co.	8,797	50,055
Fidelity National Financial, Inc. Class A	535,365	13,352,003
First Acceptance Corp. (a)	24,679	28,381
First American Financial Corp.	270,026	6,558,932
Fortegra Financial Corp. (a)	15,197	137,533
Global Indemnity PLC (a)	37,631	869,276
Greenlight Capital Re, Ltd. (a)	72,640	1,741,907
Hallmark Financial Services, Inc. (a)	27,548	249,585
Hanover Insurance Group, Inc.	117,027	4,994,712
HCC Insurance Holdings, Inc.	266,229	10,649,160
Health Insurance Innovations	12,600	157,374
Hilltop Holdings, Inc. (a)(d)	103,357	1,327,104
Homeowners Choice, Inc. (d)	24,144	486,743
Horace Mann Educators Corp.	90,341	1,848,377
Independence Holding Co.	12,745	120,950
Infinity Property & Casualty Corp.	29,456	1,655,133
Investors Title Co.	2,693	177,549
Kansas City Life Insurance Co.	10,866	405,519
Kemper Corp.	137,889	4,362,808
Maiden Holdings Ltd.	143,671	1,448,204
Markel Corp. (a)	23,551	11,385,731
MBIA, Inc. (a)(d)	366,136	3,540,535
Meadowbrook Insurance Group, Inc.	121,669	855,333
Mercury General Corp.	86,743	3,371,700
Montpelier Re Holdings Ltd.	171,990	4,251,593
National Financial Partners Corp. (a)(d)	130,377	2,563,212
National Interstate Corp.	26,946	896,763
National Western Life Insurance Co. Class A	7,450	1,213,307
Navigators Group, Inc. (a)(d)	29,134	1,636,165
Old Republic International Corp.	613,136	7,363,763
OneBeacon Insurance Group Ltd.	54,474	728,317
PartnerRe Ltd.	152,398	13,599,998
Phoenix Companies, Inc. (a)	12,675	318,143
Platinum Underwriters Holdings Ltd.	82,406	4,357,629
Primerica, Inc.	115,806	3,644,415
ProAssurance Corp.	151,535	7,105,476
Protective Life Corp.	198,965	6,350,963
Reinsurance Group of America, Inc.	183,759	10,566,143
RenaissanceRe Holdings Ltd.	118,960	10,401,862

	Shares	Value
RLI Corp.	47,991	$ 3,308,500
Safety Insurance Group, Inc.	33,267	1,563,549
Selective Insurance Group, Inc.	135,807	3,020,348
StanCorp Financial Group, Inc.	111,235	4,428,265
State Auto Financial Corp.	33,712	566,362
Stewart Information Services Corp. (d)	44,487	1,029,874
Symetra Financial Corp.	233,995	3,081,714
Tower Group, Inc.	90,612	1,689,914
United Fire Group, Inc.	51,439	1,264,371
Universal Insurance Holdings, Inc.	99,404	436,384
Validus Holdings Ltd.	242,727	8,648,363
W.R. Berkley Corp.	273,764	11,361,206
White Mountains Insurance Group Ltd.	14,430	8,152,950
		349,276,606
Real Estate Investment Trusts - 10.1%
Acadia Realty Trust (SBI)	131,146	3,530,450
AG Mortgage Investment Trust, Inc.	72,087	1,890,842
Agree Realty Corp.	29,784	836,037
Alexanders, Inc.	7,463	2,421,744
Alexandria Real Estate Equities, Inc.	159,952	11,378,985
American Assets Trust, Inc.	97,861	2,958,338
American Campus Communities, Inc.	266,659	12,052,987
American Capital Agency Corp.	865,944	27,467,744
American Capital Mortgage Investment Corp.	143,838	3,696,637
American Realty Capital Properties, Inc. (d)	23,627	312,585
Annaly Capital Management, Inc.	2,474,929	38,336,650
Anworth Mortgage Asset Corp.	363,303	2,216,148
Apollo Commercial Real Estate Finance, Inc.	60,802	1,048,835
Apollo Residential Mortgage, Inc.	59,295	1,327,022
Arbor Realty Trust, Inc.	95,842	759,069
Ares Commercial Real Estate Corp.	31,580	537,807
Armour Residential REIT, Inc.	958,622	6,413,181
Ashford Hospitality Trust, Inc.	181,667	2,138,221
Associated Estates Realty Corp.	125,776	2,198,564
BioMed Realty Trust, Inc.	426,994	9,018,113
Brandywine Realty Trust (SBI)	355,301	4,885,389
BRE Properties, Inc.	195,602	9,508,213
BRT Realty Trust (a)	8,802	65,223
Camden Property Trust (SBI)	211,578	14,628,503
Campus Crest Communities, Inc.	97,496	1,222,600
Capital Trust, Inc. Class A	85,860	194,044
CapLease, Inc.	166,403	995,090
Capstead Mortgage Corp.	274,087	3,437,051
CBL & Associates Properties, Inc.	408,073	9,279,580
Cedar Shopping Centers, Inc.	141,571	812,618
Chatham Lodging Trust	37,534	617,810
Chesapeake Lodging Trust	121,402	2,613,785
Chimera Investment Corp.	2,633,740	7,848,545
Colonial Properties Trust (SBI)	223,039	4,808,721
Colony Financial, Inc.	124,334	2,753,998
CommonWealth REIT	211,923	5,351,056
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Coresite Realty Corp.	71,084	$ 2,303,122
Corporate Office Properties Trust (SBI)	216,499	5,600,829
Cousins Properties, Inc.	249,030	2,420,572
Crexus Investment Corp.	188,644	2,510,852
CubeSmart	306,042	4,511,059
CyrusOne, Inc.	49,783	1,060,876
Cys Investments, Inc. (d)	437,281	5,186,153
DCT Industrial Trust, Inc. (d)	636,987	4,624,526
DDR Corp.	597,418	10,317,409
DiamondRock Hospitality Co.	508,573	4,546,643
Digital Realty Trust, Inc.	313,579	21,003,521
Douglas Emmett, Inc.	333,224	8,167,320
Duke Realty LP (d)	775,624	12,534,084
DuPont Fabros Technology, Inc.	161,268	3,734,967
EastGroup Properties, Inc.	77,000	4,374,370
Education Realty Trust, Inc.	304,047	3,317,153
EPR Properties	120,681	5,888,026
Equity Lifestyle Properties, Inc.	103,455	7,623,599
Equity One, Inc.	160,977	3,784,569
Essex Property Trust, Inc.	90,283	13,451,264
Excel Trust, Inc.	118,850	1,498,699
Extra Space Storage, Inc.	261,803	9,801,904
Federal Realty Investment Trust (SBI)	161,387	17,140,913
FelCor Lodging Trust, Inc. (a)	320,776	1,610,296
First Industrial Realty Trust, Inc.	236,437	3,752,255
First Potomac Realty Trust	155,718	2,200,295
Franklin Street Properties Corp.	183,467	2,522,671
General Growth Properties, Inc.	1,151,017	22,030,465
Getty Realty Corp. (d)	107,657	2,140,221
Gladstone Commercial Corp. (d)	28,855	547,091
Glimcher Realty Trust	372,526	4,194,643
Government Properties Income Trust (d)	109,886	2,907,584
Gramercy Capital Corp. (a)(d)	137,117	523,787
Gyrodyne Co. of America, Inc.	2,317	172,431
Hatteras Financial Corp.	250,581	6,688,007
Healthcare Realty Trust, Inc.	225,062	5,986,649
Healthcare Trust of America, Inc.	139,394	1,600,243
Hersha Hospitality Trust	462,079	2,592,263
Highwoods Properties, Inc. (SBI)	188,911	6,895,252
Home Properties, Inc.	130,546	8,148,681
Hospitality Properties Trust (SBI)	318,850	8,513,295
Hudson Pacific Properties, Inc.	107,288	2,421,490
Inland Real Estate Corp.	192,865	1,863,076
Invesco Mortgage Capital, Inc.	326,439	6,861,748
Investors Real Estate Trust	238,896	2,271,901
iStar Financial, Inc. (a)(d)	266,363	2,660,966
JAVELIN Mortgage Investment Corp.	18,180	348,692
Kilroy Realty Corp.	186,722	9,851,453
Kite Realty Group Trust	180,895	1,192,098
LaSalle Hotel Properties (SBI)	240,074	6,095,479
Lexington Corporate Properties Trust (d)	409,224	4,689,707

	Shares	Value
Liberty Property Trust (SBI) (d)	297,318	$ 11,532,965
LTC Properties, Inc.	80,280	3,096,400
Mack-Cali Realty Corp.	205,743	5,838,986
Medical Properties Trust, Inc.	338,104	4,909,270
MFA Financial, Inc.	900,039	7,992,346
MHI Hospitality Corp.	1,708	7,327
Mid-America Apartment Communities, Inc.	105,434	7,321,337
Monmouth Real Estate Investment Corp. Class A	103,641	1,156,634
MPG Office Trust, Inc. (a)(d)	193,026	499,937
National Health Investors, Inc.	66,785	4,327,668
National Retail Properties, Inc. (d)	269,513	9,284,723
New York Mortgage Trust, Inc. (d)	113,947	802,187
NorthStar Realty Finance Corp.	392,817	3,515,712
Omega Healthcare Investors, Inc. (d)	281,314	7,873,979
One Liberty Properties, Inc.	35,770	776,924
Parkway Properties, Inc.	96,202	1,626,776
Pebblebrook Hotel Trust	162,576	3,887,192
Pennsylvania Real Estate Investment Trust (SBI)	141,880	2,560,934
PennyMac Mortgage Investment Trust	148,093	3,764,524
Piedmont Office Realty Trust, Inc. Class A (d)	422,715	8,310,577
PMC Commercial Trust	13,962	97,874
Post Properties, Inc.	136,444	6,513,837
Potlatch Corp.	107,179	4,716,948
Power (REIT)	1,227	13,006
PS Business Parks, Inc.	47,862	3,541,309
RAIT Financial Trust (d)	147,972	1,071,317
Ramco-Gershenson Properties Trust (SBI)	127,919	2,021,120
Rayonier, Inc.	311,780	17,419,149
Realty Income Corp.	449,239	20,507,760
Redwood Trust, Inc.	205,166	4,156,663
Regency Centers Corp.	229,923	11,928,405
Resource Capital Corp.	285,451	1,941,067
Retail Opportunity Investments Corp. (d)	130,748	1,687,957
Retail Properties America, Inc.	85,922	1,271,646
RLJ Lodging Trust	284,277	6,080,685
Rouse Properties, Inc. (d)	62,419	1,036,780
Ryman Hospitality Properties, Inc. (d)	122,867	5,498,298
Sabra Health Care REIT, Inc.	104,213	2,754,350
Saul Centers, Inc.	29,808	1,304,398
Select Income (REIT)	47,478	1,320,363
Senior Housing Properties Trust (SBI)	464,288	11,648,986
Silver Bay Realty Trust Corp. (d)	36,712	749,659
SL Green Realty Corp.	227,024	18,529,699
Sovran Self Storage, Inc.	79,456	4,834,103
Spirit Realty Capital, Inc.	84,207	1,677,403
Stag Industrial, Inc.	111,041	2,355,180
Starwood Property Trust, Inc.	335,288	9,371,300
Strategic Hotel & Resorts, Inc. (a)	471,780	3,434,558
Summit Hotel Properties, Inc.	136,761	1,312,906
Sun Communities, Inc. (d)	74,202	3,452,619
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc. (a)	402,828	$ 4,564,041
Supertel Hospitality, Inc., Maryland (a)	13,197	14,913
Tanger Factory Outlet Centers, Inc. (d)	232,875	8,218,159
Taubman Centers, Inc.	153,877	11,805,443
Terreno Realty Corp.	33,203	594,334
The Geo Group, Inc.	193,501	6,683,525
The Macerich Co.	344,003	20,678,020
Two Harbors Investment Corp.	742,870	9,553,308
UDR, Inc.	633,544	15,116,360
UMH Properties, Inc.	32,347	324,117
Universal Health Realty Income Trust (SBI)	33,579	1,917,697
Urstadt Biddle Properties, Inc. Class A	59,548	1,258,249
Washington (REIT) (SBI)	159,249	4,409,605
Weingarten Realty Investors (SBI)	287,296	8,805,622
Western Asset Mortgage Capital Corp.	58,863	1,264,966
Whitestone REIT Class B	35,381	521,870
Winthrop Realty Trust	68,647	861,520
WP Carey, Inc. (d)	146,332	8,719,924
ZAIS Financial Corp.	15,500	311,085
		823,205,855
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	111,665	3,933,958
American Realty Investments, Inc. (a)	1,965	6,583
AV Homes, Inc. (a)	29,637	445,148
Consolidated-Tomoka Land Co. (d)	11,958	407,170
Forest City Enterprises, Inc. Class A (a)	356,962	5,725,670
Forestar Group, Inc. (a)(d)	94,973	1,654,430
Gladstone Land Corp.	2,000	30,140
Howard Hughes Corp. (a)	71,466	5,487,874
InterGroup Corp. (a)	336	7,617
Jones Lang LaSalle, Inc.	109,483	10,580,437
Kennedy-Wilson Holdings, Inc.	102,037	1,639,735
Maui Land & Pineapple, Inc. (a)	17,943	72,131
Preferred Apartment Communities, Inc. Class A (d)	6,866	60,009
Realogy Holdings Corp.	112,717	5,055,357
Tejon Ranch Co. (a)	36,577	1,071,706
The St. Joe Co. (a)(d)	244,497	5,452,283
Thomas Properties Group, Inc.	93,474	487,000
Transcontinental Realty Investors, Inc. (a)	1,497	7,725
Zillow, Inc. (a)(d)	35,559	1,527,615
ZipRealty, Inc. (a)	28,991	111,325
		43,763,913
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	205,339	2,008,215
Bank Mutual Corp.	123,703	707,581
BankFinancial Corp.	56,765	452,985
BBX Capital Corp. (a)	42,087	340,063
Beneficial Mutual Bancorp, Inc. (a)	107,032	1,026,437
Berkshire Hills Bancorp, Inc.	59,104	1,436,227

	Shares	Value
BofI Holding, Inc. (a)	27,494	$ 925,723
Brookline Bancorp, Inc., Delaware	180,966	1,646,791
Camco Financial Corp. (a)	7,852	28,738
Cape Bancorp, Inc.	25,193	229,004
Capitol Federal Financial, Inc.	435,831	5,155,881
CFS Bancorp, Inc.	12,402	94,999
Charter Financial Corp., Georgia	2,588	31,858
Cheviot Financial Corp.	44	479
Chicopee Bancorp, Inc.	13,096	206,131
Clifton Savings Bancorp, Inc.	25,210	284,873
Dime Community Bancshares, Inc.	89,159	1,266,949
Doral Financial Corp. (a)	295,629	168,361
Elmira Savings Bank	169	3,990
ESB Financial Corp.	31,148	427,662
ESSA Bancorp, Inc.	32,482	358,926
EverBank Financial Corp.	59,751	902,240
Farmer Mac Class C (non-vtg.)	27,142	916,043
First Clover Leaf Financial Corp.	10,566	80,302
First Defiance Financial Corp.	23,633	532,215
First Federal Bancshares of Arkansas, Inc. (a)(d)	4,711	45,226
First Financial Holdings, Inc.	43,715	872,551
First Financial Northwest, Inc. (a)	34,706	275,219
First PacTrust Bancorp, Inc.	20,005	205,451
Flagstar Bancorp, Inc. (a)(d)	50,000	679,500
Flushing Financial Corp.	72,793	1,150,129
Fox Chase Bancorp, Inc.	32,985	551,509
Franklin Financial Corp./VA	27,950	499,187
Hampden Bancorp, Inc.	5,136	81,252
Heritage Financial Group, Inc.	7,732	106,083
HF Financial Corp.	632	8,494
HMN Financial, Inc. (a)	2,852	15,315
Home Bancorp, Inc. (a)	15,826	291,831
Home Federal Bancorp, Inc.	37,371	429,767
HomeStreet, Inc. (d)	30,734	767,735
HopFed Bancorp, Inc.	11,426	120,887
IF Bancorp, Inc. (a)	11,597	174,071
Impac Mortgage Holdings, Inc. (a)(d)	20,302	229,413
Kearny Financial Corp.	52,612	525,594
Madison County Financial, Inc. (a)(d)	11,541	184,887
Meridian Interstate Bancorp, Inc. (a)	24,640	445,738
Meta Financial Group, Inc.	9,879	233,638
MGIC Investment Corp. (a)(d)	493,559	1,470,806
MutualFirst Financial, Inc.	7,773	104,547
NASB Financial, Inc. (a)	3,724	82,710
Nationstar Mortgage Holdings, Inc. (d)	43,150	1,662,570
New Hampshire Thrift Bancshare	2,906	38,679
New York Community Bancorp, Inc. (d)	1,102,758	14,887,233
Northfield Bancorp, Inc.	80,053	911,003
Northwest Bancshares, Inc. (d)	230,507	2,879,032
Ocean Shore Holding Co.	5,120	77,824
OceanFirst Financial Corp.	36,227	505,004
Ocwen Financial Corp. (a)	295,171	11,635,641
Oneida Financial Corp.	2,810	35,209
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Oritani Financial Corp.	106,486	$ 1,566,409
Peoples Federal Bancshares, Inc.	9,219	164,836
Poage Bankshares, Inc.	6,654	93,489
Provident Financial Holdings, Inc.	21,034	359,681
Provident Financial Services, Inc.	135,449	2,030,381
Provident New York Bancorp	105,447	946,914
Pulaski Financial Corp. (d)	11,679	115,622
PVF Capital Corp. (a)	37,435	139,633
Radian Group, Inc. (d)	342,468	3,017,143
Riverview Bancorp, Inc. (a)	20,156	44,746
Rockville Financial, Inc.	54,753	704,124
Roma Financial Corp.	25,270	380,061
Security National Financial Corp. Class A (d)	21,546	166,120
SI Financial Group, Inc.	9,136	104,516
Simplicity Bancorp, Inc.	22,747	346,664
Southern Missouri Bancorp, Inc.	376	9,445
Territorial Bancorp, Inc.	28,348	661,075
TFS Financial Corp. (a)(d)	268,274	2,819,560
Timberland Bancorp, Inc.	12,774	105,513
Tree.com, Inc.	19,805	345,201
Trustco Bank Corp., New York	220,181	1,147,143
United Community Financial Corp., Ohio (a)	32,608	109,563
United Financial Bancorp, Inc.	49,450	739,278
ViewPoint Financial Group	92,806	1,935,005
Walker & Dunlop, Inc. (a)	44,234	937,761
Washington Federal, Inc.	287,542	5,046,362
Waterstone Financial, Inc. (a)	7,726	59,104
Westfield Financial, Inc.	94,628	737,152
WSFS Financial Corp.	23,324	1,107,890
		87,356,799
TOTAL FINANCIALS		1,856,416,579
HEALTH CARE - 10.5%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	102,049	124,500
ACADIA Pharmaceuticals, Inc. (a)(d)	129,491	786,010
Achillion Pharmaceuticals, Inc. (a)(d)	163,898	1,327,574
Acorda Therapeutics, Inc. (a)	110,294	3,281,247
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	84,727
Aegerion Pharmaceuticals, Inc. (a)	41,620	1,253,594
Affymax, Inc. (a)(d)	99,414	264,441
Agenus, Inc. (a)(d)	39,248	167,981
Alkermes PLC (a)	307,880	6,684,075
Allos Therapeutics, Inc. rights	344,107	3
Alnylam Pharmaceuticals, Inc. (a)	128,873	3,053,001
AMAG Pharmaceuticals, Inc. (a)	57,756	955,862
Amicus Therapeutics, Inc. (a)(d)	81,548	218,549

	Shares	Value
Anacor Pharmaceuticals, Inc. (a)	42,589	$ 148,210
Anthera Pharmaceuticals, Inc. (a)(d)	123,150	75,122
ARCA biopharma, Inc. (a)(d)	20,234	10,319
Arena Pharmaceuticals, Inc. (a)(d)	559,228	4,691,923
ARIAD Pharmaceuticals, Inc. (a)	464,412	9,766,584
ArQule, Inc. (a)	132,859	326,833
Array Biopharma, Inc. (a)	280,498	1,091,137
Arrowhead Research Corp. (a)(d)	16,316	35,079
Astex Pharmaceuticals, Inc. (a)(d)	207,009	674,849
Athersys, Inc. (a)(d)	108,924	165,564
AVEO Pharmaceuticals, Inc. (a)(d)	115,401	769,725
BioCryst Pharmaceuticals, Inc. (a)(d)	81,419	97,703
BioMarin Pharmaceutical, Inc. (a)	316,623	18,354,635
BioMimetic Therapeutics, Inc. (a)	45,475	431,558
Biospecifics Technologies Corp. (a)	11,833	185,778
Biota Pharmaceuticals, Inc.	20,991	83,754
BioTime, Inc. (a)(d)	68,237	287,278
Cardium Therapeutics, Inc. (a)(d)	106,276	17,865
Catalyst Pharmaceutical Partners, Inc. (a)(d)	69,095	30,975
Cel-Sci Corp. (a)(d)	503,397	133,300
Cell Therapeutics, Inc. (a)(d)	197,840	265,106
Celldex Therapeutics, Inc. (a)(d)	208,754	1,987,338
Celsion Corp. (a)(d)	80,797	78,373
Cepheid, Inc. (a)(d)	169,489	6,174,484
Chelsea Therapeutics International Ltd. (a)(d)	149,074	235,537
ChemoCentryx, Inc. (d)	8,614	116,203
Cleveland Biolabs, Inc. (a)(d)	93,847	145,463
Clovis Oncology, Inc. (a)(d)	38,859	732,881
Codexis, Inc. (a)	66,590	137,841
Coronado Biosciences, Inc. (a)(d)	46,043	337,035
Cubist Pharmaceuticals, Inc. (a)	160,460	6,808,318
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	208,503	560,873
Cyclacel Pharmaceuticals, Inc. (a)(d)	28,189	155,885
Cytokinetics, Inc.	284,668	284,099
Cytori Therapeutics, Inc. (a)(d)	157,438	401,467
CytRx Corp. (a)(d)	53,802	112,984
DARA BioSciences, Inc. (a)(d)	22,334	22,557
Dendreon Corp. (a)(d)	380,156	2,201,103
Discovery Laboratories, Inc. (a)(d)	83,205	204,684
Durata Therapeutics, Inc. (d)	19,378	165,682
Dyax Corp. (a)(d)	235,415	755,682
Dynavax Technologies Corp. (a)(d)	441,222	900,093
Emergent BioSolutions, Inc. (a)	62,949	975,080
EntreMed, Inc. (a)	37,512	110,660
Enzon Pharmaceuticals, Inc.	134,828	570,322
Exact Sciences Corp. (a)	176,780	1,888,010
Exelixis, Inc. (a)(d)	484,897	2,211,130
Forticell Bioscience, Inc. (a)	2	0
Galectin Therapeutics, Inc. (a)	5,313	18,117
Galena Biopharma, Inc. (a)(d)	229,872	439,056
Genomic Health, Inc. (a)(d)	52,977	1,517,791
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
GenVec, Inc. (a)	22,127	$ 36,952
Geron Corp. (a)(d)	296,896	433,468
GTx, Inc. (a)	60,735	276,344
Halozyme Therapeutics, Inc. (a)(d)	210,823	1,151,094
Hemispherx Biopharma, Inc. (a)	354,277	77,941
Hyperion Therapeutics, Inc.	16,210	295,670
iBio, Inc. (a)(d)	102,306	64,964
Idenix Pharmaceuticals, Inc. (a)(d)	267,583	1,126,524
Idera Pharmaceuticals, Inc. (a)	48,311	34,784
ImmunoCellular Therapeutics Ltd. (a)(d)	122,575	311,341
ImmunoGen, Inc. (a)(d)	222,354	3,373,110
Immunomedics, Inc. (a)(d)	140,629	323,447
Incyte Corp. (a)(d)	336,696	7,474,651
Infinity Pharmaceuticals, Inc. (a)(d)	96,136	3,969,455
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	150,618
Insmed, Inc. (a)(d)	75,313	463,928
Intercept Pharmaceuticals, Inc. (d)	12,204	476,200
InterMune, Inc. (a)	197,527	1,752,064
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	214,285	3,199,275
Isis Pharmaceuticals, Inc. (a)(d)	255,145	3,750,632
IsoRay, Inc. (a)(d)	76,668	40,557
Keryx Biopharmaceuticals, Inc. (a)(d)	197,816	1,271,957
KYTHERA Biopharmaceuticals, Inc. (d)	10,524	274,255
Lexicon Pharmaceuticals, Inc. (a)(d)	1,360,008	2,679,216
Ligand Pharmaceuticals, Inc.:
Class B (a)	50,640	1,040,146
General CVR	26,087	183
Glucagon CVR (a)	26,087	261
rights (a)	26,087	417
TR Beta CVR (a)	26,087	170
Lpath, Inc. (a)	19,435	82,404
MannKind Corp. (a)(d)	440,347	1,127,288
Maxygen, Inc.	88,637	216,274
Medgenics, Inc. (a)	12,815	64,075
MediciNova, Inc. (a)(d)	37,660	128,044
Medivation, Inc. (a)	190,494	9,360,875
Merrimack Pharmaceuticals, Inc. (d)	38,283	245,011
Metabolix, Inc. (a)(d)	85,270	207,206
Momenta Pharmaceuticals, Inc. (a)(d)	119,519	1,522,672
Myriad Genetics, Inc. (a)(d)	213,646	5,430,881
Nanosphere, Inc. (a)(d)	90,356	176,194
Neuralstem, Inc. (a)(d)	141,327	149,807
Neurocrine Biosciences, Inc. (a)	167,845	1,775,800
NewLink Genetics Corp. (a)(d)	48,922	575,812
Novavax, Inc. (a)(d)	303,349	552,095
NPS Pharmaceuticals, Inc. (a)(d)	215,077	1,716,314
OncoGenex Pharmaceuticals, Inc. (a)(d)	29,511	350,886
Oncothyreon, Inc. (a)(d)	122,634	253,852
Onyx Pharmaceuticals, Inc. (a)	184,637	13,905,012
Opexa Therapeutics, Inc. (a)(d)	8,319	15,972

	Shares	Value
Opko Health, Inc. (a)(d)	342,921	$ 2,379,872
Orexigen Therapeutics, Inc. (a)(d)	180,401	1,075,190
Osiris Therapeutics, Inc. (a)(d)	39,420	259,384
OXiGENE, Inc. (a)(d)	3,950	16,274
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	13,047
PDL BioPharma, Inc. (d)	384,661	2,746,480
Peregrine Pharmaceuticals, Inc. (a)(d)	306,032	397,842
Pharmacyclics, Inc. (a)(d)	127,562	11,197,392
PharmAthene, Inc. (a)(d)	77,388	100,604
Progenics Pharmaceuticals, Inc. (a)	107,490	283,774
Puma Biotechnology, Inc.	19,440	499,802
Raptor Pharmaceutical Corp. (a)(d)	132,438	658,217
Regeneron Pharmaceuticals, Inc. (a)(d)	192,591	32,162,697
Regulus Therapeutics, Inc.	27,301	140,600
Repligen Corp. (a)	65,974	411,018
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	36,328
Rigel Pharmaceuticals, Inc. (a)(d)	240,910	1,618,915
Sangamo Biosciences, Inc. (a)(d)	138,269	1,408,961
Sarepta Therapeutics, Inc. (a)(d)	68,876	2,016,001
Savient Pharmaceuticals, Inc. (a)(d)	212,410	199,665
Seattle Genetics, Inc. (a)(d)	264,595	7,445,703
SIGA Technologies, Inc. (a)(d)	109,876	470,269
Spectrum Pharmaceuticals, Inc. (d)	147,610	1,682,754
StemCells, Inc. (a)(d)	72,956	124,755
Stemline Therapeutics, Inc.	7,164	86,684
Sunesis Pharmaceuticals, Inc. (a)(d)	78,760	411,127
Synageva BioPharma Corp. (a)	28,243	1,411,303
Synergy Pharmaceuticals, Inc. (a)(d)	156,772	857,543
Synta Pharmaceuticals Corp. (a)(d)	112,511	966,469
Synthetic Biologics, Inc. (a)	51,943	89,342
Targacept, Inc. (a)	150,431	651,366
Telik, Inc. (a)	3,787	6,135
TESARO, Inc. (d)	17,478	347,113
Theravance, Inc. (a)(d)	173,595	3,522,243
Threshold Pharmaceuticals, Inc. (a)(d)	133,997	620,406
Tranzyme, Inc. (a)	38,997	20,637
Trius Therapeutics, Inc. (a)	76,208	400,092
Trovagene, Inc. (a)(d)	26,256	161,474
United Therapeutics Corp. (a)(d)	128,305	7,673,922
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	435,938
Venaxis, Inc. (a)	1,992	4,582
Verastem, Inc. (a)(d)	4,002	37,699
Vertex Pharmaceuticals, Inc. (a)	555,579	26,012,209
Vical, Inc. (a)	181,350	580,320
XOMA Corp. (a)(d)	195,513	529,840
Zalicus, Inc. (a)(d)	271,923	177,294
ZIOPHARM Oncology, Inc. (a)(d)	196,259	869,427
		271,218,417
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	51,787	2,196,805
Abiomed, Inc. (a)(d)	100,014	1,604,225
Accuray, Inc. (a)(d)	145,252	620,226
Alere, Inc. (a)	189,216	4,306,556
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	182,943	$ 5,751,728
Allied Healthcare Products, Inc. (a)	4,954	13,524
Alphatec Holdings, Inc. (a)	223,255	363,906
Analogic Corp. (d)	32,199	2,388,844
Angiodynamics, Inc. (a)	78,307	970,224
Anika Therapeutics, Inc. (a)	35,451	441,365
Antares Pharma, Inc. (a)(d)	291,705	1,003,465
ArthroCare Corp. (a)	71,853	2,509,107
Atossa Genetics, Inc. (d)	1,948	12,467
Atricure, Inc. (a)	33,966	301,618
Atrion Corp.	3,467	680,364
Bacterin International Holdings, Inc. (a)(d)	41,452	37,514
BioLase Technology, Inc. (d)	76,165	274,956
Bovie Medical Corp. (a)	27,980	76,385
BSD Medical Corp. (a)(d)	95,648	126,255
Cantel Medical Corp.	58,616	1,824,716
Cardica, Inc. (a)	38,892	45,115
Cardiovascular Systems, Inc. (a)	54,580	862,910
Cerus Corp. (a)(d)	105,314	346,483
Chembio Diagnostics, Inc. (a)	4,082	22,288
Conceptus, Inc. (a)(d)	78,853	1,760,787
CONMED Corp.	68,757	2,139,030
Cryolife, Inc.	77,981	478,024
Cutera, Inc. (a)	35,495	457,886
Cyberonics, Inc. (a)	69,680	3,187,860
Cynosure, Inc. Class A (a)	34,199	968,858
Delcath Systems, Inc. (a)(d)	162,758	252,275
Derma Sciences, Inc. (a)(d)	24,519	302,319
DexCom, Inc. (a)(d)	183,507	2,739,760
Digirad Corp. (a)	23,301	53,359
Dynatronics Corp. (a)	3,425	8,871
DynaVox, Inc. Class A (a)	35,547	16,288
Endologix, Inc. (a)(d)	152,183	2,291,876
EnteroMedics, Inc. (a)(d)	71,659	60,151
ERBA Diagnostics, Inc. (a)	7,111	5,334
Escalon Medical Corp. (a)	3,512	3,617
Exactech, Inc. (a)	19,203	353,527
Fonar Corp. (a)	5,489	29,586
Genmark Diagnostics, Inc. (a)(d)	70,035	730,465
Globus Medical, Inc. (d)	19,520	282,064
Greatbatch, Inc. (a)	55,243	1,495,428
Haemonetics Corp. (a)	131,168	5,410,680
Hansen Medical, Inc. (a)(d)	150,643	322,376
Hill-Rom Holdings, Inc.	151,281	4,958,991
Hologic, Inc. (a)	681,475	14,876,599
ICU Medical, Inc. (a)(d)	33,325	1,891,527
IDEXX Laboratories, Inc. (a)	139,253	12,827,986
Insulet Corp. (a)(d)	133,384	3,010,477
Integra LifeSciences Holdings Corp. (a)	50,385	2,052,685
Invacare Corp.	71,642	1,039,525

	Shares	Value
Iridex Corp. (a)	9,439	$ 44,835
Kewaunee Scientific Corp.	5,250	68,670
Kips Bay Medical, Inc. (a)	9,803	9,999
LeMaitre Vascular, Inc.	17,157	104,658
Mako Surgical Corp. (a)(d)	115,552	1,477,910
Masimo Corp.	148,292	2,943,596
Medical Action Industries, Inc. (a)	32,086	189,949
MELA Sciences, Inc. (a)(d)	117,358	174,863
Meridian Bioscience, Inc. (d)	116,715	2,474,358
Merit Medical Systems, Inc. (a)	95,450	1,137,764
Misonix, Inc. (a)	11,163	63,629
Natus Medical, Inc. (a)	73,032	927,506
Navidea Biopharmaceuticals, Inc. (a)(d)	295,085	905,911
Neogen Corp. (a)	57,433	2,689,013
NeuroMetrix, Inc. (a)	685	1,767
NuVasive, Inc. (a)	108,905	2,022,366
NxStage Medical, Inc. (a)(d)	140,487	1,576,264
OraSure Technologies, Inc. (a)	127,609	709,506
Orthofix International NV (a)	56,449	2,103,290
Palomar Medical Technologies, Inc. (a)	45,060	497,462
PhotoMedex, Inc. (a)(d)	37,410	551,798
Quidel Corp. (a)(d)	73,655	1,743,414
ResMed, Inc. (d)	365,366	16,255,133
Retractable Technologies, Inc. (a)	5,601	5,517
Rochester Medical Corp. (a)	22,381	330,344
Rockwell Medical Technologies, Inc. (a)(d)	39,941	176,140
RTI Biologics, Inc. (a)	112,823	409,547
Sirona Dental Systems, Inc. (a)	140,139	9,952,672
Solta Medical, Inc. (a)	115,233	262,731
Staar Surgical Co. (a)	69,588	375,079
Stereotaxis, Inc. (a)(d)	11,645	25,386
Steris Corp.	153,593	5,990,127
SurModics, Inc. (a)	32,266	818,266
Symmetry Medical, Inc. (a)	93,411	974,277
Synergetics USA, Inc. (a)	65,159	346,646
Teleflex, Inc.	104,105	8,324,236
The Cooper Companies, Inc.	121,073	12,841,002
The Spectranetics Corp. (a)	93,141	1,690,509
Theragenics Corp. (a)	80,225	130,767
ThermoGenesis Corp. (a)	36,219	32,597
Thoratec Corp. (a)(d)	150,418	5,296,218
TranS1, Inc. (a)	31,931	69,929
Unilife Corp. (a)(d)	250,905	629,772
Urologix, Inc. (a)	5,053	3,386
Uroplasty, Inc. (a)	38,436	93,784
Utah Medical Products, Inc.	5,647	234,068
Vascular Solutions, Inc. (a)(d)	32,880	499,118
Vermillion, Inc. (a)	26,315	32,104
Vision Sciences, Inc. (a)(d)	22,011	23,992
Volcano Corp. (a)(d)	137,886	2,983,853
West Pharmaceutical Services, Inc.	86,644	5,235,030
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)(d)	116,793	$ 2,453,037
Zeltiq Aesthetics, Inc. (a)	39,478	159,096
		189,862,148
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	87,345	2,377,531
Accretive Health, Inc. (a)(d)	142,160	1,361,893
Adcare Health Systems, Inc.	10,908	48,759
Addus HomeCare Corp. (a)	22,321	196,648
Advocat, Inc. (d)	12,213	67,294
Air Methods Corp.	88,381	3,958,585
Alliance Healthcare Services, Inc. (a)	22,763	160,252
Almost Family, Inc.	17,026	350,565
Amedisys, Inc. (a)(d)	76,646	866,100
American CareSource Holdings, Inc. (a)	2,053	3,716
American Shared Hospital Services (a)	115	239
AMN Healthcare Services, Inc. (a)(d)	110,869	1,563,253
AmSurg Corp. (a)	82,424	2,489,205
Assisted Living Concepts, Inc. Class A	44,685	529,070
Bio-Reference Laboratories, Inc. (a)(d)	65,019	1,721,703
BioScrip, Inc. (a)	149,908	1,641,493
Brookdale Senior Living, Inc. (a)	248,627	6,881,995
Capital Senior Living Corp. (a)	68,963	1,586,149
CardioNet, Inc. (a)	56,333	140,269
Centene Corp. (a)	130,754	5,886,545
Chemed Corp.	53,951	4,164,478
Chindex International, Inc. (a)	33,922	371,446
Community Health Systems, Inc.	232,860	9,840,664
Corvel Corp. (a)	14,612	701,960
Cross Country Healthcare, Inc. (a)	74,123	422,501
Emeritus Corp. (a)	73,472	2,093,217
ExamWorks Group, Inc. (a)(d)	75,796	1,073,271
Five Star Quality Care, Inc. (a)	111,797	708,793
Gentiva Health Services, Inc. (a)	70,931	746,194
Hanger, Inc. (a)	89,928	2,667,264
HCA Holdings, Inc.	622,383	23,084,185
Health Management Associates, Inc. Class A (a)	656,011	7,209,561
Health Net, Inc. (a)	204,919	5,274,615
HealthSouth Corp. (a)(d)	243,240	5,866,949
Healthways, Inc. (a)	92,492	1,188,522
Henry Schein, Inc. (a)(d)	220,388	19,663,017
HMS Holdings Corp. (a)(d)	220,916	6,404,355
Hooper Holmes, Inc. (a)	128,551	64,147
InfuSystems Holdings, Inc. (a)	5,400	8,748
IPC The Hospitalist Co., Inc. (a)	43,764	1,824,959
Kindred Healthcare, Inc. (a)	140,026	1,578,093
Landauer, Inc.	24,048	1,411,858
LCA-Vision, Inc. (a)	49,197	142,179
LHC Group, Inc. (a)	40,565	824,281
LifePoint Hospitals, Inc. (a)	123,734	5,455,432
Magellan Health Services, Inc. (a)	69,977	3,608,014

	Shares	Value
MEDNAX, Inc. (a)	126,763	$ 10,853,448
Molina Healthcare, Inc. (a)(d)	77,587	2,475,801
MWI Veterinary Supply, Inc. (a)(d)	30,688	3,874,667
National Healthcare Corp.	33,268	1,542,637
National Research Corp.	7,753	440,991
NeoStem, Inc. (a)(d)	214,786	130,053
Omnicare, Inc.	274,636	10,232,937
Owens & Minor, Inc.	155,625	4,738,781
PDI, Inc. (a)	19,284	140,773
PharMerica Corp. (a)	75,146	1,076,842
Providence Service Corp. (a)	34,776	593,974
Psychemedics Corp.	15,744	189,400
RadNet, Inc. (a)	74,982	212,199
Select Medical Holdings Corp.	118,813	1,097,832
Sharps Compliance Corp. (a)	29,684	86,677
Skilled Healthcare Group, Inc. (a)(d)	74,963	436,285
SunLink Health Systems, Inc. (a)	19,190	13,241
Team Health Holdings, Inc. (a)	86,158	2,885,431
The Ensign Group, Inc.	45,486	1,424,622
Triple-S Management Corp. (a)	46,216	830,039
U.S. Physical Therapy, Inc.	27,554	678,379
Universal American Spin Corp.	106,211	885,800
Universal Health Services, Inc. Class B	225,201	13,036,886
Vanguard Health Systems, Inc. (a)	106,734	1,587,135
VCA Antech, Inc. (a)(d)	222,282	4,881,313
Wellcare Health Plans, Inc. (a)	110,227	6,303,882
		208,879,992
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	430,727	5,478,847
Arrhythmia Research Technology, Inc.	9,913	23,791
athenahealth, Inc. (a)(d)	90,283	8,467,643
Authentidate Holding Corp. (a)(d)	33,216	22,853
CollabRx, Inc. (a)	177	604
Computer Programs & Systems, Inc.	32,130	1,675,258
Epocrates, Inc. (a)	46,015	540,676
Greenway Medical Technologies (d)	34,410	545,399
HealthStream, Inc. (a)(d)	59,006	1,262,138
iCAD, Inc. (a)	22,614	123,246
MedAssets, Inc. (a)(d)	128,301	2,369,719
Medidata Solutions, Inc. (a)	61,697	3,215,648
Merge Healthcare, Inc. (a)(d)	198,185	485,553
Omnicell, Inc. (a)	104,307	1,879,612
Quality Systems, Inc.	93,934	1,739,658
Simulations Plus, Inc.	26,420	105,680
Streamline Health Solutions, Inc. (a)	17,735	98,784
Vocera Communications, Inc. (d)	14,002	369,233
		28,404,342
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(d)	42,778	224,585
Affymetrix, Inc. (a)(d)	186,657	759,694
Albany Molecular Research, Inc. (a)	52,930	427,674
Apricus Biosciences, Inc. (a)(d)	65,877	175,892
BG Medicine, Inc. (a)(d)	19,157	32,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bio-Rad Laboratories, Inc. Class A (a)	50,592	$ 6,232,934
Bioanalytical Systems, Inc. (a)(d)	4,772	7,444
BioClinica, Inc. (a)	30,779	222,840
Bruker BioSciences Corp. (a)	234,581	4,114,551
Cambrex Corp. (a)	73,010	840,345
Charles River Laboratories International, Inc. (a)	121,309	4,942,129
CombiMatrix Corp. (a)	203	757
Complete Genomics, Inc. (a)	74,375	232,794
Covance, Inc. (a)	145,451	9,685,582
Enzo Biochem, Inc. (a)	71,931	215,793
Fluidigm Corp. (a)(d)	49,302	850,953
Furiex Pharmaceuticals, Inc. (a)	30,575	1,133,110
Harvard Bioscience, Inc. (a)	57,605	331,229
Illumina, Inc. (a)(d)	314,033	15,742,474
Luminex Corp. (a)	115,050	1,942,044
Mettler-Toledo International, Inc. (a)(d)	77,223	16,433,054
Pacific Biosciences of California, Inc. (a)	117,048	269,210
PAREXEL International Corp. (a)	151,344	5,250,123
pSivida Corp. (a)(d)	55,999	120,398
PURE Bioscience, Inc. (a)(d)	26,193	17,811
Response Genetics, Inc. (a)	8,201	10,661
Sequenom, Inc. (a)(d)	324,864	1,335,191
Strategic Diagnostics, Inc. (a)	32,256	34,191
Techne Corp.	89,351	6,074,974
Virtualscopics, Inc. (a)	21,674	14,088
		77,675,475
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc. (a)(d)	33,539	167,695
Acura Pharmaceuticals, Inc. (a)(d)	28,281	58,259
Akorn, Inc. (a)(d)	193,389	2,668,768
Alexza Pharmaceuticals, Inc. (a)(d)	37,601	166,572
Alimera Sciences, Inc. (a)	16,534	49,602
Ampio Pharmaceuticals, Inc. (a)(d)	71,327	276,749
Auxilium Pharmaceuticals, Inc. (a)	125,781	2,144,566
AVANIR Pharmaceuticals Class A (a)(d)	348,652	951,820
Biodel, Inc. (a)	20,123	54,936
Biodelivery Sciences International, Inc. (a)	71,558	269,774
BioSante Pharmaceuticals, Inc. (a)(d)	58,183	76,220
Cadence Pharmaceuticals, Inc. (a)(d)	134,049	656,840
Cempra, Inc.	24,510	159,805
Columbia Laboratories, Inc. (a)	152,776	94,293
Corcept Therapeutics, Inc. (a)(d)	163,339	266,243
Cornerstone Therapeutics, Inc. (a)	21,886	145,980
Cumberland Pharmaceuticals, Inc. (a)	32,551	142,573
DepoMed, Inc. (a)(d)	128,941	834,248
Durect Corp. (a)	192,572	215,681
Echo Therapeutics, Inc. (a)(d)	90,982	68,237
Endo Health Solutions, Inc. (a)	291,763	9,044,653
Endocyte, Inc. (a)	78,763	760,063

	Shares	Value
Heska Corp.	6,758	$ 54,807
Hi-Tech Pharmacal Co., Inc.	29,611	1,095,903
Horizon Pharma, Inc. (d)	101,692	214,570
Impax Laboratories, Inc. (a)	164,829	3,268,559
Jazz Pharmaceuticals PLC (a)(d)	119,184	6,934,125
Lannett Co., Inc. (a)	38,740	319,992
MAP Pharmaceuticals, Inc. (a)(d)	68,332	1,708,300
Nektar Therapeutics (a)(d)	302,419	2,803,424
NovaBay Pharmaceuticals, Inc. (a)	72,124	88,713
NuPathe, Inc. (a)(d)	56,740	185,540
Obagi Medical Products, Inc. (a)	38,431	518,050
Omeros Corp. (a)(d)	54,848	297,825
Optimer Pharmaceuticals, Inc. (a)(d)	124,619	1,510,382
Pacira Pharmaceuticals, Inc. (a)(d)	58,450	1,277,717
Pain Therapeutics, Inc.	81,649	239,232
Pernix Therapeutics Holdings, Inc. (a)(d)	16,867	100,527
Pozen, Inc. (a)	81,989	507,512
Questcor Pharmaceuticals, Inc. (d)	150,099	4,893,227
Repros Therapeutics, Inc. (a)(d)	38,258	449,532
Sagent Pharmaceuticals, Inc. (a)	30,621	502,184
Salix Pharmaceuticals Ltd. (a)	128,042	6,254,852
Santarus, Inc. (a)	124,722	1,655,061
SciClone Pharmaceuticals, Inc. (a)(d)	131,167	624,355
Somaxon Pharmaceuticals, Inc. (a)(d)	9,062	25,736
Sucampo Pharmaceuticals, Inc. Class A (a)	31,122	159,033
Supernus Pharmaceuticals, Inc. (a)(d)	40,527	310,437
The Medicines Company (a)	135,414	4,307,519
Transcept Pharmaceuticals, Inc. (a)	34,975	202,855
Ventrus Biosciences, Inc. (a)(d)	45,264	138,508
ViroPharma, Inc. (a)(d)	176,620	4,404,903
VIVUS, Inc. (a)(d)	256,380	2,748,394
Warner Chilcott PLC	445,274	6,015,652
XenoPort, Inc. (a)	106,787	815,853
Zoetis, Inc. Class A (d)	211,300	7,067,985
Zogenix, Inc. (a)(d)	158,950	297,237
		81,272,078
TOTAL HEALTH CARE		857,312,452
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
AAR Corp.	104,918	1,843,409
AeroVironment, Inc. (a)(d)	58,230	1,288,048
Alliant Techsystems, Inc.	88,425	5,818,365
American Science & Engineering, Inc.	23,785	1,487,514
API Technologies Corp. (a)	67,799	177,633
Ascent Solar Technologies, Inc. (a)(d)	112,670	73,236
Astronics Corp. (a)	27,943	769,830
Astrotech Corp. (a)	39,511	32,794
BE Aerospace, Inc. (a)	263,520	13,863,787
Breeze Industrial Products Corp. (a)	10,964	89,357
CPI Aerostructures, Inc. (a)	13,911	123,808
Cubic Corp.	43,040	1,796,490
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Curtiss-Wright Corp.	124,901	$ 4,335,314
DigitalGlobe, Inc. (a)	187,731	4,896,024
Ducommun, Inc. (a)	21,976	340,628
EDAC Technologies Corp. (a)(d)	23,390	357,867
Engility Holdings, Inc. (a)(d)	38,954	735,062
Esterline Technologies Corp. (a)	78,591	5,417,278
Exelis, Inc.	480,809	4,961,949
GenCorp, Inc. (non-vtg.) (a)(d)	150,086	1,808,536
HEICO Corp. Class A	108,929	3,627,336
Hexcel Corp. (a)	258,459	7,043,008
Huntington Ingalls Industries, Inc.	124,561	5,983,910
Innovative Solutions & Support, Inc.	13,417	61,450
KEYW Holding Corp. (a)(d)	62,569	907,251
Kratos Defense & Security Solutions, Inc. (a)	125,424	530,544
LMI Aerospace, Inc. (a)	26,052	577,052
Moog, Inc. Class A (a)(d)	117,980	5,304,381
National Presto Industries, Inc. (d)	11,507	874,417
Orbital Sciences Corp. (a)	153,534	2,269,233
SIFCO Industries, Inc.	1,004	16,104
Sparton Corp. (a)	27,651	396,515
Spirit AeroSystems Holdings, Inc. Class A (a)	289,178	5,034,589
Sypris Solutions, Inc.	19,374	80,208
Taser International, Inc. (a)(d)	148,024	1,102,779
Teledyne Technologies, Inc. (a)	97,975	7,209,001
TransDigm Group, Inc.	113,937	16,217,793
Triumph Group, Inc.	125,378	9,203,999
		116,656,499
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	814,857
Atlas Air Worldwide Holdings, Inc. (a)	67,651	3,192,451
Echo Global Logistics, Inc. (a)	37,459	698,610
Forward Air Corp.	75,798	2,859,101
Hub Group, Inc. Class A (a)	88,813	3,350,914
Pacer International, Inc. (a)(d)	104,856	435,152
Park-Ohio Holdings Corp. (a)	19,844	403,627
Radiant Logistics, Inc. (a)(d)	37,185	80,320
UTI Worldwide, Inc.	270,943	4,126,462
XPO Logistics, Inc. (a)(d)	44,583	776,636
		16,738,130
Airlines - 1.0%
Alaska Air Group, Inc. (a)	177,402	9,145,073
Allegiant Travel Co.	44,093	3,540,227
Delta Air Lines, Inc. (a)	2,154,418	30,743,545
Hawaiian Holdings, Inc. (a)	198,497	1,123,493
JetBlue Airways Corp. (a)(d)	542,876	3,289,829
Republic Airways Holdings, Inc. (a)	96,210	905,336
SkyWest, Inc.	136,727	1,914,178
Spirit Airlines, Inc. (a)	117,043	2,370,121

	Shares	Value
United Continental Holdings, Inc. (a)(d)	848,247	$ 22,656,677
US Airways Group, Inc. (a)(d)	408,105	5,480,850
		81,169,329
Building Products - 0.9%
A.O. Smith Corp. (d)	97,665	6,985,977
AAON, Inc.	52,998	1,275,132
Ameresco, Inc. Class A (a)	37,825	314,326
American Woodmark Corp. (a)	23,542	755,698
Apogee Enterprises, Inc.	75,723	1,952,896
Armstrong World Industries, Inc.	55,055	2,814,962
Builders FirstSource, Inc. (a)(d)	140,285	848,724
Fortune Brands Home & Security, Inc. (a)	411,448	14,215,528
Gibraltar Industries, Inc. (a)	77,978	1,337,323
Griffon Corp.	118,467	1,335,123
Insteel Industries, Inc.	42,106	669,064
Lennox International, Inc.	121,219	7,160,406
NCI Building Systems, Inc. (a)	46,116	753,997
Nortek, Inc. (a)	38,111	2,741,705
Owens Corning (a)	297,245	11,536,078
Patrick Industries, Inc. (a)	26,243	347,982
PGT, Inc. (a)	39,408	227,384
Quanex Building Products Corp.	100,861	2,008,143
Simpson Manufacturing Co. Ltd.	103,993	3,026,196
Trex Co., Inc. (a)	41,611	1,965,704
Universal Forest Products, Inc.	48,657	1,974,501
USG Corp. (a)(d)	227,717	6,426,174
		70,673,023
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	14,209	173,492
ABM Industries, Inc.	133,763	3,036,420
ACCO Brands Corp. (d)	281,333	2,109,998
Acme United Corp.	1,357	16,963
Acorn Energy, Inc. (d)	65,930	429,204
Amrep Corp. (a)	2,187	19,005
ARC Document Solutions, Inc. (a)	75,972	170,937
Avalon Holdings Corp. Class A (a)	128	516
Casella Waste Systems, Inc. Class A (a)	82,726	387,158
CECO Environmental Corp.	12,938	139,730
Cenveo, Inc. (a)(d)	149,628	314,219
Clean Harbors, Inc. (a)(d)	133,807	6,891,061
Command Security Corp. (a)	4,127	8,254
CompX International, Inc. Class A	729	10,301
Consolidated Graphics, Inc. (a)	28,556	1,102,262
Copart, Inc. (a)	283,802	9,689,000
Corrections Corp. of America	249,536	9,569,706
Courier Corp.	28,388	356,269
Covanta Holding Corp.	329,974	6,454,291
Deluxe Corp.	131,004	5,198,239
Ecology & Environment, Inc. Class A	5,634	71,834
EnergySolutions, Inc. (a)	216,256	804,472
EnerNOC, Inc. (a)(d)	58,407	963,131
Ennis, Inc.	62,398	977,153
Food Technology Service, Inc. (a)	11,431	57,955
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Fuel Tech, Inc. (a)	72,552	$ 321,405
G&K Services, Inc. Class A	46,590	1,941,405
Healthcare Services Group, Inc.	174,544	4,206,510
Heritage-Crystal Clean, Inc. (a)	21,398	315,621
Herman Miller, Inc.	148,937	3,574,488
HNI Corp.	119,118	3,759,364
Hudson Technologies, Inc. (a)(d)	28,458	123,792
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	38,529
InnerWorkings, Inc. (a)(d)	95,061	1,404,051
Interface, Inc.	147,065	2,692,760
Intersections, Inc.	42,827	449,255
KAR Auction Services, Inc.	206,771	4,387,681
Kimball International, Inc. Class B (d)	72,750	670,028
Knoll, Inc.	116,160	1,977,043
McGrath RentCorp.	56,348	1,661,703
Metalico, Inc. (a)	92,179	151,174
Mine Safety Appliances Co.	81,018	3,795,693
Mobile Mini, Inc. (a)(d)	96,079	2,586,447
Multi-Color Corp.	31,465	759,250
NL Industries, Inc.	19,361	247,821
Performant Financial Corp. (d)	28,168	373,226
Perma-Fix Environmental Services, Inc. (a)	121,671	110,721
Quad/Graphics, Inc. (d)	71,598	1,557,257
R.R. Donnelley & Sons Co. (d)	468,813	4,894,408
Rollins, Inc.	179,548	4,400,721
Schawk, Inc. Class A	27,510	296,008
Standard Parking Corp. (a)	32,024	664,658
Standard Register Co.	38,184	20,238
Steelcase, Inc. Class A	202,661	2,867,653
Swisher Hygiene, Inc. (Canada) (a)(d)	280,336	395,273
Team, Inc. (a)	47,239	2,071,903
Tetra Tech, Inc. (a)	166,530	4,806,056
The Brink's Co.	122,492	3,239,913
TMS International Corp. (a)	32,866	452,893
TRC Companies, Inc. (a)	38,382	247,180
Unifirst Corp. Massachusetts	36,491	3,048,458
United Stationers, Inc.	100,653	3,643,639
US Ecology, Inc.	55,220	1,373,321
Versar, Inc. (a)	11,390	51,483
Viad Corp.	54,545	1,497,806
Virco Manufacturing Co. (a)	4,818	12,575
Waste Connections, Inc.	314,949	10,774,405
		130,815,385
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	271,572	8,231,347
Aegion Corp. (a)(d)	104,477	2,510,582
Argan, Inc.	22,538	377,061
Comfort Systems USA, Inc.	92,893	1,159,305
Dycom Industries, Inc. (a)	99,803	2,090,873

	Shares	Value
EMCOR Group, Inc.	165,518	$ 6,384,029
Foster Wheeler AG (a)	276,637	6,655,886
Furmanite Corp. (a)	78,211	466,920
Goldfield Corp.	60,575	226,551
Granite Construction, Inc.	92,482	2,875,265
Great Lakes Dredge & Dock Corp.	138,854	1,353,827
Integrated Electrical Services, Inc. (a)	10,323	59,873
KBR, Inc.	375,620	11,415,092
Layne Christensen Co. (a)	45,631	1,003,426
MasTec, Inc. (a)(d)	175,283	5,274,265
Michael Baker Corp.	16,454	398,845
MYR Group, Inc. (a)	49,455	1,147,851
Northwest Pipe Co. (a)	22,062	526,841
Orion Marine Group, Inc. (a)	67,799	645,446
Pike Electric Corp.	54,412	758,503
Primoris Services Corp.	107,760	2,020,500
Sterling Construction Co., Inc. (a)	38,185	431,491
Tutor Perini Corp. (a)	94,915	1,614,504
UniTek Global Services, Inc. (a)	33,766	118,856
URS Corp.	194,840	8,233,938
Willdan Group, Inc. (a)	13,349	27,766
		66,008,843
Electrical Equipment - 1.3%
Active Power, Inc. (a)	47,662	217,815
Acuity Brands, Inc.	107,141	7,299,516
Allied Motion Technologies, Inc.	14,531	101,717
Altair Nanotechnologies, Inc. (a)(d)	24,072	49,588
American Superconductor Corp. (a)(d)	110,038	318,010
AMETEK, Inc.	618,657	25,878,422
AZZ, Inc.	65,095	2,907,143
Babcock & Wilcox Co.	299,258	8,085,951
Belden, Inc.	114,999	5,791,350
Brady Corp. Class A	110,764	3,771,514
Broadwind Energy, Inc. (a)	35,083	118,230
Capstone Turbine Corp. (a)(d)	859,748	833,956
Coleman Cable, Inc.	32,333	320,420
Digital Power Corp. (a)	4,959	3,422
Ecotality, Inc. (a)(d)	41,249	31,349
Encore Wire Corp.	50,532	1,651,891
EnerSys (a)	130,936	5,352,664
Enphase Energy, Inc. (d)	24,560	121,081
Espey Manufacturing & Electronics Corp.	2,487	64,165
Franklin Electric Co., Inc.	58,175	3,785,447
FuelCell Energy, Inc. (a)(d)	326,527	346,119
Generac Holdings, Inc. (d)	74,996	2,583,612
General Cable Corp. (a)(d)	121,987	4,018,252
Global Power Equipment Group, Inc. (d)	37,928	636,432
GrafTech International Ltd. (a)(d)	333,761	2,466,494
Hubbell, Inc. Class B	133,286	12,383,602
II-VI, Inc. (a)(d)	141,517	2,452,490
Lime Energy Co. (a)(d)	31,271	23,766
LSI Industries, Inc.	51,035	351,631
MagneTek, Inc. (a)	6,645	83,063
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ocean Power Technologies, Inc. (a)(d)	24,836	$ 48,927
Orion Energy Systems, Inc. (a)	65,072	182,852
Plug Power, Inc. (a)(d)	70,828	12,041
Polypore International, Inc. (a)(d)	120,764	4,622,846
Powell Industries, Inc. (a)(d)	28,189	1,640,882
PowerSecure International, Inc. (a)	41,535	350,971
Preformed Line Products Co.	7,217	511,108
Regal-Beloit Corp.	110,846	8,566,179
Revolution Lighting Technologies, Inc. (a)	32,997	33,987
SL Industries, Inc.	9,878	187,089
SolarCity Corp. (d)	32,926	596,290
Thermon Group Holdings, Inc. (a)(d)	42,206	865,223
Ultralife Corp. (a)	43,594	165,657
Universal Security Instruments, Inc. (a)	4,000	16,720
Vicor Corp. (a)	52,357	276,445
Zbb Energy Corp. (a)(d)	174,198	54,001
		110,180,330
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	160,567	10,897,682
Raven Industries, Inc.	95,542	2,697,151
Seaboard Corp.	896	2,556,279
		16,151,112
Machinery - 3.9%
Accuride Corp. (a)	109,296	442,649
Actuant Corp. Class A (d)	193,653	5,888,988
Adept Technology, Inc. (a)	2,678	7,980
AGCO Corp.	244,503	12,587,014
Alamo Group, Inc.	22,876	818,503
Albany International Corp. Class A	75,138	2,145,941
Altra Holdings, Inc.	71,338	1,836,240
American Railcar Industries, Inc.	22,404	977,711
Ampco-Pittsburgh Corp. (d)	25,813	482,961
Art's-Way Manufacturing Co., Inc.	9,831	66,851
Astec Industries, Inc.	56,072	1,996,724
Barnes Group, Inc.	118,006	3,140,140
Blount International, Inc. (a)	122,631	1,848,049
Briggs & Stratton Corp.	124,900	3,055,054
Cascade Corp.	25,406	1,632,336
Chart Industries, Inc. (a)	78,179	5,672,668
Chicago Rivet & Machine Co.	772	16,529
CIRCOR International, Inc.	43,123	1,797,367
CLARCOR, Inc.	129,228	6,589,336
Colfax Corp. (a)(d)	167,438	7,266,809
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	1,234,706
Commercial Vehicle Group, Inc. (a)	67,579	533,874
Crane Co.	119,466	6,424,881
Donaldson Co., Inc.	347,229	12,510,661
Douglas Dynamics, Inc.	51,117	726,884
Dynamic Materials Corp.	39,486	667,313

	Shares	Value
Eastern Co.	11,293	$ 187,803
Energy Recovery, Inc. (a)	100,626	495,080
EnPro Industries, Inc. (a)(d)	60,790	2,828,559
ESCO Technologies, Inc.	69,853	2,833,238
ExOne Co. (d)	13,500	367,065
Federal Signal Corp. (a)	176,519	1,376,848
Flow International Corp. (a)	102,629	380,754
FreightCar America, Inc.	47,091	990,324
Gardner Denver, Inc.	128,070	9,091,689
Gorman-Rupp Co.	40,313	1,162,627
Graco, Inc.	150,898	8,767,174
Graham Corp.	27,199	633,465
Greenbrier Companies, Inc. (a)(d)	60,820	1,231,605
Hardinge, Inc.	25,807	337,556
Harsco Corp.	199,789	4,790,940
Hurco Companies, Inc. (a)	14,365	403,944
Hyster-Yale Materials Handling Class A	24,122	1,235,770
IDEX Corp. (d)	207,153	10,550,302
ITT Corp.	227,680	5,994,814
John Bean Technologies Corp.	65,566	1,208,381
Kadant, Inc.	25,872	635,158
Kaydon Corp.	86,633	2,166,691
Kennametal, Inc.	201,189	8,144,131
Key Technology, Inc. (a)	12,346	151,856
L.B. Foster Co. Class A	22,446	991,215
Lincoln Electric Holdings, Inc.	211,800	11,871,390
Lindsay Corp. (d)	33,391	2,853,261
Lydall, Inc. (a)	38,154	574,599
Manitex International, Inc. (a)	28,579	273,787
Manitowoc Co., Inc.	333,099	6,168,993
Meritor, Inc. (a)(d)	237,010	1,042,844
Met-Pro Corp.	50,167	494,647
MFRI, Inc. (a)	13,428	98,696
Middleby Corp. (a)(d)	48,323	7,215,107
Miller Industries, Inc.	29,446	468,780
Mueller Industries, Inc.	72,087	3,833,587
Mueller Water Products, Inc. Class A	422,513	2,374,523
Navistar International Corp. (a)(d)	201,765	5,009,825
NN, Inc. (a)(d)	36,484	315,951
Nordson Corp.	145,604	9,231,294
Omega Flex, Inc.	5,411	75,375
Oshkosh Truck Corp. (a)	232,350	8,959,416
PMFG, Inc. (a)	42,899	290,426
Proto Labs, Inc.	23,157	1,076,569
RBC Bearings, Inc. (a)(d)	57,106	2,846,163
Rexnord Corp.	69,892	1,423,700
Sauer-Danfoss, Inc.	30,572	1,654,557
SPX Corp.	128,848	10,373,552
Standex International Corp.	30,898	1,662,930
Sun Hydraulics Corp.	65,494	1,826,628
Taylor Devices, Inc. (a)	3,820	33,616
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	387,224
Tennant Co.	48,857	2,280,156
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)(d)	281,812	$ 9,246,252
The L.S. Starrett Co. Class A	14,574	159,877
Timken Co.	200,975	10,916,962
Titan International, Inc. (d)	124,067	2,619,054
Toro Co.	154,434	6,964,973
TriMas Corp. (a)	86,923	2,493,821
Trinity Industries, Inc.	196,546	8,498,649
Twin Disc, Inc. (d)	18,379	439,258
Valmont Industries, Inc.	58,823	9,267,564
Wabash National Corp. (a)(d)	208,685	1,990,855
WABCO Holdings, Inc. (a)	159,774	10,979,669
Wabtec Corp.	120,765	11,809,609
Watts Water Technologies, Inc. Class A	71,561	3,359,073
Woodward, Inc.	157,581	5,898,257
WSI Industries, Inc.	5,668	38,769
		316,725,396
Marine - 0.2%
Baltic Trading Ltd.	60,265	221,775
Eagle Bulk Shipping, Inc. (a)(d)	42,249	81,963
Genco Shipping & Trading Ltd. (a)(d)	81,839	210,326
International Shipholding Corp.	22,466	411,352
Kirby Corp. (a)(d)	140,406	10,668,048
Matson, Inc.	108,614	2,792,466
Rand Logistics, Inc. (a)(d)	27,482	156,647
		14,542,577
Professional Services - 1.4%
Acacia Research Corp. (a)	126,439	3,535,234
Advisory Board Co. (a)	89,552	4,550,137
Barrett Business Services, Inc.	16,947	740,245
CBIZ, Inc. (a)(d)	118,229	751,936
CDI Corp.	25,347	417,212
Corporate Executive Board Co.	85,868	4,648,894
CRA International, Inc. (a)	23,173	512,355
CTPartners Executive Search, Inc. (a)	10,063	37,736
DLH Holdings Corp. (a)	2,300	2,530
Dolan Co. (a)	73,005	212,445
Exponent, Inc.	32,601	1,638,852
Franklin Covey Co. (a)	35,617	492,227
FTI Consulting, Inc. (a)	106,450	3,698,073
GP Strategies Corp. (a)	42,212	911,357
Heidrick & Struggles International, Inc.	40,267	547,631
Hill International, Inc. (a)	70,728	241,182
Hudson Global, Inc. (a)	67,394	248,010
Huron Consulting Group, Inc. (a)	58,019	2,273,765
ICF International, Inc. (a)	49,938	1,235,466
IHS, Inc. Class A (a)	133,202	14,152,713
Innovaro, Inc. (a)(d)	10,333	1,808
Insperity, Inc.	58,666	1,663,181
Kelly Services, Inc. Class A (non-vtg.)	67,625	1,194,258
Kforce, Inc.	104,013	1,512,349

	Shares	Value
Korn/Ferry International (a)	120,823	$ 2,236,434
Lightbridge Corp. (a)	24,428	52,520
Luna Innovations, Inc. (a)	26,569	31,086
Manpower, Inc.	200,859	10,966,901
Mastech Holdings, Inc.	2,512	18,815
MISTRAS Group, Inc. (a)	39,766	813,215
National Technical Systems, Inc. (a)	1,200	9,576
Navigant Consulting, Inc. (a)	130,349	1,659,343
Nielsen Holdings B.V.	417,729	14,073,290
Odyssey Marine Exploration, Inc. (a)(d)	151,557	530,450
On Assignment, Inc. (a)(d)	113,398	2,478,880
Pendrell Corp. (a)(d)	419,705	600,178
RCM Technologies, Inc.	26,829	151,852
Resources Connection, Inc.	100,946	1,232,551
RPX Corp. (a)	57,399	680,178
Spherix, Inc. (a)	26	301
Towers Watson & Co.	146,014	9,720,152
TrueBlue, Inc. (a)	98,909	1,917,846
Verisk Analytics, Inc. (a)	371,249	21,725,491
VSE Corp.	9,167	210,016
WageWorks, Inc. (a)	22,582	533,161
		114,861,832
Road & Rail - 1.4%
AMERCO	19,305	2,909,457
Arkansas Best Corp.	60,483	697,974
Avis Budget Group, Inc. (a)(d)	261,009	6,099,780
Celadon Group, Inc.	66,150	1,318,370
Con-way, Inc.	138,902	4,882,405
Covenant Transport Group, Inc. Class A (a)	20,231	120,374
Frozen Food Express Industries, Inc. (a)	33,709	57,305
Genesee & Wyoming, Inc. Class A (a)	108,963	9,754,368
Heartland Express, Inc. (d)	171,278	2,324,242
Hertz Global Holdings, Inc. (a)(d)	760,586	15,173,691
J.B. Hunt Transport Services, Inc. (d)	230,907	16,052,655
Kansas City Southern	278,771	28,705,050
Knight Transportation, Inc.	147,277	2,306,358
Landstar System, Inc.	116,498	6,557,672
Marten Transport Ltd.	61,356	1,270,069
Old Dominion Freight Lines, Inc. (a)	186,709	6,712,189
P.A.M. Transportation Services, Inc.	12,026	123,387
Patriot Transportation Holding, Inc. (a)	15,144	411,614
Quality Distribution, Inc. (a)	56,949	449,328
Roadrunner Transportation Systems, Inc. (a)	39,403	897,600
Saia, Inc. (a)	38,313	1,230,997
Swift Transporation Co. (a)	209,816	2,838,810
Universal Truckload Services, Inc.	18,107	330,272
USA Truck, Inc. (a)	17,441	86,159
Werner Enterprises, Inc.	113,761	2,618,778
YRC Worldwide, Inc. (a)(d)	32,458	198,968
Zipcar, Inc. (a)	65,085	795,990
		114,923,862
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
Aceto Corp.	75,715	$ 788,193
AeroCentury Corp. (a)	740	11,840
Air Lease Corp. Class A (d)	173,320	4,709,104
Aircastle Ltd.	140,239	1,889,019
Applied Industrial Technologies, Inc.	104,833	4,550,801
Beacon Roofing Supply, Inc. (a)(d)	118,502	4,372,724
BlueLinx Corp. (a)(d)	34,870	101,820
BlueLinx Corp. rights (a)	34,870	14,626
CAI International, Inc. (a)	38,758	1,069,721
DXP Enterprises, Inc. (a)	33,811	2,103,044
Edgen Group, Inc. Class A	69,427	556,805
Erickson Air-Crane, Inc.	9,487	126,367
Essex Rental Corp. (a)(d)	27,827	112,978
GATX Corp.	116,755	5,820,237
H&E Equipment Services, Inc. (d)	78,968	1,536,717
Houston Wire & Cable Co.	39,527	460,094
Kaman Corp.	68,438	2,388,486
Lawson Products, Inc.	23,255	331,151
MRC Global, Inc.	57,366	1,762,284
MSC Industrial Direct Co., Inc. Class A	117,551	10,029,451
Rush Enterprises, Inc. Class A (a)(d)	86,575	2,121,088
TAL International Group, Inc.	78,794	3,392,082
Textainer Group Holdings Ltd.	56,757	2,295,253
Titan Machinery, Inc. (a)(d)	43,138	1,218,649
Transcat, Inc. (a)	4,695	29,860
United Rentals, Inc. (a)(d)	233,599	12,476,523
Watsco, Inc.	76,098	5,925,751
WESCO International, Inc. (a)(d)	111,012	8,203,787
Willis Lease Finance Corp. (a)	19,324	290,053
		78,688,508
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	59,559	810,002
TOTAL INDUSTRIALS		1,248,944,828
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)(d)	146,106	4,263,373
ADTRAN, Inc. (d)	161,172	3,600,582
Alliance Fiber Optic Products, Inc.	9,905	109,747
Ambient Corp. (a)(d)	4,086	11,032
American Electric Technologies, Inc. (a)	1,200	5,988
Anaren, Inc. (a)	53,781	1,040,662
Arris Group, Inc. (a)(d)	275,521	4,780,289
Aruba Networks, Inc. (a)(d)	276,504	6,890,480
Aviat Networks, Inc. (a)	141,125	502,405
Aware, Inc.	7,727	38,635
Bel Fuse, Inc. Class B (non-vtg.)	23,302	388,211
Black Box Corp.	57,867	1,403,853

	Shares	Value
Brocade Communications Systems, Inc. (a)	1,157,149	$ 6,491,606
CalAmp Corp. (a)	65,195	713,885
Calix Networks, Inc. (a)(d)	75,213	644,575
Ciena Corp. (a)(d)	247,836	3,777,021
Clearfield, Inc. (a)	20,779	114,908
ClearOne, Inc. (a)	5,738	37,240
Communications Systems, Inc.	7,926	84,808
Comtech Telecommunications Corp.	62,000	1,660,360
Dialogic, Inc. (a)	8,251	17,080
Digi International, Inc. (a)	59,093	582,657
EchoStar Holding Corp. Class A (a)	114,498	4,332,604
EMCORE Corp. (a)(d)	83,286	485,557
Emulex Corp. (a)	242,671	1,565,228
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	291,313	1,019,596
Finisar Corp. (a)(d)	234,487	3,435,235
Globecomm Systems, Inc. (a)(d)	50,981	618,909
Harmonic, Inc. (a)	368,487	2,096,691
Infinera Corp. (a)(d)	276,140	1,792,149
InterDigital, Inc.	107,858	4,788,895
Ixia (a)(d)	132,326	2,683,571
KVH Industries, Inc. (a)(d)	38,479	512,540
Lantronix, Inc. (a)	2,994	5,898
Loral Space & Communications Ltd.	31,853	1,855,119
Meru Networks, Inc. (a)(d)	34,816	155,628
NETGEAR, Inc. (a)	98,312	3,347,524
NumereX Corp. Class A (a)	22,215	273,022
Oclaro, Inc. (a)(d)	193,484	257,334
Oplink Communications, Inc. (a)	41,842	642,693
Optical Cable Corp.	11,466	46,323
Palo Alto Networks, Inc. (d)	84,383	5,158,333
Parkervision, Inc. (a)(d)	198,476	791,919
PC-Tel, Inc.	41,380	286,350
Performance Technologies, Inc. (a)	4,304	4,007
Plantronics, Inc.	110,217	4,448,358
Polycom, Inc. (a)	433,677	3,950,797
Procera Networks, Inc. (a)	56,021	655,446
Relm Wireless Corp. (a)	22,872	49,632
Riverbed Technology, Inc. (a)	405,439	6,195,108
Ruckus Wireless, Inc. (d)	20,502	437,923
ShoreTel, Inc. (a)(d)	146,587	595,143
Sonus Networks, Inc. (a)	711,127	1,742,261
Sycamore Networks, Inc. (d)	78,342	178,620
Symmetricom, Inc. (a)	84,462	417,242
Technical Communications Corp.	2,835	11,822
Tellabs, Inc.	876,094	1,778,471
Telular Corp.	34,165	340,283
Tessco Technologies, Inc.	20,333	462,982
Ubiquiti Networks, Inc. (d)	28,412	391,233
ViaSat, Inc. (a)(d)	102,613	4,818,706
Westell Technologies, Inc. Class A (a)	132,720	241,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Zhone Technologies, Inc. (a)	52,950	$ 47,126
Zoom Technologies, Inc. (a)(d)	47,286	34,046
		100,111,271
Computers & Peripherals - 0.6%
3D Systems Corp. (a)(d)	188,076	6,951,289
Avid Technology, Inc. (a)(d)	74,098	513,499
Concurrent Computer Corp.	10,743	75,094
Cray, Inc. (a)	92,594	1,791,694
Crossroads Systems, Inc. (a)	24,612	39,379
Datalink Corp. (a)	37,984	394,274
Dataram Corp. (a)	23,649	8,041
Diebold, Inc.	165,548	4,675,076
Dot Hill Systems Corp. (a)	105,073	136,595
Electronics for Imaging, Inc. (a)	119,049	2,745,270
Fusion-io, Inc. (a)(d)	178,187	3,007,797
Hauppauge Digital, Inc. (a)	28,370	23,547
Hutchinson Technology, Inc. (a)(d)	81,684	231,166
iGO, Inc. (a)	5,749	18,109
Imation Corp. (a)	76,999	262,567
Immersion Corp. (a)(d)	76,301	510,454
Intermec, Inc. (a)	138,904	1,375,150
Interphase Corp. (a)	11,825	25,897
Intevac, Inc. (a)	55,110	263,426
Lexmark International, Inc. Class A	163,360	3,597,187
NCR Corp. (a)	402,068	11,089,035
Novatel Wireless, Inc. (a)	94,259	204,542
OCZ Technology Group, Inc. (a)(d)	152,118	263,164
Overland Storage, Inc. (a)	57,061	63,908
QLogic Corp. (a)	236,741	2,694,113
Quantum Corp. (a)(d)	702,910	885,667
Rimage Corp.	32,359	220,688
Silicon Graphics International Corp. (a)(d)	85,074	1,280,364
STEC, Inc. (a)	87,553	422,005
Super Micro Computer, Inc. (a)(d)	69,717	815,689
Synaptics, Inc. (a)(d)	84,688	2,943,755
Transact Technologies, Inc.	18,832	148,773
USA Technologies, Inc. (a)(d)	79,221	194,091
Xplore Technologies Corp. (a)	5,105	18,582
		47,889,887
Electronic Equipment & Components - 2.0%
ADDvantage Technologies Group, Inc. (a)	11,928	26,838
Advanced Photonix, Inc. Class A (a)	41,087	16,846
Aeroflex Holding Corp. (a)	62,535	578,449
Agilysys, Inc. (a)	46,798	431,010
Anixter International, Inc.	63,144	4,351,884
Arrow Electronics, Inc. (a)	268,414	10,776,822
Audience, Inc.	22,271	303,776
Avnet, Inc. (a)	347,141	12,257,549
AVX Corp.	155,839	1,835,783

	Shares	Value
Badger Meter, Inc.	45,332	$ 2,301,052
Benchmark Electronics, Inc. (a)	158,358	2,758,596
Checkpoint Systems, Inc. (a)(d)	94,410	1,119,703
ClearSign Combustion Corp. (a)	6,607	33,630
Cognex Corp.	105,565	4,348,222
Coherent, Inc.	59,994	3,465,253
CTS Corp.	70,681	692,674
CUI Global, Inc. (a)	116	636
Daktronics, Inc.	90,602	925,046
Digital Ally, Inc. (a)	4,790	19,687
Document Security Systems, Inc. (a)(d)	42,498	95,621
Dolby Laboratories, Inc. Class A (d)	120,829	3,852,029
DTS, Inc. (a)(d)	52,729	1,049,307
Dynasil Corp. of America (a)	9,408	8,279
Echelon Corp. (a)	68,729	180,757
Electro Rent Corp.	46,174	747,095
Electro Scientific Industries, Inc.	54,174	596,456
eMagin Corp.	60,537	192,508
Fabrinet (a)	61,256	1,005,211
FARO Technologies, Inc. (a)(d)	49,501	2,096,367
FEI Co.	98,125	6,215,238
Frequency Electronics, Inc.	13,041	132,888
Giga-Tronics, Inc. (a)	4,585	7,474
I. D. Systems Inc. (a)	33,896	213,884
Identive Group, Inc. (a)(d)	118,347	171,603
IEC Electronics Corp. (a)	18,101	110,778
Image Sensing Systems, Inc. (a)	2,863	15,374
Ingram Micro, Inc. Class A (a)	374,327	7,059,807
Insight Enterprises, Inc. (a)	117,199	2,252,565
Intelli-Check, Inc. (a)(d)	25,728	20,582
IntriCon Corp. (a)	1,667	7,802
InvenSense, Inc. (a)(d)	87,954	1,057,207
IPG Photonics Corp. (d)	75,217	4,459,616
Iteris, Inc. (a)	52,448	91,784
Itron, Inc. (a)	100,179	4,214,531
KEMET Corp. (a)	129,653	838,855
KEY Tronic Corp. (a)	21,607	229,682
LGL Group, Inc. (a)	3,009	16,128
LightPath Technologies, Inc. Class A (a)	1,150	934
Littelfuse, Inc.	54,992	3,638,821
LoJack Corp. (a)	47,516	142,548
LRAD Corp. (a)	62,271	72,234
Maxwell Technologies, Inc. (a)(d)	78,927	690,611
Measurement Specialties, Inc. (a)(d)	38,164	1,386,116
Mercury Systems, Inc. (a)(d)	74,095	507,551
Mesa Laboratories, Inc.	5,851	310,454
Methode Electronics, Inc. Class A	85,089	1,115,517
MicroVision, Inc. (a)(d)	38,532	65,890
MOCON, Inc.	7,499	107,761
MTS Systems Corp.	39,155	2,114,370
Multi-Fineline Electronix, Inc. (a)	21,997	336,114
Napco Security Technolgies, Inc. (a)	17,472	65,869
National Instruments Corp.	241,839	7,274,517
Neonode, Inc. (a)(d)	53,267	283,913
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
NetList, Inc. (a)(d)	52,442	$ 40,905
Newport Corp. (a)	100,909	1,649,862
OSI Systems, Inc. (a)	47,544	2,739,961
Par Technology Corp. (a)	27,309	125,075
Parametric Sound Corp. (a)(d)	4,660	54,941
Park Electrochemical Corp.	43,720	1,106,116
PC Connection, Inc.	44,665	640,496
PC Mall, Inc. (a)	19,862	141,020
Perceptron, Inc.	25,360	156,725
Planar Systems, Inc. (a)	44,256	85,414
Plexus Corp. (a)	91,021	2,217,272
Power-One, Inc. (a)(d)	309,551	1,318,687
Pulse Electronics Corp. (a)	91,084	35,341
RadiSys Corp. (a)	64,186	268,939
RealD, Inc. (a)(d)	124,761	1,452,218
Research Frontiers, Inc. (a)(d)	45,641	149,702
RF Industries Ltd.	13,982	80,397
Richardson Electronics Ltd.	36,856	440,798
Rofin-Sinar Technologies, Inc. (a)(d)	70,385	1,870,129
Rogers Corp. (a)	40,714	1,942,465
Sanmina Corp. (a)	230,139	2,356,623
ScanSource, Inc. (a)	72,619	2,179,296
Sigmatron International, Inc. (a)	762	4,496
Superconductor Technologies, Inc. (a)(d)	141,606	27,627
SYNNEX Corp. (a)(d)	61,037	2,327,341
Tech Data Corp. (a)	104,357	5,537,182
Trimble Navigation Ltd. (a)	319,749	19,002,683
TTM Technologies, Inc. (a)	122,204	1,002,073
Uni-Pixel, Inc. (a)(d)	21,829	515,164
Universal Display Corp. (a)(d)	104,153	3,268,321
Viasystems Group, Inc. (a)	12,420	176,116
Vishay Intertechnology, Inc. (a)(d)	363,544	4,795,145
Vishay Precision Group, Inc. (a)	27,407	385,068
Wayside Technology Group, Inc.	460	5,874
Wireless Ronin Technologies, Inc. (a)	11,934	51,078
Wireless Telecom Group, Inc. (a)	11,376	15,130
Zygo Corp. (a)	43,493	622,820
		160,084,604
Internet Software & Services - 2.4%
Active Network, Inc. (a)(d)	102,886	482,535
Angie's List, Inc. (a)(d)	85,462	1,457,982
AOL, Inc. (d)	213,767	7,888,002
Autobytel, Inc. (a)	18,975	86,526
Bankrate, Inc. (a)(d)	106,485	1,197,956
Bazaarvoice, Inc. (d)	84,138	588,966
Blucora, Inc. (a)	102,827	1,593,819
Bridgeline Digital, Inc. (a)(d)	24,241	34,422
Brightcove, Inc. (d)	28,586	180,092
BroadVision, Inc. (a)(d)	7,417	60,597
Carbonite, Inc. (a)(d)	42,143	413,844
comScore, Inc. (a)(d)	102,141	1,628,128

	Shares	Value
Constant Contact, Inc. (a)(d)	78,162	$ 1,104,429
Cornerstone OnDemand, Inc. (a)	79,215	2,682,220
CoStar Group, Inc. (a)(d)	70,366	7,088,671
Crexendo, Inc.	12,555	33,899
DealerTrack Holdings, Inc. (a)	114,747	3,383,889
Demand Media, Inc. (a)(d)	91,995	745,160
Demandware, Inc. (d)	19,741	522,149
Dice Holdings, Inc. (a)(d)	127,377	1,227,914
Digital River, Inc. (a)	90,961	1,295,285
E2open, Inc. (d)	11,778	232,733
EarthLink, Inc.	265,160	1,540,580
eGain Communications Corp. (a)	32,997	263,646
Equinix, Inc. (a)(d)	123,996	26,231,354
ExactTarget, Inc.	58,790	1,311,017
Facebook, Inc. Class A	1,400,725	38,169,756
FriendFinder Networks, Inc. (a)(d)	90,515	56,907
GlowPoint, Inc. (a)	51,449	82,318
IAC/InterActiveCorp	208,895	8,512,471
Internap Network Services Corp. (a)(d)	129,788	1,126,560
Internet Media Services, Inc. (a)	7,375	148
Internet Patents Corp.	283	1,090
IntraLinks Holdings, Inc. (a)	118,223	695,151
Inuvo, Inc. (a)	37,507	26,292
iPass, Inc. (a)	114,238	229,618
j2 Global, Inc.	119,133	4,250,665
Keynote Systems, Inc.	36,547	558,438
Limelight Networks, Inc. (a)(d)	135,298	286,832
LinkedIn Corp. (a)	171,873	28,905,601
Liquidity Services, Inc. (a)(d)	60,291	2,052,909
LivePerson, Inc. (a)(d)	124,882	1,807,043
Local Corp. (a)(d)	49,826	83,209
LogMeIn, Inc. (a)(d)	55,363	988,783
LookSmart Ltd. (a)	44,306	37,261
Marchex, Inc. Class B (d)	52,192	197,286
Market Leader, Inc. (a)	52,432	390,094
MeetMe, Inc. (a)(d)	65,453	168,214
Millennial Media, Inc.	34,351	321,869
Monster Worldwide, Inc. (a)(d)	297,066	1,520,978
Move, Inc. (a)	106,256	1,037,059
NIC, Inc. (d)	152,343	2,699,518
Onvia.com, Inc. (a)	2,326	8,676
OpenTable, Inc. (a)(d)	57,795	3,213,402
Perficient, Inc. (a)	85,096	985,412
QuinStreet, Inc. (a)(d)	73,086	418,783
Rackspace Hosting, Inc. (a)	277,030	15,474,896
RealNetworks, Inc. (a)	63,414	461,020
Reis, Inc. (a)	17,421	265,670
Responsys, Inc. (a)	76,743	619,316
Saba Software, Inc. (a)	73,699	644,129
SciQuest, Inc. (a)	44,604	854,167
Selectica, Inc. (a)	2,268	23,655
Spark Networks, Inc. (a)(d)	9,898	71,464
SPS Commerce, Inc. (a)	34,967	1,307,416
Stamps.com, Inc. (a)	52,541	1,281,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Support.com, Inc. (a)	144,855	$ 564,935
Synacor, Inc. (d)	22,818	75,071
TechTarget, Inc. (a)	30,780	149,591
TheStreet.com, Inc.	58,323	107,898
Travelzoo, Inc. (a)(d)	22,916	482,840
Trulia, Inc. (d)	14,706	350,591
United Online, Inc.	227,052	1,339,607
Unwired Planet, Inc. (a)(d)	210,780	423,668
ValueClick, Inc. (a)(d)	186,200	4,965,954
Vocus, Inc. (a)(d)	57,794	811,428
Web.com Group, Inc. (a)(d)	85,039	1,452,466
WebMD Health Corp. (a)	125,513	2,773,837
WebMediaBrands, Inc. (a)	5,114	8,285
World Energy Solutions, Inc. (a)	2,295	8,423
XO Group, Inc. (a)(d)	65,794	602,015
Yelp, Inc. (d)	41,494	920,752
Zix Corp. (a)	168,463	633,421
		198,782,148
IT Services - 2.1%
Acxiom Corp. (a)	190,484	3,468,714
Alliance Data Systems Corp. (a)(d)	124,842	19,811,177
Analysts International Corp. (a)	4,541	16,665
Booz Allen Hamilton Holding Corp. Class A (d)	105,968	1,356,390
Broadridge Financial Solutions, Inc.	303,552	6,966,518
CACI International, Inc. Class A (a)(d)	63,775	3,236,581
Cardtronics, Inc. (a)	115,286	3,038,939
Cass Information Systems, Inc.	23,141	989,278
Ciber, Inc. (a)	139,655	621,465
Computer Task Group, Inc. (d)	35,213	700,739
Convergys Corp. (d)	288,092	4,779,446
CoreLogic, Inc. (a)	261,395	6,772,744
CSG Systems International, Inc. (a)(d)	89,895	1,744,862
CSP, Inc.	3,555	24,174
DST Systems, Inc.	76,200	5,175,504
Dynamics Research Corp. (a)	25,485	150,616
Edgewater Technology, Inc. (a)	11,761	45,986
EPAM Systems, Inc.	33,126	694,983
Euronet Worldwide, Inc. (a)(d)	123,144	2,972,696
ExlService Holdings, Inc. (a)	67,087	2,030,723
FleetCor Technologies, Inc. (a)	105,409	7,358,602
Forrester Research, Inc.	32,652	896,624
Gartner, Inc. Class A (a)(d)	238,446	11,865,073
Genpact Ltd.	340,401	5,994,462
Global Cash Access Holdings, Inc. (a)	167,540	1,189,534
Global Payments, Inc.	201,841	9,730,755
Hackett Group, Inc.	102,623	475,144
Heartland Payment Systems, Inc.	94,656	2,943,802
Higher One Holdings, Inc. (a)(d)	83,069	742,637
iGate Corp. (a)	77,401	1,479,133
Information Services Group, Inc. (a)	46,725	62,612

	Shares	Value
Innodata, Inc. (a)	58,124	$ 202,853
Jack Henry & Associates, Inc.	214,047	9,358,135
Lender Processing Services, Inc.	211,663	5,198,443
Lionbridge Technologies, Inc. (a)	146,424	559,340
ManTech International Corp. Class A (d)	65,288	1,619,795
Mattersight Corp. (a)(d)	15,883	72,426
Maximus, Inc.	88,092	6,411,336
ModusLink Global Solutions, Inc. (a)	101,501	292,323
MoneyGram International, Inc. (a)	51,816	839,937
NCI, Inc. Class A (a)	29,120	146,474
NeuStar, Inc. Class A (a)(d)	169,803	7,445,862
Newtek Business Services, Inc. (a)	5,503	10,291
Official Payments Holdings, Inc. (a)	27,138	158,757
Online Resources Corp. (a)(d)	78,643	301,203
PFSweb, Inc. (a)	60,946	210,264
PRG-Schultz International, Inc. (a)	45,131	293,352
Rainmaker Systems, Inc. (a)	15,480	10,093
Sapient Corp. (a)	279,486	3,135,833
ServiceSource International, Inc. (a)	138,958	878,215
StarTek, Inc. (a)	22,269	111,790
Storage Engine, Inc. (a)	500	0
Sykes Enterprises, Inc. (a)	94,516	1,404,508
Syntel, Inc.	45,523	2,738,664
Teletech Holdings, Inc. (a)	95,903	1,794,345
The Management Network Group, Inc. (a)	2,929	10,222
Unisys Corp. (a)	108,006	2,481,978
Vantiv, Inc.	118,855	2,586,285
VeriFone Systems, Inc. (a)	272,349	5,166,461
Virtusa Corp. (a)	53,287	1,116,363
WEX, Inc. (a)(d)	99,841	7,489,073
WidePoint Corp. (a)	102,981	61,789
WPCS International, Inc. (a)(d)	38,998	15,209
		169,458,197
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	126,750	5,668,260
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	92,550	1,669,602
AEHR Test Systems (a)	9,000	8,100
Aetrium, Inc. (a)	6,743	5,057
Amkor Technology, Inc. (a)(d)	216,408	876,452
Amtech Systems, Inc. (a)(d)	19,914	79,457
ANADIGICS, Inc. (a)	156,061	329,289
Applied Micro Circuits Corp. (a)	210,775	1,675,661
Atmel Corp. (a)	1,129,746	7,682,273
ATMI, Inc. (a)	76,660	1,678,854
Axcelis Technologies, Inc. (a)	244,233	278,426
AXT, Inc. (a)	91,754	261,499
Brooks Automation, Inc.	168,253	1,701,038
BTU International, Inc. (a)	13,926	40,525
Cabot Microelectronics Corp. (d)	60,424	2,064,688
Cascade Microtech, Inc. (a)	15,468	110,287
Cavium, Inc. (a)	128,613	4,748,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	52,616	$ 796,080
Cirrus Logic, Inc. (a)(d)	167,840	4,034,874
Cohu, Inc.	53,812	541,349
Cree, Inc. (a)(d)	296,946	13,430,868
CVD Equipment Corp. (a)(d)	8,902	90,800
CyberOptics Corp. (a)	9,297	60,338
Cymer, Inc. (a)	79,116	7,822,990
Cypress Semiconductor Corp. (d)	376,336	3,962,818
DayStar Technologies, Inc. (a)	3,735	4,482
Diodes, Inc. (a)(d)	100,150	1,995,990
DSP Group, Inc. (a)	46,628	337,587
Entegris, Inc. (a)	357,751	3,402,212
Entropic Communications, Inc. (a)	218,133	961,967
Exar Corp. (a)	117,125	1,376,219
Fairchild Semiconductor International, Inc. (a)	311,027	4,435,245
FormFactor, Inc. (a)	119,495	599,865
GigOptix, Inc. (a)	52,290	57,519
GSI Technology, Inc. (a)	42,569	273,293
GT Advanced Technologies, Inc. (a)(d)	320,977	917,994
Hittite Microwave Corp. (a)(d)	77,384	5,016,031
Ikanos Communications, Inc. (a)	115,443	200,871
Inphi Corp. (a)	47,066	454,658
Integrated Device Technology, Inc. (a)	372,872	2,535,530
Integrated Silicon Solution, Inc. (a)(d)	60,108	510,918
Intermolecular, Inc. (a)	38,814	375,331
International Rectifier Corp. (a)(d)	185,703	3,903,477
Intersil Corp. Class A	336,120	2,853,659
Intest Corp.	34,005	114,937
IXYS Corp.	59,965	597,851
Kopin Corp. (a)(d)	153,988	495,841
Kulicke & Soffa Industries, Inc. (a)	219,474	2,374,709
Lattice Semiconductor Corp. (a)	288,100	1,348,308
LTX-Credence Corp. (a)	104,147	604,053
M/A-COM Technology Solutions, Inc.	36,240	587,088
Marvell Technology Group Ltd.	1,191,439	12,033,534
Mattson Technology, Inc. (a)(d)	136,613	168,034
Maxim Integrated Products, Inc.	731,782	22,816,963
MaxLinear, Inc. Class A (a)	55,325	325,311
MEMC Electronic Materials, Inc. (a)	570,025	2,821,624
MEMSIC, Inc. (a)	20,654	71,050
Micrel, Inc. (d)	106,931	1,124,914
Microsemi Corp. (a)	233,279	4,812,546
Mindspeed Technologies, Inc. (a)(d)	83,459	371,393
MKS Instruments, Inc.	138,930	3,770,560
Monolithic Power Systems, Inc. (d)	82,168	2,020,511
MoSys, Inc. (a)(d)	79,294	275,150
Nanometrics, Inc. (a)	47,327	698,073
NeoPhotonics Corp. (a)	37,763	189,570
NVE Corp. (a)(d)	11,458	606,816
Omnivision Technologies, Inc. (a)(d)	127,409	1,963,373

	Shares	Value
ON Semiconductor Corp. (a)(d)	1,102,007	$ 8,816,056
PDF Solutions, Inc. (a)	59,811	929,463
Peregrine Semiconductor Corp.	13,204	131,908
Pericom Semiconductor Corp. (a)	65,839	462,190
Photronics, Inc. (a)(d)	140,736	934,487
Pixelworks, Inc. (a)	35,295	85,414
PLX Technology, Inc. (a)	94,818	450,386
PMC-Sierra, Inc. (a)	528,027	3,426,895
Power Integrations, Inc.	76,690	3,206,409
QuickLogic Corp. (a)(d)	98,963	213,760
Rambus, Inc. (a)	282,588	1,593,796
RF Micro Devices, Inc. (a)	692,103	3,190,595
Rubicon Technology, Inc. (a)(d)	35,909	185,290
Rudolph Technologies, Inc. (a)(d)	80,303	884,939
Semtech Corp. (a)(d)	171,967	5,257,031
Sigma Designs, Inc. (a)	73,525	341,891
Silicon Image, Inc. (a)	188,435	868,685
Silicon Laboratories, Inc. (a)(d)	98,854	4,104,418
Skyworks Solutions, Inc. (a)	497,782	10,602,757
Spansion, Inc. Class A	142,425	1,674,918
Spire Corp. (a)	200	149
STR Holdings, Inc. (a)(d)	118,407	236,814
SunPower Corp. (a)(d)	103,185	1,211,392
Supertex, Inc.	23,977	541,640
Tessera Technologies, Inc.	137,632	2,455,355
TranSwitch Corp. (a)	48,274	40,063
TriQuint Semiconductor, Inc. (a)	408,220	1,918,634
Ultra Clean Holdings, Inc. (a)	64,500	380,550
Ultratech, Inc. (a)	70,372	2,883,845
Veeco Instruments, Inc. (a)(d)	104,674	3,340,147
Vitesse Semiconductor Corp. (a)(d)	78,832	164,759
Volterra Semiconductor Corp. (a)	67,755	1,040,039
		205,929,449
Software - 3.9%
Accelrys, Inc. (a)(d)	131,743	1,246,289
ACI Worldwide, Inc. (a)	99,576	4,561,577
Activision Blizzard, Inc.	1,075,164	15,374,845
Actuate Corp. (a)	117,367	705,376
Advent Software, Inc. (a)	77,474	2,029,819
American Software, Inc. Class A	56,018	457,107
ANSYS, Inc. (a)	235,955	17,885,389
Aspen Technology, Inc. (a)	236,103	7,262,528
Astea International, Inc. (a)	13,242	36,416
Asure Software, Inc. (a)	1,517	9,982
Blackbaud, Inc.	118,202	3,286,016
Bottomline Technologies, Inc. (a)(d)	97,921	2,656,597
BroadSoft, Inc. (a)	69,547	1,460,487
BSQUARE Corp. (a)	30,361	89,565
Cadence Design Systems, Inc. (a)(d)	717,690	10,162,490
Callidus Software, Inc. (a)(d)	116,069	504,900
Cinedigm Digital Cinema Corp. (a)	50,701	69,460
CommVault Systems, Inc. (a)	107,042	7,915,756
Compuware Corp. (a)	548,846	6,372,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Comverse, Inc.	54,668	$ 1,504,463
Concur Technologies, Inc. (a)(d)	113,580	7,973,316
Cover-All Technologies, Inc. (a)	2,815	3,406
Datawatch Corp. (a)	5,578	60,689
Digimarc Corp.	13,264	296,185
Ebix, Inc. (d)	82,847	1,328,037
Ellie Mae, Inc. (a)	34,300	696,290
Envivio, Inc. (d)	17,506	29,760
EPIQ Systems, Inc.	103,997	1,293,723
ePlus, Inc.	9,557	439,240
Evolving Systems, Inc.	12,044	80,695
FactSet Research Systems, Inc. (d)	101,287	9,854,212
Fair Isaac Corp.	90,000	3,990,600
FalconStor Software, Inc. (a)	86,450	232,551
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	335,650	8,116,017
Globalscape, Inc.	6,122	10,285
Glu Mobile, Inc. (a)(d)	116,341	264,094
GSE Systems, Inc. (a)	33,148	74,914
Guidance Software, Inc. (a)	25,308	248,271
Guidewire Software, Inc. (a)(d)	75,782	2,769,832
Imperva, Inc. (a)	28,729	1,048,609
Infoblox, Inc. (d)	102,456	2,160,797
Informatica Corp. (a)	275,904	9,659,399
Interactive Intelligence Group, Inc. (a)	39,218	1,631,861
Jive Software, Inc. (a)(d)	64,060	1,062,115
Majesco Entertainment Co. (a)	169,132	90,401
Manhattan Associates, Inc. (a)	59,488	4,155,832
Marlborough Software Development Holdings, Inc.	3,682	552
Mentor Graphics Corp.	240,557	4,260,264
MICROS Systems, Inc. (a)(d)	205,749	8,806,057
MicroStrategy, Inc. Class A (a)	21,893	2,230,459
Mitek Systems, Inc. (a)(d)	72,082	309,953
Monotype Imaging Holdings, Inc.	103,012	2,163,252
Motricity, Inc. (a)(d)	112,960	45,173
NetScout Systems, Inc. (a)	96,131	2,444,611
NetSol Technologies, Inc. (a)	16,096	186,392
NetSuite, Inc. (a)(d)	78,193	5,457,089
Nuance Communications, Inc. (a)(d)	634,615	11,683,262
Parametric Technology Corp. (a)	307,447	7,114,324
Park City Group, Inc. (a)	3,053	10,441
Peerless Systems Corp. (a)	15,698	50,234
Pegasystems, Inc.	43,949	1,203,763
Pervasive Software, Inc. (a)	25,547	233,755
Progress Software Corp. (a)	171,703	3,866,752
Proofpoint, Inc.	36,347	508,131
PROS Holdings, Inc. (a)	54,306	1,415,214
QAD, Inc. Class B	24,367	293,135
QLIK Technologies, Inc. (a)	189,518	4,927,468
Qualys, Inc.	18,211	215,982

	Shares	Value
RealPage, Inc. (a)(d)	96,465	$ 2,089,432
Rosetta Stone, Inc. (a)	28,088	325,259
Rovi Corp. (a)	268,338	4,773,733
SeaChange International, Inc. (a)	69,895	805,190
ServiceNow, Inc. (d)	29,503	957,962
Smith Micro Software, Inc. (a)	72,854	106,367
SolarWinds, Inc. (a)	156,443	8,832,772
Solera Holdings, Inc.	178,111	10,027,649
Sonic Foundry, Inc. (a)	2,194	15,139
Sourcefire, Inc. (a)(d)	78,325	4,200,570
Splunk, Inc. (d)	63,708	2,301,770
SS&C Technologies Holdings, Inc. (a)	104,155	2,636,163
Synchronoss Technologies, Inc. (a)(d)	71,953	2,170,822
Synopsys, Inc. (a)	381,214	13,353,926
Take-Two Interactive Software, Inc. (a)	233,028	3,411,530
Tangoe, Inc. (a)	82,180	1,123,401
TeleCommunication Systems, Inc. Class A (a)	110,511	255,280
TeleNav, Inc. (a)	41,916	298,023
TIBCO Software, Inc. (a)	398,718	8,552,501
TiVo, Inc. (a)(d)	322,529	3,996,134
Tyler Technologies, Inc. (a)	75,793	4,274,725
Ultimate Software Group, Inc. (a)(d)	68,452	6,726,778
Vasco Data Security International, Inc. (a)	64,183	530,793
Verint Systems, Inc. (a)	128,637	4,395,526
VirnetX Holding Corp. (a)(d)	105,277	3,708,909
VMware, Inc. Class A (a)(d)	217,274	15,606,791
Vringo, Inc. (a)(d)	112,758	342,784
Wave Systems Corp. Class A (a)(d)	226,143	199,006
Websense, Inc. (a)	91,565	1,372,559
Workday, Inc.	57,322	3,169,333
Zynga, Inc. (a)(d)	1,225,343	4,153,913
		313,303,298
TOTAL INFORMATION TECHNOLOGY		1,201,227,114
MATERIALS - 5.6%
Chemicals - 2.7%
A. Schulman, Inc.	78,267	2,453,670
ADA-ES, Inc. (a)(d)	36,134	960,080
Albemarle Corp.	226,311	14,728,320
American Pacific Corp. (a)	20,080	371,480
American Vanguard Corp.	65,053	2,018,595
Arabian American Development Co. (a)	42,258	311,019
Ashland, Inc.	184,581	14,391,781
Axiall Corp.	176,290	9,974,488
Balchem Corp.	77,120	3,110,250
Cabot Corp.	149,170	5,486,473
Calgon Carbon Corp. (a)(d)	149,975	2,558,574
Celanese Corp. Class A	402,433	18,853,986
Chase Corp.	12,286	231,468
Chemtura Corp. (a)	255,000	5,130,600
Clean Diesel Technologies, Inc. (a)(d)	33,479	80,015
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Core Molding Technologies, Inc. (a)	11,521	$ 80,071
Cytec Industries, Inc.	114,248	8,270,413
Ferro Corp. (a)	212,580	1,090,535
Flotek Industries, Inc. (a)(d)	137,545	1,931,132
FutureFuel Corp.	37,342	489,554
GSE Holding, Inc.	16,500	118,635
H.B. Fuller Co.	130,210	5,321,683
Hawkins, Inc.	22,191	875,213
Huntsman Corp.	484,220	8,343,111
Innophos Holdings, Inc.	55,185	2,694,684
Intrepid Potash, Inc.	143,302	2,824,482
KMG Chemicals, Inc.	19,780	390,853
Koppers Holdings, Inc.	50,513	2,095,279
Kraton Performance Polymers, Inc. (a)	86,645	2,082,946
Kronos Worldwide, Inc. (d)	60,714	1,038,817
Landec Corp. (a)	84,086	925,787
LSB Industries, Inc. (a)	50,999	1,976,211
Material Sciences Corp. (a)(d)	23,734	240,900
Minerals Technologies, Inc.	95,148	3,828,756
NewMarket Corp.	27,248	6,857,504
Northern Technologies International Corp. (a)	1,103	14,791
Olin Corp.	200,452	4,642,468
OM Group, Inc. (a)(d)	81,882	2,009,384
OMNOVA Solutions, Inc. (a)(d)	113,582	909,792
Penford Corp. (a)	27,329	277,389
PolyOne Corp.	229,909	5,239,626
Quaker Chemical Corp.	32,517	1,866,801
Rockwood Holdings, Inc.	195,625	12,246,125
RPM International, Inc.	336,631	10,236,949
Senomyx, Inc. (a)(d)	114,790	276,644
Sensient Technologies Corp.	124,362	4,590,201
Spartech Corp. (a)	67,518	666,403
Stepan Co.	42,656	2,612,253
The Scotts Miracle-Gro Co. Class A	104,032	4,609,658
TOR Minerals International, Inc. (a)	3,831	41,835
Tredegar Corp.	61,191	1,497,956
Tronox Ltd. Class A	57,314	1,177,230
Valhi, Inc. (d)	64,947	1,057,337
Valspar Corp.	215,306	13,265,003
W.R. Grace & Co. (a)	177,559	12,709,673
Westlake Chemical Corp.	48,958	4,221,159
Zep, Inc.	50,668	757,993
Zoltek Companies, Inc. (a)(d)	65,740	614,669
		217,678,704
Construction Materials - 0.3%
Eagle Materials, Inc.	123,296	7,929,166
Headwaters, Inc. (a)	179,895	1,692,812
Martin Marietta Materials, Inc.	115,426	11,211,327
Texas Industries, Inc. (a)(d)	58,355	3,387,508

	Shares	Value
U.S. Concrete, Inc. (a)	25,199	$ 246,950
United States Lime & Minerals, Inc. (a)	7,538	395,293
		24,863,056
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	945,102
Aptargroup, Inc.	166,296	8,970,006
Berry Plastics Group, Inc.	70,965	1,363,947
Boise, Inc.	247,252	2,123,895
Crown Holdings, Inc. (a)	371,357	14,434,647
Graphic Packaging Holding Co. (a)	299,085	2,219,211
Greif, Inc. Class A	90,875	4,622,811
MOD-PAC Corp. (sub. vtg.) (a)	3,740	30,705
Myers Industries, Inc.	100,702	1,482,333
Packaging Corp. of America	246,303	10,290,539
Rock-Tenn Co. Class A	179,926	15,914,455
Silgan Holdings, Inc.	119,019	5,109,486
Sonoco Products Co.	239,162	7,598,177
UFP Technologies, Inc. (a)	15,846	299,806
		75,405,120
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	38,879	638,782
AK Steel Holding Corp. (d)	317,663	1,191,236
Allied Nevada Gold Corp. (a)(d)	209,568	3,835,094
Amcol International Corp.	61,309	1,792,675
Carpenter Technology Corp.	115,927	5,475,232
Century Aluminum Co. (a)	132,753	1,076,627
Coeur d'Alene Mines Corp. (a)	223,687	4,252,290
Commercial Metals Co.	293,644	4,789,334
Compass Minerals International, Inc.	82,516	6,083,080
Comstock Mining, Inc. (a)(d)	83,725	165,776
Friedman Industries	15,788	172,721
General Moly, Inc. (a)	202,841	592,296
Globe Specialty Metals, Inc.	170,087	2,430,543
Golden Minerals Co. (a)(d)	115,781	335,765
Handy & Harman Ltd. (a)	41,326	669,481
Haynes International, Inc.	32,086	1,652,429
Hecla Mining Co.	709,617	3,292,623
Horsehead Holding Corp. (a)(d)	105,544	1,115,600
Kaiser Aluminum Corp. (d)	41,453	2,538,582
Materion Corp.	49,172	1,360,098
McEwen Mining, Inc. (a)	715,025	1,737,511
Metals USA Holdings Corp.	48,992	1,016,094
Mines Management, Inc. (a)(d)	69,165	75,390
Molycorp, Inc. (a)(d)	312,599	1,919,358
Noranda Aluminium Holding Corp.	166,713	793,554
Olympic Steel, Inc.	20,461	422,929
Prospect Global Resources, Inc. (a)	24,337	29,935
Reliance Steel & Aluminum Co.	193,919	12,913,066
Royal Gold, Inc.	165,443	10,843,134
RTI International Metals, Inc. (a)(d)	74,509	2,210,682
Schnitzer Steel Industries, Inc. Class A	62,943	1,800,799
Silver Bull Resources, Inc. (a)(d)	148,902	49,882
Solitario Exploration & Royalty Corp. (a)	57,827	89,632
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc. (d)	561,482	$ 8,573,830
Stillwater Mining Co. (a)(d)	313,830	4,092,343
SunCoke Energy, Inc. (a)	184,578	3,043,691
Synalloy Corp.	9,327	127,314
Timberline Resources Corp. (a)(d)	213,150	40,499
U.S. Silica Holdings, Inc. (d)	42,160	1,036,714
Universal Stainless & Alloy Products, Inc. (a)	18,357	651,490
US Antimony Corp. (a)(d)	61,920	115,790
Walter Energy, Inc. (d)	157,784	5,015,953
Worthington Industries, Inc. (d)	134,816	3,820,685
		103,880,539
Paper & Forest Products - 0.4%
Boise Cascade Co.	29,600	802,160
Buckeye Technologies, Inc.	96,053	2,663,550
Clearwater Paper Corp. (a)	61,188	2,960,887
Deltic Timber Corp.	29,841	2,130,349
Domtar Corp.	90,715	6,763,710
Kapstone Paper & Packaging Corp.	96,111	2,560,397
Louisiana-Pacific Corp. (a)	342,651	7,185,391
Neenah Paper, Inc.	36,724	1,072,341
P.H. Glatfelter Co.	142,034	2,577,917
Resolute Forest Products (a)(d)	259,455	3,580,479
Schweitzer-Mauduit International, Inc.	87,906	3,239,336
Verso Paper Corp. (a)(d)	31,277	33,466
Wausau-Mosinee Paper Corp.	98,528	972,471
		36,542,454
TOTAL MATERIALS		458,369,873
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	207,358	1,254,516
Alaska Communication Systems Group, Inc. (d)	97,590	167,855
Allegiance Telecom, Inc. (a)	15,750	0
Alteva	11,334	124,107
Atlantic Tele-Network, Inc.	25,792	1,212,224
Cbeyond, Inc. (a)	66,391	466,065
Cincinnati Bell, Inc. (a)(d)	548,019	1,781,062
Cogent Communications Group, Inc.	126,168	3,173,125
Consolidated Communications Holdings, Inc. (d)	90,904	1,527,187
Elephant Talk Communication, Inc. (a)(d)	200,060	240,072
FairPoint Communications, Inc. (a)(d)	56,860	474,781
General Communications, Inc. Class A (a)	82,347	695,832
Hawaiian Telcom Holdco, Inc. (a)	21,226	409,025
HickoryTech Corp.	34,243	321,542
IDT Corp. Class B	44,462	449,511
inContact, Inc. (a)(d)	134,662	914,355

	Shares	Value
Iridium Communications, Inc. (a)(d)	169,319	$ 1,034,539
Level 3 Communications, Inc. (a)(d)	411,564	8,223,049
Lumos Networks Corp.	42,527	485,658
Multiband Corp. (a)	27,198	59,292
Neutral Tandem, Inc.	104,102	357,070
ORBCOMM, Inc. (a)	78,686	347,005
Premiere Global Services, Inc. (a)	109,608	1,169,517
Primus Telecommunications Group, Inc.	26,065	286,454
Towerstream Corp. (a)(d)	163,311	406,644
tw telecom, inc. (a)	379,421	9,606,940
Vonage Holdings Corp. (a)	388,357	1,025,262
		36,212,689
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(d)	25,257	153,563
Clearwire Corp. Class A (a)	1,111,846	3,468,960
Leap Wireless International, Inc. (a)(d)	140,047	749,251
NII Holdings, Inc. (a)(d)	442,815	2,134,368
NTELOS Holdings Corp.	42,305	527,966
SBA Communications Corp. Class A (a)(d)	314,310	22,353,727
Shenandoah Telecommunications Co.	52,949	762,995
Telephone & Data Systems, Inc.	254,617	5,828,183
U.S. Cellular Corp. (a)	37,864	1,393,017
USA Mobility, Inc.	61,882	719,069
		38,091,099
TOTAL TELECOMMUNICATION SERVICES		74,303,788
UTILITIES - 3.6%
Electric Utilities - 1.4%
Allete, Inc.	92,458	4,345,526
Cleco Corp.	155,364	6,882,625
El Paso Electric Co.	107,795	3,594,963
Empire District Electric Co.	112,476	2,408,111
Great Plains Energy, Inc.	383,697	8,376,106
Hawaiian Electric Industries, Inc.	251,655	6,792,168
IDACORP, Inc.	127,244	5,941,022
ITC Holdings Corp.	133,175	11,255,951
MGE Energy, Inc.	67,449	3,620,662
NV Energy, Inc.	576,146	11,384,645
OGE Energy Corp. (d)	248,273	14,377,489
Otter Tail Corp.	105,764	3,055,522
PNM Resources, Inc.	211,467	4,749,549
Portland General Electric Co.	187,498	5,566,816
UIL Holdings Corp.	127,515	4,993,487
Unitil Corp.	33,222	909,618
UNS Energy Corp.	109,304	5,139,474
Westar Energy, Inc.	312,727	9,700,792
		113,094,526
Gas Utilities - 0.9%
Atmos Energy Corp.	227,295	8,675,850
Chesapeake Utilities Corp.	26,929	1,293,400
Delta Natural Gas Co., Inc.	13,699	267,678
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Gas Natural, Inc.	13,409	$ 133,285
Laclede Group, Inc.	50,946	2,076,559
National Fuel Gas Co. (d)	211,913	12,331,217
New Jersey Resources Corp.	111,043	4,948,076
Northwest Natural Gas Co.	72,448	3,300,006
Piedmont Natural Gas Co., Inc. (d)	187,806	6,054,865
Questar Corp.	434,281	10,209,946
RGC Resources, Inc.	2,242	40,378
South Jersey Industries, Inc.	80,362	4,431,161
Southwest Gas Corp.	122,634	5,555,320
UGI Corp.	280,120	10,033,898
WGL Holdings, Inc.	132,647	5,593,724
		74,945,363
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	147,275
Black Hills Corp.	111,612	4,641,943
Calpine Corp. (a)	983,666	18,099,454
Dynegy, Inc. (a)(d)	213,790	4,183,870
Genie Energy Ltd. Class B	48,524	340,638
Ormat Technologies, Inc. (d)	66,515	1,359,567
Synthesis Energy Systems, Inc. (a)	108,052	115,616
US Geothermal, Inc. (a)(d)	223,992	71,677
		28,960,040
Multi-Utilities - 0.5%
Alliant Energy Corp.	274,508	13,091,287
Avista Corp.	144,014	3,771,727
CH Energy Group, Inc.	41,279	2,688,501
MDU Resources Group, Inc.	493,199	11,915,688
NorthWestern Energy Corp.	92,662	3,611,965
Vectren Corp.	212,639	7,017,087
		42,096,255
Water Utilities - 0.5%
American States Water Co.	47,115	2,495,210
American Water Works Co., Inc.	443,191	17,483,885
Aqua America, Inc.	361,486	10,530,087
Artesian Resources Corp. Class A	17,456	388,396
Cadiz, Inc. (a)(d)	34,362	231,600
California Water Service Group	132,314	2,654,219
Connecticut Water Service, Inc.	21,351	637,541
Middlesex Water Co.	51,194	996,235
Pure Cycle Corp. (a)	69,664	279,353
SJW Corp.	32,982	874,353
York Water Co.	39,414	727,582
		37,298,461
TOTAL UTILITIES		296,394,645
TOTAL COMMON STOCKS (Cost $6,503,734,234)		8,043,129,797
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.14% 5/23/13 to 6/27/13 (e) (Cost $4,998,229)	$ 5,000,000	$ 4,998,433
Money Market Funds - 17.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	121,188,760	121,188,760
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,270,001,721	1,270,001,721
TOTAL MONEY MARKET FUNDS (Cost $1,391,190,481)		1,391,190,481
TOTAL INVESTMENT PORTFOLIO - 115.9% (Cost $7,899,922,944)		9,439,318,711
NET OTHER ASSETS (LIABILITIES) - (15.9)%		(1,293,383,838)
NET ASSETS - 100%		$ 8,145,934,873
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
371 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 40,873,070	$ 3,010,698
676 NYFE Russell 2000 Mini Index Contracts	March 2013	61,529,520	4,711,348
TOTAL EQUITY INDEX CONTRACTS		$ 102,402,590	$ 7,722,046

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,098,640.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,467
Fidelity Securities Lending Cash Central Fund	15,326,897
Total	$ 15,445,364
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,250,409,959	$ 1,250,409,959	$ -	$ -
Consumer Staples	261,264,412	261,264,412	-	-
Energy	538,486,147	538,486,147	-	-
Financials	1,856,416,579	1,856,413,823	-	2,756
Health Care	857,312,452	857,312,448	-	4
Industrials	1,248,944,828	1,248,930,202	14,626	-
Information Technology	1,201,227,114	1,201,227,114	-	-
Materials	458,369,873	458,369,873	-	-
Telecommunication Services	74,303,788	74,303,788	-	-
Utilities	296,394,645	296,394,645	-	-
U.S. Government and Government Agency Obligations	4,998,433	-	4,998,433	-
Money Market Funds	1,391,190,481	1,391,190,481	-	-
Total Investments in Securities:	$ 9,439,318,711	$ 9,434,302,892	$ 5,013,059	$ 2,760
Derivative Instruments:
Assets
Futures Contracts	$ 7,722,046	$ 7,722,046	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,722,046	$ -
Total Value of Derivatives	$ 7,722,046	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $1,236,139,619) - See accompanying schedule: Unaffiliated issuers (cost $6,508,732,463)	$ 8,048,128,230
Fidelity Central Funds (cost $1,391,190,481)	1,391,190,481
Total Investments (cost $7,899,922,944)		$ 9,439,318,711
Cash		151,372
Receivable for investments sold		8,617,899
Receivable for fund shares sold		12,216,175
Dividends receivable		6,081,894
Distributions receivable from Fidelity Central Funds		1,215,661
Receivable for daily variation margin on futures contracts		28,127
Receivable from investment adviser for expense reductions		1,182
Other receivables		3,132
Total assets		9,467,634,153

Liabilities
Payable for investments purchased	$ 42,634,127
Payable for fund shares redeemed	8,568,580
Accrued management fee	403,313
Other affiliated payables	91,539
Collateral on securities loaned, at value	1,270,001,721
Total liabilities		1,321,699,280

Net Assets		$ 8,145,934,873
Net Assets consist of:
Paid in capital		$ 6,566,496,840
Undistributed net investment income		12,923,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,397,217
Net unrealized appreciation (depreciation) on investments		1,547,117,813
Net Assets		$ 8,145,934,873

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($971,857,240 ÷ 22,540,446 shares)	$ 43.12

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,173,852,040 ÷ 166,373,409 shares)	$ 43.12

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($225,593 ÷ 5,233 shares)	$ 43.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 118,473,606
Interest		8,625
Income from Fidelity Central Funds (including $15,326,897 from security lending)		15,445,364
Total income		133,927,595

Expenses
Management fee	$ 4,131,985
Transfer agent fees	1,261,483
Independent trustees' compensation	44,441
Miscellaneous	17,439
Total expenses before reductions	5,455,348
Expense reductions	(1,784)	5,453,564
Net investment income (loss)		128,474,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	178,938,374
Foreign currency transactions	2,666
Futures contracts	10,780,134
Total net realized gain (loss)		189,721,174
Change in net unrealized appreciation (depreciation) on: Investment securities	638,416,432
Assets and liabilities in foreign currencies	(626)
Futures contracts	1,141,781
Total change in net unrealized appreciation (depreciation)		639,557,587
Net gain (loss)		829,278,761
Net increase (decrease) in net assets resulting from operations		$ 957,752,792

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,474,031	$ 74,746,560
Net realized gain (loss)	189,721,174	132,271,976
Change in net unrealized appreciation (depreciation)	639,557,587	(112,097,829)
Net increase (decrease) in net assets resulting from operations	957,752,792	94,920,707
Distributions to shareholders from net investment income	(123,000,708)	(69,414,947)
Distributions to shareholders from net realized gain	(200,713,554)	(127,979,459)
Total distributions	(323,714,262)	(197,394,406)
Share transactions - net increase (decrease)	994,205,584	652,403,567
Redemption fees	653,587	919,879
Total increase (decrease) in net assets	1,628,897,701	550,849,747

Net Assets
Beginning of period	6,517,037,172	5,966,187,425
End of period (including undistributed net investment income of $12,923,003 and undistributed net investment income of $10,311,506, respectively)	$ 8,145,934,873	$ 6,517,037,172

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.35	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) B	.73	.48	.43	.36	.50
Net realized and unrealized gain (loss)	4.61	.10	9.71	12.40	(15.73)
Total from investment operations	5.34	.58	10.14	12.76	(15.23)
Distributions from net investment income	(.70)	(.45)	(.36)	(.35)	(.43)
Distributions from net realized gain	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(1.88) J	(1.28) I	(.87)	(.41) H	(1.19)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Total Return A	14.00%	1.76%	32.95%	68.20%	(44.26)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.85%	1.26%	1.24%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346	$ 1,446,984
Portfolio turnover rate D	10%	11%	8%	26%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. I Total distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. J Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 40.36	$ 31.08	$ 18.73	$ 35.15
Income from Investment Operations
Net investment income (loss) B	.75	.48	.44	.37	.52
Net realized and unrealized gain (loss)	4.60	.10	9.72	12.39	(15.74)
Total from investment operations	5.35	.58	10.16	12.76	(15.22)
Distributions from net investment income	(.72)	(.46)	(.37)	(.36)	(.44)
Distributions from net realized gain	(1.17)	(.84)	(.51)	(.06)	(.76)
Total distributions	(1.89)	(1.29) I	(.88)	(.41) H	(1.20)
Redemption fees added to paid in capital B	- G	.01	- G	- G	- G
Net asset value, end of period	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Total Return A	14.04%	1.76%	33.02%	68.25%	(44.25)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.88%	1.29%	1.27%	1.38%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218	$ 478,227
Portfolio turnover rate D	10%	11%	8%	26%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share. H Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. I Total distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.75	.25
Net realized and unrealized gain (loss)	4.60	5.52
Total from investment operations	5.35	5.77
Distributions from net investment income	(.72)	(.40)
Distributions from net realized gain	(1.17)	(.38)
Total distributions	(1.90) K	(.78)
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 43.11	$ 39.66
Total Return B, C	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.89%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226	$ 117
Portfolio turnover rate F	10%	11% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	10.01%	-0.97%	9.34%
Spartan International Index Fund - Fidelity Advantage Class A	10.07%	-0.93%	9.37%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 28, 2003. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending February 28, 2013, international equities cast off an early-period drubbing and rebounded to finish in positive territory, as debt woes in the eurozone subsided and central banks around the world continued with monetary easing. Foreign developed- and emerging-markets stocks, as measured by the MSCI® ACWI® (All Country World Index) ex USA Index, rose 6.80% for the year, fueled in part by stabilization in the eurozone and improving U.S. economic data, but held back by a stronger U.S. dollar. International stocks were hard hit through May, amid fear of global debt contagion and an economic slowdown in China. Markets reversed course in the summer and never looked back, fueled by news that European Central Bank officials would do "whatever it takes" to save the euro. Within the MSCI index, several European countries had double-digit gains, with Switzerland (+23%) and Sweden (+15%) posting strong returns, while larger economies such as Germany (+11%), France (+10%) and the U.K. (+7%) - the biggest market weighting in the index - also fared well. Countries plagued by slowing or stagnant economies had mixed results, including Greece (+9%), Spain (+2%) and Italy (-3%). Asia-Pacific ex Japan (+15%) outpaced the index, while Japan (+5%) was especially hurt by currency fluctuations. Canada and the more-volatile emerging markets saw only modest to flat gains.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares gained 10.01% and 10.07%, respectively, compared with 9.99% for the MSCI® EAFE® Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Of the 10 sectors in the index, six turned in a positive result in U.S. dollar terms, with health care and financials leading the way, while energy and utilities brought up the rear. On an individual basis, several pharmaceutical manufacturers, led by Switzerland's Roche Holding, were outsized contributors. Roche, the world's largest maker of cancer drugs, saw its shares rise by roughly 31%, while another Swiss drug maker, Novartis, also added considerable value. Meanwhile, another Swiss company, food products giant Nestle - the largest position in both the index and fund during the period - further contributed. In the financials sector, HSBC Holdings, a leading U.K. bank, lifted results, as did two Australian banks - Westpac Banking and Commonwealth Bank of Australia. On the negative side, the fund's three-biggest detractors were all based in the U.K. - including natural gas company BG Group and diversified energy giant BP. Mining concern Anglo American, headquartered in the U.K., was another notable source of underperformance, as was Australia's Newcrest Mining, whose shares fell 35%. In Spain, the country's leading telecommunication services provider, Telefonica, further hampered results, while the fund also was hurt by its allocation to equity index futures, which we used to temporarily reinvest cash to gain additional exposure to the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.8	1.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.1	1.4
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	1.0	1.1
Sanofi SA (France, Pharmaceuticals)	1.0	1.0
	12.9
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	22.1
Industrials	12.6	12.8
Consumer Staples	12.0	12.2
Consumer Discretionary	11.5	10.1
Health Care	10.0	10.2
Materials	9.1	9.2
Energy	6.9	8.4
Telecommunication Services	4.4	5.4
Information Technology	4.3	4.2
Utilities	3.4	3.8
Geographic Diversification (% of fund's net assets)
As of February 28, 2013
United Kingdom	21.0%
Japan	20.6%
Australia	9.3%
Switzerland	8.9%
France	8.8%
Germany	8.4%
Sweden	3.3%
Spain	2.9%
Hong Kong	2.8%
Other	14.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2012
United Kingdom	22.4%
Japan	20.5%
Australia	9.0%
France	8.7%
Switzerland	8.5%
Germany	8.1%
Sweden	3.2%
Netherlands	2.8%
Spain	2.7%
Other	14.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 9.1%
AGL Energy Ltd.	470,313	$ 7,657,595
ALS Ltd.	288,322	3,448,671
Alumina Ltd.	2,214,560	2,764,253
Amcor Ltd.	1,043,737	9,808,351
AMP Ltd.	2,533,442	14,181,058
APA Group unit	698,390	4,387,228
Asciano Ltd.	851,718	4,854,529
ASX Ltd.	149,863	5,579,677
Australia & New Zealand Banking Group Ltd.	2,355,233	69,093,219
Bendigo & Adelaide Bank Ltd.	350,417	3,554,279
BHP Billiton Ltd.	2,785,158	104,271,173
Boral Ltd.	685,950	3,622,431
Brambles Ltd.	1,346,702	12,036,402
Caltex Australia Ltd.	121,749	2,480,992
CFS Retail Property Trust unit	1,642,849	3,507,204
Coca-Cola Amatil Ltd.	496,624	7,350,438
Cochlear Ltd.	48,104	3,480,782
Commonwealth Bank of Australia	1,394,156	95,796,560
Computershare Ltd.	375,002	3,899,406
Crown Ltd.	366,093	4,491,088
CSL Ltd.	435,408	26,684,850
DEXUS Property Group unit	3,887,425	4,328,183
Echo Entertainment Group Ltd.	661,869	2,542,009
Federation Centres unit	1,152,017	2,882,983
Flight Centre Ltd. (d)	46,630	1,547,982
Fortescue Metals Group Ltd.	1,244,164	5,998,418
Goodman Group unit	1,475,225	7,006,939
Harvey Norman Holdings Ltd. (d)	431,590	1,097,711
Iluka Resources Ltd.	360,587	3,874,743
Incitec Pivot Ltd.	1,381,242	4,557,109
Insurance Australia Group Ltd.	1,810,051	10,520,108
Leighton Holdings Ltd.	131,419	3,169,358
Lend Lease Group unit	465,841	5,067,625
Macquarie Group Ltd.	284,919	10,977,671
Metcash Ltd. (d)	735,628	3,065,741
Mirvac Group unit	2,898,652	4,855,758
National Australia Bank Ltd.	2,011,094	62,037,805
Newcrest Mining Ltd.	664,075	15,370,718
Orica Ltd.	317,216	8,848,994
Origin Energy Ltd.	946,241	11,762,766
OZ Minerals Ltd.	265,086	1,722,111
Qantas Airways Ltd. (a)	927,527	1,558,510
QBE Insurance Group Ltd.	1,037,256	14,176,179
QR National Ltd.	1,549,392	6,377,985
Ramsay Health Care Ltd.	115,489	3,789,076
Rio Tinto Ltd.	377,735	25,870,399
Santos Ltd.	830,314	11,373,346
Sims Metal Management Ltd.	145,745	1,615,431
Sonic Healthcare Ltd.	330,315	4,531,285
SP AusNet unit	1,410,925	1,715,015
Stockland Corp. Ltd. unit	1,923,310	7,386,764

	Shares	Value
Suncorp-Metway Ltd.	1,113,546	$ 12,818,854
Sydney Airport unit	350,832	1,135,993
Tabcorp Holdings Ltd.	593,991	1,929,408
Tattersall's Ltd.	1,184,324	3,859,032
Telstra Corp. Ltd.	3,768,619	17,669,003
The GPT Group unit	1,407,898	5,651,723
Toll Holdings Ltd.	574,617	3,627,305
Transurban Group unit	1,112,013	6,996,933
Treasury Wine Estates Ltd.	546,986	2,961,210
Wesfarmers Ltd.	871,614	36,529,424
Westfield Group unit	1,898,213	21,716,012
Westfield Retail Trust unit	2,519,533	8,183,975
Westpac Banking Corp.	2,670,312	83,927,950
Whitehaven Coal Ltd.	408,815	1,169,235
Woodside Petroleum Ltd.	570,057	21,835,677
Woolworths Ltd.	1,066,576	38,054,630
WorleyParsons Ltd.	180,914	4,922,928
TOTAL AUSTRALIA		915,568,200
Austria - 0.3%
Andritz AG	66,294	4,675,438
Erste Bank AG	182,968	5,894,213
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	803,952	3,363,966
OMV AG	133,560	5,813,471
Osterreichische Elektrizitatswirtschafts AG	56,701	1,178,494
Raiffeisen International Bank-Holding AG (d)	39,262	1,484,703
Telekom Austria AG (d)	265,993	1,757,172
Vienna Insurance Group AG Wien	27,880	1,411,907
Voestalpine AG	89,783	3,031,211
TOTAL AUSTRIA		28,610,579
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,297,222	5,140,287
Bailiwick of Jersey - 0.9%
Experian PLC	873,720	14,500,718
Glencore International PLC (d)	3,384,867	19,898,174
Petrofac Ltd.	220,467	4,863,041
Randgold Resources Ltd.	76,625	6,342,769
Shire PLC	485,300	15,184,136
Wolseley PLC	237,758	11,206,662
WPP PLC	1,093,921	17,430,450
TOTAL BAILIWICK OF JERSEY		89,425,950
Belgium - 1.2%
Ageas	200,273	6,820,351
Anheuser-Busch InBev SA NV	696,189	65,243,275
Belgacom SA	128,566	3,593,654
Colruyt NV	67,506	3,326,560
Delhaize Group SA	89,257	4,313,921
Groupe Bruxelles Lambert SA	69,152	5,524,318
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 3
KBC Groupe SA	206,797	7,670,240
Solvay SA Class A	50,561	7,224,785
Telenet Group Holding NV	47,942	2,454,493
UCB SA	96,221	5,558,744
Umicore SA	96,852	4,841,584
TOTAL BELGIUM		116,571,928
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	437,450	2,868,164
First Pacific Co. Ltd.	1,748,000	2,312,456
Kerry Properties Ltd.	592,681	3,049,148
Li & Fung Ltd.	5,083,246	6,816,463
Noble Group Ltd.	3,320,890	3,177,693
NWS Holdings Ltd.	1,166,809	2,220,602
Orient Overseas International Ltd.	202,400	1,426,216
Seadrill Ltd.	312,992	11,389,557
Shangri-La Asia Ltd.	1,309,380	3,052,451
Yue Yuen Industrial (Holdings) Ltd.	632,000	2,135,025
TOTAL BERMUDA		38,447,775
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,729	2,210,261
MGM China Holdings Ltd.	893,600	2,159,222
Sands China Ltd.	2,093,600	9,974,537
Wynn Macau Ltd. (a)	1,336,000	3,522,771
TOTAL CAYMAN ISLANDS		17,866,791
Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	475	3,655,861
Series B	1,142	9,133,361
Carlsberg A/S Series B	92,777	9,534,915
Coloplast A/S Series B	97,535	5,087,090
Danske Bank A/S (a)	568,635	10,582,914
DSV de Sammensluttede Vognmaend A/S	170,707	4,193,218
Novo Nordisk A/S Series B	353,177	61,747,431
Novozymes A/S Series B	213,876	7,455,413
TDC A/S	565,520	4,257,502
Tryg A/S	21,231	1,710,999
William Demant Holding A/S (a)	21,659	1,731,461
TOTAL DENMARK		119,090,165
Finland - 0.8%
Elisa Corp. (A Shares)	125,068	2,635,380
Fortum Corp.	386,972	7,381,137
Kesko Oyj	53,062	1,657,753
Kone Oyj (B Shares) (d)	134,869	10,916,850
Metso Corp.	112,070	4,813,697
Neste Oil Oyj (d)	110,216	1,659,081
Nokia Corp. (d)	3,254,290	11,825,669

	Shares	Value
Nokian Tyres PLC (d)	95,794	$ 4,353,473
Orion Oyj (B Shares)	82,822	2,454,512
Pohjola Bank PLC (A Shares)	118,064	1,872,782
Sampo Oyj (A Shares)	362,872	13,411,793
Stora Enso Oyj (R Shares)	494,305	3,323,500
UPM-Kymmene Corp.	454,455	5,313,124
Wartsila Corp.	143,368	6,625,963
TOTAL FINLAND		78,244,714
France - 8.5%
Accor SA	126,182	4,551,681
Aeroports de Paris	27,109	2,289,872
Air Liquide SA	20,551	2,500,589
Air Liquide SA (a)	14,110	1,716,866
Alstom SA	186,754	8,241,004
Arkema SA	55,338	5,622,225
Atos Origin SA	46,302	3,438,976
AXA SA	1,533,118	26,630,785
BIC SA	24,438	2,852,629
BNP Paribas SA	869,755	48,946,100
Bouygues SA	165,334	4,671,033
Bureau Veritas SA	48,408	6,243,436
Cap Gemini SA	132,914	6,541,058
Carrefour SA	522,108	14,232,603
Casino Guichard Perrachon SA	47,503	4,775,351
Christian Dior SA	47,519	7,937,817
CNP Assurances	137,441	2,045,572
Compagnie de St. Gobain	343,977	13,721,614
Compagnie Generale de Geophysique SA (a)	134,096	3,317,924
Credit Agricole SA (a)	872,801	8,204,294
Danone SA	501,545	34,828,390
Dassault Systemes SA	54,397	6,174,305
Edenred SA	145,701	5,040,828
EDF SA	26,606	503,143
EDF SA (a)	186,140	3,520,073
Essilor International SA	175,193	18,080,571
Eurazeo SA	27,368	1,492,454
Eutelsat Communications	116,173	4,185,324
Fonciere Des Regions	23,303	1,927,920
France Telecom SA	1,608,648	15,515,340
GDF Suez	1,150,909	21,757,203
Gecina SA	18,898	2,145,255
Groupe Eurotunnel SA	479,731	4,059,760
ICADE	19,465	1,749,907
Iliad SA	19,163	3,667,676
Imerys	27,771	1,871,557
JCDecaux SA	56,177	1,525,511
Klepierre SA	93,051	3,823,669
L'Oreal SA	14,012	2,095,505
L'Oreal SA (a)	179,277	26,811,010
L'Oreal SA (a)	17,567	2,627,158
Lafarge SA	142,806	9,627,781
Lafarge SA (a)	16,709	1,126,497
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (Bearer)	5,225	$ 352,262
Lagardere S.C.A. (Reg.)	101,081	3,607,959
Legrand SA	203,050	9,335,212
LVMH Moet Hennessy - Louis Vuitton SA	220,047	37,892,543
Michelin CGDE Series B	158,387	14,152,170
Natixis SA	782,511	3,261,992
Pernod Ricard SA	183,702	23,836,917
Peugeot Citroen SA (a)(d)	190,533	1,442,255
PPR SA	65,453	14,672,137
Publicis Groupe SA	154,289	10,196,488
Remy Cointreau SA	19,026	2,404,453
Renault SA	166,684	10,579,319
Rexel SA	128,505	2,979,590
Safran SA	200,058	9,162,395
Sanofi SA	1,033,015	97,555,724
Schneider Electric SA	456,208	35,092,891
SCOR SE	139,093	3,934,209
Societe Generale Series A	608,894	23,379,231
Sodexo SA	2,500	231,539
Sodexo SA	77,845	7,209,670
Suez Environnement SA	247,379	3,299,094
Technip SA	87,887	9,518,903
Thales SA	83,314	2,935,174
Total SA	1,846,116	92,168,666
Unibail-Rodamco	79,616	18,086,024
Vallourec SA	91,607	4,883,167
Veolia Environnement SA	310,104	3,895,193
VINCI SA	398,591	18,447,488
Vivendi SA	1,147,721	24,154,323
Wendel SA	28,542	3,143,507
Zodiac Aerospace	29,966	3,371,544
TOTAL FRANCE		847,820,305
Germany - 7.7%
adidas AG	181,180	16,510,460
Allianz AG	395,100	54,006,647
Axel Springer Verlag	35,536	1,674,824
BASF AG	796,623	75,069,449
Bayer AG	716,890	71,000,085
Bayerische Motoren Werke AG (BMW)	288,843	26,660,898
Beiersdorf AG	85,869	7,487,578
Brenntag AG	44,214	6,303,416
Celesio AG	76,523	1,383,679
Commerzbank AG (a)	3,231,118	5,960,580
Continental AG	95,371	11,194,839
Daimler AG (Germany)	786,641	46,897,916
Deutsche Bank AG	806,341	36,813,195
Deutsche Boerse AG	167,648	10,393,177
Deutsche Lufthansa AG	201,692	4,068,278
Deutsche Post AG	785,871	17,631,705
Deutsche Telekom AG	2,432,942	26,131,646
E.ON AG	1,562,068	26,083,387

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	32,468	$ 1,929,529
Fresenius Medical Care AG & Co. KGaA	183,287	12,561,525
Fresenius SE & Co. KGaA	108,160	13,293,348
GEA Group AG	150,876	5,372,525
Hannover Rueckversicherungs AG	53,214	4,163,549
HeidelbergCement Finance AG	122,457	8,444,531
Henkel AG & Co. KGaA	112,882	8,351,633
Hochtief AG	33,341	2,243,451
Hugo Boss AG	21,642	2,509,301
Infineon Technologies AG	925,476	7,927,362
K&S AG (d)	150,915	7,093,960
Kabel Deutschland Holding AG	77,467	6,718,534
Lanxess AG	72,795	6,169,835
Linde AG	160,883	29,174,667
MAN SE	36,161	4,154,479
Merck KGaA	55,975	7,892,441
Metro AG	112,232	3,472,630
Muenchener Rueckversicherungs AG	155,225	27,905,456
RWE AG	424,249	15,583,365
Salzgitter AG	37,143	1,772,142
SAP AG	797,804	62,300,785
Siemens AG	725,081	75,256,944
Suedzucker AG (Bearer)	68,638	3,006,427
Thyssenkrupp AG (a)	329,230	7,425,248
United Internet AG	89,127	2,102,039
Volkswagen AG	25,399	5,234,253
TOTAL GERMANY		777,331,718
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	170,135	4,642,303
Greek Organization of Football Prognostics SA	190,194	1,618,967
TOTAL GREECE		6,261,270
Hong Kong - 2.7%
AIA Group Ltd.	10,435,200	45,208,974
Bank of East Asia Ltd.	1,276,018	5,215,557
BOC Hong Kong (Holdings) Ltd.	3,193,566	10,767,929
Cathay Pacific Airways Ltd.	958,327	1,789,233
Cheung Kong Holdings Ltd.	1,203,449	18,713,697
CLP Holdings Ltd.	1,520,157	13,083,511
Galaxy Entertainment Group Ltd. (a)	1,841,000	7,726,617
Hang Lung Properties Ltd.	2,074,423	8,037,600
Hang Seng Bank Ltd.	654,901	10,589,069
Henderson Land Development Co. Ltd.	874,608	6,084,004
HKT Trust / HKT Ltd. unit	1,905,000	1,861,868
Hong Kong & China Gas Co. Ltd.	4,490,375	12,563,972
Hong Kong Exchanges and Clearing Ltd.	944,461	16,988,023
Hopewell Holdings Ltd.	500,000	2,185,518
Hutchison Whampoa Ltd.	1,838,158	19,802,220
Hysan Development Co. Ltd.	520,677	2,678,711
Link (REIT)	1,978,502	10,574,154
MTR Corp. Ltd.	1,256,951	5,186,244
Common Stocks - continued
	Shares	Value
Hong Kong - continued
New World Development Co. Ltd.	3,129,842	$ 5,762,822
PCCW Ltd.	3,395,000	1,615,291
Power Assets Holdings Ltd.	1,199,676	10,696,477
Sino Land Ltd.	2,514,689	4,571,808
SJM Holdings Ltd.	1,656,000	4,138,078
Sun Hung Kai Properties Ltd.	1,354,611	20,959,477
Swire Pacific Ltd. (A Shares)	614,384	7,929,733
Swire Properties Ltd.	984,600	3,681,649
Wharf Holdings Ltd.	1,308,585	11,439,742
Wheelock and Co. Ltd.	771,000	4,210,100
Wing Hang Bank Ltd.	148,843	1,651,444
TOTAL HONG KONG		275,713,522
Ireland - 0.3%
CRH PLC	622,245	13,528,870
Elan Corp. PLC (a)	424,537	4,774,425
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries PLC CDI	383,265	3,836,563
Kerry Group PLC Class A	125,549	7,041,595
Prothena Corp. PLC (a)(d)	10,110	62,379
Ryanair Holdings PLC	262,563	1,937,524
TOTAL IRELAND		31,181,360
Isle of Man - 0.1%
Genting Singapore PLC	5,270,859	6,703,491
Israel - 0.5%
Bank Hapoalim BM (Reg.) (a)	912,772	4,048,026
Bank Leumi le-Israel BM (a)	1,116,415	3,980,164
Bezeq Israeli Telecommunication Corp. Ltd.	1,597,115	2,047,060
Delek Group Ltd.	3,486	922,247
Israel Chemicals Ltd.	389,627	5,035,906
Israel Corp. Ltd. (Class A)	1,888	1,356,361
Mellanox Technologies Ltd. (a)	29,545	1,523,492
Mizrahi Tefahot Bank Ltd. (a)	97,636	1,025,063
NICE Systems Ltd. (a)	48,473	1,708,644
Teva Pharmaceutical Industries Ltd.	772,673	28,931,543
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,684	623,982
TOTAL ISRAEL		51,202,488
Italy - 1.9%
Assicurazioni Generali SpA	1,009,026	16,361,287
Atlantia SpA	284,474	4,920,984
Banca Monte dei Paschi di Siena SpA (a)(d)	5,639,059	1,553,397
Banco Popolare Societa Cooperativa (a)	1,539,725	2,597,163
Enel Green Power SpA	1,523,214	2,817,892
Enel SpA	5,704,740	20,645,366
ENI SpA	2,203,584	50,153,078
EXOR SpA	54,091	1,515,473
Fiat Industrial SpA	741,158	9,013,369
Fiat SpA (d)	781,109	4,191,283

	Shares	Value
Finmeccanica SpA (a)	348,723	$ 1,714,567
Intesa Sanpaolo SpA	8,704,539	14,125,714
Intesa Sanpaolo SpA (Risparmio Shares)	871,602	1,206,195
Luxottica Group SpA	140,726	6,564,795
Mediobanca SpA	444,082	2,700,575
Pirelli & C SpA (d)	209,953	2,438,156
Prysmian SpA	178,628	3,892,238
Saipem SpA	234,382	6,266,827
Snam Rete Gas SpA	1,465,188	6,947,566
Telecom Italia SpA	8,059,353	5,926,808
Terna SpA	1,129,054	4,719,865
UniCredit SpA (a)	3,509,033	17,830,101
Unione di Banche Italiane SCPA	753,495	3,450,909
TOTAL ITALY		191,553,608
Japan - 20.1%
ABC-Mart, Inc.	22,100	771,318
ACOM Co. Ltd. (a)	34,000	841,838
Advantest Corp.	126,490	1,814,993
Aeon Co. Ltd.	515,300	5,792,886
AEON Credit Service Co. Ltd. (d)	69,300	1,613,436
AEON Mall Co. Ltd.	64,200	1,591,667
Air Water, Inc.	125,000	1,693,818
Aisin Seiki Co. Ltd.	164,700	5,961,468
Ajinomoto Co., Inc.	564,866	7,489,700
Alfresa Holdings Corp.	34,700	1,708,982
All Nippon Airways Ltd.	989,000	2,027,295
Amada Co. Ltd.	303,000	1,977,721
Aozora Bank Ltd.	922,000	2,795,145
Asahi Glass Co. Ltd.	857,677	5,829,501
Asahi Group Holdings	332,603	8,396,709
Asahi Kasei Corp.	1,104,727	6,531,345
Asics Corp.	125,100	1,965,105
Astellas Pharma, Inc.	385,600	20,842,118
Bank of Kyoto Ltd.	276,000	2,411,911
Bank of Yokohama Ltd.	1,056,084	5,434,805
Benesse Holdings, Inc.	58,800	2,439,163
Bridgestone Corp.	564,779	17,329,069
Brother Industries Ltd.	195,800	2,049,045
Calbee, Inc.	13,800	1,176,179
Canon, Inc.	983,244	35,582,978
Casio Computer Co. Ltd. (d)	197,900	1,567,144
Central Japan Railway Co.	125,500	12,199,320
Chiba Bank Ltd.	638,674	4,072,244
Chiyoda Corp.	136,000	1,697,616
Chubu Electric Power Co., Inc.	569,864	7,144,049
Chugai Pharmaceutical Co. Ltd.	188,725	4,082,356
Chugoku Electric Power Co., Inc.(THE)	260,400	3,272,910
Citizen Holdings Co. Ltd.	222,266	1,206,169
Coca-Cola West Co. Ltd.	47,500	813,275
Cosmo Oil Co. Ltd.	472,000	1,110,109
Credit Saison Co. Ltd.	133,552	2,838,466
Dai Nippon Printing Co. Ltd.	475,242	4,178,684
Dai-ichi Mutual Life Insurance Co.	7,387	10,360,448
Common Stocks - continued
	Shares	Value
Japan - continued
Daicel Chemical Industries Ltd.	260,000	$ 2,000,000
Daido Steel Co. Ltd.	236,000	1,255,238
Daihatsu Motor Co. Ltd.	171,000	3,473,870
Daiichi Sankyo Kabushiki Kaisha	583,970	10,452,111
Daikin Industries Ltd.	203,494	7,541,287
Dainippon Sumitomo Pharma Co. Ltd.	141,600	2,045,554
Daito Trust Construction Co. Ltd.	63,563	5,691,799
Daiwa House Industry Co. Ltd.	446,184	8,192,957
Daiwa Securities Group, Inc.	1,450,985	8,969,839
DeNA Co. Ltd. (d)	91,100	2,555,400
Denki Kagaku Kogyo KK	417,358	1,589,463
Denso Corp.	422,238	17,720,420
Dentsu, Inc.	154,000	4,791,628
Don Quijote Co. Ltd.	45,600	1,795,663
East Japan Railway Co.	291,700	21,525,817
Eisai Co. Ltd.	216,078	9,627,814
Electric Power Development Co. Ltd.	97,180	2,495,290
FamilyMart Co. Ltd.	53,900	2,270,790
Fanuc Corp.	166,272	25,669,999
Fast Retailing Co. Ltd.	46,000	12,620,347
Fuji Electric Co. Ltd.	486,153	1,389,908
Fuji Heavy Industries Ltd.	505,000	7,551,300
Fujifilm Holdings Corp.	402,805	7,735,385
Fujitsu Ltd.	1,634,075	7,510,151
Fukuoka Financial Group, Inc.	648,300	2,944,593
Furukawa Electric Co. Ltd. (a)	532,790	1,207,098
Fyushu Electric Power Co., Inc.	361,870	3,470,735
GREE, Inc. (d)	75,900	923,672
GS Yuasa Corp. (d)	301,000	1,305,448
Gunma Bank Ltd.	320,663	1,743,599
Hakuhodo DY Holdings, Inc.	19,920	1,512,966
Hamamatsu Photonics K.K.	60,400	2,398,015
Hankyu Hanshin Holdings, Inc.	1,010,000	5,546,337
Hino Motors Ltd.	228,000	2,408,156
Hirose Electric Co. Ltd.	27,198	3,286,413
Hiroshima Bank Ltd.	418,000	1,754,256
Hisamitsu Pharmaceutical Co., Inc.	52,400	3,035,797
Hitachi Chemical Co. Ltd.	87,200	1,195,719
Hitachi Construction Machinery Co. Ltd.	91,100	2,092,479
Hitachi High-Technologies Corp.	57,600	1,190,653
Hitachi Ltd.	4,090,271	22,946,821
Hitachi Metals Ltd.	143,000	1,337,588
Hokkaido Electric Power Co., Inc.	150,800	1,335,708
Hokuriku Electric Power Co., Inc.	147,500	1,694,762
Honda Motor Co. Ltd.	1,414,260	52,891,351
Hoya Corp.	377,716	7,245,431
Hulic Co. Ltd.	239,400	1,795,048
Ibiden Co. Ltd.	100,400	1,571,695
Idemitsu Kosan Co. Ltd.	19,700	1,791,682
INPEX Corp.	1,915	10,185,511
Isetan Mitsukoshi Holdings Ltd.	301,587	3,338,313

	Shares	Value
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,170,185	$ 3,282,426
Isuzu Motors Ltd.	1,025,000	6,303,269
Itochu Corp.	1,307,386	15,092,275
ITOCHU Techno-Solutions Corp.	23,600	1,031,179
Iyo Bank Ltd.	212,000	1,806,883
J Front Retailing Co. Ltd.	423,800	2,505,582
Japan Airlines Co. Ltd.	49,900	2,368,756
Japan Petroleum Exploration Co. Ltd.	28,300	1,073,196
Japan Prime Realty Investment Corp.	680	2,002,071
Japan Real Estate Investment Corp.	511	5,606,721
Japan Retail Fund Investment Corp.	1,753	3,426,946
Japan Steel Works Ltd.	257,000	1,502,794
Japan Tobacco, Inc.	781,000	24,645,862
JFE Holdings, Inc.	429,075	9,198,101
JGC Corp.	181,117	4,998,352
Joyo Bank Ltd.	553,941	2,767,016
JSR Corp.	155,016	3,160,861
JTEKT Corp.	185,500	1,849,196
Jupiter Telecommunications Co.	1,845	2,448,322
JX Holdings, Inc.	1,948,668	11,899,299
Kajima Corp.	759,317	2,244,609
Kamigumi Co. Ltd.	210,663	1,825,034
Kaneka Corp.	245,559	1,359,065
Kansai Electric Power Co., Inc.	643,136	5,550,855
Kansai Paint Co. Ltd.	187,000	1,981,163
Kao Corp.	456,650	14,602,552
Kawasaki Heavy Industries Ltd.	1,202,945	3,828,555
KDDI Corp.	233,500	17,533,282
Keihin Electric Express Railway Co. Ltd.	391,061	3,455,378
Keio Corp.	489,410	3,912,534
Keisei Electric Railway Co.	236,000	2,253,317
Keyence Corp.	39,562	11,144,285
Kikkoman Corp.	145,849	2,267,433
Kinden Corp.	102,000	676,772
Kintetsu Corp. (d)	1,380,100	5,806,872
Kirin Holdings Co. Ltd.	758,256	11,002,851
Kobe Steel Ltd. (a)	2,116,000	2,853,598
Koito Manufacturing Co. Ltd.	79,000	1,287,830
Komatsu Ltd.	810,245	20,437,509
Konami Corp.	89,000	1,729,302
Konica Minolta Holdings, Inc.	421,500	3,219,571
Kubota Corp.	952,864	11,503,450
Kuraray Co. Ltd.	305,186	4,148,607
Kurita Water Industries Ltd.	98,200	1,962,093
Kyocera Corp.	133,002	11,565,391
Kyowa Hakko Kirin Co., Ltd.	221,689	2,322,365
Lawson, Inc.	53,016	3,940,881
LIXIL Group Corp.	227,959	4,672,803
Mabuchi Motor Co. Ltd.	20,821	1,024,315
Makita Corp.	98,200	4,449,671
Marubeni Corp.	1,433,244	10,468,294
Marui Group Co. Ltd.	181,449	1,548,453
Maruichi Steel Tube Ltd.	41,700	1,019,893
Common Stocks - continued
	Shares	Value
Japan - continued
Mazda Motor Corp. (a)	2,309,000	$ 6,950,167
McDonald's Holdings Co. (Japan) Ltd.	53,800	1,347,757
Medipal Holdings Corp.	126,100	1,629,818
Meiji Holdings Co. Ltd.	54,129	2,330,076
Miraca Holdings, Inc.	47,400	2,288,435
Mitsubishi Chemical Holdings Corp.	1,155,775	5,424,125
Mitsubishi Corp.	1,220,202	24,209,207
Mitsubishi Electric Corp.	1,678,106	13,668,896
Mitsubishi Estate Co. Ltd.	1,084,723	27,033,230
Mitsubishi Gas Chemical Co., Inc.	327,867	2,320,431
Mitsubishi Heavy Industries Ltd.	2,633,256	14,602,369
Mitsubishi Logistics Corp.	113,000	1,837,210
Mitsubishi Materials Corp.	935,937	2,847,494
Mitsubishi Motors Corp. of Japan (a)	3,585,000	3,945,086
Mitsubishi Tanabe Pharma Corp.	187,300	2,657,239
Mitsubishi UFJ Financial Group, Inc.	11,056,230	61,278,361
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,660	2,341,980
Mitsui & Co. Ltd.	1,510,123	22,385,467
Mitsui Chemicals, Inc.	745,683	1,769,881
Mitsui Fudosan Co. Ltd.	725,677	18,460,959
Mitsui OSK Lines Ltd.	938,285	3,289,919
Mizuho Financial Group, Inc.	19,828,000	43,610,133
MS&AD Insurance Group Holdings, Inc.	467,884	9,681,751
Murata Manufacturing Co. Ltd.	176,354	11,358,651
Nabtesco Corp.	92,600	1,707,341
Namco Bandai Holdings, Inc.	158,950	2,527,698
NEC Corp. (a)	2,282,951	5,640,261
Nexon Co. Ltd.	106,900	969,931
NGK Insulators Ltd.	232,309	2,506,300
NGK Spark Plug Co. Ltd.	150,000	2,278,563
NHK Spring Co. Ltd.	132,700	1,155,345
Nidec Corp. (d)	94,042	5,532,786
Nikon Corp.	291,638	6,544,471
Nintendo Co. Ltd.	92,796	8,976,889
Nippon Building Fund, Inc.	599	6,701,510
Nippon Electric Glass Co. Ltd.	328,000	1,613,637
Nippon Express Co. Ltd.	748,546	3,286,851
Nippon Meat Packers, Inc.	154,740	2,417,343
Nippon Paper Group, Inc. (d)	83,100	1,447,010
Nippon Steel Corp.	6,594,636	17,857,952
Nippon Telegraph & Telephone Corp.	379,100	17,322,100
Nippon Yusen KK	1,352,578	3,400,050
Nishi-Nippon City Bank Ltd.	560,000	1,468,120
Nissan Motor Co. Ltd.	2,157,548	21,858,800
Nisshin Seifun Group, Inc.	167,090	2,192,053
Nissin Food Holdings Co. Ltd.	49,723	1,976,796
Nitori Holdings Co. Ltd.	32,000	2,385,586
Nitto Denko Corp.	143,594	8,443,060
NKSJ Holdings, Inc.	326,903	6,923,191
NOK Corp.	83,500	1,151,289
Nomura Holdings, Inc.	3,152,747	18,087,026
Nomura Real Estate Holdings, Inc.	85,200	1,530,456

	Shares	Value
Nomura Real Estate Office Fund, Inc.	233	$ 1,430,327
Nomura Research Institute Ltd.	84,600	1,916,712
NSK Ltd.	371,576	2,898,365
NTT Data Corp.	1,063	3,375,131
NTT DoCoMo, Inc.	13,262	20,502,880
NTT Urban Development Co.	953	970,581
Obayashi Corp.	547,704	2,818,587
Odakyu Electric Railway Co. Ltd.	546,000	5,761,010
Oji Holdings Corp.	699,352	2,663,408
Olympus Corp. (a)	197,229	4,325,888
Omron Corp.	174,060	4,215,824
Ono Pharmaceutical Co. Ltd.	70,300	3,731,535
Oracle Corp. Japan	31,300	1,316,970
Oriental Ld Co. Ltd.	43,556	6,433,074
ORIX Corp.	91,888	10,230,706
Osaka Gas Co. Ltd.	1,604,525	6,231,837
Osaka Securities Exchange Co. Ltd.	44,300	3,374,237
Otsuka Corp.	13,500	1,370,536
Otsuka Holdings Co. Ltd.	316,700	10,140,960
Panasonic Corp.	1,914,273	13,772,169
Park24 Co. Ltd.	82,700	1,511,423
Rakuten, Inc.	620,100	5,358,724
Resona Holdings, Inc.	1,651,700	7,573,336
Ricoh Co. Ltd.	565,770	6,067,271
Rinnai Corp.	27,200	1,951,451
ROHM Co. Ltd.	81,244	2,879,345
Sankyo Co. Ltd. (Gunma)	43,000	1,811,576
Sanrio Co. Ltd. (d)	38,700	1,530,214
Santen Pharmaceutical Co. Ltd.	62,400	2,793,829
SBI Holdings, Inc. Japan	201,060	1,596,506
Secom Co. Ltd.	182,067	9,349,864
Sega Sammy Holdings, Inc.	176,300	3,254,389
Sekisui Chemical Co. Ltd.	372,293	3,610,868
Sekisui House Ltd.	463,467	5,365,197
Seven & i Holdings Co., Ltd.	653,600	19,081,255
Seven Bank Ltd.	487,400	1,283,047
Sharp Corp. (d)	844,675	2,679,193
Shikoku Electric Power Co., Inc.	149,100	1,825,747
Shimadzu Corp.	210,000	1,327,651
Shimamura Co. Ltd.	18,300	1,869,684
SHIMANO, Inc.	63,000	4,519,905
SHIMIZU Corp.	534,416	1,718,157
Shin-Etsu Chemical Co., Ltd.	356,462	21,920,739
Shinsei Bank Ltd.	1,281,000	2,819,333
Shionogi & Co. Ltd.	263,391	5,367,845
Shiseido Co. Ltd.	306,750	4,067,275
Shizuoka Bank Ltd.	505,274	5,020,578
Showa Denko KK	1,226,336	1,905,193
Showa Shell Sekiyu KK	170,600	1,235,005
SMC Corp.	46,171	8,009,814
So-net M3, Inc.	534	919,478
Softbank Corp.	822,030	30,463,620
Sojitz Corp.	1,018,500	1,560,330
Sony Corp. (d)	872,285	12,722,762
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Financial Holdings, Inc.	148,200	$ 2,340,757
Stanley Electric Co. Ltd.	124,125	2,161,374
Sumco Corp.	92,200	922,099
Sumitomo Chemical Co. Ltd.	1,267,334	3,746,353
Sumitomo Corp.	977,542	11,959,571
Sumitomo Electric Industries Ltd.	658,106	7,668,081
Sumitomo Heavy Industries Ltd.	460,822	2,033,404
Sumitomo Metal Mining Co. Ltd.	447,065	7,046,736
Sumitomo Mitsui Financial Group, Inc.	1,165,400	46,510,051
Sumitomo Mitsui Trust Holdings, Inc.	2,679,722	10,407,810
Sumitomo Realty & Development Co. Ltd.	309,000	10,451,127
Sumitomo Rubber Industries Ltd.	144,000	2,243,349
Suzuken Co. Ltd.	59,760	2,079,253
Suzuki Motor Corp.	311,900	7,460,161
Sysmex Corp.	63,500	3,329,485
T&D Holdings, Inc.	508,800	6,038,192
Taiheiyo Cement Corp.	995,000	2,458,248
Taisei Corp.	861,594	2,546,949
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,175,523
Taiyo Nippon Sanso Corp.	203,000	1,425,752
Takashimaya Co. Ltd.	239,000	1,871,982
Takeda Pharmaceutical Co. Ltd.	685,142	35,443,476
TDK Corp.	104,525	3,608,588
Teijin Ltd.	773,341	1,793,811
Terumo Corp.	140,812	6,183,028
The Chugoku Bank Ltd.	149,000	2,184,605
The Hachijuni Bank Ltd.	362,000	1,937,124
The Suruga Bank Ltd.	176,000	2,586,169
THK Co. Ltd.	100,800	1,882,455
Tobu Railway Co. Ltd.	874,297	4,801,135
Toho Co. Ltd.	107,554	2,067,766
Toho Gas Co. Ltd.	344,000	1,900,183
Tohoku Electric Power Co., Inc. (a)	380,090	2,940,172
Tokio Marine Holdings, Inc.	604,500	17,073,912
Tokyo Electric Power Co. (a)	1,266,918	2,870,350
Tokyo Electron Ltd.	150,618	6,987,349
Tokyo Gas Co. Ltd.	2,150,395	10,393,537
Tokyu Corp.	966,954	5,789,831
Tokyu Land Corp.	357,000	2,696,084
TonenGeneral Sekiyu KK	234,856	2,331,077
Toppan Printing Co. Ltd.	474,013	3,191,111
Toray Industries, Inc.	1,276,883	7,866,007
Toshiba Corp.	3,491,880	16,086,231
Toto Ltd.	243,185	2,198,609
Toyo Seikan Kaisha Ltd.	136,000	1,976,394
Toyo Suisan Kaisha Ltd.	80,000	2,343,295
Toyoda Gosei Co. Ltd.	56,700	1,309,685
Toyota Boshoku Corp.	55,400	755,482
Toyota Industries Corp.	147,686	5,273,931
Toyota Motor Corp.	2,392,651	122,885,559
Toyota Tsusho Corp.	185,200	4,719,413
Trend Micro, Inc.	92,700	2,620,283

	Shares	Value
Tsumura & Co.	52,700	$ 1,844,983
Ube Industries Ltd.	843,605	1,783,866
Unicharm Corp.	98,280	5,693,857
Ushio, Inc.	85,500	939,033
USS Co. Ltd.	19,780	2,174,541
West Japan Railway Co.	146,800	6,485,554
Yahoo! Japan Corp.	12,454	5,273,703
Yakult Honsha Co. Ltd. (d)	84,466	3,139,339
Yamada Denki Co. Ltd. (d)	75,825	2,756,826
Yamaguchi Financial Group, Inc.	184,000	1,719,107
Yamaha Corp.	144,743	1,438,217
Yamaha Motor Co. Ltd.	237,900	2,843,815
Yamato Holdings Co. Ltd.	322,832	5,402,011
Yamato Kogyo Co. Ltd.	39,700	1,136,305
Yamazaki Baking Co. Ltd.	95,000	1,200,183
Yaskawa Electric Corp.	174,000	1,569,360
Yokogawa Electric Corp.	190,200	1,910,413
TOTAL JAPAN		2,012,306,971
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	866,483	12,972,706
Millicom International Cellular SA (depository receipt)	54,428	4,270,991
SES SA FDR (France) unit	265,156	8,162,793
Subsea 7 SA	244,665	5,783,448
Tenaris SA	410,374	8,443,637
TOTAL LUXEMBOURG		39,633,575
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	76
Mauritius - 0.0%
Golden Agri-Resources Ltd.	6,459,680	3,390,497
Netherlands - 2.7%
AEGON NV	1,535,121	9,138,043
Akzo Nobel NV	206,175	13,170,575
ASML Holding NV (Netherlands)	273,067	19,381,276
Corio NV	54,555	2,516,710
D.E. Master Blenders 1753 NV (a)	499,397	6,018,499
Delta Lloyd NV	151,351	2,679,406
European Aeronautic Defence and Space Co. (EADS) NV	394,396	20,173,927
Fugro NV (Certificaten Van Aandelen)	58,718	2,797,681
Gemalto NV	69,209	6,301,414
Heineken Holding NV (A Shares)	93,458	5,856,676
Heineken NV (Bearer)	198,947	14,854,259
ING Groep NV (Certificaten Van Aandelen) (a)	3,312,123	26,516,269
Koninklijke Ahold NV	879,087	12,624,612
Koninklijke Boskalis Westminster NV	62,454	2,676,038
Koninklijke KPN NV (d)	884,593	3,018,857
Koninklijke Philips Electronics NV	847,093	23,931,565
QIAGEN NV (a)	201,076	4,273,740
Randstad Holding NV	101,052	4,296,250
Common Stocks - continued
	Shares	Value
Netherlands - continued
Reed Elsevier NV	586,731	$ 8,916,317
Royal DSM NV	134,271	7,860,340
STMicroelectronics NV	548,997	4,371,542
TNT Express NV	270,471	2,048,058
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,406,935	54,562,905
Vopak NV	60,401	4,345,783
Wolters Kluwer NV (Certificaten Van Aandelen)	250,592	4,992,467
Ziggo NV	101,123	3,419,347
TOTAL NETHERLANDS		270,742,556
New Zealand - 0.1%
Auckland International Airport Ltd.	745,860	1,744,985
Contact Energy Ltd.	295,135	1,315,096
Fletcher Building Ltd.	582,032	4,402,668
Sky City Entertainment Group Ltd.	556,571	1,955,498
Telecom Corp. of New Zealand Ltd.	1,640,384	3,281,775
TOTAL NEW ZEALAND		12,700,022
Norway - 0.7%
Aker Solutions ASA	141,961	2,796,835
DnB NOR ASA	841,986	12,540,248
Gjensidige Forsikring ASA	168,366	2,690,888
Norsk Hydro ASA	813,467	3,599,223
Orkla ASA (A Shares)	651,421	5,332,150
StatoilHydro ASA	963,836	23,926,932
Telenor ASA	607,154	13,072,314
Yara International ASA	162,047	7,745,692
TOTAL NORWAY		71,704,282
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	1,742,100	2,094,721
Energias de Portugal SA	1,682,156	5,046,727
Galp Energia SGPS SA Class B	236,440	3,648,648
Jeronimo Martins SGPS SA	186,403	3,714,867
Portugal Telecom SGPS SA (Reg.) (d)	519,863	2,626,084
TOTAL PORTUGAL		17,131,047
Singapore - 1.6%
Ascendas Real Estate Investment Trust	1,606,183	3,333,245
CapitaCommercial Trust (REIT)	1,675,000	2,245,236
CapitaLand Ltd.	2,240,437	7,073,731
CapitaMall Trust	2,049,200	3,557,639
CapitaMalls Asia Ltd.	1,166,000	1,958,398
City Developments Ltd.	429,000	3,869,453
ComfortDelgro Corp. Ltd.	1,642,784	2,546,952
DBS Group Holdings Ltd.	1,585,020	19,339,189
Global Logistic Properties Ltd.	1,872,000	3,839,535
Hutchison Port Holdings Trust	4,574,000	3,704,940
Jardine Cycle & Carriage Ltd.	93,267	3,886,125
Keppel Corp. Ltd.	1,252,400	11,771,589
Keppel Ld Ltd.	672,000	2,257,364

	Shares	Value
Olam International Ltd.	1,348,700	$ 1,813,296
Oversea-Chinese Banking Corp. Ltd.	2,234,793	18,226,267
SembCorp Industries Ltd.	838,130	3,580,190
SembCorp Marine Ltd.	749,800	2,718,509
Singapore Airlines Ltd.	451,425	3,969,653
Singapore Exchange Ltd.	732,000	4,492,248
Singapore Press Holdings Ltd.	1,419,021	4,789,654
Singapore Technologies Engineering Ltd.	1,314,161	4,510,000
Singapore Telecommunications Ltd.	6,915,827	19,210,631
StarHub Ltd.	520,000	1,759,367
United Overseas Bank Ltd.	1,101,829	16,975,854
UOL Group Ltd.	382,984	2,013,264
Wilmar International Ltd.	1,663,000	4,767,159
Yangzijiang Shipbuilding Holdings Ltd.	1,681,000	1,309,888
TOTAL SINGAPORE		159,519,376
Spain - 2.9%
Abertis Infraestructuras SA	324,996	5,711,058
ACS Actividades de Construccion y Servicios SA (d)	119,956	2,850,276
Amadeus IT Holding SA Class A	273,293	6,993,234
Banco Bilbao Vizcaya Argentaria SA	4,721,768	45,741,308
Banco de Sabadell SA (d)	2,448,849	5,329,557
Banco Popular Espanol SA	4,753,712	4,127,129
Banco Santander SA (Spain)	9,135,615	69,173,609
Bankia SA (a)(d)	828,423	351,503
Cintra Concesiones de Infrastructuras de Transporte SA	350,361	5,493,540
Criteria CaixaCorp SA (d)	969,371	3,976,397
Distribuidora Internacional de Alimentacion SA	544,427	4,252,577
Enagas SA	166,787	3,994,601
Gas Natural SDG SA	298,392	5,919,450
Grifols SA (d)	132,112	4,706,085
Grupo Acciona SA (d)	23,608	1,449,840
Iberdrola SA	4,087,541	20,225,294
Inditex SA	189,036	25,333,604
International Consolidated Airlines Group SA CDI (a)	780,265	2,831,413
MAPFRE SA (Reg.)	646,648	2,104,669
Red Electrica Corporacion SA	94,167	5,210,186
Repsol YPF SA	721,813	15,369,940
Telefonica SA	3,552,075	46,362,939
Zardoya Otis SA	128,897	1,819,123
TOTAL SPAIN		289,327,332
Sweden - 3.2%
Alfa Laval AB	293,092	6,820,414
ASSA ABLOY AB (B Shares)	288,586	11,445,451
Atlas Copco AB:
(A Shares)	583,310	16,956,162
(B Shares)	336,490	8,709,594
Boliden AB	233,265	3,960,246
Electrolux AB (B Shares)	222,675	5,684,455
Elekta AB (B Shares) (d)	316,468	4,746,482
Common Stocks - continued
	Shares	Value
Sweden - continued
Getinge AB (B Shares)	170,552	$ 5,134,440
H&M Hennes & Mauritz AB (B Shares)	822,731	29,525,909
Hexagon AB (B Shares)	205,579	5,861,516
Husqvarna AB (B Shares)	387,673	2,395,907
Industrivarden AB Series C	92,520	1,650,866
Investment AB Kinnevik	179,090	4,084,450
Investor AB (B Shares)	396,878	11,628,843
Lundin Petroleum AB (a)	193,267	4,389,851
Nordea Bank AB	2,280,340	26,391,355
Ratos AB (B Shares)	158,647	1,630,036
Sandvik AB	867,399	14,095,871
Scania AB (B Shares)	278,764	5,801,657
Securitas AB (B Shares)	279,842	2,606,995
Skandinaviska Enskilda Banken AB (A Shares)	1,219,801	12,702,724
Skanska AB (B Shares)	329,314	5,845,509
SKF AB (B Shares)	341,047	8,389,860
Svenska Cellulosa AB (SCA) (B Shares)	503,226	12,301,702
Svenska Handelsbanken AB (A Shares)	429,710	18,676,977
Swedbank AB (A Shares)	700,541	16,843,573
Swedish Match Co. AB	175,789	5,756,890
Tele2 AB (B Shares)	273,644	4,358,062
Telefonaktiebolaget LM Ericsson (B Shares)	2,639,359	32,085,615
TeliaSonera AB	1,877,434	12,883,156
Volvo AB (B Shares)	1,303,312	19,547,463
TOTAL SWEDEN		322,912,031
Switzerland - 8.9%
ABB Ltd. (Reg.)	1,903,134	43,297,362
Actelion Ltd.	93,538	4,826,094
Adecco SA (Reg.)	115,114	6,564,433
Aryzta AG	75,216	4,321,329
Baloise Holdings AG	42,496	3,812,988
Banque Cantonale Vaudoise (Bearer)	3,995	2,276,038
Barry Callebaut AG	1,518	1,481,884
Compagnie Financiere Richemont SA Series A	452,089	36,343,653
Credit Suisse Group	1,086,005	28,950,466
Ems-Chemie Holding AG	6,938	1,956,008
Geberit AG (Reg.)	34,994	8,460,088
Givaudan SA	7,262	8,677,521
Holcim Ltd. (Reg.)	196,983	15,919,623
Julius Baer Group Ltd.	190,677	7,225,912
Kuehne & Nagel International AG	47,248	5,434,049
Lindt & Spruengli AG	95	4,053,691
Lindt & Spruengli AG (participation certificate)	785	2,834,141
Lonza Group AG	43,952	2,745,535
Nestle SA	2,793,781	195,035,435
Novartis AG	1,991,817	134,882,143
Pargesa Holding SA	25,831	1,845,071
Partners Group Holding AG	14,886	3,439,995

	Shares	Value
Roche Holding AG (participation certificate)	608,346	$ 139,349,073
Schindler Holding AG:
(participation certificate)	43,262	6,701,848
(Reg.)	19,147	2,880,323
SGS SA (Reg.)	4,757	12,089,165
Sika AG (Bearer)	1,810	4,491,689
Sonova Holding AG Class B	43,220	5,173,673
Sulzer AG (Reg.)	20,818	3,644,760
Swatch Group AG (Bearer)	26,971	15,337,184
Swatch Group AG (Bearer) (Reg.)	35,898	3,648,015
Swiss Life Holding AG	26,389	4,330,127
Swiss Prime Site AG	44,891	3,604,020
Swiss Re Ltd.	304,246	24,328,644
Swisscom AG	19,903	9,054,347
Syngenta AG (Switzerland)	80,796	34,288,683
Transocean Ltd. (Switzerland)	310,999	16,364,526
UBS AG	3,156,508	49,873,806
Zurich Insurance Group AG	127,202	34,809,893
TOTAL SWITZERLAND		894,353,235
United Kingdom - 20.5%
3I Group PLC	811,493	3,944,366
Aberdeen Asset Management PLC	779,605	5,084,426
Admiral Group PLC	179,105	3,399,108
Aggreko PLC	236,251	6,078,542
AMEC PLC	269,286	4,264,952
Anglo American PLC (United Kingdom)	1,206,241	35,171,215
Antofagasta PLC	337,784	5,600,917
ARM Holdings PLC	1,196,630	17,324,184
Associated British Foods PLC	309,375	8,692,128
AstraZeneca PLC (United Kingdom)	1,092,046	49,519,003
Aviva PLC	2,551,590	13,733,093
Babcock International Group PLC	306,191	4,984,161
BAE Systems PLC	2,816,033	15,170,095
Balfour Beatty PLC	587,853	2,545,204
Barclays PLC	10,083,098	46,784,744
BG Group PLC	2,949,534	52,151,353
BHP Billiton PLC	1,831,875	57,806,397
BP PLC	16,530,609	110,846,445
British American Tobacco PLC (United Kingdom)	1,675,411	87,160,596
British Land Co. PLC	736,164	6,337,826
British Sky Broadcasting Group PLC	945,705	12,201,969
BT Group PLC	6,828,595	27,715,416
Bunzl PLC	291,648	5,579,226
Burberry Group PLC	386,477	8,067,556
Capita Group PLC	570,693	7,129,615
Capital Shopping Centres Group PLC	454,945	2,296,210
Carnival PLC	160,195	6,009,217
Centrica PLC	4,498,254	24,027,573
Cobham PLC	913,258	3,205,950
Compass Group PLC	1,588,108	19,285,960
Croda International PLC	118,257	4,650,094
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diageo PLC	2,170,933	$ 65,097,964
Eurasian Natural Resources Corp. PLC	216,398	1,110,922
Evraz PLC	292,847	1,212,395
Fresnillo PLC	152,342	3,589,145
G4S PLC (United Kingdom)	1,213,882	5,342,249
GKN PLC	1,431,364	5,928,061
GlaxoSmithKline PLC	4,256,079	93,790,184
Hammerson PLC	611,193	4,584,128
Hargreaves Lansdown PLC	198,870	2,615,702
HSBC Holdings PLC (United Kingdom)	15,953,686	176,697,804
ICAP PLC	461,866	2,333,244
IMI PLC	282,536	5,242,038
Imperial Tobacco Group PLC	855,341	31,012,522
Inmarsat PLC	381,645	3,772,019
InterContinental Hotel Group PLC	229,649	6,658,867
Intertek Group PLC	139,021	7,042,011
Invensys PLC	696,977	3,786,367
Investec PLC	454,370	3,304,514
ITV PLC	3,175,193	5,982,623
J Sainsbury PLC	1,075,428	5,641,651
Johnson Matthey PLC	180,113	6,284,530
Kazakhmys PLC	178,937	1,680,315
Kingfisher PLC	2,073,402	8,712,909
Land Securities Group PLC	672,488	8,462,542
Legal & General Group PLC	5,102,901	12,393,911
Lloyds Banking Group PLC (a)	36,587,645	30,075,229
London Stock Exchange Group PLC	149,886	3,033,310
Marks & Spencer Group PLC	1,398,365	7,876,720
Meggitt PLC	666,268	4,594,923
Melrose PLC	1,054,574	4,138,790
National Grid PLC	3,174,996	35,078,258
Next PLC	140,853	8,972,467
Old Mutual PLC	4,222,968	12,973,069
Pearson PLC	707,551	12,379,704
Prudential PLC	2,215,214	32,879,879
Reckitt Benckiser Group PLC	560,757	37,677,344
Reed Elsevier PLC	1,043,632	11,225,185
Rexam PLC	688,032	5,370,243
Rio Tinto PLC	1,162,410	62,156,818
Rolls-Royce Group PLC	1,623,207	25,314,358
Royal & Sun Alliance Insurance Group PLC	3,055,837	5,595,480
Royal Bank of Scotland Group PLC (a)	1,842,748	9,026,800
Royal Dutch Shell PLC:
Class A (Netherlands)	55,606	1,826,356
Class A (United Kingdom)	3,186,091	104,645,785
Class B (United Kingdom)	2,271,273	76,429,969
SABMiller PLC	829,631	41,244,051
Sage Group PLC	1,121,951	5,786,990

	Shares	Value
Schroders PLC	93,701	$ 2,831,610
Scottish & Southern Energy PLC	827,116	18,144,066
Segro PLC	611,175	2,372,661
Serco Group PLC	429,654	3,718,557
Severn Trent PLC	208,569	5,122,671
Smith & Nephew PLC	779,082	8,345,470
Smiths Group PLC	336,438	6,436,059
Standard Chartered PLC (United Kingdom)	2,089,395	56,928,112
Standard Life PLC	2,034,954	10,882,123
Tate & Lyle PLC	397,529	4,899,955
Tesco PLC	6,966,890	39,063,470
The Weir Group PLC	185,225	6,586,537
TUI Travel PLC	416,653	2,005,601
Tullow Oil PLC	786,412	14,483,340
Unilever PLC	1,111,414	44,260,442
United Utilities Group PLC	594,882	6,651,173
Vedanta Resources PLC	98,791	1,762,482
Vodafone Group PLC	42,653,684	106,983,824
Whitbread PLC	151,980	5,817,061
WM Morrison Supermarkets PLC	2,009,502	7,913,945
Xstrata PLC	1,822,323	32,137,953
TOTAL UNITED KINGDOM		2,054,694,998
TOTAL COMMON STOCKS (Cost $9,789,242,801)		9,745,150,149
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA (a)	235,965	28,711,575
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	44,105	2,867,836
Henkel AG & Co. KGaA	155,124	13,672,269
Porsche Automobil Holding SE (Germany)	133,022	10,546,789
ProSiebenSat.1 Media AG	89,616	3,088,752
RWE AG (non-vtg.)	33,945	1,216,499
Volkswagen AG	125,638	27,433,464
TOTAL GERMANY		58,825,609
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,345,527	3,456,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $66,038,680)		90,993,988
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.15% 4/25/13 to 9/19/13 (e) (Cost $17,991,606)	$ 18,000,000	$ 17,991,398
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	284,240,539	284,240,539
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	130,790,746	130,790,746
TOTAL MONEY MARKET FUNDS (Cost $415,031,285)		415,031,285
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $10,288,304,372)		10,269,166,820
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(238,260,795)
NET ASSETS - 100%		$ 10,030,906,025
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
70 CAC 40 Index Contracts (France)	March 2013	$ 3,402,394	$ 30,243
115 CME NIKKEI 225 Index Contracts (Japan)	March 2013	7,146,402	394,211
42 EUREX DAX Index Contracts	March 2013	10,624,598	64,053
1,218 EUREX Dow Jones EURO STOXX 50 Index Contracts (European Union)	March 2013	41,900,713	(1,203,947)
48 Hang Seng Index Contracts (Hong Kong)	March 2013	7,108,773	(472)
549 LIFFE FTSE 100 Index Contracts (United Kingdom)	March 2013	52,957,432	1,369,406
432 OMX Stockholm 30 Index Contracts (Sweden)	March 2013	7,993,877	116,484
176 SFE SPI 200 Index Contracts	March 2013	22,853,922	977,902
75 Singapore Exch Derivatives Ltd.	March 2013	4,471,899	(40,060)

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
200 TSE TOPIX Index Contracts	March 2013	$ 20,951,558	$ 397,481
155 TSE TOPIX Index Contracts	June 2013	16,103,678	94,692
TOTAL EQUITY INDEX CONTRACTS		$ 195,515,246	$ 2,199,993

The face value of futures purchased as a percentage of net assets is 1.9%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy with Goldman Sachs
21,700,000 AUD	March 2013	22,134,170	(621,067)
42,900,000 EUR	March 2013	56,015,388	(1,462,598)
35,200,000 GBP	March 2013	53,394,498	(3,212,078)
4,060,000,000 JPY	March 2013	43,804,517	(3,707,304)
52,700,000 SEK	March 2013	8,145,207	(32,286)
		$ 183,493,780	$ (9,035,333)

(Payable Amount $192,529,113)

The value of contracts to buy as a percentage of net assets - 1.8%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $17,501,664.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 200,453
Fidelity Securities Lending Cash Central Fund	3,123,655
Total	$ 3,324,108
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,070,000,006	$ 796,826,332	$ 273,173,674	$ -
Consumer Staples	1,168,468,766	657,108,149	511,360,617	-
Energy	717,413,316	254,098,161	463,315,155	-
Financials	2,485,832,322	1,740,942,419	744,889,816	87
Health Care	982,928,863	475,637,279	507,291,584	-
Industrials	1,237,916,173	1,087,959,992	149,956,181	-
Information Technology	424,471,152	230,913,570	193,557,582	-
Materials	928,927,199	633,180,099	295,747,100	-
Telecommunication Services	464,355,031	217,942,836	246,412,195	-
Utilities	355,831,309	316,857,858	38,973,451	-
Government Obligations	17,991,398	-	17,991,398	-
Money Market Funds	415,031,285	415,031,285	-	-
Total Investments in Securities:	$ 10,269,166,820	$ 6,826,497,980	$ 3,442,668,753	$ 87
Derivative Instruments:
Assets
Futures Contracts	$ 3,444,472	$ 3,444,472	$ -	$ -
Liabilities
Forward Foreign Currency Contracts	$ (9,035,333)	$ -	$ (9,035,333)	$ -
Futures Contracts	(1,244,479)	(1,244,479)	-	-
Total Liabilities	$ (10,279,812)	$ (1,244,479)	$ (9,035,333)	$ -
Total Derivative Instruments:	$ (6,835,340)	$ 2,199,993	$ (9,035,333)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 306,488,007
Level 2 to Level 1	$ 24,368,273
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 3,444,472	$ (1,244,479)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	-	(9,035,333)
Total Value of Derivatives	$ 3,444,472	$ (10,279,812)
(a) Value is disclosed net on the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $123,106,373) - See accompanying schedule: Unaffiliated issuers (cost $9,873,273,087)	$ 9,854,135,535
Fidelity Central Funds (cost $415,031,285)	415,031,285
Total Investments (cost $10,288,304,372)		$ 10,269,166,820
Foreign currency held at value (cost $8,299,148)		8,274,245
Receivable for investments sold		2,139,628
Receivable for fund shares sold		40,670,694
Dividends receivable		30,788,018
Distributions receivable from Fidelity Central Funds		150,292
Receivable for daily variation margin on futures contracts		3,265,352
Receivable from investment adviser for expense reductions		284,086
Other receivables		2,418
Total assets		10,354,741,553

Liabilities
Payable for investments purchased	$ 161,184,895
Unrealized depreciation on foreign currency contracts	9,035,333
Payable for closed foreign currency contracts	458,137
Payable for fund shares redeemed	21,063,654
Accrued management fee	499,479
Other affiliated payables	803,284
Collateral on securities loaned, at value	130,790,746
Total liabilities		323,835,528

Net Assets		$ 10,030,906,025
Net Assets consist of:
Paid in capital		$ 10,692,409,688
Undistributed net investment income		9,035,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(643,340,907)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(27,198,094)
Net Assets		$ 10,030,906,025

Statement of Assets and Liabilities - continued

February 28, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($2,282,743,134 ÷ 64,657,566 shares)	$ 35.31

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,322,884,388 ÷ 150,749,541 shares)	$ 35.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,269,545,087 ÷ 35,950,229 shares)	$ 35.31

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,155,733,416 ÷ 32,728,260 shares)	$ 35.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 312,936,755
Interest		25,070
Income from Fidelity Central Funds (including $3,123,655 from security lending)		3,324,108
Income before foreign taxes withheld		316,285,933
Less foreign taxes withheld		(21,433,633)
Total income		294,852,300

Expenses
Management fee	$ 5,276,000
Transfer agent fees	8,789,006
Independent trustees' compensation	57,027
Miscellaneous	22,592
Total expenses before reductions	14,144,625
Expense reductions	(2,378,678)	11,765,947
Net investment income (loss)		283,086,353
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(90,747,705)
Foreign currency transactions	(4,711,849)
Futures contracts	16,416,860
Total net realized gain (loss)		(79,042,694)
Change in net unrealized appreciation (depreciation) on: Investment securities	702,911,670
Assets and liabilities in foreign currencies	(8,679,624)
Futures contracts	(4,222,110)
Total change in net unrealized appreciation (depreciation)		690,009,936
Net gain (loss)		610,967,242
Net increase (decrease) in net assets resulting from operations		$ 894,053,595

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 283,086,353	$ 307,056,865
Net realized gain (loss)	(79,042,694)	116,950,073
Change in net unrealized appreciation (depreciation)	690,009,936	(1,208,752,485)
Net increase (decrease) in net assets resulting from operations	894,053,595	(784,745,547)
Distributions to shareholders from net investment income	(263,200,177)	(282,810,129)
Distributions to shareholders from net realized gain	(10,605,696)	(5,246,083)
Total distributions	(273,805,873)	(288,056,212)
Share transactions - net increase (decrease)	690,478,893	(204,144,449)
Redemption fees	579,443	929,822
Total increase (decrease) in net assets	1,311,306,058	(1,276,016,386)

Net Assets
Beginning of period	8,719,599,967	9,995,616,353
End of period (including undistributed net investment income of $9,035,338 and undistributed net investment income of $1,453,417, respectively)	$ 10,030,906,025	$ 8,719,599,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.06	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) B	1.03	1.19	.94	.82	1.30
Net realized and unrealized gain (loss)	2.23	(4.28)	5.45	10.93	(22.75)
Total from investment operations	3.26	(3.09)	6.39	11.75	(21.45)
Distributions from net investment income	(.97)	(1.12)	(.81)	(.74)	(.94)
Distributions from net realized gain	(.04)	(.02)	(.03)	(.12)	-
Total distributions	(1.01)	(1.14)	(.84)	(.86)	(.94)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Total Return A	10.01%	(7.92)%	20.34%	56.36%	(50.03)%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.11%	.10%	.10%	.10%
Expenses net of all reductions	.20%	.11%	.10%	.10%	.10%
Net investment income (loss)	3.16%	3.54%	2.84%	2.72%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131	$ 2,697,776
Portfolio turnover rate D	1%	9%	1%	2%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 37.29	$ 31.74	$ 20.85	$ 43.23
Income from Investment Operations
Net investment income (loss) B	1.06	1.20	.96	.83	1.31
Net realized and unrealized gain (loss)	2.22	(4.28)	5.44	10.93	(22.75)
Total from investment operations	3.28	(3.08)	6.40	11.76	(21.44)
Distributions from net investment income	(1.00)	(1.12)	(.82)	(.75)	(.95)
Distributions from net realized gain	(.04)	(.02)	(.03)	(.12)	-
Total distributions	(1.04)	(1.14)	(.85)	(.87)	(.95)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Total Return A	10.07%	(7.87)%	20.38%	56.40%	(50.02)%
Ratios to Average Net Assets C, E
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.12%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.24%	3.57%	2.87%	2.75%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395	$ 1,155,867
Portfolio turnover rate D	1%	9%	1%	2%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. B Calculated based on average shares outstanding during the period. C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. D Amount does not include the portfolio activity of any underlying Fidelity Central Funds. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F For the year ended February 29. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.07	.32
Net realized and unrealized gain (loss)	2.22	2.48 G
Total from investment operations	3.29	2.80
Distributions from net investment income	(1.01)	(1.02)
Distributions from net realized gain	(.04)	-
Total distributions	(1.05)	(1.02)
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 35.31	$ 33.07
Total Return B, C	10.12%	9.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.10% M	.10% A, M
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	3.29%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,269,545	$ 860,659
Portfolio turnover rate F	1%	9% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Amount not annualized. M Amount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	1.08	.32
Net realized and unrealized gain (loss)	2.22	2.48 G
Total from investment operations	3.30	2.80
Distributions from net investment income	(1.02)	(1.02)
Distributions from net realized gain	(.04)	-
Total distributions	(1.06)	(1.02)
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 35.31	$ 33.07
Total Return B, C	10.13%	9.45%
Ratios to Average Net Assets E, I
Expenses before reductions	.08% M	.08% A, M
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	3.30%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,155,733	$ 958,101
Portfolio turnover rate F	1%	9% L

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Amount not annualized. M Amount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 7,919,966,166	$ 2,377,292,419	$ (857,939,874)	$ 1,519,352,545
Spartan International Index	10,346,418,869	1,936,134,722	(2,013,386,771)	(77,252,049)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 17,833,773	$ 42,251,715	$ -	$ 1,527,074,591
Spartan International Index	-	-	(535,614,445)	(84,624,855)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total with expiration

Spartan International Index	(119,933,607)	(148,608,684)	(49,793,394)	(318,335,685)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward

Spartan International Index	(4,442,746)	(212,836,014)	(217,278,760)	(535,614,445)

The tax character of distributions paid was as follows:

February 28, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 123,000,708	$ 200,713,554	$ 323,714,262
Spartan International Index	273,805,873	-	273,805,873
February 29, 2012
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 83,031,372	$ 114,363,034	$ 197,394,406
Spartan International Index	288,056,212	-	288,056,212

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 10,780,134	$ 1,141,781
Totals (a)	$ 10,780,134	$ 1,141,781
Spartan International Index
Equity Risk
Futures Contracts	$ 16,416,860	$ (4,222,110)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(3,199,896)	(7,581,914)
Totals (a)	$ 13,216,964	$ (11,804,024)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward foreign currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The value reflects each contract's exposure to the underlying currency at period end. Forward foreign currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,506,591,375	701,400,971
Spartan International Index	809,307,027	127,904,054

Spartan International Index delivered securities in-kind through redemptions totaling $10,715,382. Realized gain (loss) of $4,397,603 on securities delivered in-kind through redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%

Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 763,759
Fidelity Advantage Class	497,711
Fidelity Advantage Institutional Class	13
$ 1,261,483

Spartan International Index
Investor Class	$ 4,106,510
Fidelity Advantage Class	4,156,475
Institutional Class	374,144
Fidelity Advantage Institutional Class	151,877
$ 8,789,006

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 17,439
Spartan International Index	22,592

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 15
Spartan International Index
Fidelity Advantage Class	.12%	1,941,715
Institutional Class	.07%	276,843
Fidelity Advantage Institutional Class	.06%	160,105

In addition, FMR reimbursed a portion of Spartan Extended Market Index Fund's operating expenses during the period in the amount of $1,180.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 589
Spartan International Index	15

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2013	Year ended February 29, 2012A
Spartan Extended Market Index
From net investment income
Investor Class	$ 34,726,754	$ 44,200,763
Fidelity Advantage Class	88,271,798	25,213,023
Fidelity Advantage Institutional Class	2,156	1,161
Total	$ 123,000,708	$ 69,414,947
From net realized gain
Investor Class	$ 59,938,933	$ 88,449,322
Fidelity Advantage Class	140,771,137	39,529,035
Fidelity Advantage Institutional Class	3,484	1,102
Total	$ 200,713,554	$ 127,979,459
Spartan International Index
From net investment income
Investor Class	$ 87,597,672	$ 148,424,687
Fidelity Advantage Class	109,365,106	91,917,749
Institutional Class	34,315,538	20,201,408
Fidelity Advantage Institutional Class	31,921,861	22,266,285
Total	$ 263,200,177	$ 282,810,129
From net realized gain
Investor Class	$ 3,612,275	$ 3,579,535
Fidelity Advantage Class	4,386,091	1,666,548
Institutional Class	1,352,974	-
Fidelity Advantage Institutional Class	1,254,356	-
Total	$ 10,605,696	$ 5,246,083

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	Year ended February 28, 2013	Year ended February 29, 2012A	Year ended February 28, 2013	Year ended February 29, 2012A
Spartan Extended Market Index
Investor Class
Shares sold	13,321,094	40,837,111	$ 530,659,536	$ 1,555,171,539
Reinvestment of distributions	2,332,565	3,525,601	90,866,565	129,930,899
Shares redeemed	(58,837,328)	(88,688,944)	(2,389,706,038)	(3,356,270,130)
Net increase (decrease)	(43,183,669)	(44,326,232)	$ (1,768,179,937)	$ (1,671,167,692)
Fidelity Advantage Class
Shares sold	89,341,752	68,841,430	$ 3,625,244,734	$ 2,626,867,824
Reinvestment of distributions	5,670,305	1,645,712	220,926,287	59,386,217
Shares redeemed	(27,226,963)	(9,691,823)	(1,083,879,441)	(362,785,045)
Net increase (decrease)	67,785,094	60,795,319	$ 2,762,291,580	$ 2,323,468,996
Fidelity Advantage Institutional Class
Shares sold	2,138	2,884	$ 88,301	$ 100,000
Reinvestment of distributions	145	66	5,640	2,263
Net increase (decrease)	2,283	2,950	$ 93,941	$ 102,263
Spartan International Index
Investor Class
Shares sold	22,480,598	51,659,320	$ 738,516,301	$ 1,725,521,597
Reinvestment of distributions	2,603,169	4,931,710	87,570,598	146,703,273
Shares redeemed	(63,993,981)	(138,930,396)B	(2,162,502,955)	(4,508,596,328)B
Net increase (decrease)	(38,910,214)	(82,339,366)	$ (1,336,416,056)	$ (2,636,371,458)
Fidelity Advantage Class
Shares sold	75,323,150	50,383,664	$ 2,547,792,654	$ 1,659,791,665
Reinvestment of distributions	3,011,886	2,688,031	101,319,852	79,393,189
Shares redeemed	(32,726,415)	(30,064,805)	(1,057,404,449)	(976,577,403)
Net increase (decrease)	45,608,621	23,006,890	$ 1,591,708,057	$ 762,607,451
Institutional Class
Shares sold	16,830,227	26,471,830	$ 541,022,171	$ 810,287,820
Reinvestment of distributions	1,060,233	700,632	35,666,241	20,199,209
Shares redeemed	(7,965,479)B	(1,147,214)	(261,596,672)B	(35,649,587)
Net increase (decrease)	9,924,981	26,025,248	$ 315,091,740	$ 794,837,442
Fidelity Advantage Institutional Class
Shares sold	8,644,925	29,053,528	$ 280,664,871	$ 879,203,212
Reinvestment of distributions	986,213	772,330	33,176,217	22,266,285
Shares redeemed	(5,875,458)	(853,278)	(193,745,936)	(26,687,381)
Net increase (decrease)	3,755,680	28,972,580	$ 120,095,152	$ 874,782,116

A Share transactions Institutional Class and Fidelity Advantage Institutional Class are for the period September 8, 2011 (commencement of sale of shares) to February 29, 2012.

B Amount includes in-kind redemptions.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2013, the results of each of their operations for the periods indicated, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (1965)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (1958)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Hebble served as President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	4/15/13	4/12/13	$0.12500	$0.000
Fidelity Advantage Class	4/15/13	4/12/13	$0.13089	$0.000
Spartan Extended Market Index Fund
Investor Class	4/15/13	4/12/13	$0.06300	$0.242
Fidelity Advantage Class	4/15/13	4/12/13	$0.06730	$0.242
Spartan International Index Fund
Investor Class	4/15/13	4/12/13	$0.00000	$0.000
Fidelity Advantage Class	4/15/13	4/12/13	$0.00000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$179,343,233

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2012	December 2012
Spartan Total Market Index Fund
Investor Class	100%	97%
Fidelity Advantage Class	99%	96%
Spartan Extended Market Index Fund
Investor Class	38%	69%
Fidelity Advantage Class	36%	68%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2012	December 2012
Spartan Total Market Index Fund
Investor Class	100%	100%
Fidelity Advantage Class	100%	99%
Spartan Extended Market Index Fund
Investor Class	45%	75%
Fidelity Advantage Class	42%	74%
Spartan International Index Fund
Investor Class	-	90%
Fidelity Advantage Class	-	86%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	12/17/12	$1.082	$0.0715
Fidelity Advantage Class	12/17/12	$1.109	$0.0715

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SIF-UANNPRO-0413
1.790918.109

Item 2. Code of Ethics

As of the end of the period, February 28, 2013, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan 500 Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$78,000	$-	$4,400	$4,200
Spartan International Index Fund	$89,000	$-	$51,400	$5,000
Spartan Total Market Index Fund	$96,000	$-	$6,400	$6,900
Spartan 500 Index Fund	$130,000	$-	$4,400	$18,300

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$77,000	$-	$4,300	$4,000
Spartan International Index Fund	$81,000	$-	$36,000	$5,200
Spartan Total Market Index Fund	$88,000	$-	$6,400	$6,300
Spartan 500 Index Fund	$111,000	$-	$4,300	$15,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2013A	February 29, 2012A
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2013 A	February 29, 2012 A
PwC	$5,505,000	$5,200,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2013